UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 96.4%

Australia - 20.4%
AGL Energy Ltd.	13,305	$159,018
Amcor Ltd.	17,361	183,075
AMP Ltd.	27,555	127,496
Aurizon Holdings Ltd.	36,549	144,110
Australia & New Zealand Banking Group Ltd.	28,822	713,313
BHP Billiton Ltd.	51,997	1,081,050
Brambles Ltd.	20,486	166,903
CIMIC Group Ltd.(a)	8,882	148,481
Coca-Cola Amatil Ltd.	22,124	155,591
Commonwealth Bank of Australia	16,600	1,086,153
Crown Resorts Ltd.(a)	10,784	101,121
CSL Ltd.	2,908	193,268
Fortescue Metals Group Ltd.(a)	92,281	135,471
Insurance Australia Group Ltd.	29,851	128,025
Macquarie Group Ltd.	2,886	180,560
National Australia Bank Ltd.	26,940	689,720
Orica Ltd.(a)	9,309	152,256
Origin Energy Ltd.	12,506	115,057
QBE Insurance Group Ltd.	4,845	50,905
Rio Tinto Ltd.	9,114	376,520
Santos Ltd.	16,232	97,686
Sonic Healthcare Ltd.	8,475	139,202
Suncorp Group Ltd.	14,350	148,125
Telstra Corp., Ltd.	327,830	1,547,096
Wesfarmers Ltd.	25,253	757,551
Westpac Banking Corp.	36,259	895,978
Woodside Petroleum Ltd.	24,569	646,390
Woolworths Ltd.(a)	24,655	510,887

Total Australia		10,831,008

China - 28.1%
Agricultural Bank of China Ltd. Class H	398,000	214,079
Bank of China Ltd. Class H	1,126,255	732,188
Bank of Communications Co., Ltd. Class H	418,955	436,651
Beijing Enterprises Holdings Ltd.	7,000	52,686
China Construction Bank Corp. Class H	3,198,100	2,920,658
China Life Insurance Co., Ltd. Class H	20,396	88,792
China Merchants Bank Co., Ltd. Class H	66,404	193,579
China Merchants Holdings International Co., Ltd.	50,850	218,091
China Mobile Ltd.	333,234	4,266,141
China National Building Material Co., Ltd. Class H(a)	36,973	34,958
China Overseas Land & Investment Ltd.	51,065	180,151
China Petroleum & Chemical Corp. Class H	620,261	535,249
China Resources Power Holdings Co., Ltd.	86,218	240,775
China Shenhua Energy Co., Ltd. Class H	94,736	216,049
China Telecom Corp., Ltd. Class H	799,038	468,958
China Unicom Hong Kong Ltd.	196,345	308,983
CITIC Ltd.	36,000	64,547
CNOOC Ltd.	914,561	1,297,660
Dongfeng Motor Group Co., Ltd. Class H	84,181	112,928
Fosun International Ltd.(a)	68,000	159,989
Guangdong Investment Ltd.	114,000	159,695
Industrial & Commercial Bank of China Ltd. Class H	1,114,270	885,374
Lenovo Group Ltd.(a)	103,000	142,691
PetroChina Co., Ltd. Class H	418,919	467,414
PICC Property & Casualty Co., Ltd. Class H	75,444	171,858
Ping An Insurance Group Co. of China Ltd. Class H	7,323	98,899
Sinopharm Group Co., Ltd. Class H	13,251	58,883
Sun Art Retail Group Ltd.(a)	157,225	141,557

Total China		14,869,483

Hong Kong - 6.9%
AIA Group Ltd.	33,925	222,081
BOC Hong Kong Holdings Ltd.	97,889	407,842
CLP Holdings Ltd.	49,104	417,405
Hang Lung Properties Ltd.	33,000	98,116
Hang Seng Bank Ltd.	16,003	312,730
Henderson Land Development Co., Ltd.	21,197	145,049
Hong Kong & China Gas Co., Ltd.	106,062	222,452
Hong Kong Exchanges and Clearing Ltd.	5,135	181,223
MTR Corp., Ltd.	81,765	380,741
New World Development Co., Ltd.	73,409	96,016
Power Assets Holdings Ltd.	37,079	338,145
Sino Land Co., Ltd.	60,924	101,847
SJM Holdings Ltd.(a)	191,276	207,250
Sun Hung Kai Properties Ltd.	16,534	267,869
Swire Properties Ltd.	33,800	107,907
Wharf Holdings Ltd. (The)	20,350	135,447

Total Hong Kong		3,642,120

India - 0.2%
Infosys Ltd. ADR(a)	8,306	131,650

Indonesia - 3.4%
Astra International Tbk PT	698,561	370,697
Bank Central Asia Tbk PT	89,475	90,599
Bank Mandiri Persero Tbk PT	149,424	112,636
Bank Rakyat Indonesia Persero Tbk PT	159,000	123,432
Indocement Tunggal Prakarsa Tbk PT	91,800	143,733
Perusahaan Gas Negara Persero Tbk PT	486,700	157,518
Semen Indonesia Persero Tbk PT	61,833	55,653
Telekomunikasi Indonesia Persero Tbk PT	1,530,900	336,436
Unilever Indonesia Tbk PT	95,835	283,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2015

Investments	Shares	Value
United Tractors Tbk PT	68,400	$104,530

Total Indonesia		1,779,163

Malaysia - 5.6%
Astro Malaysia Holdings Bhd	99,500	81,225
Axiata Group Bhd	134,300	227,808
British American Tobacco Malaysia Bhd	7,000	115,028
DiGi.Com Bhd	163,500	232,271
Genting Malaysia Bhd	78,440	87,317
IOI Corp. Bhd	147,600	158,828
Kuala Lumpur Kepong Bhd	17,300	98,124
Malayan Banking Bhd	102,094	247,320
Maxis Bhd	226,100	381,727
Petronas Chemicals Group Bhd	100,308	168,022
Petronas Dagangan Bhd	20,600	112,364
Petronas Gas Bhd	27,300	153,829
Public Bank Bhd	32,490	161,201
Sime Darby Bhd	107,600	242,977
Telekom Malaysia Bhd	67,700	117,349
Tenaga Nasional Bhd	67,200	225,128
YTL Corp. Bhd	381,000	156,520

Total Malaysia		2,967,038

Philippines - 2.0%
Aboitiz Equity Ventures, Inc.	126,350	162,666
Aboitiz Power Corp.	139,600	140,869
Manila Electric Co.	9,650	62,322
Philippine Long Distance Telephone Co.	6,770	421,905
SM Investments Corp.	7,486	148,591
Universal Robina Corp.	26,300	113,156

Total Philippines		1,049,509

Singapore - 6.6%
DBS Group Holdings Ltd.	22,817	350,601
Hutchison Port Holdings Trust(a)	330,007	207,904
Jardine Cycle & Carriage Ltd.(a)	6,191	152,189
Keppel Corp., Ltd.(a)	36,484	222,724
Oversea-Chinese Banking Corp., Ltd.	22,001	166,335
Sembcorp Industries Ltd.(a)	44,716	129,183
Sembcorp Marine Ltd.(a)	52,357	110,430
Singapore Airlines Ltd.	30,457	242,706
Singapore Press Holdings Ltd.(a)	45,200	136,960
Singapore Technologies Engineering Ltd.(a)	76,225	186,812
Singapore Telecommunications Ltd.	348,177	1,088,619
StarHub Ltd.(a)	44,100	129,369
United Overseas Bank Ltd.	9,774	167,461
Wilmar International Ltd.	78,800	191,952

Total Singapore		3,483,245

South Korea - 6.0%
Coway Co., Ltd.	831	68,092
Hyundai Mobis Co., Ltd.	507	96,359
Hyundai Motor Co.	1,317	160,574
Kangwon Land, Inc.	3,247	107,704
KB Financial Group, Inc.	1,868	61,795
Kia Motors Corp.	2,589	105,143
Korea Zinc Co., Ltd.	246	120,194
KT&G Corp.	2,617	222,648
LG Chem Ltd.	709	177,020
LG Corp.	1,678	92,967
LG Household & Health Care Ltd.	59	40,940
POSCO	1,206	242,184
Samsung Electronics Co., Ltd.	946	1,075,376
Samsung Heavy Industries Co., Ltd.	2,680	40,965
Samsung Life Insurance Co., Ltd.	779	75,075
SK C&C Co., Ltd.	164	40,653
SK Holdings Co., Ltd.	569	101,001
SK Telecom Co., Ltd.	473	106,011
SK Telecom Co., Ltd. ADR(a)	9,113	225,911

Total South Korea		3,160,612

Taiwan - 12.0%
Advanced Semiconductor Engineering, Inc.	126,175	170,935
Asustek Computer, Inc.	22,740	221,471
Cathay Financial Holding Co., Ltd.	73,614	128,597
Cheng Shin Rubber Industry Co., Ltd.	77,948	172,547
China Steel Corp.	219,078	175,024
Chunghwa Telecom Co., Ltd.	97,436	310,739
CTBC Financial Holding Co., Ltd.	42,373	33,372
Delta Electronics, Inc.	36,000	184,349
Far Eastern New Century Corp.	127,141	134,746
Far EasTone Telecommunications Co., Ltd.	82,000	198,260
First Financial Holding Co., Ltd.	55,343	33,900
Formosa Chemicals & Fibre Corp.	81,685	196,439
Formosa Petrochemical Corp.	164,511	422,281
Formosa Plastics Corp.	69,444	163,400
Fubon Financial Holding Co., Ltd.	70,803	140,897
Hon Hai Precision Industry Co., Ltd.	133,448	419,532
Hua Nan Financial Holdings Co., Ltd.	81,484	46,876
MediaTek, Inc.	27,000	369,282
Nan Ya Plastics Corp.	143,537	336,809
President Chain Store Corp.	18,000	126,594
Quanta Computer, Inc.	115,000	272,083
Taiwan Cement Corp.	128,772	162,559
Taiwan Mobile Co., Ltd.	98,100	327,482
Taiwan Semiconductor Manufacturing Co., Ltd.	313,241	1,426,384
Uni-President Enterprises Corp.	79,179	140,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2015

Investments	Shares	Value
Yuanta Financial Holding Co., Ltd.	78,111	$42,278

Total Taiwan		6,357,207

Thailand - 5.2%
Advanced Info Service PCL	63,300	449,794
Advanced Info Service PCL NVDR	14,800	105,165
Airports of Thailand PCL NVDR	17,484	156,849
Bangkok Bank PCL NVDR	12,700	66,930
Charoen Pokphand Foods PCL	92,399	65,656
CP ALL PCL	74,500	102,016
Intouch Holdings PCL NVDR	82,485	190,488
Krung Thai Bank PCL NVDR	142,100	71,943
PTT Exploration & Production PCL	79,513	256,604
PTT Global Chemical PCL	132,394	271,448
PTT PCL	44,800	476,179
PTT PCL NVDR	8,300	88,221
Siam Cement PCL (The) NVDR	17,771	273,598
Siam Commercial Bank PCL (The)	21,700	99,905
Total Access Communication PCL NVDR	42,881	105,693

Total Thailand		2,780,489

TOTAL COMMON STOCKS (Cost: $48,524,162)		51,051,524

RIGHTS - 0.0%

Singapore - 0.0%
Jardine Cycle & Carriage Ltd., expiring 7/15/15* (Cost $0)	688	3,627

EXCHANGE-TRADED FUNDS AND NOTES - 2.8%

United States - 2.8%
iPath MSCI India Index ETN*(a)	19,033	1,338,591
WisdomTree Global ex-U.S. Real Estate Fund(b)	4,006	115,293

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $1,180,939)		1,453,884

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%

United States - 5.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $2,882,797)(d)	2,882,797	2,882,797

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $52,587,898)		55,391,832
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.6)%		(2,414,708)

NET ASSETS - 100.0%		$52,977,124

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $2,859,623 and the total market value of the collateral held by the Fund was $3,012,684. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $129,887. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 99.9%

Banks - 10.2%
Australia & New Zealand Banking Group Ltd.	45,052	$1,114,988
Commonwealth Bank of Australia	15,699	1,027,200
National Australia Bank Ltd.	44,507	1,139,471
Westpac Banking Corp.	45,585	1,126,428

Total Banks		4,408,087

Beverages - 3.0%
Coca-Cola Amatil Ltd.	115,320	811,010
Treasury Wine Estates Ltd.	121,698	466,750

Total Beverages		1,277,760

Biotechnology - 0.9%
CSL Ltd.	4,437	294,887
Sirtex Medical Ltd.	4,595	102,596

Total Biotechnology		397,483

Capital Markets - 1.9%
Macquarie Group Ltd.	13,134	821,716

Chemicals - 3.2%
Incitec Pivot Ltd.	188,777	558,612
Orica Ltd.(a)	51,502	842,356

Total Chemicals		1,400,968

Commercial Services & Supplies - 4.6%
Brambles Ltd.	57,481	468,307
Downer EDI Ltd.	198,010	727,470
Recall Holdings Ltd.	78,062	415,789
Spotless Group Holdings Ltd.	236,050	379,185

Total Commercial Services & Supplies		1,990,751

Construction & Engineering - 2.0%
CIMIC Group Ltd.	52,164	872,028

Construction Materials - 2.7%
Adelaide Brighton Ltd.	198,944	659,035
Boral Ltd.	113,318	509,513

Total Construction Materials		1,168,548

Containers & Packaging - 1.5%
Amcor Ltd.	60,058	633,323

Diversified Telecommunication Services - 5.2%
iiNET Ltd.(a)	65,794	481,419
M2 Group Ltd.	64,288	528,706
Telstra Corp., Ltd.	211,182	996,611
TPG Telecom Ltd.(a)	34,602	238,558

Total Diversified Telecommunication Services		2,245,294

Energy Equipment & Services - 3.5%
WorleyParsons Ltd.(a)	191,737	1,534,112

Food & Staples Retailing - 4.3%
Wesfarmers Ltd.	28,283	848,446
Woolworths Ltd.(a)	48,302	1,000,888

Total Food & Staples Retailing		1,849,334

Food Products - 0.9%
GrainCorp Ltd. Class A	59,089	387,851

Health Care Equipment & Supplies - 2.0%
Ansell Ltd.	20,615	381,699
Cochlear Ltd.	7,864	484,448

Total Health Care Equipment & Supplies		866,147

Health Care Providers & Services - 4.5%
Healthscope Ltd.	111,632	233,377
Primary Health Care Ltd.(a)	186,834	723,747
Ramsay Health Care Ltd.	6,101	288,246
Sonic Healthcare Ltd.	44,030	723,192

Total Health Care Providers & Services		1,968,562

Hotels, Restaurants & Leisure - 7.8%
Aristocrat Leisure Ltd.	69,304	407,493
Crown Resorts Ltd.	56,853	533,106
Domino’s Pizza Enterprises Ltd.	7,692	211,002
Echo Entertainment Group Ltd.	115,304	386,395
Flight Centre Travel Group Ltd.(a)	19,577	513,249
Tabcorp Holdings Ltd.	190,604	666,567
Tatts Group Ltd.	238,241	681,176

Total Hotels, Restaurants & Leisure		3,398,988

Insurance - 8.7%
AMP Ltd.	160,647	743,309
Insurance Australia Group Ltd.	325,512	1,396,052
QBE Insurance Group Ltd.	45,684	479,991
Suncorp Group Ltd.	113,200	1,168,484

Total Insurance		3,787,836

Internet Software & Services - 1.5%
carsales.com Ltd.	80,053	626,978

IT Services - 1.0%
Computershare Ltd.	48,771	438,954

Media - 2.4%
Fairfax Media Ltd.	1,105,004	692,184
REA Group Ltd.(a)	11,160	336,327

Total Media		1,028,511

Metals & Mining - 7.4%
Alumina Ltd.	186,168	218,926
BHP Billiton Ltd.	45,470	945,350
Fortescue Metals Group Ltd.(a)	568,921	835,191
Iluka Resources Ltd.(a)	64,349	379,842
Rio Tinto Ltd.	20,053	828,434

Total Metals & Mining		3,207,743

Multi-Utilities - 1.8%
AGL Energy Ltd.	63,677	761,050

Multiline Retail - 1.5%
Harvey Norman Holdings Ltd.	192,525	667,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2015

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 9.6%
Beach Energy Ltd.	662,701	$534,820
Caltex Australia Ltd.	16,971	415,448
Origin Energy Ltd.	75,572	695,273
Santos Ltd.	132,457	797,144
Woodside Petroleum Ltd.	64,884	1,707,045

Total Oil, Gas & Consumable Fuels		4,149,730

Professional Services - 2.3%
ALS Ltd.	147,117	661,484
Seek Ltd.	32,616	352,465

Total Professional Services		1,013,949

Real Estate Management & Development - 2.0%
Lend Lease Group	74,823	864,359

Road & Rail - 2.7%
Asciano Ltd.	97,730	499,517
Aurizon Holdings Ltd.	174,289	687,207

Total Road & Rail		1,186,724

Transportation Infrastructure - 0.8%
Qube Holdings Ltd.	195,377	352,892

TOTAL COMMON STOCKS (Cost: $45,335,881)		43,307,044

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.1%

United States - 7.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $3,094,310)(c)	3,094,310	3,094,310

TOTAL INVESTMENTS IN SECURITIES - 107.0% (Cost: $48,430,191)		46,401,354
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.0)%		(3,023,423)

NET ASSETS - 100.0%		$43,377,931

(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $2,983,087 and the total market value of the collateral held by the Fund was $3,149,274. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,964. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 97.1%

China - 97.1%

Auto Components - 0.9%
Minth Group Ltd.	38,000	$84,994
Xinyi Glass Holdings Ltd.	134,000	71,213

Total Auto Components		156,207

Automobiles - 4.9%
Byd Co., Ltd. Class H	33,500	201,150
Geely Automobile Holdings Ltd.	330,000	176,226
Great Wall Motor Co., Ltd. Class H	88,000	431,342

Total Automobiles		808,718

Banks - 3.4%
China Minsheng Banking Corp., Ltd. Class H	430,500	564,186

Chemicals - 0.4%
Huabao International Holdings Ltd.	109,000	65,660

Communications Equipment - 0.4%
ZTE Corp. Class H	25,000	63,592

Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. ADR*	5,175	126,891
TAL Education Group ADR*	1,348	47,584

Total Diversified Consumer Services		174,475

Electronic Equipment, Instruments & Components - 1.6%
AAC Technologies Holdings, Inc.	31,000	175,142
Kingboard Chemical Holdings Ltd.	14,500	25,100
Sunny Optical Technology Group Co., Ltd.	29,000	63,218

Total Electronic Equipment, Instruments & Components		263,460

Food & Staples Retailing - 0.7%
Sun Art Retail Group Ltd.	134,000	120,647

Food Products - 7.6%
Tingyi Cayman Islands Holding Corp.	144,000	294,220
Uni-President China Holdings Ltd.	148,000	136,497
Want Want China Holdings Ltd.	484,000	511,935
WH Group Ltd.*(a)	465,000	316,696

Total Food Products		1,259,348

Health Care Equipment & Supplies - 1.4%
Mindray Medical International Ltd. ADR	5,403	153,985
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	96,000	71,698

Total Health Care Equipment & Supplies		225,683

Hotels, Restaurants & Leisure - 0.4%
Melco Crown Entertainment Ltd.	11,700	70,403

Household Durables - 1.2%
Haier Electronics Group Co., Ltd.	76,000	204,887

Insurance - 12.0%
Ping An Insurance Group Co. of China Ltd. Class H	146,500	1,978,517

Internet & Catalog Retail - 8.9%
Ctrip.com International Ltd. ADR*	6,745	489,822
JD.com, Inc. ADR*	18,900	644,490
Vipshop Holdings Ltd. ADR*	15,456	343,896

Total Internet & Catalog Retail		1,478,208

Internet Software & Services - 26.7%
Alibaba Group Holding Ltd. ADR*	13,400	1,102,418
Baidu, Inc. ADR*	5,338	1,062,689
Bitauto Holdings Ltd. ADR*	1,075	54,879
NetEase, Inc. ADR	2,481	359,410
Qihoo 360 Technology Co., Ltd. ADR*	2,574	174,234
SINA Corp.*	2,730	146,232
Sohu.com, Inc.*	1,058	62,517
SouFun Holdings Ltd. ADR	8,209	69,038
Tencent Holdings Ltd.	58,500	1,167,351
Youku Tudou, Inc. ADR*	6,206	152,233
YY, Inc. ADR*	984	68,408

Total Internet Software & Services		4,419,409

Life Sciences Tools & Services - 1.3%
WuXi PharmaTech Cayman, Inc. ADR*	4,976	210,286

Machinery - 1.0%
China Conch Venture Holdings Ltd.	30,800	70,717
Haitian International Holdings Ltd.	41,000	96,358

Total Machinery		167,075

Paper & Forest Products - 1.2%
Lee & Man Paper Manufacturing Ltd.	157,000	100,042
Nine Dragons Paper Holdings Ltd.	118,000	103,197

Total Paper & Forest Products		203,239

Personal Products - 3.6%
Hengan International Group Co., Ltd.	50,500	599,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

June 30, 2015

Investments	Shares	Value
Pharmaceuticals - 3.7%
China Medical System Holdings Ltd.	88,000	$123,273
Luye Pharma Group Ltd.*	98,600	105,563
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	22,500	83,440
Sihuan Pharmaceutical Holdings Group Ltd.†	47,000	26,736
Sino Biopharmaceutical Ltd.	188,000	218,251
SSY Group Ltd.	128,000	46,560

Total Pharmaceuticals		603,823

Real Estate Management & Development - 7.4%
China Vanke Co., Ltd. Class H	85,600	210,672
Country Garden Holdings Co., Ltd.	504,000	221,687
Evergrande Real Estate Group Ltd.	266,000	158,861
Guangzhou R&F Properties Co., Ltd. Class H*	79,200	97,154
Longfor Properties Co., Ltd.	84,000	133,706
Shimao Property Holdings Ltd.	86,000	169,725
SOHO China Ltd.	141,000	91,847
Sunac China Holdings Ltd.	129,000	141,271

Total Real Estate Management & Development		1,224,923

Road & Rail - 0.8%
CAR, Inc.*	60,800	129,403

Semiconductors & Semiconductor Equipment - 1.3%
GCL-Poly Energy Holdings Ltd.*	335,000	77,349
Hanergy Thin Film Power Group Ltd.*†	502,000	140,542

Total Semiconductors & Semiconductor Equipment		217,891

Software - 0.3%
Kingsoft Corp., Ltd.	17,000	57,342

Specialty Retail - 1.0%
GOME Electrical Appliances Holding Ltd.	738,000	162,783

Textiles, Apparel & Luxury Goods - 3.9%
ANTA Sports Products Ltd.	59,000	143,076
Belle International Holdings Ltd.	295,000	339,804
Shenzhou International Group Holdings Ltd.	33,000	160,476

Total Textiles, Apparel & Luxury Goods		643,356

TOTAL INVESTMENTS IN SECURITIES - 97.1% (Cost: $15,877,344)		16,073,459
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.9%		480,744

NET ASSETS - 100.0%		$16,554,203

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $167,278, which represents 1.0% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 11.8%
AGL Energy Ltd.	1,399	$16,720
Amcor Ltd.	1,607	16,946
AMP Ltd.	4,207	19,466
Australia & New Zealand Banking Group Ltd.	5,258	130,130
BHP Billiton Ltd.	6,025	125,264
Coca-Cola Amatil Ltd.	2,148	15,106
Commonwealth Bank of Australia(a)	2,988	195,508
CSL Ltd.	288	19,141
Fortescue Metals Group Ltd.(a)	9,606	14,102
Insurance Australia Group Ltd.	5,216	22,370
Macquarie Group Ltd.	435	27,215
National Australia Bank Ltd.	4,962	127,037
Origin Energy Ltd.	1,325	12,190
Rio Tinto Ltd.	859	35,487
Suncorp Group Ltd.	2,360	24,361
Telstra Corp., Ltd.	34,778	164,124
Wesfarmers Ltd.(a)	2,621	78,626
Westpac Banking Corp.	5,899	145,767
Woodside Petroleum Ltd.	2,542	66,878
Woolworths Ltd.(a)	2,560	53,047

Total Australia		1,309,485

Brazil - 11.2%
Ambev S.A.	52,317	321,676
Banco Bradesco S.A.	4,360	39,271
Banco do Brasil S.A.	10,269	80,264
Banco Santander Brasil S.A.	8,359	45,530
BB Seguridade Participacoes S.A.	5,154	56,577
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	4,444	16,767
BRF S.A.	1,146	24,230
CCR S.A.	7,892	37,880
Cia Siderurgica Nacional S.A.	10,592	17,628
Cielo S.A.	5,833	82,282
CPFL Energia S.A.	5,081	31,486
Itau Unibanco Holding S.A.	6,699	71,618
Natura Cosmeticos S.A.	1,866	16,543
Petroleo Brasileiro S.A.*	21,299	96,197
Porto Seguro S.A.	2,046	27,268
Souza Cruz S.A.	7,637	60,061
Tim Participacoes S.A.	7,328	24,156
Transmissora Alianca de Energia Eletrica S.A.	4,080	27,030
Ultrapar Participacoes S.A.	1,532	32,402
Vale S.A.	22,577	132,930

Total Brazil		1,241,796

Canada - 12.0%
Bank of Montreal(a)	1,093	64,795
Bank of Nova Scotia (The)	2,026	104,623
BCE, Inc.	2,571	109,269
Canadian Imperial Bank of Commerce(a)	694	51,181
Canadian Natural Resources Ltd.	1,654	44,912
Crescent Point Energy Corp.(a)	1,920	39,417
Enbridge, Inc.(a)	1,452	67,933
Great-West Lifeco, Inc.	1,731	50,414
Husky Energy, Inc.(a)	2,729	52,221
Manulife Financial Corp.	2,177	40,473
Potash Corp. of Saskatchewan, Inc.	2,367	73,335
Power Financial Corp.(a)	1,355	38,931
Rogers Communications, Inc. Class B(a)	1,430	50,742
Royal Bank of Canada(a)	2,252	137,777
Sun Life Financial, Inc.(a)	1,023	34,170
Suncor Energy, Inc.	2,457	67,701
TELUS Corp.	1,521	52,424
Thomson Reuters Corp.	1,849	70,438
Toronto-Dominion Bank (The)	2,806	119,212
TransCanada Corp.(a)	1,638	66,598

Total Canada		1,336,566

Chile - 12.1%
Administradora de Fondos de Pensiones Habitat S.A.	9,501	12,734
Aguas Andinas S.A. Class A	52,118	29,644
Banco de Chile	1,248,859	136,831
Banco de Credito e Inversiones	1,054	46,318
Banco Santander Chile	2,775,986	140,247
CAP S.A.	3,214	11,015
Cencosud S.A.	17,269	41,535
Cia Cervecerias Unidas S.A.	2,921	30,988
Corpbanca S.A.	3,829,658	42,265
Empresa Nacional de Electricidad S.A.	100,310	138,867
Empresa Nacional de Telecomunicaciones S.A.	5,288	58,521
Empresas CMPC S.A.	11,901	32,370
Empresas COPEC S.A.	11,882	126,140
Enersis S.A.	786,187	249,822
Inversiones Aguas Metropolitanas S.A.	21,241	32,251
Inversiones La Construccion S.A.	1,843	20,756
S.A.C.I. Falabella	20,232	141,304
Sociedad Matriz del Banco de Chile S.A. Class B	82,125	23,989
SONDA S.A.	10,419	21,753

Total Chile		1,337,350

New Zealand - 13.4%
Air New Zealand Ltd.	58,529	100,937
Auckland International Airport Ltd.	40,057	133,692
Fisher & Paykel Healthcare Corp., Ltd.	24,263	112,402
Fletcher Building Ltd.	45,413	249,388
Fonterra Co-operative Group Ltd.	1,564	5,077
Heartland New Zealand Ltd.	17,262	13,659
Kathmandu Holdings Ltd.(a)	14,293	16,916
Mainfreight Ltd.	2,705	28,776
Metlifecare Ltd.	2,287	7,192
Nuplex Industries Ltd.	12,543	35,628
Ryman Healthcare Ltd.	10,705	57,339
Sky Network Television Ltd.(a)	35,191	143,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2015

Investments	Shares	Value
SKYCITY Entertainment Group Ltd.	51,794	$147,119
Spark New Zealand Ltd.	177,236	335,022
Summerset Group Holdings Ltd.	4,849	11,675
Tower Ltd.	10,851	16,145
Trade Me Group Ltd.	32,595	74,729

Total New Zealand		1,488,732

Norway - 13.0%
Aker ASA Class A	674	14,478
Atea ASA	1,608	14,307
DNB ASA	5,036	83,725
Gjensidige Forsikring ASA	3,203	51,460
Kongsberg Gruppen ASA	585	10,893
Leroy Seafood Group ASA	442	14,382
Marine Harvest ASA	7,127	81,439
Norsk Hydro ASA	8,492	35,673
Orkla ASA	8,774	68,809
Petroleum Geo-Services ASA(a)	2,491	13,358
Salmar ASA	1,555	22,730
SpareBank 1 SR-Bank ASA	909	6,037
Statoil ASA	32,344	575,964
Telenor ASA	14,455	315,649
TGS Nopec Geophysical Co. ASA(a)	1,014	23,599
Veidekke ASA	1,161	12,912
Wilh. Wilhelmsen ASA	1,147	6,881
Yara International ASA	1,695	87,987

Total Norway		1,440,283

Russia - 12.6%
Gazprom Neft OAO ADR	3,454	41,621
Gazprom OAO ADR	54,995	283,224
Lukoil OAO ADR	4,652	204,711
Magnit PJSC GDR Reg S	554	30,836
MegaFon PJSC GDR Reg S	3,488	48,483
MMC Norilsk Nickel PJSC ADR	9,355	157,819
Mobile Telesystems OJSC ADR	8,323	81,399
NovaTek OAO GDR Reg S	655	66,679
Novolipetsk Steel OJSC GDR Reg S	1,634	21,732
PhosAgro OAO GDR Reg S	1,123	14,374
Rosneft OAO GDR Reg S	53,221	219,270
Rostelecom OJSC ADR	1,166	10,844
RusHydro JSC ADR	6,384	6,333
Sberbank of Russia ADR	13,303	69,442
Severstal PAO GDR Reg S	1,919	20,303
Sistema JSFC GDR Reg S	6,011	53,197
Tatneft OAO ADR	1,263	40,391
VTB Bank OJSC GDR Reg S	11,331	30,934

Total Russia		1,401,592

South Africa - 13.4%
Barclays Africa Group Ltd.	5,635	84,949
Bidvest Group Ltd. (The)	1,679	42,626
Coronation Fund Managers Ltd.	2,441	16,573
Exxaro Resources Ltd.(a)	2,831	20,273
FirstRand Ltd.	28,368	124,618
Imperial Holdings Ltd.	1,690	25,828
Kumba Iron Ore Ltd.(a)	7,379	91,774
Liberty Holdings Ltd.	1,695	20,273
MMI Holdings Ltd.	10,219	25,384
MTN Group Ltd.	15,255	287,498
Naspers Ltd. Class N	258	40,280
Nedbank Group Ltd.	2,726	54,306
Remgro Ltd.	916	19,315
RMB Holdings Ltd.	7,090	38,815
Sanlam Ltd.	8,038	43,933
Sasol Ltd.	4,381	162,423
Shoprite Holdings Ltd.	2,559	36,579
Standard Bank Group Ltd.	8,368	110,424
Vodacom Group Ltd.	16,791	191,874
Woolworths Holdings Ltd.	5,348	43,444

Total South Africa		1,481,189

TOTAL COMMON STOCKS (Cost: $13,549,161)		11,036,993

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Global Natural Resources Fund(b) (Cost: $24,633)	1,573	24,464

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.5%

United States - 7.5%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $835,186)(d)	835,186	835,186

TOTAL INVESTMENTS IN SECURITIES - 107.2% (Cost: $14,408,980)		11,896,643
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.2)%		(797,207)

NET ASSETS - 100.0%		$11,099,436

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $1,016,538 and the total market value of the collateral held by the Fund was $1,069,961. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $234,775. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 12.0%
Adelaide Brighton Ltd.	60,447	$200,241
AGL Energy Ltd.	25,317	302,582
ALS Ltd.	31,312	140,788
Amcor Ltd.	53,604	565,264
AMP Ltd.	119,158	551,341
Arrium Ltd.	381,343	39,569
ASX Ltd.	12,124	371,808
Aurizon Holdings Ltd.	79,932	315,165
Australia & New Zealand Banking Group Ltd.	145,503	3,601,042
Bank of Queensland Ltd.	27,218	267,145
Bendigo & Adelaide Bank Ltd.	36,986	348,520
BHP Billiton Ltd.	185,211	3,850,653
Brickworks Ltd.	18,285	193,943
Cabcharge Australia Ltd.	38,696	108,855
Cardno Ltd.(a)	20,155	50,036
CIMIC Group Ltd.	21,867	365,552
Coca-Cola Amatil Ltd.	51,613	362,978
Commonwealth Bank of Australia	74,928	4,902,607
DuluxGroup Ltd.	34,259	150,616
Fairfax Media Ltd.	190,087	119,072
Flight Centre Travel Group Ltd.(a)	5,423	142,175
Fortescue Metals Group Ltd.(a)	203,002	298,012
Harvey Norman Holdings Ltd.	33,514	116,172
Incitec Pivot Ltd.	89,286	264,207
Insurance Australia Group Ltd.	159,227	682,891
IOOF Holdings Ltd.	18,849	130,241
JB Hi-Fi Ltd.(a)	8,866	132,745
Lend Lease Group	23,943	276,591
Macquarie Group Ltd.	12,566	786,180
McMillan Shakespeare Ltd.	8,931	82,990
Metcash Ltd.(a)	164,998	140,133
Mineral Resources Ltd.	20,961	106,330
National Australia Bank Ltd.	140,664	3,601,289
New Hope Corp., Ltd.	106,918	155,315
Orica Ltd.(a)	23,170	378,964
Origin Energy Ltd.	39,551	363,875
Platinum Asset Management Ltd.	24,110	138,612
Primary Health Care Ltd.	47,557	184,224
Programmed Maintenance Services Ltd.	25,138	55,645
Rio Tinto Ltd.	25,679	1,060,857
SAI Global Ltd.	47,923	153,596
Santos Ltd.	45,792	275,583
Seven Group Holdings Ltd.	30,926	155,454
Seven West Media Ltd.	177,357	139,043
Skilled Group Ltd.	51,995	67,938
Sonic Healthcare Ltd.	19,716	323,835
Suncorp Group Ltd.	64,988	670,825
Super Retail Group Ltd.(a)	15,139	106,352
Tabcorp Holdings Ltd.	53,453	186,932
Tatts Group Ltd.	101,774	290,991
Telstra Corp., Ltd.	669,434	3,159,195
Wesfarmers Ltd.	62,676	1,880,183
Westpac Banking Corp.	166,356	4,110,738
Woodside Petroleum Ltd.	81,741	2,150,538
Woolworths Ltd.(a)	68,883	1,427,356
WorleyParsons Ltd.	20,791	166,351

Total Australia		41,170,135

Austria - 0.3%
EVN AG	16,174	176,949
Oesterreichische Post AG	4,105	188,737
OMV AG	20,461	562,646
UNIQA Insurance Group AG	19,242	173,424
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,107	72,248

Total Austria		1,174,004

Belgium - 0.7%
Ageas	7,009	269,855
bpost S.A.	9,660	265,205
Cofinimmo S.A.	1,427	147,405
Elia System Operator S.A./N.V.	3,152	127,449
EVS Broadcast Equipment S.A.	1,826	52,898
KBC Groep N.V.	9,818	655,696
N.V. Bekaert S.A.(a)	4,975	140,297
Proximus	22,365	789,187

Total Belgium		2,447,992

China - 4.1%
China Mobile Ltd.	676,000	8,654,314
China Power International Development Ltd.(a)	311,000	237,085
China Resources Power Holdings Co., Ltd.	212,000	592,037
CNOOC Ltd.	2,484,000	3,524,518
Dah Chong Hong Holdings Ltd.(a)	227,000	118,001
Franshion Properties China Ltd.	332,000	118,624
Shanghai Industrial Holdings Ltd.	45,000	152,659
Shenzhen Investment Ltd.	364,000	178,419
Sino-Ocean Land Holdings Ltd.	308,000	232,811
Yuexiu Property Co., Ltd.	938,000	204,477

Total China		14,012,945

Denmark - 0.3%
TDC A/S	71,047	520,705
Tryg A/S	16,951	353,183

Total Denmark		873,888

Finland - 1.6%
Elisa Oyj	13,779	436,473
Fortum Oyj	58,608	1,040,899
Kemira Oyj	9,977	113,276
Kesko Oyj Class B	4,963	172,584
Kone Oyj Class B(a)	16,458	667,485
Metso Oyj(a)	7,687	211,038
Neste Oyj(a)	9,131	232,572
Nokian Renkaat Oyj(a)	7,026	220,056
Orion Oyj Class B(a)	8,233	287,855
Sampo Oyj Class A	21,639	1,018,655
Stora Enso Oyj Class R	28,128	289,740
Tikkurila Oyj	10,059	199,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2015

Investments	Shares	Value
UPM-Kymmene Oyj	39,713	$702,219

Total Finland		5,592,686

France - 9.9%
AXA S.A.	90,109	2,272,039
BNP Paribas S.A.	30,931	1,866,189
Bourbon S.A.(a)	8,366	136,093
Bouygues S.A.	17,550	655,751
Casino Guichard Perrachon S.A.	4,739	358,789
Cie de Saint-Gobain	22,373	1,003,850
CNP Assurances	35,929	599,681
Edenred	7,956	196,483
Electricite de France S.A.	121,966	2,717,890
Eutelsat Communications S.A.	7,925	255,630
GDF Suez	171,502	3,179,696
Klepierre	10,530	462,907
Lagardere SCA	4,123	120,175
Metropole Television S.A.	9,735	189,059
Natixis S.A.	68,095	489,750
Neopost S.A.	3,704	159,282
Nexity S.A.	4,266	167,312
Orange S.A.	133,299	2,051,085
Rallye S.A.	6,497	195,524
Rexel S.A.	16,178	260,649
Sanofi	49,095	4,826,873
SCOR SE	3,930	138,567
Suez Environnement Co.	32,348	601,363
Technip S.A.	4,574	282,949
Total S.A.	145,396	7,058,349
Vallourec S.A.	6,345	129,515
Veolia Environnement S.A.	19,868	404,884
Vinci S.A.	27,215	1,573,155
Vivendi S.A.	68,164	1,718,331

Total France		34,071,820

Germany - 8.0%
Allianz SE Registered Shares	17,071	2,657,165
Axel Springer SE	4,738	248,592
BASF SE	33,301	2,924,535
Bayerische Motoren Werke AG	18,125	1,982,733
Bilfinger SE	3,267	123,490
Comdirect Bank AG	11,872	121,695
Daimler AG Registered Shares	38,737	3,523,645
Deutsche Boerse AG	7,102	587,544
Deutsche Post AG Registered Shares	45,361	1,324,433
Deutsche Telekom AG Registered Shares	172,549	2,970,325
Drillisch AG(a)	4,128	183,954
E.ON SE	77,211	1,028,040
Evonik Industries AG	16,907	644,723
Freenet AG	11,436	384,999
Hannover Rueck SE	6,219	601,386
Hugo Boss AG	3,119	348,388
K+S AG Registered Shares	6,154	259,084
MAN SE	4,076	419,587
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,180	1,271,993
ProSiebenSat.1 Media AG Registered Shares	8,414	415,307
RWE AG	30,185	648,595
Siemens AG Registered Shares	33,536	3,376,001
Suedzucker AG(a)	12,980	215,850
Talanx AG	11,612	356,315
Telefonica Deutschland Holding AG	165,336	952,404

Total Germany		27,570,783

Hong Kong - 2.4%
Bank of East Asia Ltd. (The)	43,000	188,028
BOC Hong Kong Holdings Ltd.	384,547	1,602,165
CLP Holdings Ltd.	135,500	1,151,808
Hang Lung Properties Ltd.	95,000	282,455
Hang Seng Bank Ltd.	77,818	1,520,716
Hopewell Holdings Ltd.	59,000	216,135
Hysan Development Co., Ltd.	16,000	69,345
Kowloon Development Co., Ltd.	55,000	69,455
New World Development Co., Ltd.	272,666	356,635
PCCW Ltd.	372,380	222,394
Power Assets Holdings Ltd.	94,018	857,405
Sino Land Co., Ltd.	224,000	374,463
SJM Holdings Ltd.(a)	544,000	589,432
Swire Pacific Ltd. Class B	37,500	88,036
Television Broadcasts Ltd.(a)	34,500	204,707
Wharf Holdings Ltd. (The)	78,000	519,158

Total Hong Kong		8,312,337

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	392,459	668,941
Delek Automotive Systems Ltd.	20,911	233,921
Gazit-Globe Ltd.	12,425	148,215
Harel Insurance Investments & Financial Services Ltd.	26,067	118,505
Israel Chemicals Ltd.	49,491	345,954
Matrix IT Ltd.	12,816	70,732
Migdal Insurance & Financial Holding Ltd.	142,400	165,373
Phoenix Holdings Ltd. (The)	8,340	24,120
Sella Capital Real Estate Ltd.	48,555	77,227
Shikun & Binui Ltd.	30,263	68,028
Shufersal Ltd.*	7,835	18,572

Total Israel		1,939,588

Italy - 3.5%
ACEA SpA	17,329	219,918
Assicurazioni Generali SpA	38,772	698,108
Atlantia SpA	42,392	1,046,687
Banca Generali SpA	5,917	208,198
Enel SpA	367,077	1,662,164
Eni SpA	286,410	5,080,359
ERG SpA	14,910	178,753
Hera SpA	90,331	225,851
MARR SpA	5,766	102,149
Mediolanum SpA(a)	16,941	139,680
Snam SpA	241,934	1,150,494
Societa Iniziative Autostradali e Servizi SpA	29,858	318,373
Telecom Italia SpA RSP	273,262	278,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2015

Investments	Shares	Value
Terna Rete Elettrica Nazionale SpA(a)	120,927	$534,097
Unipol Gruppo Finanziario SpA(a)	24,615	125,063

Total Italy		11,968,635

Japan - 3.8%
Aozora Bank Ltd.	62,000	234,087
Asahi Holdings, Inc.	3,100	52,847
Benesse Holdings, Inc.	2,600	65,231
Canon, Inc.	54,200	1,763,997
Daihatsu Motor Co., Ltd.(a)	15,100	215,088
Daito Trust Construction Co., Ltd.	2,200	227,974
Daiwa Securities Group, Inc.	61,000	457,232
Dynam Japan Holdings Co., Ltd.	70,400	102,977
Fuji Corp., Ltd.	12,200	69,193
Idec Corp.	7,600	68,506
ITOCHU Corp.(a)	65,600	866,875
Japan Pulp & Paper Co., Ltd.	25,000	68,647
JX Holdings, Inc.	74,200	320,291
Marubeni Corp.(a)	69,800	400,609
Matsui Securities Co., Ltd.	9,600	84,338
Max Co., Ltd.	7,000	74,940
Mitsui & Co., Ltd.	75,000	1,018,980
Mizuho Financial Group, Inc.	620,200	1,343,137
Nippon Road Co., Ltd. (The)	14,000	69,906
Nippon Valqua Industries Ltd.	25,000	67,626
NTT DOCOMO, Inc.	143,700	2,752,689
Ryoden Trading Co., Ltd.	9,000	71,932
Sankyo Co., Ltd.(a)	4,700	166,506
Sanoh Industrial Co., Ltd.	9,800	66,473
Shinko Plantech Co., Ltd.	8,200	72,441
Showa Shell Sekiyu K.K.	9,400	82,197
Space Co., Ltd.	6,700	67,348
Sumitomo Corp.	49,200	572,556
Systena Corp.	8,500	72,937
Takaoka Toko Co., Ltd.	5,300	70,514
Takeda Pharmaceutical Co., Ltd.	29,000	1,400,883
TonenGeneral Sekiyu K.K.(a)	19,000	176,856

Total Japan		13,145,813

Netherlands - 0.8%
Aegon N.V.	51,699	379,719
Boskalis Westminster N.V.	6,234	304,926
Delta Lloyd N.V.	12,912	211,842
Koninklijke Ahold N.V.	33,983	636,113
Koninklijke DSM N.V.	4,838	280,306
Koninklijke Philips N.V.	33,005	839,186

Total Netherlands		2,652,092

New Zealand - 0.7%
Air New Zealand Ltd.	75,271	129,810
Auckland International Airport Ltd.	93,889	313,358
Contact Energy Ltd.	45,989	155,823
Fisher & Paykel Healthcare Corp., Ltd.	50,616	234,486
Fletcher Building Ltd.	31,033	170,419
Mighty River Power Ltd.	140,855	265,776
Nuplex Industries Ltd.	23,836	67,705
Sky Network Television Ltd.(a)	39,674	161,257
SKYCITY Entertainment Group Ltd.	47,194	134,053
Spark New Zealand Ltd.	241,179	455,891
Trade Me Group Ltd.	36,815	84,404
Vector Ltd.	123,575	274,958

Total New Zealand		2,447,940

Norway - 1.8%
Aker ASA Class A	7,189	154,425
Aker Solutions ASA	16,818	94,057
Austevoll Seafood ASA	38,466	200,947
Gjensidige Forsikring ASA	32,190	517,168
Marine Harvest ASA	35,548	406,198
Orkla ASA	55,621	436,202
Salmar ASA	8,048	117,638
Statoil ASA	184,180	3,279,774
TGS Nopec Geophysical Co. ASA(a)	6,737	156,790
Yara International ASA	13,794	716,043

Total Norway		6,079,242

Portugal - 0.5%
EDP-Energias de Portugal S.A.	250,312	949,646
Galp Energia, SGPS, S.A.	33,765	395,773
Portucel S.A.	72,500	278,689

Total Portugal		1,624,108

Singapore - 2.9%
Asian Pay Television Trust	416,700	263,049
DBS Group Holdings Ltd.	50,700	779,044
Frasers Centrepoint Ltd.	116,700	153,838
Hutchison Port Holdings Trust(a)	762,423	480,326
Jardine Cycle & Carriage Ltd.	11,200	275,321
Keppel Corp., Ltd.(a)	108,100	659,920
M1 Ltd.(a)	44,200	106,356
Olam International Ltd.	92,500	129,150
Oversea-Chinese Banking Corp., Ltd.	101,447	766,974
Pacc Offshore Services Holdings Ltd.	405,700	131,065
Religare Health Trust	91,400	69,237
SATS Ltd.	96,400	264,178
Sembcorp Industries Ltd.	69,600	201,072
Sembcorp Marine Ltd.(a)	137,400	289,800
SIA Engineering Co., Ltd.(a)	69,600	198,488
Singapore Airlines Ltd.	43,600	347,440
Singapore Exchange Ltd.	43,200	251,211
Singapore Post Ltd.	289,200	407,006
Singapore Press Holdings Ltd.(a)	109,800	332,703
Singapore Technologies Engineering Ltd.	165,000	404,382
Singapore Telecommunications Ltd.	748,000	2,338,715
StarHub Ltd.	107,800	316,235
United Engineers Ltd.	26,800	48,963
United Overseas Bank Ltd.	32,700	560,259
Venture Corp., Ltd.	47,200	270,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2015

Investments	Shares	Value
Wing Tai Holdings Ltd.(a)	56,400	$79,794

Total Singapore		10,125,142

Spain - 6.2%
Abertis Infraestructuras S.A.	48,485	794,663
ACS Actividades de Construccion y Servicios S.A.	19,862	638,568
Banco Bilbao Vizcaya Argentaria S.A.	244,072	2,390,941
Banco Santander S.A.	997,278	6,960,351
Bolsas y Mercados Espanoles SHMSF S.A.(a)	8,229	332,642
CaixaBank S.A.	258,347	1,196,305
Enagas S.A.(a)	13,941	378,929
Ferrovial S.A.	22,555	488,794
Gas Natural SDG S.A.	57,716	1,308,008
Mapfre S.A.	108,413	372,890
Red Electrica Corp. S.A.(a)	7,101	568,710
Repsol S.A.	88,952	1,560,987
Tecnicas Reunidas S.A.	2,773	142,434
Telefonica S.A.	283,107	4,021,832

Total Spain		21,156,054

Sweden - 3.8%
Atlas Copco AB Class B	12,787	318,230
Axfood AB	19,939	318,159
Bilia AB Class A	11,730	208,871
Castellum AB	17,218	241,747
Fabege AB	24,197	329,820
Hennes & Mauritz AB Class B	61,821	2,378,218
ICA Gruppen AB(a)	7,936	281,287
Mekonomen AB(a)	5,126	125,100
Modern Times Group MTG AB Class B(a)	2,828	75,800
Nordea Bank AB	177,522	2,212,206
Peab AB	45,904	338,851
Sandvik AB	48,475	535,430
Skanska AB Class B	22,117	447,804
SKF AB Class B	12,978	295,769
Svenska Handelsbanken AB Class A	44,748	652,547
Swedbank AB Class A	49,822	1,160,662
Tele2 AB Class B	15,244	177,104
Telefonaktiebolaget LM Ericsson Class B	123,672	1,280,316
TeliaSonera AB	267,072	1,571,050

Total Sweden		12,948,971

Switzerland - 9.0%
ABB Ltd. Registered Shares*	82,152	1,721,188
Baloise Holding AG Registered Shares	2,816	343,507
BKW AG	2,573	96,087
Givaudan S.A. Registered Shares*	268	463,992
Kuehne + Nagel International AG Registered Shares	6,548	869,517
Nestle S.A. Registered Shares	112,744	8,143,192
Novartis AG Registered Shares	88,530	8,729,377
Roche Holding AG Bearer Shares	4,707	1,289,382
SGS S.A. Registered Shares	338	617,011
STMicroelectronics N.V.	47,623	389,472
Sulzer AG Registered Shares	1,840	189,306
Swiss Re AG	31,589	2,797,057
Swisscom AG Registered Shares	2,761	1,548,086
Transocean Ltd.(a)	61,007	987,027
Zurich Insurance Group AG*	8,441	2,570,551

Total Switzerland		30,754,752

United Kingdom - 26.3%
Aberdeen Asset Management PLC	44,499	282,734
Admiral Group PLC	10,662	232,574
Amec Foster Wheeler PLC	21,068	270,868
Amlin PLC	38,227	286,410
Anglo American PLC	81,133	1,171,987
Ashmore Group PLC(a)	30,873	140,418
AstraZeneca PLC	57,273	3,620,045
Aviva PLC	112,145	868,625
BAE Systems PLC	188,554	1,337,984
BBA Aviation PLC	31,049	147,322
Berendsen PLC	13,941	223,416
Berkeley Group Holdings PLC	8,087	425,559
BHP Billiton PLC	133,119	2,614,860
BP PLC	1,265,405	8,361,418
British American Tobacco PLC	94,841	5,093,694
British Land Co. PLC (The)	27,350	341,311
Cable & Wireless Communications PLC	226,349	237,082
Carillion PLC(a)	39,843	214,238
Centrica PLC	311,985	1,294,358
Cobham PLC	27,904	115,417
Dairy Crest Group PLC	13,335	111,676
De La Rue PLC	11,218	92,623
Debenhams PLC	116,351	163,314
Devro PLC	24,578	117,024
Diageo PLC	72,563	2,100,947
Direct Line Insurance Group PLC	56,540	298,595
easyJet PLC	9,174	223,056
Electrocomponents PLC	36,106	120,268
Evraz PLC*	65,106	126,147
G4S PLC	66,927	282,718
GlaxoSmithKline PLC	316,329	6,579,315
Greene King PLC(a)	15,049	199,873
Halfords Group PLC	29,969	248,858
HSBC Holdings PLC	850,142	7,622,344
ICAP PLC	46,019	383,221
IG Group Holdings PLC	17,603	206,663
Imperial Tobacco Group PLC	53,404	2,575,927
Infinis Energy PLC	23,364	71,284
Inmarsat PLC	16,388	235,956
Interserve PLC	20,364	211,535
Intu Properties PLC	24,527	118,652
Investec PLC	44,798	402,996
J Sainsbury PLC(a)	127,307	531,172
Kier Group PLC	11,916	266,674
Kingfisher PLC	43,556	237,902
Ladbrokes PLC	74,405	151,888
Laird PLC	34,044	196,870
Legal & General Group PLC	256,560	1,004,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2015

Investments	Shares	Value
Man Group PLC	81,701	$201,603
Marks & Spencer Group PLC	72,075	607,569
Marston’s PLC	42,442	107,332
Melrose Industries PLC	32,708	127,314
Moneysupermarket.com Group PLC	21,170	96,952
N Brown Group PLC(a)	13,276	71,448
National Grid PLC	223,191	2,868,475
Next PLC	2,009	235,387
Old Mutual PLC	200,074	634,033
Pearson PLC	41,633	788,989
Pennon Group PLC	21,503	274,093
Persimmon PLC*	17,658	548,472
Premier Farnell PLC	45,939	124,917
Reed Elsevier N.V.	30,733	728,514
Rexam PLC	30,112	261,411
Rio Tinto PLC	70,002	2,877,809
Royal Dutch Shell PLC Class A	246,024	6,912,362
SABMiller PLC	51,750	2,689,035
Segro PLC	47,458	302,878
Severn Trent PLC	12,864	421,012
Sky PLC	61,277	999,361
Smiths Group PLC	13,473	239,224
Soco International PLC	33,078	91,558
SSE PLC	61,810	1,493,124
Standard Chartered PLC	98,829	1,583,815
Standard Life PLC	72,519	506,385
TalkTalk Telecom Group PLC(a)	40,393	242,987
Tate & Lyle PLC	28,233	230,669
Taylor Wimpey PLC	125,536	366,826
Unilever N.V. CVA	61,737	2,569,552
Unilever PLC	48,491	2,081,948
United Utilities Group PLC	40,125	562,893
Vedanta Resources PLC(a)	35,656	291,596
Vodafone Group PLC	1,462,680	5,287,372
William Hill PLC	33,996	215,520
WM Morrison Supermarkets PLC(a)	227,057	645,623

Total United Kingdom		90,450,168

TOTAL COMMON STOCKS (Cost: $333,323,904)		340,519,095

RIGHTS - 0.0%

Singapore - 0.0%
Jardine Cycle & Carriage Ltd., expiring 7/15/15*	1,244	6,562

Spain - 0.0%
Abertis Infraestructuras S.A., expiring 7/3/15*	48,485	39,976
Repsol S.A., expiring 7/3/15*	45,074	23,353

Total Spain		63,329

TOTAL RIGHTS (Cost: $57,888)		69,891

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $1,428,425)	29,528	1,409,076

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $8,570,894)(d)	8,570,894	8,570,894

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $343,381,111)		350,568,956
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(7,251,659)

NET ASSETS - 100.0%		$343,317,297

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $8,186,083 and the total market value of the collateral held by the Fund was $8,652,169. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $81,275. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 8.5%
Adelaide Brighton Ltd.	72,873	$241,404
AGL Energy Ltd.	46,541	556,245
Amcor Ltd.	58,529	617,200
AMP Ltd.	183,309	848,166
ASX Ltd.	20,973	643,182
Aurizon Holdings Ltd.	153,334	604,583
Australia & New Zealand Banking Group Ltd.	212,438	5,257,611
Bank of Queensland Ltd.	52,003	510,411
Bendigo & Adelaide Bank Ltd.	56,826	535,473
BHP Billiton Ltd.	217,458	4,521,088
Boral Ltd.	53,584	240,930
Brambles Ltd.	66,094	538,478
Brickworks Ltd.	30,756	326,219
Cabcharge Australia Ltd.	83,916	236,062
Caltex Australia Ltd.	14,458	353,931
Cardno Ltd.	50,300	124,874
Coca-Cola Amatil Ltd.	62,328	438,333
Cochlear Ltd.	4,595	283,067
Commonwealth Bank of Australia	107,816	7,054,499
Computershare Ltd.	38,050	342,462
Crown Resorts Ltd.(a)	36,283	340,223
CSL Ltd.	10,396	690,927
CSR Ltd.	63,826	178,566
Echo Entertainment Group Ltd.	52,997	177,598
ERM Power Ltd.	75,488	134,607
Flight Centre Travel Group Ltd.(a)	8,272	216,867
Fortescue Metals Group Ltd.(a)	268,757	394,542
GrainCorp Ltd. Class A	45,546	298,957
Incitec Pivot Ltd.	89,992	266,296
Insurance Australia Group Ltd.	262,332	1,125,086
IOOF Holdings Ltd.(a)	50,546	349,258
JB Hi-Fi Ltd.(a)	12,009	179,803
Lend Lease Group	47,271	546,077
Macquarie Group Ltd.	19,120	1,196,224
McMillan Shakespeare Ltd.	19,740	183,431
Metcash Ltd.	242,614	206,053
Mineral Resources Ltd.	43,133	218,803
Monadelphous Group Ltd.	26,712	192,374
National Australia Bank Ltd.	204,651	5,239,488
Navitas Ltd.	57,535	189,710
Origin Energy Ltd.	24,679	227,050
Perpetual Ltd.	8,113	301,556
Platinum Asset Management Ltd.(a)	60,207	346,138
Primary Health Care Ltd.	88,978	344,678
QBE Insurance Group Ltd.	47,681	500,973
Ramsay Health Care Ltd.	7,555	356,942
Rio Tinto Ltd.	17,244	712,388
Santos Ltd.	55,921	336,540
Sonic Healthcare Ltd.	29,306	481,351
Southern Cross Media Group Ltd.	232,921	173,652
Suncorp Group Ltd.	111,316	1,149,037
Super Retail Group Ltd.	25,463	178,878
Tabcorp Holdings Ltd.	80,647	282,033
Tatts Group Ltd.	149,750	428,164
Telstra Corp., Ltd.	801,996	3,784,782
Wesfarmers Ltd.	74,401	2,231,915
Westpac Banking Corp.	241,685	5,972,154
Woodside Petroleum Ltd.	85,662	2,253,697
Woolworths Ltd.	94,967	1,967,854
WorleyParsons Ltd.	16,581	132,667

Total Australia		58,761,557

Austria - 0.4%
Andritz AG	4,922	272,285
EVN AG	19,903	217,746
Oesterreichische Post AG	8,403	386,349
OMV AG	20,371	560,171
S IMMO AG*	8,123	67,427
UNIQA Insurance Group AG	16,083	144,952
Verbund AG	23,736	344,864
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,311	250,691
Voestalpine AG(a)	9,284	386,150

Total Austria		2,630,635

Belgium - 1.7%
Ageas	17,073	657,331
Anheuser-Busch InBev N.V.	53,592	6,419,062
D’ieteren S.A./N.V.	4,434	158,586
Delhaize Group S.A.	5,095	420,427
Elia System Operator S.A./N.V.	8,975	362,898
Exmar N.V.	15,129	150,413
KBC Groep N.V.	9,572	639,267
Melexis N.V.	873	50,580
N.V. Bekaert S.A.(a)	8,363	235,840
Proximus	30,857	1,088,842
Solvay S.A.	3,516	483,423
UCB S.A.	8,232	590,591
Umicore S.A.	7,534	357,013

Total Belgium		11,614,273

China - 3.1%
China Merchants Holdings International Co., Ltd.	96,294	412,996
China Mobile Ltd.	806,981	10,331,164
China Overseas Land & Investment Ltd.	201,175	709,720
China Power International Development Ltd.(a)	512,000	390,313
China Resources Enterprise Ltd.	59,812	192,879
China Resources Power Holdings Co., Ltd.	188,000	525,014
China South City Holdings Ltd.	462,000	159,710
China Unicom Hong Kong Ltd.	521,588	820,810
CITIC Ltd.	375,000	672,359
CNOOC Ltd.	2,901,700	4,117,187
Dah Chong Hong Holdings Ltd.	326,000	169,464
Fosun International Ltd.	108,000	254,100
Guangdong Investment Ltd.	158,000	221,331
Lenovo Group Ltd.(a)	363,003	502,886
Poly Property Group Co., Ltd.(a)	455,000	220,089
Shenzhen Investment Ltd.	766,000	375,464
Sino-Ocean Land Holdings Ltd.	652,500	493,212
Sun Art Retail Group Ltd.(a)	381,500	343,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
Yuexiu Property Co., Ltd.	1,672,000	$364,484

Total China		21,276,665

Denmark - 1.1%
AP Moeller - Maersk A/S Class B	262	474,279
Carlsberg A/S Class B	3,805	345,248
Chr Hansen Holding A/S	10,056	490,386
Coloplast A/S Class B	7,436	487,678
Danske Bank A/S	22,769	669,266
FLSmidth & Co. A/S	2,121	102,007
Novo Nordisk A/S Class B	51,929	2,827,851
Novozymes A/S Class B	7,613	361,701
Pandora A/S	4,132	443,730
TDC A/S	87,632	642,257
Tryg A/S	30,143	628,045
Vestas Wind Systems A/S	2,106	105,059

Total Denmark		7,577,507

Finland - 1.1%
Elisa Oyj	16,110	510,312
Fortum Oyj(a)	69,204	1,229,087
Kone Oyj Class B(a)	19,963	809,637
Konecranes Oyj	10,785	313,995
Lassila & Tikanoja Oyj	11,382	195,427
Metso Oyj(a)	9,347	256,611
Neste Oyj(a)	24,247	617,586
Nokia Oyj	84,727	574,913
Nokian Renkaat Oyj	3,997	125,187
Orion Oyj Class B(a)	13,135	459,247
Sampo Oyj Class A	26,948	1,268,576
Stora Enso Oyj Class R	42,634	439,163
UPM-Kymmene Oyj	46,600	823,997
Wartsila Oyj Abp	6,829	319,725

Total Finland		7,943,463

France - 9.8%
Accor S.A.	11,466	578,343
Aeroports de Paris	4,118	465,022
Air Liquide S.A.	10,909	1,378,963
Airbus Group SE	15,473	1,003,369
Arkema S.A.	3,721	267,952
AXA S.A.	137,592	3,469,292
BNP Paribas S.A.	46,658	2,815,060
Bourbon S.A.(a)	5,277	85,843
Bouygues S.A.	21,022	785,481
Bureau Veritas S.A.	12,091	278,327
Cap Gemini S.A.	6,046	534,672
Carrefour S.A.(a)	27,711	886,747
Casino Guichard Perrachon S.A.	5,763	436,316
Christian Dior SE	4,286	836,183
Cie de Saint-Gobain	24,813	1,113,330
Cie Generale des Etablissements Michelin	6,831	715,367
CNP Assurances	42,869	715,514
Credit Agricole S.A.	82,384	1,224,509
Danone S.A.	20,515	1,325,525
Edenred	12,989	320,779
Eiffage S.A.	4,061	225,786
Electricite de France S.A.	130,688	2,912,251
Essilor International S.A.	3,339	398,074
Eutelsat Communications S.A.	11,666	376,300
GDF Suez	204,997	3,800,703
Imerys S.A.	4,042	308,947
Ipsen S.A.	3,306	182,280
IPSOS(a)	5,219	134,821
Kering	3,621	646,128
Klepierre	13,705	602,482
L’Oreal S.A.	13,179	2,349,447
Lafarge S.A.	4,801	316,891
Legrand S.A.	5,767	323,593
LVMH Moet Hennessy Louis Vuitton SE	15,067	2,638,179
Metropole Television S.A.	17,259	335,179
Natixis S.A.	153,871	1,106,665
Neopost S.A.(a)	3,996	171,838
Nexity S.A.(a)	6,179	242,339
Orange S.A.	160,849	2,475,000
Pernod Ricard S.A.(a)	6,206	716,366
Publicis Groupe S.A.	6,302	465,678
Rallye S.A.	8,229	247,648
Remy Cointreau S.A.	2,542	183,108
Renault S.A.	9,656	1,005,079
Rexel S.A.	19,237	309,934
Safran S.A.	10,417	705,566
Sanofi	57,669	5,669,843
Schneider Electric SE	23,750	1,638,807
SCOR SE	16,882	595,240
Societe Generale S.A.	25,638	1,196,052
Societe Television Francaise 1	19,093	329,100
Sodexo S.A.	5,425	514,873
Suez Environnement Co.	28,329	526,648
Technip S.A.	5,445	336,830
Thales S.A.	9,044	545,761
Total S.A.	163,291	7,927,074
Unibail-Rodamco SE	4,980	1,257,894
Valeo S.A.	2,842	447,593
Vallourec S.A.	6,084	124,187
Veolia Environnement S.A.	23,263	474,070
Vinci S.A.	30,462	1,760,847
Vivendi S.A.	86,559	2,182,046

Total France		67,943,741

Germany - 7.3%
adidas AG	5,689	435,151
Allianz SE Registered Shares	24,570	3,824,412
BASF SE	37,165	3,263,876
Bayer AG Registered Shares	21,376	2,990,242
Bayerische Motoren Werke AG	26,729	2,923,943
Beiersdorf AG	5,764	482,568
Bilfinger SE(a)	5,120	193,532
Brenntag AG	5,748	329,379
Celesio AG	6,701	194,123
Continental AG	5,373	1,270,655
CropEnergies AG	22,434	97,234
Daimler AG Registered Shares	45,285	4,119,272
Deutsche Bank AG Registered Shares(a)	32,644	980,224
Deutsche Boerse AG	10,460	865,349
Deutsche Post AG Registered Shares	46,951	1,370,857
Deutsche Telekom AG Registered Shares	207,174	3,566,374
E.ON SE	88,090	1,172,891
Evonik Industries AG	25,009	953,681
Fielmann AG	7,200	489,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	4,140	$259,884
Freenet AG	16,588	558,444
Fresenius Medical Care AG & Co. KGaA	5,714	471,378
Fresenius SE & Co. KGaA	9,176	588,385
GEA Group AG	7,888	351,640
Hannover Rueck SE	6,819	659,407
Henkel AG & Co. KGaA	6,245	594,855
Hugo Boss AG	4,631	517,276
Infineon Technologies AG	25,142	311,787
Linde AG	4,406	834,067
MAN SE	5,503	566,484
Merck KGaA	8,301	826,673
MTU Aero Engines AG	2,741	257,668
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	9,627	1,705,498
ProSiebenSat.1 Media AG Registered Shares	13,969	689,497
RWE AG	28,013	601,925
SAP SE	29,127	2,031,577
Siemens AG Registered Shares	38,070	3,832,429
Software AG	5,108	139,893
Suedzucker AG(a)	12,441	206,887
Symrise AG	7,099	440,333
Talanx AG	15,295	469,328
Telefonica Deutschland Holding AG	225,911	1,301,341
United Internet AG Registered Shares	5,341	237,294
Volkswagen AG	8,189	1,893,724
VTG AG	11,770	275,397
Wacker Chemie AG(a)	1,835	189,326
Wincor Nixdorf AG	4,370	171,780
Wirecard AG	1,724	65,982

Total Germany		50,573,038

Hong Kong - 2.7%
AIA Group Ltd.	167,965	1,099,538
Bank of East Asia Ltd. (The)	126,258	552,095
BOC Hong Kong Holdings Ltd.	598,444	2,493,340
Cathay Pacific Airways Ltd.	86,000	211,435
CLP Holdings Ltd.	137,000	1,164,559
Dah Sing Banking Group Ltd.	115,200	252,019
Dah Sing Financial Holdings Ltd.	34,800	228,258
Galaxy Entertainment Group Ltd.	37,000	147,474
Hang Lung Properties Ltd.	217,000	645,188
Hang Seng Bank Ltd.	109,800	2,145,707
Henderson Land Development Co., Ltd.	70,895	485,128
Hong Kong & China Gas Co., Ltd.	322,284	675,950
Hong Kong Exchanges and Clearing Ltd.	23,700	836,411
Hysan Development Co., Ltd.	72,000	312,052
MTR Corp., Ltd.	251,500	1,171,118
New World Development Co., Ltd.	277,000	362,304
PCCW Ltd.	573,088	342,261
Power Assets Holdings Ltd.	113,500	1,035,072
Sino Land Co., Ltd.	360,400	602,484
SJM Holdings Ltd.(a)	658,760	713,776
Sun Hung Kai Properties Ltd.	90,000	1,458,101
Swire Pacific Ltd. Class A	18,500	232,546
Swire Pacific Ltd. Class B	55,000	129,119
Swire Properties Ltd.	179,400	572,734
Television Broadcasts Ltd.	58,600	347,705
Wharf Holdings Ltd. (The)	99,000	658,932
Wheelock & Co., Ltd.	35,000	178,780

Total Hong Kong		19,054,086

Ireland - 0.4%
C&C Group PLC	49,096	192,335
CRH PLC	15,083	425,515
DCC PLC	7,449	585,752
Dragon Oil PLC	46,617	536,807
Kerry Group PLC Class A	5,347	396,122
Paddy Power PLC	4,647	398,009

Total Ireland		2,534,540

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	556,187	948,012
Delek Automotive Systems Ltd.	46,600	521,291
Gazit-Globe Ltd.	51,776	617,623
Israel Chemicals Ltd.	45,843	320,454
Teva Pharmaceutical Industries Ltd.	32,501	1,922,973

Total Israel		4,330,353

Italy - 3.0%
Assicurazioni Generali SpA	47,862	861,778
Astaldi SpA	11,394	105,624
ASTM SpA	12,694	167,037
Atlantia SpA	48,454	1,196,362
Banca Generali SpA	20,146	708,866
Banca Popolare di Milano Scarl	95,639	100,807
Danieli & C. Officine Meccaniche SpA RSP	7,332	111,103
Davide Campari-Milano SpA	16,165	122,925
Enel Green Power SpA(a)	105,145	205,368
Enel SpA	422,112	1,911,369
Eni SpA	334,575	5,934,712
ERG SpA	21,979	263,502
Hera SpA	139,339	348,384
Intesa Sanpaolo SpA	484,472	1,755,425
Iren SpA	139,754	191,217
Luxottica Group SpA	10,260	681,900
MARR SpA	13,832	245,045
Mediolanum SpA(a)	59,756	492,693
Parmalat SpA	82,159	214,390
Pirelli & C. SpA	27,475	463,475
Prysmian SpA	6,157	132,949
Recordati SpA	4,535	95,045
Snam SpA	271,530	1,291,235
Societa Iniziative Autostradali e Servizi SpA	30,609	326,381
Telecom Italia SpA RSP	332,058	338,716
Terna Rete Elettrica Nazionale SpA(a)	157,423	695,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
Tod’s SpA	1,628	$154,546
Trevi Finanziaria Industriale SpA	61,266	133,795
UniCredit SpA	136,739	917,936
UnipolSai SpA	162,869	403,223

Total Italy		20,571,096

Japan - 14.0%
Aeon Co., Ltd.(a)	29,400	417,460
Aichi Steel Corp.	39,000	174,339
Aisin Seiki Co., Ltd.	8,000	340,620
Ajinomoto Co., Inc.	14,000	303,363
Amada Holdings Co., Ltd.	19,800	209,383
ANA Holdings, Inc.	91,000	246,975
Aozora Bank Ltd.	149,000	562,563
Asahi Group Holdings Ltd.	13,500	429,443
Asahi Holdings, Inc.	5,500	93,760
Asahi Kasei Corp.	38,000	312,254
Astellas Pharma, Inc.	57,700	823,073
Axell Corp.	17,800	248,602
Azbil Corp.	7,500	193,989
Belluna Co., Ltd.	37,300	203,319
Bridgestone Corp.(a)	20,300	751,099
Brother Industries Ltd.(a)	19,900	281,997
Canon, Inc.	70,500	2,294,498
Central Japan Railway Co.	2,700	487,750
Chugai Pharmaceutical Co., Ltd.	12,600	435,051
Chugoku Electric Power Co., Inc. (The)(a)	18,100	264,182
Dai Nippon Printing Co., Ltd.	31,000	320,349
Dai-ichi Life Insurance Co., Ltd. (The)(a)	29,433	578,846
Daido Steel Co., Ltd.	35,000	145,875
Daihatsu Motor Co., Ltd.	24,000	341,862
Daiichi Sankyo Co., Ltd.(a)	33,100	612,417
Daikin Industries Ltd.	4,900	352,749
Daikyo, Inc.	81,000	130,405
Daito Trust Construction Co., Ltd.	3,800	393,773
Daiwa House Industry Co., Ltd.	20,400	475,636
Daiwa Securities Group, Inc.	80,000	599,649
DeNa Co., Ltd.	5,800	114,042
Denki Kagaku Kogyo K.K.	53,000	235,623
Denso Corp.(a)	23,700	1,180,691
Dynam Japan Holdings Co., Ltd.	58,600	85,717
Earth Chemical Co., Ltd.	8,200	311,274
East Japan Railway Co.	6,000	539,860
Eisai Co., Ltd.(a)	7,800	523,718
Electric Power Development Co., Ltd.	5,700	201,467
FANUC Corp.	5,900	1,209,267
Fast Retailing Co., Ltd.(a)	1,000	454,051
France Bed Holdings Co., Ltd.	169,000	261,031
Fuji Heavy Industries Ltd.	17,500	644,711
FUJIFILM Holdings Corp.	14,200	507,528
Future Architect, Inc.	23,400	152,985
Gurunavi, Inc.	3,700	60,959
Hitachi Construction Machinery Co., Ltd.	18,300	320,641
Hitachi Ltd.	110,000	725,273
Honda Motor Co., Ltd.	56,000	1,812,969
Hoya Corp.	14,300	573,449
Iida Group Holdings Co., Ltd.	10,400	165,734
Information Services International-Dentsu Ltd.	18,800	211,100
Internet Initiative Japan, Inc.	3,300	57,982
Isuzu Motors Ltd.	25,100	329,737
ITOCHU Corp.(a)	85,400	1,128,524
Japan Airlines Co., Ltd.	17,700	617,652
Japan Exchange Group, Inc.	6,600	214,400
Japan Tobacco, Inc.	69,244	2,467,523
JFE Holdings, Inc.(a)	21,600	479,519
JGC Corp.	6,000	113,366
JX Holdings, Inc.	34,000	146,764
Kajima Corp.(a)	49,000	230,254
Kao Corp.(a)	10,600	493,162
Kawasaki Heavy Industries Ltd.(a)	50,000	233,318
KDDI Corp.	72,900	1,759,871
Keiyo Co., Ltd.	51,700	237,871
Kikkoman Corp.(a)	7,000	218,813
Kirin Holdings Co., Ltd.	32,600	449,177
Kobe Steel Ltd.	146,000	245,789
Kokuyo Co., Ltd.	30,100	259,269
Komatsu Ltd.	33,900	680,687
Kubota Corp.	38,000	602,926
Kyocera Corp.	11,700	608,402
Kyoei Steel Ltd.(a)	9,000	166,592
KYORIN Holdings, Inc.	6,100	124,478
Kyowa Hakko Kirin Co., Ltd.	13,000	170,089
Lawson, Inc.	5,100	349,267
LIXIL Group Corp.(a)	9,100	180,713
Makita Corp.	6,000	325,583
Marubeni Corp.(a)	101,600	583,122
Marui Group Co., Ltd.(a)	14,700	198,699
Matsui Securities Co., Ltd.	30,600	268,827
Medipal Holdings Corp.	23,600	385,153
Misawa Homes Co., Ltd.	20,900	181,903
Mitsubishi Chemical Holdings Corp.	60,700	382,212
Mitsubishi Corp.	73,000	1,605,982
Mitsubishi Electric Corp.	34,000	439,570
Mitsubishi Estate Co., Ltd.(a)	14,000	301,647
Mitsubishi Gas Chemical Co., Inc.	31,000	173,792
Mitsubishi Heavy Industries Ltd.	62,000	377,325
Mitsubishi Materials Corp.(a)	65,000	249,663
Mitsubishi Motors Corp.	28,500	242,692
Mitsubishi Tanabe Pharma Corp.	21,800	326,915
Mitsubishi UFJ Financial Group, Inc.	401,200	2,884,614
Mitsui & Co., Ltd.	98,600	1,339,619
Mitsui Fudosan Co., Ltd.	9,000	252,057
Mitsui Mining & Smelting Co., Ltd.	82,000	221,812
Mitsui OSK Lines Ltd.	55,000	176,194
Mizuho Financial Group, Inc.	929,000	2,011,891
Monex Group, Inc.(a)	55,000	151,473
MS&AD Insurance Group Holdings, Inc.	19,630	611,688
Murata Manufacturing Co., Ltd.	3,300	576,047
Nexon Co., Ltd.	10,500	144,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
Nidec Corp.(a)	4,000	$299,595
Nikon Corp.(a)	18,600	215,238
Nippon Beet Sugar Manufacturing Co., Ltd.	71,000	117,207
Nippon Electric Glass Co., Ltd.	36,000	182,405
Nippon Express Co., Ltd.	39,000	191,869
Nippon Steel & Sumitomo Metal Corp.(a)	266,000	689,972
Nippon Telegraph & Telephone Corp.	63,200	2,289,848
Nishi-Nippon City Bank Ltd. (The)	102,000	294,251
Nissan Chemical Industries Ltd.(a)	9,900	218,688
Nissan Motor Co., Ltd.	176,200	1,835,942
Nissin Foods Holdings Co., Ltd.(a)	4,900	215,037
Nitto Denko Corp.(a)	3,600	295,967
Nomura Holdings, Inc.	134,100	910,256
Nomura Real Estate Holdings, Inc.	8,900	186,924
NSK Ltd.	16,300	251,896
NTT Data Corp.	4,600	201,120
NTT DOCOMO, Inc.	167,055	3,200,073
NTT Urban Development Corp.	19,800	197,086
Oji Holdings Corp.	44,000	191,297
Okuwa Co., Ltd.(a)	23,000	194,541
Oracle Corp.	7,100	297,078
Oriental Land Co., Ltd.	3,000	191,599
Osaka Gas Co., Ltd.	63,000	248,829
Panasonic Corp.	32,900	452,101
Park24 Co., Ltd.	9,700	166,231
Rengo Co., Ltd.	36,000	149,160
Resona Holdings, Inc.	114,400	624,986
Ricoh Co., Ltd.	30,200	313,439
Saibu Gas Co., Ltd.	73,000	174,200
Sanrio Co., Ltd.(a)	5,300	144,016
Sanyo Special Steel Co., Ltd.	38,000	177,011
Secom Co., Ltd.	5,200	337,629
Sega Sammy Holdings, Inc.	9,000	117,681
Sekisui Chemical Co., Ltd.	16,000	196,527
Sekisui House Ltd.	30,200	479,784
Seven & I Holdings Co., Ltd.	19,500	838,230
Shin-Etsu Chemical Co., Ltd.	6,600	409,867
Shionogi & Co., Ltd.	7,000	271,442
Ship Healthcare Holdings, Inc.	2,400	49,622
Showa Denko K.K.	184,000	243,599
Showa Shell Sekiyu K.K.	33,500	292,935
SMC Corp.	1,000	301,271
SoftBank Corp.	7,800	459,528
Sojitz Corp.(a)	128,500	311,891
Sompo Japan Nipponkoa Holdings, Inc.	12,700	466,163
St. Marc Holdings Co., Ltd.	5,600	184,432
Sumitomo Chemical Co., Ltd.(a)	38,000	228,562
Sumitomo Corp.	64,400	749,443
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,200	112,449
Sumitomo Electric Industries Ltd.	30,000	465,084
Sumitomo Forestry Co., Ltd.	17,700	218,420
Sumitomo Heavy Industries Ltd.	22,000	128,370
Sumitomo Metal Mining Co., Ltd.	24,000	365,497
Sumitomo Mitsui Financial Group, Inc.(a)	52,700	2,351,075
Sumitomo Mitsui Trust Holdings, Inc.(a)	105,070	481,365
Sumitomo Realty & Development Co., Ltd.	5,000	175,438
Sumitomo Rubber Industries Ltd.	18,700	289,902
Suntory Beverage & Food Ltd.	9,200	366,526
Suruga Bank Ltd.	9,300	199,658
Suzuken Co., Ltd.	4,000	128,141
Suzuki Motor Corp.(a)	4,700	158,824
Systena Corp.	37,500	321,783
T&D Holdings, Inc.	24,400	363,911
Taiheiyo Cement Corp.(a)	20,000	58,513
Taisei Corp.	54,000	310,236
Taiyo Holdings Co., Ltd.	4,800	200,842
Taiyo Nippon Sanso Corp.	10,000	121,031
Takashimaya Co., Ltd.	7,000	63,499
Takeda Pharmaceutical Co., Ltd.(a)	32,900	1,589,277
Takuma Co., Ltd.	16,000	101,990
Teijin Ltd.	39,000	151,391
Terumo Corp.	9,000	216,018
Toagosei Co., Ltd.	23,500	196,081
Tobu Railway Co., Ltd.(a)	34,000	146,153
Toda Corp.	29,000	133,192
Toho Co., Ltd.	4,000	99,538
Toho Zinc Co., Ltd.	47,000	147,109
Tokai Rika Co., Ltd.	9,100	227,565
Tokio Marine Holdings, Inc.	19,800	824,265
Tokyo Electron Ltd.	3,000	189,932
Tokyo Gas Co., Ltd.	49,000	260,287
Tokyo Tatemono Co., Ltd.	3,500	48,625
Tokyu Corp.(a)	20,000	134,025
TonenGeneral Sekiyu K.K.(a)	26,000	242,014
TOTO Ltd.(a)	8,000	144,224
Toyo Seikan Group Holdings Ltd.	13,800	221,269
Toyo Suisan Kaisha Ltd.	5,900	215,286
Toyobo Co., Ltd.	73,000	116,332
Toyoda Gosei Co., Ltd.	15,000	361,991
Toyota Motor Corp.	112,100	7,514,864
Toyota Tsusho Corp.	20,200	542,287
Trend Micro, Inc.	9,100	311,601
TS Tech Co., Ltd.	5,000	133,821
UACJ Corp.	47,000	119,070
Ube Industries Ltd.	147,000	277,506
Unicharm Corp.	7,600	180,707
Union Tool Co.(a)	5,500	176,868
United Arrows Ltd.	1,500	47,011
Ushio, Inc.	8,100	105,515
USS Co., Ltd.	15,760	284,637
Wacoal Holdings Corp.	16,000	187,112
West Japan Railway Co.	8,820	564,742
Xebio Co., Ltd.(a)	6,600	128,909
Yahoo Japan Corp.(a)	78,710	317,760
Yakult Honsha Co., Ltd.(a)	4,000	237,323
Yamada Denki Co., Ltd.(a)	24,600	98,509
Yamagata Bank Ltd. (The)	37,000	161,770
Yamaha Corp.	6,900	139,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
Yamanashi Chuo Bank Ltd. (The)	44,000	$208,197
Yamato Kogyo Co., Ltd.	8,000	186,916
Yamazen Corp.	31,900	291,197
Yokogawa Electric Corp.	8,200	105,478
Yokohama Reito Co., Ltd.	28,200	220,087
Yokohama Rubber Co., Ltd. (The)(a)	10,000	200,874
Yuasa Trading Co., Ltd.	10,200	244,237
Yusen Logistics Co., Ltd.	17,600	204,385
Zeon Corp.	12,000	110,816

Total Japan		97,301,573

Netherlands - 1.1%
Aegon N.V.	88,758	651,910
Akzo Nobel N.V.	8,305	603,971
ASML Holding N.V.	4,883	504,347
Boskalis Westminster N.V.	7,509	367,291
Delta Lloyd N.V.	25,422	417,089
Heineken N.V.	13,293	1,008,189
ING Groep N.V. CVA	15,193	250,704
Koninklijke Ahold N.V.	40,671	761,303
Koninklijke DSM N.V.	6,698	388,071
Koninklijke Philips N.V.	42,679	1,085,158
Koninklijke Ten Cate N.V.	8,371	172,502
Randstad Holding N.V.	8,070	525,199
Wessanen	12,820	112,544
Wolters Kluwer N.V.	19,905	590,937

Total Netherlands		7,439,215

New Zealand - 0.4%
Auckland International Airport Ltd.	131,229	437,982
Contact Energy Ltd.	72,090	244,260
Fisher & Paykel Healthcare Corp., Ltd.	62,329	288,749
Fletcher Building Ltd.	41,152	225,989
Mighty River Power Ltd.	219,174	413,554
Sky Network Television Ltd.(a)	73,640	299,314
Spark New Zealand Ltd.	229,884	434,540
Trade Me Group Ltd.	74,652	171,151
TrustPower Ltd.(a)	45,171	232,784
Vector Ltd.	186,918	415,898

Total New Zealand		3,164,221

Norway - 1.4%
Aker ASA Class A	11,946	256,609
Atea ASA	28,400	252,685
DNB ASA	45,859	762,422
Gjensidige Forsikring ASA	49,286	791,833
Kvaerner ASA	190,979	119,673
Marine Harvest ASA	49,297	563,305
Norsk Hydro ASA	92,441	388,329
Orkla ASA	62,919	493,435
SpareBank 1 SMN(a)	36,177	301,188
Statoil ASA(a)	206,116	3,670,397
Telenor ASA(a)	54,503	1,190,164
Tomra Systems ASA	19,708	179,733
Yara International ASA	16,249	843,482

Total Norway		9,813,255

Portugal - 0.3%
EDP-Energias de Portugal S.A.	302,385	1,147,204
Galp Energia, SGPS, S.A.	36,888	432,379
Jeronimo Martins, SGPS, S.A.	25,108	321,716
Portucel S.A.	35,092	134,893
Sonae, SGPS, S.A.(a)	262,365	344,069

Total Portugal		2,380,261

Singapore - 2.2%
Asian Pay Television Trust	785,300	495,733
CapitaLand Ltd.	158,200	411,214
ComfortDelGro Corp., Ltd.	271,300	630,649
Cosco Corp. Singapore Ltd.	556,300	198,310
DBS Group Holdings Ltd.	87,100	1,338,358
Dyna-Mac Holdings Ltd.	300,200	56,852
GMG Global Ltd.	159,559	61,027
Hutchison Port Holdings Trust(a)	1,002,236	631,409
Jardine Cycle & Carriage Ltd.	16,700	410,523
Keppel Corp., Ltd.(a)	111,900	683,118
Keppel Infrastructure Trust	824,960	333,905
Lian Beng Group Ltd.	258,500	104,629
Oversea-Chinese Banking Corp., Ltd.	188,995	1,428,867
Pacc Offshore Services Holdings Ltd.	365,093	117,947
Pacific Radiance Ltd.	318,200	124,066
SATS Ltd.	86,100	235,952
Sembcorp Industries Ltd.	97,800	282,541
Sembcorp Marine Ltd.	175,500	370,160
Singapore Airlines Ltd.	33,700	268,549
Singapore Post Ltd.	513,300	722,394
Singapore Press Holdings Ltd.(a)	152,200	461,178
Singapore Technologies Engineering Ltd.	160,200	392,618
Singapore Telecommunications Ltd.	919,500	2,874,931
SMRT Corp., Ltd.	153,200	175,216
StarHub Ltd.	122,000	357,891
Super Group Ltd.	166,200	137,008
United Overseas Bank Ltd.	55,400	949,185
Wee Hur Holdings Ltd.	450,000	106,944
Wilmar International Ltd.	235,300	573,178
Wing Tai Holdings Ltd.	215,600	305,026
Yanlord Land Group Ltd.(a)	304,700	255,708

Total Singapore		15,495,086

Spain - 4.8%
Abengoa S.A. Class B	40,120	126,059
Abertis Infraestructuras S.A.	47,041	770,996
ACS Actividades de Construccion y Servicios S.A.	24,039	772,860
Amadeus IT Holding S.A. Class A	15,358	611,835
Banco Bilbao Vizcaya Argentaria S.A.	275,027	2,694,177
Banco Santander S.A.	1,367,650	9,545,306
Bolsas y Mercados Espanoles SHMSF S.A.(a)	11,633	470,243
CaixaBank S.A.	308,585	1,428,938
Cie Automotive S.A.	5,690	92,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
Duro Felguera S.A.	34,816	$141,591
Enagas S.A.(a)	16,844	457,835
Endesa S.A.	60,743	1,161,724
Ferrovial S.A.	49,440	1,071,424
Gas Natural SDG S.A.	61,008	1,382,614
Iberdrola S.A.	282,424	1,901,277
Inditex S.A.	74,380	2,416,197
Mapfre S.A.	177,924	611,976
Obrascon Huarte Lain S.A.	13,435	228,506
Red Electrica Corp. S.A.(a)	6,479	518,895
Repsol S.A.	92,959	1,631,305
Tecnicas Reunidas S.A.	4,369	224,412
Telefonica S.A.	370,205	5,259,150

Total Spain		33,519,437

Sweden - 3.5%
Alfa Laval AB(a)	19,239	338,291
Assa Abloy AB Class B	16,584	311,993
Atlas Copco AB Class A	21,126	590,688
Atlas Copco AB Class B	22,863	568,992
Axfood AB	22,926	365,821
BillerudKorsnas AB	29,118	457,255
Boliden AB	13,729	250,009
Electrolux AB Series B	15,961	499,749
Elekta AB Class B	15,859	99,388
Fabege AB	29,081	396,392
Gunnebo AB	34,495	152,572
Hennes & Mauritz AB Class B	70,166	2,699,245
Hexagon AB Class B	13,654	494,325
Husqvarna AB Class B	37,535	282,502
ICA Gruppen AB(a)	7,974	282,634
Indutrade AB	2,391	109,933
Investment AB Latour Class B	17,876	491,415
Mekonomen AB	8,811	215,032
NCC AB Class B	12,606	384,523
Nordea Bank AB	210,984	2,629,195
Peab AB	84,356	622,694
Sandvik AB	28,935	319,601
Securitas AB Class B	34,586	456,839
Skandinaviska Enskilda Banken AB Class A	108,212	1,382,401
Skanska AB Class B	34,378	696,054
SKF AB Class B	21,136	481,689
Svenska Cellulosa AB SCA Class B	18,776	477,009
Svenska Handelsbanken AB Class A	70,908	1,034,031
Swedbank AB Class A	80,284	1,870,310
Swedish Match AB	10,613	301,602
Telefonaktiebolaget LM Ericsson Class B	153,846	1,592,693
TeliaSonera AB	340,185	2,001,136
Trelleborg AB Class B(a)	26,108	482,357
Volvo AB Class A	57,766	715,679
Volvo AB Class B	36,701	455,141

Total Sweden		24,509,190

Switzerland - 8.4%
ABB Ltd. Registered Shares*	109,840	2,301,286
Actelion Ltd. Registered Shares*	2,421	354,388
Adecco S.A. Registered Shares*	9,084	737,762
Baloise Holding AG Registered Shares	4,555	555,636
BKW AG	7,816	291,882
Cie Financiere Richemont S.A. Registered Shares	8,230	669,725
Clariant AG Registered Shares*	23,538	482,572
Coca-Cola HBC AG*	7,011	150,838
Credit Suisse Group AG Registered Shares*	38,339	1,054,317
EFG International AG*	20,098	284,948
EMS-Chemie Holding AG Registered Shares	836	353,347
Geberit AG Registered Shares	2,091	697,410
Givaudan S.A. Registered Shares*	444	768,704
Holcim Ltd. Registered Shares*	7,851	579,658
Implenia AG Registered Shares	2,789	155,931
Julius Baer Group Ltd.*	10,559	592,606
Kuehne + Nagel International AG Registered Shares	7,635	1,013,861
Logitech International S.A. Registered Shares	19,714	288,997
Nestle S.A. Registered Shares	128,520	9,282,649
Novartis AG Registered Shares	103,279	10,183,682
Panalpina Welttransport Holding AG Registered Shares	754	95,203
Partners Group Holding AG	1,313	392,685
Roche Holding AG Bearer Shares	7,239	1,982,969
Roche Holding AG Genusschein	25,596	7,175,809
Schindler Holding AG Participation Certificate	3,569	583,918
SGS S.A. Registered Shares	115	209,930
STMicroelectronics N.V.	58,059	474,820
Straumann Holding AG Registered Shares	861	236,313
Sulzer AG Registered Shares	2,553	262,662
Swatch Group AG (The) Registered Shares	5,922	444,839
Swiss Life Holding AG Registered Shares*	3,031	694,385
Swiss Re AG	45,583	4,036,160
Swisscom AG Registered Shares	3,003	1,683,775
Syngenta AG Registered Shares	3,853	1,566,679
Tecan Group AG Registered Shares	1,017	121,881
Temenos Group AG Registered Shares*	2,936	97,233
Transocean Ltd.	68,117	1,102,059
UBS Group AG*	88,847	1,885,224
Vontobel Holding AG Registered Shares	11,973	555,379
Zurich Insurance Group AG*	12,021	3,660,774

Total Switzerland		58,062,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
United Kingdom - 23.6%
Aberdeen Asset Management PLC	77,512	$492,489
Admiral Group PLC	8,754	190,954
Aggreko PLC	9,447	213,797
Amec Foster Wheeler PLC	32,200	413,990
Amlin PLC	86,618	648,972
Anglo American PLC	107,321	1,550,279
Antofagasta PLC	59,443	644,586
ARM Holdings PLC	22,283	363,411
Ashmore Group PLC(a)	71,851	326,796
Associated British Foods PLC	16,456	743,025
AstraZeneca PLC	73,306	4,633,440
Aviva PLC	149,953	1,161,468
Awilco Drilling PLC	21,875	137,631
Babcock International Group PLC	27,608	468,926
BAE Systems PLC	230,869	1,638,252
Bank of Georgia Holdings PLC	3,505	107,490
Barclays PLC	600,352	2,459,573
Barratt Developments PLC	13,427	129,762
Berendsen PLC	37,079	594,221
Berkeley Group Holdings PLC	14,316	753,345
BG Group PLC	88,206	1,469,756
BHP Billiton PLC	179,097	3,518,007
Bodycote PLC	14,385	152,481
BP PLC	1,776,035	11,735,508
British American Tobacco PLC	121,185	6,508,570
British Land Co. PLC (The)	36,247	452,340
Britvic PLC	8,781	99,086
BT Group PLC	321,899	2,279,141
Burberry Group PLC	18,762	463,555
Capita PLC	29,622	576,741
Carillion PLC(a)	49,232	264,724
Carnival PLC	9,152	467,640
Centrica PLC	382,763	1,588,001
Chemring Group PLC	31,294	108,275
Close Brothers Group PLC	28,501	684,904
CNH Industrial N.V.	44,995	410,091
Cobham PLC	55,218	228,393
Communisis PLC	125,166	91,535
Compass Group PLC	51,784	857,571
Croda International PLC	7,631	330,275
Daily Mail & General Trust PLC Class A Non-Voting Shares	33,203	485,109
Darty PLC	141,923	158,474
De La Rue PLC	14,230	117,493
Debenhams PLC	203,405	285,506
Devro PLC	54,024	257,227
Diageo PLC	100,319	2,904,578
Direct Line Insurance Group PLC	126,508	668,106
Drax Group PLC	29,994	164,251
easyJet PLC	15,281	371,541
Electrocomponents PLC	73,461	244,697
Fenner PLC	53,621	174,773
Fidessa Group PLC	5,360	191,775
G4S PLC	93,446	394,741
GKN PLC	80,797	425,047
GlaxoSmithKline PLC	442,377	9,200,983
Halfords Group PLC	37,332	310,000
Hammerson PLC	46,843	453,439
Hargreaves Lansdown PLC	10,475	189,946
Hargreaves Services PLC	26,959	144,791
Hays PLC	185,176	475,864
HSBC Holdings PLC	1,363,659	12,226,519
Hunting PLC	15,021	144,104
ICAP PLC	67,076	558,572
IG Group Holdings PLC	37,729	442,946
IMI PLC	12,463	220,506
Imperial Tobacco Group PLC	63,539	3,064,786
Inchcape PLC	42,401	540,808
Infinis Energy PLC	37,175	113,422
Inmarsat PLC	23,685	341,018
InterContinental Hotels Group PLC	6,437	259,768
Interserve PLC	12,722	132,152
Intertek Group PLC	6,036	232,574
Intu Properties PLC	73,839	357,206
Investec PLC	45,683	410,957
ITV PLC	201,990	836,424
J D Wetherspoon PLC	5,655	70,082
J Sainsbury PLC(a)	160,958	671,577
John Wood Group PLC	33,381	338,352
Johnson Matthey PLC	8,831	421,933
Kingfisher PLC	100,550	549,203
Ladbrokes PLC	114,309	233,346
Legal & General Group PLC	334,942	1,311,114
Lloyds Banking Group PLC	496,717	665,884
London Stock Exchange Group PLC	22,200	827,461
Man Group PLC	125,984	310,874
Marks & Spencer Group PLC	91,361	770,143
Marston’s PLC	123,754	312,962
Meggitt PLC	45,738	335,492
Melrose Industries PLC	77,850	303,026
Mondi PLC	25,271	544,886
N Brown Group PLC(a)	42,131	226,740
National Grid PLC	265,290	3,409,536
Next PLC	3,429	401,763
Nostrum Oil & Gas PLC	12,888	120,094
Numis Corp. PLC	16,424	63,606
Old Mutual PLC	312,008	988,751
Pan African Resources PLC	1,018,050	152,103
PayPoint PLC	10,795	168,245
Pearson PLC	55,880	1,058,984
Persimmon PLC*	24,357	756,549
Polar Capital Holdings PLC	10,451	74,621
Premier Farnell PLC	45,377	123,389
Prudential PLC	85,852	2,069,173
QinetiQ Group PLC	45,850	161,739
Reckitt Benckiser Group PLC	31,235	2,695,887
Reed Elsevier N.V.	44,253	1,049,000
Reed Elsevier PLC	41,585	676,898
Restaurant Group PLC (The)	10,620	116,246
Rexam PLC	45,983	399,193
Rio Tinto PLC	92,607	3,807,110
Rolls-Royce Holdings PLC*	46,990	642,940
Rotork PLC	32,417	118,585
Royal Dutch Shell PLC Class A	345,299	9,701,622
Royal Dutch Shell PLC Class B	217,807	6,189,791
Royal Mail PLC	43,700	353,600
RPS Group PLC	30,355	107,533
SABMiller PLC	72,051	3,743,916
Sage Group PLC (The)	75,124	605,506
Savills PLC	10,327	153,642
Schroders PLC Non-Voting Shares	13,710	525,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

June 30, 2015

Investments	Shares	Value
Segro PLC	75,208	$479,979
Severn Trent PLC	17,980	588,448
Sky PLC	86,646	1,413,101
Smith & Nephew PLC	24,280	410,109
Smiths Group PLC	21,744	386,082
Soco International PLC	57,758	159,871
SSE PLC	70,021	1,691,475
St. Ives PLC	40,777	115,434
Standard Chartered PLC	171,268	2,744,710
Standard Life PLC	110,587	772,206
TalkTalk Telecom Group PLC(a)	74,456	447,896
Tate & Lyle PLC	34,040	278,113
Taylor Wimpey PLC	171,007	499,696
Telecom Plus PLC	9,647	150,201
Ultra Electronics Holdings PLC	8,213	228,882
Unilever N.V. CVA(a)	67,511	2,809,871
Unilever PLC	61,052	2,621,251
United Utilities Group PLC	53,627	752,306
Vedanta Resources PLC	51,534	421,447
Vesuvius PLC	22,230	148,585
Victrex PLC	6,841	207,646
Vodafone Group PLC	2,143,261	7,747,571
Weir Group PLC (The)	11,125	296,912
WH Smith PLC	21,455	515,582
Whitbread PLC	9,694	754,055
William Hill PLC	57,843	366,699
WM Morrison Supermarkets PLC(a)	232,238	660,355
WS Atkins PLC	5,810	138,523

Total United Kingdom		163,594,235

TOTAL COMMON STOCKS (Cost: $629,097,410)		690,090,323

RIGHTS - 0.0%

Singapore - 0.0%
Jardine Cycle & Carriage Ltd., expiring 7/15/15*	1,856	9,784

Spain - 0.0%
Abertis Infraestructuras S.A., expiring 7/3/15*	47,041	38,786
Repsol S.A., expiring 7/3/15*	89,217	46,224

Total Spain		85,010

TOTAL RIGHTS (Cost: $81,481)		94,794

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International Dividend ex-Financials Fund(b) (Cost: $1,279,882)	29,774	1,267,181

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%

United States - 3.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $21,048,738)(d)	21,048,738	21,048,738

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $651,507,511)		712,501,036
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.6)%		(18,079,027)

NET ASSETS - 100.0%		$694,422,009

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $20,376,121 and the total market value of the collateral held by the Fund was $21,334,834. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $286,096. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 1.9%
Lockheed Martin Corp.	70,560	$13,117,104
Raytheon Co.	88,634	8,480,501

Total Aerospace & Defense		21,597,605

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	89,944	8,716,473

Automobiles - 2.6%
Ford Motor Co.	867,754	13,024,987
General Motors Co.	472,163	15,737,193

Total Automobiles		28,762,180

Chemicals - 6.5%
Air Products & Chemicals, Inc.	63,287	8,659,560
Airgas, Inc.	71,194	7,530,901
CF Industries Holdings, Inc.	185,030	11,893,729
Dow Chemical Co. (The)	329,201	16,845,215
E.I. du Pont de Nemours & Co.	156,903	10,033,947
Mosaic Co. (The)	204,091	9,561,663
Praxair, Inc.	68,052	8,135,617

Total Chemicals		72,660,632

Commercial Services & Supplies - 2.2%
Republic Services, Inc.	304,464	11,925,855
Waste Management, Inc.	261,701	12,129,841

Total Commercial Services & Supplies		24,055,696

Communications Equipment - 1.0%
Cisco Systems, Inc.	421,444	11,572,852

Diversified Telecommunication Services - 5.4%
AT&T, Inc.(a)	682,451	24,240,660
CenturyLink, Inc.(a)	580,846	17,065,255
Verizon Communications, Inc.	402,000	18,737,220

Total Diversified Telecommunication Services		60,043,135

Electric Utilities - 7.7%
American Electric Power Co., Inc.	257,253	13,626,691
Duke Energy Corp.(a)	194,813	13,757,694
Entergy Corp.	190,644	13,440,402
FirstEnergy Corp.(a)	430,584	14,015,509
PPL Corp.	494,148	14,562,542
Southern Co. (The)(a)	380,061	15,924,556

Total Electric Utilities		85,327,394

Electrical Equipment - 2.0%
Emerson Electric Co.	209,725	11,625,057
Rockwell Automation, Inc.(a)	87,987	10,966,700

Total Electrical Equipment		22,591,757

Food & Staples Retailing - 1.0%
Sysco Corp.	316,368	11,420,885

Food Products - 4.2%
General Mills, Inc.	246,136	13,714,698
Kellogg Co.	185,349	11,621,382
Kraft Foods Group, Inc.	256,235	21,815,848

Total Food Products		47,151,928

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	180,975	8,882,253
Baxter International, Inc.	163,715	11,448,590
Becton, Dickinson and Co.	50,747	7,188,313

Total Health Care Equipment & Supplies		27,519,156

Health Care Providers & Services - 0.9%
Quest Diagnostics, Inc.	132,351	9,598,095

Hotels, Restaurants & Leisure - 3.4%
Las Vegas Sands Corp.(a)	243,821	12,817,670
McDonald’s Corp.	163,618	15,555,163
Wynn Resorts Ltd.(a)	96,376	9,509,420

Total Hotels, Restaurants & Leisure		37,882,253

Household Products - 2.2%
Clorox Co. (The)(a)	122,309	12,722,582
Kimberly-Clark Corp.	106,263	11,260,690

Total Household Products		23,983,272

Industrial Conglomerates - 1.3%
General Electric Co.	559,539	14,866,951

IT Services - 3.5%
International Business Machines Corp.	72,375	11,772,517
Paychex, Inc.	287,517	13,478,797
Western Union Co. (The)(a)	666,051	13,540,817

Total IT Services		38,792,131

Leisure Products - 1.5%
Mattel, Inc.(a)	663,203	17,037,685

Machinery - 2.1%
Caterpillar, Inc.(a)	127,422	10,807,934
Deere & Co.(a)	130,166	12,632,610

Total Machinery		23,440,544

Metals & Mining - 2.4%
Freeport-McMoRan, Inc.	903,968	16,831,884
Nucor Corp.	218,296	9,620,305

Total Metals & Mining		26,452,189

Multi-Utilities - 5.1%
Ameren Corp.	366,327	13,803,201
CenterPoint Energy, Inc.	752,315	14,316,554
Consolidated Edison, Inc.(a)	254,728	14,743,657
SCANA Corp.(a)	267,307	13,539,100

Total Multi-Utilities		56,402,512

Multiline Retail - 2.3%
Kohl’s Corp.(a)	196,411	12,297,293
Target Corp.	162,897	13,297,282

Total Multiline Retail		25,594,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2015

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 14.3%
Chevron Corp.	152,440	$14,705,887
ConocoPhillips	281,447	17,283,660
Exxon Mobil Corp.	141,167	11,745,094
HollyFrontier Corp.	339,423	14,489,968
Kinder Morgan, Inc.	447,133	17,165,436
Murphy Oil Corp.(a)	261,313	10,862,781
Occidental Petroleum Corp.	198,589	15,444,267
ONEOK, Inc.	414,701	16,372,395
Spectra Energy Corp.(a)	488,936	15,939,314
Williams Cos., Inc. (The)	430,491	24,705,879

Total Oil, Gas & Consumable Fuels		158,714,681

Paper & Forest Products - 1.0%
International Paper Co.	230,882	10,987,675

Pharmaceuticals - 6.7%
AbbVie, Inc.	180,169	12,105,555
Bristol-Myers Squibb Co.	171,693	11,424,452
Eli Lilly & Co.	166,437	13,895,825
Johnson & Johnson	102,419	9,981,756
Merck & Co., Inc.	213,600	12,160,248
Pfizer, Inc.	442,513	14,837,461

Total Pharmaceuticals		74,405,297

Semiconductors & Semiconductor Equipment - 5.8%
Analog Devices, Inc.	200,625	12,877,116
Intel Corp.	293,067	8,913,633
KLA-Tencor Corp.	176,560	9,924,437
Maxim Integrated Products, Inc.	516,462	17,856,674
Microchip Technology, Inc.(a)	306,029	14,513,425

Total Semiconductors & Semiconductor Equipment		64,085,285

Software - 1.2%
CA, Inc.	447,004	13,092,747

Specialty Retail - 1.2%
Staples, Inc.	860,123	13,168,483

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.(a)	448,790	15,532,622

Tobacco - 5.4%
Altria Group, Inc.	344,684	16,858,494
Philip Morris International, Inc.	225,376	18,068,394
Reynolds American, Inc.	338,162	25,247,175

Total Tobacco		60,174,063

TOTAL COMMON STOCKS (Cost: $1,036,285,856)		1,105,630,753

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree LargeCap Dividend Fund(b)	18,106	1,312,504
WisdomTree MidCap Dividend Fund(b)	15,920	1,315,310

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,666,126)		2,627,814

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.2%

United States - 11.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $123,878,990)(d)	123,878,990	123,878,990

TOTAL INVESTMENTS IN SECURITIES - 110.9% (Cost: $1,162,830,972)		1,232,137,557
Liabilities in Excess of Cash and Other Assets - (10.9)%		(121,056,070)

NET ASSETS - 100.0%		$1,111,081,487

(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $161,422,836 and the total market value of the collateral held by the Fund was $165,048,924. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $41,169,934. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 3.3%
B/E Aerospace, Inc.(a)	700	$38,430
Boeing Co. (The)(a)	7,026	974,647
General Dynamics Corp.	2,693	381,571
Honeywell International, Inc.	5,590	570,012
KLX, Inc.*(a)	470	20,741
L-3 Communications Holdings, Inc.	769	87,189
Lockheed Martin Corp.	2,751	511,411
Northrop Grumman Corp.	1,846	292,831
Precision Castparts Corp.	1,085	216,859
Raytheon Co.	3,188	305,028
Rockwell Collins, Inc.	1,014	93,643
Textron, Inc.	1,941	86,627
TransDigm Group, Inc.*	107	24,040
United Technologies Corp.	7,392	819,994

Total Aerospace & Defense		4,423,023

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.(a)	867	54,092
Expeditors International of Washington, Inc.(a)	1,112	51,269
FedEx Corp.	1,654	281,842
United Parcel Service, Inc. Class B	5,020	486,488

Total Air Freight & Logistics		873,691

Airlines - 1.1%
Alaska Air Group, Inc.	1,322	85,176
Delta Air Lines, Inc.	27,982	1,149,501
Southwest Airlines Co.	3,793	125,510
United Continental Holdings, Inc.*	2,674	141,749

Total Airlines		1,501,936

Auto Components - 0.4%
Autoliv, Inc.(a)	582	67,948
BorgWarner, Inc.	1,621	92,138
Goodyear Tire & Rubber Co. (The)	3,074	92,681
Johnson Controls, Inc.	3,237	160,329
Lear Corp.	772	86,665

Total Auto Components		499,761

Automobiles - 0.9%
Ford Motor Co.	60,396	906,544
General Motors Co.	7,538	251,241
Harley-Davidson, Inc.	1,673	94,274

Total Automobiles		1,252,059

Banks - 9.6%
Bank of America Corp.	130,280	2,217,366
BB&T Corp.	6,956	280,396
CIT Group, Inc.	2,750	127,848
Citigroup, Inc.	30,041	1,659,465
Comerica, Inc.(a)	1,826	93,710
Fifth Third Bancorp	9,248	192,543
Huntington Bancshares, Inc.	8,100	91,611
JPMorgan Chase & Co.	48,961	3,317,597
KeyCorp	8,828	132,597
M&T Bank Corp.(a)	1,043	130,302
PNC Financial Services Group, Inc. (The)	5,957	569,787
Regions Financial Corp.	15,184	157,306
SunTrust Banks, Inc.	5,597	240,783
U.S. Bancorp	17,557	761,974
Wells Fargo & Co.	54,206	3,048,545

Total Banks		13,021,830

Beverages - 1.9%
Brown-Forman Corp. Class B(a)	1,058	105,991
Coca-Cola Co. (The)	26,022	1,020,843
Coca-Cola Enterprises, Inc.	2,037	88,487
Constellation Brands, Inc. Class A	1,220	141,544
Dr. Pepper Snapple Group, Inc.	1,388	101,185
Molson Coors Brewing Co. Class B	1,430	99,828
Monster Beverage Corp.*	579	77,598
PepsiCo, Inc.	9,705	905,865

Total Beverages		2,541,341

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc.*	323	58,389
Amgen, Inc.	3,980	611,010
Biogen, Inc.*	960	387,782
Celgene Corp.*	2,018	233,553
Gilead Sciences, Inc.	12,052	1,411,048
Medivation, Inc.*	122	13,932
Regeneron Pharmaceuticals, Inc.*	122	62,236

Total Biotechnology		2,777,950

Building Products - 0.1%
Fortune Brands Home & Security, Inc.(a)	770	35,281
Masco Corp.	4,558	121,562

Total Building Products		156,843

Capital Markets - 3.1%
Affiliated Managers Group, Inc.*	285	62,301
Ameriprise Financial, Inc.	1,567	195,765
Bank of New York Mellon Corp. (The)	7,442	312,341
BlackRock, Inc.	1,297	448,736
Charles Schwab Corp. (The)(a)	5,339	174,318
Franklin Resources, Inc.	5,730	280,942
Goldman Sachs Group, Inc. (The)	5,741	1,198,663
Morgan Stanley	20,398	791,239
Northern Trust Corp.	1,511	115,531
Raymond James Financial, Inc.	1,105	65,836
State Street Corp.	3,789	291,753
T. Rowe Price Group, Inc.(a)	1,874	145,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2015

Investments	Shares	Value
TD Ameritrade Holding Corp.	2,912	$107,220

Total Capital Markets		4,190,311

Chemicals - 2.4%
Air Products & Chemicals, Inc.	1,247	170,627
Airgas, Inc.	454	48,024
Celanese Corp. Series A(a)	3,135	225,344
CF Industries Holdings, Inc.	2,810	180,627
Dow Chemical Co. (The)	11,983	613,170
E.I. du Pont de Nemours & Co.	5,866	375,131
Eastman Chemical Co.	1,552	126,985
Ecolab, Inc.(a)	1,456	164,630
FMC Corp.(a)	1,075	56,491
International Flavors & Fragrances, Inc.	544	59,454
Monsanto Co.	3,090	329,363
Mosaic Co. (The)	2,404	112,627
PPG Industries, Inc.	1,566	179,652
Praxair, Inc.	2,082	248,903
Sherwin-Williams Co. (The)(a)	463	127,334
Sigma-Aldrich Corp.	510	71,069
W.R. Grace & Co.*(a)	424	42,527
Westlake Chemical Corp.	1,565	107,343

Total Chemicals		3,239,301

Commercial Services & Supplies - 0.2%
Cintas Corp.(a)	635	53,715
Republic Services, Inc.	2,413	94,517
Stericycle, Inc.*(a)	374	50,082
Waste Management, Inc.	1,442	66,837

Total Commercial Services & Supplies		265,151

Communications Equipment - 1.6%
Cisco Systems, Inc.	37,676	1,034,583
F5 Networks, Inc.*	342	41,159
Harris Corp.	990	76,141
Juniper Networks, Inc.	1,825	47,395
Motorola Solutions, Inc.	1,414	81,079
QUALCOMM, Inc.	13,298	832,854

Total Communications Equipment		2,113,211

Construction & Engineering - 0.1%
Fluor Corp.	1,372	72,730

Construction Materials - 0.0%
Martin Marietta Materials, Inc.(a)	143	20,236
Vulcan Materials Co.	63	5,288

Total Construction Materials		25,524

Consumer Finance - 1.2%
Ally Financial, Inc.*	1,100	24,673
American Express Co.	7,787	605,206
Capital One Financial Corp.	7,042	619,485
Discover Financial Services	5,320	306,538
Navient Corp.	7,098	129,254

Total Consumer Finance		1,685,156

Containers & Packaging - 0.2%
Ball Corp.	1,064	74,639
MeadWestvaco Corp.	906	42,754
Packaging Corp. of America	889	55,554
Rock-Tenn Co. Class A	1,118	67,304
Sealed Air Corp.	522	26,820

Total Containers & Packaging		267,071

Distributors - 0.1%
Genuine Parts Co.(a)	952	85,233
LKQ Corp.*	1,703	51,507

Total Distributors		136,740

Diversified Consumer Services - 0.0%
H&R Block, Inc.(a)	2,210	65,527

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B*	16,312	2,220,226
CME Group, Inc.	1,543	143,592
Intercontinental Exchange, Inc.	331	74,015
Leucadia National Corp.(a)	2,018	48,997
McGraw Hill Financial, Inc.	1,401	140,730
Moody’s Corp.	1,334	144,019
NASDAQ OMX Group, Inc. (The)	1,243	60,671
Voya Financial, Inc.	4,792	222,684

Total Diversified Financial Services		3,054,934

Diversified Telecommunication Services - 2.5%
AT&T, Inc.(a)	48,862	1,735,578
CenturyLink, Inc.	2,466	72,451
Frontier Communications Corp.(a)	3,825	18,934
Level 3 Communications, Inc.*	668	35,184
Verizon Communications, Inc.	33,930	1,581,477

Total Diversified Telecommunication Services		3,443,624

Electric Utilities - 1.4%
American Electric Power Co., Inc.	2,830	149,905
Duke Energy Corp.(a)	4,867	343,708
Edison International	2,783	154,679
Entergy Corp.(a)	1,554	109,557
Eversource Energy(a)	2,342	106,350
Exelon Corp.(a)	7,905	248,375
FirstEnergy Corp.(a)	736	23,957
NextEra Energy, Inc.	2,354	230,763
OGE Energy Corp.(a)	1,669	47,683
PPL Corp.	3,760	110,807
Southern Co. (The)(a)	5,946	249,138
Xcel Energy, Inc.	3,968	127,690

Total Electric Utilities		1,902,612

Electrical Equipment - 0.4%
AMETEK, Inc.(a)	1,487	81,458
Emerson Electric Co.(a)	6,242	345,994
Rockwell Automation, Inc.	1,047	130,498

Total Electrical Equipment		557,950

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	1,851	107,303
Corning, Inc.	9,490	187,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2015

Investments	Shares	Value
Trimble Navigation Ltd.*(a)	1,101	$25,829

Total Electronic Equipment, Instruments & Components		320,370

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	3,198	197,317
Cameron International Corp.*	2,225	116,523
FMC Technologies, Inc.*(a)	1,996	82,814
Halliburton Co.	11,122	479,024
Helmerich & Payne, Inc.(a)	1,407	99,081
National Oilwell Varco, Inc.	5,443	262,788

Total Energy Equipment & Services		1,237,547

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	1,995	269,445
CVS Health Corp.	6,794	712,555
Kroger Co. (The)	3,448	250,014
Sysco Corp.	3,433	123,931
Wal-Mart Stores, Inc.	24,725	1,753,744
Walgreens Boots Alliance, Inc.	3,454	291,656
Whole Foods Market, Inc.(a)	1,530	60,343

Total Food & Staples Retailing		3,461,688

Food Products - 1.7%
Archer-Daniels-Midland Co.	5,213	251,371
Campbell Soup Co.(a)	2,387	113,740
ConAgra Foods, Inc.(a)	2,848	124,514
General Mills, Inc.(a)	4,289	238,983
Hershey Co. (The)	1,101	97,802
Hormel Foods Corp.(a)	1,594	89,854
J.M. Smucker Co. (The)	729	79,031
Kellogg Co.	2,335	146,404
Keurig Green Mountain, Inc.(a)	607	46,514
Kraft Foods Group, Inc.	5,349	455,414
McCormick & Co., Inc. Non-Voting Shares(a)	841	68,079
Mead Johnson Nutrition Co.	950	85,709
Mondelez International, Inc. Class A	6,920	284,689
Pilgrim’s Pride Corp.(a)	2,806	64,454
Tyson Foods, Inc. Class A	2,839	121,027

Total Food Products		2,267,585

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	5,378	263,952
Baxter International, Inc.	3,483	243,566
Becton, Dickinson and Co.(a)	1,262	178,762
Boston Scientific Corp.*	4,790	84,783
C.R. Bard, Inc.	406	69,304
Cooper Cos., Inc. (The)(a)	297	52,857
DENTSPLY International, Inc.	833	42,941
Edwards Lifesciences Corp.*	343	48,854
Hologic, Inc.*	111	4,225
IDEXX Laboratories, Inc.*(a)	300	19,242
Intuitive Surgical, Inc.*(a)	139	67,346
ResMed, Inc.	882	49,718
St. Jude Medical, Inc.	1,773	129,553
Stryker Corp.	952	90,983
Varian Medical Systems, Inc.*(a)	689	58,103
Zimmer Biomet Holdings, Inc.	995	108,684

Total Health Care Equipment & Supplies		1,512,873

Health Care Providers & Services - 2.7%
Aetna, Inc.	3,105	395,763
AmerisourceBergen Corp.	440	46,790
Anthem, Inc.	2,461	403,949
Cardinal Health, Inc.	1,853	155,003
Cigna Corp.	2,454	397,548
DaVita HealthCare Partners, Inc.*	1,371	108,953
Express Scripts Holding Co.*(a)	3,124	277,849
HCA Holdings, Inc.*	3,251	294,931
Henry Schein, Inc.*	477	67,791
Humana, Inc.	927	177,317
Laboratory Corp. of America Holdings*	693	84,005
McKesson Corp.	947	212,895
Quest Diagnostics, Inc.	1,174	85,139
UnitedHealth Group, Inc.	7,283	888,526
Universal Health Services, Inc. Class B	673	95,633

Total Health Care Providers & Services		3,692,092

Health Care Technology - 0.1%
Cerner Corp.*	1,094	75,552

Hotels, Restaurants & Leisure - 1.6%
Aramark	610	18,892
Chipotle Mexican Grill, Inc.*(a)	75	45,374
Darden Restaurants, Inc.	357	25,376
Hilton Worldwide Holdings, Inc.*	2,489	68,572
Hyatt Hotels Corp. Class A*	458	25,964
Las Vegas Sands Corp.(a)	6,496	341,495
Marriott International, Inc. Class A(a)	1,277	94,996
McDonald’s Corp.	7,255	689,733
MGM Resorts International*(a)	1,013	18,487
Starbucks Corp.	6,450	345,817
Starwood Hotels & Resorts Worldwide, Inc.	895	72,575
Wyndham Worldwide Corp.(a)	834	68,313
Wynn Resorts Ltd.(a)	726	71,634
Yum! Brands, Inc.	2,741	246,909

Total Hotels, Restaurants & Leisure		2,134,137

Household Durables - 0.4%
D.R. Horton, Inc.	3,047	83,366
GoPro, Inc. Class A*(a)	74	3,901
Harman International Industries, Inc.	321	38,180
Jarden Corp.*	645	33,379
Lennar Corp. Class A(a)	1,532	78,193
Mohawk Industries, Inc.*	413	78,842
Newell Rubbermaid, Inc.(a)	1,609	66,146
PulteGroup, Inc.	3,651	73,568
Whirlpool Corp.	609	105,387

Total Household Durables		560,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2015

Investments	Shares	Value
Household Products - 1.5%
Church & Dwight Co., Inc.(a)	635	$51,517
Clorox Co. (The)(a)	788	81,968
Colgate-Palmolive Co.(a)	4,262	278,777
Energizer Holdings, Inc.	387	50,910
Kimberly-Clark Corp.	2,514	266,409
Procter & Gamble Co. (The)	16,090	1,258,882

Total Household Products		1,988,463

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	5,313	70,450
Talen Energy Corp.*(a)	469	8,048

Total Independent Power and Renewable Electricity Producers		78,498

Industrial Conglomerates - 2.6%
3M Co.	4,176	644,357
Danaher Corp.	4,087	349,806
General Electric Co.	93,614	2,487,324
Roper Technologies, Inc.(a)	572	98,647

Total Industrial Conglomerates		3,580,134

Insurance - 3.6%
Aflac, Inc.	6,674	415,123
Alleghany Corp.*	152	71,251
Allstate Corp. (The)	4,918	319,031
American International Group, Inc.	16,869	1,042,841
Arthur J. Gallagher & Co.	841	39,779
Chubb Corp. (The)(a)	2,363	224,816
Cincinnati Financial Corp.(a)	1,143	57,356
CNA Financial Corp.(a)	2,867	109,548
Hartford Financial Services Group, Inc. (The)	4,592	190,889
Lincoln National Corp.	3,349	198,328
Loews Corp.	2,880	110,909
Markel Corp.*	48	38,433
Marsh & McLennan Cos., Inc.	3,395	192,496
MetLife, Inc.	13,576	760,120
Principal Financial Group, Inc.	2,766	141,868
Progressive Corp. (The)	5,060	140,820
Prudential Financial, Inc.	2,529	221,338
Torchmark Corp.(a)	1,372	79,878
Travelers Cos., Inc. (The)	4,633	447,826
Unum Group	3,589	128,307

Total Insurance		4,930,957

Internet & Catalog Retail - 0.4%
Expedia, Inc.	661	72,280
Liberty Interactive Corp., QVC Group Class A*	2,232	61,938
Netflix, Inc.*	84	55,183
Priceline Group, Inc. (The)*	283	325,838
TripAdvisor, Inc.*(a)	325	28,321

Total Internet & Catalog Retail		543,560

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	723	50,480
Facebook, Inc. Class A*	4,705	403,524
Google, Inc. Class A*	3,462	1,869,618
VeriSign, Inc.*(a)	1,273	78,570
Yahoo!, Inc.*	2,597	102,036

Total Internet Software & Services		2,504,228

IT Services - 3.6%
Alliance Data Systems Corp.*	259	75,612
Automatic Data Processing, Inc.	2,382	191,108
Cognizant Technology Solutions Corp. Class A*	3,760	229,698
Computer Sciences Corp.	1,476	96,885
Fidelity National Information Services, Inc.	1,293	79,907
Fiserv, Inc.*	1,353	112,069
FleetCor Technologies, Inc.*	298	46,506
Gartner, Inc.*	267	22,903
International Business Machines Corp.	14,521	2,361,986
MasterCard, Inc. Class A	5,533	517,225
Paychex, Inc.(a)	1,822	85,415
Visa, Inc. Class A(a)	11,766	790,087
Western Union Co. (The)(a)	6,608	134,341
Xerox Corp.	11,387	121,158

Total IT Services		4,864,900

Leisure Products - 0.1%
Hasbro, Inc.	911	68,134
Mattel, Inc.(a)	3,027	77,764
Polaris Industries, Inc.(a)	378	55,985

Total Leisure Products		201,883

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,635	63,078
Illumina, Inc.*(a)	161	35,156
Mettler-Toledo International, Inc.*	154	52,585
Quintiles Transnational Holdings, Inc.*	730	53,005
Thermo Fisher Scientific, Inc.	1,148	148,965
Waters Corp.*	531	68,170

Total Life Sciences Tools & Services		420,959

Machinery - 1.6%
Caterpillar, Inc.	6,189	524,951
Cummins, Inc.	1,482	194,424
Deere & Co.(a)	4,835	469,237
Dover Corp.(a)	1,595	111,937
Flowserve Corp.(a)	1,166	61,401
Illinois Tool Works, Inc.	2,622	240,673
PACCAR, Inc.(a)	2,605	166,225
Pall Corp.	521	64,838
Parker-Hannifin Corp.	1,072	124,706
Snap-on, Inc.	448	71,344
Stanley Black & Decker, Inc.	1,004	105,661
Wabtec Corp.(a)	494	46,555

Total Machinery		2,181,952

Media - 3.7%
CBS Corp. Class B Non-Voting Shares	3,734	207,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2015

Investments	Shares	Value
Comcast Corp. Class A	16,764	$1,008,187
DIRECTV*	4,438	411,802
DISH Network Corp. Class A*	1,486	100,617
Gannett Co., Inc.	949	13,276
Interpublic Group of Cos., Inc. (The)	2,589	49,890
News Corp. Class A*	2,681	39,116
Omnicom Group, Inc.(a)	1,893	131,545
Scripps Networks Interactive, Inc. Class A(a)	986	64,455
Sirius XM Holdings, Inc.*(a)	16,626	62,015
TEGNA, Inc.	1,898	60,869
Time Warner Cable, Inc.	1,830	326,051
Time Warner, Inc.	6,271	548,148
Twenty-First Century Fox, Inc. Class A	14,767	480,592
Viacom, Inc. Class B	4,381	283,188
Walt Disney Co. (The)	10,875	1,241,272

Total Media		5,028,260

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	13,818	257,291
Nucor Corp.	1,696	74,743

Total Metals & Mining		332,034

Multi-Utilities - 0.9%
Ameren Corp.	1,718	64,734
CenterPoint Energy, Inc.(a)	2,762	52,561
CMS Energy Corp.	2,194	69,857
Consolidated Edison, Inc.(a)	2,831	163,858
Dominion Resources, Inc.	454	30,359
DTE Energy Co.	1,258	93,897
NiSource, Inc.(a)	1,850	84,341
PG&E Corp.	3,696	181,474
Public Service Enterprise Group, Inc.(a)	4,243	166,665
SCANA Corp.(a)	1,298	65,744
Sempra Energy	1,391	137,625
WEC Energy Group, Inc.	1,646	74,021

Total Multi-Utilities		1,185,136

Multiline Retail - 0.7%
Dollar General Corp.	2,002	155,635
Dollar Tree, Inc.*	1,225	96,763
Family Dollar Stores, Inc.	523	41,218
Kohl’s Corp.(a)	1,979	123,905
Macy’s, Inc.	3,414	230,342
Nordstrom, Inc.	1,350	100,575
Target Corp.	2,871	234,360

Total Multiline Retail		982,798

Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	2,644	206,391
Apache Corp.	388	22,360
Cabot Oil & Gas Corp.	1,658	52,293
Chesapeake Energy Corp.(a)	2,934	32,773
Chevron Corp.	26,922	2,597,165
Cimarex Energy Co.	813	89,682
Concho Resources, Inc.*(a)	752	85,623
ConocoPhillips	15,355	942,951
Continental Resources, Inc.*(a)	4,179	177,148
Devon Energy Corp.	3,731	221,957
EOG Resources, Inc.	4,599	402,642
EQT Corp.	679	55,230
Exxon Mobil Corp.	55,656	4,630,579
Hess Corp.(a)	3,799	254,077
HollyFrontier Corp.	2,165	92,424
Kinder Morgan, Inc.(a)	4,048	155,403
Marathon Oil Corp.	7,616	202,129
Marathon Petroleum Corp.	7,558	395,359
Murphy Oil Corp.(a)	2,208	91,787
Noble Energy, Inc.	2,527	107,852
Occidental Petroleum Corp.	8,350	649,379
ONEOK, Inc.(a)	940	37,111
Phillips 66	7,516	605,489
Range Resources Corp.(a)	420	20,740
Southwestern Energy Co.*(a)	3,327	75,623
Spectra Energy Corp.(a)	3,944	128,574
Tesoro Corp.	1,163	98,169
Valero Energy Corp.	9,989	625,311
Williams Cos., Inc. (The)	6,062	347,898

Total Oil, Gas & Consumable Fuels		13,404,119

Paper & Forest Products - 0.1%
International Paper Co.(a)	3,744	178,177

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	2,026	175,573

Pharmaceuticals - 4.2%
AbbVie, Inc.	7,700	517,363
Bristol-Myers Squibb Co.	5,507	366,436
Eli Lilly & Co.	5,238	437,320
Hospira, Inc.*	673	59,702
Johnson & Johnson	21,411	2,086,716
Merck & Co., Inc.	10,572	601,864
Pfizer, Inc.	46,532	1,560,218
Zoetis, Inc.	1,723	83,083

Total Pharmaceuticals		5,712,702

Professional Services - 0.2%
Equifax, Inc.	657	63,788
IHS, Inc. Class A*	186	23,925
Robert Half International, Inc.	620	34,410
Towers Watson & Co. Class A(a)	389	48,936
Verisk Analytics, Inc. Class A*	693	50,423

Total Professional Services		221,482

Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	1,016	94,783
AvalonBay Communities, Inc.	455	72,741
Boston Properties, Inc.	298	36,070
Brixmor Property Group, Inc.	186	4,302
Crown Castle International Corp.	275	22,082
Digital Realty Trust, Inc.(a)	412	27,472
Equinix, Inc.(a)	73	18,542
Equity Residential	827	58,031
Essex Property Trust, Inc.	49	10,413
Federal Realty Investment Trust	121	15,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2015

Investments	Shares	Value
General Growth Properties, Inc.	1,164	$29,868
HCP, Inc.	2,773	101,131
Health Care REIT, Inc.	436	28,615
Host Hotels & Resorts, Inc.	2,441	48,405
Iron Mountain, Inc.(a)	1,209	37,479
Kimco Realty Corp.(a)	1,421	32,029
Macerich Co. (The)	153	11,414
Plum Creek Timber Co., Inc.(a)	653	26,492
Prologis, Inc.	605	22,445
Public Storage	669	123,344
Realty Income Corp.(a)	456	20,242
Simon Property Group, Inc.	1,030	178,211
SL Green Realty Corp.(a)	333	36,593
UDR, Inc.	272	8,712
Ventas, Inc.	888	55,136
Weyerhaeuser Co.	2,356	74,214

Total Real Estate Investment Trusts (REITs)		1,194,265

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	2,001	74,037

Road & Rail - 0.9%
CSX Corp.	7,314	238,802
Hertz Global Holdings, Inc.*	2,039	36,947
JB Hunt Transport Services, Inc.	571	46,873
Kansas City Southern	548	49,978
Norfolk Southern Corp.	2,653	231,766
Union Pacific Corp.	5,815	554,576

Total Road & Rail		1,158,942

Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	1,733	88,730
Analog Devices, Inc.	1,551	99,551
Applied Materials, Inc.	6,072	116,704
Broadcom Corp. Class A	1,389	71,520
Intel Corp.	39,071	1,188,344
KLA-Tencor Corp.	1,096	61,606
Lam Research Corp.(a)	1,013	82,407
Linear Technology Corp.	1,351	59,755
Maxim Integrated Products, Inc.	1,687	58,328
Microchip Technology, Inc.(a)	1,148	54,444
Micron Technology, Inc.*(a)	11,915	224,479
NVIDIA Corp.(a)	3,985	80,138
Skyworks Solutions, Inc.	897	93,378
Texas Instruments, Inc.	6,220	320,392
Xilinx, Inc.	1,876	82,844

Total Semiconductors & Semiconductor Equipment		2,682,620

Software - 3.6%
Activision Blizzard, Inc.(a)	4,450	107,735
Adobe Systems, Inc.*	487	39,452
ANSYS, Inc.*(a)	402	36,678
Autodesk, Inc.*	355	17,777
CA, Inc.	3,553	104,067
Citrix Systems, Inc.*	726	50,936
Electronic Arts, Inc.*	1,102	73,283
Intuit, Inc.	1,214	122,335
Microsoft Corp.	59,736	2,637,344
Oracle Corp.	36,402	1,467,001
Red Hat, Inc.*	457	34,700
Symantec Corp.	5,105	118,691
VMware, Inc. Class A*	1,505	129,039

Total Software		4,939,038

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	399	63,557
AutoNation, Inc.*	858	54,037
AutoZone, Inc.*	240	160,056
Bed Bath & Beyond, Inc.*(a)	1,806	124,578
Best Buy Co., Inc.(a)	3,721	121,342
CarMax, Inc.*(a)	1,227	81,240
Foot Locker, Inc.(a)	1,102	73,845
Gap, Inc. (The)(a)	4,130	157,642
Home Depot, Inc. (The)	7,775	864,036
L Brands, Inc.	1,576	135,110
Lowe’s Cos., Inc.	5,225	349,918
O’Reilly Automotive, Inc.*	534	120,673
Ross Stores, Inc.	2,666	129,594
Staples, Inc.	4,764	72,937
Tiffany & Co.	682	62,608
TJX Cos., Inc. (The)	4,398	291,016
Tractor Supply Co.(a)	614	55,223
Ulta Salon Cosmetics & Fragrance, Inc.*	234	36,141
Williams-Sonoma, Inc.	500	41,135

Total Specialty Retail		2,994,688

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	48,136	6,037,458
EMC Corp.	12,160	320,902
Hewlett-Packard Co.	17,390	521,874
NetApp, Inc.	2,009	63,404
SanDisk Corp.	1,554	90,474
Western Digital Corp.	2,021	158,487

Total Technology Hardware, Storage & Peripherals		7,192,599

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.(a)	2,495	86,352
Hanesbrands, Inc.	1,801	60,009
NIKE, Inc. Class B	3,981	430,028
PVH Corp.	335	38,592
Ralph Lauren Corp.	534	70,680
Under Armour, Inc. Class A*(a)	403	33,626
VF Corp.	2,470	172,258

Total Textiles, Apparel & Luxury Goods		891,545

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	4,182	76,865

Tobacco - 1.4%
Altria Group, Inc.	11,843	579,241
Philip Morris International, Inc.	12,419	995,631
Reynolds American, Inc.	3,949	294,833

Total Tobacco		1,869,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2015

Investments	Shares	Value
Trading Companies & Distributors - 0.2%
Fastenal Co.(a)	1,324	$55,846
United Rentals, Inc.*(a)	619	54,237
W.W. Grainger, Inc.(a)	429	101,523

Total Trading Companies & Distributors		211,606

Water Utilities - 0.0%
American Water Works Co., Inc.(a)	1,055	51,305

Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.*	571	22,138

TOTAL COMMON STOCKS (Cost: $113,974,885)		135,206,250

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Equity Income Fund(a)(b) (Cost: $203,507)	3,385	200,968

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $7,721,120)(d)	7,721,120	7,721,120

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $121,899,512)		143,128,338
Liabilities in Excess of Cash and Other Assets - (5.6)%		(7,554,351)

NET ASSETS - 100.0%		$135,573,987

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $12,364,230 and the total market value of the collateral held by the Fund was $12,638,907. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $4,917,787. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.5%

Brazil - 15.1%
AES Tiete S.A.	12,500	$66,798
Ambev S.A.	216,942	1,333,889
Arteris S.A.	5,600	17,036
BB Seguridade Participacoes S.A.	16,400	180,028
CCR S.A.	14,000	67,197
Cia Hering	7,400	28,943
CVC Brasil Operadora e Agencia de Viagens S.A.	2,800	16,946
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	17,200	54,816
Direcional Engenharia S.A.	8,000	13,005
Estacio Participacoes S.A.	4,900	28,393
Even Construtora e Incorporadora S.A.	31,800	33,782
Ez Tec Empreendimentos e Participacoes S.A.	10,259	47,821
Grendene S.A.	10,100	54,395
Guararapes Confeccoes S.A.	1,300	26,365
Helbor Empreendimentos S.A.	33,100	21,417
Localiza Rent a Car S.A.	1,100	10,868
Lojas Americanas S.A.	15,400	65,687
Lojas Renner S.A.	2,500	90,941
M. Dias Branco S.A.	2,300	60,713
Magazine Luiza S.A.	2,900	3,295
MRV Engenharia e Participacoes S.A.	23,000	57,826
Natura Cosmeticos S.A.	5,700	50,534
Porto Seguro S.A.	11,200	149,266
Sonae Sierra Brasil S.A.	3,800	23,059
Souza Cruz S.A.	29,100	228,854
Sul America S.A.	10,100	49,323
Tecnisa S.A.	16,300	16,896
Tractebel Energia S.A.	8,900	97,956
Via Varejo S.A.	17,200	62,180

Total Brazil		2,958,229

Chile - 3.1%
Administradora de Fondos de Pensiones Habitat S.A.	13,295	17,819
Cencosud S.A.	57,587	138,509
Cia Cervecerias Unidas S.A.	8,461	89,760
Empresa Nacional de Telecomunicaciones S.A.	4,972	55,024
S.A.C.I. Falabella	43,875	306,431

Total Chile		607,543

China - 29.5%
Air China Ltd. Class H	114,000	128,814
Anhui Expressway Co., Ltd. Class H	34,000	36,182
Baidu, Inc. ADR*(a)	1,191	237,104
Bank of Chongqing Co., Ltd. Class H	89,500	85,430
China Life Insurance Co., Ltd. Class H	207,000	901,155
China Pacific Insurance Group Co., Ltd. Class H(a)	63,600	305,180
China Southern Airlines Co., Ltd. Class H(a)	128,000	151,238
Chongqing Rural Commercial Bank Co., Ltd. Class H(a)	331,900	265,861
Datang International Power Generation Co., Ltd. Class H	164,000	83,983
Dongfeng Motor Group Co., Ltd. Class H	276,000	370,252
Fuguiniao Co., Ltd. Class H(a)	14,000	25,788
Great Wall Motor Co., Ltd. Class H	81,500	399,481
Guangzhou Automobile Group Co., Ltd. Class H	114,000	105,581
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	8,000	29,513
Guangzhou R&F Properties Co., Ltd. Class H*(a)	172,800	211,973
Haitong Securities Co., Ltd. Class H(a)	58,800	155,484
Hisense Kelon Electrical Holdings Co., Ltd. Class H*	53,000	46,830
Huaneng Power International, Inc. Class H	226,000	314,838
Huishang Bank Corp., Ltd. Class H	167,000	86,811
Jiangsu Expressway Co., Ltd. Class H	32,000	42,020
Livzon Pharmaceutical Group, Inc. Class H	1,700	11,918
NetEase, Inc. ADR(a)	1,230	178,184
New China Life Insurance Co., Ltd. Class H	32,000	191,111
Ping An Insurance Group Co. of China Ltd. Class H	83,500	1,127,687
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	17,978	66,671
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	25,600	71,326
SouFun Holdings Ltd. ADR(a)	4,441	37,349
Tsingtao Brewery Co., Ltd. Class H(a)	12,000	72,828
Wumart Stores, Inc. Class H(a)	25,000	17,736
Xinhua Winshare Publishing and Media Co., Ltd. Class H	22,000	26,391

Total China		5,784,719

India - 3.1%
Apollo Tyres Ltd.	18,404	49,204
Bajaj Auto Ltd.	2,000	79,835
Hindustan Unilever Ltd.	7,095	102,136
ITC Ltd.	21,762	107,699
Tata Motors Ltd. ADR	4,945	170,454
Union Bank of India	20,621	47,812
Zee Entertainment Enterprises Ltd.	9,832	56,803

Total India		613,943

Indonesia - 7.7%
Ace Hardware Indonesia Tbk PT	279,000	13,497
Astra International Tbk PT	1,123,800	596,354
Bank Danamon Indonesia Tbk PT	247,600	79,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2015

Investments	Shares	Value
Bank Negara Indonesia Persero Tbk PT	354,200	$140,803
Bekasi Fajar Industrial Estate Tbk PT	294,600	8,839
Bumi Serpong Damai Tbk PT	423,100	52,997
Ciputra Development Tbk PT	206,600	19,602
Erajaya Swasembada Tbk PT	86,800	3,841
Gudang Garam Tbk PT	32,300	109,262
Indofood CBP Sukses Makmur Tbk PT	67,300	62,971
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	200,500	8,497
Lippo Cikarang Tbk PT*	15,700	10,716
Media Nusantara Citra Tbk PT	247,900	36,072
Modernland Realty Tbk PT	1,114,400	43,882
Panin Financial Tbk PT*	1,102,000	23,639
Summarecon Agung Tbk PT	189,700	23,263
Surya Citra Media Tbk PT	145,100	31,289
Surya Semesta Internusa Tbk PT	386,000	27,939
Tiga Pilar Sejahtera Food Tbk	100,614	14,112
Unilever Indonesia Tbk PT	66,000	195,537

Total Indonesia		1,502,968

Malaysia - 3.1%
Aeon Co. M Bhd	17,800	14,625
Astro Malaysia Holdings Bhd	56,800	46,368
British American Tobacco Malaysia Bhd	3,900	64,087
Genting Bhd	89,400	190,979
Genting Malaysia Bhd	131,800	146,716
Kulim Malaysia Bhd	28,300	18,752
Mah Sing Group Bhd	30,562	13,365
MKH Bhd	24,500	13,831
Padini Holdings Bhd	5,900	2,080
Sunway Bhd	50,400	45,952
Sunway Construction Group Bhd*†	5,040	2,137
UMW Holdings Bhd	19,300	51,869

Total Malaysia		610,761

Mexico - 3.0%
Coca-Cola Femsa S.A.B. de C.V. Series L	28,800	229,032
Consorcio ARA S.A.B. de C.V.*(a)	35,900	13,705
Controladora Comercial Mexicana S.A.B. de C.V.(a)	23,200	73,057
Corp. Inmobiliaria Vesta S.A.B. de C.V.(a)	6,700	10,923
Grupo Herdez S.A.B. de C.V.	8,800	22,568
Grupo Sanborns S.A.B. de C.V.	50,500	76,761
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	50,200	108,522
Megacable Holdings S.A.B. de C.V. Series CPO(a)	12,616	53,051
TV Azteca S.A.B. de C.V. Series CPO	24,300	5,823

Total Mexico		593,442

Philippines - 1.7%
Jollibee Foods Corp.	6,330	27,698
LT Group, Inc.	180,600	55,754
Metropolitan Bank & Trust Co.	54,165	112,919
Robinsons Retail Holdings, Inc.	18,370	30,332
Travellers International Hotel Group, Inc.	81,700	9,404
Universal Robina Corp.	23,640	101,711

Total Philippines		337,818

Poland - 0.3%
CCC S.A.	571	26,418
Eurocash S.A.	2,331	23,149

Total Poland		49,567

Russia - 2.5%
Magnit PJSC GDR Reg S	5,923	329,674
MegaFon PJSC GDR Reg S	11,807	164,117

Total Russia		493,791

South Africa - 10.3%
Adcock Ingram Holdings Ltd.*	3,930	16,335
Capitec Bank Holdings Ltd.	1,886	75,354
City Lodge Hotels Ltd.	863	9,882
Clicks Group Ltd.	5,567	41,279
Distell Group Ltd.	4,308	59,262
Famous Brands Ltd.	2,456	23,270
Foschini Group Ltd. (The)	6,871	90,007
Hudaco Industries Ltd.	2,014	21,571
Imperial Holdings Ltd.	6,480	99,033
Life Healthcare Group Holdings Ltd.	8,805	27,225
Massmart Holdings Ltd.	2,854	35,153
Mr. Price Group Ltd.	4,068	83,956
MTN Group Ltd.	23,198	437,193
Pick n Pay Holdings Ltd.	10,547	22,723
Pick n Pay Stores Ltd.	4,970	23,544
Resilient Property Income Fund Ltd.	7,885	62,656
RMB Holdings Ltd.	24,073	131,791
Shoprite Holdings Ltd.	8,982	128,391
SPAR Group Ltd. (The)	4,204	65,690
Super Group Ltd.*	11,631	30,214
Tiger Brands Ltd.	2,768	64,650
Truworths International Ltd.(a)	11,427	80,682
Tsogo Sun Holdings Ltd.	27,474	55,162
Vodacom Group Ltd.	19,275	220,258
Woolworths Holdings Ltd.	13,423	109,041

Total South Africa		2,014,322

South Korea - 4.8%
Amorepacific Corp.	330	123,663
CJ Hellovision Co., Ltd.	2,443	28,034
Grand Korea Leisure Co., Ltd.	1,295	36,106
GS Home Shopping, Inc.	155	29,167
Hanssem Co., Ltd.	126	31,742
Kangwon Land, Inc.	3,151	104,520
KT Skylife Co., Ltd.	1,650	29,954
KT&G Corp.	1,944	165,391
LF Corp.	1,086	29,500
Modetour Network, Inc.	490	14,584
Muhak Co., Ltd.*	845	47,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2015

Investments	Shares	Value
NAVER Corp.	440	$250,088
Nexen Tire Corp.	3,504	39,267

Total South Korea		929,817

Taiwan - 2.7%
Cathay Real Estate Development Co., Ltd.	58,000	32,050
Cheng Shin Rubber Industry Co., Ltd.	94,000	208,080
Grape King Bio Ltd.	2,000	12,770
Kenda Rubber Industrial Co., Ltd.	23,000	35,781
Merida Industry Co., Ltd.	6,000	38,892
President Chain Store Corp.	12,000	84,396
Shining Building Business Co., Ltd.*	23,000	10,771
Sinyi Realty, Inc.	29,870	26,332
Yulon Nissan Motor Co., Ltd.	7,000	71,011

Total Taiwan		520,083

Thailand - 4.0%
Advanced Info Service PCL NVDR	30,500	216,725
Amata Corp. PCL NVDR	37,300	16,565
AP Thailand PCL NVDR	97,570	20,799
Asia Plus Group Holdings Securities PCL NVDR	99,200	12,453
Bangkok Expressway PCL NVDR	29,500	34,500
BEC World PCL NVDR	32,000	35,529
Big C Supercenter PCL NVDR	11,700	66,856
BTS Group Holdings PCL NVDR	199,000	58,918
CP ALL PCL NVDR	90,600	124,062
Erawan Group PCL (The) NVDR	79,700	10,099
GFPT PCL NVDR	10,200	3,624
Home Product Center PCL NVDR	72,059	14,401
Jasmine International PCL NVDR	31,700	4,974
Major Cineplex Group PCL NVDR	14,400	14,389
Minor International PCL NVDR	36,620	32,527
RS PCL NVDR	29,600	11,919
Supalai PCL NVDR	42,900	23,879
Thai Vegetable Oil PCL NVDR	42,300	28,179
TICON Industrial Connection PCL NVDR	7,200	2,984
Total Access Communication PCL NVDR	22,600	55,705

Total Thailand		789,087

Turkey - 8.6%
Anadolu Efes Biracilik ve Malt Sanayii AS	10,008	90,404
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	2,142	15,072
BIM Birlesik Magazalar AS	2,905	52,049
Bizim Toptan Satis Magazalari AS	308	1,477
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	4,465	14,700
Coca-Cola Icecek AS	4,236	70,521
Dogus Otomotiv Servis ve Ticaret AS	9,265	54,297
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	90,994	93,745
Ford Otomotiv Sanayi AS	9,261	123,929
Goodyear Lastikleri TAS	510	11,765
Is Gayrimenkul Yatirim Ortakligi AS	11,748	7,192
NET Holding AS*	23,400	30,222
Otokar Otomotiv ve Savunma Sanayi AS	386	12,247
Tofas Turk Otomobil Fabrikasi AS	12,990	88,733
Turk Telekomunikasyon AS	46,570	122,553
Turkcell Iletisim Hizmetleri AS	41,239	190,109
Turkiye Halk Bankasi AS	45,453	209,535
Turkiye Sinai Kalkinma Bankasi AS	49,955	31,700
Turkiye Vakiflar Bankasi Tao Class D	93,710	150,762
Ulker Biskuvi Sanayi AS	4,487	31,320
Yapi ve Kredi Bankasi AS(a)	190,404	280,027

Total Turkey		1,682,359

TOTAL COMMON STOCKS (Cost: $19,023,394)		19,488,449

WARRANTS - 0.0%

Malaysia - 0.0%
Mah Sing Group Bhd, expiring 2/21/20*	2,193	108

Thailand - 0.0%
Jasmine International PCL, expiring 7/5/20*	15,539	460

TOTAL WARRANTS (Cost: $0)		568

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.5%

United States - 8.5%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $1,665,437)(c)	1,665,437	1,665,437

TOTAL INVESTMENTS IN SECURITIES - 108.0% (Cost: $20,688,831)		21,154,454
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (8.0)%		(1,569,982)

NET ASSETS - 100.0%		$19,584,472

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,137, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2015

(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $1,597,273 and the total market value of the collateral held by the Fund was $1,678,361. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,924. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 96.4%

Brazil - 16.1%
Ambev S.A.	359,525	$2,210,574
Arezzo Industria e Comercio S.A.	4,497	34,758
BB Seguridade Participacoes S.A.	94,638	1,038,873
Brasil Insurance Participacoes e Administracao S.A.	11,152	4,524
CCR S.A.	83,419	400,392
CETIP S.A. - Mercados Organizados	4,766	52,287
Cia Hering	10,121	39,586
Cielo S.A.	73,898	1,042,432
Direcional Engenharia S.A.	19,015	30,912
Estacio Participacoes S.A.	2,540	14,718
Ez Tec Empreendimentos e Participacoes S.A.	12,718	59,283
Guararapes Confeccoes S.A.	2,111	42,813
Iochpe-Maxion S.A.	59	239
Linx S.A.	2,346	36,658
Localiza Rent a Car S.A.	3,721	36,762
Lojas Renner S.A.	3,532	128,482
M. Dias Branco S.A.	2,303	60,793
MRV Engenharia e Participacoes S.A.	26,760	67,279
Natura Cosmeticos S.A.	16,667	147,763
Odontoprev S.A.	28,702	99,603
Santos Brasil Participacoes S.A.	6,404	26,594
Souza Cruz S.A.	91,737	721,457
Tegma Gestao Logistica*	6,187	22,287
Tractebel Energia S.A.	27,272	300,164
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	3,235	49,883
WEG S.A.	42,677	261,717

Total Brazil		6,930,833

Chile - 0.3%
Administradora de Fondos de Pensiones Habitat S.A.	6,977	9,351
Cia Cervecerias Unidas S.A.	10,718	113,705
Forus S.A.	3,885	13,904

Total Chile		136,960

China - 2.3%
Anhui Conch Cement Co., Ltd. Class H	27,000	94,730
Dongfeng Motor Group Co., Ltd. Class H	192,000	257,567
Great Wall Motor Co., Ltd. Class H	42,000	205,868
Guangzhou Automobile Group Co., Ltd. Class H	82,000	75,944
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	14,000	26,979
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	57,300	42,795
Tong Ren Tang Technologies Co., Ltd. Class H	26,000	44,001
Zhaojin Mining Industry Co., Ltd. Class H(a)	123,000	76,949
Zhuzhou CSR Times Electric Co., Ltd. Class H	20,364	152,614

Total China		977,447

India - 1.3%
Infosys Ltd. ADR(a)	25,020	396,567
Tata Motors Ltd. ADR(a)	1,758	60,598
Wipro Ltd. ADR(a)	6,741	80,690

Total India		537,855

Indonesia - 10.7%
Adaro Energy Tbk PT	1,312,600	74,823
Adhi Karya Persero Tbk PT	36,340	5,506
AKR Corporindo Tbk PT	91,800	40,796
Astra Agro Lestari Tbk PT	57,100	98,289
Astra International Tbk PT	1,644,900	872,880
Bank Rakyat Indonesia Persero Tbk PT	745,168	578,473
Bumi Serpong Damai Tbk PT	276,400	34,621
Charoen Pokphand Indonesia Tbk PT	235,900	48,657
Ciputra Development Tbk PT	352,400	33,436
Gudang Garam Tbk PT	34,300	116,027
Harum Energy Tbk PT	325,300	26,961
Indocement Tunggal Prakarsa Tbk PT	187,100	292,947
Indofood CBP Sukses Makmur Tbk PT	127,800	119,580
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,112,000	47,124
Jasa Marga Persero Tbk PT	120,800	49,607
Kalbe Farma Tbk PT	627,531	78,838
Media Nusantara Citra Tbk PT	201,600	29,335
Pembangunan Perumahan Persero Tbk PT	67,264	17,507
Perusahaan Gas Negara Persero Tbk PT	850,455	275,246
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	292,643	34,132
Semen Indonesia Persero Tbk PT	206,400	185,772
Summarecon Agung Tbk PT	345,600	42,382
Surya Citra Media Tbk PT	348,100	75,064
Surya Semesta Internusa Tbk PT	336,363	24,346
Tambang Batubara Bukit Asam Persero Tbk PT	100,705	63,448
Telekomunikasi Indonesia Persero Tbk PT	3,563,000	783,018
Tower Bersama Infrastructure Tbk PT*	45,600	31,551
Unilever Indonesia Tbk PT	166,100	492,102
Vale Indonesia Tbk PT	59,800	12,155
Waskita Karya Persero Tbk PT	163,556	18,646

Total Indonesia		4,603,269

Malaysia - 2.6%
Berjaya Sports Toto Bhd	96,500	83,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

June 30, 2015

Investments	Shares	Value
British American Tobacco Malaysia Bhd	16,600	$272,780
Dayang Enterprise Holdings Bhd	116,900	69,712
Dialog Group Bhd	90,144	37,988
Hartalega Holdings Bhd	21,200	47,817
Mah Sing Group Bhd	89,600	39,184
Petronas Gas Bhd	66,300	373,585
Westports Holdings Bhd	179,000	200,681

Total Malaysia		1,125,638

Mexico - 2.6%
Controladora Comercial Mexicana S.A.B. de C.V.(a)	18,267	57,523
Grupo Mexico S.A.B. de C.V. Series B	223,784	675,745
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	166,589	360,132
TV Azteca S.A.B. de C.V. Series CPO	98,817	23,680

Total Mexico		1,117,080

Philippines - 2.4%
Aboitiz Power Corp.	364,200	367,512
D&L Industries, Inc.	44,700	19,252
DMCI Holdings, Inc.	510,440	149,430
Energy Development Corp.	243,800	40,444
International Container Terminal Services, Inc.	11,100	27,128
Jollibee Foods Corp.	11,320	49,533
Security Bank Corp.	3,190	11,426
Semirara Mining and Power Co.	48,030	151,791
Universal Robina Corp.	52,200	224,591

Total Philippines		1,041,107

Poland - 0.8%
CCC S.A.	366	16,933
Eurocash S.A.	1,281	12,722
KGHM Polska Miedz S.A.	10,360	293,509

Total Poland		323,164

Russia - 5.2%
Magnit PJSC GDR Reg S	8,408	467,989
MegaFon PJSC GDR Reg S	42,482	590,500
NovaTek OAO GDR Reg S	9,612	978,502
PhosAgro OAO GDR Reg S	15,894	203,443

Total Russia		2,240,434

South Africa - 17.9%
Aspen Pharmacare Holdings Ltd.*	2,445	72,518
AVI Ltd.	24,249	162,922
Capitec Bank Holdings Ltd.	3,741	149,470
Clicks Group Ltd.	13,526	100,294
Exxaro Resources Ltd.(a)	23,528	168,487
Famous Brands Ltd.	2,594	24,577
Foschini Group Ltd. (The)	13,779	180,500
Life Healthcare Group Holdings Ltd.	36,408	112,574
Massmart Holdings Ltd.	8,464	104,251
Mr. Price Group Ltd.	6,816	140,669
MTN Group Ltd.	104,684	1,972,892
Naspers Ltd. Class N	1,789	279,307
Oceana Group Ltd.	5,621	44,921
Pick n Pay Stores Ltd.	9,628	45,611
Pioneer Foods Ltd.	6,255	95,337
PPC Ltd.(a)	51,236	74,504
Reunert Ltd.	15,761	86,091
RMB Holdings Ltd.	70,358	385,186
Sasol Ltd.	31,007	1,149,566
Shoprite Holdings Ltd.	17,137	244,960
SPAR Group Ltd. (The)	11,946	186,664
Tiger Brands Ltd.	4,439	103,677
Truworths International Ltd.	26,560	187,530
Vodacom Group Ltd.	114,747	1,311,232
Woolworths Holdings Ltd.	34,924	283,702

Total South Africa		7,667,442

South Korea - 2.9%
Amorepacific Corp.	222	83,192
Grand Korea Leisure Co., Ltd.	2,385	66,496
Hanssem Co., Ltd.	146	36,780
Hyundai Glovis Co., Ltd.	91	16,479
Kangwon Land, Inc.	5,768	191,327
Korea Zinc Co., Ltd.	347	169,541
LG Chem Ltd.	1,487	371,267
LG Household & Health Care Ltd.	191	132,533
NAVER Corp.	21	11,936
Partron Co., Ltd.	1,828	13,881
S-1 Corp.	808	56,863
SK C&C Co., Ltd.	417	103,367

Total South Korea		1,253,662

Taiwan - 17.3%
Advanced Semiconductor Engineering, Inc.(a)	327,000	443,002
Advantech Co., Ltd.	19,000	130,548
Catcher Technology Co., Ltd.	17,000	212,676
Cathay Real Estate Development Co., Ltd.	109,000	60,233
Chicony Electronics Co., Ltd.	49,000	131,494
China Steel Chemical Corp.	19,000	85,595
Chong Hong Construction Co., Ltd.	34,000	77,136
Delta Electronics, Inc.	91,000	465,994
Eclat Textile Co., Ltd.	8,000	131,196
Elan Microelectronics Corp.	31,000	43,203
Formosa International Hotels Corp.	3,000	25,280
Giant Manufacturing Co., Ltd.	13,000	109,968
Kinsus Interconnect Technology Corp.	18,916	51,866
Largan Precision Co., Ltd.	2,000	228,492
Makalot Industrial Co., Ltd.	13,000	111,864
MediaTek, Inc.	69,000	943,720
Merida Industry Co., Ltd.	12,000	77,784
Novatek Microelectronics Corp.	30,000	144,873
President Chain Store Corp.	30,000	210,990
Radiant Opto-Electronics Corp.	39,000	144,728
Richtek Technology Corp.	14,000	82,354
Ruentex Development Co., Ltd.	122,000	192,957
Ruentex Industries Ltd.	87,000	199,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

June 30, 2015

Investments	Shares	Value
Siliconware Precision Industries Co., Ltd.	176,000	$269,523
Taiwan Semiconductor Manufacturing Co., Ltd.	561,291	2,555,912
TSRC Corp.	56,000	52,816
Yulon Nissan Motor Co., Ltd.	23,000	233,321

Total Taiwan		7,416,595

Thailand - 11.0%
Advanced Info Service PCL NVDR	189,016	1,343,099
Bangkok Dusit Medical Services PCL NVDR	288,200	168,096
BEC World PCL NVDR	68,700	76,276
Big C Supercenter PCL NVDR	12,466	71,233
Bumrungrad Hospital PCL NVDR	25,762	142,633
Central Pattana PCL NVDR	72,316	101,701
Charoen Pokphand Foods PCL NVDR	105,074	74,663
CP ALL PCL NVDR	239,817	328,390
Delta Electronics Thailand PCL NVDR	73,600	197,208
Dynasty Ceramic PCL NVDR	540,620	58,903
Intouch Holdings PCL NVDR	245,442	566,815
Jasmine International PCL NVDR	393,300	61,716
LPN Development PCL NVDR	91,900	47,888
Minor International PCL NVDR	103,710	92,117
Robinson Department Store PCL NVDR	31,300	41,470
Samart Corp. PCL NVDR	36,800	30,780
Siam Cement PCL (The) NVDR	42,074	647,762
Siam City Cement PCL NVDR	10,420	114,765
Sriracha Construction PCL NVDR	53,700	42,133
STP & I PCL NVDR	59,510	30,129
Supalai PCL NVDR	2,900	1,614
Thai Union Frozen Products PCL NVDR	180,900	116,760
Total Access Communication PCL NVDR	126,700	312,291
VGI Global Media PCL NVDR	257,480	38,116

Total Thailand		4,706,558

Turkey - 3.0%
Akcansa Cimento AS	12,956	77,378
Aselsan Elektronik Sanayi ve Ticaret AS	4,566	23,691
BIM Birlesik Magazalar AS	2,639	47,283
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	18,057	59,449
Coca-Cola Icecek AS	2,936	48,878
Koza Altin Isletmeleri AS	10,746	113,717
Tofas Turk Otomobil Fabrikasi AS	31,768	217,004
Turk Telekomunikasyon AS	189,689	499,182
Turk Traktor ve Ziraat Makineleri AS	4,813	123,963
Ulker Biskuvi Sanayi AS	11,226	78,360

Total Turkey		1,288,905

TOTAL COMMON STOCKS (Cost: $42,273,449)		41,366,949

RIGHTS - 0.0%

Indonesia - 0.0%
Waskita Karya Persero Tbk PT, expiring 7/3/15* (Cost $0)	60,273	185

WARRANTS - 0.0%

Malaysia - 0.0%
Mah Sing Group Bhd, expiring 2/21/20*	5,805	285

Thailand - 0.0%
Jasmine International PCL, expiring 7/5/20*	192,794	5,708

TOTAL WARRANTS (Cost: $0)		5,993

EXCHANGE-TRADED NOTE - 3.2%

United States - 3.2%
iPath MSCI India Index ETN* (Cost: $1,220,805)	19,636	1,381,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $779,553)(c)	779,553	779,553

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $44,273,807)		43,533,680
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.4)%		(612,709)

NET ASSETS - 100.0%		$42,920,971

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $883,148 and the total market value of the collateral held by the Fund was $924,553. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $145,000. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

June 30, 2015

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 98.7%

Brazil - 8.3%
AES Tiete S.A.	362,465	$1,936,943
Alupar Investimento S.A.	901,740	4,827,433
Banco do Brasil S.A.	2,909,777	22,743,171
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,210,092	4,565,503
CCR S.A.	2,571,353	12,341,898
Centrais Eletricas Brasileiras S.A.*	1,962,052	3,713,902
CETIP S.A. - Mercados Organizados	362,469	3,976,611
Cia de Saneamento Basico do Estado de Sao Paulo	946,365	5,026,726
Cia Energetica de Minas Gerais	661,261	2,533,159
Cia Siderurgica Nacional S.A.	3,335,293	5,550,948
CPFL Energia S.A.	1,159,256	7,183,775
EcoRodovias Infraestrutura e Logistica S.A.	2,031,754	5,068,920
EDP - Energias do Brasil S.A.	666,684	2,470,233
Even Construtora e Incorporadora S.A.	958,345	1,018,072
Ez Tec Empreendimentos e Participacoes S.A.	378,029	1,762,123
Fleury S.A.	501,364	2,955,181
Gafisa S.A.*	2,508,181	1,929,743
Grendene S.A.	461,232	2,484,037
Iochpe-Maxion S.A.	249,067	1,010,251
Light S.A.	694,956	3,787,537
Mahle-Metal Leve S.A.	424,480	2,924,244
MRV Engenharia e Participacoes S.A.	822,737	2,068,496
Multiplus S.A.	199,176	2,404,423
Natura Cosmeticos S.A.	369,255	3,273,655
Porto Seguro S.A.	689,740	9,192,389
Souza Cruz S.A.	2,486,670	19,556,190
Tecnisa S.A.	1,362,628	1,412,459
TPI - Triunfo Participacoes e Investimentos S.A.	731,145	941,469
Transmissora Alianca de Energia Eletrica S.A.	1,360,698	9,014,668
Vale S.A.	6,716,055	39,543,087

Total Brazil		187,217,246

Chile - 1.5%
AES Gener S.A.	16,280,340	9,270,321
Banco de Chile	84,768,742	9,287,674
Banco Santander Chile	147,872,624	7,470,743
CAP S.A.	256,317	878,411
Empresa Nacional de Telecomunicaciones S.A.	116,646	1,290,889
Inversiones Aguas Metropolitanas S.A.	1,550,853	2,354,688
Salfacorp S.A.	1,395,944	938,589
Sociedad Matriz SAAM S.A.	35,905,227	2,864,985

Total Chile		34,356,300

China - 22.9%
Agricultural Bank of China Ltd. Class H	39,459,000	21,224,504
Anhui Expressway Co., Ltd. Class H	1,341,057	1,427,107
Bank of China Ltd. Class H	109,270,084	71,037,429
Bank of Communications Co., Ltd. Class H	39,969,287	41,657,498
Beijing Capital Land Ltd. Class H	5,136,000	3,948,450
China Communications Construction Co., Ltd. Class H	5,175,585	7,744,134
China Communications Services Corp., Ltd. Class H	11,890,000	6,012,061
China Construction Bank Corp. Class H	124,078,054	113,314,022
China Everbright Bank Co., Ltd. Class H	8,593,000	5,154,104
China Machinery Engineering Corp. Class H	7,177,000	7,739,353
China Merchants Bank Co., Ltd. Class H	5,478,932	15,972,017
China Petroleum & Chemical Corp. Class H	35,153,799	30,335,685
China Shenhua Energy Co., Ltd. Class H	5,309,000	12,107,387
Chongqing Machinery & Electric Co., Ltd. Class H	10,510,000	2,209,763
Chongqing Rural Commercial Bank Co., Ltd. Class H	11,177,991	8,953,870
Datang International Power Generation Co., Ltd. Class H	3,602,350	1,844,726
Huadian Power International Corp., Ltd. Class H	2,334,000	2,586,125
Huaneng Power International, Inc. Class H	6,162,000	8,584,221
Huishang Bank Corp., Ltd. Class H	14,619,000	7,599,380
Industrial & Commercial Bank of China Ltd. Class H	108,485,823	86,200,369
Jiangsu Expressway Co., Ltd. Class H	952,527	1,250,779
Jiangxi Copper Co., Ltd. Class H	2,190,000	3,655,391
PetroChina Co., Ltd. Class H	27,055,144	30,187,099
Shenzhen Expressway Co., Ltd. Class H	1,294,000	1,031,521
Sinopec Engineering Group Co., Ltd. Class H	2,438,000	2,257,946
Weiqiao Textile Co. Class H	3,050,500	2,152,354
Xinhua Winshare Publishing and Media Co., Ltd. Class H	1,884,000	2,260,056
Zhejiang Expressway Co., Ltd. Class H	7,480,398	10,382,272
Zijin Mining Group Co., Ltd. Class H(a)	10,264,000	3,614,388
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	2,975,800	1,930,755

Total China		514,374,766

Czech Republic - 1.5%
CEZ AS	1,094,307	25,405,832
Komercni Banka AS	39,678	8,794,988

Total Czech Republic		34,200,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2015

Investments	Shares	Value
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	172,031	$8,803,508

Indonesia - 1.2%
Bank Bukopin Tbk PT	16,905,500	836,874
Indo Tambangraya Megah Tbk PT	1,487,800	1,433,957
Indocement Tunggal Prakarsa Tbk PT	4,933,800	7,724,963
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	42,533,500	1,802,470
Matahari Putra Prima Tbk PT	11,372,100	2,516,234
Perusahaan Gas Negara Persero Tbk PT	28,303,308	9,160,231
Surya Semesta Internusa Tbk PT	13,902,600	1,006,264
Tambang Batubara Bukit Asam Persero Tbk PT	2,781,126	1,752,219

Total Indonesia		26,233,212

Malaysia - 5.5%
Berjaya Sports Toto Bhd	2,205,000	1,916,883
Boustead Holdings Bhd	590,467	649,467
British American Tobacco Malaysia Bhd	420,497	6,909,837
Carlsberg Brewery Malaysia Bhd	101,736	337,053
DiGi.Com Bhd	10,406,547	14,783,751
Felda Global Ventures Holdings Bhd	7,866,700	3,398,548
Gas Malaysia Bhd	333,433	221,817
HAP Seng Consolidated Bhd	4,388,065	6,047,691
IOI Corp. Bhd	9,012,787	9,698,361
JCY International Bhd	5,695,800	1,064,283
Lafarge Malaysia Bhd	1,505,727	3,376,213
Malayan Banking Bhd	10,658,565	25,820,112
Maxis Bhd	14,377,484	24,273,674
Mudajaya Group Bhd	1,575,400	572,037
Telekom Malaysia Bhd	4,611,550	7,993,516
Tropicana Corp. Bhd*	1,145,804	306,722
YTL Corp. Bhd	24,172,700	9,930,476
YTL Power International Bhd	14,111,800	5,984,331

Total Malaysia		123,284,772

Mexico - 1.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	893,363	4,405,139
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	674,844	4,632,963
Infraestructura Energetica Nova S.A.B. de C.V.(a)	1,414,879	7,019,096
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	4,374,992	9,457,844
Megacable Holdings S.A.B. de C.V. Series CPO	707,220	2,973,897

Total Mexico		28,488,939

Philippines - 1.1%
Philippine Long Distance Telephone Co.	397,004	24,741,212

Poland - 3.4%
Asseco Poland S.A.	137,349	2,114,888
Bank Pekao S.A.	293,888	14,061,832
Energa S.A.	568,344	3,436,449
KGHM Polska Miedz S.A.	240,727	6,820,033
Lubelski Wegiel Bogdanka S.A.	73,956	1,019,601
Orange Polska S.A.(a)	2,301,436	4,993,411
PGE Polska Grupa Energetyczna S.A.	3,270,738	16,036,696
Powszechny Zaklad Ubezpieczen S.A.	185,575	21,348,354
Synthos S.A.*(a)	2,466,564	3,049,675
Tauron Polska Energia S.A.	2,564,247	2,986,360

Total Poland		75,867,299

Russia - 18.1%
Gazprom OAO ADR	19,405,116	99,936,348
LSR Group PJSC GDR Reg S	893,855	1,805,587
Lukoil OAO ADR	1,622,185	71,384,251
MegaFon PJSC GDR Reg S	1,171,578	16,284,934
MMC Norilsk Nickel PJSC ADR	3,370,374	56,858,209
Mobile Telesystems OJSC ADR	2,961,202	28,960,556
Rosneft OAO GDR Reg S	18,716,753	77,113,022
Sberbank of Russia ADR	4,320,595	22,553,506
Sistema JSFC GDR Reg S	2,117,768	18,742,247
Tatneft OAO ADR	381,455	12,198,931

Total Russia		405,837,591

South Africa - 10.8%
African Rainbow Minerals Ltd.	289,590	1,973,824
Assore Ltd.(a)	208,477	1,777,708
AVI Ltd.	619,782	4,164,134
Barclays Africa Group Ltd.	666,324	10,045,022
Coronation Fund Managers Ltd.	354,769	2,408,726
Exxaro Resources Ltd.(a)	525,352	3,762,114
FirstRand Ltd.	4,784,737	21,018,902
Foschini Group Ltd. (The)	349,971	4,584,490
Imperial Holdings Ltd.	322,278	4,925,342
JSE Ltd.	108,420	1,147,732
Kumba Iron Ore Ltd.(a)	1,302,787	16,203,063
Liberty Holdings Ltd.	187,458	2,242,036
MMI Holdings Ltd.	1,503,434	3,734,509
MTN Group Ltd.	2,653,821	50,014,340
Nampak Ltd.	749,473	2,086,441
Nedbank Group Ltd.(a)	541,976	10,796,877
Oceana Group Ltd.	239,981	1,917,831
Resilient Property Income Fund Ltd.	277,654	2,206,317
RMB Holdings Ltd.	1,186,186	6,493,960
Sasol Ltd.	740,057	27,437,182
Sibanye Gold Ltd.	1,070,893	1,722,216
SPAR Group Ltd. (The)	228,862	3,576,113
Standard Bank Group Ltd.	1,499,537	19,787,921
Truworths International Ltd.(a)	531,918	3,755,669
Vodacom Group Ltd.(a)	2,922,280	33,393,358

Total South Africa		241,175,827

South Korea - 0.2%
Hite Jinro Co., Ltd.(a)	68,305	1,386,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2015

Investments	Shares	Value
Macquarie Korea Infrastructure Fund	263,953	$1,904,901
Moorim P&P Co., Ltd.	201,784	944,294

Total South Korea		4,236,176

Taiwan - 13.0%
Achem Technology Corp.	1,353,000	756,429
ALI Corp.(a)	1,362,000	708,490
Asia Cement Corp.(a)	5,389,158	6,375,221
ASROCK, Inc.	387,000	708,665
Asustek Computer, Inc.(a)	1,385,000	13,488,875
Capital Securities Corp.	5,823,121	1,885,397
Cathay Real Estate Development Co., Ltd.	2,991,000	1,652,807
Cheng Loong Corp.	4,071,000	1,616,288
Cheng Shin Rubber Industry Co., Ltd.(a)	4,681,000	10,361,934
Chicony Electronics Co., Ltd.	1,494,046	4,009,367
Chin-Poon Industrial Co., Ltd.(a)	874,000	1,331,345
China Development Financial Holding Corp.	12,611,000	4,782,080
China Steel Chemical Corp.(a)	772,000	3,477,872
China Synthetic Rubber Corp.	1,799,043	1,886,242
Chong Hong Construction Co., Ltd.(a)	451,000	1,023,189
Chung-Hsin Electric & Machinery Manufacturing Corp.	368,750	213,330
Clevo Co.(a)	1,493,000	1,744,402
Cyberlink Corp.	532,571	1,408,475
Eastern Media International Corp.(a)	1,966,000	402,063
Elan Microelectronics Corp.(a)	772,000	1,075,888
Elite Material Co., Ltd.	841,678	1,639,464
Elitegroup Computer Systems Co., Ltd.	3,343,000	3,402,103
Eternal Materials Co., Ltd.	122,820	129,967
Everlight Electronics Co., Ltd.(a)	273,000	523,800
Far Eastern Department Stores Ltd.	2,522,000	1,573,466
Far Eastern New Century Corp.	7,928,042	8,402,242
Far EasTone Telecommunications Co., Ltd.	5,991,000	14,485,038
Faraday Technology Corp.	1,203,000	1,479,650
Feng Hsin Iron & Steel Co.	260,000	334,538
Flytech Technology Co., Ltd.	186,833	744,801
Formosa Chemicals & Fibre Corp.	6,547,303	15,745,187
Formosan Rubber Group, Inc.	1,575,000	1,482,887
GeoVision, Inc.(a)	260,000	784,521
Getac Technology Corp.	2,385,000	1,866,754
Grape King Bio Ltd.	260,000	1,660,050
Holtek Semiconductor, Inc.	260,000	415,855
Hua Nan Financial Holdings Co., Ltd.	7,952,000	4,574,633
Huaku Development Co., Ltd.	520,726	1,130,747
IEI Integration Corp.(a)	870,000	1,522,630
Inventec Corp.	8,957,000	6,197,863
Jentech Precision Industrial Co., Ltd.(a)	260,000	458,410
KEE TAI Properties Co., Ltd.(a)	2,821,000	1,659,439
King Yuan Electronics Co., Ltd.	2,176,000	1,900,637
Lextar Electronics Corp.(a)	869,000	564,697
Lite-On Technology Corp.	4,132,204	4,848,103
Lumax International Corp., Ltd.	232,000	412,802
Makalot Industrial Co., Ltd.	376,949	3,243,610
Mega Financial Holding Co., Ltd.	10,529,071	9,486,726
Micro-Star International Co., Ltd.	1,380,000	1,395,453
Novatek Microelectronics Corp.	772,000	3,728,079
OptoTech Corp.	498,000	190,455
Pegatron Corp.	3,574,000	10,459,810
Quanta Computer, Inc.(a)	7,023,990	16,618,363
Radiant Opto-Electronics Corp.(a)	940,170	3,488,939
Realtek Semiconductor Corp.(a)	567,000	1,453,587
Rechi Precision Co., Ltd.	259,993	249,422
Richtek Technology Corp.(a)	260,000	1,529,437
Ruentex Development Co., Ltd.	1,926,000	3,046,194
Ruentex Industries Ltd.(a)	2,312,000	5,290,223
Sercomm Corp.	341,000	687,426
Shin Zu Shing Co., Ltd.	332,000	1,007,153
Siliconware Precision Industries Co., Ltd.(a)	4,144,724	6,347,152
Sonix Technology Co., Ltd.	364,000	498,436
Sunspring Metal Corp.	635,000	1,029,023
Syncmold Enterprise Corp.	774,324	1,420,433
Synnex Technology International Corp.	4,093,786	6,070,126
Taiflex Scientific Co., Ltd.(a)	626,254	870,742
Taiwan Cement Corp.	6,093,485	7,692,273
Taiwan Cogeneration Corp.	1,809,000	1,571,285
Taiwan Fertilizer Co., Ltd.	2,077,000	3,433,113
Taiwan Mobile Co., Ltd.(a)	6,872,253	22,941,291
Taiwan Secom Co., Ltd.	261,538	786,619
Taiwan Surface Mounting Technology Co., Ltd.	772,000	903,246
Test Rite International Co., Ltd.	2,414,000	1,658,649
Tong Hsing Electronic Industries Ltd.(a)	325,000	917,451
Topco Scientific Co., Ltd.	260,241	489,199
Transcend Information, Inc.	1,022,000	3,759,484
Tripod Technology Corp.	893,000	1,591,826
TSRC Corp.	1,561,584	1,472,787
Tung Ho Steel Enterprise Corp.	462,000	337,652
TXC Corp.(a)	819,000	1,057,776
U-Ming Marine Transport Corp.(a)	1,339,048	1,818,409
United Integrated Services Co., Ltd.	530,853	573,788
Vivotek, Inc.(a)	260,000	656,436
Wah Lee Industrial Corp.	260,000	446,612
Wistron Corp.(a)	3,845,448	2,916,381
Wistron NeWeb Corp.	545,785	1,549,556
WPG Holdings Ltd.(a)	3,646,000	4,567,175
WT Microelectronics Co., Ltd.	283,519	427,284
YC INOX Co., Ltd.	1,503,000	1,132,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2015

Investments	Shares	Value
Yuanta Financial Holding Co., Ltd.	8,932,000	$4,834,446
Yulon Nissan Motor Co., Ltd.(a)	632,000	6,411,253
Zinwell Corp.(a)	1,557,000	1,670,314

Total Taiwan		290,576,303

Thailand - 6.8%
Advanced Info Service PCL	4,831,661	34,332,538
Bangchak Petroleum PCL (The)	2,109,821	2,186,311
Bangkok Expressway PCL NVDR	1,332,100	1,557,873
Banpu PCL NVDR	3,321,380	2,507,592
BEC World PCL NVDR	2,996,200	3,326,598
BTS Group Holdings PCL NVDR	14,185,743	4,200,010
Delta Electronics Thailand PCL NVDR	2,190,583	5,869,573
Dynasty Ceramic PCL NVDR	13,814,880	1,505,196
Electricity Generating PCL	601,800	2,735,009
Hana Microelectronics PCL NVDR(a)	476,000	570,769
Intouch Holdings PCL NVDR	5,577,559	12,880,626
Kiatnakin Bank PCL	1,456,824	1,520,423
Land & Houses PCL NVDR(a)	13,408,553	3,513,366
LPN Development PCL NVDR(a)	1,356,500	706,856
Major Cineplex Group PCL NVDR	1,874,300	1,872,885
MK Restaurants Group PCL NVDR(a)	1,288,900	2,146,545
Nok Airlines PCL NVDR*(a)	2,508,700	739,043
PTT Global Chemical PCL NVDR	6,763,934	13,868,112
PTT PCL NVDR	3,298,294	35,057,587
Ratchaburi Electricity Generating Holding PCL	2,234,296	3,787,167
Sansiri PCL NVDR	5,021,379	266,118
Siamgas & Petrochemicals PCL NVDR(a)	2,448,600	797,460
Sri Trang Agro-Industry PCL NVDR	3,584,000	1,358,239
Sriracha Construction PCL NVDR	1,046,200	820,841
Srithai Superware PCL Class C NVDR	5,346,700	392,587
SVI PCL NVDR	6,204,600	856,048
Thai Factory Development PCL NVDR*	1,550,600	183,636
Thai Vegetable Oil PCL NVDR	2,819,770	1,878,427
Thanachart Capital PCL NVDR	1,873,900	1,844,745
TICON Industrial Connection PCL NVDR	948,800	393,279
Tisco Financial Group PCL	1,020,089	1,389,294
Total Access Communication PCL NVDR(a)	2,351,624	5,796,293
TTW PCL NVDR(a)	7,291,777	2,439,552

Total Thailand		153,300,598

Turkey - 2.7%
Akcansa Cimento AS(a)	266,406	1,591,077
Aksa Akrilik Kimya Sanayii AS	532,007	2,174,497
Anadolu Cam Sanayii AS*(a)	766,695	569,512
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C(a)	110,294	776,051
Arcelik AS	659,295	3,580,718
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(a)	542,872	1,787,283
Cimsa Cimento Sanayi ve Ticaret AS	407,302	2,333,739
Dogus Otomotiv Servis ve Ticaret AS	545,809	3,198,657
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	3,860,223	3,976,937
Eregli Demir ve Celik Fabrikalari TAS(a)	5,618,382	9,101,821
Goodyear Lastikleri TAS	25,844	596,177
Gubre Fabrikalari TAS	781,957	2,072,376
Koza Altin Isletmeleri AS(a)	240,026	2,540,029
Otokar Otomotiv ve Savunma Sanayi AS	67,268	2,134,296
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	881,134	1,230,101
Saf Gayrimenkul Yatirim Ortakligi AS	2,614,971	1,054,188
Teknosa Ic Ve Dis Ticaret AS(a)	332,359	950,306
Tofas Turk Otomobil Fabrikasi AS	847,358	5,788,224
Turk Telekomunikasyon AS	4,524,518	11,906,626
Turk Traktor ve Ziraat Makineleri AS	96,393	2,482,686

Total Turkey		59,845,301

TOTAL COMMON STOCKS (Cost: $2,460,841,557)		2,212,539,870

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global Equity Income Fund(a)(b) (Cost: $1,810,258)	38,689	1,680,263

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $49,394,479)(d)	49,394,479	49,394,479

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $2,512,046,294)		2,263,614,612
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.0)%		(22,589,738)

NET ASSETS - 100.0%		$2,241,024,874

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2015

(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $85,346,982 and the total market value of the collateral held by the Fund was $90,559,792. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,165,313. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.5%

Brazil - 8.6%
Ambev S.A.	5,582	$34,321
B2W Cia Digital*	119	781
Banco Bradesco S.A.	1,061	9,557
Banco Santander Brasil S.A.	645	3,513
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	2,561	9,662
BR Malls Participacoes S.A.	895	4,195
BRF S.A.	767	16,217
CCR S.A.	1,315	6,312
CETIP S.A. - Mercados Organizados	335	3,675
Cia Siderurgica Nacional S.A.	1,221	2,032
Cielo S.A.	774	10,918
Cosan Logistica S.A.	1,379	1,034
Cosan S.A. Industria e Comercio	216	1,749
CPFL Energia S.A.	816	5,057
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	326	1,039
Duratex S.A.	598	1,397
EcoRodovias Infraestrutura e Logistica S.A.	479	1,195
EDP - Energias do Brasil S.A.	382	1,415
Embraer S.A.	911	6,939
Equatorial Energia S.A.	263	2,978
Estacio Participacoes S.A.	410	2,376
Hypermarcas S.A.*	504	3,672
Itau Unibanco Holding S.A.	360	3,849
Itausa - Investimentos Itau S.A.	794	2,290
JBS S.A.	839	4,419
Klabin S.A.	933	5,734
Kroton Educacional S.A.	1,891	7,238
Localiza Rent a Car S.A.	163	1,610
Lojas Renner S.A.	191	6,948
M. Dias Branco S.A.	147	3,880
Multiplan Empreendimentos Imobiliarios S.A.	119	1,837
Odontoprev S.A.	551	1,912
Porto Seguro S.A.	119	1,586
Raia Drogasil S.A.	263	3,393
Souza Cruz S.A.	504	3,964
Sul America S.A.	360	1,758
Tim Participacoes S.A.	1,533	5,053
TOTVS S.A.	169	2,122
Tractebel Energia S.A.	288	3,170
Ultrapar Participacoes S.A.	670	14,170
WEG S.A.	911	5,587

Total Brazil		210,554

Chile - 1.8%
Aguas Andinas S.A. Class A	4,572	2,601
AntarChile S.A.	122	1,355
Banco de Credito e Inversiones	16	703
Banco Santander Chile	56,167	2,838
Cencosud S.A.	1,250	3,007
Cia Cervecerias Unidas S.A.	213	2,260
Colbun S.A.	10,863	3,091
Corpbanca S.A.	169,909	1,875
Empresa Nacional de Electricidad S.A.	3,081	4,265
Empresa Nacional de Telecomunicaciones S.A.	114	1,262
Empresas CMPC S.A.	1,256	3,416
Empresas COPEC S.A.	434	4,607
Enersis S.A.	17,264	5,486
S.A.C.I. Falabella	871	6,083
SONDA S.A.	357	745

Total Chile		43,594

China - 22.2%
21Vianet Group, Inc. ADR*	88	1,806
58.com, Inc. ADR*	18	1,153
AAC Technologies Holdings, Inc.	1,000	5,650
ANTA Sports Products Ltd.	1,000	2,425
Baidu, Inc. ADR*	327	65,099
Belle International Holdings Ltd.	8,000	9,215
Bitauto Holdings Ltd. ADR*	16	817
Byd Co., Ltd. Class H	1,000	6,005
China Conch Venture Holdings Ltd.	1,400	3,214
China Huishan Dairy Holdings Co., Ltd.	10,000	2,283
China Minsheng Banking Corp., Ltd. Class H	11,500	15,071
China Modern Dairy Holdings Ltd.	3,000	1,080
Country Garden Holdings Co., Ltd.	12,000	5,278
Ctrip.com International Ltd. ADR*	233	16,920
Evergrande Real Estate Group Ltd.	13,000	7,764
GCL-Poly Energy Holdings Ltd.*	9,000	2,078
Geely Automobile Holdings Ltd.	15,000	8,010
GOME Electrical Appliances Holding Ltd.	22,000	4,853
Great Wall Motor Co., Ltd. Class H	1,500	7,352
Guangzhou R&F Properties Co., Ltd. Class H*	1,600	1,963
Haier Electronics Group Co., Ltd.	2,000	5,392
Haitian International Holdings Ltd.	2,000	4,700
Hanergy Thin Film Power Group Ltd.*†	102,000	28,556
Hengan International Group Co., Ltd.	1,500	17,820
Huabao International Holdings Ltd.	1,000	602
Kingboard Chemical Holdings Ltd.	500	866
Lee & Man Paper Manufacturing Ltd.	4,000	2,549
Longfor Properties Co., Ltd.	2,000	3,184
Mindray Medical International Ltd. ADR	164	4,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2015

Investments	Shares	Value
NetEase, Inc. ADR	86	$12,458
New Oriental Education & Technology Group, Inc. ADR*	222	5,443
Nine Dragons Paper Holdings Ltd.	2,000	1,749
Ping An Insurance Group Co. of China Ltd. Class H	4,000	54,021
Qihoo 360 Technology Co., Ltd. ADR*	90	6,092
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,987
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	500	1,854
Shenzhou International Group Holdings Ltd.	2,000	9,726
Shimao Property Holdings Ltd.	2,000	3,947
Sihuan Pharmaceutical Holdings Group Ltd.†	46,000	26,167
SINA Corp.*	85	4,553
SOHO China Ltd.	2,000	1,303
Sohu.com, Inc.*	29	1,714
Sunac China Holdings Ltd.	3,000	3,285
TAL Education Group ADR*	71	2,506
Tencent Holdings Ltd.	6,600	131,701
Uni-President China Holdings Ltd.	3,000	2,767
Vipshop Holdings Ltd. ADR*	470	10,458
Want Want China Holdings Ltd.	8,000	8,462
WuXi PharmaTech Cayman, Inc. ADR*	108	4,564
Xinyi Glass Holdings Ltd.	4,000	2,126
Yingde Gases Group Co., Ltd.	2,500	1,722
Youku Tudou, Inc. ADR*	145	3,557
YY, Inc. ADR*	32	2,225
ZTE Corp. Class H	560	1,424

Total China		543,190

Czech Republic - 0.2%
Komercni Banka AS	20	4,433

Hong Kong - 0.2%
Alibaba Pictures Group Ltd.*	10,000	3,883

Hungary - 0.2%
OTP Bank PLC	309	6,115

India - 8.6%
Adani Enterprises Ltd.	176	251
Adani Ports & Special Economic Zone Ltd.	596	2,882
Adani Power Ltd.*	327	150
Adani Transmissions Ltd.*†	176	130
Ambuja Cements Ltd.	248	895
Asian Paints Ltd.	143	1,696
Aurobindo Pharma Ltd.	55	1,254
Bajaj Auto Ltd.	58	2,315
Bharat Forge Ltd.	11	184
Bharti Airtel Ltd.	1,263	8,331
Cairn India Ltd.	1,116	3,182
Cipla Ltd.	153	1,479
Dabur India Ltd.	221	972
DLF Ltd.	1,058	1,942
Dr. Reddy’s Laboratories Ltd.	58	3,242
Glenmark Pharmaceuticals Ltd.	67	1,046
HCL Technologies Ltd.	285	4,116
Hero MotoCorp Ltd.	69	2,734
Hindalco Industries Ltd.	927	1,629
Hindustan Unilever Ltd.	482	6,939
ICICI Bank Ltd. ADR	1,520	15,838
Idea Cellular Ltd.	808	2,235
Infosys Ltd. ADR	1,196	18,957
ITC Ltd.	1,950	9,651
Jindal Steel & Power Ltd.	912	1,227
JSW Steel Ltd.	115	1,575
Kotak Mahindra Bank Ltd.	480	10,446
Larsen & Toubro Ltd. GDR Reg S	377	10,499
Mahindra & Mahindra Ltd.	248	4,994
Motherson Sumi Systems Ltd.	117	953
Reliance Communications Ltd.*	2,741	2,673
Reliance Industries Ltd. GDR(a)	1,017	31,680
Reliance Infrastructure Ltd.	135	824
Siemens Ltd.	43	911
Sun Pharmaceutical Industries Ltd.	1,045	14,352
Tata Consultancy Services Ltd.	286	11,457
Tata Motors Ltd. ADR	240	8,273
Tata Power Co. Ltd.	763	888
Tata Steel Ltd.	306	1,464
Tech Mahindra Ltd.	203	1,523
United Spirits Ltd.*	52	2,761
UPL Ltd.	118	993
Vedanta Ltd. ADR	401	4,331
Wipro Ltd.	293	2,515
Yes Bank Ltd.	306	4,055

Total India		210,444

Indonesia - 2.6%
Astra International Tbk PT	28,300	15,018
Bank Central Asia Tbk PT	17,700	17,922
Bumi Serpong Damai Tbk PT	13,300	1,666
Charoen Pokphand Indonesia Tbk PT	14,100	2,908
Ciputra Development Tbk PT	16,000	1,518
Indocement Tunggal Prakarsa Tbk PT	1,300	2,036
Indofood CBP Sukses Makmur Tbk PT	1,600	1,497
Indofood Sukses Makmur Tbk PT	6,000	2,959
Kalbe Farma Tbk PT	33,400	4,196
Lippo Karawaci Tbk PT	27,000	2,390
Media Nusantara Citra Tbk PT	7,700	1,120
Summarecon Agung Tbk PT	19,300	2,367
Tower Bersama Infrastructure Tbk PT*	1,600	1,107
Unilever Indonesia Tbk PT	1,200	3,555
United Tractors Tbk PT	2,100	3,209

Total Indonesia		63,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2015

Investments	Shares	Value
Malaysia - 2.9%
Astro Malaysia Holdings Bhd	6,800	$5,551
British American Tobacco Malaysia Bhd	300	4,930
Dialog Group Bhd	10,200	4,298
Genting Bhd	6,400	13,672
Genting Malaysia Bhd	8,500	9,462
Hong Leong Bank Bhd	900	3,196
Hong Leong Financial Group Bhd	500	2,009
IOI Corp. Bhd	6,700	7,210
IOI Properties Group Bhd	5,000	2,452
Lafarge Malaysia Bhd	900	2,018
PPB Group Bhd	1,200	4,809
SapuraKencana Petroleum Bhd	8,900	5,567
YTL Corp. Bhd	12,900	5,299

Total Malaysia		70,473

Mexico - 4.7%
Alfa S.A.B. de C.V. Class A	1,844	3,529
Alsea S.A.B. de C.V.	263	796
America Movil S.A.B. de C.V. Series L	25,610	27,355
Arca Continental S.A.B. de C.V.	169	962
Cemex S.A.B. de C.V.*	7,193	6,606
Coca-Cola Femsa S.A.B. de C.V. Series L	363	2,887
El Puerto de Liverpool S.A.B. de C.V. Class C1	360	4,165
Fomento Economico Mexicano S.A.B. de C.V.(b)	1,124	10,027
Genomma Lab Internacional S.A.B. de C.V. Class B*	670	668
Gruma S.A.B. de C.V. Class B	18	232
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	407	2,794
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B(b)	238	3,386
Grupo Bimbo S.A.B. de C.V. Series A*	839	2,174
Grupo Elektra S.A.B. de C.V.	65	1,452
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,700	9,344
Grupo Financiero Inbursa S.A.B. de C.V. Class O(b)	1,315	2,985
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,479	2,737
Grupo Lala S.A.B. de C.V.(b)	479	1,001
Grupo Mexico S.A.B. de C.V. Series B	2,273	6,864
Grupo Televisa S.A.B. Series CPO(b)	1,437	11,183
Industrias Penoles S.A.B. de C.V.	85	1,387
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(b)	933	2,017
Mexichem S.A.B. de C.V.(b)	288	833
OHL Mexico S.A.B. de C.V.*	907	1,187
Promotora y Operadora de Infraestructura S.A.B. de C.V.*(b)	238	2,554
Wal-Mart de Mexico S.A.B. de C.V. Series V	2,561	6,240

Total Mexico		115,365

Peru - 0.1%
Volcan Cia Minera S.A.A. Class B	8,764	1,931

Philippines - 2.0%
Aboitiz Equity Ventures, Inc.	2,690	3,463
Alliance Global Group, Inc.	4,700	2,262
Ayala Corp.	260	4,555
Ayala Land, Inc.	6,200	5,129
Bank of the Philippine Islands	1,590	3,332
BDO Unibank, Inc.	1,510	3,630
DMCI Holdings, Inc.	3,800	1,112
JG Summit Holdings, Inc.	2,580	4,103
Jollibee Foods Corp.	510	2,232
LT Group, Inc.	2,900	895
Philippine Long Distance Telephone Co.	75	4,674
Puregold Price Club, Inc.	1,200	985
SM Investments Corp.	290	5,756
SM Prime Holdings, Inc.	8,000	3,545
Universal Robina Corp.	730	3,141

Total Philippines		48,814

Poland - 1.3%
Bank Handlowy w Warszawie S.A.	60	1,595
Bank Pekao S.A.	269	12,871
Bank Zachodni WBK S.A.*	62	5,626
Cyfrowy Polsat S.A.*	410	2,578
Getin Noble Bank S.A.*	7,445	2,712
mBank S.A.*	29	3,182
Orange Polska S.A.	1,657	3,595

Total Poland		32,159

Russia - 4.3%
Eurasia Drilling Co., Ltd. GDR Reg S	397	6,539
Lukoil OAO ADR	752	33,092
Magnit PJSC GDR Reg S	248	13,804
Mail.ru Group Ltd. GDR Reg S*	119	2,481
MegaFon PJSC GDR Reg S	140	1,946
MMC Norilsk Nickel PJSC ADR	630	10,628
Mobile Telesystems OJSC ADR	645	6,308
NovaTek OAO GDR Reg S	112	11,402
Novolipetsk Steel OJSC GDR Reg S	107	1,423
PhosAgro OAO GDR Reg S	149	1,907
Polymetal International PLC	249	2,030
Polyus Gold International Ltd.	650	1,802
Severstal PAO GDR Reg S	263	2,783
Sistema JSFC GDR Reg S	214	1,894
Uralkali PJSC GDR Reg S	115	1,475
VimpelCom Ltd. ADR	316	1,571
X5 Retail Group N.V. GDR Reg S*	119	1,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2015

Investments	Shares	Value
Yandex N.V. Class A*	201	$3,059

Total Russia		106,125

South Africa - 8.5%
Anglo American Platinum Ltd.*	30	678
AngloGold Ashanti Ltd.*	330	2,981
Aspen Pharmacare Holdings Ltd.*	212	6,288
Attacq Ltd.*	1,237	2,262
AVI Ltd.	153	1,028
Barclays Africa Group Ltd.	245	3,693
Barloworld Ltd.	143	1,137
Bidvest Group Ltd. (The)	238	6,042
Capitec Bank Holdings Ltd.	19	759
Coronation Fund Managers Ltd.	117	794
Discovery Ltd.	323	3,366
Exxaro Resources Ltd.(b)	243	1,740
FirstRand Ltd.	2,285	10,038
Foschini Group Ltd. (The)	181	2,371
Gold Fields Ltd.	625	2,006
Harmony Gold Mining Co., Ltd.*	303	389
Imperial Holdings Ltd.	179	2,736
Investec Ltd.	266	2,401
Life Healthcare Group Holdings Ltd.	897	2,774
Mediclinic International Ltd.	370	3,120
Mr. Price Group Ltd.	201	4,148
MTN Group Ltd.	1,061	19,996
Nampak Ltd.	361	1,005
Naspers Ltd. Class N	292	45,588
Nedbank Group Ltd.	112	2,231
Netcare Ltd.	1,358	4,283
Northam Platinum Ltd.*	176	584
Pioneer Foods Ltd.	63	960
PPC Ltd.	1,749	2,543
Rand Merchant Insurance Holdings Ltd.	768	2,687
Remgro Ltd.	324	6,832
Resilient Property Income Fund Ltd.	352	2,797
RMB Holdings Ltd.	613	3,356
Sanlam Ltd.	1,164	6,362
Sappi Ltd.*	488	1,735
Shoprite Holdings Ltd.	424	6,061
Sibanye Gold Ltd.	731	1,176
SPAR Group Ltd. (The)	63	984
Standard Bank Group Ltd.	892	11,771
Steinhoff International Holdings Ltd.	1,943	12,325
Tongaat Hulett Ltd.	162	1,735
Truworths International Ltd.	375	2,648
Vodacom Group Ltd.(b)	415	4,742
Woolworths Holdings Ltd.	541	4,395

Total South Africa		207,547

South Korea - 14.2%
Amorepacific Corp.	16	5,996
BNK Financial Group, Inc.	206	2,622
Celltrion, Inc.*	79	5,524
Cheil Worldwide, Inc.*	93	1,442
CJ CheilJedang Corp.	6	2,372
CJ Corp.	11	2,919
Coway Co., Ltd.	45	3,687
Daelim Industrial Co., Ltd.	26	1,911
Daewoo International Corp.	38	879
Dongbu Insurance Co., Ltd.	41	2,077
Doosan Corp.	15	1,466
Doosan Infracore Co., Ltd.*	91	800
E-Mart Co., Ltd.	13	2,692
GS Engineering & Construction Corp.*	55	1,321
GS Holdings Corp.	44	1,962
Halla Visteon Climate Control Corp.	27	933
Hana Financial Group, Inc.	265	6,902
Hankook Tire Co., Ltd.	42	1,581
Hanssem Co., Ltd.	20	5,038
Hanwha Chemical Corp.	78	1,308
Hanwha Corp.	58	2,454
Hotel Shilla Co., Ltd.	26	2,599
Hyosung Corp.	16	2,066
Hyundai Department Store Co., Ltd.	15	1,977
Hyundai Development Co-Engineering & Construction	55	3,264
Hyundai Engineering & Construction Co., Ltd.	59	2,171
Hyundai Glovis Co., Ltd.	7	1,268
Hyundai Heavy Industries Co., Ltd.*	37	3,682
Hyundai Mobis Co., Ltd.	55	10,453
Hyundai Motor Co.	120	14,631
Hyundai Steel Co.	63	3,824
Hyundai Wia Corp.	3	277
KB Financial Group, Inc.	299	9,891
Kia Motors Corp.	169	6,863
Kolon Industries, Inc.	14	811
Korea Investment Holdings Co., Ltd.	38	2,170
Korea Zinc Co., Ltd.	9	4,397
KT Corp.*	113	2,882
KT&G Corp.	81	6,891
LG Chem Ltd.	37	9,238
LG Corp.	106	5,873
LG Electronics, Inc.	86	3,639
LG Household & Health Care Ltd.	6	4,163
LG Uplus Corp.	205	1,812
Lotte Chemical Corp.	13	3,368
Lotte Shopping Co., Ltd.	10	2,102
LS Corp.	26	1,013
Macquarie Korea Infrastructure Fund	390	2,815
NAVER Corp.	14	7,957
NCSoft Corp.	9	1,602
OCI Co., Ltd.	16	1,291
Paradise Co., Ltd.	36	776
POSCO	49	9,840
Samsung Electro-Mechanics Co., Ltd.	37	1,695
Samsung Electronics Co., Ltd.	63	71,616
Samsung Engineering Co., Ltd.*	50	1,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2015

Investments	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	28	$7,380
Samsung Heavy Industries Co., Ltd.	141	2,155
Samsung Life Insurance Co., Ltd.	64	6,168
Samsung Securities Co., Ltd.	67	3,280
Samsung Techwin Co., Ltd.*	45	1,182
Seoul Semiconductor Co., Ltd.*	32	459
Shinhan Financial Group Co., Ltd.	360	13,410
Shinsegae Co., Ltd.	29	6,968
SK C&C Co., Ltd.	11	2,727
SK Holdings Co., Ltd.	51	9,053
SK Hynix, Inc.	293	11,111
SK Innovation Co., Ltd.*	54	5,906
SK Telecom Co., Ltd.	32	7,172
Woori Bank	344	3,022
Yuhan Corp.	6	1,469

Total South Korea		347,682

Taiwan - 12.7%
Advanced Semiconductor Engineering, Inc.	3,000	4,064
Asia Cement Corp.	2,000	2,366
AU Optronics Corp.	6,000	2,654
Catcher Technology Co., Ltd.	1,000	12,510
Cathay Financial Holding Co., Ltd.	7,000	12,228
Cheng Shin Rubber Industry Co., Ltd.	1,000	2,214
China Development Financial Holding Corp.	16,000	6,067
China Life Insurance Co., Ltd.	4,000	4,097
Compal Electronics, Inc.	5,000	3,808
CTBC Financial Holding Co., Ltd.	15,000	11,814
Delta Electronics, Inc.	1,000	5,121
E.Sun Financial Holding Co., Ltd.	9,000	6,009
Eclat Textile Co., Ltd.	1,000	16,400
Far Eastern New Century Corp.	4,000	4,239
Far EasTone Telecommunications Co., Ltd.	1,000	2,418
Formosa Chemicals & Fibre Corp.	3,000	7,215
Formosa Plastics Corp.	4,000	9,412
Foxconn Technology Co., Ltd.	1,000	3,630
Fubon Financial Holding Co., Ltd.	7,000	13,930
Hon Hai Precision Industry Co., Ltd.	7,000	22,006
Innolux Corp.	7,000	3,653
Inventec Corp.	2,000	1,384
Lite-On Technology Corp.	1,000	1,173
MediaTek, Inc.	1,000	13,677
Medigen Biotechnology Corp.*	1,000	3,163
Nan Ya Plastics Corp.	6,000	14,079
Novatek Microelectronics Corp.	1,000	4,829
Pegatron Corp.	2,000	5,853
Pou Chen Corp.	2,000	2,852
Quanta Computer, Inc.	3,000	7,098
Radiant Opto-Electronics Corp.	1,000	3,711
Ruentex Industries Ltd.	2,000	4,576
Shin Kong Financial Holding Co., Ltd.	11,000	3,358
Siliconware Precision Industries Co., Ltd.	1,000	1,531
SinoPac Financial Holdings Co., Ltd.	9,000	3,982
Taishin Financial Holding Co., Ltd.	8,000	3,332
Taiwan Cement Corp.	2,000	2,525
Taiwan Mobile Co., Ltd.	1,000	3,338
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	54,644
Uni-President Enterprises Corp.	4,000	7,091
United Microelectronics Corp.	10,000	4,230
Wistron Corp.	3,000	2,275
Yuanta Financial Holding Co., Ltd.	9,000	4,871

Total Taiwan		309,427

Thailand - 2.5%
Advanced Info Service PCL NVDR	1,500	10,659
Bangkok Dusit Medical Services PCL NVDR	4,500	2,625
Bank of Ayudhya PCL NVDR	2,600	2,560
Big C Supercenter PCL NVDR	300	1,714
BTS Group Holdings PCL NVDR	8,100	2,398
Bumrungrad Hospital PCL NVDR	500	2,768
Central Pattana PCL NVDR	2,500	3,516
Charoen Pokphand Foods PCL NVDR	4,800	3,411
CP ALL PCL NVDR	5,500	7,531
Energy Absolute PCL NVDR	2,800	1,948
Glow Energy PCL NVDR	700	1,767
Indorama Ventures PCL NVDR	2,600	2,136
Kasikornbank PCL NVDR	1,600	8,953
Minor International PCL NVDR	2,510	2,229
Thai Union Frozen Products PCL NVDR	2,700	1,743
Total Access Communication PCL NVDR	800	1,972
True Corp. PCL NVDR*	9,200	3,105

Total Thailand		61,035

Turkey - 1.9%
Akbank TAS	1,978	5,722
Arcelik AS	495	2,688
BIM Birlesik Magazalar AS	202	3,619
Enka Insaat ve Sanayi AS	1,660	3,160
Haci Omer Sabanci Holding AS	1,653	6,232
KOC Holding AS	1,211	5,605
TAV Havalimanlari Holding AS	262	2,225
Tupras Turkiye Petrol Rafinerileri AS*	182	4,613
Turkiye Garanti Bankasi AS	3,032	9,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2015

Investments	Shares	Value
Yapi ve Kredi Bankasi AS	2,798	$4,115

Total Turkey		47,441

TOTAL COMMON STOCKS (Cost: $2,391,206)		2,433,680

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $33,247)(d)	33,247	33,247

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $2,424,453)		2,466,927
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(21,546)

NET ASSETS - 100.0%		$2,445,381

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $54,853, which represents 2.2% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $31,554 and the total market value of the collateral held by the Fund was $33,247. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 98.6%

Brazil - 7.6%
Abril Educacao S.A.	149,509	$608,355
Aliansce Shopping Centers S.A.	191,632	894,496
Arezzo Industria e Comercio S.A.	133,150	1,029,144
Arteris S.A.	1,033,782	3,144,875
Brasil Brokers Participacoes S.A.	1,666,665	1,153,531
Brasil Insurance Participacoes e Administracao S.A.	920,000	373,165
Cia de Saneamento de Minas Gerais-COPASA	243,723	1,075,664
Cia Hering	442,570	1,731,015
CVC Brasil Operadora e Agencia de Viagens S.A.	70,619	427,388
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,045,211	3,331,055
Direcional Engenharia S.A.	466,685	758,679
EDP - Energias do Brasil S.A.	2,697,818	9,996,100
Equatorial Energia S.A.	156,728	1,774,441
Even Construtora e Incorporadora S.A.	1,065,599	1,132,010
Ez Tec Empreendimentos e Participacoes S.A.	505,756	2,357,503
Fleury S.A.	725,462	4,276,078
Gafisa S.A.*	4,636,237	3,567,025
Grendene S.A.	1,163,599	6,266,743
Guararapes Confeccoes S.A.	59,370	1,204,066
Helbor Empreendimentos S.A.	1,640,707	1,061,621
Iguatemi Empresa de Shopping Centers S.A.	104,682	828,654
Iochpe-Maxion S.A.	374,888	1,520,599
JHSF Participacoes S.A.	483,661	291,156
JSL S.A.	112,208	390,113
Kepler Weber S.A.	25,157	217,848
Light S.A.	1,704,638	9,290,343
Linx S.A.	30,569	477,665
Lojas Americanas S.A.	222,894	950,729
LPS Brasil Consultoria de Imoveis S.A.	409,107	684,830
Magazine Luiza S.A.	338,600	384,773
Mahle-Metal Leve S.A.	518,335	3,570,812
Marisa Lojas S.A.	57,205	199,989
Mills Estruturas e Servicos de Engenharia S.A.*	287,201	624,069
MRV Engenharia e Participacoes S.A.	1,296,135	3,258,696
Multiplus S.A.	621,409	7,501,557
Odontoprev S.A.	1,400,208	4,859,079
QGEP Participacoes S.A.	466,192	1,016,006
Santos Brasil Participacoes S.A.	693,701	2,880,744
Sao Martinho S.A.	132,073	1,594,366
Ser Educacional S.A.	54,351	251,599
SLC Agricola S.A.	155,531	866,175
Smiles S.A.	246,547	4,181,870
Sul America S.A.	894,288	4,367,225
Tecnisa S.A.	1,504,874	1,559,907
Tegma Gestao Logistica*	159,537	574,691
TPI - Triunfo Participacoes e Investimentos S.A.	683,757	880,449
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	189,920	2,928,524

Total Brazil		102,315,422

Chile - 2.0%
Administradora de Fondos de Pensiones Habitat S.A.	1,840,936	2,467,401
CAP S.A.	577,598	1,979,456
E.CL S.A.	1,340,863	1,818,603
Forus S.A.	470,492	1,683,834
Hortifrut S.A.	766,528	755,105
Inversiones Aguas Metropolitanas S.A.	2,716,915	4,125,141
Inversiones La Construccion S.A.	222,913	2,510,486
Parque Arauco S.A.	1,511,590	2,872,241
Ripley Corp. S.A.	3,053,423	1,264,998
Salfacorp S.A.	1,732,299	1,164,744
Sociedad Matriz SAAM S.A.	15,718,463	1,254,223
SONDA S.A.	1,388,338	2,898,549
Vina Concha y Toro S.A.	1,541,678	2,685,696

Total Chile		27,480,477

China - 9.9%
Anhui Expressway Co., Ltd. Class H	1,735,666	1,847,037
BBMG Corp. Class H	900,169	911,484
China BlueChemical Ltd. Class H	17,916,000	6,540,078
China Galaxy Securities Co., Ltd. Class H	1,651,000	2,150,918
China National Materials Co., Ltd. Class H	3,063,000	995,641
China Railway Construction Corp., Ltd. Class H	3,471,598	5,364,653
China Railway Group Ltd. Class H	6,063,801	6,546,751
China Southern Airlines Co., Ltd. Class H(a)	3,934,000	4,648,205
China Suntien Green Energy Corp., Ltd. Class H	8,071,039	1,728,196
Chongqing Machinery & Electric Co., Ltd. Class H	12,892,855	2,710,767
CRRC Corp., Ltd. Class H*(a)	3,187,139	4,892,191
Dalian Port PDA Co., Ltd. Class H(a)	5,178,507	2,337,911
Datang International Power Generation Co., Ltd. Class H	10,781,049	5,520,863
Dongfang Electric Corp., Ltd. Class H(a)	349,781	652,409
Guangshen Railway Co., Ltd. Class H(a)	3,624,665	1,996,417
Guangzhou Automobile Group Co., Ltd. Class H	5,788,000	5,360,538
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H(a)	176,000	649,283
Haitong Securities Co., Ltd. Class H(a)	1,294,000	3,421,713
Harbin Electric Co., Ltd. Class H	2,036,071	1,596,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2015

Investments	Shares	Value
Huadian Power International Corp., Ltd. Class H	5,326,000	$5,901,328
Jiangsu Expressway Co., Ltd. Class H	5,509,933	7,235,183
Jiangxi Copper Co., Ltd. Class H	4,923,000	8,217,118
Livzon Pharmaceutical Group, Inc. Class H	100,200	702,462
Metallurgical Corp. of China Ltd. Class H	6,704,000	2,914,200
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	916,000	1,765,231
Shanghai Electric Group Co., Ltd. Class H(a)	5,358,000	4,374,837
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	342,000	1,268,292
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	11,373,587	5,002,732
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	889,400	2,478,028
Shenzhen Expressway Co., Ltd. Class H	3,949,697	3,148,529
Sichuan Expressway Co., Ltd. Class H	1,586,768	699,995
Sinopec Engineering Group Co., Ltd. Class H(a)	4,712,500	4,364,467
Tong Ren Tang Technologies Co., Ltd. Class H(a)	1,371,888	2,321,710
Weichai Power Co., Ltd. Class H	333,769	1,112,915
Xinhua Winshare Publishing and Media Co., Ltd. Class H	4,096,000	4,913,583
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	227,600	460,335
Yanzhou Coal Mining Co., Ltd. Class H(a)	1,482,000	1,164,182
Zhaojin Mining Industry Co., Ltd. Class H(a)	6,791,500	4,248,767
Zijin Mining Group Co., Ltd. Class H(a)	23,506,000	8,277,454
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	4,608,400	2,990,016

Total China		133,433,224

Indonesia - 3.3%
Ace Hardware Indonesia Tbk PT	10,902,400	527,436
Adhi Karya Persero Tbk PT	4,052,500	613,992
Agung Podomoro Land Tbk PT	31,673,800	895,633
AKR Corporindo Tbk PT	5,569,345	2,475,032
Alam Sutera Realty Tbk PT	25,436,277	1,097,008
Bank Bukopin Tbk PT	27,653,218	1,368,920
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	76,883,212	4,728,613
Bank Tabungan Negara Persero Tbk PT	32,789,916	2,926,683
Bumi Serpong Damai Tbk PT	12,380,600	1,550,767
Ciputra Development Tbk PT	20,341,745	1,930,044
Elnusa Tbk PT	17,502,200	635,370
Global Mediacom Tbk PT	15,680,400	1,376,041
Harum Energy Tbk PT	9,204,563	762,876
Intiland Development Tbk PT	10,567,200	451,776
Japfa Comfeed Indonesia Tbk PT*	9,357,491	375,493
Lippo Karawaci Tbk PT	19,545,600	1,729,894
Malindo Feedmill Tbk PT	1,835,800	256,799
Matahari Putra Prima Tbk PT	28,473,300	6,300,111
Medco Energi Internasional Tbk PT	1,354,100	277,269
MNC Investama Tbk PT	35,828,600	712,138
Pakuwon Jati Tbk PT	37,147,600	1,198,085
Pembangunan Perumahan Persero Tbk PT	7,225,070	1,880,442
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,962,852	1,511,887
Salim Ivomas Pratama Tbk PT	15,144,900	681,563
Summarecon Agung Tbk PT	23,094,472	2,832,137
Surya Semesta Internusa Tbk PT	20,883,500	1,511,538
Timah Persero Tbk PT	21,489,522	1,144,388
Total Bangun Persada Tbk PT	12,877,800	796,864
Waskita Karya Persero Tbk PT	10,345,700	1,179,483
Wijaya Karya Persero Tbk PT	4,131,852	776,320

Total Indonesia		44,504,602

Malaysia - 6.1%
Aeon Co. M Bhd	2,225,152	1,828,246
AirAsia Bhd	2,922,100	1,192,694
Alliance Financial Group Bhd	4,127,347	4,802,293
Berjaya Auto Bhd	1,801,480	1,289,159
Berjaya Corp. Bhd	9,176,332	997,163
BIMB Holdings Bhd	3,428,528	3,671,151
Bursa Malaysia Bhd	1,532,700	3,306,700
Cahya Mata Sarawak Bhd	1,106,000	1,509,647
Coastal Contracts Bhd	691,300	502,031
Dayang Enterprise Holdings Bhd	2,004,700	1,195,488
Dialog Group Bhd	7,314,776	3,082,559
DRB-Hicom Bhd	4,380,861	1,846,162
Eastern & Oriental Bhd	2,619,396	1,180,221
Gas Malaysia Bhd	2,067,760	1,375,584
Genting Plantations Bhd	370,000	971,826
Globetronics Technology Bhd	812,100	1,280,677
HAP Seng Consolidated Bhd	8,616,392	11,875,229
Hartalega Holdings Bhd	1,377,972	3,108,015
Inari Amertron Bhd	868,700	748,284
JCY International Bhd	9,634,891	1,800,317
JobStreet Corp. Bhd	604,020	313,777
KPJ Healthcare Bhd	1,754,641	1,962,519
Lafarge Malaysia Bhd	1,733,400	3,886,712
Mah Sing Group Bhd	6,754,577	2,953,897
Malaysia Marine and Heavy Engineering Holdings Bhd*	1,609,400	516,134
Malaysian Bulk Carriers Bhd	1,510,500	408,351
Malaysian Resources Corp. Bhd	2,609,143	816,005
Matrix Concepts Holdings Bhd	1,914,000	1,572,595
Media Prima Bhd	5,343,736	2,067,812
MMC Corp. Bhd	1,980,200	1,317,334
Mudajaya Group Bhd	2,645,265	960,512
Muhibbah Engineering M Bhd	570,400	343,177
Oldtown Bhd	2,373,202	1,006,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2015

Investments	Shares	Value
Padini Holdings Bhd	3,117,996	$1,099,108
Pos Malaysia Bhd	1,034,700	1,173,739
Press Metal Bhd	1,775,100	1,223,233
Prestariang Bhd	1,807,300	1,245,423
Sunway Bhd	2,942,900	2,683,163
Sunway Construction Group Bhd*†	303,960	128,899
Supermax Corp. Bhd	1,437,067	788,425
Ta Ann Holdings Bhd	228,300	230,539
TA Enterprise Bhd	3,843,900	692,778
Tambun Indah Land Bhd	1,039,400	457,303
Top Glove Corp. Bhd	1,258,990	2,218,999
Tropicana Corp. Bhd*	4,545,515	1,216,796
Tune Ins Holdings Bhd	817,300	355,254
UEM Edgenta Bhd	1,034,600	946,030
Wah Seong Corp. Bhd	1,561,569	571,154
WCT Holdings Bhd	2,548,501	959,150

Total Malaysia		81,678,658

Mexico - 1.8%
Asesor de Activos Prisma SAPI de C.V.*(a)	1,127,067	1,086,795
Banregio Grupo Financiero S.A.B. de C.V.(a)	495,277	2,872,425
Bolsa Mexicana de Valores S.A.B. de C.V.	526,525	912,069
Corp. Inmobiliaria Vesta S.A.B. de C.V.(a)	1,232,987	2,010,102
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*(a)	1,785,812	8,805,771
Grupo Herdez S.A.B. de C.V.(a)	866,878	2,223,182
Megacable Holdings S.A.B. de C.V. Series CPO	817,417	3,437,281
Organizacion Cultiba S.A.B. de C.V.(a)	617,151	787,042
Qualitas Controladora S.A.B. de C.V.*(a)	722,230	1,201,365
TV Azteca S.A.B. de C.V. Series CPO(a)	6,359,184	1,523,871

Total Mexico		24,859,903

Philippines - 2.3%
Cebu Air, Inc.	420,870	793,390
D&L Industries, Inc.	3,591,100	1,546,666
Filinvest Land, Inc.	42,334,000	1,746,313
First Philippine Holdings Corp.	742,916	1,338,699
Lopez Holdings Corp.	10,636,512	1,674,855
Manila Water Co., Inc.	3,565,845	1,894,034
Nickel Asia Corp.	3,223,224	1,658,434
Puregold Price Club, Inc.	897,900	736,800
Rizal Commercial Banking Corp.	994,444	884,391
Robinsons Land Corp.	6,533,360	4,245,452
Robinsons Retail Holdings, Inc.	632,010	1,043,538
Security Bank Corp.	923,834	3,308,920
Semirara Mining and Power Co.	2,737,168	8,650,398
Vista Land & Lifescapes, Inc.	8,307,700	1,169,969

Total Philippines		30,691,859

Poland - 2.5%
Asseco Poland S.A.	328,314	5,055,349
CCC S.A.	29,474	1,363,630
Ciech S.A.*	80,265	1,237,834
Enea S.A.	1,198,956	5,084,780
Eurocash S.A.	261,360	2,595,601
Lubelski Wegiel Bogdanka S.A.	132,977	1,833,300
PKP Cargo S.A.	97,976	2,156,519
Synthos S.A.*	3,757,118	4,645,324
Tauron Polska Energia S.A.	5,737,049	6,681,453
Warsaw Stock Exchange	195,749	2,463,973

Total Poland		33,117,763

South Africa - 10.0%
Aeci Ltd.	199,223	1,871,139
Astral Foods Ltd.	51,133	678,249
AVI Ltd.	1,204,890	8,095,304
Barloworld Ltd.	497,094	3,952,098
Blue Label Telecoms Ltd.	1,243,433	828,768
Capevin Holdings Ltd.	1,347,198	1,054,428
Capitec Bank Holdings Ltd.	209,782	8,381,774
City Lodge Hotels Ltd.	115,437	1,321,875
Clicks Group Ltd.	516,853	3,832,405
Clover Industries Ltd.	355,969	516,163
Famous Brands Ltd.(a)	232,652	2,204,278
Foschini Group Ltd. (The)	754,644	9,885,555
Grindrod Ltd.(a)	691,971	766,782
Group Five Ltd.	196,966	461,512
Hosken Consolidated Investments Ltd.	161,237	2,021,814
Investec Ltd.	799,721	7,217,931
Invicta Holdings Ltd.(a)	191,720	1,105,674
JSE Ltd.	204,585	2,165,733
Lewis Group Ltd.(a)	609,748	4,952,735
Metair Investments Ltd.	428,191	1,285,869
Mondi Ltd.	362,359	7,969,495
Mpact Ltd.	574,831	2,040,697
Murray & Roberts Holdings Ltd.	681,622	721,620
Nampak Ltd.	2,053,871	5,717,724
Omnia Holdings Ltd.	99,269	1,476,389
Peregrine Holdings Ltd.	595,727	1,515,606
Pick n Pay Holdings Ltd.	1,010,095	2,176,185
Pick n Pay Stores Ltd.(a)	688,802	3,263,052
Pioneer Foods Ltd.	370,582	5,648,301
PPC Ltd.(a)	2,342,585	3,406,449
PSG Group Ltd.(a)	287,431	4,853,369
Raubex Group Ltd.	348,685	581,728
Resilient Property Income Fund Ltd.	847,346	6,733,251
Reunert Ltd.	830,721	4,537,645
Sibanye Gold Ltd.	3,235,438	5,203,250
SPAR Group Ltd. (The)	545,936	8,530,594
Sun International Ltd.	262,308	2,388,007
Tongaat Hulett Ltd.	223,148	2,390,369
Trencor Ltd.	463,266	2,442,712
Wilson Bayly Holmes-Ovcon Ltd.	129,512	1,056,348

Total South Africa		135,252,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2015

Investments	Shares	Value
South Korea - 10.8%
Aju Capital Co., Ltd.	100,716	$637,460
Binggrae Co., Ltd.	27,675	2,096,497
Chongkundang Holdings Corp.	10,042	1,093,821
CJ CGV Co., Ltd.(a)	31,253	3,586,341
Daeduck Electronics Co.	85,029	564,853
Daewoong Pharmaceutical Co., Ltd.	33,476	3,811,423
Daishin Securities Co., Ltd.	206,369	2,155,362
Daum Kakao Corp.(a)	13,015	1,472,494
DGB Financial Group, Inc.	217,686	2,283,317
Doosan Corp.	54,970	5,371,581
Grand Korea Leisure Co., Ltd.(a)	141,256	3,938,376
Green Cross Corp.	10,250	2,357,008
Green Cross Holdings Corp.	32,584	1,456,195
GS Home Shopping, Inc.	5,634	1,060,179
Hana Tour Service, Inc.	22,897	2,617,211
Handsome Co., Ltd.	65,744	2,104,138
Hankook Tire Worldwide Co., Ltd.(a)	82,402	1,237,378
Hanmi Semiconductor Co., Ltd.(a)	103,078	1,279,869
Hanwha Chemical Corp.	142,237	2,384,537
Hanwha Corp.	99,116	4,194,070
Hite Jinro Co., Ltd.(a)	242,113	4,916,275
Hitejinro Holdings Co., Ltd.(a)	39,735	509,400
Huchems Fine Chemical Corp.	117,255	2,627,975
Huvis Corp.	59,855	582,211
Hyosung Corp.	42,445	5,479,475
Hyundai Hysco Co., Ltd.	18,591	960,009
Iljin Display Co., Ltd.(a)	84,982	659,773
iMarketKorea, Inc.	36,429	979,757
Jahwa Electronics Co., Ltd.	53,033	542,002
Kolon Industries, Inc.	32,021	1,854,459
Korea Investment Holdings Co., Ltd.	42,231	2,411,686
Korea Real Estate Investment & Trust Co., Ltd.(a)	209,243	769,103
Korean Reinsurance Co.	226,595	2,498,649
KT Skylife Co., Ltd.	81,003	1,470,537
Kumho Petrochemical Co., Ltd.	48,984	3,109,119
Kyungdong Pharm Co., Ltd.	23,315	574,802
LEENO Industrial, Inc.(a)	13,624	621,688
LF Corp.	57,827	1,570,808
LG Hausys Ltd.	2,913	389,114
LG International Corp.	32,944	1,148,883
LIG Insurance Co., Ltd.	111,266	2,877,784
Lock&Lock Co., Ltd.(a)	26,287	347,603
LS Corp.(a)	39,761	1,548,806
LS Industrial Systems Co., Ltd.	31,253	1,280,436
Macquarie Korea Infrastructure Fund	1,595,951	11,517,688
Medy-Tox, Inc.	1,573	785,478
Meritz Fire & Marine Insurance Co., Ltd.(a)	300,599	4,379,160
Meritz Securities Co., Ltd.	754,013	4,819,681
Mirae Asset Securities Co., Ltd.	51,029	2,310,247
Modetour Network, Inc.	36,865	1,097,242
Moorim P&P Co., Ltd.(a)	364,852	1,707,407
NH Investment & Securities Co., Ltd.	183,312	2,004,937
NICE Information Service Co., Ltd.	112,262	986,299
Partron Co., Ltd.(a)	166,929	1,267,550
Poongsan Corp.	51,675	1,204,491
Posco ICT Co., Ltd.(a)	59,474	284,720
S&T Motiv Co., Ltd.	11,828	705,152
S-1 Corp.(a)	55,275	3,889,988
Samsung Fine Chemicals Co., Ltd.(a)	18,387	571,168
Samsung Techwin Co., Ltd.*(a)	75,434	1,981,457
SBS Contents Hub Co., Ltd.	37,124	537,498
Seah Besteel Corp.	64,765	2,528,590
SeAH Special Steel Co., Ltd.	21,146	386,730
SeAH Steel Corp.	9,375	579,923
SEOWONINTECH Co., Ltd.	48,525	559,009
SFA Engineering Corp.(a)	32,687	1,441,750
Shinsegae Co., Ltd.	5,443	1,307,745
Silicon Works Co., Ltd.	30,327	1,022,274
SK Chemicals Co., Ltd.(a)	26,634	1,776,476
SK Gas Ltd.(a)	5,465	448,782
SKC Co., Ltd.	46,014	1,518,056
Soulbrain Co., Ltd.	21,145	926,024
Sungwoo Hitech Co., Ltd.	124,014	1,059,531
Tongyang Life Insurance	267,993	3,663,896
Youlchon Chemical Co., Ltd.	43,878	485,807
Youngone Corp.	28,107	1,388,404
Yuhan Corp.	4,035	987,543

Total South Korea		145,563,167

Taiwan - 26.3%
Ability Enterprise Co., Ltd.(a)	2,597,650	1,397,559
AcBel Polytech, Inc.(a)	1,737,303	1,359,797
Accton Technology Corp.	3,807,633	1,814,069
Achem Technology Corp.	691,000	386,321
Adlink Technology, Inc.(a)	109,000	367,402
ALI Corp.(a)	1,406,980	731,888
Alpha Networks, Inc.	2,257,788	1,393,990
Arcadyan Technology Corp.	156,926	148,003
ASROCK, Inc.	193,000	353,417
Aten International Co., Ltd.	253,000	748,640
AV Tech Corp.	763,036	761,688
BES Engineering Corp.(a)	3,201,026	855,903
Capital Securities Corp.	10,215,723	3,307,624
Career Technology MFG. Co., Ltd.(a)	1,058,000	876,109
Cathay Real Estate Development Co., Ltd.	2,085,000	1,152,158
Charoen Pokphand Enterprise	823,000	693,513
Chaun-Choung Technology Corp.	192,000	477,908
CHC Healthcare Group(a)	330,000	561,506
Cheng Loong Corp.	2,237,000	888,144
Cheng Uei Precision Industry Co., Ltd.(a)	1,422,820	2,457,869
Chicony Electronics Co., Ltd.	2,435,410	6,535,577
Chin-Poon Industrial Co., Ltd.(a)	1,202,650	1,831,971
China Bills Finance Corp.	2,127,000	810,003
China Motor Corp.	930,000	724,902
China Steel Chemical Corp.(a)	838,726	3,778,474
China Synthetic Rubber Corp.	2,338,257	2,451,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2015

Investments	Shares	Value
Chong Hong Construction Co., Ltd.(a)	1,065,000	$2,416,179
Chroma ATE, Inc.(a)	993,132	2,195,194
Chung-Hsin Electric & Machinery Manufacturing Corp.	2,737,396	1,583,643
Cleanaway Co., Ltd.	253,161	1,497,411
Clevo Co.(a)	1,855,000	2,167,358
Compeq Manufacturing Co., Ltd.	3,380,000	1,999,222
Coxon Precise Industrial Co., Ltd.	331,000	732,707
CTCI Corp.	1,519,190	2,456,938
Cub Elecparts, Inc.(a)	45,000	564,423
Cyberlink Corp.	577,011	1,526,004
Depo Auto Parts Ind Co., Ltd.	586,646	1,996,397
E-Lead Electronic Co., Ltd.(a)	293,000	517,542
Eastern Media International Corp.(a)	2,681,000	548,287
Eclat Textile Co., Ltd.	367,286	6,023,326
Elan Microelectronics Corp.(a)	1,139,156	1,587,571
Elite Advanced Laser Corp.(a)	159,000	842,551
Elite Material Co., Ltd.	1,373,163	2,674,718
Elite Semiconductor Memory Technology, Inc.(a)	415,000	521,869
Elitegroup Computer Systems Co., Ltd.	4,718,000	4,801,413
Ennoconn Corp.	70,000	836,021
Epistar Corp.(a)	478,245	639,375
Eternal Materials Co., Ltd.	3,388,767	3,585,968
Evergreen International Storage & Transport Corp.(a)	3,185,361	1,579,543
Everlight Chemical Industrial Corp.(a)	1,146,229	891,588
Everlight Electronics Co., Ltd.(a)	1,317,165	2,527,222
Excelsior Medical Co., Ltd.(a)	433,000	669,403
Far Eastern Department Stores Ltd.	3,496,841	2,181,665
Far Eastern International Bank(a)	8,205,601	2,885,504
Faraday Technology Corp.(a)	1,120,000	1,377,562
Farglory Land Development Co., Ltd.(a)	1,615,640	1,688,713
Feng Hsin Iron & Steel Co.	2,057,950	2,647,932
Feng TAY Enterprise Co., Ltd.(a)	1,183,960	6,868,653
FLEXium Interconnect, Inc.(a)	305,138	1,236,197
Flytech Technology Co., Ltd.	216,419	862,744
Formosa International Hotels Corp.	145,733	1,228,041
Formosan Rubber Group, Inc.	3,834,122	3,609,887
GeoVision, Inc.(a)	249,000	751,330
Getac Technology Corp.(a)	2,200,292	1,722,182
Giant Manufacturing Co., Ltd.	661,464	5,595,362
Global Mixed Mode Technology, Inc.	220,685	557,890
Global Unichip Corp.(a)	263,528	653,386
Grand Pacific Petrochemical	3,172,135	2,030,487
Grape King Bio Ltd.	517,988	3,307,253
Great Wall Enterprise Co., Ltd.(a)	2,472,446	1,742,880
Greatek Electronics, Inc.	721,000	844,744
HannStar Display Corp.(a)	2,055,000	356,326
Highwealth Construction Corp.	1,674,395	3,994,084
Hiwin Technologies Corp.(a)	288,393	1,897,415
Holtek Semiconductor, Inc.(a)	1,371,773	2,194,072
Holy Stone Enterprise Co., Ltd.(a)	458,309	628,319
Hota Industrial Manufacturing Co., Ltd.	212,000	681,599
Huaku Development Co., Ltd.	1,374,296	2,984,259
Huang Hsiang Construction Corp.	1,646,448	2,091,778
Ichia Technologies, Inc.(a)	152,000	124,390
IEI Integration Corp.(a)	1,597,620	2,796,074
Inventec Corp.	15,758,992	10,904,551
ITEQ Corp.	1,287,657	874,311
Jentech Precision Industrial Co., Ltd.(a)	327,283	577,037
Johnson Health Tech Co., Ltd.	166,000	385,752
KEE TAI Properties Co., Ltd.(a)	2,991,999	1,760,028
Kenda Rubber Industrial Co., Ltd.(a)	1,145,517	1,782,068
King Slide Works Co., Ltd.(a)	177,004	2,363,534
King Yuan Electronics Co., Ltd.	4,952,960	4,326,185
King’s Town Bank Co., Ltd.	1,760,000	1,528,724
Kingdom Construction Corp.(a)	1,369,187	940,763
Kinik Co.(a)	366,495	698,436
Kinsus Interconnect Technology Corp.	898,368	2,463,237
Kung Long Batteries Industrial Co., Ltd.	254,000	1,251,292
Kuoyang Construction Co., Ltd.	805,000	360,045
LCY Chemical Corp.(a)	1,645,000	1,042,303
Lelon Electronics Corp.	379,000	391,228
Lextar Electronics Corp.(a)	1,018,000	661,521
Long Chen Paper Co., Ltd.(a)	1,794,000	738,427
Lotes Co., Ltd.(a)	274,233	897,682
Lumax International Corp., Ltd.	336,773	599,227
Makalot Industrial Co., Ltd.	757,167	6,515,349
Masterlink Securities Corp.	2,551,000	830,918
Mercuries & Associates Holding Ltd.	1,432,362	828,653
Merida Industry Co., Ltd.(a)	761,043	4,933,109
Merry Electronics Co., Ltd.(a)	582,146	1,349,023
Micro-Star International Co., Ltd.(a)	2,776,877	2,807,972
Nak Sealing Technologies Corp.	152,000	458,643
Namchow Chemical Industrial Co., Ltd.	560,086	1,225,293
Neo Solar Power Corp.(a)	154,000	119,538
Nuvoton Technology Corp.(a)	334,632	282,525
OptoTech Corp.	2,140,518	818,620
Oriental Union Chemical Corp.(a)	2,890,767	2,243,882
Posiflex Technology, Inc.	152,000	770,973
Primax Electronics Ltd.(a)	568,000	719,791
Prince Housing & Development Corp.	2,362,460	892,014
Promate Electronic Co., Ltd.	153,000	180,251
Promise Technology, Inc.(a)	458,000	363,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2015

Investments	Shares	Value
Radiant Opto-Electronics Corp.(a)	1,679,252	$6,231,647
Realtek Semiconductor Corp.	1,107,770	2,839,930
Rechi Precision Co., Ltd.	509,612	488,892
Richtek Technology Corp.(a)	385,910	2,270,096
Ruentex Development Co., Ltd.	4,726,537	7,475,571
Ruentex Industries Ltd.(a)	3,481,162	7,965,452
Sampo Corp.	1,834,000	796,500
ScinoPharm Taiwan Ltd.(a)	706,000	804,288
SDI Corp.	165,000	177,543
Senao International Co., Ltd.	1,210,599	1,883,315
Sercomm Corp.(a)	705,488	1,422,203
Shin Zu Shing Co., Ltd.	373,580	1,133,290
Shinkong Synthetic Fibers Corp.	5,114,761	1,657,703
Sigurd Microelectronics Corp.(a)	2,234,830	2,020,832
Sinbon Electronics Co., Ltd.(a)	719,000	1,339,918
Sincere Navigation Corp.	3,210,546	2,585,751
Sitronix Technology Corp.(a)	238,000	775,219
Sonix Technology Co., Ltd.	352,205	482,285
Standard Chemical & Pharmaceutical Co., Ltd.(a)	762,000	781,646
Standard Foods Corp.(a)	782,794	2,339,160
Sunspring Metal Corp.(a)	932,000	1,510,315
Swancor Ind Co., Ltd.(a)	105,000	1,080,474
Syncmold Enterprise Corp.	368,220	675,469
Synnex Technology International Corp.	6,583,000	9,761,048
Taiflex Scientific Co., Ltd.(a)	678,974	944,043
Tainan Spinning Co., Ltd.	4,266,108	2,184,592
Taiwan Cogeneration Corp.(a)	3,459,970	3,005,305
Taiwan Fertilizer Co., Ltd.	954,000	1,576,885
Taiwan Hon Chuan Enterprise Co., Ltd.	877,692	1,723,837
Taiwan Paiho Ltd.	639,000	1,801,779
Taiwan PCB Techvest Co., Ltd.	741,302	1,040,314
Taiwan Secom Co., Ltd.	1,060,674	3,190,152
Taiwan Styrene Monomer(a)	1,206,000	588,255
Taiwan Surface Mounting Technology Co., Ltd.	365,506	427,645
Taiwan TEA Corp.(a)	1,962,000	998,344
Teco Electric and Machinery Co., Ltd.	3,866,683	3,001,412
Test Research, Inc.	815,115	1,791,142
Test Rite International Co., Ltd.	1,573,888	1,081,412
Ton Yi Industrial Corp.(a)	4,699,538	2,939,639
Tong Hsing Electronic Industries Ltd.(a)	388,918	1,097,887
Tong Yang Industry Co., Ltd.(a)	1,117,685	1,182,726
Tong-Tai Machine & Tool Co., Ltd.(a)	458,000	375,550
Topco Scientific Co., Ltd.	549,320	1,032,607
Transcend Information, Inc.	1,356,479	4,989,884
Tripod Technology Corp.(a)	1,260,928	2,247,680
TSRC Corp.	1,965,011	1,853,273
Ttet Union Corp.	172,000	418,091
Tung Ho Steel Enterprise Corp.(a)	5,028,153	3,674,824
TXC Corp.(a)	1,588,549	2,051,684
U-Ming Marine Transport Corp.(a)	2,585,420	3,510,966
Unimicron Technology Corp.	1,912,141	982,270
United Integrated Services Co., Ltd.	2,269,461	2,453,014
Universal Cement Corp.	365,000	318,811
USI Corp.	2,043,678	861,068
Visual Photonics Epitaxy Co., Ltd.	767,000	1,242,931
Vivotek, Inc.(a)	401,000	1,012,426
Voltronic Power Technology Corp.(a)	86,000	1,084,250
Wah Lee Industrial Corp.	1,010,325	1,735,475
Wan Hai Lines Ltd.	4,246,000	3,371,534
Wei Chuan Foods Corp.(a)	852,396	529,044
Wistron Corp.(a)	8,289,257	6,286,558
Wistron NeWeb Corp.	1,467,752	4,167,142
Wowprime Corp.(a)	151,833	1,353,257
WPG Holdings Ltd.(a)	6,673,759	8,359,908
WT Microelectronics Co., Ltd.	2,245,739	3,384,494
Yageo Corp.	138,000	216,474
YC Co., Ltd.(a)	1,369,995	557,242
YC INOX Co., Ltd.	1,481,000	1,115,988
YFY, Inc.	2,093,000	766,530
Young Optics, Inc.	151,759	196,004
YungShin Global Holding Corp.	366,000	618,017
Yungtay Engineering Co., Ltd.(a)	948,790	1,823,502
Zinwell Corp.(a)	1,979,186	2,123,225

Total Taiwan		355,462,846

Thailand - 10.4%
Amata Corp. PCL	2,456,875	1,091,120
AP Thailand PCL	8,266,966	1,762,288
Bangchak Petroleum PCL (The)	5,439,739	5,636,952
Bangkok Chain Hospital PCL NVDR(a)	6,075,565	1,268,160
Bangkok Expressway PCL	4,151,505	4,855,130
Bangkok Land PCL NVDR	61,413,614	2,872,896
Bumrungrad Hospital PCL	1,284,765	7,113,175
CH Karnchang PCL NVDR	3,485,225	2,811,872
Delta Electronics Thailand PCL	4,267,651	11,434,987
Electricity Generating PCL	1,583,291	7,195,605
Hana Microelectronics PCL	2,538,347	3,043,717
IRPC PCL NVDR(a)	42,898,700	5,690,106
Jasmine International PCL	10,772,796	1,690,451
Kiatnakin Bank PCL	3,026,923	3,159,066
Kiatnakin Bank PCL NVDR(a)	1,436,506	1,499,218
LPN Development PCL	2,377,602	1,238,939
LPN Development PCL NVDR(a)	3,159,618	1,646,438
Major Cineplex Group PCL	4,705,969	4,702,416
MCOT PCL	3,941,374	1,493,674
MK Restaurants Group PCL NVDR(a)	1,245,100	2,073,600
Pruksa Real Estate PCL	4,889,341	3,655,190
Quality Houses PCL NVDR(a)	42,842,144	3,196,465
Ratchaburi Electricity Generating Holding PCL	2,887,290	4,894,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2015

Investments	Shares	Value
Ratchaburi Electricity Generating Holding PCL NVDR(a)	691,500	$1,172,103
Robinson Department Store PCL	1,003,733	1,329,871
Samart Corp. PCL(a)	2,984,800	2,496,502
Samart Telcoms PCL NVDR(a)	3,008,724	2,004,302
Sansiri PCL	53,186,024	2,818,699
Somboon Advance Technology PCL NVDR	1,863,896	1,031,957
Sri Trang Agro-Industry PCL NVDR	6,253,560	2,369,930
Sriracha Construction PCL NVDR	1,560,944	1,224,705
Srithai Superware PCL Class C NVDR(a)	13,897,560	1,020,442
Supalai PCL	6,069,127	3,378,176
Thai Union Frozen Products PCL NVDR	12,228,620	7,892,819
Thai Vegetable Oil PCL	6,131,748	4,084,746
Thaicom PCL NVDR	1,708,000	1,769,922
Thanachart Capital PCL	5,708,766	5,619,946
TICON Industrial Connection PCL NVDR(a)	5,483,115	2,272,760
Tisco Financial Group PCL	1,584,775	2,158,359
Tisco Financial Group PCL NVDR	2,479,457	3,376,857
TPI Polene PCL NVDR	32,796,210	2,990,698
TTW PCL	17,351,024	5,804,994
VGI Global Media PCL NVDR(a)	12,186,300	1,804,015

Total Thailand		140,647,270

Turkey - 5.6%
Alarko Holding A/S	284,095	383,883
Anadolu Cam Sanayii AS*	766,611	569,450
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C(a)	240,630	1,693,123
Aselsan Elektronik Sanayi ve Ticaret AS(a)	446,321	2,315,737
Bizim Toptan Satis Magazalari AS	109,360	524,552
Borusan Mannesmann Boru Sanayi ve Ticaret AS	336,669	800,516
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(a)	1,164,909	3,835,199
Cimsa Cimento Sanayi ve Ticaret AS	857,176	4,911,404
Dogus Otomotiv Servis ve Ticaret AS	1,834,358	10,750,064
Goodyear Lastikleri TAS(a)	49,548	1,142,989
Gubre Fabrikalari TAS	1,070,706	2,837,631
Is Gayrimenkul Yatirim Ortakligi AS	999,227	611,695
Koza Altin Isletmeleri AS	580,856	6,146,796
Otokar Otomotiv ve Savunma Sanayi AS(a)	119,068	3,777,820
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	1,227,698	1,713,920
Saf Gayrimenkul Yatirim Ortakligi AS	5,835,109	2,352,339
Soda Sanayii AS	1,105,743	2,402,174
TAV Havalimanlari Holding AS	845,424	7,179,319
Teknosa Ic Ve Dis Ticaret AS(a)	452,824	1,294,749
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,091,408	1,397,361
Trakya Cam Sanayii AS	925,841	967,658
Tumosan Motor ve Traktor Sanayi AS*	262,747	673,786
Turk Traktor ve Ziraat Makineleri AS(a)	260,191	6,701,448
Turkiye Sinai Kalkinma Bankasi AS	1,941,833	1,232,219
Turkiye Sise ve Cam Fabrikalari AS	2,029,875	2,735,293
Ulker Biskuvi Sanayi AS(a)	790,620	5,518,699
Vestel Beyaz Esya Sanayi ve Ticaret AS	282,650	1,355,749

Total Turkey		75,825,573

TOTAL COMMON STOCKS (Cost: $1,260,483,877)		1,330,833,641

RIGHTS - 0.0%

Indonesia - 0.0%
Waskita Karya Persero Tbk PT, expiring 7/3/15* (Cost $0)	3,846,869	11,830

WARRANTS - 0.0%

Malaysia - 0.0%
Mah Sing Group Bhd, expiring 2/21/20*	669,121	32,809

Thailand - 0.0%
Jasmine International PCL, expiring 8/3/16*	5,315,390	157,374

TOTAL WARRANTS (Cost: $0)		190,183

EXCHANGE-TRADED NOTE - 0.9%

United States - 0.9%
iPath MSCI India Index ETN*(a) (Cost: $11,001,783)	165,951	11,671,334

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%

United States - 5.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $68,416,649)(c)	68,416,649	68,416,649

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $1,339,902,309)		1,411,123,637
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.6)%		(62,088,439)

NET ASSETS - 100.0%		$1,349,035,198

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2015

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $128,899, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $115,629,350 and the total market value of the collateral held by the Fund was $123,526,606. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $55,109,957. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.0%
American Science & Engineering, Inc.(a)	1,576	$69,045
Lockheed Martin Corp.	49,845	9,266,185

Total Aerospace & Defense		9,335,230

Auto Components - 0.0%
Superior Industries International, Inc.	4,653	85,196

Automobiles - 1.9%
Ford Motor Co.	613,589	9,209,971
General Motors Co.	297,359	9,910,975

Total Automobiles		19,120,946

Banks - 4.6%
Arrow Financial Corp.	2,695	72,846
Banc of California, Inc.	7,090	97,487
Bank of Hawaii Corp.(a)	7,043	469,627
BankUnited, Inc.	14,552	522,853
BBCN Bancorp, Inc.	10,939	161,788
Berkshire Hills Bancorp, Inc.	4,165	118,619
Bridge Bancorp, Inc.	1,680	44,839
Camden National Corp.	1,040	40,248
Chemical Financial Corp.	5,297	175,119
City Holding Co.(a)	3,117	153,512
CNB Financial Corp.	2,003	36,855
Community Bank System, Inc.	6,307	238,215
Community Trust Bancorp, Inc.	3,381	117,895
Cullen/Frost Bankers, Inc.(a)	8,774	689,461
Financial Institutions, Inc.	2,246	55,791
First Busey Corp.	13,297	87,361
First Commonwealth Financial Corp.	13,934	133,627
First Community Bancshares, Inc.	2,210	40,266
First Financial Bancorp	11,486	206,059
First Financial Corp.	1,925	68,838
First Niagara Financial Group, Inc.(a)	67,121	633,622
FirstMerit Corp.(a)	27,877	580,678
Flushing Financial Corp.	4,947	103,936
FNB Corp.(a)	31,944	457,438
Fulton Financial Corp.	23,876	311,821
Hancock Holding Co.	12,675	404,459
JPMorgan Chase & Co.	484,885	32,855,808
National Penn Bancshares, Inc.	30,864	348,146
NBT Bancorp, Inc.(a)	7,584	198,473
Old National Bancorp	17,203	248,755
Pacific Continental Corp.	4,208	56,934
PacWest Bancorp(a)	22,004	1,028,907
Park National Corp.(a)	3,227	281,943
Penns Woods Bancorp, Inc.(a)	707	31,172
People’s United Financial, Inc.(a)	66,798	1,082,796
Republic Bancorp, Inc. Class A	2,738	70,367
Sandy Spring Bancorp, Inc.(a)	3,957	110,717
Southside Bancshares, Inc.	2,803	81,932
Stock Yards Bancorp, Inc.	2,592	97,952
Tompkins Financial Corp.(a)	2,193	117,808
TowneBank	4,371	71,204
Trustmark Corp.(a)	12,664	316,347
Umpqua Holdings Corp.(a)	38,095	685,329
United Bankshares, Inc.(a)	11,998	482,680
Univest Corp. of Pennsylvania	2,898	59,003
Valley National Bancorp(a)	53,135	547,822
Washington Trust Bancorp, Inc.(a)	2,947	116,348
WesBanco, Inc.	3,411	116,042
West Bancorp, Inc.	1,777	35,256
Westamerica Bancorp(a)	4,006	202,904

Total Banks		45,267,905

Beverages - 2.5%
Coca-Cola Co. (The)	635,820	24,943,219

Biotechnology - 0.0%
PDL BioPharma, Inc.	61,963	398,422

Capital Markets - 0.3%
Arlington Asset Investment Corp. Class A(a)	13,927	272,412
Artisan Partners Asset Management, Inc. Class A(a)	7,454	346,313
BGC Partners, Inc. Class A	52,236	457,065
Calamos Asset Management, Inc. Class A	3,732	45,717
Federated Investors, Inc. Class B(a)	15,953	534,266
Greenhill & Co., Inc.(a)	6,063	250,584
Manning & Napier, Inc.	1,983	19,770
Waddell & Reed Financial, Inc. Class A(a)	12,673	599,560
Westwood Holdings Group, Inc.	1,585	94,418

Total Capital Markets		2,620,105

Chemicals - 2.1%
Dow Chemical Co. (The)	222,376	11,378,980
E.I. du Pont de Nemours & Co.	119,594	7,648,036
FutureFuel Corp.	8,396	108,057
Innophos Holdings, Inc.	3,702	194,873
Kronos Worldwide, Inc.(a)	27,833	305,050
Olin Corp.	13,433	362,019
Scotts Miracle-Gro Co. (The) Class A	8,628	510,864

Total Chemicals		20,507,879

Commercial Services & Supplies - 0.9%
Brady Corp. Class A	7,059	174,640
Covanta Holding Corp.	27,411	580,839
Ennis, Inc.	5,915	109,960
KAR Auction Services, Inc.	21,473	803,090
McGrath RentCorp	3,885	118,221
Pitney Bowes, Inc.	30,292	630,377
Quad/Graphics, Inc.	9,538	176,548
R.R. Donnelley & Sons Co.(a)	65,837	1,147,539
Republic Services, Inc.	50,175	1,965,355
Waste Management, Inc.	68,787	3,188,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2015

Investments	Shares	Value
West Corp.	11,783	$354,668

Total Commercial Services & Supplies		9,249,514

Communications Equipment - 2.0%
Cisco Systems, Inc.	704,454	19,344,307
Comtech Telecommunications Corp.	2,631	76,430

Total Communications Equipment		19,420,737

Consumer Finance - 0.3%
Navient Corp.	57,964	1,055,525
Santander Consumer USA Holdings, Inc.*	58,211	1,488,455

Total Consumer Finance		2,543,980

Containers & Packaging - 0.1%
Greif, Inc. Class A(a)	4,498	161,253
Myers Industries, Inc.	4,722	89,718
Sonoco Products Co.	14,892	638,271

Total Containers & Packaging		889,242

Distributors - 0.0%
Weyco Group, Inc.	1,413	42,136

Diversified Consumer Services - 0.0%
Universal Technical Institute, Inc.	4,642	39,921

Diversified Telecommunication Services - 10.6%
AT&T, Inc.	1,444,419	51,305,763
CenturyLink, Inc.	159,212	4,677,649
Cogent Communications Holdings, Inc.(a)	8,022	271,464
Consolidated Communications Holdings, Inc.(a)	14,753	309,960
Frontier Communications Corp.(a)	316,419	1,566,274
IDT Corp. Class B	3,790	68,523
Inteliquent, Inc.	5,234	96,306
Verizon Communications, Inc.	974,872	45,438,784
Windstream Holdings, Inc.(a)	56,803	362,403

Total Diversified Telecommunication Services		104,097,126

Electric Utilities - 5.5%
ALLETE, Inc.	8,002	371,213
American Electric Power Co., Inc.	85,920	4,551,182
Cleco Corp.	8,478	456,540
Duke Energy Corp.	132,445	9,353,266
El Paso Electric Co.	5,764	199,780
Empire District Electric Co. (The)	7,821	170,498
Entergy Corp.	33,815	2,383,957
Eversource Energy(a)	47,010	2,134,724
Exelon Corp.(a)	144,345	4,535,320
FirstEnergy Corp.	78,887	2,567,772
Great Plains Energy, Inc.(a)	27,246	658,263
Hawaiian Electric Industries, Inc.	18,864	560,827
IDACORP, Inc.(a)	7,292	409,373
NextEra Energy, Inc.	61,155	5,995,025
Otter Tail Corp.(a)	8,014	213,172
Pepco Holdings, Inc.	49,018	1,320,545
Pinnacle West Capital Corp.	19,449	1,106,453
Portland General Electric Co.	11,367	376,930
PPL Corp.	137,760	4,059,787
Southern Co. (The)(a)	192,022	8,045,722
UIL Holdings Corp.(a)	10,971	502,691
Unitil Corp.	2,883	95,197
Westar Energy, Inc.	22,594	773,167
Xcel Energy, Inc.	85,432	2,749,202

Total Electric Utilities		53,590,606

Electrical Equipment - 0.6%
Emerson Electric Co.(a)	108,697	6,025,075
General Cable Corp.	12,402	244,691

Total Electrical Equipment		6,269,766

Electronic Equipment, Instruments & Components - 0.0%
AVX Corp.	23,578	317,360
Daktronics, Inc.	6,824	80,932
Electro Rent Corp.	5,623	61,066
Electro Scientific Industries, Inc.	3,878	20,437

Total Electronic Equipment, Instruments & Components		479,795

Energy Equipment & Services - 0.5%
CARBO Ceramics, Inc.(a)	4,116	171,349
Diamond Offshore Drilling, Inc.(a)	70,004	1,806,803
Gulfmark Offshore, Inc. Class A(a)	6,225	72,210
Helmerich & Payne, Inc.(a)	24,134	1,699,517
RPC, Inc.	38,282	529,440
Tidewater, Inc.(a)	8,111	184,363

Total Energy Equipment & Services		4,463,682

Food & Staples Retailing - 0.3%
Sysco Corp.	86,988	3,140,267
Village Super Market, Inc. Class A	2,531	80,207

Total Food & Staples Retailing		3,220,474

Food Products - 2.3%
B&G Foods, Inc.(a)	11,762	335,570
Campbell Soup Co.(a)	43,601	2,077,588
ConAgra Foods, Inc.	55,976	2,447,271
General Mills, Inc.	92,151	5,134,654
Kellogg Co.	51,418	3,223,908
Kraft Foods Group, Inc.	106,515	9,068,687

Total Food Products		22,287,678

Gas Utilities - 0.5%
AGL Resources, Inc.	22,269	1,036,845
Atmos Energy Corp.	14,118	723,971
Laclede Group, Inc. (The)(a)	7,428	386,702
New Jersey Resources Corp.	12,610	347,405
Northwest Natural Gas Co.(a)	5,592	235,871
Piedmont Natural Gas Co., Inc.	12,862	454,157
Questar Corp.	26,235	548,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2015

Investments	Shares	Value
South Jersey Industries, Inc.	10,480	$259,170
WGL Holdings, Inc.	8,252	448,001

Total Gas Utilities		4,440,696

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	76,520	5,351,044
Meridian Bioscience, Inc.	9,644	179,764

Total Health Care Equipment & Supplies		5,530,808

Health Care Providers & Services - 0.0%
Landauer, Inc.(a)	2,882	102,715
Owens & Minor, Inc.(a)	8,798	299,132

Total Health Care Providers & Services		401,847

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.(a)	1,883	100,590
Quality Systems, Inc.	13,548	224,490

Total Health Care Technology		325,080

Hotels, Restaurants & Leisure - 3.1%
Cracker Barrel Old Country Store, Inc.(a)	3,446	514,005
Darden Restaurants, Inc.	24,828	1,764,774
DineEquity, Inc.	3,175	314,611
Las Vegas Sands Corp.(a)	141,127	7,419,046
McDonald’s Corp.	177,755	16,899,168
SeaWorld Entertainment, Inc.(a)	24,179	445,861
Six Flags Entertainment Corp.(a)	22,733	1,019,575
Speedway Motorsports, Inc.(a)	6,503	147,293
Wynn Resorts Ltd.(a)	20,115	1,984,747

Total Hotels, Restaurants & Leisure		30,509,080

Household Durables - 0.2%
Leggett & Platt, Inc.(a)	20,394	992,780
MDC Holdings, Inc.(a)	9,384	281,238
Tupperware Brands Corp.(a)	10,600	684,124

Total Household Durables		1,958,142

Household Products - 3.8%
Clorox Co. (The)(a)	18,722	1,947,462
Kimberly-Clark Corp.	54,098	5,732,765
Orchids Paper Products Co.	2,518	60,608
Procter & Gamble Co. (The)	378,111	29,583,405

Total Household Products		37,324,240

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class A(a)	5,479	120,483
NRG Yield, Inc. Class C(a)	5,496	120,308
Pattern Energy Group, Inc.(a)	13,250	376,035

Total Independent Power and Renewable Electricity Producers		616,826

Industrial Conglomerates - 4.7%
General Electric Co.	1,728,078	45,915,032

Insurance - 0.7%
American National Insurance Co.	3,765	385,235
Arthur J. Gallagher & Co.	24,158	1,142,673
Baldwin & Lyons, Inc. Class B	2,647	60,934
Cincinnati Financial Corp.(a)	27,613	1,385,620
Donegal Group, Inc. Class A	3,323	50,609
EMC Insurance Group, Inc.	2,475	62,036
Erie Indemnity Co. Class A(a)	6,286	515,892
First American Financial Corp.(a)	15,564	579,137
Horace Mann Educators Corp.	5,756	209,403
Mercury General Corp.(a)	12,476	694,289
Old Republic International Corp.	65,503	1,023,812
Safety Insurance Group, Inc.	3,170	182,941
United Fire Group, Inc.	3,338	109,353

Total Insurance		6,401,934

Internet & Catalog Retail - 0.0%
Nutrisystem, Inc.	5,517	137,263
PetMed Express, Inc.(a)	4,955	85,573

Total Internet & Catalog Retail		222,836

Internet Software & Services - 0.0%
EarthLink Holdings Corp.	22,147	165,881

IT Services - 0.5%
Leidos Holdings, Inc.	11,259	454,526
ManTech International Corp. Class A	3,595	104,255
Paychex, Inc.(a)	58,048	2,721,290
Western Union Co. (The)(a)	74,949	1,523,713

Total IT Services		4,803,784

Leisure Products - 0.4%
Hasbro, Inc.(a)	18,836	1,408,744
Mattel, Inc.(a)	81,643	2,097,409

Total Leisure Products		3,506,153

Machinery - 0.9%
American Railcar Industries, Inc.(a)	3,269	159,004
Caterpillar, Inc.	91,211	7,736,517
Douglas Dynamics, Inc.	4,950	106,326
Harsco Corp.(a)	18,757	309,491
Miller Industries, Inc.	1,620	32,319

Total Machinery		8,343,657

Media - 0.4%
AMC Entertainment Holdings, Inc. Class A	3,230	99,096
Cablevision Systems Corp. Class A(a)	32,355	774,579
Cinemark Holdings, Inc.	16,097	646,616
Harte-Hanks, Inc.	17,630	105,075
Meredith Corp.	6,179	322,235
National CineMedia, Inc.	18,964	302,665
New Media Investment Group, Inc.	8,219	147,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2015

Investments	Shares	Value
Regal Entertainment Group Class A(a)	27,428	$573,519
Time, Inc.(a)	17,558	404,010
Tribune Publishing Co.	3,652	56,752
World Wrestling Entertainment, Inc. Class A(a)	6,747	111,326

Total Media		3,543,240

Metals & Mining - 0.8%
Commercial Metals Co.	16,898	271,720
Compass Minerals International, Inc.	4,830	396,736
Freeport-McMoRan, Inc.	290,446	5,408,105
Nucor Corp.	44,245	1,949,877
Schnitzer Steel Industries, Inc. Class A	4,154	72,570

Total Metals & Mining		8,099,008

Multi-Utilities - 3.2%
Alliant Energy Corp.	17,242	995,208
Ameren Corp.	45,028	1,696,655
Avista Corp.(a)	11,858	363,448
Black Hills Corp.(a)	6,443	281,237
CenterPoint Energy, Inc.	90,380	1,719,931
CMS Energy Corp.	43,037	1,370,298
Consolidated Edison, Inc.(a)	56,117	3,248,052
Dominion Resources, Inc.	93,860	6,276,418
DTE Energy Co.	28,951	2,160,903
MDU Resources Group, Inc.(a)	31,811	621,269
NorthWestern Corp.	6,602	321,848
PG&E Corp.	80,835	3,968,999
Public Service Enterprise Group, Inc.	89,854	3,529,465
SCANA Corp.(a)	25,516	1,292,385
TECO Energy, Inc.	52,417	925,684
Vectren Corp.(a)	13,866	533,564
WEC Energy Group, Inc.	50,567	2,274,002

Total Multi-Utilities		31,579,366

Multiline Retail - 0.7%
Target Corp.	88,668	7,237,969

Oil, Gas & Consumable Fuels - 14.8%
Chevron Corp.	384,658	37,107,957
ConocoPhillips	280,176	17,205,608
CVR Energy, Inc.(a)	32,300	1,215,772
Denbury Resources, Inc.(a)	68,133	433,326
Evolution Petroleum Corp.	8,861	58,394
Exxon Mobil Corp.	573,694	47,731,341
HollyFrontier Corp.	32,915	1,405,141
Kinder Morgan, Inc.	224,967	8,636,483
Murphy Oil Corp.(a)	27,118	1,127,295
Occidental Petroleum Corp.	146,496	11,392,994
ONEOK, Inc.(a)	53,310	2,104,679
PBF Energy, Inc. Class A	18,301	520,114
Peabody Energy Corp.(a)	62,300	136,437
Spectra Energy Corp.(a)	143,730	4,685,598
Targa Resources Corp.	6,366	567,975
Williams Cos., Inc. (The)	194,066	11,137,448

Total Oil, Gas & Consumable Fuels		145,466,562

Paper & Forest Products - 0.3%
International Paper Co.	61,836	2,942,775
Schweitzer-Mauduit International, Inc.	5,272	210,248

Total Paper & Forest Products		3,153,023

Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A(a)	10,014	471,960

Pharmaceuticals - 9.0%
AbbVie, Inc.	232,941	15,651,306
Eli Lilly & Co.	152,763	12,754,183
Merck & Co., Inc.	423,139	24,089,303
Pfizer, Inc.	1,030,511	34,553,034
Theravance, Inc.(a)	42,956	776,215

Total Pharmaceuticals		87,824,041

Professional Services - 0.0%
Acacia Research Corp.(a)	7,387	64,784
CDI Corp.	2,326	30,238

Total Professional Services		95,022

Real Estate Investment Trusts (REITs) - 11.5%
Acadia Realty Trust	9,275	269,995
Agree Realty Corp.(a)	3,663	106,850
Alexander’s, Inc.	808	331,280
Alexandria Real Estate Equities, Inc.	11,543	1,009,551
American Campus Communities, Inc.	19,301	727,455
Apartment Investment & Management Co. Class A	20,517	757,693
Armada Hoffler Properties, Inc.	7,816	78,082
Ashford Hospitality Trust, Inc.	20,285	171,611
Associated Estates Realty Corp.(a)	9,791	280,316
AvalonBay Communities, Inc.	18,365	2,936,013
BioMed Realty Trust, Inc.(a)	44,355	857,826
Brandywine Realty Trust	33,382	443,313
Brixmor Property Group, Inc.	54,141	1,252,281
Camden Property Trust	15,136	1,124,302
CatchMark Timber Trust, Inc. Class A	7,089	82,020
CBL & Associates Properties, Inc.	44,843	726,457
Cedar Realty Trust, Inc.	14,295	91,488
Chambers Street Properties	71,753	570,436
Chatham Lodging Trust	5,408	143,150
Chesapeake Lodging Trust	9,700	295,656
Columbia Property Trust, Inc.	29,157	715,804
CorEnergy Infrastructure Trust, Inc.(a)	17,871	112,945
CoreSite Realty Corp.(a)	3,956	179,761
Corporate Office Properties Trust	17,452	410,820
Corrections Corp. of America	31,556	1,043,873
Crown Castle International Corp.	70,043	5,624,453
CyrusOne, Inc.	5,843	172,076
DCT Industrial Trust, Inc.	14,084	442,801
DDR Corp.(a)	59,799	924,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2015

Investments	Shares	Value
DiamondRock Hospitality Co.	26,352	$337,569
Digital Realty Trust, Inc.(a)	33,199	2,213,709
Douglas Emmett, Inc.	20,213	544,538
Duke Realty Corp.	58,952	1,094,739
DuPont Fabros Technology, Inc.(a)	12,864	378,845
EastGroup Properties, Inc.	5,923	333,050
Education Realty Trust, Inc.	9,265	290,550
EPR Properties	16,762	918,222
Equity One, Inc.	21,421	499,966
Equity Residential	49,520	3,474,818
Excel Trust, Inc.	15,705	247,668
Extra Space Storage, Inc.	18,271	1,191,635
Federal Realty Investment Trust(a)	8,707	1,115,280
First Potomac Realty Trust	14,312	147,414
Franklin Street Properties Corp.	30,186	341,404
Gaming and Leisure Properties, Inc. REIT	39,810	1,459,435
Geo Group, Inc. (The)	22,267	760,641
Getty Realty Corp.	7,873	128,802
Gladstone Commercial Corp.(a)	7,631	126,369
Government Properties Income Trust(a)	25,129	466,143
HCP, Inc.	107,210	3,909,949
Health Care REIT, Inc.	69,077	4,533,524
Healthcare Realty Trust, Inc.	21,214	493,438
Healthcare Trust of America, Inc. Class A	26,096	624,999
Hersha Hospitality Trust	9,795	251,144
Highwoods Properties, Inc.	17,513	699,644
Home Properties, Inc.	12,481	911,737
Hospitality Properties Trust(a)	45,710	1,317,362
Host Hotels & Resorts, Inc.	126,368	2,505,877
Independence Realty Trust, Inc.	11,439	86,136
Inland Real Estate Corp.	25,939	244,345
Investors Real Estate Trust	34,603	247,065
Iron Mountain, Inc.(a)	49,105	1,522,255
Kimco Realty Corp.	75,588	1,703,754
Kite Realty Group Trust	14,731	360,468
Lamar Advertising Co. Class A	24,834	1,427,458
LaSalle Hotel Properties	18,655	661,506
Lexington Realty Trust(a)	68,502	580,897
Liberty Property Trust	38,471	1,239,536
LTC Properties, Inc.	8,287	344,739
Macerich Co. (The)	21,938	1,636,575
Mack-Cali Realty Corp.	14,708	271,068
Medical Properties Trust, Inc.	51,208	671,337
Mid-America Apartment Communities, Inc.	14,466	1,053,269
Monmouth Real Estate Investment Corp. Class A	15,189	147,637
National Health Investors, Inc.	7,238	450,927
National Retail Properties, Inc.	28,082	983,151
New York REIT, Inc.	32,413	322,509
Omega Healthcare Investors, Inc.	41,806	1,435,200
One Liberty Properties, Inc.	4,599	97,867
Outfront Media, Inc.	32,408	817,978
Parkway Properties, Inc.	22,272	388,424
Pennsylvania Real Estate Investment Trust	12,456	265,811
Physicians Realty Trust	12,695	194,995
Piedmont Office Realty Trust, Inc. Class A	33,894	596,195
Plum Creek Timber Co., Inc.(a)	36,516	1,481,454
Post Properties, Inc.	7,130	387,658
Potlatch Corp.	6,572	232,123
Prologis, Inc.	75,776	2,811,290
Public Storage	25,831	4,762,461
QTS Realty Trust, Inc. Class A	4,890	178,241
Ramco-Gershenson Properties Trust	16,381	267,338
Rayonier, Inc.	23,000	587,650
Realty Income Corp.(a)	51,251	2,275,032
Regency Centers Corp.	13,820	815,104
Retail Opportunity Investments Corp.(a)	17,358	271,132
Retail Properties of America, Inc. Class A	47,137	656,618
Rexford Industrial Realty, Inc.	6,323	92,189
RLJ Lodging Trust	22,771	678,120
Rouse Properties, Inc.	10,005	163,582
Ryman Hospitality Properties, Inc.	10,367	550,591
Sabra Health Care REIT, Inc.	14,023	360,952
Saul Centers, Inc.	2,932	144,225
Select Income REIT	22,505	464,503
Senior Housing Properties Trust	68,766	1,206,843
Simon Property Group, Inc.	44,110	7,631,912
Sovran Self Storage, Inc.	5,121	445,066
Spirit Realty Capital, Inc.	111,393	1,077,170
STAG Industrial, Inc.	16,785	335,700
Summit Hotel Properties, Inc.	18,833	245,017
Sun Communities, Inc.(a)	9,948	615,085
Taubman Centers, Inc.	8,900	618,550
Terreno Realty Corp.	5,019	98,874
Trade Street Residential, Inc.(a)	8,393	55,897
UDR, Inc.	41,451	1,327,676
UMH Properties, Inc.(a)	8,735	85,603
Universal Health Realty Income Trust	3,251	151,041
Urstadt Biddle Properties, Inc. Class A	6,636	123,961
Ventas, Inc.	63,653	3,952,215
W.P. Carey, Inc.(a)	27,277	1,607,706
Washington Real Estate Investment Trust(a)	14,339	372,097
Weingarten Realty Investors	22,822	746,051
Weyerhaeuser Co.	82,393	2,595,380
Whitestone REIT(a)	8,240	107,285
Winthrop Realty Trust*	7,047	106,762
WP GLIMCHER, Inc.	49,539	670,263

Total Real Estate Investment Trusts (REITs)		112,308,791

Semiconductors & Semiconductor Equipment - 0.5%
Brooks Automation, Inc.	12,598	144,247
Intersil Corp. Class A	24,419	305,482
KLA-Tencor Corp.	23,416	1,316,213
Maxim Integrated Products, Inc.	50,503	1,746,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

June 30, 2015

Investments	Shares	Value
Microchip Technology, Inc.(a)	32,021	$1,518,596

Total Semiconductors & Semiconductor Equipment		5,030,679

Software - 0.2%
American Software, Inc. Class A	3,958	37,601
CA, Inc.	72,485	2,123,086

Total Software		2,160,687

Specialty Retail - 0.4%
American Eagle Outfitters, Inc.(a)	35,078	604,043
Big 5 Sporting Goods Corp.	3,181	45,202
Cato Corp. (The) Class A	3,594	139,303
Destination Maternity Corp.	3,407	39,726
GameStop Corp. Class A(a)	22,533	968,018
Guess?, Inc.(a)	17,622	337,814
Staples, Inc.	89,689	1,373,138

Total Specialty Retail		3,507,244

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.(a)	11,204	392,140
Lexmark International, Inc. Class A	11,303	499,593

Total Technology Hardware, Storage & Peripherals		891,733

Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.(a)	51,557	1,784,388

Thrifts & Mortgage Finance - 0.4%
Brookline Bancorp, Inc.	13,161	148,588
Dime Community Bancshares, Inc.	5,590	94,695
New York Community Bancorp, Inc.(a)	138,305	2,542,046
Northwest Bancshares, Inc.	19,028	243,939
OceanFirst Financial Corp.	2,960	55,204
Oritani Financial Corp.	11,021	176,887
Provident Financial Services, Inc.	10,756	204,256
Territorial Bancorp, Inc.	1,413	34,279
TrustCo Bank Corp.(a)	15,850	111,425
United Financial Bancorp, Inc.	7,744	104,157

Total Thrifts & Mortgage Finance		3,715,476

Tobacco - 6.0%
Altria Group, Inc.	403,067	19,714,007
Philip Morris International, Inc.	358,337	28,727,877
Reynolds American, Inc.	127,335	9,506,831
Universal Corp.(a)	5,527	316,808
Vector Group Ltd.(a)	39,571	928,336

Total Tobacco		59,193,859

Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc.	6,206	123,934
Houston Wire & Cable Co.	2,512	24,919
TAL International Group, Inc.*(a)	11,600	366,560

Total Trading Companies & Distributors		515,413

Water Utilities - 0.0%
Connecticut Water Service, Inc.	1,284	43,861
Middlesex Water Co.	3,289	74,200
York Water Co. (The)(a)	1,630	34,002

Total Water Utilities		152,063

Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	4,647	78,256

TOTAL COMMON STOCKS (Cost: $943,146,728)		976,148,335

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Total Dividend Fund(a)(b) (Cost: $908,928)	12,629	924,316

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.6%

United States - 6.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $64,493,388)(d)	64,493,388	64,493,388

TOTAL INVESTMENTS IN SECURITIES - 106.3% (Cost: $1,008,549,044)		1,041,566,039
Liabilities in Excess of Cash and Other Assets - (6.3)%		(61,324,397)

NET ASSETS - 100.0%		$980,241,642

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $88,276,330 and the total market value of the collateral held by the Fund was $90,432,620. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $25,939,232. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Dividend Growth Fund (EUDG)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

Austria - 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	512	$17,556

Belgium - 5.5%
Ackermans & van Haaren N.V.	179	25,459
Anheuser-Busch InBev N.V.	6,062	726,085
bpost S.A.	2,456	67,427
Melexis N.V.	315	18,250
UCB S.A.	961	68,945
Umicore S.A.	832	39,426

Total Belgium		945,592

Denmark - 4.3%
Chr Hansen Holding A/S	567	27,650
Coloplast A/S Class B	1,575	103,294
Novo Nordisk A/S Class B	9,700	528,224
Novozymes A/S Class B	962	45,705
Pandora A/S	298	32,002

Total Denmark		736,875

Finland - 2.1%
Elisa Oyj	2,350	74,440
Huhtamaki Oyj	793	24,492
Kone Oyj Class B	4,036	163,688
Konecranes Oyj	769	22,389
Metsa Board Oyj	2,911	18,066
Wartsila Oyj Abp	1,367	64,001

Total Finland		367,076

France - 11.5%
Airbus Group SE	3,655	237,014
Alten S.A.	416	19,312
Arkema S.A.	593	42,702
BioMerieux	151	16,061
Bureau Veritas S.A.	2,559	58,906
Carrefour S.A.	2,829	90,527
Cie Generale des Etablissements Michelin	764	80,009
Dassault Systemes	525	38,151
Essilor International S.A.	578	68,909
Gaztransport Et Technigaz S.A.	527	33,317
Hermes International	143	53,312
Ingenico Group	186	21,822
L’Oreal S.A.	1,526	272,043
LVMH Moet Hennessy Louis Vuitton SE	1,573	275,427
Publicis Groupe S.A.	656	48,474
Renault S.A.	947	98,572
Schneider Electric SE	4,168	287,602
Societe BIC S.A.	243	38,717
Sodexo S.A.	531	50,396
Teleperformance	263	18,570
Thales S.A.	1,017	61,371
Valeo S.A.	215	33,861
Zodiac Aerospace	806	26,223

Total France		1,971,298

Germany - 14.3%
adidas AG	743	56,832
Aurubis AG	299	17,557
Axel Springer SE	698	36,622
Bayer AG Registered Shares	4,067	568,924
Beiersdorf AG	445	37,256
Brenntag AG	715	40,972
Continental AG	495	117,062
Daimler AG Registered Shares	4,887	444,537
Duerr AG	212	19,738
Evonik Industries AG	3,855	147,005
Fielmann AG	476	32,336
Fresenius Medical Care AG & Co. KGaA	905	74,658
Fresenius SE & Co. KGaA	1,196	76,690
GEA Group AG	870	38,784
Hugo Boss AG	435	48,589
Infineon Technologies AG	5,264	65,279
MTU Aero Engines AG	252	23,689
ProSiebenSat.1 Media AG Registered Shares	1,375	67,869
Rhoen Klinikum AG	885	23,730
SAP SE	5,809	405,171
Symrise AG	534	33,123
United Internet AG Registered Shares	1,005	44,651
Wacker Chemie AG	243	25,071

Total Germany		2,446,145

Ireland - 0.1%
Paddy Power PLC	286	24,496

Italy - 2.7%
Anima Holding SpA(b)	2,198	19,298
Atlantia SpA	7,123	175,872
DiaSorin SpA	389	17,749
Industria Macchine Automatiche SpA	373	17,372
Luxottica Group SpA	1,866	124,018
Pirelli & C. SpA	2,125	35,846
Prysmian SpA	1,295	27,963
Recordati SpA	1,816	38,060

Total Italy		456,178

Netherlands - 2.6%
Aalberts Industries N.V.	642	19,056
ASML Holding N.V.	905	93,474
Euronext N.V.(b)	528	20,779
Heineken Holding N.V.	911	63,896
Heineken N.V.	1,599	121,274
Koninklijke Ahold N.V.	4,030	75,436
Wolters Kluwer N.V.	1,416	42,038

Total Netherlands		435,953

Norway - 2.4%
Kongsberg Gruppen ASA	1,030	19,179
Telenor ASA(a)	9,251	202,011
Veidekke ASA	1,781	19,808
Wilh. Wilhelmsen ASA	2,904	17,422
Yara International ASA	2,783	144,465

Total Norway		402,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Dividend Growth Fund (EUDG)

June 30, 2015

Investments	Shares	Value
Portugal - 0.3%
Jeronimo Martins, SGPS, S.A.	2,285	$29,279
NOS, SGPS S.A.	2,337	18,680

Total Portugal		47,959

Spain - 3.8%
Abertis Infraestructuras S.A.	9,515	155,950
Acerinox S.A.	2,443	33,780
Amadeus IT Holding S.A. Class A	2,389	95,174
Distribuidora Internacional de Alimentacion S.A.	2,957	22,569
Inditex S.A.	8,459	274,786
Prosegur Cia de Seguridad S.A.	4,220	23,133
Zardoya Otis S.A.(a)	3,760	40,930

Total Spain		646,322

Sweden - 8.7%
Alfa Laval AB	2,669	46,931
Assa Abloy AB Class B	3,547	66,729
Atlas Copco AB Class A	4,679	130,826
Atlas Copco AB Class B	2,642	65,752
Axfood AB	1,331	21,238
BillerudKorsnas AB	1,525	23,948
Boliden AB	1,130	20,578
Electrolux AB Series B	1,205	37,729
Getinge AB Class B	882	21,206
Hennes & Mauritz AB Class B	7,494	288,290
Hexagon AB Class B	1,126	40,765
Hexpol AB	1,620	16,683
Holmen AB Class B	801	23,352
Intrum Justitia AB	652	19,723
Loomis AB Class B	529	14,829
Modern Times Group MTG AB Class B	592	15,868
NCC AB Class B	1,030	31,418
Sandvik AB	10,124	111,825
SKF AB Class B	2,727	62,148
Tele2 AB Class B	5,635	65,467
Telefonaktiebolaget LM Ericsson Class B	30,901	319,903
Trelleborg AB Class B	1,657	30,614
Wihlborgs Fastigheter AB	984	16,010

Total Sweden		1,491,832

Switzerland - 15.6%
ABB Ltd. Registered Shares*	14,501	303,814
Actelion Ltd. Registered Shares*	323	47,281
Adecco S.A. Registered Shares*	1,233	100,139
Cie Financiere Richemont S.A. Registered Shares	1,682	136,875
EFG International AG*	1,128	15,993
Galenica AG Registered Shares	33	34,446
Geberit AG Registered Shares	237	79,046
Georg Fischer AG Registered Shares	31	21,312
Partners Group Holding AG	228	68,189
Roche Holding AG Bearer Shares	1,114	305,156
Roche Holding AG Genusschein	4,124	1,156,159
Schindler Holding AG Registered Shares	249	40,685
Sonova Holding AG Registered Shares	324	43,822
Straumann Holding AG Registered Shares	88	24,153
Syngenta AG Registered Shares	715	290,728

Total Switzerland		2,667,798

United Kingdom - 25.8%
Aggreko PLC	1,206	27,293
Antofagasta PLC	4,888	53,004
ARM Holdings PLC	2,600	42,403
Ashmore Group PLC	10,707	48,698
Ashtead Group PLC	1,414	24,440
Babcock International Group PLC	2,414	41,002
BBA Aviation PLC	4,589	21,774
Bellway PLC	605	22,569
Berkeley Group Holdings PLC	1,269	66,778
Big Yellow Group PLC	1,691	16,954
Bodycote PLC	2,566	27,200
Booker Group PLC	7,067	18,716
Bovis Homes Group PLC	968	16,944
British American Tobacco PLC	12,157	652,925
Britvic PLC	1,696	19,138
Burberry Group PLC	1,543	38,123
Capita PLC	3,833	74,629
Carillion PLC	6,219	33,440
Carnival PLC	750	38,323
Compass Group PLC	6,699	110,939
Countrywide PLC	1,890	16,883
Croda International PLC	934	40,424
Daily Mail & General Trust PLC Class A Non-Voting Shares	1,572	22,967
Derwent London PLC	376	20,117
Diageo PLC	12,974	375,642
Drax Group PLC	3,774	20,667
easyJet PLC	2,576	62,633
Essentra PLC	1,517	23,691
Galliford Try PLC	859	23,466
Go-Ahead Group PLC	405	16,777
Halma PLC	2,297	27,527
Hargreaves Lansdown PLC	3,474	62,995
Hays PLC	7,263	18,664
Howden Joinery Group PLC	2,297	18,695
IG Group Holdings PLC	4,284	50,295
IMI PLC	2,227	39,402
Inchcape PLC	2,149	27,410
Inmarsat PLC	4,162	59,925
Interserve PLC	1,648	17,119
Intertek Group PLC	805	31,018
ITV PLC	11,664	48,300
Johnson Matthey PLC	1,204	57,525
Jupiter Fund Management PLC	4,165	29,195
London Stock Exchange Group PLC	961	35,819
Melrose Industries PLC	8,070	31,412
Merlin Entertainments PLC(b)	2,863	19,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

Wisdom Tree Europe Dividend Growth Fund (EUDG)

June 30, 2015

Investments	Shares	Value
Michael Page International PLC	2,138	$18,325
Moneysupermarket.com Group PLC	5,458	24,996
Next PLC	655	76,744
Premier Farnell PLC	7,202	19,584
Reckitt Benckiser Group PLC	2,987	257,807
Reed Elsevier N.V.	3,269	77,490
Reed Elsevier PLC	4,831	78,636
Renishaw PLC	455	16,394
Rotork PLC	5,030	18,400
Sage Group PLC (The)	7,582	61,112
Sky PLC	8,329	135,837
Smith & Nephew PLC	4,536	76,617
Spirax-Sarco Engineering PLC	390	20,824
St. James’s Place PLC	3,940	56,140
Taylor Wimpey PLC	25,516	74,560
Travis Perkins PLC	1,098	36,436
Unilever N.V. CVA	8,977	373,631
Unilever PLC	6,764	290,410
Vesuvius PLC	3,226	21,562
Whitbread PLC	534	41,538
William Hill PLC	4,273	27,089
WS Atkins PLC	743	17,715

Total United Kingdom		4,414,938

TOTAL COMMON STOCKS (Cost: $17,546,071)		17,072,903

RIGHTS - 0.0%

Spain - 0.0%
Zardoya Otis S.A., expiring 7/6/15*(a) (Cost $883)	1,489	649

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $138,172)(d)	138,172	138,172

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $17,685,126)		17,211,724
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(100,305)

NET ASSETS - 100.0%		$17,111,419

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $131,192 and the total market value of the collateral held by the Fund was $138,172. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.0%

Austria - 0.5%
Andritz AG	842,372	$46,600,041
Lenzing AG(a)	241,179	17,171,312
RHI AG(a)	310,713	7,728,835
Schoeller-Bleckmann Oilfield Equipment AG	430,981	26,041,191

Total Austria		97,541,379

Belgium - 7.2%
Anheuser-Busch InBev N.V.	9,381,958	1,123,738,013
Delhaize Group S.A.	734,357	60,597,411
Melexis N.V.	226,038	13,096,279
N.V. Bekaert S.A.(a)	588,424	16,593,792
Solvay S.A.(a)	969,883	133,351,416
UCB S.A.(a)	1,030,089	73,902,018

Total Belgium		1,421,278,929

Finland - 3.9%
Amer Sports Oyj	1,104,482	29,411,669
Cargotec Oyj Class B(a)	608,190	23,073,821
Huhtamaki Oyj	984,749	30,414,585
Kemira Oyj(a)	2,736,477	31,069,131
Kone Oyj Class B(a)	5,626,516	228,193,918
Konecranes Oyj(a)	696,242	20,270,420
Metso Oyj(a)	2,081,097	57,134,200
Nokia Oyj	31,450,264	213,405,060
Outotec Oyj(a)	2,253,213	14,498,309
Valmet Oyj	1,485,065	16,678,966
Wartsila Oyj Abp	2,372,742	111,088,650

Total Finland		775,238,729

France - 26.7%
Air Liquide S.A.	2,367,812	299,305,599
Airbus Group SE	6,046,390	392,086,838
Arkema S.A.	511,535	36,836,014
BioMerieux	149,294	15,879,137
Bourbon S.A.(a)	387,089	6,296,900
Bureau Veritas S.A.(a)	2,999,369	69,043,586
Casino Guichard Perrachon S.A.	1,145,236	86,705,685
Christian Dior SE	962,538	187,787,705
Cie Generale des Etablissements Michelin	1,315,149	137,727,204
Danone S.A.	4,621,529	298,608,327
Dassault Systemes	532,690	38,709,580
Edenred	1,829,891	45,191,430
Essilor International S.A.	631,940	75,339,502
Hermes International	261,712	97,569,189
Imerys S.A.	810,150	61,923,098
Ingenico Group	171,280	20,095,469
IPSOS(a)	321,381	8,302,147
Kering	767,619	136,973,257
L’Oreal S.A.	2,667,554	475,550,153
Lafarge S.A.	1,455,708	96,084,303
Legrand S.A.	1,689,393	94,793,713
LVMH Moet Hennessy Louis Vuitton SE	2,888,816	505,821,621
Pernod Ricard S.A.(a)	1,223,596	141,241,047
Publicis Groupe S.A.	1,063,787	78,607,199
Rallye S.A.	454,621	13,681,610
Remy Cointreau S.A.(a)	296,169	21,333,949
Rubis SCA(a)	460,441	31,530,414
Safran S.A.	2,265,498	153,447,194
Saft Groupe S.A.	233,518	9,106,501
Sanofi	8,764,920	861,740,649
Schneider Electric SE	4,788,107	330,390,880
SCOR SE	3,269,012	115,261,625
Societe BIC S.A.	329,559	52,508,829
Sodexo S.A.	908,330	86,207,374
Technicolor S.A. Registered Shares	1,986,319	12,946,965
Technip S.A.	878,970	54,373,418
Teleperformance	229,188	16,182,243
Valeo S.A.	351,369	55,337,862
Vallourec S.A.(a)	2,088,527	42,631,311
Zodiac Aerospace(a)	740,631	24,096,161

Total France		5,287,255,688

Germany - 25.1%
adidas AG(a)	1,565,901	119,775,493
Bayer AG Registered Shares	4,743,646	663,578,203
Bayerische Motoren Werke AG	5,919,101	647,503,174
Brenntag AG	692,776	39,698,352
Daimler AG Registered Shares(a)	10,029,080	912,278,028
Duerr AG	117,582	10,947,183
Fresenius Medical Care AG & Co. KGaA	1,029,007	84,888,305
Fresenius SE & Co. KGaA	1,522,851	97,648,565
GEA Group AG	1,209,684	53,926,671
Hannover Rueck SE	1,296,215	125,345,820
HeidelbergCement AG	835,107	66,184,769
Hochtief AG(a)	464,979	36,006,530
Infineon Technologies AG	5,557,421	68,917,829
K+S AG Registered Shares(a)	2,241,794	94,379,626
Krones AG	101,920	10,647,316
LANXESS AG(a)	266,552	15,707,918
Linde AG	1,009,277	191,058,726
Merck KGaA	1,457,922	145,190,354
MTU Aero Engines AG	224,963	21,147,657
NORMA Group SE	147,690	7,461,800
OSRAM Licht AG	717,954	34,361,607
SAP SE(a)	6,879,747	479,854,889
Siemens AG Registered Shares	9,754,940	982,009,938
Software AG	381,153	10,438,650
Symrise AG	415,445	25,769,019
Wacker Chemie AG(a)	294,354	30,369,948

Total Germany		4,975,096,370

Ireland - 0.9%
CRH PLC	5,295,564	149,396,026
Glanbia PLC	1,576,396	30,965,690

Total Ireland		180,361,716

Italy - 2.4%
DiaSorin SpA	372,984	17,017,950
Interpump Group SpA	1,189,956	19,198,292
Luxottica Group SpA(a)	4,397,375	292,258,448
Moncler SpA	871,685	16,141,865
Parmalat SpA	3,005,636	7,843,076
Piaggio & C. SpA	3,926,676	13,169,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2015

Investments	Shares	Value
Pirelli & C. SpA	4,161,517	$70,200,575
Salini Impregilo SpA	3,255,384	14,871,309
Salvatore Ferragamo SpA(a)	946,131	28,399,585

Total Italy		479,100,157

Netherlands - 7.5%
Akzo Nobel N.V.	2,031,632	147,748,058
Arcadis N.V.	644,329	17,710,872
ASM International N.V.	368,709	17,030,358
ASML Holding N.V.(a)	1,171,627	121,013,056
BE Semiconductor Industries N.V.	937,622	26,080,894
Boskalis Westminster N.V.	1,436,997	70,288,375
Corbion N.V.	525,453	10,383,128
Gemalto N.V.(a)	211,813	18,851,842
Gemalto N.V.	272	24,209
Heineken Holding N.V.	1,099,858	77,142,814
Heineken N.V.	3,611,935	273,942,112
Koninklijke Ahold N.V.	9,072,348	169,821,278
Koninklijke DSM N.V.	2,154,409	124,823,002
Koninklijke Philips N.V.	11,223,419	285,367,125
Koninklijke Vopak N.V.(a)	962,231	48,529,408
Wolters Kluwer N.V.	2,859,717	84,898,869

Total Netherlands		1,493,655,400

Portugal - 0.5%
Galp Energia, SGPS, S.A.	7,592,383	88,993,230

Spain - 18.8%
Abengoa S.A. Class B(a)	12,022,725	37,775,928
Acerinox S.A.	3,920,211	54,205,624
ACS Actividades de Construccion y Servicios S.A.	6,112,090	196,505,153
Banco Bilbao Vizcaya Argentaria S.A.	101,817,568	997,409,550
Banco Santander S.A.	127,347,202	888,800,478
Duro Felguera S.A.	993,169	4,039,049
Grifols S.A.(a)	1,351,708	54,414,416
Mapfre S.A.(a)	68,668,397	236,187,366
Obrascon Huarte Lain S.A.(a)	2,068,949	35,189,226
Prosegur Cia de Seguridad S.A.(a)	4,439,951	24,339,206
Tecnicas Reunidas S.A.(a)	1,300,730	66,811,497
Telefonica S.A.	76,706,220	1,089,692,319
Viscofan S.A.	479,091	28,958,821

Total Spain		3,714,328,633

Switzerland - 0.7%
STMicroelectronics N.V.(a)	17,415,258	142,425,940

United Kingdom - 5.8%
CNH Industrial N.V.	14,857,430	135,412,925
Reed Elsevier N.V.	7,415,733	175,787,009
Unilever N.V. CVA(a)	20,210,974	841,199,697

Total United Kingdom		1,152,399,631

TOTAL COMMON STOCKS (Cost: $20,148,282,618)		19,807,675,802

RIGHTS - 0.0%

Spain - 0.0%
Acerinox S.A., expiring 7/1/15* (Cost $1,807,399)	3,583,058	1,592,905

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $355,073,884)(c)	355,073,884	355,073,884

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $20,505,163,901)		20,164,342,591
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.8)%		(349,235,738)

NET ASSETS - 100.0%		$19,815,106,853

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $347,500,808 and the total market value of the collateral held by the Fund was $365,350,887. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,277,003. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.4%

Austria - 4.0%
Austria Technologie & Systemtechnik AG	15,995	$231,503
Lenzing AG	10,266	730,912
Oesterreichische Post AG	44,765	2,058,181
POLYTEC Holding AG	43,546	382,329
RHI AG	20,540	510,923
Schoeller-Bleckmann Oilfield Equipment AG	5,667	342,417
Semperit AG Holding	9,263	381,871
UNIQA Insurance Group AG	188,997	1,703,385
Vienna Insurance Group AG Wiener Versicherung Gruppe	52,304	1,793,478
Wienerberger AG	17,807	279,851
Zumtobel Group AG	11,390	338,272

Total Austria		8,753,122

Belgium - 8.4%
Ackermans & van Haaren N.V.	9,830	1,398,098
Barco N.V.	5,684	364,027
bpost S.A.	135,487	3,719,645
Cie d’Entreprises CFE	7,234	898,301
Cofinimmo S.A.	21,455	2,216,247
D’ieteren S.A./N.V.	21,347	763,493
Econocom Group S.A./N.V.	40,323	331,343
Elia System Operator S.A./N.V.	27,617	1,116,674
Euronav N.V.	33,304	489,074
EVS Broadcast Equipment S.A.(a)	17,832	516,579
Exmar N.V.	43,307	430,558
Fagron	12,596	519,977
Kinepolis Group N.V.	9,651	377,758
Melexis N.V.	9,705	562,292
N.V. Bekaert S.A.(a)	32,514	916,908
Ontex Group N.V.	8,590	257,651
Umicore S.A.	47,142	2,233,914
Warehouses De Pauw CVA	14,714	1,135,964

Total Belgium		18,248,503

Finland - 12.3%
Aktia Bank Oyj	35,201	417,703
Amer Sports Oyj	47,672	1,269,476
Aspo Oyj	19,815	165,142
Atria Oyj	14,438	147,034
Cargotec Oyj Class B	17,207	652,808
Caverion Corp.	43,349	431,314
Citycon Oyj*	291,104	727,188
Cramo Oyj	23,351	450,106
Elisa Oyj	133,322	4,223,202
F-Secure Oyj	66,771	233,604
Huhtamaki Oyj	30,776	950,536
Kemira Oyj	125,052	1,419,803
Kesko Oyj Class B	36,882	1,282,541
Konecranes Oyj	28,208	821,249
Metsa Board Oyj	87,717	544,380
Metso Oyj	94,566	2,596,204
Nokian Renkaat Oyj(a)	96,489	3,022,051
Orion Oyj Class B	69,435	2,427,697
Outotec Oyj(a)	65,212	419,607
PKC Group Oyj	12,872	284,401
Ramirent Oyj	112,581	821,617
Technopolis Oyj	92,422	372,775
Tieto Oyj	57,848	1,349,672
Tikkurila Oyj	17,275	343,188
Valmet Oyj	61,875	694,927
YIT Oyj	85,806	612,828

Total Finland		26,681,053

France - 16.9%
Alten S.A.	11,485	533,170
Altran Technologies S.A.	47,634	511,313
Arkema S.A.	31,262	2,251,200
Assystem	14,162	251,680
BioMerieux	5,833	620,407
Bourbon S.A.(a)	46,575	757,650
Eiffage S.A.	33,818	1,880,233
Elior(b)	28,762	575,717
Eurazeo S.A.	20,131	1,331,218
Faurecia	14,601	600,143
Gaztransport Et Technigaz S.A.	18,432	1,165,266
Havas S.A.	116,548	971,336
Ipsen S.A.	26,324	1,451,405
IPSOS	16,598	428,772
Korian-Medica	23,585	783,359
Lagardere SCA	91,871	2,677,807
Metropole Television S.A.	95,486	1,854,386
Neopost S.A.	50,885	2,188,185
Nexity S.A.	38,908	1,525,965
Orpea(a)	9,567	668,887
Plastic Omnium S.A.	21,296	542,303
Rallye S.A.	20,928	629,819
Remy Cointreau S.A.	13,169	948,603
Rubis SCA	23,735	1,625,343
Saft Groupe S.A.	8,187	319,268
SEB S.A.	15,968	1,487,373
Societe d’Edition de Canal Plus S.A.	69,899	591,899
Societe Television Francaise 1	55,040	948,706
Sopra Steria Group	4,610	414,256
Tarkett S.A.	27,117	584,636
Technicolor S.A. Registered Shares	53,849	350,992
Teleperformance	12,526	884,421
Vallourec S.A.(a)	81,364	1,660,814
Vicat	17,745	1,214,957
Wendel S.A.(a)	13,112	1,606,302

Total France		36,837,791

Germany - 16.2%
Aareal Bank AG	30,451	1,194,962
alstria office REIT-AG*	54,290	698,961
Aurelius AG	13,271	566,990
Aurubis AG	13,839	812,603
BayWa AG(a)	15,196	513,529
Bechtle AG	6,998	530,130
Bertrandt AG	4,094	537,121
Bilfinger SE(a)	39,284	1,484,905
CompuGroup Medical AG	12,021	420,364
CTS Eventim AG & Co. KGaA	21,061	767,461
DMG MORI AG Bearer Shares	19,642	708,093
Drillisch AG	38,512	1,716,188
Duerr AG	4,961	461,882
ElringKlinger AG(a)	20,468	549,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2015

Investments	Shares	Value
Freenet AG	104,594	$3,521,215
Fuchs Petrolub SE	20,773	791,568
Gerresheimer AG	7,674	478,051
Hamburger Hafen und Logistik AG	34,746	702,659
Hochtief AG	27,467	2,126,959
Indus Holding AG	8,801	443,136
Jenoptik AG	24,478	295,098
KION Group AG*	19,494	933,318
Kloeckner & Co. SE	50,585	456,249
Krones AG	5,210	544,275
KUKA AG(a)	3,915	325,936
LANXESS AG	16,345	963,211
LEG Immobilien AG*	24,567	1,705,857
Leoni AG	8,973	566,171
MLP AG	87,698	367,401
MTU Aero Engines AG	10,114	950,767
NORMA Group SE	6,831	345,125
Pfeiffer Vacuum Technology AG	5,119	455,831
Rheinmetall AG	4,899	248,278
Rhoen Klinikum AG	38,824	1,040,997
Sixt SE	8,683	376,777
Software AG	28,092	769,357
Stada Arzneimittel AG	22,100	744,994
Stroeer Media SE(a)	8,106	378,428
Suedzucker AG(a)	123,696	2,056,994
Takkt AG	24,231	443,040
TLG Immobilien AG	16,414	265,274
Wacker Neuson SE	29,058	608,677
Wincor Nixdorf AG	26,783	1,052,812
Wirecard AG	8,446	323,252

Total Germany		35,244,849

Ireland - 2.1%
Aer Lingus Group PLC	181,776	488,109
C&C Group PLC	166,098	650,693
Fyffes PLC	164,575	258,551
Glanbia PLC	38,620	758,626
Irish Continental Group PLC	86,955	381,728
Kingspan Group PLC	29,742	717,449
Origin Enterprises PLC*	33,135	293,506
Paddy Power PLC	12,688	1,086,709

Total Ireland		4,635,371

Italy - 20.5%
A2A SpA	1,531,140	1,825,416
ACEA SpA	60,704	770,378
Anima Holding SpA(b)	93,486	820,797
Ansaldo STS SpA	50,426	524,484
Ascopiave SpA	260,758	628,721
Astaldi SpA(a)	39,112	362,574
ASTM SpA	59,286	780,127
Azimut Holding SpA	63,678	1,861,729
Banca Generali SpA	59,315	2,087,083
Banca IFIS SpA	26,397	572,937
Banca Popolare di Milano Scarl	1,578,904	1,664,217
Banca Popolare di Sondrio SCARL	109,894	535,570
Brembo SpA	15,132	645,066
Cementir Holding SpA	48,428	317,006
Credito Emiliano SpA	110,924	913,341
Danieli & C. Officine Meccaniche SpA RSP	20,051	303,835
Datalogic SpA	19,898	290,875
Davide Campari-Milano SpA	101,157	769,240
De’ Longhi	44,897	1,028,498
DiaSorin SpA	11,487	524,111
Ei Towers SpA	8,517	512,915
ERG SpA	102,154	1,224,703
Falck Renewables SpA	264,148	333,163
FinecoBank Banca Fineco SpA	262,534	1,943,765
Hera SpA	834,440	2,086,321
Immobiliare Grande Distribuzione SIIQ SpA	594,657	516,802
Industria Macchine Automatiche SpA	16,306	759,428
Interpump Group SpA	18,295	295,164
Intesa Sanpaolo SpA RSP	416,231	1,327,294
Iren SpA	776,622	1,062,603
Italcementi SpA	84,222	555,534
MARR SpA	37,061	656,564
Mediolanum SpA	382,336	3,152,391
Moncler SpA	31,886	590,465
Parmalat SpA	129,044	336,735
Piaggio & C. SpA	141,494	474,534
Prysmian SpA	77,258	1,668,247
RAI Way SpA(b)	111,134	532,450
Recordati SpA	85,872	1,799,714
Salini Impregilo SpA	77,626	354,613
Salvatore Ferragamo SpA	35,073	1,052,770
Societa Cattolica di Assicurazioni SCRL	140,579	1,109,746
Societa Iniziative Autostradali e Servizi SpA	115,906	1,235,893
Tod’s SpA(a)	10,918	1,036,444
Unipol Gruppo Finanziario SpA(a)	264,184	1,342,253
UnipolSai SpA	308,355	763,411
Vittoria Assicurazioni SpA	33,965	374,654
Zignago Vetro SpA	48,082	282,330

Total Italy		44,606,911

Netherlands - 5.7%
Aalberts Industries N.V.	31,428	932,855
Accell Group	21,009	389,747
Arcadis N.V.	33,019	907,603
ASM International N.V.	14,014	647,295
BE Semiconductor Industries N.V.	38,660	1,075,366
Beter Bed Holding N.V.	13,335	334,302
BinckBank N.V.	58,040	552,913
Brunel International N.V.(a)	31,166	617,934
Delta Lloyd N.V.	211,516	3,470,257
Euronext N.V.(b)	23,830	937,795
NSI N.V.	158,160	622,063
TKH Group N.V. CVA	22,161	927,794
TNT Express N.V.(a)	91,219	773,350
USG People N.V.	20,796	308,405

Total Netherlands		12,497,679

Portugal - 3.1%
Altri, SGPS, S.A.	76,937	280,058
CTT-Correios de Portugal S.A.	94,444	973,794
NOS, SGPS S.A.	168,975	1,350,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2015

Investments	Shares	Value
Portucel S.A.	347,978	$1,337,624
REN - Redes Energeticas Nacionais, SGPS, S.A.	309,239	865,175
Semapa-Sociedade de Investimento e Gestao	52,448	707,679
Sonae, SGPS, S.A.	947,527	1,242,599

Total Portugal		6,757,592

Spain - 10.2%
Abengoa S.A. Class B(a)	419,048	1,316,667
Acerinox S.A.	109,030	1,507,582
Atresmedia Corp. de Medios de Comunicaion S.A.	51,808	802,370
Bolsas y Mercados Espanoles SHMSF S.A.	64,884	2,622,817
Cia de Distribucion Integral Logista Holdings S.A.*	56,951	1,129,495
Cie Automotive S.A.	28,081	454,612
Distribuidora Internacional de Alimentacion S.A.	218,531	1,667,887
Duro Felguera S.A.	184,272	749,403
Ebro Foods S.A.	83,361	1,612,411
Ence Energia y Celulosa S.A.	130,555	445,848
Faes Farma S.A.	153,438	395,774
Faes Farma S.A.*	1,517	3,921
Grupo Catalana Occidente S.A.	48,232	1,495,587
Indra Sistemas S.A.(a)	98,546	1,012,795
Mediaset Espana Comunicacion S.A.	55,347	724,903
Miquel y Costas & Miquel S.A.	2,267	79,389
Obrascon Huarte Lain S.A.(a)	41,333	703,003
Papeles y Cartones de Europa S.A.	41,728	237,348
Prosegur Cia de Seguridad S.A.	136,707	749,409
Tecnicas Reunidas S.A.	26,092	1,340,206
Viscofan S.A.	16,101	973,231
Zardoya Otis S.A.(a)	204,971	2,231,260

Total Spain		22,255,918

TOTAL COMMON STOCKS (Cost: $216,554,556)		216,518,789

RIGHTS - 0.1%

Spain - 0.1%
Acerinox S.A., expiring 7/1/15*	160,929	71,544
Zardoya Otis S.A., expiring 7/6/15*(a)	159,033	69,283

TOTAL RIGHTS (Cost: $158,050)		140,827

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $6,957,929)(d)	6,957,929	6,957,929
TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $223,670,535)		223,617,545
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.7)%		(5,797,365)

NET ASSETS - 100.0%		$217,820,180

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $7,082,090 and the total market value of the collateral held by the Fund was $7,449,176. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $491,247. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.2%

Austria - 1.7%
Austria Technologie & Systemtechnik AG	74,636	$1,080,241
CAT Oil AG	84,569	904,577
Lenzing AG	49,022	3,490,238
POLYTEC Holding AG	131,277	1,152,598
RHI AG	118,692	2,952,406
Schoeller-Bleckmann Oilfield Equipment AG	47,453	2,867,255
Semperit AG Holding	28,180	1,161,732
Wienerberger AG(a)	127,378	2,001,846
Zumtobel Group AG	32,935	978,136

Total Austria		16,589,029

Belgium - 4.8%
Barco N.V.	37,349	2,391,987
Cofinimmo S.A.	155,963	16,110,584
Econocom Group S.A./N.V.(a)	196,121	1,611,570
Euronav N.V.	246,128	3,614,428
EVS Broadcast Equipment S.A.	43,397	1,257,176
Exmar N.V.	249,592	2,481,445
Fagron	81,024	3,344,761
Kinepolis Group N.V.	66,996	2,622,347
N.V. Bekaert S.A.	219,358	6,185,983
Recticel S.A.(a)	230,351	1,249,920
Warehouses De Pauw CVA	80,580	6,221,011

Total Belgium		47,091,212

Denmark - 3.0%
Alm Brand A/S	247,215	1,580,333
DFDS A/S	33,081	4,575,300
Matas A/S	180,091	3,832,983
NKT Holding A/S	23,142	1,327,624
Rockwool International A/S Class B	13,368	2,004,611
Royal Unibrew A/S	171,007	5,843,861
Schouw & Co.	67,129	3,504,187
SimCorp A/S	90,867	3,616,874
Spar Nord Bank A/S	267,986	2,961,923

Total Denmark		29,247,696

Finland - 6.6%
Aspo Oyj	66,359	553,050
Atria Oyj	50,423	513,497
Caverion Corp.	301,014	2,995,031
Cramo Oyj	121,540	2,342,764
Elektrobit Oyj	172,020	900,824
F-Secure Oyj	358,559	1,254,450
HKScan Oyj Class A	146,032	867,238
Kemira Oyj	883,761	10,033,955
Konecranes Oyj	237,853	6,924,863
Lassila & Tikanoja Oyj	22,044	378,491
Metsa Board Oyj	774,348	4,805,676
Outotec Oyj(a)	196,060	1,261,549
PKC Group Oyj(a)	88,333	1,951,681
Raisio Oyj Class V(a)	403,159	1,814,767
Ramirent Oyj	473,739	3,457,352
Sanoma Oyj(a)	715,388	3,706,446
Technopolis Oyj	271,065	1,093,315
Tieto Oyj	345,566	8,062,520
Tikkurila Oyj	143,899	2,858,724
Uponor Oyj(a)	203,840	3,068,371
Valmet Oyj	384,215	4,315,171
YIT Oyj(a)	273,504	1,953,371

Total Finland		65,113,106

France - 4.4%
Albioma S.A.(a)	117,246	1,779,255
Alten S.A.	88,815	4,123,071
Altran Technologies S.A.	297,813	3,196,785
Haulotte Group S.A.	2,693	48,909
IPSOS(a)	108,345	2,798,847
Jacquet Metal Service(a)	69,363	1,375,660
Lectra	90,380	1,288,978
Montupet	18,389	1,320,517
Neopost S.A.	363,614	15,636,328
Saft Groupe S.A.	63,819	2,488,749
Societe d’Edition de Canal Plus S.A.	481,934	4,080,978
Sopra Steria Group	31,232	2,806,514
Tarkett S.A.	135,130	2,913,372

Total France		43,857,963

Germany - 9.2%
Adler Modemaerkte AG	79,287	905,501
alstria office REIT-AG*	425,736	5,481,172
Aurelius AG	77,100	3,294,020
BayWa AG(a)	43,394	1,466,443
Bechtle AG	41,800	3,166,536
Bertrandt AG	22,904	3,004,937
Bilfinger SE	247,123	9,341,060
Carl Zeiss Meditec AG Bearer Shares	170,979	4,356,845
CompuGroup Medical AG(a)	80,725	2,822,886
Elmos Semiconductor AG	47,590	986,261
ElringKlinger AG	166,507	4,473,865
Gerresheimer AG	43,863	2,732,442
Gerry Weber International AG	205,322	4,705,794
GFT Technologies AG	55,652	1,147,758
Hamburger Hafen und Logistik AG(a)	162,010	3,276,284
Indus Holding AG	66,642	3,355,471
Jenoptik AG	76,700	924,668
Kloeckner & Co. SE	299,937	2,705,266
MLP AG	464,912	1,947,699
NORMA Group SE	52,063	2,630,400
Pfeiffer Vacuum Technology AG	23,606	2,102,040
QSC AG(a)	776,933	1,591,946
RIB Software AG	59,755	963,065
SHW AG	24,032	1,152,592
Sixt SE	64,108	2,781,807
Stroeer Media SE(a)	54,299	2,534,948
Takkt AG	121,314	2,218,108
TLG Immobilien AG	119,020	1,923,538
VTG AG(a)	69,803	1,633,264
Wacker Neuson SE	179,578	3,761,613
Wincor Nixdorf AG	183,569	7,215,909

Total Germany		90,604,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2015

Investments	Shares	Value
Ireland - 2.4%
Aer Lingus Group PLC	1,182,861	$3,176,244
C&C Group PLC	879,597	3,445,845
Greencore Group PLC	786,412	3,883,522
Hibernia REIT PLC	989,307	1,388,880
IFG Group PLC	506,104	1,102,426
Irish Continental Group PLC	581,900	2,554,511
Origin Enterprises PLC*	378,334	3,351,241
Total Produce PLC	851,683	1,149,173
UDG Healthcare PLC	462,236	3,557,736

Total Ireland		23,609,578

Italy - 9.0%
Amplifon SpA(a)	230,155	1,791,224
Ansaldo STS SpA	323,229	3,361,923
Ascopiave SpA	1,470,520	3,545,613
Astaldi SpA(a)	232,738	2,157,515
ASTM SpA	304,471	4,006,443
Banca IFIS SpA	212,396	4,609,973
Banca Popolare di Sondrio SCARL	737,709	3,595,232
Banco di Desio e della Brianza SpA	369,214	1,378,117
Biesse SpA	64,789	1,079,931
Cairo Communication SpA(a)	304,083	1,588,338
Cementir Holding SpA	331,498	2,169,961
Danieli & C. Officine Meccaniche SpA RSP	163,316	2,474,747
Datalogic SpA	119,095	1,740,967
Ei Towers SpA	64,994	3,914,101
ERG SpA	664,850	7,970,748
Falck Renewables SpA(a)	1,930,177	2,434,483
Immobiliare Grande Distribuzione SIIQ SpA	3,164,158	2,749,893
Industria Macchine Automatiche SpA	101,900	4,745,845
Interpump Group SpA	159,562	2,574,312
Iren SpA	5,256,578	7,192,247
MARR SpA	261,301	4,629,151
Moleskine SpA	738,550	1,162,747
Nice SpA	23,916	68,750
Piaggio & C. SpA	994,441	3,335,098
RAI Way SpA(b)	815,133	3,905,351
Societa Cattolica di Assicurazioni SCRL	969,427	7,652,760
Trevi Finanziaria Industriale SpA(a)	662,174	1,446,077
Vittoria Assicurazioni SpA	167,504	1,847,666

Total Italy		89,129,213

Netherlands - 3.5%
Accell Group	106,118	1,968,641
BE Semiconductor Industries N.V.	268,163	7,459,222
Beter Bed Holding N.V.	76,728	1,923,533
BinckBank N.V.	359,278	3,422,629
Brunel International N.V.(a)	211,566	4,194,759
Corbion N.V.	79,097	1,562,983
IMCD Group N.V.	32,134	1,163,620
Kendrion N.V.	52,114	1,521,895
NSI N.V.	819,146	3,221,804
TKH Group N.V. CVA	127,152	5,323,354
USG People N.V.(a)	101,751	1,508,967
Wessanen	127,289	1,117,442

Total Netherlands		34,388,849

Norway - 5.9%
ABG Sundal Collier Holding ASA	3,798,751	3,225,377
Aker Solutions ASA	1,015,301	5,678,201
American Shipping ASA*	194,415	1,000,802
Austevoll Seafood ASA	525,178	2,743,542
Borregaard ASA	290,639	2,050,265
Entra ASA(b)	584,840	5,426,542
Hexagon Composites ASA	435,689	1,434,299
Leroy Seafood Group ASA	253,992	8,264,627
Norway Royal Salmon ASA	122,835	971,907
Petroleum Geo-Services ASA	413,764	2,218,837
Protector Forsikring ASA	319,403	2,750,499
Selvaag Bolig ASA	534,776	1,740,104
SpareBank 1 Nord Norge	522,445	2,742,546
SpareBank 1 SMN(a)	526,427	4,382,710
SpareBank 1 SR-Bank ASA	314,203	2,086,699
Tomra Systems ASA	338,274	3,084,990
Veidekke ASA	374,510	4,165,189
XXL ASA(b)	346,311	3,807,550

Total Norway		57,774,686

Portugal - 2.0%
Altri, SGPS, S.A.	482,790	1,757,400
CTT-Correios de Portugal S.A.	700,831	7,226,132
REN - Redes Energeticas Nacionais, SGPS, S.A.	2,343,977	6,557,876
Semapa-Sociedade de Investimento e Gestao	313,629	4,231,784

Total Portugal		19,773,192

Spain - 3.0%
Cie Automotive S.A.(a)	212,550	3,441,041
Duro Felguera S.A.	1,199,175	4,876,841
Ence Energia y Celulosa S.A.	884,167	3,019,450
Faes Farma S.A.*	16,763	43,331
Faes Farma S.A.	755,014	1,947,463
Indra Sistemas S.A.	682,800	7,017,395
Laboratorios Farmaceuticos Rovi S.A.	79,707	1,244,222
Miquel y Costas & Miquel S.A.	37,570	1,315,675
Obrascon Huarte Lain S.A.	253,334	4,308,771
Papeles y Cartones de Europa S.A.	360,244	2,049,064
Pescanova S.A.*†	3,781	0
Tubacex S.A.	314,336	896,597

Total Spain		30,159,850

Sweden - 11.9%
Acando AB	941,463	1,480,698
AddTech AB Class B	72,853	1,108,489
AF AB Class B(a)	199,012	2,704,261
Avanza Bank Holding AB	65,661	2,385,874
B&B Tools AB Class B	66,247	946,100
Betsson AB*	202,672	2,926,195
Bilia AB Class A	234,674	4,178,739
Bufab Holding AB	171,695	1,018,065
Bulten AB	104,430	1,025,736
Byggmax Group AB	286,941	1,945,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2015

Investments	Shares	Value
Clas Ohlson AB Class B	225,428	$3,952,971
Com Hem Holding AB	300,676	2,784,809
Duni AB	140,199	1,896,636
Granges AB	168,742	1,199,853
Gunnebo AB	171,070	756,646
Haldex AB	115,250	1,520,925
Hemfosa Fastigheter AB	133,875	1,363,355
HIQ International AB*	393,609	2,058,768
Holmen AB Class B	252,719	7,367,608
Husqvarna AB Class A	157,491	1,191,029
Indutrade AB	87,839	4,038,635
Inwido AB	114,728	1,247,870
KappAhl AB	306,464	1,074,794
KNOW IT AB	195,077	1,246,048
Kungsleden AB	499,435	3,385,745
Lifco AB Class B	141,154	2,883,471
Lindab International AB	160,628	1,358,006
Loomis AB Class B(a)	183,628	5,147,559
Mekonomen AB(a)	118,320	2,887,593
Modern Times Group MTG AB Class B	302,437	8,106,296
Mycronic AB	135,338	982,719
NetEnt AB*	73,878	2,866,974
New Wave Group AB Class B(a)	181,870	935,926
Nobia AB	401,581	4,215,451
Nolato AB Class B	116,476	2,660,103
Peab AB	1,038,967	7,669,386
Platzer Fastigheter Holding AB Class B	160,838	662,930
Ratos AB Class B	1,593,771	10,276,197
Scandi Standard AB	211,718	1,288,552
Semcon AB	50,058	303,153
Skandinaviska Enskilda Banken AB Class C	114,722	1,389,522
SkiStar AB	101,715	1,170,688
Svenska Handelsbanken AB Class B(a)	129,861	1,879,639
Thule Group AB (The)(b)	111,875	1,358,410
Wihlborgs Fastigheter AB	264,711	4,306,838

Total Sweden		117,154,478

Switzerland - 3.2%
Ascom Holding AG Registered Shares	126,164	2,220,746
Cembra Money Bank AG*	173,600	10,588,198
EFG International AG*	319,654	4,532,037
Gategroup Holding AG*	44,386	1,401,088
Implenia AG Registered Shares	60,497	3,382,343
Kudelski S.A. Bearer Shares	129,637	1,837,986
Mobilezone Holding AG Registered Shares	146,140	2,674,008
Swissquote Group Holding S.A. Registered Shares	47,987	1,437,736
Tecan Group AG Registered Shares	17,120	2,051,725
U-Blox AG*	7,802	1,579,518

Total Switzerland		31,705,385

United Kingdom - 28.6%
A.G.BARR PLC	140,917	1,362,964
Abcam PLC	193,801	1,578,817
Acacia Mining PLC	231,266	1,098,047
Al Noor Hospitals Group PLC	112,364	1,669,956
Alent PLC	421,043	2,449,384
Assura PLC	1,942,751	1,672,813
AVEVA Group PLC	65,190	1,853,640
Bank of Georgia Holdings PLC	92,158	2,826,270
Big Yellow Group PLC	336,727	3,376,013
Bloomsbury Publishing PLC	65,060	168,828
Bodycote PLC	532,391	5,643,345
Bovis Homes Group PLC	277,675	4,860,467
Brewin Dolphin Holdings PLC	541,979	2,488,070
Capital & Regional PLC	1,174,235	1,061,864
Card Factory PLC	397,237	2,017,893
Central Asia Metals PLC(a)	436,309	1,200,821
Chemring Group PLC	239,865	829,919
Chesnara PLC	391,478	2,000,952
Chime Communications PLC	11,917	48,729
Cineworld Group PLC	497,128	3,603,470
Communisis PLC	330,503	241,699
Computacenter PLC	147,427	1,799,222
Concentric AB	133,195	1,577,151
Costain Group PLC	221,749	1,143,883
Countrywide PLC	381,569	3,408,532
Cranswick PLC	82,899	2,080,790
Crest Nicholson Holdings PLC	433,786	3,830,640
Dairy Crest Group PLC(a)	361,520	3,027,596
De La Rue PLC(a)	441,715	3,647,098
Debenhams PLC	3,360,889	4,717,462
Dechra Pharmaceuticals PLC	126,843	1,960,948
Development Securities PLC	234,166	1,021,958
Devro PLC(a)	311,304	1,482,227
Dignity PLC	28,946	975,566
Diploma PLC	151,636	1,926,902
Domino’s Pizza Group PLC	278,823	3,407,184
E2V Technologies PLC	447,002	1,764,531
Electrocomponents PLC(a)	1,286,572	4,285,545
Elementis PLC	527,894	2,130,342
EMIS Group PLC	102,926	1,492,458
esure Group PLC	1,037,823	4,145,749
FDM Group Holdings PLC	133,096	801,696
Fenner PLC	764,547	2,491,981
Ferrexpo PLC	2,232,009	2,334,337
Fidessa Group PLC	86,232	3,085,289
Foxtons Group PLC	384,310	1,431,834
Galliford Try PLC	172,677	4,717,157
GAME Digital PLC	330,701	1,352,243
Genus PLC	59,456	1,334,337
Go-Ahead Group PLC	90,224	3,737,523
Greggs PLC	166,021	3,088,828
Halfords Group PLC	404,365	3,357,790
Hargreaves Services PLC(a)	212,953	1,143,722
Helical Bar PLC	187,177	1,187,796
HellermannTyton Group PLC	246,328	1,331,882
Hill & Smith Holdings PLC	155,590	1,657,819
Home Retail Group PLC	1,337,816	3,555,733
Homeserve PLC	591,034	4,000,652
Hunting PLC	265,588	2,547,911
Interserve PLC	333,486	3,464,148
ITE Group PLC(a)	442,841	1,190,940
J D Wetherspoon PLC	119,740	1,483,923
James Fisher & Sons PLC	60,862	1,296,018
James Halstead PLC	226,389	1,431,289
JD Sports Fashion PLC	129,508	1,439,998
John Menzies PLC	191,307	1,473,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2015

Investments	Shares	Value
Just Retirement Group PLC	639,567	$1,744,139
Kcom Group PLC	1,190,348	1,750,377
Keller Group PLC	102,221	1,644,606
Kier Group PLC	161,350	3,610,937
Ladbrokes PLC	4,646,258	9,484,709
Laird PLC	645,378	3,732,105
Lavendon Group PLC	335,742	1,049,443
Lookers PLC	502,351	1,252,226
LSL Property Services PLC	204,139	1,252,093
M&C Saatchi PLC	29,925	138,483
Marshalls PLC	366,312	1,797,429
Marston’s PLC(a)	1,736,483	4,391,396
McBride PLC*	720,706	1,156,124
McColl’s Retail Group PLC	435,427	1,210,377
Mitie Group PLC(a)	889,615	4,407,158
Morgan Advanced Materials PLC	520,375	2,671,238
N Brown Group PLC	800,373	4,307,432
NCC Group PLC	274,319	930,792
NMC Health PLC	95,203	1,190,320
Northgate PLC	146,817	1,327,670
Nostrum Oil & Gas PLC	373,625	3,481,531
Novae Group PLC	183,518	2,049,194
Numis Corp. PLC	271,554	1,051,668
OneSavings Bank PLC	199,507	988,359
Oxford Instruments PLC(a)	59,568	909,190
Pace PLC	242,590	1,420,404
Pan African Resources PLC	6,468,318	966,409
PayPoint PLC	169,094	2,635,408
Pendragon PLC	2,525,552	1,509,336
Photo-Me International PLC	463,503	1,029,644
Polar Capital Holdings PLC	253,821	1,812,297
Polypipe Group PLC	257,601	1,099,926
Premier Farnell PLC	1,222,334	3,323,769
Rank Group PLC	671,206	2,325,500
Redde PLC(a)	970,842	2,087,959
Restaurant Group PLC (The)(a)	287,189	3,143,569
Ricardo PLC	66,959	907,742
RPS Group PLC	538,357	1,907,134
Safestore Holdings PLC	362,600	1,612,413
Savills PLC	242,222	3,603,717
Schroders PLC Non-Voting Shares	111,731	4,278,767
Senior PLC	443,412	2,001,407
Shanks Group PLC	940,533	1,505,062
SIG PLC	814,058	2,566,940
Soco International PLC	1,252,834	3,467,785
Spirent Communications PLC	981,262	1,400,482
St. Ives PLC	502,465	1,422,408
St. Modwen Properties PLC	169,625	1,208,198
SThree PLC	167,034	983,791
Synthomer PLC(a)	557,063	2,729,907
Ted Baker PLC	44,030	2,019,213
Telecom Plus PLC	263,878	4,108,510
Trinity Mirror PLC	414,655	978,192
Tullett Prebon PLC	681,471	3,932,250
Tyman PLC	289,177	1,459,872
UK Mail Group PLC	20,615	169,563
Ultra Electronics Holdings PLC	110,833	3,088,722
Unite Group PLC (The)	234,748	2,109,911
UTV Media PLC	84,043	184,714
Vesuvius PLC	670,632	4,482,489
WS Atkins PLC	143,365	3,418,128
Zoopla Property Group PLC(b)	242,051	1,058,273

Total United Kingdom		282,306,902

TOTAL COMMON STOCKS (Cost: $1,005,679,829)		978,505,277

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $3,989,349)	64,200	3,791,010

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(d) (Cost: $39,285,328)(e)	39,285,328	39,285,328

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $1,048,954,506)		1,021,581,615
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.6)%		(35,877,383)

NET ASSETS - 100.0%		$985,704,232

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(e)

At June 30, 2015, the total market value of the Fund’s securities on loan was $37,384,505 and the total market value of the collateral held by the Fund was $39,315,309. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $29,981. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.0%

Germany - 100.0%

Aerospace & Defense - 0.4%
MTU Aero Engines AG	14,284	$1,342,768

Air Freight & Logistics - 3.3%
Deutsche Post AG Registered Shares	416,856	12,171,198

Auto Components - 2.5%
Continental AG	35,209	8,326,539
ElringKlinger AG(a)	16,539	444,385
Leoni AG	8,354	527,114

Total Auto Components		9,298,038

Automobiles - 15.6%
Bayerische Motoren Werke AG	188,867	20,660,567
Daimler AG Registered Shares	226,321	20,586,901
Volkswagen AG(a)	69,570	16,088,215

Total Automobiles		57,335,683

Capital Markets - 3.3%
Aurelius AG	7,887	336,964
Deutsche Bank AG Registered Shares(a)	389,532	11,696,745

Total Capital Markets		12,033,709

Chemicals - 12.4%
BASF SE	241,177	21,180,463
Evonik Industries AG	160,102	6,105,249
Fuchs Petrolub SE	29,669	1,130,556
K+S AG Registered Shares(a)	99,580	4,192,322
LANXESS AG	29,527	1,740,027
Linde AG	38,700	7,326,009
Symrise AG	31,074	1,927,443
Wacker Chemie AG(a)	18,665	1,925,760

Total Chemicals		45,527,829

Commercial Services & Supplies - 0.6%
Bilfinger SE(a)	54,065	2,043,615

Construction & Engineering - 0.7%
Hochtief AG	33,392	2,585,773

Construction Materials - 0.7%
HeidelbergCement AG	34,022	2,696,347

Diversified Financial Services - 1.5%
Deutsche Boerse AG	66,189	5,475,773

Diversified Telecommunication Services - 5.6%
Deutsche Telekom AG Registered Shares	1,198,454	20,630,653

Electrical Equipment - 0.6%
OSRAM Licht AG	43,279	2,071,353

Food & Staples Retailing - 1.1%
METRO AG	126,863	3,997,399

Food Products - 0.7%
Suedzucker AG(a)	154,571	2,570,428

Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec AG Bearer Shares	3,113	79,325

Health Care Providers & Services - 2.7%
Celesio AG	61,803	1,790,383
Fresenius Medical Care AG & Co. KGaA	45,107	3,721,118
Fresenius SE & Co. KGaA	70,000	4,488,555

Total Health Care Providers & Services		10,000,056

Health Care Technology - 0.1%
CompuGroup Medical AG	7,155	250,204

Hotels, Restaurants & Leisure - 0.7%
TUI AG	162,786	2,629,954

Household Products - 1.2%
Henkel AG & Co. KGaA	47,268	4,502,416

Industrial Conglomerates - 5.9%
Indus Holding AG	2,825	142,241
Rheinmetall AG	2,993	151,683
Siemens AG Registered Shares	213,747	21,517,475

Total Industrial Conglomerates		21,811,399

Insurance - 12.5%
Allianz SE Registered Shares	142,400	22,165,091
Hannover Rueck SE	45,051	4,356,495
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	83,532	14,798,345
Talanx AG	151,514	4,649,217

Total Insurance		45,969,148

Internet & Catalog Retail - 0.0%
Takkt AG	5,676	103,780

IT Services - 0.2%
Bechtle AG	4,693	355,516
Wirecard AG	6,238	238,745

Total IT Services		594,261

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	6,262	390,091

Machinery - 3.5%
DMG MORI AG Bearer Shares	28,849	1,040,005
Duerr AG	6,067	564,853
GEA Group AG	55,243	2,462,685
KION Group AG*	38,914	1,863,092
Krones AG	5,176	540,723
KUKA AG(a)	2,580	214,793
MAN SE	53,025	5,458,443
NORMA Group SE	2,544	128,532
Wacker Neuson SE	19,975	418,415

Total Machinery		12,691,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2015

Investments	Shares	Value
Media - 0.9%
Axel Springer SE	49,208	$2,581,829
CTS Eventim AG & Co. KGaA	9,244	336,851
Stroeer Media SE(a)	6,980	325,861

Total Media		3,244,541

Metals & Mining - 0.9%
Aurubis AG	24,587	1,443,708
Salzgitter AG	3,796	135,598
ThyssenKrupp AG	73,018	1,898,457

Total Metals & Mining		3,477,763

Multi-Utilities - 4.9%
E.ON SE	808,486	10,764,740
RWE AG	333,427	7,164,461

Total Multi-Utilities		17,929,201

Personal Products - 0.8%
Beiersdorf AG	34,071	2,852,458

Pharmaceuticals - 6.9%
Bayer AG Registered Shares	143,793	20,114,887
Merck KGaA	49,458	4,925,383
Stada Arzneimittel AG	12,277	413,859

Total Pharmaceuticals		25,454,129

Road & Rail - 0.0%
Sixt SE	3,321	144,107

Semiconductors & Semiconductor Equipment - 0.9%
Infineon Technologies AG	266,663	3,306,900

Software - 4.2%
SAP SE	213,728	14,907,296
Software AG	25,383	695,165

Total Software		15,602,461

Specialty Retail - 0.6%
Fielmann AG	30,202	2,051,705

Technology Hardware, Storage & Peripherals - 0.5%
Wincor Nixdorf AG	46,341	1,821,617

Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	40,496	3,097,532
Gerry Weber International AG(a)	21,106	483,730
Hugo Boss AG	34,370	3,839,079

Total Textiles, Apparel & Luxury Goods		7,420,341

Thrifts & Mortgage Finance - 0.6%
Aareal Bank AG	51,956	2,038,864

Trading Companies & Distributors - 0.8%
BayWa AG(a)	8,632	291,707
Brenntag AG	44,693	2,561,056

Total Trading Companies & Distributors		2,852,763

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG(a)	18,784	379,864

TOTAL COMMON STOCKS (Cost: $385,608,201)		367,379,455

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $11,853,936)(c)	11,853,936	11,853,936

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $397,462,137)		379,233,391
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.2)%		(11,662,269)

NET ASSETS - 100.0%		$367,571,122

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $12,592,664 and the total market value of the collateral held by the Fund was $13,231,582. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,377,646. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 7.9%
Amcor Ltd.	13,662	$144,068
AMP Ltd.	22,361	103,464
ASX Ltd.(a)	4,246	130,213
Aurizon Holdings Ltd.	29,123	114,829
Australia & New Zealand Banking Group Ltd.	39,294	972,484
BHP Billiton Ltd.	30,335	630,684
Boral Ltd.	14,824	66,653
Brambles Ltd.	15,175	123,633
CIMIC Group Ltd.(a)	5,168	86,394
Coca-Cola Amatil Ltd.	6,567	46,184
Commonwealth Bank of Australia	22,719	1,486,525
Crown Resorts Ltd.(a)	10,694	100,277
Flight Centre Travel Group Ltd.(a)	1,623	42,550
Fortescue Metals Group Ltd.(a)	66,031	96,935
Harvey Norman Holdings Ltd.(a)	16,138	55,940
Incitec Pivot Ltd.(a)	39,236	116,104
Insurance Australia Group Ltd.	32,913	141,157
Lend Lease Group	3,861	44,602
Macquarie Group Ltd.	4,390	274,656
Metcash Ltd.(a)	40,428	34,336
National Australia Bank Ltd.	35,898	919,063
Orica Ltd.(a)	7,995	130,765
Origin Energy Ltd.	9,998	91,983
Platinum Asset Management Ltd.(a)	12,412	71,358
Rio Tinto Ltd.	6,378	263,489
Sonic Healthcare Ltd.	6,642	109,095
Suncorp Group Ltd.	16,344	168,708
Tabcorp Holdings Ltd.	14,847	51,922
Tatts Group Ltd.	36,540	104,475
Telstra Corp., Ltd.	228,609	1,078,852
Wesfarmers Ltd.	18,297	548,882
Westpac Banking Corp.	46,470	1,148,296
Woodside Petroleum Ltd.	8,249	217,024
Woolworths Ltd.(a)	13,627	282,371

Total Australia		9,997,971

Austria - 0.2%
Oesterreichische Post AG	1,773	81,518
OMV AG	2,995	82,358
UNIQA Insurance Group AG	2,308	20,801
Verbund AG(a)	3,603	52,349
Voestalpine AG(a)	1,399	58,189

Total Austria		295,215

Belgium - 0.3%
Ageas	1,576	60,678
Elia System Operator S.A./N.V.	1,693	68,455
N.V. Bekaert S.A.(a)	616	17,372
Proximus	6,481	228,693

Total Belgium		375,198

Brazil - 2.2%
Ambev S.A.	121,779	748,770
Arteris S.A.	7,281	22,150
Banco do Brasil S.A.	26,628	208,128
Banco Santander Brasil S.A.	13,456	73,292
BB Seguridade Participacoes S.A.	11,163	122,540
CCR S.A.	20,434	98,078
Centrais Eletricas Brasileiras S.A.*	23,095	43,716
CETIP S.A. - Mercados Organizados	3,608	39,583
Cia de Saneamento Basico do Estado de Sao Paulo	10,914	57,971
Cia Energetica de Minas Gerais	9,983	38,243
Cia Siderurgica Nacional S.A.	16,356	27,221
Cielo S.A.	14,085	198,688
CPFL Energia S.A.	359	2,225
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	9,143	29,138
Duratex S.A.	15,014	35,089
EcoRodovias Infraestrutura e Logistica S.A.	19,017	47,445
Gerdau S.A.	17,277	34,093
Grendene S.A.	6,388	34,404
Itau Unibanco Holding S.A.	17,183	183,701
Porto Seguro S.A.	8,406	112,029
Souza Cruz S.A.	11,828	93,020
Telefonica Brasil S.A.	1,601	19,069
Tractebel Energia S.A.	4,872	53,623
Transmissora Alianca de Energia Eletrica S.A.	14,924	98,872
Vale S.A.	54,616	321,571

Total Brazil		2,742,659

Canada - 4.6%
Agrium, Inc.(a)	407	43,153
ARC Resources Ltd.(a)	2,783	47,704
Bank of Montreal(a)	5,772	342,173
Bank of Nova Scotia (The)(a)	9,398	485,313
BCE, Inc.(a)	7,340	311,955
Bonavista Energy Corp.(a)	8,085	43,972
Canadian Imperial Bank of Commerce(a)	3,257	240,196
Canadian Oil Sands Ltd.	13,099	105,971
Cenovus Energy, Inc.	6,411	102,549
CI Financial Corp.(a)	3,976	107,008
Crescent Point Energy Corp.(a)	4,325	88,790
Emera, Inc.(a)	2,049	64,566
Ensign Energy Services, Inc.	4,283	41,991
First Capital Realty, Inc.(a)	2,606	37,323
Fortis, Inc.	3,460	97,222
Great-West Lifeco, Inc.	7,528	219,246
Husky Energy, Inc.(a)	9,862	188,717
IGM Financial, Inc.(a)	2,850	90,811
Inter Pipeline Ltd.(a)	1,640	37,701
Mullen Group Ltd.(a)	1,775	29,018
National Bank of Canada	2,455	92,265
Pembina Pipeline Corp.(a)	4,166	134,712
Potash Corp. of Saskatchewan, Inc.(a)	6,352	196,800
Power Corp. of Canada	2,359	60,352
Power Financial Corp.(a)	6,214	178,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2015

Investments	Shares	Value
Rogers Communications, Inc. Class B(a)	3,840	$136,259
Royal Bank of Canada(a)	11,691	715,254
Shaw Communications, Inc. Class B(a)	4,905	106,865
Sun Life Financial, Inc.(a)	6,209	207,389
Teck Resources Ltd. Class B	2,729	27,062
TELUS Corp.	3,777	130,181
Thomson Reuters Corp.	7,836	298,514
Toronto-Dominion Bank (The)	10,262	435,978
TransAlta Corp.(a)	1,281	9,932
TransCanada Corp.(a)	6,326	257,205
Veresen, Inc.(a)	1,544	20,889
Vermilion Energy, Inc.(a)	1,852	80,032
Whitecap Resources, Inc.(a)	3,980	42,017

Total Canada		5,855,623

Chile - 0.4%
AES Gener S.A.	185,207	105,460
Banco de Chile	663,643	72,712
Banco de Credito e Inversiones	701	30,805
Corpbanca S.A.	6,457,347	71,265
Enersis S.A.	516,555	164,143

Total Chile		444,385

China - 6.9%
Agricultural Bank of China Ltd. Class H	312,074	167,861
Bank of China Ltd. Class H	947,366	615,891
Bank of Communications Co., Ltd. Class H	326,125	339,900
China Communications Construction Co., Ltd. Class H	32,000	47,881
China Communications Services Corp., Ltd. Class H	116,206	58,758
China Construction Bank Corp. Class H	2,798,536	2,555,757
China Machinery Engineering Corp. Class H	63,407	68,375
China Merchants Bank Co., Ltd. Class H	47,527	138,549
China Merchants Holdings International Co., Ltd.	13,636	58,484
China Mobile Ltd.	155,448	1,990,083
China Petroleum & Chemical Corp. Class H	326,000	281,319
China Power International Development Ltd.(a)	53,224	40,574
China Resources Power Holdings Co., Ltd.	29,575	82,592
China Shenhua Energy Co., Ltd. Class H	30,500	69,557
China South City Holdings Ltd.(a)	41,610	14,384
Chongqing Rural Commercial Bank Co., Ltd. Class H	59,926	48,002
CNOOC Ltd.	462,415	656,115
Franshion Properties China Ltd.	221,447	79,123
Great Wall Motor Co., Ltd. Class H	5,199	25,484
Huaneng Power International, Inc. Class H	30,137	41,984
Huishang Bank Corp., Ltd. Class H	104,825	54,491
Industrial & Commercial Bank of China Ltd. Class H	931,000	739,751
PetroChina Co., Ltd. Class H	188,000	209,763
Shanghai Industrial Holdings Ltd.	17,316	58,743
Sino-Ocean Land Holdings Ltd.	97,775	73,906
Sun Art Retail Group Ltd.(a)	78,036	70,260
Yuexiu Property Co., Ltd.	258,811	56,419
Zhejiang Expressway Co., Ltd. Class H	32,000	44,414

Total China		8,688,420

Czech Republic - 0.2%
CEZ AS	6,790	157,639
Komercni Banka AS	592	131,222

Total Czech Republic		288,861

Denmark - 0.1%
TDC A/S	19,710	144,455

Finland - 0.8%
Elisa Oyj	3,880	122,906
Fortum Oyj	10,969	194,813
Kemira Oyj(a)	3,897	44,245
Kesko Oyj Class B	1,968	68,436
Neste Oyj(a)	2,013	51,272
Sampo Oyj Class A	5,909	278,166
Stora Enso Oyj Class R	8,916	91,842
UPM-Kymmene Oyj	5,963	105,440

Total Finland		957,120

France - 5.9%
Arkema S.A.	682	49,111
AXA S.A.	21,352	538,377
Bouygues S.A.	1,434	53,581
Casino Guichard Perrachon S.A.	1,252	94,789
Cie de Saint-Gobain	5,686	255,124
Cie Generale des Etablissements Michelin	1,917	200,755
CNP Assurances	7,656	127,784
Edenred	3,664	90,487
Electricite de France S.A.	17,657	393,469
Eutelsat Communications S.A.	2,817	90,865
GDF Suez	24,986	463,248
Klepierre	4,222	185,602
Lagardere SCA	2,433	70,916
Metropole Television S.A.	3,589	69,700
Neopost S.A.(a)	1,447	62,225
Orange S.A.	42,854	659,399
Rallye S.A.	1,434	43,156
Rubis SCA(a)	1,263	86,489
Sanofi	9,790	962,523
Schneider Electric SE	4,424	305,267
SCOR SE	4,057	143,045
Societe Television Francaise 1	2,613	45,039
Total S.A.	24,779	1,202,914
Unibail-Rodamco SE	1,151	290,730
Veolia Environnement S.A.	8,689	177,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2015

Investments	Shares	Value
Vinci S.A.	6,235	$360,412
Vivendi S.A.	19,286	486,176

Total France		7,508,254

Germany - 4.7%
Allianz SE Registered Shares	3,315	515,992
BASF SE	6,967	611,851
Bayerische Motoren Werke AG	4,739	518,409
Daimler AG Registered Shares	9,423	857,147
Deutsche Boerse AG	1,916	158,509
Deutsche Post AG Registered Shares	11,239	328,152
Deutsche Telekom AG Registered Shares	49,788	857,070
E.ON SE	13,519	180,001
Evonik Industries AG	5,432	207,141
Freenet AG	2,903	97,731
MAN SE	914	94,088
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	1,974	349,710
ProSiebenSat.1 Media AG Registered Shares	1,083	53,456
RWE AG	6,440	138,379
Siemens AG Registered Shares	7,639	769,003
Suedzucker AG(a)	4,233	70,392
Telefonica Deutschland Holding AG	21,986	126,648

Total Germany		5,933,679

Hong Kong - 1.5%
BOC Hong Kong Holdings Ltd.	109,500	456,218
CLP Holdings Ltd.	20,500	174,259
Hang Lung Properties Ltd.	13,472	40,055
Hang Seng Bank Ltd.	16,900	330,259
Hopewell Holdings Ltd.	27,000	98,909
New World Development Co., Ltd.	38,423	50,256
Power Assets Holdings Ltd.	23,000	209,750
Sino Land Co., Ltd.	72,000	120,363
SJM Holdings Ltd.(a)	66,396	71,941
Sun Hung Kai Properties Ltd.	18,000	291,620
Wharf Holdings Ltd. (The)	10,519	70,013

Total Hong Kong		1,913,643

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	2,324	118,928

Indonesia - 0.1%
Bank Danamon Indonesia Tbk PT	117,313	37,836
Indocement Tunggal Prakarsa Tbk PT	40,445	63,326
Perusahaan Gas Negara Persero Tbk PT	226,400	73,273

Total Indonesia		174,435

Ireland - 0.1%
CRH PLC	5,697	160,020

Israel - 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	59,477	101,378
Gazit-Globe Ltd.	4,820	57,496

Total Israel		158,874

Italy - 1.8%
A2A SpA(a)	69,118	82,402
ACEA SpA	2,364	30,001
Atlantia SpA	8,753	216,117
Enel SpA	75,816	343,303
Eni SpA	45,411	805,503
Hera SpA	34,190	85,484
Mediolanum SpA	8,787	72,450
Pirelli & C. SpA	4,961	83,687
Snam SpA	55,154	262,280
Societa Iniziative Autostradali e Servizi SpA	3,105	33,108
Telecom Italia SpA RSP(a)	61,921	63,163
Terna Rete Elettrica Nazionale SpA(a)	27,304	120,593
Tod’s SpA(a)	586	55,629

Total Italy		2,253,720

Japan - 2.8%
Aozora Bank Ltd.	35,331	133,395
Canon, Inc.(a)	6,100	198,531
Chugoku Electric Power Co., Inc. (The)(a)	7,336	107,074
Dai Nippon Printing Co., Ltd.	11,255	116,307
Daihatsu Motor Co., Ltd.(a)	7,787	110,920
Daiichi Sankyo Co., Ltd.(a)	3,575	66,145
Daiwa Securities Group, Inc.(a)	14,601	109,443
Eisai Co., Ltd.(a)	1,900	127,572
ITOCHU Corp.(a)	18,342	242,381
Kobe Steel Ltd.	48,173	81,099
Marubeni Corp.	25,369	145,602
Matsui Securities Co., Ltd.(a)	6,332	55,628
Mitsubishi Corp.	17,058	375,272
Mitsui & Co., Ltd.	19,558	265,723
Mizuho Financial Group, Inc.	133,700	289,548
NTT DOCOMO, Inc.	23,600	452,077
Sankyo Co., Ltd.(a)	1,535	54,380
Sekisui House Ltd.	10,667	169,466
Showa Shell Sekiyu K.K.	5,170	45,208
Sumitomo Corp.(a)	13,586	158,105
Takeda Pharmaceutical Co., Ltd.(a)	4,900	236,701

Total Japan		3,540,577

Malaysia - 1.0%
Affin Holdings Bhd	16,593	11,874
Axiata Group Bhd	71,301	120,945
British American Tobacco Malaysia Bhd	6,800	111,741
DiGi.Com Bhd	108,800	154,563
Felda Global Ventures Holdings Bhd	92,879	40,125
IOI Corp. Bhd	53,181	57,226
Malayan Banking Bhd	116,500	282,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2015

Investments	Shares	Value
Maxis Bhd	91,400	$154,312
Sime Darby Bhd	32,602	73,620
SP Setia Bhd Group	20,992	17,248
Telekom Malaysia Bhd	33,200	57,548
YTL Corp. Bhd	184,759	75,902
YTL Power International Bhd	132,851	56,338

Total Malaysia		1,213,660

Mexico - 0.1%
Grupo Sanborns S.A.B. de C.V.(a)	25,321	38,488
Infraestructura Energetica Nova S.A.B. de C.V.(a)	6,883	34,146
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	36,483	78,869

Total Mexico		151,503

Netherlands - 0.4%
Aegon N.V.	12,678	93,117
Delta Lloyd N.V.	6,003	98,489
Koninklijke Ahold N.V.	7,342	137,432
Koninklijke Philips N.V.	9,107	231,555

Total Netherlands		560,593

New Zealand - 0.2%
Contact Energy Ltd.	11,622	39,378
Fletcher Building Ltd.	8,392	46,085
Spark New Zealand Ltd.	50,528	95,511
Vector Ltd.	20,717	46,096

Total New Zealand		227,070

Norway - 1.2%
Gjensidige Forsikring ASA	7,084	113,812
Marine Harvest ASA	6,100	69,703
Orkla ASA	7,881	61,806
Statoil ASA	40,473	720,721
Telenor ASA(a)	14,969	326,873
TGS Nopec Geophysical Co. ASA(a)	2,880	67,026
Yara International ASA	2,966	153,964

Total Norway		1,513,905

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	29,654	38,177
Aboitiz Power Corp.	76,600	77,296
Globe Telecom, Inc.	1,119	62,291
Philippine Long Distance Telephone Co.	2,695	167,952
Semirara Mining and Power Co.	14,130	44,656

Total Philippines		390,372

Poland - 0.5%
Bank Pekao S.A.	523	25,024
Enea S.A.	2,758	11,697
KGHM Polska Miedz S.A.	2,675	75,785
Orange Polska S.A.(a)	41,439	89,910
PGE Polska Grupa Energetyczna S.A.	32,232	158,036
Polski Koncern Naftowy Orlen S.A.	5,107	100,255
Powszechny Zaklad Ubezpieczen S.A.	1,211	139,312
Tauron Polska Energia S.A.	30,864	35,945

Total Poland		635,964

Portugal - 0.3%
EDP-Energias de Portugal S.A.	49,817	188,998
Jeronimo Martins, SGPS, S.A.	5,284	67,706
Portucel S.A.	15,012	57,706

Total Portugal		314,410

Russia - 2.5%
Gazprom Neft OAO ADR	8,095	97,545
Gazprom OAO ADR	152,867	787,265
Lukoil OAO ADR	12,990	571,625
MegaFon PJSC GDR Reg S	6,944	96,522
MMC Norilsk Nickel PJSC ADR	26,456	446,313
Mobile Telesystems OJSC ADR	17,628	172,402
Rosneft OAO GDR Reg S	113,876	469,169
Sberbank of Russia ADR	48,625	253,822
Sistema JSFC GDR Reg S	20,084	177,743
Tatneft OAO ADR	3,655	116,887

Total Russia		3,189,293

Singapore - 1.4%
DBS Group Holdings Ltd.	16,100	247,389
Keppel Corp., Ltd.(a)	17,900	109,274
Oversea-Chinese Banking Corp., Ltd.	15,503	117,208
SATS Ltd.(a)	11,220	30,748
Sembcorp Industries Ltd.(a)	22,632	65,383
Sembcorp Marine Ltd.(a)	30,120	63,528
SIA Engineering Co., Ltd.(a)	22,800	65,022
Singapore Airlines Ltd.	12,103	96,447
Singapore Exchange Ltd.	6,482	37,693
Singapore Press Holdings Ltd.(a)	39,900	120,900
Singapore Technologies Engineering Ltd.(a)	40,900	100,238
Singapore Telecommunications Ltd.	173,000	540,906
StarHub Ltd.(a)	27,500	80,672
United Overseas Bank Ltd.	5,129	87,877

Total Singapore		1,763,285

South Africa - 1.5%
African Rainbow Minerals Ltd.	7,303	49,777
Assore Ltd.(a)	4,286	36,547
AVI Ltd.	8,555	57,478
Barclays Africa Group Ltd.	6,161	92,879
FirstRand Ltd.	38,820	170,533
Foschini Group Ltd. (The)	5,667	74,236
Kumba Iron Ore Ltd.(a)	10,963	136,349
Liberty Holdings Ltd.	2,543	30,415
Massmart Holdings Ltd.	3,983	49,058
MTN Group Ltd.	19,598	369,347
Nedbank Group Ltd.	5,630	112,157
RMB Holdings Ltd.	13,070	71,554
Sanlam Ltd.	27,964	152,840
Sasol Ltd.	7,064	261,894
Standard Bank Group Ltd.	4,498	59,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2015

Investments	Shares	Value
Tsogo Sun Holdings Ltd.	13,656	$27,418
Vodacom Group Ltd.(a)	13,890	158,723

Total South Africa		1,910,561

South Korea - 0.3%
GS Holdings Corp.	1,716	76,535
KT&G Corp.	1,149	97,754
SK Telecom Co., Ltd.	823	184,455

Total South Korea		358,744

Spain - 3.2%
Abertis Infraestructuras S.A.	11,329	185,681
ACS Actividades de Construccion y Servicios S.A.	3,406	109,504
Banco Bilbao Vizcaya Argentaria S.A.	24,943	244,343
Banco Santander S.A.	199,495	1,392,345
CaixaBank S.A.	56,154	260,027
Enagas S.A.(a)	2,477	67,327
Endesa S.A.(a)	6,241	119,361
Ferrovial S.A.	9,443	204,641
Gas Natural SDG S.A.(a)	10,585	239,886
Mapfre S.A.	34,761	119,562
Red Electrica Corp. S.A.(a)	1,371	109,802
Repsol S.A.	11,483	201,511
Tecnicas Reunidas S.A.	582	29,894
Telefonica S.A.	55,411	787,171

Total Spain		4,071,055

Sweden - 2.4%
Axfood AB	4,821	76,927
Electrolux AB Series B	3,136	98,190
Hennes & Mauritz AB Class B(a)	14,199	546,227
ICA Gruppen AB(a)	2,031	71,988
Nordea Bank AB	34,984	435,956
Sandvik AB	4,261	47,065
Securitas AB Class B	3,232	42,691
Skandinaviska Enskilda Banken AB Class A	22,227	283,948
Skanska AB Class B	8,576	173,639
Svenska Handelsbanken AB Class A	17,838	260,126
Swedbank AB Class A	11,014	256,584
Tele2 AB Class B	9,463	109,941
Telefonaktiebolaget LM Ericsson Class B	24,858	257,343
TeliaSonera AB	30,629	180,175
Volvo AB Class B	17,829	221,103

Total Sweden		3,061,903

Switzerland - 3.4%
ABB Ltd. Registered Shares*	11,238	235,450
Adecco S.A. Registered Shares*	1,123	91,205
Kuehne + Nagel International AG Registered Shares	1,078	143,149
Nestle S.A. Registered Shares	23,006	1,661,661
SGS S.A. Registered Shares	93	169,770
STMicroelectronics N.V.(a)	15,542	127,106
Swiss Re AG	5,406	478,676
Swisscom AG Registered Shares	697	390,806
Syngenta AG Registered Shares	903	367,171
Transocean Ltd.(a)	7,814	126,422
Zurich Insurance Group AG*	1,514	461,061

Total Switzerland		4,252,477

Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc.	71,108	96,333
Asia Cement Corp.	108,514	128,369
Asustek Computer, Inc.	9,486	92,387
Cheng Shin Rubber Industry Co., Ltd.	36,197	80,126
Chicony Electronics Co., Ltd.	5,662	15,194
Far Eastern New Century Corp.	117,877	124,928
Far EasTone Telecommunications Co., Ltd.	18,000	43,520
Formosa Chemicals & Fibre Corp.	21,000	50,502
Formosa Petrochemical Corp.	80,267	206,036
Fubon Financial Holding Co., Ltd.	12,195	24,268
Inventec Corp.	72,841	50,403
Lite-On Technology Corp.	43,178	50,659
MediaTek, Inc.	10,389	142,091
Mega Financial Holding Co., Ltd.	120,611	108,671
Novatek Microelectronics Corp.	5,141	24,827
Pegatron Corp.	16,680	48,816
Pou Chen Corp.	53,000	75,581
Quanta Computer, Inc.	64,210	151,917
Ruentex Industries Ltd.	9,828	22,488
Siliconware Precision Industries Co., Ltd.	53,000	81,163
Synnex Technology International Corp.	70,000	103,794
Taiwan Cement Corp.	78,000	98,465
Taiwan Mobile Co., Ltd.	35,800	119,509
Wistron Corp.	19,377	14,696
WPG Holdings Ltd.	41,232	51,649
Yulon Nissan Motor Co., Ltd.	3,104	31,488

Total Taiwan		2,037,880

Thailand - 1.0%
Advanced Info Service PCL	36,141	256,809
Banpu PCL NVDR	111,991	84,552
BEC World PCL NVDR	20,989	23,304
Electricity Generating PCL NVDR	4,064	18,470
Intouch Holdings PCL NVDR	32,471	74,987
Krung Thai Bank PCL NVDR	46,200	23,390
PTT Exploration & Production PCL NVDR	56,689	182,946
PTT Global Chemical PCL NVDR	71,436	146,465
PTT PCL NVDR	27,600	293,361
Ratchaburi Electricity Generating Holding PCL NVDR	18,728	31,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2015

Investments	Shares	Value
Thai Oil PCL NVDR	59,612	$97,072

Total Thailand		1,233,100

Turkey - 0.2%
Arcelik AS	9,129	49,581
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	76,278	78,584
Eregli Demir ve Celik Fabrikalari TAS	42,508	68,863
TAV Havalimanlari Holding AS	3,107	26,385
Tofas Turk Otomobil Fabrikasi AS	8,074	55,153

Total Turkey		278,566

United Kingdom - 15.1%
Aberdeen Asset Management PLC	16,199	102,924
Amec Foster Wheeler PLC	2,675	34,392
Anglo American PLC	14,184	204,891
Antofagasta PLC	26,237	284,508
Ashmore Group PLC(a)	4,657	21,181
AstraZeneca PLC	12,142	767,457
Aviva PLC	25,238	195,482
BAE Systems PLC	40,219	285,395
Berkeley Group Holdings PLC	2,281	120,032
BHP Billiton PLC	25,894	508,637
BP PLC	288,193	1,904,293
British American Tobacco PLC	19,852	1,066,206
British Land Co. PLC (The)	13,970	174,337
BT Group PLC	60,180	426,092
Carillion PLC(a)	3,997	21,492
Centrica PLC	79,190	328,542
Cobham PLC	6,137	25,384
Croda International PLC	1,896	82,060
DS Smith PLC	8,191	49,724
G4S PLC	7,456	31,496
GlaxoSmithKline PLC	68,327	1,421,131
Hargreaves Lansdown PLC	2,367	42,921
HSBC Holdings PLC	165,373	1,482,729
ICAP PLC	12,786	106,475
IG Group Holdings PLC	7,991	93,816
IMI PLC	1,460	25,832
Imperial Tobacco Group PLC	10,937	527,543
Inmarsat PLC	9,913	142,728
J Sainsbury PLC(a)	29,902	124,762
Kingfisher PLC	20,198	110,321
Legal & General Group PLC	82,322	322,245
Man Group PLC	30,086	74,239
Marks & Spencer Group PLC	17,739	149,534
Melrose Industries PLC	8,123	31,618
Mondi PLC	2,013	43,404
National Grid PLC	44,708	574,592
Old Mutual PLC	43,380	137,471
Pearson PLC	7,146	135,424
Pennon Group PLC	4,996	63,683
Persimmon PLC*	2,676	83,119
Reed Elsevier N.V.	7,974	189,020
Rexam PLC	6,738	58,495
Rio Tinto PLC	11,783	484,404
Royal Dutch Shell PLC Class A	43,644	1,226,235
Sage Group PLC (The)	9,713	78,288
Segro PLC	23,388	149,263
Severn Trent PLC	3,937	128,850
Sky PLC	15,389	250,978
Smiths Group PLC	1,947	34,571
SSE PLC	13,715	331,309
Standard Chartered PLC	18,161	291,045
Standard Life PLC	27,283	190,511
TalkTalk Telecom Group PLC	11,428	68,746
Tate & Lyle PLC	6,012	49,119
Unilever N.V. CVA	12,696	528,419
Unilever PLC	11,198	480,783
United Utilities Group PLC	12,279	172,256
Vodafone Group PLC	491,324	1,776,063
William Hill PLC	5,775	36,611
WM Morrison Supermarkets PLC(a)	59,834	170,135

Total United Kingdom		19,023,213

United States - 21.9%
AGL Resources, Inc.(a)	2,194	102,153
Alliant Energy Corp.	232	13,391
Altria Group, Inc.	20,864	1,020,458
Ameren Corp.(a)	3,480	131,126
American Campus Communities, Inc.	460	17,337
American Eagle Outfitters, Inc.(a)	1,050	18,081
American Electric Power Co., Inc.(a)	6,236	330,321
AT&T, Inc.(a)	59,033	2,096,852
AvalonBay Communities, Inc.(a)	557	89,048
CA, Inc.(a)	2,976	87,167
Cablevision Systems Corp. Class A(a)	3,925	93,964
CBL & Associates Properties, Inc.(a)	887	14,369
CenterPoint Energy, Inc.(a)	2,958	56,291
CenturyLink, Inc.(a)	9,591	281,784
Chevron Corp.	15,619	1,506,765
Cincinnati Financial Corp.(a)	2,365	118,676
CME Group, Inc.(a)	2,446	227,625
Coach, Inc.(a)	2,244	77,665
ConAgra Foods, Inc.(a)	1,743	76,204
ConocoPhillips(a)	12,121	744,351
Consolidated Edison, Inc.(a)	3,106	179,775
CVR Energy, Inc.(a)	1,455	54,766
Darden Restaurants, Inc.(a)	476	33,834
Diamond Offshore Drilling, Inc.(a)	3,744	96,633
Diebold, Inc.(a)	1,064	37,240
Digital Realty Trust, Inc.(a)	1,050	70,014
Dominion Resources, Inc.(a)	4,705	314,623
DTE Energy Co.(a)	1,729	129,053
Duke Energy Corp.(a)	6,525	460,795
Eli Lilly & Co.(a)	8,690	725,528
Entergy Corp.(a)	1,603	113,011
Equity One, Inc.(a)	587	13,701
Equity Residential(a)	1,202	84,344
Eversource Energy(a)	1,624	73,746
Exelon Corp.(a)	8,375	263,142
FirstEnergy Corp.(a)	2,757	89,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2015

Investments	Shares	Value
Ford Motor Co.	26,862	$403,199
Freeport-McMoRan, Inc.(a)	8,979	167,189
Frontier Communications Corp.(a)	23,073	114,211
General Electric Co.	73,672	1,957,465
General Mills, Inc.(a)	3,208	178,750
Great Plains Energy, Inc.(a)	3,813	92,122
Hancock Holding Co.(a)	3,025	96,528
Hawaiian Electric Industries, Inc.	2,903	86,306
HCP, Inc.	3,634	132,532
Health Care REIT, Inc.	3,398	223,011
HollyFrontier Corp.	4,193	178,999
Hospitality Properties Trust(a)	4,033	116,231
Iron Mountain, Inc.(a)	1,425	44,175
Kimberly-Clark Corp.	1,393	147,616
Kimco Realty Corp.(a)	6,430	144,932
Kinder Morgan, Inc.(a)	10,533	404,362
Kraft Foods Group, Inc.	4,881	415,568
Leggett & Platt, Inc.(a)	4,065	197,884
Leidos Holdings, Inc.(a)	383	15,462
Lexington Realty Trust(a)	2,592	21,980
Liberty Property Trust	1,394	44,915
Lockheed Martin Corp.(a)	3,203	595,438
Macerich Co. (The)(a)	2,027	151,214
Mattel, Inc.(a)	2,566	65,921
Maxim Integrated Products, Inc.(a)	2,123	73,403
McDonald’s Corp.(a)	6,600	627,462
Medical Properties Trust, Inc.(a)	1,024	13,425
Merck & Co., Inc.	21,240	1,209,193
Microchip Technology, Inc.(a)	772	36,612
New York Community Bancorp, Inc.(a)	6,931	127,392
NextEra Energy, Inc.(a)	2,108	206,647
Old Republic International Corp.(a)	4,593	71,789
Omega Healthcare Investors, Inc.(a)	1,191	40,887
Paychex, Inc.(a)	5,862	274,811
PBF Energy, Inc. Class A(a)	1,136	32,285
Pepco Holdings, Inc.	3,831	103,207
Pfizer, Inc.	52,531	1,761,364
PG&E Corp.(a)	3,069	150,688
Philip Morris International, Inc.	15,188	1,217,622
Piedmont Natural Gas Co., Inc.(a)	1,564	55,225
Pinnacle West Capital Corp.(a)	1,510	85,904
Plum Creek Timber Co., Inc.(a)	2,396	97,206
PPL Corp.(a)	6,362	187,488
Prologis, Inc.	2,385	88,483
Public Service Enterprise Group, Inc.(a)	4,940	194,043
Public Storage	767	141,412
R.R. Donnelley & Sons Co.(a)	3,806	66,339
Rayonier, Inc.(a)	1,297	33,138
Realty Income Corp.(a)	1,490	66,141
Reynolds American, Inc.	7,918	591,158
SCANA Corp.(a)	2,428	122,978
Senior Housing Properties Trust(a)	4,039	70,884
Six Flags Entertainment Corp.(a)	1,074	48,169
Southern Co. (The)(a)	8,156	341,736
Spectra Energy Corp.(a)	6,676	217,638
Spirit Realty Capital, Inc.(a)	5,171	50,004
Staples, Inc.(a)	4,457	68,237
Sysco Corp.(a)	5,380	194,218
TECO Energy, Inc.(a)	7,222	127,540
UIL Holdings Corp.(a)	523	23,964
Ventas, Inc.	2,063	128,092
Verizon Communications, Inc.(a)	40,065	1,867,430
Vornado Realty Trust	1,457	138,313
W.P. Carey, Inc.(a)	536	31,592
Waste Management, Inc.(a)	4,500	208,575
WEC Energy Group, Inc.(a)	3,081	138,533
Western Union Co. (The)(a)	2,179	44,299
Weyerhaeuser Co.	1,434	45,171
WGL Holdings, Inc.(a)	303	16,450
Williams Cos., Inc. (The)	5,120	293,837
Windstream Holdings, Inc.(a)	2,086	13,309
Xcel Energy, Inc.(a)	3,350	107,803

Total United States		27,691,679

TOTAL COMMON STOCKS (Cost: $117,673,666)		125,431,270

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 7/3/15*(a)	11,483	5,949
Abertis Infraestructuras S.A., expiring 7/3/15*	11,329	9,341

TOTAL RIGHTS (Cost: $13,719)		15,290

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree DEFA Equity Income Fund(b)	2,346	99,025
WisdomTree Equity Income Fund(a)(b)	568	33,722

TOTAL EXCHANGE-TRADED FUNDS (Cost: $136,815)		132,747

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.8%

United States - 13.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $17,395,959)(d)	17,395,959	17,395,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2015

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 113.1% (Cost: $135,220,159)	$142,975,266
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (13.1)%	(16,537,299)

NET ASSETS - 100.0%	$126,437,967

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $20,951,698 and the total market value of the collateral held by the Fund was $21,671,239. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $4,275,280. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 97.3%

Australia - 2.8%
Brambles Ltd.	74,535	$607,249
Crown Resorts Ltd.	24,466	229,416
CSL Ltd.	11,493	763,834
Flight Centre Travel Group Ltd.(a)	5,171	135,568
Ramsay Health Care Ltd.	7,369	348,155
REA Group Ltd.(a)	2,494	75,161
Seek Ltd.	13,095	141,511
TPG Telecom Ltd.(a)	21,054	145,153

Total Australia		2,446,047

Austria - 0.2%
ams AG	727	31,817
Andritz AG	2,178	120,487

Total Austria		152,304

Belgium - 0.3%
Umicore S.A.	5,479	259,633

Brazil - 9.7%
Ambev S.A.	690,698	4,246,823
BB Seguridade Participacoes S.A.	107,425	1,179,241
CCR S.A.	112,225	538,654
CETIP S.A. - Mercados Organizados	17,320	190,016
Cielo S.A.	86,195	1,215,898
Estacio Participacoes S.A.	3,082	17,859
Localiza Rent a Car S.A.	3,830	37,839
Lojas Renner S.A.	2,341	85,157
M. Dias Branco S.A.	1,930	50,946
Natura Cosmeticos S.A.	28,051	248,688
Tractebel Energia S.A.	30,602	336,815
WEG S.A.	44,629	273,687

Total Brazil		8,421,623

Canada - 4.5%
Alimentation Couche-Tard, Inc. Class B	3,406	145,767
Canadian National Railway Co.	15,592	899,964
Canadian Pacific Railway Ltd.(a)	1,446	231,670
CI Financial Corp.(a)	12,964	348,905
Constellation Software, Inc.	531	210,903
Gildan Activewear, Inc.(a)	1,450	48,188
Imperial Oil Ltd.(a)	13,601	525,650
Jean Coutu Group PJC, Inc. (The) Class A	4,993	92,785
Linamar Corp.	531	34,503
Magna International, Inc.	7,649	429,489
Mullen Group Ltd.(a)	8,650	141,413
Restaurant Brands International, Inc.	1,365	52,339
Saputo, Inc.	8,361	202,320
Secure Energy Services, Inc.(a)	1,700	17,402
ShawCor Ltd.	1,681	49,267
Silver Wheaton Corp.	7,230	125,379
Stantec, Inc.	1,275	37,276
Vermilion Energy, Inc.(a)	7,226	312,261

Total Canada		3,905,481

Chile - 0.1%
Cia Cervecerias Unidas S.A.	11,521	122,223

China - 3.3%
Anhui Conch Cement Co., Ltd. Class H	33,500	117,536
China Everbright International Ltd.	62,000	111,164
China Overseas Land & Investment Ltd.	262,000	924,302
China South City Holdings Ltd.(a)	388,000	134,129
CSPC Pharmaceutical Group Ltd.	100,000	98,806
Dongfeng Motor Group Co., Ltd. Class H	168,000	225,371
Franshion Properties China Ltd.	614,000	219,383
Great Wall Motor Co., Ltd. Class H	33,500	164,204
Guangzhou Automobile Group Co., Ltd. Class H	68,000	62,978
Lenovo Group Ltd.	320,000	443,312
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	72,000	53,773
Yuexiu Property Co., Ltd.	716,000	156,083
Zhuzhou CSR Times Electric Co., Ltd. Class H	24,000	179,863

Total China		2,890,904

Denmark - 5.4%
Coloplast A/S Class B	7,273	476,987
GN Store Nord A/S	1,993	41,198
Novo Nordisk A/S Class B	68,147	3,711,021
Novozymes A/S Class B	5,055	240,168
Pandora A/S	2,100	225,516

Total Denmark		4,694,890

Finland - 1.1%
Kone Oyj Class B(a)	23,973	972,270

France - 1.5%
Cie Generale des Etablissements Michelin	7,020	735,160
Faurecia	1,584	65,107
Iliad S.A.	220	48,743
Ingenico Group	787	92,335
Plastic Omnium S.A.	2,889	73,569
Valeo S.A.	1,640	258,287

Total France		1,273,201

Germany - 5.1%
Continental AG	3,645	862,002
CTS Eventim AG & Co. KGaA	1,658	60,417
Fielmann AG	2,637	179,139
Hugo Boss AG	2,412	269,417
Infineon Technologies AG	27,024	335,126
KUKA AG(a)	284	23,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

June 30, 2015

Investments	Shares	Value
ProSiebenSat.1 Media AG Registered Shares	9,750	$481,251
Symrise AG	2,334	144,772
United Internet AG Registered Shares	3,556	157,989
Volkswagen AG(a)	7,952	1,838,917
Wirecard AG	1,464	56,031

Total Germany		4,408,705

Hong Kong - 1.5%
Hong Kong Exchanges and Clearing Ltd.	33,300	1,175,211
Techtronic Industries Co., Ltd.	25,500	83,547

Total Hong Kong		1,258,758

India - 0.6%
Infosys Ltd. ADR(a)	32,720	518,612

Indonesia - 5.2%
Adaro Energy Tbk PT	1,206,400	68,769
Astra Agro Lestari Tbk PT	61,700	106,208
Astra International Tbk PT	1,367,196	725,514
Bank Rakyat Indonesia Persero Tbk PT	853,189	662,329
Bumi Serpong Damai Tbk PT	97,000	12,150
Charoen Pokphand Indonesia Tbk PT	289,153	59,641
Gudang Garam Tbk PT	38,900	131,587
Indocement Tunggal Prakarsa Tbk PT	213,200	333,812
Indofood CBP Sukses Makmur Tbk PT	144,700	135,393
Jasa Marga Persero Tbk PT	114,001	46,815
Kalbe Farma Tbk PT	645,100	81,046
Media Nusantara Citra Tbk PT	296,900	43,202
Semen Indonesia Persero Tbk PT	252,400	227,174
Surya Citra Media Tbk PT	277,900	59,926
Tambang Batubara Bukit Asam Persero Tbk PT	118,500	74,660
Telekomunikasi Indonesia Persero Tbk PT	4,167,000	915,755
Tower Bersama Infrastructure Tbk PT*	68,200	47,189
Unilever Indonesia Tbk PT	251,700	745,708
Vale Indonesia Tbk PT	113,900	23,152
XL Axiata Tbk PT*	120,100	33,195

Total Indonesia		4,533,225

Ireland - 0.2%
Glanbia PLC	3,908	76,766
Paddy Power PLC	1,130	96,783

Total Ireland		173,549

Italy - 0.3%
Brembo SpA	1,259	53,670
De’ Longhi	4,174	95,618
Salvatore Ferragamo SpA(a)	3,430	102,957

Total Italy		252,245

Japan - 2.0%
ABC-Mart, Inc.	900	55,089
CyberAgent, Inc.(a)	600	28,489
Fast Retailing Co., Ltd.	800	363,241
Japan Aviation Electronics Industry Ltd.	1,000	27,214
Kakaku.com, Inc.(a)	3,200	46,340
M3, Inc.	2,000	40,240
Nihon Kohden Corp.	1,200	29,714
Nitori Holdings Co., Ltd.	900	73,403
Pigeon Corp.	2,800	88,212
Sanrio Co., Ltd.(a)	2,700	73,367
SCSK Corp.	3,300	100,727
SoftBank Corp.	9,500	559,682
Start Today Co., Ltd.	1,300	36,387
Sysmex Corp.	2,100	125,281
Unicharm Corp.	5,300	126,019

Total Japan		1,773,405

Malaysia - 0.8%
Bumi Armada Bhd*	134,000	40,488
Dialog Group Bhd	49,376	20,808
Petronas Gas Bhd	78,800	444,020
Westports Holdings Bhd	187,300	209,986

Total Malaysia		715,302

Mexico - 0.5%
Controladora Comercial Mexicana S.A.B. de C.V.	18,772	59,113
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	191,758	414,542

Total Mexico		473,655

Netherlands - 0.7%
Arcadis N.V.	2,543	69,900
ASML Holding N.V.	5,342	551,756

Total Netherlands		621,656

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	25,073	116,155
Ryman Healthcare Ltd.	13,402	71,785

Total New Zealand		187,940

Norway - 0.0%
Schibsted ASA Class A	1,258	38,983

Philippines - 1.3%
Ayala Land, Inc.	229,500	189,850
DMCI Holdings, Inc.	617,620	180,807
Energy Development Corp.	485,400	80,523
GT Capital Holdings, Inc.	730	22,115
International Container Terminal Services, Inc.	16,280	39,788
Jollibee Foods Corp.	5,810	25,423
Nickel Asia Corp.	43,050	22,150
Semirara Mining and Power Co.	53,490	169,047
SM Prime Holdings, Inc.	409,400	181,411
Universal Robina Corp.	53,660	230,873

Total Philippines		1,141,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

June 30, 2015

Investments	Shares	Value
Poland - 0.4%
KGHM Polska Miedz S.A.	11,654	$330,169

Russia - 2.1%
Magnit PJSC GDR Reg S	8,999	500,884
NovaTek OAO GDR Reg S	10,389	1,057,600
PhosAgro OAO GDR Reg S	17,837	228,314

Total Russia		1,786,798

Singapore - 0.5%
First Resources Ltd.(a)	65,800	99,690
Singapore Exchange Ltd.	53,000	308,199

Total Singapore		407,889

South Africa - 9.3%
Aspen Pharmacare Holdings Ltd.*	3,381	100,279
AVI Ltd.	24,320	163,399
Capitec Bank Holdings Ltd.	3,977	158,900
Discovery Ltd.	12,013	125,170
Foschini Group Ltd. (The)	11,531	151,052
Life Healthcare Group Holdings Ltd.	43,949	135,891
Massmart Holdings Ltd.	10,623	130,843
Mr. Price Group Ltd.	5,352	110,455
MTN Group Ltd.	122,885	2,315,910
Nampak Ltd.	34,556	96,200
Naspers Ltd. Class N	1,577	246,208
Pick n Pay Stores Ltd.	11,499	54,474
Pioneer Foods Ltd.	5,114	77,946
RMB Holdings Ltd.	80,403	440,179
Sasol Ltd.	35,597	1,319,738
Shoprite Holdings Ltd.	20,874	298,378
Tiger Brands Ltd.	7,613	177,810
Truworths International Ltd.(a)	23,304	164,541
Vodacom Group Ltd.	137,223	1,568,069
Woolworths Holdings Ltd.	30,421	247,122

Total South Africa		8,082,564

South Korea - 1.6%
Amorepacific Corp.	230	86,189
CJ Corp.	215	57,053
Daum Kakao Corp.	187	21,157
Hanssem Co., Ltd.	61	15,367
Hyundai Glovis Co., Ltd.	264	47,809
Kangwon Land, Inc.	4,279	141,936
Korea Zinc Co., Ltd.	358	174,916
LG Chem Ltd.	1,685	420,702
LG Household & Health Care Ltd.	183	126,982
NAVER Corp.	49	27,851
NCSoft Corp.	206	36,659
Paradise Co., Ltd.	1,204	25,959
S-1 Corp.	785	55,245
SK C&C Co., Ltd.	454	112,538

Total South Korea		1,350,363

Spain - 3.4%
Amadeus IT Holding S.A. Class A	15,603	621,596
Inditex S.A.	68,840	2,236,233
Prosegur Cia de Seguridad S.A.	19,392	106,304

Total Spain		2,964,133

Sweden - 6.3%
AAK AB	1,139	67,441
Assa Abloy AB Class B	26,364	495,983
Atlas Copco AB Class A	34,197	956,156
Boliden AB	5,555	101,158
Elekta AB Class B(a)	15,052	94,330
Hennes & Mauritz AB Class B	57,127	2,197,643
Hexpol AB	8,040	82,798
Intrum Justitia AB	3,091	93,503
JM AB	3,205	87,295
Nibe Industrier AB Class B(a)	2,040	55,293
Saab AB Class B	4,032	98,498
Sandvik AB	83,414	921,349
Trelleborg AB Class B	11,966	221,077

Total Sweden		5,472,524

Switzerland - 3.4%
Geberit AG Registered Shares	1,379	459,937
OC Oerlikon Corp. AG Registered Shares*	13,875	169,995
Partners Group Holding AG	994	297,280
Sonova Holding AG Registered Shares	1,188	160,680
Syngenta AG Registered Shares	4,651	1,891,156

Total Switzerland		2,979,048

Taiwan - 9.1%
Advanced Semiconductor Engineering, Inc.(a)	400,000	541,898
Advantech Co., Ltd.	20,000	137,419
Catcher Technology Co., Ltd.	20,000	250,207
Chicony Electronics Co., Ltd.	55,000	147,596
Delta Electronics, Inc.	104,000	532,564
Eclat Textile Co., Ltd.	6,000	98,397
Giant Manufacturing Co., Ltd.	10,000	84,591
Hiwin Technologies Corp.	3,000	19,738
Largan Precision Co., Ltd.	2,000	228,492
MediaTek, Inc.	80,000	1,094,168
Merida Industry Co., Ltd.	7,000	45,374
Novatek Microelectronics Corp.	37,000	178,677
President Chain Store Corp.	34,000	239,122
Siliconware Precision Industries Co., Ltd.	203,000	310,870
Taiwan Semiconductor Manufacturing Co., Ltd.	879,000	4,002,642

Total Taiwan		7,911,755

Thailand - 3.7%
Bangkok Dusit Medical Services PCL NVDR	266,500	155,440
Bangkok Life Assurance PCL NVDR	16,800	25,243
BEC World PCL NVDR	114,100	126,682
Bumrungrad Hospital PCL NVDR	18,200	100,765
Central Pattana PCL NVDR	77,350	108,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

June 30, 2015

Investments	Shares	Value
Charoen Pokphand Foods PCL NVDR	203,900	$144,886
CP ALL PCL	275,556	377,329
Delta Electronics Thailand PCL NVDR	88,900	238,204
Home Product Center PCL NVDR	73,929	14,775
Intouch Holdings PCL NVDR	263,553	608,640
Minor International PCL NVDR	37,649	33,441
Siam Cement PCL (The) NVDR	50,600	779,026
Thai Union Frozen Products PCL NVDR	207,520	133,941
Total Access Communication PCL NVDR	148,800	366,763

Total Thailand		3,213,916

Turkey - 1.5%
Aselsan Elektronik Sanayi ve Ticaret AS	3,241	16,816
BIM Birlesik Magazalar AS	7,354	131,763
Coca-Cola Icecek AS	2,798	46,581
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	269,650	277,803
Tofas Turk Otomobil Fabrikasi AS	24,989	170,697
Turk Telekomunikasyon AS	226,346	595,647
Ulker Biskuvi Sanayi AS	12,036	84,014

Total Turkey		1,323,321

United Kingdom - 8.7%
ARM Holdings PLC	15,953	260,176
Ashmore Group PLC(a)	56,194	255,584
Ashtead Group PLC	9,424	162,884
Berkeley Group Holdings PLC	13,190	694,092
Burberry Group PLC	10,814	267,183
Carillion PLC(a)	39,708	213,512
Croda International PLC	7,010	303,398
Daily Mail & General Trust PLC Class A Non-Voting Shares	11,058	161,562
Dunelm Group PLC	5,184	73,824
easyJet PLC	15,227	370,229
Fresnillo PLC(a)	12,146	132,568
Hays PLC	49,047	126,041
Hikma Pharmaceuticals PLC	2,965	90,137
Howden Joinery Group PLC	14,366	116,921
IMI PLC	15,183	268,631
ITV PLC	78,640	325,642
Jardine Lloyd Thompson Group PLC	8,221	134,981
Melrose Industries PLC	52,368	203,839
Michael Page International PLC	13,458	115,351
Next PLC	3,475	407,152
Persimmon PLC*	16,775	521,046
Restaurant Group PLC (The)	5,164	56,525
Rightmove PLC	1,733	89,314
Sky PLC	64,119	1,045,711
Smith & Nephew PLC	25,871	436,982
Taylor Wimpey PLC	75,826	221,569
Telecity Group PLC	5,570	90,052
WH Smith PLC	4,356	104,678
Whitbread PLC	3,732	290,296

Total United Kingdom		7,539,880

TOTAL COMMON STOCKS (Cost: $79,189,156)		84,598,958

EXCHANGE-TRADED FUNDS AND NOTES - 2.2%

United States - 2.2%
iPath MSCI India Index ETN*	27,013	1,899,824
WisdomTree DEFA Fund(a)(b)	452	23,070
WisdomTree Emerging Markets Equity Income Fund(b)	362	15,722

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $1,763,703)		1,938,616

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%

United States - 6.5%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $5,613,009)(d)	5,613,009	5,613,009

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $86,565,868)		92,150,583
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.0)%		(5,256,207)

NET ASSETS - 100.0%		$86,894,376

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $6,009,241 and the total market value of the collateral held by the Fund was $6,330,388. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $717,379. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 4.3%
Amcor Ltd.	258	$2,721
Australia & New Zealand Banking Group Ltd.	448	11,088
BHP Billiton Ltd.	455	9,460
Commonwealth Bank of Australia	240	15,703
Computershare Ltd.	191	1,719
Fortescue Metals Group Ltd.	1,126	1,653
Lend Lease Group	184	2,126
National Australia Bank Ltd.	421	10,778
Orica Ltd.	147	2,404
Origin Energy Ltd.	230	2,116
QBE Insurance Group Ltd.	177	1,860
Ramsay Health Care Ltd.	34	1,606
Sonic Healthcare Ltd.	105	1,725
Telstra Corp., Ltd.	2,306	10,882
Wesfarmers Ltd.	219	6,570
Westpac Banking Corp.	492	12,158
Woodside Petroleum Ltd.	179	4,709
Woolworths Ltd.	240	4,973

Total Australia		104,251

Austria - 0.1%
OMV AG	82	2,255
Voestalpine AG	20	832

Total Austria		3,087

Belgium - 0.9%
Anheuser-Busch InBev N.V.	143	17,128
Proximus	139	4,905

Total Belgium		22,033

Brazil - 0.9%
Ambev S.A.	1,115	6,856
Banco Santander Brasil S.A.	406	2,211
BR Malls Participacoes S.A.	203	952
CCR S.A.	304	1,459
CPFL Energia S.A.	304	1,884
Embraer S.A.	203	1,546
Kroton Educacional S.A.	406	1,554
Lojas Renner S.A.	101	3,674
Tim Participacoes S.A.	507	1,671

Total Brazil		21,807

Canada - 6.9%
Bank of Montreal	101	5,987
Bank of Nova Scotia (The)	203	10,483
BCE, Inc.	203	8,628
Canadian Imperial Bank of Commerce	101	7,449
Canadian National Railway Co.	162	9,351
Canadian Natural Resources Ltd.	203	5,512
Canadian Utilities Ltd. Class A	203	5,849
Crescent Point Energy Corp.	203	4,167
Enbridge, Inc.	101	4,725
Encana Corp.	203	2,239
First Quantum Minerals Ltd.	101	1,321
Great-West Lifeco, Inc.	203	5,912
Husky Energy, Inc.	304	5,817
Loblaw Cos. Ltd.	101	5,103
Manulife Financial Corp.	304	5,652
National Bank of Canada	101	3,796
Penn West Petroleum Ltd.	507	873
Potash Corp. of Saskatchewan, Inc.	203	6,289
Power Corp. of Canada	203	5,194
Rogers Communications, Inc. Class B	101	3,584
Royal Bank of Canada	203	12,420
Sun Life Financial, Inc.	203	6,780
Suncor Energy, Inc.	203	5,594
TELUS Corp.	203	6,997
Thomson Reuters Corp.	203	7,733
Toronto-Dominion Bank (The)	304	12,915
TransCanada Corp.	101	4,107
Veresen, Inc.	101	1,366

Total Canada		165,843

Chile - 0.0%
Empresas COPEC S.A.	93	987

China - 3.8%
Anhui Conch Cement Co., Ltd. Class H	500	1,754
Bank of China Ltd. Class H	11,000	7,151
Bank of Communications Co., Ltd. Class H	5,000	5,211
Beijing Enterprises Holdings Ltd.	500	3,763
China Construction Bank Corp. Class H	24,000	21,918
China Everbright International Ltd.	1,000	1,793
China Life Insurance Co., Ltd. Class H	1,000	4,353
China Mobile Ltd.	1,500	19,203
China Oilfield Services Ltd. Class H	2,000	3,189
China Pacific Insurance Group Co., Ltd. Class H	200	960
CNOOC Ltd.	4,000	5,676
Industrial & Commercial Bank of China Ltd. Class H	11,000	8,740
Ping An Insurance Group Co. of China Ltd. Class H	500	6,753
Sinopharm Group Co., Ltd. Class H	400	1,778

Total China		92,242

Czech Republic - 0.1%
Komercni Banka AS	6	1,330

Denmark - 1.4%
Carlsberg A/S Class B	40	3,629
Chr Hansen Holding A/S	61	2,975
Novo Nordisk A/S Class B	329	17,916
Novozymes A/S Class B	50	2,376
TDC A/S	751	5,504

Total Denmark		32,400

Finland - 0.5%
Sampo Oyj Class A	152	7,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2015

Investments	Shares	Value
Wartsila Oyj Abp	94	$4,401

Total Finland		11,556

France - 8.1%
Aeroports de Paris	16	1,807
Air Liquide S.A.	33	4,171
Airbus Group SE	82	5,317
AXA S.A.	403	10,161
BNP Paribas S.A.	141	8,507
Bouygues S.A.	111	4,148
Bureau Veritas S.A.	105	2,417
Cap Gemini S.A.	13	1,150
Christian Dior SE	16	3,122
Cie de Saint-Gobain	107	4,801
Cie Generale des Etablissements Michelin	40	4,189
Credit Agricole S.A.	310	4,608
Danone S.A.	82	5,298
Dassault Systemes	15	1,090
Edenred	82	2,025
Electricite de France S.A.	387	8,624
Essilor International S.A.	21	2,504
GDF Suez	598	11,087
L’Oreal S.A.	50	8,914
LVMH Moet Hennessy Louis Vuitton SE	52	9,105
Orange S.A.	750	11,540
Renault S.A.	46	4,788
Rexel S.A.	151	2,433
Sanofi	165	16,222
Schneider Electric SE	88	6,072
Societe BIC S.A.	13	2,071
Societe Generale S.A.	96	4,479
Total S.A.	463	22,477
Unibail-Rodamco SE	19	4,799
Vallourec S.A.	69	1,408
Vinci S.A.	110	6,359
Vivendi S.A.	318	8,016

Total France		193,709

Germany - 6.7%
Allianz SE Registered Shares	87	13,542
BASF SE	171	15,017
Bayer AG Registered Shares	76	10,631
Bayerische Motoren Werke AG	100	10,939
Continental AG	22	5,203
Daimler AG Registered Shares	180	16,373
Deutsche Bank AG Registered Shares	168	5,045
Deutsche Boerse AG	51	4,219
Deutsche Post AG Registered Shares	226	6,599
Deutsche Telekom AG Registered Shares	941	16,199
Deutsche Wohnen AG Bearer Shares	84	1,924
E.ON SE	473	6,298
Hannover Rueck SE	46	4,448
LEG Immobilien AG*	28	1,944
Linde AG	26	4,922
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	45	7,972
SAP SE	100	6,975
Siemens AG Registered Shares	150	15,100
Volkswagen AG	35	8,094

Total Germany		161,444

Hong Kong - 1.3%
BOC Hong Kong Holdings Ltd.	1,500	6,250
Hang Seng Bank Ltd.	300	5,863
Henderson Land Development Co., Ltd.	1,100	7,527
Hong Kong & China Gas Co., Ltd.	2,200	4,614
New World Development Co., Ltd.	2,000	2,616
Swire Properties Ltd.	1,000	3,192

Total Hong Kong		30,062

Hungary - 0.0%
OTP Bank PLC	27	534

Indonesia - 0.4%
Astra International Tbk PT	10,300	5,466
Perusahaan Gas Negara Persero Tbk PT	11,200	3,625

Total Indonesia		9,091

Ireland - 0.3%
CRH PLC	207	5,814
Kerry Group PLC Class A	30	2,223

Total Ireland		8,037

Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	171	10,117

Italy - 1.7%
Assicurazioni Generali SpA	251	4,519
Enel SpA	1,404	6,358
Eni SpA	889	15,769
EXOR SpA	38	1,813
Intesa Sanpaolo SpA	1,423	5,156
Snam SpA	1,070	5,088
Telecom Italia SpA RSP	1,669	1,703

Total Italy		40,406

Japan - 19.6%
Aisin Seiki Co., Ltd.	100	4,258
Astellas Pharma, Inc.	300	4,279
Bridgestone Corp.	100	3,700
Canon, Inc.	400	13,018
Chugoku Electric Power Co., Inc. (The)	100	1,460
Daiichi Sankyo Co., Ltd.	300	5,551
Daiwa House Industry Co., Ltd.	200	4,663
Daiwa Securities Group, Inc.	1,000	7,496
Denso Corp.	200	9,964
Eisai Co., Ltd.	100	6,714
Electric Power Development Co., Ltd.	100	3,535
Fuji Heavy Industries Ltd.	100	3,684
Honda Motor Co., Ltd.	300	9,712
Hulic Co., Ltd.	200	1,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2015

Investments	Shares	Value
IHI Corp.	1,000	$4,658
Isetan Mitsukoshi Holdings Ltd.	100	1,788
ITOCHU Corp.	700	9,250
J. Front Retailing Co., Ltd.	100	1,883
Japan Exchange Group, Inc.	100	3,248
Japan Tobacco, Inc.	400	14,254
Kao Corp.	100	4,652
KDDI Corp.	500	12,070
Kirin Holdings Co., Ltd.	300	4,134
Komatsu Ltd.	200	4,016
Kyocera Corp.	100	5,200
Makita Corp.	100	5,426
Marubeni Corp.	800	4,591
Mitsubishi Corp.	500	11,000
Mitsubishi Materials Corp.	1,000	3,841
Mitsubishi UFJ Financial Group, Inc.	2,800	20,132
Mitsui & Co., Ltd.	600	8,152
Mizuho Financial Group, Inc.	6,400	13,860
MS&AD Insurance Group Holdings, Inc.	100	3,116
Murata Manufacturing Co., Ltd.	100	17,456
Nagoya Railroad Co. Ltd.	1,000	3,743
NEC Corp.	1,000	3,032
Nidec Corp.	100	7,490
Nippon Express Co., Ltd.	1,000	4,920
Nippon Steel & Sumitomo Metal Corp.	2,000	5,188
Nippon Telegraph & Telephone Corp.	400	14,493
Nissan Motor Co., Ltd.	1,100	11,462
Nomura Holdings, Inc.	800	5,430
Nomura Research Institute Ltd.	100	3,915
NTT DOCOMO, Inc.	1,000	19,156
Oriental Land Co., Ltd.	100	6,387
Panasonic Corp.	300	4,122
Secom Co., Ltd.	100	6,493
Sekisui House Ltd.	300	4,766
Seven & I Holdings Co., Ltd.	200	8,597
Shin-Etsu Chemical Co., Ltd.	100	6,210
Sumitomo Corp.	500	5,819
Sumitomo Mitsui Financial Group, Inc.	300	13,384
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,581
Taiheiyo Cement Corp.	1,000	2,926
Takeda Pharmaceutical Co., Ltd.	300	14,492
Terumo Corp.	100	2,400
Tokio Marine Holdings, Inc.	100	4,163
Tokyo Electron Ltd.	100	6,331
Tokyu Fudosan Holdings Corp.	300	2,314
Toray Industries, Inc.	1,000	8,462
Toshiba Corp.	1,000	3,441
Toyota Motor Corp.	700	46,926
Trend Micro, Inc.	100	3,424
Yahoo Japan Corp.	600	2,422
Yamaha Motor Co., Ltd.	100	2,188

Total Japan		471,213

Malaysia - 0.4%
CIMB Group Holdings Bhd	2,000	2,899
Malayan Banking Bhd	2,700	6,541

Total Malaysia		9,440

Mexico - 1.0%
Alfa S.A.B. de C.V. Class A	1,217	2,329
America Movil S.A.B. de C.V. Series L	6,490	6,932
El Puerto de Liverpool S.A.B. de C.V. Class C1	304	3,517
Fomento Economico Mexicano S.A.B. de C.V.	811	7,235
Grupo Mexico S.A.B. de C.V. Series B	1,521	4,593

Total Mexico		24,606

Netherlands - 0.9%
Akzo Nobel N.V.	59	4,291
Boskalis Westminster N.V.	53	2,593
Heineken N.V.	62	4,702
Koninklijke Ahold N.V.	283	5,297
Koninklijke Philips N.V.	232	5,899

Total Netherlands		22,782

New Zealand - 0.0%
Fletcher Building Ltd.	109	599

Norway - 0.6%
Gjensidige Forsikring ASA	214	3,438
Statoil ASA	398	7,088
Yara International ASA	52	2,699

Total Norway		13,225

Philippines - 0.2%
Ayala Land, Inc.	2,700	2,233
Universal Robina Corp.	690	2,969

Total Philippines		5,202

Poland - 0.2%
Bank Pekao S.A.	46	2,201
PGE Polska Grupa Energetyczna S.A.	281	1,378
Polski Koncern Naftowy Orlen S.A.	63	1,236

Total Poland		4,815

Portugal - 0.1%
Galp Energia, SGPS, S.A.	196	2,297

Russia - 0.8%
Gazprom OAO ADR	1,084	5,583
Lukoil OAO ADR	93	4,092
Magnit PJSC GDR Reg S	29	1,614
NovaTek OAO GDR Reg S	15	1,527
Rosneft OAO GDR Reg S	1,063	4,380
Tatneft OAO ADR	40	1,279

Total Russia		18,475

Singapore - 1.0%
ComfortDelGro Corp., Ltd.	800	1,860
DBS Group Holdings Ltd.	300	4,610
Keppel Corp., Ltd.	300	1,831
Singapore Press Holdings Ltd.	1,200	3,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2015

Investments	Shares	Value
Singapore Technologies Engineering Ltd.	700	$1,715
Singapore Telecommunications Ltd.	2,300	7,191
United Overseas Bank Ltd.	200	3,427

Total Singapore		24,270

South Africa - 1.4%
Aspen Pharmacare Holdings Ltd.*	42	1,246
Bidvest Group Ltd. (The)	104	2,640
FirstRand Ltd.	992	4,358
Mr. Price Group Ltd.	100	2,064
MTN Group Ltd.	370	6,973
Netcare Ltd.	604	1,905
Sasol Ltd.	117	4,338
Steinhoff International Holdings Ltd.	286	1,814
Vodacom Group Ltd.	434	4,959
Woolworths Holdings Ltd.	292	2,372

Total South Africa		32,669

South Korea - 2.6%
Amorepacific Corp.	4	1,499
BNK Financial Group, Inc.	128	1,629
Coway Co., Ltd.	28	2,294
E-Mart Co., Ltd.	8	1,657
Hana Financial Group, Inc.	71	1,849
Hankook Tire Co., Ltd.	50	1,883
Hyundai Engineering & Construction Co., Ltd.	40	1,472
Hyundai Glovis Co., Ltd.	5	905
Hyundai Steel Co.	25	1,517
KB Financial Group, Inc.	74	2,448
KCC Corp.	3	1,321
Korea Zinc Co., Ltd.	5	2,443
KT&G Corp.	55	4,679
LG Electronics, Inc.	33	1,396
LG Household & Health Care Ltd.	2	1,388
POSCO	26	5,221
Samsung Electronics Co., Ltd.	18	20,462
Samsung Fire & Marine Insurance Co., Ltd.	8	2,109
SK Telecom Co., Ltd.	30	6,724

Total South Korea		62,896

Spain - 2.5%
Amadeus IT Holding S.A. Class A	46	1,833
Banco Bilbao Vizcaya Argentaria S.A.	642	6,289
Banco Santander S.A.	2,476	17,281
Endesa S.A.	148	2,830
Gas Natural SDG S.A.	163	3,694
Iberdrola S.A.	509	3,427
Inditex S.A.	217	7,049
Red Electrica Corp. S.A.	18	1,442
Repsol S.A.	278	4,878
Telefonica S.A.	816	11,592

Total Spain		60,315

Sweden - 2.4%
Atlas Copco AB Class A	186	5,201
Hennes & Mauritz AB Class B	226	8,694
Meda AB Class A	90	1,252
Nordea Bank AB	635	7,913
Sandvik AB	359	3,965
Securitas AB Class B	195	2,576
Skandinaviska Enskilda Banken AB Class A	442	5,647
Swedbank AB Class A	268	6,243
Telefonaktiebolaget LM Ericsson Class B	514	5,321
TeliaSonera AB	1,223	7,194
Trelleborg AB Class B	167	3,085

Total Sweden		57,091

Switzerland - 8.0%
ABB Ltd. Registered Shares*	488	10,224
Actelion Ltd. Registered Shares*	8	1,171
Aryzta AG*	27	1,332
Cie Financiere Richemont S.A. Registered Shares	71	5,778
Credit Suisse Group AG Registered Shares*	246	6,765
Holcim Ltd. Registered Shares*	63	4,651
Kuehne + Nagel International AG Registered Shares	30	3,984
Nestle S.A. Registered Shares	483	34,886
Novartis AG Registered Shares	369	36,385
Partners Group Holding AG	7	2,094
Roche Holding AG Genusschein	110	30,838
Schindler Holding AG Participation Certificate	17	2,781
Swiss Re AG	188	16,646
Swisscom AG Registered Shares	11	6,168
Syngenta AG Registered Shares	20	8,132
UBS Group AG*	314	6,663
Zurich Insurance Group AG*	43	13,095

Total Switzerland		191,593

Taiwan - 2.5%
Advanced Semiconductor Engineering, Inc.	3,000	4,064
Cathay Financial Holding Co., Ltd.	3,000	5,241
Chunghwa Telecom Co., Ltd.	2,000	6,378
Formosa Petrochemical Corp.	2,000	5,134
Fubon Financial Holding Co., Ltd.	2,000	3,980
Hon Hai Precision Industry Co., Ltd.	2,000	6,288
Mega Financial Holding Co., Ltd.	5,000	4,505
Nan Ya Plastics Corp.	2,000	4,693
Taishin Financial Holding Co., Ltd.	7,000	2,915
Taiwan Cement Corp.	2,000	2,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2015

Investments	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	$13,661

Total Taiwan		59,384

Thailand - 0.3%
CP ALL PCL NVDR	1,900	2,602
Intouch Holdings PCL NVDR	1,400	3,233
PTT Exploration & Production PCL NVDR	700	2,259

Total Thailand		8,094

Turkey - 0.2%
Akbank TAS	774	2,239
Turkiye Garanti Bankasi AS	638	1,991

Total Turkey		4,230

United Kingdom - 16.4%
Anglo American PLC	312	4,507
Antofagasta PLC	471	5,107
ARM Holdings PLC	50	815
AstraZeneca PLC	195	12,325
BAE Systems PLC	827	5,868
Barclays PLC	1,905	7,805
BG Group PLC	263	4,382
BHP Billiton PLC	432	8,486
BP PLC	4,329	28,605
British American Tobacco PLC	334	17,938
BT Group PLC	1,003	7,102
Bunzl PLC	121	3,307
Burberry Group PLC	120	2,965
Centrica PLC	1,398	5,800
CNH Industrial N.V.	273	2,488
Compass Group PLC	308	5,101
Diageo PLC	344	9,960
Dixons Carphone PLC	190	1,355
easyJet PLC	101	2,456
GlaxoSmithKline PLC	1,156	24,044
Hammerson PLC	262	2,536
Howden Joinery Group PLC	260	2,116
HSBC Holdings PLC	3,160	28,332
Imperial Tobacco Group PLC	204	9,840
Inmarsat PLC	146	2,102
InterContinental Hotels Group PLC	36	1,453
Intu Properties PLC	549	2,656
Investec PLC	282	2,537
John Wood Group PLC	164	1,662
Johnson Matthey PLC	51	2,437
Legal & General Group PLC	1,291	5,054
National Grid PLC	761	9,780
Old Mutual PLC	1,438	4,557
Pearson PLC	208	3,942
Pennon Group PLC	182	2,320
Prudential PLC	270	6,507
Reckitt Benckiser Group PLC	88	7,595
Reed Elsevier N.V.	206	4,883
Rexam PLC	274	2,379
Rightmove PLC	31	1,598
Rio Tinto PLC	247	10,154
Royal Dutch Shell PLC Class A	622	17,476
Royal Dutch Shell PLC Class B	479	13,613
SABMiller PLC	136	7,067
Segro PLC	377	2,406
Severn Trent PLC	81	2,651
Sky PLC	289	4,713
Spirax-Sarco Engineering PLC	27	1,441
SSE PLC	241	5,822
Standard Chartered PLC	465	7,452
Unilever N.V. CVA	355	14,775
Unilever PLC	205	8,802
United Utilities Group PLC	220	3,086
Vodafone Group PLC	8,008	28,948

Total United Kingdom		393,108

TOTAL COMMON STOCKS (Cost: $2,448,769)		2,375,240

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 7/3/15* (Cost $151)	278	144

EXCHANGE-TRADED FUND - 1.3%

United States - 1.3%
iShares MSCI India ETF (Cost: $29,263)	980	29,704

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $2,478,183)		2,405,088
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(3,650)

NET ASSETS - 100.0%		$2,401,438

*	Non-income producing security.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 14.8%
Abacus Property Group	135,926	$305,060
BWP Trust(a)	170,036	399,911
Charter Hall Group	76,624	266,197
Charter Hall Retail REIT(a)	116,830	380,733
Cromwell Property Group	619,455	488,016
Dexus Property Group	206,651	1,159,473
Federation Centres(a)	1,178,668	2,645,299
Goodman Group(a)	290,924	1,401,998
GPT Group (The)(a)	400,670	1,318,047
Investa Office Fund	155,234	453,389
Lend Lease Group	119,256	1,377,652
Mirvac Group	843,545	1,199,445
Stockland(a)	612,562	1,930,342
Westfield Corp.	676,027	4,738,700

Total Australia		18,064,262

Belgium - 0.7%
Befimmo S.A.	5,626	343,827
Cofinimmo S.A.	5,154	532,395

Total Belgium		876,222

Brazil - 0.5%
BR Malls Participacoes S.A.	31,824	149,162
BR Properties S.A.	58,553	197,351
Iguatemi Empresa de Shopping Centers S.A.	9,519	75,352
Multiplan Empreendimentos Imobiliarios S.A.	11,791	182,004

Total Brazil		603,869

Canada - 9.0%
Allied Properties Real Estate Investment Trust	11,719	332,670
Artis Real Estate Investment Trust	39,427	432,972
Boardwalk Real Estate Investment Trust	7,032	318,973
Brookfield Asset Management, Inc. Class A	61,794	2,160,031
Calloway Real Estate Investment Trust	33,344	772,405
Canadian Apartment Properties REIT	22,776	503,518
Canadian Real Estate Investment Trust	11,361	386,299
Chartwell Retirement Residences	39,674	364,818
Cominar Real Estate Investment Trust	41,813	593,812
Crombie Real Estate Investment Trust	33,906	338,666
Dream Office Real Estate Investment Trust	36,942	726,146
First Capital Realty, Inc.(a)	41,391	592,792
Granite Real Estate Investment Trust	12,846	442,039
H&R Real Estate Investment Trust	73,289	1,317,318
Morguard Real Estate Investment Trust	11,235	148,306
RioCan Real Estate Investment Trust	71,720	1,537,862

Total Canada		10,968,627

China - 5.2%
China Overseas Grand Oceans Group Ltd.(a)	150,300	76,192
China Overseas Land & Investment Ltd.	742,049	2,617,853
China South City Holdings Ltd.(a)	1,112,000	384,410
Franshion Properties China Ltd.	1,848,000	660,294
Poly Property Group Co., Ltd.(a)	1,066,000	515,637
Shenzhen Investment Ltd.	1,460,000	715,635
Sino-Ocean Land Holdings Ltd.	1,221,700	923,459
Yuexiu Property Co., Ltd.	2,328,000	507,487

Total China		6,400,967

Finland - 0.2%
Citycon Oyj*(a)	17,161	42,869
Sponda Oyj	49,266	181,693

Total Finland		224,562

France - 11.1%
Fonciere Des Regions	17,070	1,449,658
Gecina S.A.	12,307	1,515,912
ICADE	19,266	1,375,123
Klepierre	69,789	3,067,977
Mercialys S.A.	29,322	653,902
Nexity S.A.(a)	16,686	654,422
Unibail-Rodamco SE	19,478	4,919,931

Total France		13,636,925

Germany - 1.3%
Deutsche Euroshop AG	4,612	202,413
Deutsche Wohnen AG Bearer Shares	24,604	563,490
LEG Immobilien AG*	7,325	508,626
TAG Immobilien AG(a)	31,127	364,158

Total Germany		1,638,687

Hong Kong - 19.0%
Champion REIT	1,673,000	919,308
Fortune Real Estate Investment Trust	289,000	291,142
Hang Lung Group Ltd.	115,649	509,434
Hang Lung Properties Ltd.	570,283	1,695,574
Henderson Land Development Co., Ltd.	257,440	1,761,639
Hui Xian Real Estate Investment Trust	872,634	489,722
Hysan Development Co., Ltd.	140,115	607,267
Kowloon Development Co., Ltd.	147,000	185,633
Link REIT (The)	160,115	937,655
New World Development Co., Ltd.	1,128,497	1,476,025
Sino Land Co., Ltd.	953,735	1,594,366
Sun Hung Kai Properties Ltd.	313,810	5,084,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2015

Investments	Shares	Value
Swire Pacific Ltd. Class A	126,778	$1,593,607
Swire Properties Ltd.	584,941	1,867,423
Wharf Holdings Ltd. (The)	375,872	2,501,757
Wheelock & Co., Ltd.	227,231	1,160,695
Yuexiu Real Estate Investment Trust	1,020,000	561,802

Total Hong Kong		23,237,123

Indonesia - 0.4%
Bumi Serpong Damai Tbk PT	852,224	106,748
Ciputra Development Tbk PT	1,218,000	115,565
Lippo Karawaci Tbk PT	1,190,000	105,321
Summarecon Agung Tbk PT	1,167,300	143,149

Total Indonesia		470,783

Israel - 0.9%
Azrieli Group	11,232	448,696
Gazit-Globe Ltd.	28,264	337,154
Melisron Ltd.	7,043	252,043

Total Israel		1,037,893

Italy - 0.2%
Beni Stabili SpA SIIQ	352,801	261,798

Japan - 6.1%
Aeon Mall Co., Ltd.(a)	68,330	1,280,996
Daikyo, Inc.(a)	50,000	80,497
Daito Trust Construction Co., Ltd.	9,800	1,015,519
Daiwa House Industry Co., Ltd.(a)	81,100	1,890,886
Hulic Co., Ltd.(a)	17,900	158,864
Mitsubishi Estate Co., Ltd.(a)	30,589	659,076
Mitsui Fudosan Co., Ltd.	28,308	792,804
Nomura Real Estate Holdings, Inc.	19,665	413,019
NTT Urban Development Corp.(a)	21,400	213,012
Sumitomo Real Estate Sales Co., Ltd.	6,080	153,534
Sumitomo Realty & Development Co., Ltd.(a)	11,279	395,754
Tokyo Tatemono Co., Ltd.(a)	9,000	125,036
Tokyu Fudosan Holdings Corp.(a)	38,868	299,852

Total Japan		7,478,849

Malaysia - 1.2%
IGB Real Estate Investment Trust REIT	583,800	205,792
IOI Properties Group Bhd	411,700	201,867
Mah Sing Group Bhd	367,080	160,531
SP Setia Bhd Group	334,855	275,126
Sunway Bhd	229,800	209,518
Sunway Construction Group Bhd*†	21,860	9,270
Sunway Real Estate Investment Trust	554,396	226,284
UEM Sunrise Bhd	477,100	123,290

Total Malaysia		1,411,678

Mexico - 0.8%
Concentradora Fibra Danhos S.A. de C.V.(a)	108,855	256,829
Corp. Inmobiliaria Vesta S.A.B. de C.V.(a)	49,957	81,443
Fibra Uno Administracion S.A. de C.V.(a)	211,919	503,912
Mexico Real Estate Management S.A. de C.V.*	62,475	86,402

Total Mexico		928,586

Netherlands - 0.6%
Eurocommercial Properties N.V. CVA	10,606	442,023
Wereldhave N.V.	4,728	268,296

Total Netherlands		710,319

Philippines - 1.2%
Ayala Land, Inc.	790,500	653,929
Robinsons Land Corp.	306,500	199,167
SM Prime Holdings, Inc.	1,402,575	621,500

Total Philippines		1,474,596

Russia - 0.1%
LSR Group PJSC GDR Reg S	84,267	170,219

Singapore - 9.7%
Ascendas Real Estate Investment Trust	501,601	916,404
Ascott Residence Trust	361,073	345,922
CapitaLand Commercial Trust	680,535	788,440
CapitaLand Ltd.(a)	482,789	1,254,929
CapitaLand Mall Trust	821,286	1,311,374
CapitaLand Retail China Trust	219,400	283,517
CDL Hospitality Trusts(a)	288,932	349,765
City Developments Ltd.	50,303	365,365
Frasers Centrepoint Ltd.	224,500	295,943
Frasers Centrepoint Trust	161,100	246,466
Global Logistic Properties Ltd.	340,500	639,781
Keppel REIT	775,800	659,704
Mapletree Commercial Trust	507,590	552,261
Mapletree Greater China Commercial Trust	795,900	602,910
Mapletree Industrial Trust	519,818	602,240
Mapletree Logistics Trust	704,887	591,550
SPH REIT	250,300	194,254
Starhill Global REIT	626,784	409,632
Suntec Real Estate Investment Trust(a)	412,228	528,105
United Industrial Corp., Ltd.	34,800	87,614
UOL Group Ltd.	67,500	346,899
Wing Tai Holdings Ltd.(a)	258,698	366,001
Yanlord Land Group Ltd.(a)	152,900	128,316

Total Singapore		11,867,392

South Africa - 3.1%
Capital Property Fund	435,158	512,678
Growthpoint Properties Ltd.	621,076	1,353,931
Hyprop Investments Ltd.	57,585	574,059
Redefine Properties Ltd.	895,476	753,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2015

Investments	Shares	Value
Resilient Property Income Fund Ltd.	76,382	$606,953

Total South Africa		3,800,875

Sweden - 1.5%
Atrium Ljungberg AB Class B(a)	17,529	229,213
Castellum AB	30,097	422,573
Fabege AB	28,348	386,401
Hufvudstaden AB Class A	19,625	238,646
Kungsleden AB	17,234	116,832
Wallenstam AB Class B(a)	28,246	200,505
Wihlborgs Fastigheter AB	14,093	229,292

Total Sweden		1,823,462

Switzerland - 1.4%
PSP Swiss Property AG Registered Shares*	8,436	722,144
Swiss Prime Site AG Registered Shares*	13,824	1,049,503

Total Switzerland		1,771,647

Taiwan - 0.8%
Highwealth Construction Corp.	106,700	254,521
Ruentex Development Co., Ltd.	418,782	662,353

Total Taiwan		916,874

Thailand - 1.2%
Central Pattana PCL NVDR	274,074	385,443
Land & Houses PCL NVDR	1,763,411	462,056
Pruksa Real Estate PCL NVDR	258,993	193,619
Quality Houses PCL NVDR	2,107,657	157,253
Supalai PCL NVDR	310,921	173,064
WHA Corp. PCL NVDR*	1,097,630	129,991

Total Thailand		1,501,426

Turkey - 0.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	886,157	912,950

United Kingdom - 7.9%
Big Yellow Group PLC	21,817	218,737
British Land Co. PLC (The)	177,089	2,209,961
Capital & Counties Properties PLC	17,407	119,140
Countrywide PLC	26,623	237,822
Derwent London PLC	7,866	420,857
Great Portland Estates PLC	21,131	257,886
Hammerson PLC	110,632	1,070,915
Intu Properties PLC	252,453	1,221,273
Land Securities Group PLC	102,915	1,948,728
Londonmetric Property PLC	144,397	366,301
Savills PLC	12,195	181,434
Segro PLC	140,306	895,435
Shaftesbury PLC	23,685	323,325
Unite Group PLC (The)	16,523	148,508

Total United Kingdom		9,620,322

TOTAL COMMON STOCKS (Cost: $116,141,740)		121,810,913

WARRANTS - 0.0%

Malaysia - 0.0%
Mah Sing Group Bhd, expiring 2/21/20*	24,781	1,215

Thailand - 0.0%
WHA Corp. PCL, expiring 3/4/20*	9,854	4,843

TOTAL WARRANTS (Cost: $0)		6,058

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Global Natural Resources Fund(a)(b) (Cost: $49,709)	2,826	43,952

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.0%

United States - 11.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $13,423,194)(d)	13,423,194	13,423,194

TOTAL INVESTMENTS IN SECURITIES - 110.6% (Cost: $129,614,643)		135,284,117
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (10.6)%		(12,936,104)

NET ASSETS - 100.0%		$122,348,013

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $9,270, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $12,730,033 and the total market value of the collateral held by the Fund was $13,467,177. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $43,983. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 98.0%

Australia - 2.2%
AGL Energy Ltd.	41,705	$498,447

Austria - 0.6%
Verbund AG(a)	8,668	125,939

Brazil - 4.8%
Centrais Eletricas Brasileiras S.A.*	140,206	265,391
Cia de Saneamento Basico do Estado de Sao Paulo	39,718	210,967
CPFL Energia S.A.	56,920	352,727
Equatorial Energia S.A.	3,037	34,384
Tractebel Energia S.A.	18,741	206,269

Total Brazil		1,069,738

Canada - 8.1%
Algonquin Power & Utilities Corp.(a)	22,672	169,979
Atco Ltd. Class I	3,733	118,079
Canadian Utilities Ltd. Class A	6,272	180,707
Capital Power Corp.(a)	12,358	213,217
Emera, Inc.(a)	10,921	344,132
Fortis, Inc.	9,770	274,526
Superior Plus Corp.(a)	20,946	210,727
TransAlta Corp.(a)	37,995	294,599

Total Canada		1,805,966

Chile - 3.3%
Aguas Andinas S.A. Class A	219,049	124,590
Colbun S.A.	134,066	38,142
E.CL S.A.	57,500	77,987
Empresa Nacional de Electricidad S.A.	135,659	187,803
Enersis S.A.	946,867	300,881

Total Chile		729,403

China - 14.2%
Beijing Jingneng Clean Energy Co., Ltd. Class H(a)	308,000	125,543
China Longyuan Power Group Corp., Ltd. Class H	68,100	75,720
China Power International Development Ltd.(a)	967,000	737,173
China Resources Power Holdings Co., Ltd.	112,100	313,054
Datang International Power Generation Co., Ltd. Class H	634,000	324,665
Guangdong Investment Ltd.	178,600	250,188
Huadian Fuxin Energy Corp., Ltd. Class H	146,000	69,869
Huadian Power International Corp., Ltd. Class H	508,000	562,875
Huaneng Power International, Inc. Class H	432,640	602,706
Huaneng Renewables Corp., Ltd. Class H	242,000	97,705

Total China		3,159,498

Czech Republic - 1.8%
CEZ AS	17,580	408,144

Finland - 1.6%
Fortum Oyj	19,788	351,442

France - 8.7%
Electricite de France S.A.	12,945	288,466
GDF Suez	20,548	380,966
Rubis SCA	4,623	316,577
Suez Environnement Co.	24,812	461,266
Veolia Environnement S.A.	24,027	489,639

Total France		1,936,914

Germany - 1.9%
E.ON SE	19,939	265,482
RWE AG	7,580	162,874

Total Germany		428,356

Hong Kong - 3.7%
CLP Holdings Ltd.	40,822	347,004
Hong Kong & China Gas Co., Ltd.	78,645	164,948
Power Assets Holdings Ltd.	34,386	313,586

Total Hong Kong		825,538

Indonesia - 0.9%
Perusahaan Gas Negara Persero Tbk PT	627,200	202,990

Italy - 8.4%
A2A SpA(a)	370,305	441,476
Enel Green Power SpA(a)	57,639	112,580
Enel SpA	51,834	234,710
Hera SpA	107,082	267,733
Snam SpA	91,812	436,603
Terna Rete Elettrica Nazionale SpA(a)	85,685	378,444

Total Italy		1,871,546

Japan - 6.5%
Chugoku Electric Power Co., Inc. (The)(a)	23,700	345,917
Electric Power Development Co., Ltd.	5,042	178,210
Hokuriku Electric Power Co.(a)	22,400	333,899
Okinawa Electric Power Co., Inc. (The)	3,900	97,528
Osaka Gas Co., Ltd.(a)	44,000	173,785
Toho Gas Co., Ltd.(a)	23,000	136,273
Tohoku Electric Power Co., Inc.	3,200	43,359
Tokyo Gas Co., Ltd.	25,000	132,799

Total Japan		1,441,770

Malaysia - 1.5%
Petronas Gas Bhd	32,000	180,313
Tenaga Nasional Bhd	44,200	148,075

Total Malaysia		328,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2015

Investments	Shares	Value
Mexico - 1.2%
Infraestructura Energetica Nova S.A.B. de C.V.(a)	53,868	$267,235

Philippines - 1.8%
Aboitiz Power Corp.	175,800	177,398
Energy Development Corp.	593,900	98,522
Manila Electric Co.	18,620	120,252

Total Philippines		396,172

Poland - 3.8%
Energa S.A.	48,073	290,670
PGE Polska Grupa Energetyczna S.A.	68,907	337,857
Tauron Polska Energia S.A.	175,581	204,484

Total Poland		833,011

Portugal - 1.8%
EDP-Energias de Portugal S.A.	105,167	398,988

Russia - 0.3%
RusHydro JSC ADR	58,744	58,274

South Korea - 0.1%
Korea Electric Power Corp.	348	14,289

Spain - 6.3%
EDP Renovaveis S.A.(a)	9,076	64,214
Enagas S.A.(a)	13,033	354,249
Endesa S.A.(a)	10,529	201,370
Gas Natural SDG S.A.(a)	11,568	262,164
Iberdrola S.A.	33,491	225,461
Red Electrica Corp. S.A.(a)	3,633	290,962

Total Spain		1,398,420

Taiwan - 0.6%
SPCG PCL NVDR	168,000	130,568

Thailand - 1.2%
Electricity Generating PCL NVDR	35,146	159,728
Glow Energy PCL	42,700	107,776

Total Thailand		267,504

United Kingdom - 12.7%
Centrica PLC	109,146	452,823
Drax Group PLC(a)	19,309	105,739
National Grid PLC	30,350	390,061
Pennon Group PLC	26,752	341,001
Severn Trent PLC	12,866	421,077
SSE PLC	21,200	512,122
Telecom Plus PLC(a)	10,396	161,863
United Utilities Group PLC	31,671	444,296

Total United Kingdom		2,828,982

TOTAL COMMON STOCKS (Cost: $23,263,589)		21,777,522

EXCHANGE-TRADED FUNDS AND NOTES - 1.4%

United States - 1.4%
iPath MSCI India Index ETN*(a)	4,313	303,333
WisdomTree Global ex-U.S. Real Estate Fund(b)	251	7,224

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $256,608)		310,557

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.1%

United States - 24.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $5,362,558)(d)	5,362,558	5,362,558

TOTAL INVESTMENTS IN SECURITIES - 123.5% (Cost: $28,882,755)		27,450,637
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (23.5)%		(5,231,476)

NET ASSETS - 100.0%		$22,219,161

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $5,040,701 and the total market value of the collateral held by the Fund was $5,367,773. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,215. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 7.4%
BHP Billiton Ltd.	14,219	$295,622
Fortescue Metals Group Ltd.(a)	227,994	334,701
Rio Tinto Ltd.	8,501	351,195
Woodside Petroleum Ltd.	19,020	500,401

Total Australia		1,481,919

Brazil - 2.2%
Petroleo Brasileiro S.A.*	31,174	140,797
Vale S.A.	51,608	303,860

Total Brazil		444,657

Canada - 8.7%
Agrium, Inc.(a)	3,040	322,323
Cameco Corp.(a)	9,962	142,594
Canadian Natural Resources Ltd.	4,801	130,365
Crescent Point Energy Corp.(a)	15,591	320,075
Encana Corp.(a)	5,273	58,159
First Quantum Minerals Ltd.(a)	3,178	41,569
Imperial Oil Ltd.(a)	1,689	65,276
Potash Corp. of Saskatchewan, Inc.	10,028	310,692
Suncor Energy, Inc.	5,594	154,138
Teck Resources Ltd. Class B	20,628	204,553

Total Canada		1,749,744

China - 3.7%
China Oilfield Services Ltd. Class H(a)	84,000	133,922
China Shenhua Energy Co., Ltd. Class H	151,000	344,362
CNOOC Ltd.	192,618	273,303

Total China		751,587

France - 2.5%
Technip S.A.	2,897	179,209
Total S.A.	6,489	315,013

Total France		494,222

Germany - 0.7%
K+S AG Registered Shares	3,463	145,792

Indonesia - 0.3%
Charoen Pokphand Indonesia Tbk PT	272,000	56,104

Israel - 1.2%
Israel Chemicals Ltd.	33,863	236,711

Italy - 1.9%
Eni SpA	22,121	392,384

Japan - 2.0%
Mitsubishi Materials Corp.(a)	50,000	192,048
Sumitomo Metal Mining Co., Ltd.(a)	14,000	213,207

Total Japan		405,255

Malaysia - 2.1%
IOI Corp. Bhd	223,100	240,070
Kuala Lumpur Kepong Bhd	30,100	170,724
SapuraKencana Petroleum Bhd	23,800	14,887

Total Malaysia		425,681

Mexico - 1.5%
Grupo Mexico S.A.B. de C.V. Series B(a)	54,057	163,232
Industrias Penoles S.A.B. de C.V.(a)	8,742	142,602

Total Mexico		305,834

Norway - 2.8%
Statoil ASA	16,314	290,510
Yara International ASA	5,377	279,119

Total Norway		569,629

Poland - 1.2%
KGHM Polska Miedz S.A.	8,371	237,159

Russia - 10.9%
Gazprom OAO ADR	60,382	310,967
Lukoil OAO ADR	9,670	425,528
MMC Norilsk Nickel PJSC ADR	29,802	502,760
NovaTek OAO GDR Reg S	1,797	182,935
Novolipetsk Steel OJSC GDR Reg S	13,522	179,843
Rosneft OAO GDR Reg S	79,187	326,250
Tatneft OAO ADR	8,417	269,176

Total Russia		2,197,459

Singapore - 1.0%
Wilmar International Ltd.	79,800	194,388

South Africa - 4.2%
Exxaro Resources Ltd.(a)	31,760	227,437
Kumba Iron Ore Ltd.(a)	32,354	402,394
Sasol Ltd.	5,557	206,023

Total South Africa		835,854

South Korea - 0.7%
Korea Zinc Co., Ltd.	279	136,317

Spain - 1.5%
Repsol S.A.	17,777	311,962

Sweden - 0.7%
Boliden AB	7,884	143,570

Switzerland - 3.5%
Syngenta AG Registered Shares	852	346,434
Transocean Ltd.(a)	21,667	350,549

Total Switzerland		696,983

Thailand - 2.4%
PTT Exploration & Production PCL	60,641	195,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2015

Investments	Shares	Value
PTT PCL NVDR	27,700	$294,424

Total Thailand		490,124

United Kingdom - 16.5%
Amec Foster Wheeler PLC	20,318	261,225
Anglo American PLC	15,861	229,116
Antofagasta PLC	62,140	673,832
BG Group PLC	8,161	135,985
BHP Billiton PLC	14,769	290,108
BP PLC	65,752	434,470
Fresnillo PLC(a)	6,648	72,560
John Wood Group PLC	15,894	161,102
Rio Tinto PLC	7,500	308,328
Royal Dutch Shell PLC Class A	9,911	278,462
Royal Dutch Shell PLC Class B	10,519	298,936
Vedanta Resources PLC(a)	20,982	171,592

Total United Kingdom		3,315,716

United States - 19.5%
Anadarko Petroleum Corp.(a)	787	61,433
Apache Corp.(a)	1,025	59,071
Archer-Daniels-Midland Co.	3,046	146,878
Baker Hughes, Inc.	1,324	81,691
Cabot Oil & Gas Corp.(a)	654	20,627
CF Industries Holdings, Inc.	2,560	164,557
Chesapeake Energy Corp.(a)	6,571	73,398
Chevron Corp.	2,407	232,203
ConocoPhillips(a)	4,117	252,825
CONSOL Energy, Inc.(a)	1,927	41,893
Devon Energy Corp.(a)	1,793	106,666
Diamond Offshore Drilling, Inc.(a)	21,469	554,115
EOG Resources, Inc.(a)	399	34,932
EQT Corp.(a)	130	10,574
Exxon Mobil Corp.	2,398	199,514
Freeport-McMoRan, Inc.(a)	9,858	183,556
Halliburton Co.	1,331	57,326
Helmerich & Payne, Inc.(a)	2,310	162,670
Hess Corp.(a)	1,074	71,829
Ingredion, Inc.(a)	2,356	188,032
Marathon Oil Corp.(a)	5,074	134,664
Monsanto Co.	1,097	116,929
Mosaic Co. (The)	4,636	217,197
National Oilwell Varco, Inc.(a)	2,115	102,112
Noble Energy, Inc.(a)	1,263	53,905
Occidental Petroleum Corp.(a)	2,549	198,236
Oceaneering International, Inc.(a)	1,990	92,714
Patterson-UTI Energy, Inc.(a)	3,284	61,789
Pioneer Natural Resources Co.	35	4,854
RPC, Inc.(a)	8,557	118,343
Southern Copper Corp.(a)	4,449	130,845

Total United States		3,935,378

TOTAL COMMON STOCKS (Cost: $27,291,934)		19,954,429

RIGHTS - 0.1%

Spain - 0.1%
Repsol S.A., expiring 7/3/15*(a) (Cost $9,665)	17,777	9,210

EXCHANGE-TRADED FUNDS AND NOTES - 0.3%

United States - 0.3%
iPath MSCI India Index ETN*	862	60,625
WisdomTree Global Equity Income Fund(a)(b)	91	3,952

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $53,392)		64,577

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 22.5%

United States - 22.5%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $4,529,485)(d)	4,529,485	4,529,485

TOTAL INVESTMENTS IN SECURITIES - 122.0% (Cost: $31,884,476)		24,557,701
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (22.0)%		(4,425,480)

NET ASSETS - 100.0%		$20,132,221

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $4,605,976 and the total market value of the collateral held by the Fund was $4,788,001. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $258,516. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.5%

India - 99.5%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	102,325	$5,409,181

Auto Components - 1.1%
Amtek Auto Ltd.	679,117	1,697,793
Apollo Tyres Ltd.	2,747,062	7,344,336
Balkrishna Industries Ltd.	173,993	1,948,678
Bharat Forge Ltd.	491,614	8,208,364
Castex Technologies Ltd.	174,961	649,235
Ceat Ltd.	56,132	583,709
Exide Industries Ltd.	1,764,988	4,110,360
Motherson Sumi Systems Ltd.	422,511	3,441,527
Sundram Fasteners Ltd.	197,525	469,463
Tube Investments of India Ltd.	36,135	196,251

Total Auto Components		28,649,716

Automobiles - 6.4%
Bajaj Auto Ltd.	505,259	20,168,705
Hero MotoCorp Ltd.	484,901	19,215,573
Mahindra & Mahindra Ltd.	2,333,388	46,988,381
Tata Motors Ltd.	11,143,023	75,969,589

Total Automobiles		162,342,248

Banks - 10.5%
Allahabad Bank	3,393,148	4,622,418
Bank of India*	2,817,721	7,584,130
Bank of Maharashtra	511,585	289,213
Canara Bank	2,235,379	9,753,456
Corp Bank	527,104	419,250
DCB Bank Ltd.*	961,889	1,968,187
Dena Bank	797,249	551,489
Federal Bank Ltd.	3,290,034	7,636,103
ICICI Bank Ltd.	22,318,133	107,945,744
IDBI Bank Ltd.	2,046,038	1,950,290
Indian Bank	1,225,068	2,734,664
Indian Overseas Bank	648,920	377,551
Jammu & Kashmir Bank Ltd. (The)	4,060,741	6,415,052
Karnataka Bank Ltd. (The)	1,916,205	4,357,200
Karur Vysya Bank Ltd. (The)	322,766	2,455,465
Kotak Mahindra Bank Ltd.	996,606	21,688,075
Lakshmi Vilas Bank Ltd. (The)	861,930	1,244,574
Oriental Bank of Commerce	1,750,898	4,613,704
State Bank of Bikaner & Jaipur	249,912	2,103,138
State Bank of India	15,010,767	61,935,914
Syndicate Bank	2,745,113	4,235,354
UCO Bank	3,688,228	3,072,558
Union Bank of India	2,644,101	6,130,677
Vijaya Bank	3,892,453	2,448,064

Total Banks		266,532,270

Biotechnology - 0.1%
Biocon Ltd.	245,844	1,780,130

Building Products - 0.2%
Sintex Industries Ltd.	2,807,314	4,428,309

Capital Markets - 0.1%
JM Financial Ltd.	2,198,642	1,508,804
PTC India Financial Services Ltd.	98,139	68,966

Total Capital Markets		1,577,770

Chemicals - 1.0%
Asian Paints Ltd.	978,576	11,607,528
Atul Ltd.	14,500	272,148
Bayer CropScience Ltd.	4,867	302,873
Berger Paints India Ltd.	109,555	336,080
Castrol India Ltd.	348,500	2,373,226
Chambal Fertilizers and Chemicals Ltd.	1,530,021	1,385,140
Coromandel International Ltd.	718,427	2,819,329
DCM Shriram Ltd.	16,329	28,591
Dhanuka Agritech Ltd.	126,652	1,184,180
EID Parry India Ltd.	36,089	79,880
Finolex Industries Ltd.	148,799	599,121
Godrej Industries Ltd.	188,922	1,055,269
Gujarat Fluorochemicals Ltd.	47,460	472,066
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29	27
Monsanto India Ltd.	4,856	214,715
PI Industries Ltd.	78,530	794,734
Pidilite Industries Ltd.	227,046	1,962,408
Rashtriya Chemicals & Fertilizers Ltd.	354,473	304,208
Supreme Industries Ltd.	76,336	809,452

Total Chemicals		26,600,975

Construction & Engineering - 1.7%
Ashoka Buildcon Ltd.	2,128	5,916
Engineers India Ltd.	293,615	1,048,493
IRB Infrastructure Developers Ltd.	1,741,508	6,384,344
Larsen & Toubro Ltd.	1,115,547	31,231,112
Voltas Ltd.	1,084,908	5,371,726

Total Construction & Engineering		44,041,591

Construction Materials - 1.5%
ACC Ltd.	289,499	6,567,145
Ambuja Cements Ltd.	3,475,628	12,547,847
JK Cement Ltd.	54,794	580,293
Ramco Cements Ltd. (The)	441,970	2,336,167
Ultratech Cement Ltd.	347,657	16,342,554

Total Construction Materials		38,374,006

Consumer Finance - 1.9%
Bajaj Finance Ltd.	84,651	7,236,012
Mahindra & Mahindra Financial Services Ltd.	1,935,601	8,519,927
Manappuram Finance Ltd.	5,327,349	2,359,159
Muthoot Finance Ltd.	1,905,858	6,047,089
Shriram City Union Finance Ltd.	47,924	1,318,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2015

Investments	Shares	Value
Shriram Transport Finance Co., Ltd.	1,573,559	$21,089,101
Sundaram Finance Ltd.	120,533	2,989,476

Total Consumer Finance		49,559,426

Containers & Packaging - 0.0%
Ess Dee Aluminium Ltd.*	11,711	57,911

Diversified Consumer Services - 0.0%
Tree House Education and Accessories Ltd.	81,068	524,116

Diversified Financial Services - 2.8%
Credit Analysis & Research Ltd.	119,948	2,653,623
CRISIL Ltd.	49,148	1,493,851
IFCI Ltd.	11,077,732	4,488,152
L&T Finance Holdings Ltd.	2,835,765	2,939,078
Power Finance Corp., Ltd.	7,007,047	28,169,033
Rural Electrification Corp., Ltd.	7,020,922	30,336,160
Srei Infrastructure Finance Ltd.	1,273,017	698,680

Total Diversified Financial Services		70,778,577

Diversified Telecommunication Services - 0.0%
Tata Communications Ltd.	15,767	109,710

Electric Utilities - 1.8%
Adani Transmissions Ltd.*†	1,707,306	1,265,197
CESC Ltd.	714,972	6,273,408
Power Grid Corp. of India Ltd.	11,992,062	26,194,972
Reliance Infrastructure Ltd.	2,026,749	12,363,233

Total Electric Utilities		46,096,810

Electrical Equipment - 1.2%
ABB India Ltd.	21,055	437,863
Amara Raja Batteries Ltd.	137,541	1,907,928
Bharat Heavy Electricals Ltd.	5,677,967	22,103,769
Havells India Ltd.	1,580,947	7,017,190

Total Electrical Equipment		31,466,750

Electronic Equipment, Instruments & Components - 0.3%
Redington India Ltd.	4,501,662	6,825,306

Energy Equipment & Services - 0.0%
Aban Offshore Ltd.	211,076	1,003,672

Food Products - 0.6%
Britannia Industries Ltd.	51,570	2,237,521
Kaveri Seed Co., Ltd.	25,573	295,607
KRBL Ltd.	1,515,971	3,900,626
McLeod Russel India Ltd.	371,693	1,324,682
Nestle India Ltd.	55,716	5,557,776
Rasoya Proteins Ltd.*	275,459	1,298
Tata Global Beverages Ltd.	910,749	1,890,719

Total Food Products		15,208,229

Gas Utilities - 1.2%
GAIL India Ltd.	3,481,396	21,441,638
Gujarat Gas Co., Ltd.*†	138,232	1,613,068
Gujarat State Petronet Ltd.	1,963,233	3,657,940
Indraprastha Gas Ltd.	451,229	2,960,482

Total Gas Utilities		29,673,128

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	200,323	4,139,683
Fortis Healthcare Ltd.*	517,844	1,460,096

Total Health Care Providers & Services		5,599,779

Hotels, Restaurants & Leisure - 0.1%
Cox & Kings Ltd.	376,647	1,389,063
Jubilant Foodworks Ltd.*	29,856	870,902

Total Hotels, Restaurants & Leisure		2,259,965

Household Products - 1.4%
Hindustan Unilever Ltd.	2,358,922	33,957,660
Jyothy Laboratories Ltd.	94,363	432,769

Total Household Products		34,390,429

Independent Power and Renewable Electricity Producers - 2.9%
Adani Power Ltd.*	3,242,274	1,486,721
Jaiprakash Power Ventures Ltd.*	289,179	30,426
JSW Energy Ltd.	5,142,221	7,937,819
NHPC Ltd.	21,120,115	6,500,538
NTPC Ltd.	25,031,361	54,107,519
PTC India Ltd.	2,349,726	2,534,959

Total Independent Power and Renewable Electricity Producers		72,597,982

Industrial Conglomerates - 0.5%
Aditya Birla Nuvo Ltd.	274,121	7,690,713
Siemens Ltd.	248,485	5,263,332

Total Industrial Conglomerates		12,954,045

Insurance - 0.5%
Bajaj Finserv Ltd.	524,358	12,615,717
Max India Ltd.	184,059	1,396,629

Total Insurance		14,012,346

Internet Software & Services - 0.0%
Info Edge India Ltd.	56,032	751,478
Just Dial Ltd.	2,834	56,471

Total Internet Software & Services		807,949

IT Services - 16.6%
CMC Ltd.	49,092	1,520,364
eClerx Services Ltd.	120,256	2,810,096
Firstsource Solutions Ltd.*	1,624,938	757,862
HCL Technologies Ltd.	3,692,918	53,337,961
Hexaware Technologies Ltd.	1,614,852	6,477,920
Infosys Ltd.	12,591,116	194,630,418
Lycos Internet Ltd.*	245,837	127,397
Mindtree Ltd.	383,122	7,663,643
Mphasis Ltd.	544,784	3,513,977
Polaris Consulting & Services Ltd.	503,156	1,246,433
Tata Consultancy Services Ltd.	2,264,168	90,700,053
Tech Mahindra Ltd.	2,933,633	22,011,461
Vakrangee Ltd.	1,067,561	1,941,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2015

Investments	Shares	Value
Wipro Ltd.	4,072,273	$34,960,924

Total IT Services		421,699,834

Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	264,461	7,806,957

Machinery - 0.7%
AIA Engineering Ltd.	52,435	829,425
Cummins India Ltd.	466,451	6,567,158
Eicher Motors Ltd.	20,715	6,371,521
Escorts Ltd.	759,317	1,433,259
Thermax Ltd.	85,911	1,410,692

Total Machinery		16,612,055

Media - 0.7%
Eros International Media Ltd.*	101,186	837,867
HT Media Ltd.	667,087	966,899
Inox Leisure Ltd.*	91,907	255,241
Jagran Prakashan Ltd.	417,992	777,171
PVR Ltd.	29,755	296,709
Sun TV Network Ltd.	638,741	2,833,611
Zee Entertainment Enterprises Ltd.	2,212,967	12,785,028

Total Media		18,752,526

Metals & Mining - 4.0%
Bhushan Steel Ltd.	30,887	27,429
Hindalco Industries Ltd.	8,264,085	14,521,845
Hindustan Copper Ltd.	249,403	245,761
Hindustan Zinc Ltd.	3,246,467	8,518,917
Jindal Steel & Power Ltd.	3,606,308	4,853,338
JSW Steel Ltd.	385,733	5,283,537
Maharashtra Seamless Ltd.	105,041	319,511
National Aluminium Co., Ltd.	201,911	126,828
NMDC Ltd.	9,202,256	17,153,074
Steel Authority of India Ltd.	9,822,494	9,478,522
Tata Steel Ltd.	1,872,204	8,955,297
Vedanta Ltd.	10,822,585	29,597,255
Welspun Corp., Ltd.	798,168	1,438,282

Total Metals & Mining		100,519,596

Oil, Gas & Consumable Fuels - 17.6%
Bharat Petroleum Corp., Ltd.	1,791,275	24,735,516
Cairn India Ltd.	12,092,470	34,475,313
Coal India Ltd.	6,122,520	40,501,123
Great Eastern Shipping Co., Ltd. (The)	580,295	3,044,088
Gujarat Mineral Development Corp., Ltd.	1,107,677	1,626,379
Hindustan Petroleum Corp., Ltd.	942,787	10,795,118
Indian Oil Corp., Ltd.	2,515,756	15,225,697
Mangalore Refinery & Petrochemicals Ltd.*	362,706	427,467
Oil & Natural Gas Corp., Ltd.	17,624,043	85,684,732
Petronet LNG Ltd.	2,944,068	8,645,426
Reliance Industries Ltd.	14,108,891	221,581,374

Total Oil, Gas & Consumable Fuels		446,742,233

Paper & Forest Products - 0.0%
Nirvikara Paper Mills Ltd.*†	17,299	12,958

Personal Products - 1.0%
Bajaj Corp., Ltd.	222,138	1,516,734
Colgate-Palmolive India Ltd.	92,498	2,962,827
Dabur India Ltd.	1,513,805	6,658,555
Emami Ltd.	53,810	979,996
Godrej Consumer Products Ltd.	466,114	9,055,845
Marico Ltd.	435,468	3,074,877

Total Personal Products		24,248,834

Pharmaceuticals - 4.6%
Aurobindo Pharma Ltd.	776,803	17,712,279
Cadila Healthcare Ltd.	263,548	7,435,671
Cipla Ltd.	1,557,591	15,052,473
Dr. Reddy’s Laboratories Ltd.	429,554	24,010,301
Glenmark Pharmaceuticals Ltd.	604,659	9,439,726
Merck Ltd.	53,184	669,101
Pfizer Ltd.*	28,006	887,590
Sun Pharmaceutical Industries Ltd.	2,110,066	28,980,272
Suven Life Sciences Ltd.	177,829	652,058
Torrent Pharmaceuticals Ltd.	153,847	3,144,224
Wockhardt Ltd.	399,001	8,872,572

Total Pharmaceuticals		116,856,267

Real Estate Management & Development - 0.7%
Anant Raj Ltd.	424,482	277,633
Arvind Infrastructure Ltd.*†	139,520	0
DLF Ltd.	668,009	1,226,292
Godrej Properties Ltd.	58,727	227,650
Housing Development & Infrastructure Ltd.*	2,391,646	3,457,145
Kolte-Patil Developers Ltd.	77,287	247,712
Oberoi Realty Ltd.	724,789	3,096,971
Omaxe Ltd.	353,873	745,200
Prestige Estates Projects Ltd.	583,564	2,265,343
Sobha Ltd.	538,907	3,016,965
Sunteck Realty Ltd.	471,600	1,962,531
Unitech Ltd.*	4,625,458	577,456

Total Real Estate Management & Development		17,100,898

Software - 0.6%
Intellect Design Arena Ltd.*	1,001,129	1,619,289
KPIT Technologies Ltd.	1,066,589	1,560,188
NIIT Technologies Ltd.	499,934	3,062,174
Oracle Financial Services Software Ltd.	115,290	6,843,714
Tata Elxsi Ltd.	1,896	35,811
Zensar Technologies Ltd.	272,894	2,819,576

Total Software		15,940,752

Specialty Retail - 0.2%
PC Jeweller Ltd.	786,964	4,747,983

Textiles, Apparel & Luxury Goods - 0.3%
Arvind Ltd.	1,429,840	6,036,628
Bata India Ltd.	23,437	389,279
Vaibhav Global Ltd.	71,467	549,358
Welspun India Ltd.	89,359	902,080

Total Textiles, Apparel & Luxury Goods		7,877,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2015

Investments	Shares		Value
Thrifts & Mortgage Finance - 9.8%
Dewan Housing Finance Corp., Ltd.	741,302		$4,900,299
Housing Development Finance Corp., Ltd.	9,851,151		200,557,863
Indiabulls Housing Finance Ltd.	2,710,992		26,499,010
LIC Housing Finance Ltd.	2,501,444		17,712,015

Total Thrifts & Mortgage Finance			249,669,187

Tobacco - 1.5%
ITC Ltd.	7,463,880		36,938,470

Trading Companies & Distributors - 0.1%
Adani Enterprises Ltd.	1,743,534		2,487,438

Transportation Infrastructure - 0.9%
Adani Ports & Special Economic Zone Ltd.	4,633,131		22,401,712
Gateway Distriparks Ltd.	161,050		867,085
IL&FS Transportation Networks Ltd.	252,536		564,320

Total Transportation Infrastructure			23,833,117

Water Utilities - 0.0%
VA Tech Wabag Ltd.	26,025		302,590

Wireless Telecommunication Services - 1.7%
Bharti Airtel Ltd.	2,753,337		18,161,733
Bharti Infratel Ltd.	1,344,869		9,440,271
Idea Cellular Ltd.	3,778,649		10,452,403
Reliance Communications Ltd.*	4,279,980		4,173,787

Total Wireless Telecommunication Services			42,228,194

TOTAL COMMON STOCKS (Cost: $2,264,286,717)			2,528,039,560

	Principal Amount
FOREIGN CORPORATE BOND - 0.2%

India - 0.2%
NTPC Ltd. 8.49%, 3/25/25, Series 54 (Cost: $4,455,844)	278,289,700	INR	4,478,786

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $2,268,742,561)			2,532,518,346
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%			7,905,161

NET ASSETS - 100.0%			$2,540,423,507

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

INR	-	Indian rupee

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,891,223, which represents 0.1% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 10.0%
BHP Billiton Ltd.	239,513	$4,979,626
Rio Tinto Ltd.	106,494	4,399,506
Telstra Corp., Ltd.	1,115,113	5,262,445
Wesfarmers Ltd.	148,957	4,468,480
Woodside Petroleum Ltd.	345,434	9,088,084
Woolworths Ltd.(a)	254,188	5,267,145

Total Australia		33,465,286

Belgium - 0.8%
Anheuser-Busch InBev N.V.	23,650	2,832,714

China - 2.0%
CNOOC Ltd.	3,375,000	4,788,747
Lenovo Group Ltd.	1,378,000	1,909,013

Total China		6,697,760

Denmark - 0.6%
Coloplast A/S Class B	33,098	2,170,677

Finland - 2.5%
Fortum Oyj	355,982	6,322,363
Nokia Oyj	319,026	2,164,744

Total Finland		8,487,107

France - 9.0%
Cap Gemini S.A.	18,574	1,642,574
Electricite de France S.A.	255,128	5,685,272
GDF Suez	295,943	5,486,868
Orange S.A.	284,509	4,377,769
Sanofi	33,431	3,286,836
Total S.A.	113,502	5,510,033
Vivendi S.A.	172,252	4,342,261

Total France		30,331,613

Germany - 8.2%
BASF SE	38,227	3,357,142
Bayerische Motoren Werke AG	27,533	3,011,894
Daimler AG Registered Shares	32,898	2,992,510
Deutsche Telekom AG Registered Shares	198,273	3,413,149
Evonik Industries AG	82,092	3,130,455
Infineon Technologies AG	129,278	1,603,182
SAP SE	23,150	1,614,687
Siemens AG Registered Shares	34,593	3,482,407
Telefonica Deutschland Holding AG	875,089	5,040,875

Total Germany		27,646,301

Hong Kong - 1.2%
CLP Holdings Ltd.	488,500	4,152,459

Israel - 0.7%
Teva Pharmaceutical Industries Ltd.	37,691	2,230,047

Italy - 4.9%
Atlantia SpA	143,651	3,546,840
Eni SpA	404,054	7,167,135
Snam SpA	1,190,054	5,659,189

Total Italy		16,373,164

Japan - 6.8%
Canon, Inc.	109,800	3,573,559
Eisai Co., Ltd.	32,300	2,168,731
Kyocera Corp.(a)	31,300	1,627,605
Mitsui & Co., Ltd.	286,600	3,893,863
NTT DOCOMO, Inc.	166,000	3,179,863
Sumitomo Corp.	304,700	3,545,890
Takeda Pharmaceutical Co., Ltd.	64,200	3,101,264
Yahoo Japan Corp.	418,500	1,689,527

Total Japan		22,780,302

Norway - 2.7%
Statoil ASA	289,095	5,148,041
Yara International ASA	73,906	3,836,442

Total Norway		8,984,483

Portugal - 1.6%
EDP-Energias de Portugal S.A.	1,446,383	5,487,361

Singapore - 1.3%
Singapore Telecommunications Ltd.	1,391,000	4,349,135

Spain - 7.3%
Abertis Infraestructuras S.A.	252,974	4,146,214
Amadeus IT Holding S.A. Class A	40,768	1,624,125
Ferrovial S.A.	169,542	3,674,177
Gas Natural SDG S.A.	173,486	3,931,683
Repsol S.A.	314,373	5,516,821
Telefonica S.A.	403,624	5,733,902

Total Spain		24,626,922

Sweden - 4.8%
Hennes & Mauritz AB Class B	77,316	2,974,301
Sandvik AB	302,768	3,344,223
Telefonaktiebolaget LM Ericsson Class B	342,931	3,550,199
TeliaSonera AB	1,070,693	6,298,346

Total Sweden		16,167,069

Switzerland - 8.3%
Givaudan S.A. Registered Shares*	1,732	2,998,637
Kuehne + Nagel International AG Registered Shares	39,927	5,301,954
Nestle S.A. Registered Shares	42,239	3,050,808
Novartis AG Registered Shares	28,300	2,790,482
Roche Holding AG Bearer Shares	10,632	2,912,409
SGS S.A. Registered Shares	2,084	3,804,295
Swisscom AG Registered Shares	7,548	4,232,146
Syngenta AG Registered Shares	6,609	2,687,304

Total Switzerland		27,778,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2015

Investments	Shares	Value
United Kingdom - 26.6%
Anglo American PLC	315,775	$4,561,450
AstraZeneca PLC	55,560	3,511,772
BAE Systems PLC	480,131	3,407,021
BHP Billiton PLC	256,544	5,039,301
BP PLC	798,127	5,273,784
British American Tobacco PLC	70,190	3,769,745
Centrica PLC	1,066,115	4,423,081
Diageo PLC	90,615	2,623,614
GlaxoSmithKline PLC	231,665	4,818,392
Imperial Tobacco Group PLC	81,289	3,920,952
Marks & Spencer Group PLC	327,381	2,759,715
National Grid PLC	312,461	4,015,782
Next PLC	20,012	2,344,730
Pearson PLC	178,444	3,381,699
Reed Elsevier N.V.	119,317	2,828,362
Reed Elsevier PLC	133,422	2,171,770
Rio Tinto PLC	97,123	3,992,764
Royal Dutch Shell PLC Class A	185,019	5,198,348
SABMiller PLC	52,880	2,747,752
Sky PLC	170,708	2,784,060
Smith & Nephew PLC	89,524	1,512,132
SSE PLC	186,827	4,513,120
Unilever N.V. CVA	73,920	3,076,620
Unilever PLC	62,585	2,687,070
Vodafone Group PLC	1,092,632	3,949,703

Total United Kingdom		89,312,739

TOTAL COMMON STOCKS (Cost: $345,414,022)		333,873,174

RIGHTS - 0.1%

Spain - 0.1%
Abertis Infraestructuras S.A., expiring 7/3/15*	201,073	165,787
Repsol S.A., expiring 7/3/15*	189,735	98,302

TOTAL RIGHTS (Cost: $240,935)		264,089

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International LargeCap Dividend Fund(a)(b) (Cost: $648,781)	12,949	617,926

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $3,475,273)(d)	3,475,273	3,475,273

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $349,779,011)		338,230,462
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(1,899,190)

NET ASSETS - 100.0%		$336,331,272

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $3,337,495 and the total market value of the collateral held by the Fund was $3,475,273. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.3%

Australia - 7.1%
Brambles Ltd.	152,156	$1,239,639
carsales.com Ltd.	65,871	515,904
CSL Ltd.	41,585	2,763,774
Domino’s Pizza Enterprises Ltd.	7,955	218,216
Incitec Pivot Ltd.	319,085	944,207
JB Hi-Fi Ltd.	24,422	365,654
M2 Group Ltd.	36,809	302,718
Platinum Asset Management Ltd.	179,071	1,029,502
Ramsay Health Care Ltd.	20,471	967,170
REA Group Ltd.	13,872	418,058
Seek Ltd.	54,247	586,221
Telstra Corp., Ltd.	3,380,958	15,955,429
TPG Telecom Ltd.(a)	18,386	126,759

Total Australia		25,433,251

Belgium - 0.1%
Melexis N.V.	4,431	256,725

China - 2.6%
China Everbright International Ltd.	165,000	295,838
China Overseas Land & Investment Ltd.	1,030,000	3,633,708
China South City Holdings Ltd.(a)	880,000	304,209
CITIC Telecom International Holdings Ltd.	475,000	220,573
CSPC Pharmaceutical Group Ltd.	578,000	571,100
Fosun International Ltd.	388,500	914,053
Guangdong Investment Ltd.	1,008,000	1,412,036
Guotai Junan International Holdings Ltd.	550,000	358,269
Lenovo Group Ltd.	1,148,000	1,590,382

Total China		9,300,168

Denmark - 4.1%
Chr Hansen Holding A/S	11,101	541,346
Coloplast A/S Class B	31,490	2,065,219
Novo Nordisk A/S Class B	189,759	10,333,537
Novozymes A/S Class B	16,612	789,252
Pandora A/S	8,300	891,327

Total Denmark		14,620,681

Finland - 1.8%
Caverion Corp.	33,353	331,856
Kone Oyj Class B	90,907	3,686,904
Konecranes Oyj	18,166	528,886
Uponor Oyj	20,873	314,198
Wartsila Oyj Abp	31,783	1,488,038

Total Finland		6,349,882

France - 6.4%
Bureau Veritas S.A.	57,837	1,331,371
Cie Generale des Etablissements Michelin	22,051	2,309,261
Dassault Systemes	8,053	585,196
Essilor International S.A.	11,694	1,394,152
Gaztransport Et Technigaz S.A.	10,295	650,847
Hermes International	4,192	1,562,825
Ingenico Group	4,194	492,062
L’Oreal S.A.	46,316	8,256,845
SEB S.A.	4,796	446,734
Societe BIC S.A.	5,643	899,103
Societe Television Francaise 1	20,342	350,628
Sodexo S.A.	14,933	1,417,255
Tarkett S.A.	11,855	255,591
Teleperformance	6,089	429,925
Thales S.A.	24,025	1,449,790
Valeo S.A.	5,582	879,121
Zodiac Aerospace	10,153	330,324

Total France		23,041,030

Germany - 6.9%
Axel Springer SE	20,977	1,100,614
Brenntag AG	19,633	1,125,036
Continental AG	15,013	3,550,408
Duerr AG	6,029	561,315
Evonik Industries AG	74,078	2,824,853
Fielmann AG	14,023	952,621
Hugo Boss AG	13,396	1,496,314
Infineon Technologies AG	63,438	786,698
MTU Aero Engines AG	6,911	649,669
ProSiebenSat.1 Media AG Registered Shares	41,833	2,064,837
Rhoen Klinikum AG	8,272	221,799
SAP SE	112,171	7,823,806
Symrise AG	9,499	589,199
United Internet AG Registered Shares	20,195	897,238

Total Germany		24,644,407

Hong Kong - 3.2%
Chong Hing Bank Ltd.	80,000	244,565
Hong Kong Exchanges and Clearing Ltd.	84,400	2,978,612
Power Assets Holdings Ltd.	447,500	4,081,012
Techtronic Industries Co., Ltd.	90,500	296,509
Wharf Holdings Ltd. (The)	596,000	3,966,901

Total Hong Kong		11,567,599

Indonesia - 0.1%
Bumitama Agri Ltd.	248,500	182,707

Ireland - 0.3%
Greencore Group PLC	76,995	380,223
Paddy Power PLC	7,999	685,103

Total Ireland		1,065,326

Israel - 1.4%
Bezeq Israeli Telecommunication Corp., Ltd.	1,720,139	2,931,952
Israel Chemicals Ltd.	292,973	2,047,953

Total Israel		4,979,905

Italy - 1.8%
De’ Longhi	20,946	479,830
Industria Macchine Automatiche SpA	7,786	362,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

June 30, 2015

Investments	Shares	Value
Luxottica Group SpA	56,174	$3,733,438
Pirelli & C. SpA	63,246	1,066,896
Recordati SpA	37,271	781,129
Salvatore Ferragamo SpA(a)	1,742	52,289

Total Italy		6,476,204

Japan - 13.3%
ABC-Mart, Inc.	6,700	410,109
Astellas Pharma, Inc.	212,500	3,031,249
Bandai Namco Holdings, Inc.	30,500	590,234
Casio Computer Co., Ltd.	23,100	456,091
Chugai Pharmaceutical Co., Ltd.	42,100	1,453,622
CyberAgent, Inc.	4,400	208,916
Daikin Industries Ltd.	18,400	1,324,608
Daito Trust Construction Co., Ltd.	14,700	1,523,279
Fast Retailing Co., Ltd.(a)	3,300	1,498,370
Fuji Heavy Industries Ltd.	56,100	2,066,758
Hino Motors Ltd.	83,800	1,036,842
Hoya Corp.	40,500	1,624,104
Isuzu Motors Ltd.	83,400	1,095,620
ITOCHU Corp.	256,700	3,392,178
Japan Tobacco, Inc.(a)	246,000	8,766,257
KDDI Corp.	291,000	7,024,999
Keyence Corp.	1,500	809,790
Koito Manufacturing Co., Ltd.	8,200	319,985
Kuraray Co., Ltd.	45,600	557,865
Minebea Co., Ltd.	16,000	264,259
Murata Manufacturing Co., Ltd.	11,540	2,014,419
Nexon Co., Ltd.	21,000	289,004
Nippon Paint Holdings Co., Ltd.	12,600	355,763
Nitori Holdings Co., Ltd.	4,400	358,861
Nitto Denko Corp.	12,600	1,035,884
NOK Corp.	12,500	388,183
Omron Corp.	17,600	765,186
Sanrio Co., Ltd.(a)	4,500	122,278
SCSK Corp.	5,900	180,088
Shionogi & Co., Ltd.	19,400	752,282
Sundrug Co., Ltd.	3,400	202,558
Sysmex Corp.	8,000	477,261
Trend Micro, Inc.	25,700	880,015
Unicharm Corp.	4,000	95,109
Yahoo Japan Corp.(a)	555,200	2,241,399

Total Japan		47,613,425

Netherlands - 2.2%
Aalberts Industries N.V.	4,918	145,978
ASML Holding N.V.	18,745	1,936,102
Euronext N.V.(b)	11,318	445,403
Heineken N.V.	50,714	3,846,332
Koninklijke Ahold N.V.	91,522	1,713,160

Total Netherlands		8,086,975

New Zealand - 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	99,920	462,895
Mainfreight Ltd.	15,359	163,392
Ryman Healthcare Ltd.	25,775	138,059
Spark New Zealand Ltd.	955,387	1,805,928

Total New Zealand		2,570,274

Norway - 2.2%
Kongsberg Gruppen ASA	15,141	281,939
Telenor ASA(a)	195,070	4,259,679
Veidekke ASA	33,168	368,885
Wilh. Wilhelmsen ASA	42,718	256,281
Yara International ASA	50,450	2,618,847

Total Norway		7,785,631

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	59,521	762,660

Singapore - 0.8%
First Resources Ltd.(a)	163,200	247,254
M1 Ltd.	373,300	898,249
Raffles Medical Group Ltd.	75,000	256,220
Singapore Exchange Ltd.	259,500	1,509,012

Total Singapore		2,910,735

Spain - 4.1%
Abertis Infraestructuras S.A.	230,966	3,785,505
Amadeus IT Holding S.A. Class A	48,927	1,949,165
Atresmedia Corp. de Medios de Comunicaion S.A.	22,994	356,117
Distribuidora Internacional de Alimentacion S.A.	55,975	427,216
Inditex S.A.	252,418	8,199,672
Prosegur Cia de Seguridad S.A.	33,921	185,950

Total Spain		14,903,625

Sweden - 6.9%
Alfa Laval AB	67,279	1,183,008
Assa Abloy AB Class B	88,660	1,667,951
Atlas Copco AB Class A	114,688	3,206,703
Axfood AB	42,846	683,677
Boliden AB	21,066	383,618
Getinge AB Class B	4,402	105,839
Hennes & Mauritz AB Class B	225,689	8,682,125
Hexagon AB Class B	18,315	663,070
Loomis AB Class B	15,731	440,980
Modern Times Group MTG AB Class B	16,165	433,275
NCC AB Class B	26,058	794,851
Sandvik AB	239,668	2,647,252
SKF AB Class B	67,469	1,537,618
Tele2 AB Class B	107,748	1,251,812
Trelleborg AB Class B	44,639	824,725
Wihlborgs Fastigheter AB	11,161	181,589

Total Sweden		24,688,093

Switzerland - 10.6%
ABB Ltd. Registered Shares*	337,363	7,068,180
Actelion Ltd. Registered Shares*	6,441	942,838
Adecco S.A. Registered Shares*	29,623	2,405,848
Cie Financiere Richemont S.A. Registered Shares	48,648	3,958,783
Geberit AG Registered Shares	3,703	1,235,060
Georg Fischer AG Registered Shares	840	577,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

June 30, 2015

Investments	Shares	Value
Leonteq AG*	1,272	$221,040
Partners Group Holding AG	4,741	1,417,912
Roche Holding AG Genusschein	67,628	18,959,431
Sonova Holding AG Registered Shares	5,658	765,257
Straumann Holding AG Registered Shares	1,769	485,526

Total Switzerland		38,037,372

United Kingdom - 23.5%
Aggreko PLC	33,020	747,281
ARM Holdings PLC	59,064	963,269
Ashmore Group PLC(a)	224,995	1,023,333
Ashtead Group PLC	10,855	187,618
AVEVA Group PLC	8,243	234,385
Babcock International Group PLC	62,969	1,069,539
BBA Aviation PLC	121,244	575,283
Bellway PLC	17,187	641,152
Berkeley Group Holdings PLC	38,662	2,034,493
Bodycote PLC	66,894	709,076
Booker Group PLC	241,400	639,330
Bovis Homes Group PLC	25,429	445,113
British American Tobacco PLC	314,932	16,914,280
Britvic PLC	55,970	631,572
Burberry Group PLC	45,202	1,116,811
Compass Group PLC	204,816	3,391,863
Crest Nicholson Holdings PLC	41,584	367,216
Croda International PLC	20,335	880,113
Daily Mail & General Trust PLC Class A Non-Voting Shares	45,924	670,967
Derwent London PLC	5,112	273,509
Drax Group PLC	62,611	342,867
Dunelm Group PLC	19,746	281,199
easyJet PLC	63,412	1,541,796
Essentra PLC	33,866	528,882
Fresnillo PLC	15,042	164,177
Galliford Try PLC	23,318	636,997
Go-Ahead Group PLC	11,265	466,652
Hargreaves Lansdown PLC	72,664	1,317,633
Hays PLC	205,495	528,080
Howden Joinery Group PLC	67,564	549,885
IMI PLC	58,390	1,033,087
Inmarsat PLC	86,346	1,243,216
Interserve PLC	45,590	473,575
ITV PLC	351,700	1,456,362
Melrose Industries PLC	210,494	819,334
Moneysupermarket.com Group PLC	116,124	531,813
N Brown Group PLC	21,931	118,028
Next PLC	20,758	2,432,136
Pace PLC	31,966	187,166
Reckitt Benckiser Group PLC	94,070	8,119,163
Reed Elsevier N.V.	100,272	2,376,908
Renishaw PLC	11,149	401,705
Rightmove PLC	4,124	212,540
Smith & Nephew PLC	100,011	1,689,266
Spirax-Sarco Engineering PLC	1	51
Taylor Wimpey PLC	775,256	2,265,358
Unilever N.V. CVA	274,226	11,413,543
Unilever PLC	212,190	9,110,319
Whitbread PLC	8,208	638,466

Total United Kingdom		84,396,407

TOTAL COMMON STOCKS (Cost: $362,025,919)		359,673,082

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $8,282,788)(d)	8,282,788	8,282,788

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $370,308,707)		367,955,870
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.6)%		(9,333,433)

NET ASSETS - 100.0%		$358,622,437

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $8,033,373 and the total market value of the collateral held by the Fund was $8,466,527. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $183,739. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

June 30, 2015

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.3%

United States - 100.3%
WisdomTree International SmallCap Dividend Fund(a) (Cost: $2,484,424)	39,094	$2,358,932

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $2,484,424)		2,358,932
Liabilities in Excess of Cash and Other Assets - (0.3)%		(7,306)

NET ASSETS - 100.0%		$2,351,626

(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 8.0%
AMP Ltd.	124,322	$575,234
Australia & New Zealand Banking Group Ltd.	143,965	3,562,978
BHP Billiton Ltd.	171,904	3,573,992
Brambles Ltd.	51,773	421,803
Commonwealth Bank of Australia	76,649	5,015,214
CSL Ltd.	9,867	655,769
Macquarie Group Ltd.	14,540	909,681
National Australia Bank Ltd.	139,805	3,579,296
QBE Insurance Group Ltd.	35,095	368,735
Rio Tinto Ltd.	21,333	881,314
Telstra Corp., Ltd.	660,349	3,116,321
Wesfarmers Ltd.	54,568	1,636,956
Westpac Banking Corp.	166,255	4,108,242
Woodside Petroleum Ltd.	75,215	1,978,845
Woolworths Ltd.(a)	64,816	1,343,082

Total Australia		31,727,462

Belgium - 1.5%
Anheuser-Busch InBev N.V.	49,707	5,953,730

China - 3.4%
China Mobile Ltd.	651,986	8,346,881
China Overseas Land & Investment Ltd.	230,000	811,411
China Unicom Hong Kong Ltd.	593,522	934,011
CNOOC Ltd.	2,396,529	3,400,406

Total China		13,492,709

Denmark - 1.0%
AP Moeller - Maersk A/S Class B	286	517,724
Coloplast A/S Class B	7,318	479,939
Danske Bank A/S	29,544	868,409
Novo Nordisk A/S Class B	38,416	2,091,986

Total Denmark		3,958,058

Finland - 0.8%
Fortum Oyj	63,426	1,126,468
Kone Oyj Class B	20,572	834,336
Sampo Oyj Class A	25,332	1,192,502

Total Finland		3,153,306

France - 11.0%
Air Liquide S.A.	8,805	1,113,005
Airbus Group SE	16,745	1,085,854
AXA S.A.	90,625	2,285,050
BNP Paribas S.A.	29,965	1,807,906
Carrefour S.A.	18,252	584,061
Christian Dior SE	3,208	625,869
Cie de Saint-Gobain	18,382	824,779
Cie Generale des Etablissements Michelin	5,201	544,668
Credit Agricole S.A.	63,530	944,274
Danone S.A.	16,725	1,080,643
Electricite de France S.A.	114,657	2,555,016
Essilor International S.A.	3,259	388,536
GDF Suez	142,218	2,636,763
Kering	3,311	590,812
L’Oreal S.A.	9,654	1,721,038
Lafarge S.A.	8,063	532,200
Legrand S.A.	7,500	420,833
LVMH Moet Hennessy Louis Vuitton SE	10,635	1,862,151
Natixis S.A.	104,801	753,746
Orange S.A.	121,747	1,873,333
Pernod Ricard S.A.	4,617	532,945
Publicis Groupe S.A.	5,323	393,336
Renault S.A.	6,533	680,011
Safran S.A.	10,066	681,792
Sanofi	43,636	4,290,161
Schneider Electric SE	18,450	1,273,094
Societe Generale S.A.	20,440	953,558
Sodexo S.A.	4,433	420,725
Total S.A.	132,494	6,432,013
Unibail-Rodamco SE	2,600	656,732
Vinci S.A.	21,651	1,251,529
Vivendi S.A.	64,028	1,614,067

Total France		43,410,500

Germany - 8.2%
adidas AG	5,599	428,267
Allianz SE Registered Shares	19,708	3,067,624
BASF SE	33,413	2,934,371
Bayer AG Registered Shares	15,759	2,204,492
Bayerische Motoren Werke AG	18,461	2,019,488
Continental AG	3,695	873,827
Daimler AG Registered Shares	33,466	3,044,177
Deutsche Bank AG Registered Shares(a)	33,199	996,889
Deutsche Boerse AG	7,670	634,534
Deutsche Post AG Registered Shares	43,813	1,279,235
Deutsche Telekom AG Registered Shares	161,681	2,783,240
E.ON SE	84,796	1,129,032
Evonik Industries AG	17,384	662,913
Fresenius Medical Care AG & Co. KGaA	5,706	470,719
Linde AG	4,430	838,610
MAN SE	5,832	600,351
Merck KGaA	6,286	626,005
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,326	1,297,858
SAP SE	23,950	1,670,486
Siemens AG Registered Shares	32,472	3,268,890
Volkswagen AG	6,837	1,581,071

Total Germany		32,412,079

Hong Kong - 2.7%
AIA Group Ltd.	121,000	792,094
BOC Hong Kong Holdings Ltd.	357,215	1,488,290
CLP Holdings Ltd.	109,500	930,797
Hang Lung Properties Ltd.	155,000	460,848
Hang Seng Bank Ltd.	68,095	1,330,710
Henderson Land Development Co., Ltd.	75,710	518,077
Hong Kong & China Gas Co., Ltd.	261,100	547,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2015

Investments	Shares	Value
Hong Kong Exchanges and Clearing Ltd.	17,300	$610,545
MTR Corp., Ltd.	188,000	875,428
Power Assets Holdings Ltd.	87,000	793,404
Sun Hung Kai Properties Ltd.	75,442	1,222,245
Swire Properties Ltd.	164,200	524,208
Wharf Holdings Ltd. (The)	105,000	698,867

Total Hong Kong		10,793,137

Israel - 0.3%
Teva Pharmaceutical Industries Ltd.	22,701	1,343,141

Italy - 2.9%
Assicurazioni Generali SpA	45,479	818,871
Atlantia SpA	33,687	831,755
Enel SpA	319,230	1,445,508
Eni SpA	256,914	4,557,157
Intesa Sanpaolo SpA	327,513	1,186,703
Luxottica Group SpA	12,998	863,873
Snam SpA	207,206	985,348
UniCredit SpA	101,878	683,913

Total Italy		11,373,128

Japan - 11.3%
Astellas Pharma, Inc.	50,200	716,088
Bridgestone Corp.(a)	24,000	887,999
Canon, Inc.	58,100	1,890,927
Dai-ichi Life Insurance Co., Ltd. (The)	18,800	369,731
Daiwa Securities Group, Inc.	65,000	487,214
Denso Corp.(a)	18,300	911,672
East Japan Railway Co.	6,300	566,853
FANUC Corp.	6,700	1,373,236
Fast Retailing Co., Ltd.(a)	1,000	454,051
Fuji Heavy Industries Ltd.	14,700	541,557
Hitachi Ltd.	89,000	586,812
Honda Motor Co., Ltd.	41,300	1,337,065
Hoya Corp.	11,600	465,175
ITOCHU Corp.(a)	53,700	709,622
Japan Tobacco, Inc.(a)	51,909	1,849,787
Kao Corp.(a)	10,400	483,857
KDDI Corp.	60,700	1,465,352
Komatsu Ltd.	26,500	532,101
Kubota Corp.	25,000	396,662
Kyocera Corp.(a)	9,900	514,802
Mitsubishi Corp.	48,300	1,062,588
Mitsubishi Electric Corp.	46,000	594,712
Mitsubishi Heavy Industries Ltd.(a)	65,000	395,583
Mitsubishi UFJ Financial Group, Inc.	287,400	2,066,396
Mitsui & Co., Ltd.	74,300	1,009,470
Mizuho Financial Group, Inc.	687,898	1,489,748
MS&AD Insurance Group Holdings, Inc.	15,800	492,342
Murata Manufacturing Co., Ltd.	3,400	593,503
Nippon Steel & Sumitomo Metal Corp.(a)	216,000	560,278
Nippon Telegraph & Telephone Corp.	53,288	1,930,718
Nissan Motor Co., Ltd.(a)	130,000	1,354,554
Nomura Holdings, Inc.	97,200	659,783
NTT DOCOMO, Inc.	136,000	2,605,189
Panasonic Corp.	36,300	498,823
Seven & I Holdings Co., Ltd.	15,600	670,584
Shin-Etsu Chemical Co., Ltd.	8,800	546,490
SoftBank Corp.	7,600	447,746
Sumitomo Corp.	51,600	600,485
Sumitomo Mitsui Financial Group, Inc.	35,400	1,579,280
Sumitomo Mitsui Trust Holdings, Inc.(a)	106,000	485,626
Takeda Pharmaceutical Co., Ltd.	27,800	1,342,915
Tokio Marine Holdings, Inc.	18,200	757,658
Toyota Motor Corp.	88,900	5,959,602
Yahoo Japan Corp.(a)	127,600	515,134

Total Japan		44,759,770

Netherlands - 1.0%
Aegon N.V.	70,617	518,668
Akzo Nobel N.V.	7,408	538,738
ASML Holding N.V.(a)	4,972	513,540
Heineken N.V.	10,668	809,099
Koninklijke Ahold N.V.	28,770	538,533
Koninklijke Philips N.V.	36,243	921,516

Total Netherlands		3,840,094

Norway - 1.2%
DNB ASA	50,052	832,132
Statoil ASA	171,775	3,058,872
Telenor ASA	39,756	868,139

Total Norway		4,759,143

Portugal - 0.2%
EDP-Energias de Portugal S.A.	215,764	818,577

Singapore - 1.3%
DBS Group Holdings Ltd.	65,000	998,774
Oversea-Chinese Banking Corp., Ltd.	122,355	925,046
Singapore Telecommunications Ltd.	703,300	2,198,955
United Overseas Bank Ltd.	48,700	834,392
Wilmar International Ltd.	131,200	319,596

Total Singapore		5,276,763

Spain - 5.6%
Abertis Infraestructuras S.A.	40,639	666,068
Amadeus IT Holding S.A. Class A	13,009	518,255
Banco Bilbao Vizcaya Argentaria S.A.	219,092	2,146,235
Banco Santander S.A.	1,022,995	7,139,839
CaixaBank S.A.	210,454	974,531
Endesa S.A.	26,301	503,013
Ferrovial S.A.	34,188	740,895
Gas Natural SDG S.A.	41,500	940,507
Iberdrola S.A.	164,369	1,106,532
Inditex S.A.	56,650	1,840,247
Repsol S.A.	76,315	1,339,225
Telefonica S.A.	280,730	3,988,064

Total Spain		21,903,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2015

Investments	Shares	Value
Sweden - 3.3%
Assa Abloy AB Class B	20,933	$393,810
Atlas Copco AB Class A	24,013	671,409
Hennes & Mauritz AB Class B(a)	50,884	1,957,478
Nordea Bank AB	193,628	2,412,912
Sandvik AB	48,781	538,810
Skandinaviska Enskilda Banken AB Class A	88,910	1,135,819
Svenska Cellulosa AB SCA Class B(a)	15,727	399,548
Svenska Handelsbanken AB Class A	57,371	836,624
Swedbank AB Class A	57,463	1,338,668
Telefonaktiebolaget LM Ericsson Class B	127,196	1,316,799
TeliaSonera AB	263,702	1,551,226
Volvo AB Class B	46,278	573,909

Total Sweden		13,127,012

Switzerland - 9.9%
ABB Ltd. Registered Shares*	65,528	1,372,894
Adecco S.A. Registered Shares*	6,612	536,997
Cie Financiere Richemont S.A. Registered Shares	11,380	926,060
Credit Suisse Group AG Registered Shares*(a)	38,789	1,066,692
Givaudan S.A. Registered Shares*	396	685,601
Holcim Ltd. Registered Shares*	8,550	631,266
Kuehne + Nagel International AG Registered Shares	7,751	1,029,264
Nestle S.A. Registered Shares	106,047	7,659,486
Novartis AG Registered Shares	78,817	7,771,640
Roche Holding AG Bearer Shares	4,171	1,142,556
Roche Holding AG Genusschein	22,448	6,293,271
SGS S.A. Registered Shares	324	591,455
Swiss Re AG	28,031	2,482,013
Swisscom AG Registered Shares	2,345	1,314,836
Syngenta AG Registered Shares	2,837	1,153,561
UBS Group AG*	88,375	1,875,209
Zurich Insurance Group AG*	7,820	2,381,437

Total Switzerland		38,914,238

United Kingdom - 25.7%
Anglo American PLC	90,719	1,310,459
Associated British Foods PLC	11,821	533,745
AstraZeneca PLC	61,416	3,881,911
Aviva PLC	110,999	859,748
BAE Systems PLC	191,067	1,355,816
Barclays PLC	410,364	1,681,214
BG Group PLC	70,744	1,178,790
BHP Billiton PLC	150,710	2,960,401
BP PLC	1,398,646	9,241,835
British American Tobacco PLC	101,949	5,475,448
BT Group PLC	256,871	1,818,723
Centrica PLC	304,876	1,264,865
Compass Group PLC	59,392	983,563
Diageo PLC	90,712	2,626,422
GlaxoSmithKline PLC	361,724	7,523,484
HSBC Holdings PLC	1,029,362	9,229,224
Imperial Tobacco Group PLC	58,601	2,826,603
Legal & General Group PLC	290,711	1,137,974
National Grid PLC	231,410	2,974,106
Next PLC	6,081	712,488
Old Mutual PLC	236,215	748,563
Pearson PLC	43,461	823,631
Prudential PLC	65,014	1,566,944
Reckitt Benckiser Group PLC	22,056	1,903,649
Reed Elsevier N.V.	29,113	690,112
Reed Elsevier PLC	45,901	747,151
Rio Tinto PLC	80,090	3,292,531
Rolls-Royce Holdings PLC*	50,727	694,072
Royal Dutch Shell PLC Class A	269,614	7,575,154
Royal Dutch Shell PLC Class B	169,590	4,819,527
SABMiller PLC	61,442	3,192,651
Sky PLC	71,609	1,167,864
SSE PLC	64,316	1,553,661
Standard Chartered PLC	131,428	2,106,241
Standard Life PLC	95,773	668,763
Unilever N.V. CVA	56,647	2,357,701
Unilever PLC	48,312	2,074,262
Vodafone Group PLC	1,612,331	5,828,338

Total United Kingdom		101,387,634

TOTAL COMMON STOCKS (Cost: $370,751,433)		392,403,892

RIGHTS - 0.0%

Spain - 0.0%
Abertis Infraestructuras S.A., expiring 7/3/15*	22,025	18,160
Repsol S.A., expiring 7/3/15*	70,092	36,315

TOTAL RIGHTS (Cost: $56,195)		54,475

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree International MidCap Dividend Fund(a)(b) (Cost: $1,195,561)	20,188	1,192,101

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $7,346,863)(d)	7,346,863	7,346,863

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $379,350,052)		400,997,331
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.5)%		(5,752,264)

NET ASSETS - 100.0%		$395,245,067

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2015

(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $7,015,098 and the total market value of the collateral held by the Fund was $7,377,743. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $30,880. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 8.1%
AGL Energy Ltd.	40,879	$488,575
Amcor Ltd.	62,768	661,901
Ansell Ltd.	8,394	155,420
Aristocrat Leisure Ltd.	15,273	89,802
Asciano Ltd.	23,778	121,534
ASX Ltd.	16,536	507,112
Aurizon Holdings Ltd.	124,479	490,810
Bank of Queensland Ltd.	40,061	393,199
Bendigo & Adelaide Bank Ltd.	45,909	432,602
Boral Ltd.	17,962	80,763
Caltex Australia Ltd.	10,883	266,415
Challenger Ltd.	20,681	106,817
CIMIC Group Ltd.(a)	29,917	500,124
Coca-Cola Amatil Ltd.	61,010	429,064
Cochlear Ltd.	2,867	176,617
Computershare Ltd.	25,761	231,857
Crown Resorts Ltd.(a)	40,905	383,563
Echo Entertainment Group Ltd.	4,750	15,918
Flight Centre Travel Group Ltd.(a)	7,254	190,178
Fortescue Metals Group Ltd.(a)	290,062	425,818
Harvey Norman Holdings Ltd.	68,317	236,813
Iluka Resources Ltd.	2,483	14,657
Incitec Pivot Ltd.	90,948	269,125
Insurance Australia Group Ltd.(a)	280,453	1,202,803
Lend Lease Group	39,086	451,524
Orica Ltd.(a)	28,068	459,075
Origin Energy Ltd.	59,804	550,205
Platinum Asset Management Ltd.(a)	54,377	312,620
Ramsay Health Care Ltd.	5,854	276,577
REA Group Ltd.(a)	5,431	163,673
Santos Ltd.	52,410	315,411
Seek Ltd.	17,153	185,364
Sonic Healthcare Ltd.	25,157	413,203
Suncorp Group Ltd.	112,258	1,158,760
Tabcorp Holdings Ltd.	26,120	91,345
Tatts Group Ltd.	107,989	308,761
TPG Telecom Ltd.(a)	17,093	117,845
Treasury Wine Estates Ltd.	26,409	101,287

Total Australia		12,777,137

Austria - 1.3%
Andritz AG	4,046	223,825
Oesterreichische Post AG	4,105	188,737
OMV AG	25,029	688,259
UNIQA Insurance Group AG	21,750	196,028
Verbund AG(a)	16,935	246,051
Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	6,200	212,595
Voestalpine AG(a)	8,005	332,953

Total Austria		2,088,448

Belgium - 2.4%
Ackermans & van Haaren N.V.	449	63,860
Ageas	17,548	675,619
bpost S.A.	18,427	505,893
Cie d’Entreprises CFE	358	44,456
Colruyt S.A.	6,322	282,921
Delhaize Group S.A.	4,069	335,764
Elia System Operator S.A./N.V.	4,027	162,829
Proximus	27,896	984,358
Solvay S.A.	3,004	413,027
Umicore S.A.	5,642	267,357

Total Belgium		3,736,084

China - 2.8%
Beijing Enterprises Holdings Ltd.	24,700	185,906
China Everbright International Ltd.	51,000	91,441
China Merchants Holdings International Co., Ltd.	111,197	476,914
China Power International Development Ltd.	325,000	247,757
China Resources Enterprise Ltd.	34,000	109,641
China Resources Power Holdings Co., Ltd.	260,000	726,084
China South City Holdings Ltd.(a)	640,000	221,243
CSPC Pharmaceutical Group Ltd.	100,000	98,806
Franshion Properties China Ltd.	731,242	261,274
Guangdong Investment Ltd.	294,208	412,135
Guotai Junan International Holdings Ltd.	132,000	85,985
Shanghai Industrial Holdings Ltd.	47,500	161,141
Shenzhen Investment Ltd.	360,000	176,458
Sino-Ocean Land Holdings Ltd.	621,964	470,130
Sun Art Retail Group Ltd.(a)	476,000	428,566
Yangzijiang Shipbuilding Holdings Ltd.	215,100	226,043
Yuexiu Property Co., Ltd.	614,000	133,848

Total China		4,513,372

Denmark - 1.4%
Carlsberg A/S Class B	2,463	223,481
Chr Hansen Holding A/S	3,319	161,853
ISS A/S	4,645	153,184
Pandora A/S	3,368	361,685
Sydbank A/S	2,217	84,703
TDC A/S	70,989	520,280
Tryg A/S	21,780	453,797
Vestas Wind Systems A/S	4,222	210,618

Total Denmark		2,169,601

Finland - 2.1%
Amer Sports Oyj	629	16,750
Elisa Oyj	15,279	483,988
Huhtamaki Oyj	991	30,608
Metso Oyj	7,706	211,560
Neste Oyj(a)	15,031	382,849
Nokian Renkaat Oyj	9,842	308,253
Orion Oyj Class B(a)	9,133	319,322
Stora Enso Oyj Class R	39,627	408,189
UPM-Kymmene Oyj	42,252	747,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2015

Investments	Shares	Value
Wartsila Oyj Abp	8,364	$391,591

Total Finland		3,300,225

France - 7.1%
Accor S.A.	7,853	396,104
Aeroports de Paris	3,206	362,035
Arkema S.A.	2,601	187,300
Atos SE	1,919	143,213
Bouygues S.A.	23,193	866,599
Bureau Veritas S.A.	12,949	298,078
Casino Guichard Perrachon S.A.	6,948	526,032
CNP Assurances	51,267	855,683
Edenred	11,674	288,304
Eiffage S.A.	4,931	274,157
Eurazeo S.A.	1,780	117,707
Eutelsat Communications S.A.	12,902	416,168
Groupe Eurotunnel SE Registered Shares	8,919	129,089
Havas S.A.	14,718	122,663
Imerys S.A.	3,733	285,329
Ingenico Group(a)	1,051	123,309
Ipsen S.A.	3,617	199,428
JCDecaux S.A.	6,533	272,456
Korian-Medica	463	15,378
Lagardere SCA	11,150	324,994
Plastic Omnium S.A.	4,198	106,902
Remy Cointreau S.A.	1,772	127,643
Rexel S.A.	21,893	352,725
Rubis SCA	1,441	98,678
SCOR SE	15,198	535,864
SEB S.A.	1,707	159,002
Societe BIC S.A.	1,269	202,191
Societe Television Francaise 1	10,408	179,399
Suez Environnement Co.	35,465	659,309
Technip S.A.	5,679	351,305
Teleperformance	648	45,753
Thales S.A.	7,899	476,666
Valeo S.A.	2,330	366,957
Vallourec S.A.(a)	9,419	192,262
Veolia Environnement S.A.	37,327	760,676
Vicat	1,573	107,699
Wendel S.A.(a)	743	91,022
Zodiac Aerospace	6,993	227,515

Total France		11,245,594

Germany - 5.1%
Axel Springer SE	6,960	365,175
Brenntag AG	3,507	200,963
Celesio AG	3,460	100,233
Deutsche Wohnen AG Bearer Shares	7,989	182,967
Duerr AG	869	80,906
Fielmann AG	4,351	295,575
Fraport AG Frankfurt Airport Services Worldwide	3,584	224,982
Freenet AG	12,012	404,391
Fuchs Petrolub SE	418	15,928
GEA Group AG	6,899	307,552
Hannover Rueck SE	7,321	707,951
Hochtief AG	2,704	209,389
Hugo Boss AG	3,803	424,790
K+S AG Registered Shares	9,040	380,584
KION Group AG*	975	46,680
LANXESS AG	709	41,781
LEG Immobilien AG*	1,967	136,582
METRO AG	12,924	407,230
MTU Aero Engines AG	1,404	131,983
OSRAM Licht AG	3,026	144,826
ProSiebenSat.1 Media AG Registered Shares	14,331	707,365
RWE AG	43,480	934,270
Suedzucker AG(a)	15,209	252,917
Symrise AG	3,963	245,815
Talanx AG	17,796	546,071
TUI AG	11,386	184,440
United Internet AG Registered Shares	6,551	291,053
Wacker Chemie AG(a)	1,446	149,191

Total Germany		8,121,590

Hong Kong - 3.7%
Bank of East Asia Ltd. (The)	131,722	575,988
Cathay Pacific Airways Ltd.	117,774	289,553
Dah Sing Banking Group Ltd.	16,400	35,878
Hang Lung Group Ltd.	39,000	171,795
Hopewell Holdings Ltd.	44,162	161,779
Hysan Development Co., Ltd.	69,000	299,050
New World Development Co., Ltd.	535,642	700,596
PCCW Ltd.	572,543	341,936
Sino Land Co., Ltd.	391,046	653,715
SJM Holdings Ltd.	779,000	844,058
Swire Pacific Ltd. Class A	50,500	634,788
Swire Pacific Ltd. Class B	112,500	264,107
Techtronic Industries Co., Ltd.	28,000	91,737
Television Broadcasts Ltd.	43,624	258,844
Wheelock & Co., Ltd.	101,000	515,908

Total Hong Kong		5,839,732

Ireland - 0.4%
DCC PLC	3,306	259,967
Kerry Group PLC Class A	792	58,674
Paddy Power PLC	1,937	165,901
Smurfit Kappa Group PLC	8,170	224,936

Total Ireland		709,478

Israel - 1.1%
Azrieli Group	3,581	143,054
Bank Hapoalim BM	29,155	157,120
Bezeq Israeli Telecommunication Corp., Ltd.	488,758	833,081
Elbit Systems Ltd.	1,030	80,928
Israel Chemicals Ltd.	81,047	566,538

Total Israel		1,780,721

Italy - 3.5%
A2A SpA(a)	166,825	198,888
ACEA SpA	11,641	147,733
Azimut Holding SpA	7,869	230,063
Banca Generali SpA	6,693	235,503
Banca Popolare di Milano Scarl	161,752	170,492
Brembo SpA	2,238	95,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2015

Investments	Shares	Value
Credito Emiliano SpA	7,273	$59,885
Davide Campari-Milano SpA	12,902	98,112
De’ Longhi	7,890	180,744
Enel Green Power SpA	101,957	199,142
FinecoBank Banca Fineco SpA	17,336	128,353
Hera SpA	106,587	266,496
Intesa Sanpaolo SpA RSP	15,901	50,706
Mediobanca SpA	21,886	214,469
Mediolanum SpA(a)	46,612	384,320
Parmalat SpA	38,698	100,981
Pirelli & C. SpA	22,635	381,829
Prysmian SpA	8,072	174,300
Recordati SpA	10,146	212,641
Salvatore Ferragamo SpA	4,692	140,838
Telecom Italia SpA RSP(a)	333,458	340,144
Terna Rete Elettrica Nazionale SpA(a)	168,858	745,793
Tod’s SpA(a)	1,388	131,763
Unione di Banche Italiane SCpA	16,106	129,116
UnipolSai SpA	238,087	589,444

Total Italy		5,607,159

Japan - 20.2%
ABC-Mart, Inc.(a)	1,678	102,711
Aeon Co., Ltd.(a)	27,599	391,887
Air Water, Inc.	7,000	128,198
Ajinomoto Co., Inc.	10,319	223,600
Alfresa Holdings Corp.	5,900	91,900
Amada Holdings Co., Ltd.	14,500	153,336
ANA Holdings, Inc.	67,000	181,839
Aozora Bank Ltd.	104,000	392,661
Asahi Glass Co., Ltd.(a)	41,141	247,118
Asahi Kasei Corp.	48,000	394,426
Asics Corp.	3,530	91,304
Bandai Namco Holdings, Inc.	12,100	234,158
Bank of Yokohama Ltd. (The)	44,000	269,901
Benesse Holdings, Inc.(a)	3,400	85,302
Brother Industries Ltd.(a)	9,700	137,456
Canon Marketing Japan, Inc.	900	15,321
Casio Computer Co., Ltd.(a)	5,900	116,491
Chiba Bank Ltd. (The)	29,000	221,117
Chubu Electric Power Co., Inc.	1,300	19,383
Chugoku Bank Ltd. (The)	6,800	107,308
Chugoku Electric Power Co., Inc. (The)(a)	19,600	286,075
Dai Nippon Printing Co., Ltd.	30,958	319,915
Daicel Corp.	9,400	120,760
Daihatsu Motor Co., Ltd.(a)	21,500	306,252
Daiichi Sankyo Co., Ltd.(a)	30,800	569,862
Daito Trust Construction Co., Ltd.	4,720	489,107
DIC Corp.	6,000	15,004
Dowa Holdings Co., Ltd.	10,000	94,471
Electric Power Development Co., Ltd.	5,300	187,329
FamilyMart Co., Ltd.(a)	4,100	188,641
Fuji Electric Co., Ltd.	22,876	98,522
Fujitsu Ltd.	23,000	128,641
Fukuoka Financial Group, Inc.	40,000	207,576
Hachijuni Bank Ltd. (The)	14,000	105,716
Hamamatsu Photonics K.K.	4,800	141,609
Hankyu Hanshin Holdings, Inc.	30,000	177,257
Hikari Tsushin, Inc.	1,600	108,005
Hino Motors Ltd.(a)	25,700	317,981
Hirose Electric Co., Ltd.	300	42,978
Hiroshima Bank Ltd. (The)(a)	26,075	155,983
Hisamitsu Pharmaceutical Co., Inc.	3,800	147,665
Hitachi Chemical Co., Ltd.	6,100	110,071
Hitachi Construction Machinery Co., Ltd.(a)	9,600	168,205
Hitachi High-Technologies Corp.	3,900	109,799
Hitachi Metals Ltd.	6,000	92,232
Hokuhoku Financial Group, Inc.	59,000	139,345
Hokuriku Electric Power Co.(a)	10,400	155,025
Hulic Co., Ltd.(a)	4,400	39,050
Idemitsu Kosan Co., Ltd.(a)	4,600	90,335
IHI Corp.(a)	41,553	193,562
Iida Group Holdings Co., Ltd.	8,700	138,643
Isetan Mitsukoshi Holdings Ltd.(a)	6,534	116,834
Isuzu Motors Ltd.	25,500	334,992
Itochu Techno-Solutions Corp.	700	17,448
Iyo Bank Ltd. (The)	10,800	132,744
J. Front Retailing Co., Ltd.(a)	6,300	118,622
Japan Airlines Co., Ltd.	17,000	593,225
Japan Exchange Group, Inc.(a)	7,500	243,636
JGC Corp.	7,000	132,260
Joyo Bank Ltd. (The)	33,000	185,004
JSR Corp.	8,500	150,321
JTEKT Corp.	5,100	96,611
JX Holdings, Inc.(a)	114,300	493,387
Kajima Corp.(a)	29,953	140,751
Kansai Paint Co., Ltd.(a)	7,000	108,520
Kawasaki Heavy Industries Ltd.(a)	44,565	207,957
Keikyu Corp.(a)	13,000	98,165
Keio Corp.(a)	16,000	114,543
Kintetsu Group Holdings Co., Ltd.(a)	49,000	166,984
Kirin Holdings Co., Ltd.	26,700	367,885
Kobe Steel Ltd.	143,000	240,739
Koito Manufacturing Co., Ltd.(a)	4,100	159,993
Konami Corp.(a)	5,300	98,580
Konica Minolta, Inc.	15,600	182,180
Kuraray Co., Ltd.	15,900	194,519
Kyowa Hakko Kirin Co., Ltd.(a)	15,000	196,257
Lawson, Inc.(a)	4,800	328,721
LIXIL Group Corp.(a)	9,700	192,629
Makita Corp.	3,629	196,924
Marubeni Corp.	99,000	568,199
Marui Group Co., Ltd.(a)	10,281	138,968
Medipal Holdings Corp.	6,900	112,608
MEIJI Holdings Co., Ltd.	900	116,210
Mitsubishi Chemical Holdings Corp.	55,700	350,728
Mitsubishi Gas Chemical Co., Inc.	19,000	106,517
Mitsubishi Materials Corp.(a)	45,000	172,844
Mitsubishi Motors Corp.	31,400	267,387
Mitsubishi Tanabe Pharma Corp.	20,700	310,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2015

Investments	Shares	Value
Mitsui Chemicals, Inc.(a)	31,000	$115,270
Mitsui OSK Lines Ltd.(a)	31,000	99,309
Mixi, Inc.	400	19,875
Nabtesco Corp.	3,800	95,338
NEC Corp.	46,608	141,311
Nexon Co., Ltd.	7,500	103,216
NGK Insulators Ltd.(a)	7,000	180,485
NGK Spark Plug Co., Ltd.(a)	5,300	147,048
NH Foods Ltd.(a)	6,000	137,000
Nikon Corp.(a)	12,834	148,514
Nippon Electric Glass Co., Ltd.(a)	22,000	111,470
Nippon Express Co., Ltd.	37,000	182,029
Nippon Paint Holdings Co., Ltd.	3,100	87,529
Nippon Yusen K.K.(a)	45,000	125,403
Nissan Chemical Industries Ltd.(a)	5,000	110,448
Nisshin Seifun Group, Inc.	8,500	113,088
Nissin Foods Holdings Co., Ltd.(a)	3,600	157,986
Nitori Holdings Co., Ltd.	1,500	122,339
NOK Corp.	900	27,949
Nomura Real Estate Holdings, Inc.	6,368	133,745
Nomura Research Institute Ltd.	7,190	281,454
NSK Ltd.	9,200	142,175
NTT Data Corp.	6,800	297,307
NTT Urban Development Corp.(a)	8,700	86,598
Obayashi Corp.(a)	25,000	182,446
Obic Co., Ltd.	400	17,848
Odakyu Electric Railway Co., Ltd.(a)	13,000	121,432
Oji Holdings Corp.(a)	45,862	199,392
Omron Corp.	4,500	195,644
Ono Pharmaceutical Co., Ltd.	1,800	196,674
Oracle Corp.(a)	3,768	157,661
Osaka Gas Co., Ltd.	66,000	260,677
Otsuka Corp.	3,100	144,911
Pola Orbis Holdings, Inc.	300	16,990
Resona Holdings, Inc.	94,800	517,908
Ricoh Co., Ltd.(a)	31,460	326,517
Ryohin Keikaku Co., Ltd.	600	116,406
Sankyo Co., Ltd.(a)	6,200	219,646
Santen Pharmaceutical Co., Ltd.	10,400	147,290
SBI Holdings, Inc.	6,600	90,938
Sega Sammy Holdings, Inc.(a)	9,073	118,635
Seiko Epson Corp.	11,800	209,356
Sekisui Chemical Co., Ltd.	16,000	196,527
Sekisui House Ltd.	32,952	523,505
Seven Bank Ltd.(a)	36,400	168,666
Shimadzu Corp.	9,000	122,314
Shimamura Co., Ltd.(a)	1,100	115,605
Shimano, Inc.	1,100	150,125
Shimizu Corp.	20,000	168,512
Shionogi & Co., Ltd.(a)	7,000	271,442
Shiseido Co., Ltd.	6,900	156,648
Shizuoka Bank Ltd. (The)(a)	14,000	146,333
Showa Shell Sekiyu K.K.(a)	19,709	172,342
Sojitz Corp.	6,500	15,777
Sony Financial Holdings, Inc.(a)	11,009	193,072
Sumitomo Chemical Co., Ltd.(a)	41,000	246,606
Sumitomo Dainippon Pharma Co., Ltd.(a)	11,990	132,182
Sumitomo Electric Industries Ltd.	19,412	300,940
Sumitomo Heavy Industries Ltd.	17,500	102,113
Sumitomo Metal Mining Co., Ltd.	19,000	289,352
Sumitomo Rubber Industries Ltd.	12,600	195,335
Suntory Beverage & Food Ltd.(a)	6,200	247,007
Sysmex Corp.(a)	1,800	107,384
T&D Holdings, Inc.	19,651	293,083
Taisei Corp.	33,876	194,621
Taiyo Nippon Sanso Corp.	7,100	85,932
TDK Corp.(a)	2,800	214,408
Terumo Corp.(a)	8,700	208,817
THK Co., Ltd.	2,300	49,735
Tobu Railway Co., Ltd.(a)	31,000	133,257
Toho Co., Ltd.	5,100	126,911
Tohoku Electric Power Co., Inc.	1,300	17,614
Tokyo Electron Ltd.	3,994	252,862
Tokyu Corp.(a)	29,000	194,337
Tokyu Fudosan Holdings Corp.	2,100	16,201
TonenGeneral Sekiyu K.K.(a)	31,104	289,523
Toppan Printing Co., Ltd.	23,000	192,473
TOTO Ltd.(a)	10,000	180,280
Toyo Seikan Group Holdings Ltd.(a)	6,000	96,204
Toyo Suisan Kaisha Ltd.	3,600	131,361
Toyo Tire & Rubber Co., Ltd.	1,300	27,495
Toyoda Gosei Co., Ltd.(a)	6,500	156,863
Toyota Tsusho Corp.	10,600	284,567
Trend Micro, Inc.(a)	5,530	189,357
USS Co., Ltd.	12,100	218,535
West Japan Railway Co.	6,276	401,851
Yamada Denki Co., Ltd.(a)	27,400	109,721
Yamaguchi Financial Group, Inc.(a)	7,000	87,239
Yamaha Corp.	4,800	96,890
Yamaha Motor Co., Ltd.(a)	9,260	202,583
Yamato Holdings Co., Ltd.(a)	9,000	174,278
Yokohama Rubber Co., Ltd. (The)(a)	7,000	140,612

Total Japan		32,001,999

Netherlands - 1.7%
Aalberts Industries N.V.	3,769	111,873
Boskalis Westminster N.V.	6,542	319,991
Delta Lloyd N.V.	23,436	384,505
Euronext N.V.(b)	567	22,313
Koninklijke DSM N.V.	7,488	433,843
Koninklijke Vopak N.V.(a)	4,203	211,975
NN Group N.V.	9,625	270,410
Randstad Holding N.V.	8,006	521,034
Wolters Kluwer N.V.	14,793	439,173

Total Netherlands		2,715,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2015

Investments	Shares	Value
New Zealand - 1.0%
Auckland International Airport Ltd.	98,259	$327,943
Contact Energy Ltd.	58,502	198,220
Fletcher Building Ltd.	66,136	363,190
Mighty River Power Ltd.	141,680	267,333
Spark New Zealand Ltd.	258,751	489,106

Total New Zealand		1,645,792

Norway - 1.4%
Gjensidige Forsikring ASA	44,594	716,452
Marine Harvest ASA	39,789	454,659
Norsk Hydro ASA	86,073	361,578
Orkla ASA	74,805	586,650
TGS Nopec Geophysical Co. ASA(a)	6,834	159,047

Total Norway		2,278,386

Portugal - 0.8%
Galp Energia, SGPS, S.A.	40,842	478,725
Jeronimo Martins, SGPS, S.A.	24,894	318,974
NOS, SGPS S.A.	17,646	141,049
Portucel S.A.	60,596	232,930
Sonae, SGPS, S.A.	124,281	162,984

Total Portugal		1,334,662

Singapore - 4.7%
CapitaLand Ltd.	180,200	468,399
City Developments Ltd.	18,200	132,192
ComfortDelGro Corp., Ltd.	122,100	283,827
Fraser and Neave Ltd.	73,800	146,887
Frasers Centrepoint Ltd.	154,700	203,930
Global Logistic Properties Ltd.	100,800	189,398
Great Eastern Holdings Ltd.	11,800	215,143
Hutchison Port Holdings Trust(a)	1,045,885	658,907
Jardine Cycle & Carriage Ltd.	17,200	422,815
Keppel Corp., Ltd.(a)	160,000	976,754
Olam International Ltd.(a)	133,700	186,674
SATS Ltd.	87,400	239,514
Sembcorp Industries Ltd.	113,600	328,187
Sembcorp Marine Ltd.(a)	153,251	323,233
SIA Engineering Co., Ltd.(a)	97,736	278,727
Singapore Airlines Ltd.	66,561	530,412
Singapore Exchange Ltd.	48,600	282,613
Singapore Post Ltd.	113,400	159,594
Singapore Press Holdings Ltd.(a)	155,748	471,929
Singapore Technologies Engineering Ltd.	193,700	474,720
StarHub Ltd.	149,794	439,425
UOL Group Ltd.	11,200	57,560

Total Singapore		7,470,840

Spain - 3.1%
Abengoa S.A. Class B(a)	47,501	149,250
Acerinox S.A.	11,022	152,404
ACS Actividades de Construccion y Servicios S.A.	20,225	650,238
Banco Popular Espanol S.A.	38,074	184,366
Bankinter S.A.	17,832	131,708
Bolsas y Mercados Espanoles SHMSF S.A.(a)	7,970	322,173
Cia de Distribucion Integral Logista Holdings S.A.*	2,448	48,550
Distribuidora Internacional de Alimentacion S.A.(a)	17,152	130,909
Ebro Foods S.A.	11,482	222,091
Enagas S.A.(a)	21,965	597,029
Grifols S.A.	4,287	172,578
Grupo Catalana Occidente S.A.	1,658	51,411
Mapfre S.A.	216,468	744,549
Prosegur Cia de Seguridad S.A.	19,718	108,091
Red Electrica Corp. S.A.(a)	8,655	693,168
Tecnicas Reunidas S.A.	3,977	204,277
Viscofan S.A.	2,677	161,812
Zardoya Otis S.A.(a)	18,177	197,870

Total Spain		4,922,474

Sweden - 3.8%
AAK AB	1,387	82,125
Alfa Laval AB(a)	13,903	244,465
Atlas Copco AB Class B	19,967	496,919
Axfood AB	10,747	171,486
BillerudKorsnas AB	4,952	77,764
Boliden AB	9,252	168,482
Electrolux AB Series B	12,963	405,880
Getinge AB Class B(a)	6,575	158,085
Hexagon AB Class B	6,602	239,017
Husqvarna AB Class B	14,954	112,549
ICA Gruppen AB(a)	10,017	355,047
Investment AB Kinnevik Class B(a)	7,493	236,688
Investment AB Latour Class B	8,138	223,715
Lundbergforetagen AB Class B	4,279	189,880
Meda AB Class A	11,256	156,546
Saab AB Class B	6,097	148,944
Securitas AB Class B	19,715	260,411
Skanska AB Class B	28,401	575,037
SKF AB Class B	20,141	459,013
Swedish Match AB	10,400	295,549
Tele2 AB Class B	28,724	333,714
Trelleborg AB Class B(a)	9,223	170,399
Volvo AB Class A	26,037	322,579
Wallenstam AB Class B(a)	13,740	97,534

Total Sweden		5,981,828

Switzerland - 4.9%
Aryzta AG*	1,546	76,262
Baloise Holding AG Registered Shares	4,088	498,670
Bucher Industries AG(a)	374	93,085
Clariant AG Registered Shares*	14,605	299,429
Coca-Cola HBC AG*	8,787	189,048
DKSH Holding AG*(a)	1,231	89,044
EMS-Chemie Holding AG Registered Shares	870	367,717
Galenica AG Registered Shares(a)	184	192,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2015

Investments	Shares	Value
GAM Holding AG*	10,840	$227,924
Georg Fischer AG Registered Shares	122	83,875
Helvetia Holding AG Registered Shares	396	226,485
Julius Baer Group Ltd.*	5,594	313,954
Lonza Group AG Registered Shares*	2,259	301,909
OC Oerlikon Corp. AG Registered Shares*	11,954	146,459
Panalpina Welttransport Holding AG Registered Shares(a)	1,239	156,441
Partners Group Holding AG	1,476	441,434
Schindler Holding AG Participation Certificate	1,406	230,033
Schindler Holding AG Registered Shares	1,865	304,730
SFS Group AG*	370	26,882
Sonova Holding AG Registered Shares	1,354	183,132
STMicroelectronics N.V.	76,440	625,144
Straumann Holding AG Registered Shares(a)	650	178,401
Sulzer AG Registered Shares	1,824	187,660
Swatch Group AG (The) Bearer Shares	1,002	390,378
Swatch Group AG (The) Registered Shares	3,227	242,401
Swiss Life Holding AG Registered Shares*	1,191	272,851
Transocean Ltd.	80,686	1,305,412
Vontobel Holding AG Registered Shares	2,195	101,817

Total Switzerland		7,752,639

United Kingdom - 18.8%
Aberdeen Asset Management PLC	102,561	651,643
Admiral Group PLC	16,382	357,346
Aggreko PLC	6,782	153,485
Amec Foster Wheeler PLC	33,682	433,044
Amlin PLC	40,525	303,627
Antofagasta PLC	26,231	284,443
Ashmore Group PLC(a)	64,132	291,688
Ashtead Group PLC	9,075	156,852
Babcock International Group PLC	15,139	257,138
Barratt Developments PLC	31,477	304,201
Bellway PLC	4,967	185,291
Berendsen PLC	5,570	89,264
Berkeley Group Holdings PLC	14,738	775,551
Booker Group PLC	62,459	165,418
British Land Co. PLC (The)	56,248	701,940
Britvic PLC	7,873	88,840
Bunzl PLC	11,276	308,213
Burberry Group PLC	13,625	336,635
Cable & Wireless Communications PLC	215,247	225,454
Capita PLC	29,452	573,431
Carnival PLC	9,261	473,210
Close Brothers Group PLC	7,584	182,250
CNH Industrial N.V.	53,354	486,277
Cobham PLC	67,691	279,984
Croda International PLC	5,176	224,021
Daily Mail & General Trust PLC Class A Non-Voting Shares	19,650	287,094
Derwent London PLC	2,226	119,098
Direct Line Insurance Group PLC	98,417	519,753
Dixons Carphone PLC	9,958	71,022
DS Smith PLC	44,260	268,686
Dunelm Group PLC	2,404	34,235
easyJet PLC	19,161	465,880
Essentra PLC	7,089	110,708
Evraz PLC*	90,702	175,741
Fresnillo PLC(a)	9,450	103,142
G4S PLC	87,303	368,792
GKN PLC	68,063	358,058
Greene King PLC(a)	10,659	141,567
Halma PLC	13,692	164,085
Hammerson PLC	34,653	335,440
Hargreaves Lansdown PLC	23,023	417,481
Hays PLC	43,504	111,796
Hikma Pharmaceuticals PLC	3,014	91,626
Howden Joinery Group PLC	16,313	132,767
ICAP PLC	55,012	458,110
IG Group Holdings PLC	32,578	382,472
IMI PLC	13,666	241,791
Inchcape PLC	23,999	306,098
Informa PLC	25,732	221,162
Inmarsat PLC	31,177	448,889
InterContinental Hotels Group PLC	7,897	318,687
Intertek Group PLC	4,358	167,919
Intu Properties PLC	73,556	355,836
Investec PLC	44,606	401,269
J Sainsbury PLC(a)	184,576	770,120
Jardine Lloyd Thompson Group PLC	12,746	209,276
John Wood Group PLC	14,940	151,433
Johnson Matthey PLC	7,142	341,235
Jupiter Fund Management PLC	20,034	140,429
Kingfisher PLC	99,990	546,144
London Stock Exchange Group PLC	7,928	295,500
Man Group PLC	149,639	369,244
Meggitt PLC	32,961	241,771
Melrose Industries PLC	48,119	187,300
Merlin Entertainments PLC(b)	13,117	88,107
Michael Page International PLC	5,184	44,433
Micro Focus International PLC	5,370	114,942
Millennium & Copthorne Hotels PLC	18,154	163,882
Mondi PLC	17,629	380,112
Pennon Group PLC	21,743	277,152
Persimmon PLC*	25,375	788,169
Renishaw PLC	2,589	93,283
Rentokil Initial PLC	56,508	131,528
Rexam PLC	44,884	389,652
Rightmove PLC	3,392	174,815
Rotork PLC	27,694	101,307
Royal Mail PLC	59,216	479,149
Saga PLC	13,574	46,944
Sage Group PLC (The)	53,684	432,698
Schroders PLC	8,184	408,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2015

Investments	Shares	Value
Segro PLC	55,647	$355,140
Severn Trent PLC	16,896	552,971
Smiths Group PLC	21,585	383,259
Spectris PLC	5,714	189,613
Spirax-Sarco Engineering PLC	1,442	76,927
St. James’s Place PLC	20,504	292,155
Stagecoach Group PLC	34,208	217,240
TalkTalk Telecom Group PLC	53,661	322,802
Tate & Lyle PLC	34,263	279,935
Taylor Wimpey PLC	266,243	777,983
Telecity Group PLC	5,849	94,563
Travis Perkins PLC	6,878	228,239
United Utilities Group PLC	52,372	734,700
Vedanta Resources PLC(a)	58,064	474,850
Victrex PLC	4,815	146,150
Weir Group PLC (The)	9,089	242,574
WH Smith PLC	1,470	35,325
William Hill PLC	52,903	335,381
WM Morrison Supermarkets PLC(a)	295,963	841,554

Total United Kingdom		29,817,218

TOTAL COMMON STOCKS (Cost: $139,003,787)		157,810,096

RIGHTS - 0.0%

Singapore - 0.0%
Jardine Cycle & Carriage Ltd., expiring 7/15/15*	1,911	10,077

Spain - 0.0%
Acerinox S.A., expiring 7/1/15*	8,631	3,837
Zardoya Otis S.A., expiring 7/6/15*(a)	18,177	7,919

Total Spain		11,756

TOTAL RIGHTS (Cost: $13,586)		21,833

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Australia Dividend Fund(c)	3,252	165,494
WisdomTree Japan Hedged Equity Fund(c)	2,925	167,310

TOTAL EXCHANGE-TRADED FUNDS (Cost: $344,895)		332,804

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.9%

United States - 13.9%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(d) (Cost: $21,998,745)(e)	21,998,745	21,998,745

TOTAL INVESTMENTS IN SECURITIES - 113.5% (Cost: $161,361,013)		180,163,478
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (13.5)%		(21,390,289)

NET ASSETS - 100.0%		$158,773,189

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(e)

At June 30, 2015, the total market value of the Fund’s securities on loan was $21,264,685 and the total market value of the collateral held by the Fund was $22,312,848. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $314,103. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 12.2%
Adelaide Brighton Ltd.	878,899	$2,911,499
ALS Ltd.	485,312	2,182,113
Altium Ltd.	210,243	715,856
Amalgamated Holdings Ltd.	216,545	2,087,113
AP Eagers Ltd.	239,993	1,724,688
ARB Corp., Ltd.	57,257	573,421
Arrium Ltd.	10,195,587	1,057,904
Asaleo Care Ltd.	721,040	1,052,963
Atlas Iron Ltd.†	357,260	13,730
Australian Industrial REIT	623,856	1,093,250
Australian Pharmaceutical Industries Ltd.	966,402	1,114,165
Bega Cheese Ltd.	167,264	556,661
BlueScope Steel Ltd.	340,092	784,184
Brickworks Ltd.	87,321	926,186
BT Investment Management Ltd.	466,445	3,029,406
Cardno Ltd.(a)	622,869	1,546,321
carsales.com Ltd.(a)	246,039	1,926,986
Cash Converters International Ltd.	997,566	536,710
Collins Foods Ltd.	295,500	676,821
Corporate Travel Management Ltd.(a)	93,822	743,470
Cover-More Group Ltd.	417,760	764,195
CSG Ltd.(a)	907,088	1,112,015
CSR Ltd.	886,011	2,478,796
Decmil Group Ltd.	848,868	756,830
Dick Smith Holdings Ltd.	746,324	1,193,139
Domino’s Pizza Enterprises Ltd.	61,186	1,678,413
Downer EDI Ltd.	669,307	2,458,972
DuluxGroup Ltd.	426,040	1,873,039
ERM Power Ltd.	452,748	807,318
Fairfax Media Ltd.	3,301,569	2,068,132
Folkestone Education Trust	634,172	1,023,592
G8 Education Ltd.(a)	710,621	1,780,557
Generation Healthcare REIT	392,231	492,901
Genworth Mortgage Insurance Australia Ltd.	1,067,100	2,575,343
GrainCorp Ltd. Class A	112,501	738,439
GUD Holdings Ltd.	167,091	1,135,287
GWA Group Ltd.	350,912	614,941
iiNET Ltd.(a)	196,135	1,435,134
IMF Bentham Ltd.	631,240	834,494
Independence Group NL	208,120	667,037
Infomedia Ltd.	560,104	516,595
Invocare Ltd.(a)	125,745	1,169,436
IOOF Holdings Ltd.	583,899	4,034,575
Iress Ltd.	256,116	1,992,130
Japara Healthcare Ltd.	278,204	549,537
JB Hi-Fi Ltd.(a)	132,712	1,987,007
M2 Group Ltd.	250,925	2,063,612
MACA Ltd.	1,825,356	1,059,241
Magellan Financial Group Ltd.	167,976	2,246,450
McMillan Shakespeare Ltd.	139,662	1,297,791
Metcash Ltd.(a)	4,439,364	3,770,365
Mineral Resources Ltd.(a)	201,114	1,020,203
Monadelphous Group Ltd.(a)	164,753	1,186,515
Mount Gibson Iron Ltd.(a)	8,257,914	1,269,406
MyState Ltd.	147,077	546,000
Navitas Ltd.	591,396	1,950,006
New Hope Corp., Ltd.	966,072	1,403,368
NIB Holdings Ltd.	908,857	2,347,119
Nine Entertainment Co. Holdings Ltd.	1,669,416	1,988,825
Northern Star Resources Ltd.(a)	719,537	1,222,210
Nufarm Ltd.	196,034	1,089,357
Orora Ltd.	1,200,084	1,927,784
OZ Minerals Ltd.	219,029	670,016
OzForex Group Ltd.	377,054	643,364
Pact Group Holdings Ltd.	451,436	1,623,837
Peet Ltd.	1,171,060	1,030,588
Perpetual Ltd.	56,723	2,108,365
Premier Investments Ltd.	195,266	1,913,538
Primary Health Care Ltd.(a)	634,558	2,458,115
Prime Media Group Ltd.	702,813	372,726
Programmed Maintenance Services Ltd.(a)	239,978	531,208
Qube Holdings Ltd.	603,821	1,090,627
Recall Holdings Ltd.	227,536	1,211,947
Reckon Ltd.	38,664	64,783
Retail Food Group Ltd.	312,468	1,304,084
SAI Global Ltd.	265,967	852,441
Sandfire Resources NL	210,548	930,506
Servcorp Ltd.	155,232	696,778
Seven Group Holdings Ltd.(a)	429,955	2,161,231
Seven West Media Ltd.(a)	4,341,446	3,403,572
SG Fleet Group Ltd.	345,452	655,821
Sigma Pharmaceuticals Ltd.	1,341,318	793,821
Sims Metal Management Ltd.	191,740	1,535,609
Skilled Group Ltd.	1,046,650	1,367,574
Slater & Gordon Ltd.	167,694	458,847
SMS Management & Technology Ltd.	267,584	711,601
Southern Cross Media Group Ltd.(a)	1,160,877	865,483
Spotless Group Holdings Ltd.	726,804	1,167,519
Steadfast Group Ltd.	692,853	860,031
Super Retail Group Ltd.(a)	233,695	1,641,708
Thorn Group Ltd.	327,756	662,532
Transpacific Industries Group Ltd.	1,928,708	1,141,452
Veda Group Ltd.	570,764	973,890
Villa World Ltd.	443,648	681,976
Village Roadshow Ltd.(a)	286,564	1,396,404
Vocus Communications Ltd.	1,906	8,453
Western Areas Ltd.	230,876	573,168
WorleyParsons Ltd.	659,656	5,277,990

Total Australia		132,221,158

Austria - 0.5%
Austria Technologie & Systemtechnik AG	44,307	641,276
Lenzing AG	12,777	909,689
RHI AG	43,469	1,081,270
S IMMO AG*	95,437	792,202
Schoeller-Bleckmann Oilfield Equipment AG	16,534	999,035
Semperit AG Holding	13,558	558,934

Total Austria		4,982,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
Belgium - 1.7%
Barco N.V.	16,119	$1,032,329
Cofinimmo S.A.	47,374	4,893,615
D’ieteren S.A./N.V.	34,521	1,234,672
Econocom Group S.A./N.V.	82,924	681,405
Euronav N.V.	71,800	1,054,394
EVS Broadcast Equipment S.A.	43,319	1,254,917
Exmar N.V.	67,139	667,496
Fagron(a)	27,927	1,152,857
Kinepolis Group N.V.	21,236	831,216
Melexis N.V.	37,717	2,185,263
N.V. Bekaert S.A.(a)	48,181	1,358,723
Warehouses De Pauw CVA	31,348	2,420,157

Total Belgium		18,767,044

China - 0.7%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	506,392	809,961
CITIC Telecom International Holdings Ltd.	3,804,822	1,766,820
CPMC Holdings Ltd.(a)	1,035,000	691,553
Dah Chong Hong Holdings Ltd.(a)	2,191,000	1,138,945
Goldpac Group Ltd.	842,922	538,205
Poly Property Group Co., Ltd.(a)	3,110,129	1,504,406
Shougang Fushan Resources Group Ltd.	4,344,000	1,014,201

Total China		7,464,091

Denmark - 1.0%
DFDS A/S	13,498	1,866,854
FLSmidth & Co. A/S	46,620	2,242,116
Matas A/S	54,712	1,164,468
NKT Holding A/S	20,377	1,169,000
Royal Unibrew A/S	46,012	1,572,378
Schouw & Co.	21,892	1,142,780
SimCorp A/S	25,518	1,015,720
Spar Nord Bank A/S	72,761	804,193

Total Denmark		10,977,509

Finland - 3.1%
Aktia Bank Oyj	64,720	767,982
Aspo Oyj	51,450	428,795
Atria Oyj	25,815	262,894
Cargotec Oyj Class B	35,646	1,352,356
Caverion Corp.(a)	86,184	857,514
Citycon Oyj*	1,292,505	3,228,724
Cramo Oyj	44,242	852,794
F-Secure Oyj	212,200	742,400
Fiskars Oyj Abp	94,556	2,156,602
Kemira Oyj(a)	177,946	2,020,345
Kesko Oyj Class B	100,874	3,507,811
Konecranes Oyj(a)	72,556	2,112,399
Lassila & Tikanoja Oyj	37,082	636,691
Metsa Board Oyj	220,958	1,371,286
Outotec Oyj(a)	133,936	861,812
PKC Group Oyj(a)	22,169	489,815
Raisio Oyj Class V	199,233	896,821
Ramirent Oyj	253,025	1,846,579
Sanoma Oyj	305,154	1,581,012
Technopolis Oyj	258,854	1,044,063
Tieto Oyj	104,601	2,440,482
Tikkurila Oyj	71,707	1,424,545
Uponor Oyj	79,594	1,198,116
Valmet Oyj	127,420	1,431,071

Total Finland		33,512,909

France - 3.0%
Albioma S.A.(a)	57,843	877,791
Alten S.A.	30,690	1,424,726
Altran Technologies S.A.	92,861	996,789
Assystem	52,384	930,942
Bourbon S.A.(a)	166,843	2,714,088
Gaztransport Et Technigaz S.A.	54,812	3,465,198
IPSOS(a)	54,325	1,403,363
Jacquet Metal Service	38,124	756,104
Lectra	45,218	644,888
Metropole Television S.A.	208,474	4,048,670
Montupet	7,584	544,609
Neopost S.A.	115,488	4,966,278
Nexity S.A.(a)	92,412	3,624,384
Saft Groupe S.A.	36,857	1,437,312
Societe d’Edition de Canal Plus S.A.	166,506	1,409,959
Sopra Steria Group	10,566	949,463
Tarkett S.A.	68,160	1,469,514
Technicolor S.A. Registered Shares	124,942	814,381

Total France		32,478,459

Germany - 4.1%
Aareal Bank AG	65,886	2,585,506
alstria office REIT-AG*	126,054	1,622,892
Aurelius AG	41,968	1,793,041
BayWa AG	37,243	1,258,578
Bechtle AG	15,612	1,182,679
Bertrandt AG	7,080	928,875
Bilfinger SE	84,744	3,203,258
Borussia Dortmund GmbH & Co. KGaA	158,972	597,979
Carl Zeiss Meditec AG Bearer Shares	49,806	1,269,144
Comdirect Bank AG	71,546	733,392
CompuGroup Medical AG(a)	37,436	1,309,106
Drillisch AG(a)	92,866	4,138,334
ElringKlinger AG	54,658	1,468,602
Gerresheimer AG	10,885	678,080
Gerry Weber International AG(a)	64,554	1,479,519
Grammer AG	17,850	589,693
Hamburger Hafen und Logistik AG	46,192	934,128
Indus Holding AG	24,967	1,257,106
Jenoptik AG	49,449	596,140
Kloeckner & Co. SE	117,662	1,061,246
Leoni AG	23,056	1,454,768
NORMA Group SE	17,893	904,015
Pfeiffer Vacuum Technology AG	11,328	1,008,723
Rhoen Klinikum AG	76,906	2,062,098
Salzgitter AG	15,522	554,465
Sixt SE	40,248	1,746,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
Software AG	53,950	$1,477,531
Stada Arzneimittel AG	49,602	1,672,089
Takkt AG	47,021	859,733
VTG AG	24,168	565,488
Wacker Neuson SE	48,173	1,009,078
Wincor Nixdorf AG(a)	58,283	2,291,045

Total Germany		44,292,793

Hong Kong - 1.6%
Chong Hing Bank Ltd.	301,000	920,175
Dah Sing Financial Holdings Ltd.	364,629	2,391,650
Goldlion Holdings Ltd.	3,565,000	1,618,667
Hong Kong Aircraft Engineering Co., Ltd.	145,600	1,477,119
Hong Kong Ferry Holdings Co., Ltd.	725,000	1,079,193
Hongkong & Shanghai Hotels Ltd. (The)	1,126,000	1,562,810
Kowloon Development Co., Ltd.	1,480,000	1,868,959
Lippo China Resources Ltd.	16,440,000	699,796
Liu Chong Hing Investment Ltd.	486,000	636,921
Melco International Development Ltd.	1,035,000	1,463,209
Miramar Hotel & Investment	468,000	839,104
Singamas Container Holdings Ltd.	3,434,000	624,561
Vitasoy International Holdings Ltd.	776,364	1,321,888
Welling Holding Ltd.	5,075,518	1,106,426

Total Hong Kong		17,610,478

Indonesia - 0.1%
Bumitama Agri Ltd.	1,076,000	791,118

Ireland - 0.8%
Aer Lingus Group PLC	309,218	830,319
C&C Group PLC	447,410	1,752,741
Greencore Group PLC	359,498	1,775,302
Irish Continental Group PLC	301,921	1,325,417
Origin Enterprises PLC*	122,080	1,081,371
UDG Healthcare PLC	189,688	1,459,990

Total Ireland		8,225,140

Israel - 2.3%
Delek Automotive Systems Ltd.	365,364	4,087,149
Delta-Galil Industries Ltd.	21,540	697,178
Gazit-Globe Ltd.	207,102	2,470,467
Harel Insurance Investments & Financial Services Ltd.	267,731	1,217,153
Industrial Buildings Corp., Ltd.	371,871	423,683
Inrom Construction Industries Ltd.	390,456	982,764
Ituran Location and Control Ltd.	51,541	1,273,086
Jerusalem Economy Ltd.	292,451	1,072,930
Magic Software Enterprises Ltd.	100,340	664,695
Matrix IT Ltd.	165,498	913,389
Melisron Ltd.	48,036	1,719,028
Menorah Mivtachim Holdings Ltd.	152,500	1,484,009
Migdal Insurance & Financial Holding Ltd.	1,999,606	2,322,202
Osem Investments Ltd.	71,600	1,491,445
Phoenix Holdings Ltd. (The)	110,096	318,404
Sella Capital Real Estate Ltd.	763,112	1,213,729
Shapir Engineering and Industry Ltd.	239,204	421,099
Shikun & Binui Ltd.	905,309	2,035,049
Shufersal Ltd.*	153,145	363,011

Total Israel		25,170,470

Italy - 4.0%
Anima Holding SpA(b)	175,052	1,536,938
Ansaldo STS SpA	77,933	810,586
Ascopiave SpA	614,956	1,482,738
Astaldi SpA(a)	81,315	753,802
ASTM SpA	170,193	2,239,519
Banca IFIS SpA	82,279	1,785,834
Banca Popolare di Sondrio SCARL	202,594	987,344
Cairo Communication SpA(a)	148,878	777,645
Cementir Holding SpA	87,676	573,920
Danieli & C. Officine Meccaniche SpA RSP	52,588	796,872
Datalogic SpA	60,309	881,615
DiaSorin SpA	30,534	1,393,159
Ei Towers SpA	15,776	950,070
ERG SpA	186,205	2,232,373
Falck Renewables SpA	739,401	932,588
Immobiliare Grande Distribuzione SIIQ SpA	1,204,819	1,047,079
Industria Macchine Automatiche SpA	53,972	2,513,668
Interpump Group SpA	85,480	1,379,101
Iren SpA	1,361,456	1,862,795
Italcementi SpA	174,444	1,150,644
MARR SpA	112,092	1,985,797
Piaggio & C. SpA	313,396	1,051,049
RAI Way SpA(b)	211,964	1,015,532
Salini Impregilo SpA	162,612	742,847
Societa Cattolica di Assicurazioni SCRL	299,560	2,364,759
Societa Iniziative Autostradali e Servizi SpA	237,952	2,537,257
Trevi Finanziaria Industriale SpA	288,316	629,634
Unipol Gruppo Finanziario SpA	522,528	2,654,835
UnipolSai SpA	915,208	2,265,828
Vittoria Assicurazioni SpA	54,146	597,262
Zignago Vetro SpA	154,589	907,721

Total Italy		42,840,811

Japan - 26.1%
77 Bank Ltd. (The)	257,000	1,568,905
ADEKA Corp.	83,800	1,164,222
Aeon Delight Co., Ltd.	40,700	1,247,293
Ai Holdings Corp.(a)	32,900	582,368
Aica Kogyo Co., Ltd.	32,000	743,742
Aichi Steel Corp.	190,940	853,546
Aida Engineering Ltd.	56,600	620,743
Airport Facilities Co., Ltd.	13,500	72,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
Aisan Industry Co., Ltd.	62,800	$589,688
Akebono Brake Industry Co., Ltd.	246,900	792,969
Akita Bank Ltd. (The)(a)	288,000	932,031
Alpen Co., Ltd.	39,400	632,061
Amano Corp.	67,800	886,528
Anritsu Corp.	151,765	1,024,459
AOKI Holdings, Inc.	57,800	824,736
Aoyama Trading Co., Ltd.	37,800	1,529,114
Arcs Co., Ltd.	35,900	782,750
Ariake Japan Co., Ltd.	29,600	1,211,915
Asahi Diamond Industrial Co., Ltd.(a)	51,900	584,890
Ashikaga Holdings Co., Ltd.	158,600	684,353
ASKUL Corp.(a)	24,788	780,924
Autobacs Seven Co., Ltd.(a)	83,200	1,392,503
Avex Group Holdings, Inc.	40,900	718,629
Axell Corp.	41,400	578,209
Azbil Corp.	65,000	1,681,241
Bando Chemical Industries Ltd.	131,000	545,989
Bank of Nagoya Ltd. (The)(a)	173,000	677,212
Bank of Saga Ltd. (The)	352,764	899,460
Bank of the Ryukyus Ltd.	52,400	781,943
Belluna Co., Ltd.	143,600	782,750
Calsonic Kansei Corp.	132,000	939,582
Canon Electronics, Inc.	30,400	595,007
Capcom Co., Ltd.	32,400	627,797
Central Glass Co., Ltd.	220,000	922,323
Chiyoda Co., Ltd.	34,600	812,654
Citizen Holdings Co., Ltd.	168,000	1,172,492
Cleanup Corp.	78,800	574,426
Coca-Cola East Japan Co., Ltd.	48,400	895,893
Coca-Cola West Co., Ltd.	56,800	1,025,849
COMSYS Holdings Corp.	76,800	1,143,543
CONEXIO Corp.	35,800	388,529
Dai-Dan Co., Ltd.	10,258	70,418
Daido Steel Co., Ltd.	175,000	729,375
Daifuku Co., Ltd.	58,300	898,096
Daiichikosho Co., Ltd.	35,100	1,236,309
Daiken Corp.	92,000	232,321
Daikyo, Inc.	652,000	1,049,679
Daio Paper Corp.(a)	48,000	482,491
Daishi Bank Ltd. (The)	318,000	1,343,570
Daiwabo Holdings Co., Ltd.	449,000	891,652
DCM Holdings Co., Ltd.	148,400	1,454,105
Denki Kagaku Kogyo K.K.	426,000	1,893,875
Doshisha Co., Ltd.	35,700	633,098
Doutor Nichires Holdings Co., Ltd.(a)	37,300	654,156
Dynam Japan Holdings Co., Ltd.	1,319,051	1,929,435
Earth Chemical Co., Ltd.	25,900	983,169
Ebara Corp.	298,000	1,444,155
EDION Corp.(a)	107,300	760,259
Eighteenth Bank Ltd. (The)	302,000	925,510
Exedy Corp.	27,100	677,694
Fancl Corp.	49,400	687,922
Fields Corp.	36,400	585,720
Foster Electric Co., Ltd.	33,185	746,605
France Bed Holdings Co., Ltd.	570,000	880,399
Fuji Corp., Ltd.	101,900	577,932
Fuji Oil Co., Ltd.	41,400	726,061
Fujikura Ltd.	141,000	789,319
Fujimi, Inc.	49,441	744,251
Fujitec Co., Ltd.	44,400	553,345
Fujitsu General Ltd.(a)	41,000	525,714
Fukuyama Transporting Co., Ltd.(a)	117,000	649,230
Funai Soken Holdings, Inc.	82,300	962,459
Furukawa Co., Ltd.	353,000	628,889
Fuso Pharmaceutical Industries Ltd.	271,000	646,688
Geo Holdings Corp.(a)	111,200	1,369,496
Glory Ltd.	22,100	654,701
GMO Internet, Inc.	72,024	966,481
Goldcrest Co., Ltd.	30,400	600,472
GS Yuasa Corp.	260,000	1,022,024
Gulliver International Co., Ltd.(a)	63,340	589,582
Gunze Ltd.	268,000	733,707
H-One Co., Ltd.	95,200	575,720
H2O Retailing Corp.	38,900	810,648
Hakuto Co., Ltd.	71,094	871,499
Hanwa Co., Ltd.	225,000	1,057,288
Heiwa Corp.(a)	93,300	1,858,909
Heiwado Co., Ltd.	67,300	1,671,981
Higashi-Nippon Bank Ltd. (The)	345,000	1,249,009
Hiramatsu, Inc.	82,800	558,248
Hitachi Koki Co., Ltd.	70,600	589,079
Hitachi Kokusai Electric, Inc.	65,000	989,090
Hitachi Maxell Ltd.	53,400	862,761
Hitachi Transport System Ltd.	40,400	671,215
Hitachi Zosen Corp.	96,700	551,601
Hokkoku Bank Ltd. (The)	163,000	598,104
Hokuetsu Bank Ltd. (The)	286,000	596,004
Hokuetsu Kishu Paper Co., Ltd.(a)	186,500	1,030,311
Hokuto Corp.	32,400	664,337
Horiba Ltd.(a)	23,600	960,471
Hosokawa Micron Corp.	126,000	613,705
Hyakujushi Bank Ltd. (The)	163,000	583,451
Idec Corp.	66,000	594,925
Iino Kaiun Kaisha Ltd.	39,505	188,542
Inaba Denki Sangyo Co., Ltd.	32,000	1,114,044
Inabata & Co., Ltd.	77,100	843,680
IT Holdings Corp.	46,100	981,035
Ito En Ltd.(a)	40,700	854,146
Itochu Enex Co., Ltd.	156,800	1,506,941
Itoham Foods, Inc.(a)	110,000	593,307
IwaiCosmo Holdings, Inc.	42,300	540,655
Iwatani Corp.(a)	114,000	722,952
J-Oil Mills, Inc.	262,000	899,277
Japan Aviation Electronics Industry Ltd.	26,000	707,555
Japan Steel Works Ltd. (The)	124,000	512,761
Japan Vilene Co., Ltd.	117,000	766,837
Jimoto Holdings, Inc.	314,600	557,906
Jowa Holdings Co., Ltd.(a)	23,500	1,088,914
Juroku Bank Ltd. (The)	252,000	1,031,766
K’s Holdings Corp.(a)	34,900	1,257,786
kabu.com Securities Co., Ltd.	466,800	1,564,075
Kaga Electronics Co., Ltd.(a)	51,200	664,870
Kagoshima Bank Ltd. (The)	110,000	795,571
Kamigumi Co., Ltd.	95,000	892,821
Kandenko Co., Ltd.	143,000	892,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
Kaneka Corp.(a)	144,000	$1,053,242
Kanematsu Corp.	340,000	594,614
Kansai Urban Banking Corp.	65,100	790,574
Kato Sangyo Co., Ltd.	36,400	852,848
Kawasaki Kisen Kaisha Ltd.(a)	773,000	1,825,661
Keiyo Bank Ltd. (The)	122,000	642,079
Kiyo Bank Ltd. (The)	72,691	1,110,281
Koatsu Gas Kogyo Co., Ltd.	123,000	636,285
Kohnan Shoji Co., Ltd.	55,800	725,060
Kokuyo Co., Ltd.	100,100	862,219
Konaka Co., Ltd.	82,100	486,434
Kurabo Industries Ltd.	373,000	798,643
KYB Co., Ltd.	277,000	959,817
Kyokuto Kaihatsu Kogyo Co., Ltd.	58,800	639,585
Kyokuto Securities Co., Ltd.	44,800	649,859
KYORIN Holdings, Inc.	45,300	924,399
Kyosan Electric Manufacturing Co., Ltd.	221,000	679,083
Kyoto Kimono Yuzen Co., Ltd.	65,000	548,196
Kyowa Exeo Corp.	85,100	991,726
Lintec Corp.	51,430	1,175,579
Lion Corp.(a)	196,000	1,571,332
Maeda Road Construction Co., Ltd.	42,000	773,653
Makino Milling Machine Co., Ltd.	61,000	615,658
Mandom Corp.	21,030	936,653
Maruha Nichiro Corp.	37,400	604,867
Marusan Securities Co., Ltd.	143,600	1,545,550
Matsui Securities Co., Ltd.	304,200	2,672,455
Matsumotokiyoshi Holdings Co., Ltd.	34,800	1,606,832
Max Co., Ltd.	46,547	498,317
MegaChips Corp.	41,400	514,603
Megmilk Snow Brand Co., Ltd.	54,800	703,110
Meidensha Corp.	185,000	695,460
Meitec Corp.	39,500	1,471,990
Mie Bank Ltd. (The)	312,056	737,010
Minato Bank Ltd. (The)	421,787	1,082,345
Ministop Co., Ltd.	36,400	630,935
Mirait Holdings Corp.	57,800	674,526
Misawa Homes Co., Ltd.	68,800	598,799
Mitsubishi Shokuhin Co., Ltd.	30,400	681,214
Mitsui Engineering & Shipbuilding Co., Ltd.	312,000	540,547
Mitsui Home Co., Ltd.	118,775	549,394
Mitsui Mining & Smelting Co., Ltd.	348,000	941,348
Mitsui-Soko Holdings Co., Ltd.	227,000	719,781
Miura Co., Ltd.	73,200	848,860
Miyazaki Bank Ltd. (The)	207,000	774,780
Monex Group, Inc.	194,138	534,667
Morinaga Milk Industry Co., Ltd.	210,000	770,563
Musashino Bank Ltd. (The)	27,400	1,082,654
NAC Co., Ltd.	54,150	454,477
Nachi-Fujikoshi Corp.	101,000	595,938
Nagaileben Co., Ltd.	30,400	584,324
Nagase & Co., Ltd.	81,900	1,131,132
Nankai Electric Railway Co., Ltd.	155,000	696,686
NDS Co., Ltd.	255,970	681,945
NEC Networks & System Integration Corp.	36,300	793,251
NET One Systems Co., Ltd.	77,700	545,453
Nichias Corp.	131,000	812,561
Nichiha Corp.	55,200	848,537
Nichirei Corp.	236,000	1,629,714
Nifco, Inc.(a)	37,500	1,627,304
Nihon House Holdings Co., Ltd.	133,600	626,702
Nihon Kohden Corp.	43,000	1,064,765
Nihon Parkerizing Co., Ltd.	57,900	588,156
Nihon Unisys Ltd.	63,600	653,854
Nippo Corp.	39,000	668,672
Nippon Coke & Engineering Co., Ltd.	657,500	634,046
Nippon Denko Co., Ltd.	242,800	565,505
Nippon Flour Mills Co., Ltd.	212,194	1,284,973
Nippon Kayaku Co., Ltd.	102,000	1,100,315
Nippon Konpo Unyu Soko Co., Ltd.	50,800	886,763
Nippon Light Metal Holdings Co., Ltd.	425,800	734,228
Nippon Paper Industries Co., Ltd.(a)	78,200	1,371,448
Nippon Road Co., Ltd. (The)	164,000	818,894
Nippon Shinyaku Co., Ltd.	20,000	612,920
Nippon Soda Co., Ltd.	95,000	611,000
Nippon Steel & Sumikin Bussan Corp.	261,736	956,123
Nippon Valqua Industries Ltd.	276,000	746,586
Nipro Corp.	173,691	1,778,571
Nishi-Nippon City Bank Ltd. (The)	571,000	1,647,228
Nishi-Nippon Railroad Co., Ltd.	228,000	1,047,162
Nishimatsu Construction Co., Ltd.	183,000	686,446
Nisshin Steel Co., Ltd.	81,800	1,015,439
Nisshinbo Holdings, Inc.	66,000	738,397
Nissin Kogyo Co., Ltd.	50,500	834,066
Nitta Corp.	20,400	565,995
Nitto Kogyo Corp.	33,100	745,504
Noevir Holdings Co., Ltd.	27,400	590,478
NOF Corp.	81,000	650,701
Noritake Co., Ltd.	245,000	570,629
North Pacific Bank Ltd.	126,000	563,249
NS Solutions Corp.	36,400	1,204,756
NSD Co., Ltd.	72,800	963,210
Ohsho Food Service Corp.	20,400	703,535
Oiles Corp.	31,400	596,360
Oita Bank Ltd. (The)(a)	138,000	588,698
Okabe Co., Ltd.	71,800	563,298
Okamura Corp.	50,900	443,839
Oki Electric Industry Co., Ltd.	514,000	1,079,541
OKUMA Corp.	58,000	655,531
Okumura Corp.(a)	163,000	832,550
Okuwa Co., Ltd.	69,000	583,623
Onoken Co., Ltd.	59,800	595,239
Onward Holdings Co., Ltd.	169,000	1,165,660
OSG Corp.(a)	53,400	1,145,112
Pal Co., Ltd.	20,600	676,762
Paltac Corp.	73,076	1,294,723
PanaHome Corp.	83,000	590,798
Paramount Bed Holdings Co., Ltd.	12,200	360,422
Park24 Co., Ltd.	96,200	1,648,604
Pasco Corp.	17,062	47,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
Plenus Co., Ltd.	33,000	$594,655
Relo Holdings, Inc.	10,199	1,008,523
Rengo Co., Ltd.(a)	213,000	882,532
Ricoh Leasing Co., Ltd.	19,400	595,325
Riken Corp.	51,610	199,076
Riso Kagaku Corp.	44,100	835,040
Rohto Pharmaceutical Co., Ltd.	42,400	700,632
Ryobi Ltd.	193,000	753,925
Ryoden Trading Co., Ltd.	85,000	679,361
Ryosan Co., Ltd.	28,986	762,758
Saibu Gas Co., Ltd.	362,000	863,842
Saizeriya Co., Ltd.(a)	41,100	912,587
San-Ai Oil Co., Ltd.	80,000	519,103
San-In Godo Bank Ltd. (The)	118,000	1,138,871
Sanden Holdings Corp.	111,000	517,060
Sangetsu Co., Ltd.	50,400	768,985
Sankyu, Inc.	247,000	1,350,411
Sanoh Industrial Co., Ltd.	100,200	679,655
Sanrio Co., Ltd.(a)	59,600	1,619,499
Sanwa Holdings Corp.	192,000	1,617,717
Sanyo Chemical Industries Ltd.	90,000	632,534
Sapporo Holdings Ltd.	177,000	658,154
Sato Holdings Corp.	31,600	893,523
Sawai Pharmaceutical Co., Ltd.	17,000	990,561
Seika Corp.	216,000	577,224
Seiko Holdings Corp.(a)	103,000	521,881
Seino Holdings Co., Ltd.	78,400	879,049
Sekisui Jushi Corp.	46,400	604,055
Senko Co., Ltd.(a)	167,000	1,057,696
Senshu Ikeda Holdings, Inc.	222,400	1,008,720
Senshukai Co., Ltd.	101,200	709,595
Shikoku Bank Ltd. (The)	253,000	576,856
Shimachu Co., Ltd.	32,400	934,679
Shinko Electric Industries Co., Ltd.	101,400	731,714
Shinsho Corp.	196,680	451,658
Ship Healthcare Holdings, Inc.	42,400	876,656
Showa Corp.	85,800	854,740
Showa Denko K.K.(a)	788,000	1,043,239
SKY Perfect JSAT Holdings, Inc.	150,500	808,062
Sotetsu Holdings, Inc.	376,000	1,960,430
Space Co., Ltd.	57,800	580,999
St. Marc Holdings Co., Ltd.	18,700	615,871
Star Micronics Co., Ltd.(a)	60,300	1,028,941
Starts Corp., Inc.	38,400	599,073
Starzen Co., Ltd.	211,000	662,150
Sumitomo Bakelite Co., Ltd.	259,000	1,174,723
Sumitomo Forestry Co., Ltd.	77,900	961,296
Sumitomo Osaka Cement Co., Ltd.	302,000	1,118,016
Sumitomo Real Estate Sales Co., Ltd.	33,400	843,427
Sumitomo Riko Co., Ltd.	75,800	605,211
Sumitomo Warehouse Co., Ltd. (The)	174,295	974,280
T-Gaia Corp.	46,100	730,502
Tadano Ltd.	48,000	717,852
Taiyo Holdings Co., Ltd.	37,259	1,558,992
Takasago Thermal Engineering Co., Ltd.(a)	99,200	1,204,684
Takiron Co., Ltd.	122,000	542,377
Toagosei Co., Ltd.(a)	101,500	846,905
Tochigi Bank Ltd. (The)	115,000	655,988
Toda Corp.	148,000	679,737
Toei Co., Ltd.	67,000	478,004
Toho Bank Ltd. (The)	286,000	1,278,486
Toho Holdings Co., Ltd.(a)	41,100	946,847
TOKAI Holdings Corp.	159,600	649,539
Tokai Rika Co., Ltd.	78,487	1,962,736
Tokyo Seimitsu Co., Ltd.	27,700	607,809
Tokyo TY Financial Group, Inc.	18,700	635,737
Tokyotokeiba Co., Ltd.	240,000	568,790
TOMONY Holdings, Inc.	150,190	687,340
Toppan Forms Co., Ltd.	105,000	1,447,595
Toshiba Machine Co., Ltd.	129,000	591,419
Toshiba TEC Corp.	204,000	1,105,316
Toyo Ink SC Holdings Co., Ltd.	148,000	593,863
Toyo Securities Co., Ltd.	170,000	530,707
Toyobo Co., Ltd.	806,694	1,285,542
Transcosmos, Inc.	24,400	650,055
TS Tech Co., Ltd.	31,100	832,366
Tsubakimoto Chain Co.	71,000	694,537
Tsugami Corp.(a)	108,247	596,236
Tsumura & Co.	57,800	1,244,189
UACJ Corp.(a)	297,540	753,789
Ube Industries Ltd.	656,000	1,238,393
Union Tool Co.	14,000	450,210
Unipres Corp.	24,300	508,976
United Arrows Ltd.(a)	27,000	846,198
Universal Entertainment Corp.(a)	41,000	927,120
UNY Group Holdings Co., Ltd.(a)	181,600	1,162,038
Ushio, Inc.	65,800	857,150
Valor Co., Ltd.(a)	48,700	1,219,838
Vital KSK Holdings, Inc.	88,800	644,420
Wacoal Holdings Corp.	80,000	935,562
Wacom Co., Ltd.(a)	222,700	809,884
Wakita & Co., Ltd.	59,800	609,900
Yamazen Corp.	86,400	788,696
Yuasa Trading Co., Ltd.	35,800	857,222
Yumeshin Holdings Co., Ltd.	114,200	727,953
Zenrin Co., Ltd.(a)	42,700	559,028
Zeon Corp.	75,000	692,600

Total Japan		281,803,951

Netherlands - 1.3%
Accell Group	43,384	804,835
Amsterdam Commodities N.V.	40,583	1,026,213
Arcadis N.V.	67,148	1,845,718
BE Semiconductor Industries N.V.	79,970	2,224,446
Beter Bed Holding N.V.	23,968	600,866
BinckBank N.V.	111,079	1,058,184
Brunel International N.V.(a)	77,473	1,536,072
Kendrion N.V.	23,360	682,186
NSI N.V.	421,500	1,657,812
TKH Group N.V. CVA	38,775	1,623,356
USG People N.V.(a)	56,031	830,940

Total Netherlands		13,890,628

New Zealand - 4.1%
Air New Zealand Ltd.	2,273,442	3,920,698
Ebos Group Ltd.	244,538	1,695,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	698,749	$3,237,062
Fonterra Co-operative Group Ltd.	208,424	676,594
Freightways Ltd.	226,884	889,961
Genesis Energy Ltd.	3,673,768	4,323,150
Hallenstein Glasson Holdings Ltd.	198,605	449,960
Heartland New Zealand Ltd.	1,116,398	883,373
Infratil Ltd.(a)	1,003,671	2,141,559
Kathmandu Holdings Ltd.(a)	1,086,220	1,285,568
Kiwi Property Group Ltd.	2,235,732	1,942,953
Mainfreight Ltd.	71,544	761,099
Meridian Energy Ltd.	2,871,320	4,194,447
Nuplex Industries Ltd.	351,912	999,592
Restaurant Brands New Zealand Ltd.	272,516	792,501
Skellerup Holdings Ltd.	957,371	841,711
Sky Network Television Ltd.(a)	804,742	3,270,924
SKYCITY Entertainment Group Ltd.	990,809	2,814,353
Steel & Tube Holdings Ltd.	49,039	91,204
Tower Ltd.	496,032	738,026
Trade Me Group Ltd.	898,340	2,059,585
TrustPower Ltd.	681,096	3,509,964
Z Energy Ltd.	866,481	3,428,106

Total New Zealand		44,947,545

Norway - 3.5%
ABG Sundal Collier Holding ASA	1,538,875	1,306,601
Aker ASA Class A	161,196	3,462,615
Aker Solutions ASA	338,072	1,890,711
American Shipping ASA*	1,945	10,012
Atea ASA	247,966	2,206,243
Austevoll Seafood ASA	351,879	1,838,224
Borregaard ASA	121,238	855,254
Entra ASA(b)	234,616	2,176,926
Kongsberg Gruppen ASA	114,984	2,141,107
Kvaerner ASA	2,765,809	1,733,135
Leroy Seafood Group ASA	82,735	2,692,108
Ocean Yield ASA	359,612	2,811,076
Protector Forsikring ASA	123,738	1,065,554
Salmar ASA	327,584	4,788,327
Selvaag Bolig ASA	220,489	717,447
SpareBank 1 Nord Norge	216,179	1,134,820
SpareBank 1 SMN(a)	149,433	1,244,088
Tomra Systems ASA	138,276	1,261,049
Veidekke ASA	182,649	2,031,368
Wilh. Wilhelmsen ASA	344,769	2,068,395
XXL ASA(b)	93,400	1,026,895

Total Norway		38,461,955

Portugal - 0.6%
Altri, SGPS, S.A.	149,872	545,548
CTT-Correios de Portugal S.A.	220,211	2,270,553
REN - Redes Energeticas Nacionais, SGPS, S.A.	736,168	2,059,618
Semapa-Sociedade de Investimento e Gestao	108,008	1,457,348

Total Portugal		6,333,067

Singapore - 3.8%
Accordia Golf Trust	3,623,400	1,856,774
Asian Pay Television Trust	5,600,600	3,535,470
China Aviation Oil Singapore Corp., Ltd.	484,400	287,798
Chip Eng Seng Corp., Ltd.	2,216,178	1,259,099
Cosco Corp. Singapore Ltd.	1,611,000	574,289
CWT Ltd.(a)	635,076	952,732
Dyna-Mac Holdings Ltd.	4,943,500	936,200
First Resources Ltd.	991,200	1,501,707
GMG Global Ltd.	166,441	63,659
GuocoLand Ltd.	584,400	1,037,294
Ho Bee Land Ltd.	482,800	756,560
Hong Leong Asia Ltd.	452,500	415,030
Hotel Properties Ltd.	11,300	32,729
Hyflux Ltd.(a)	1,395,000	890,977
Keppel Infrastructure Trust	3,677,200	1,488,358
Lian Beng Group Ltd.	2,354,400	952,951
Low Keng Huat Singapore Ltd.	1,787,000	929,001
M1 Ltd.	1,480,400	3,562,195
OSIM International Ltd.(a)	978,900	1,203,178
Oxley Holdings Ltd.	1,447,200	472,906
Pacc Offshore Services Holdings Ltd.	3,499,107	1,130,421
Pacific Radiance Ltd.(a)	2,438,942	950,943
Pan-United Corp., Ltd.	2,300	1,238
Petra Foods Ltd.	440,603	1,145,273
QAF Ltd.	706,100	610,922
Raffles Education Corp., Ltd.	1,896,200	429,514
Raffles Medical Group Ltd.(a)	371,000	1,267,434
Religare Health Trust	1,776,032	1,345,379
Rotary Engineering Ltd.	1,472,600	508,547
Sheng Siong Group Ltd.	1,570,600	968,138
SMRT Corp., Ltd.	933,700	1,067,878
Swissco Holdings Ltd.	2,189,400	666,657
UMS Holdings Ltd.	2,167,167	853,025
United Engineers Ltd.	811,389	1,482,374
UOB-Kay Hian Holdings Ltd.	495,900	552,432
Venture Corp., Ltd.	489,844	2,808,463
Wee Hur Holdings Ltd.	2,625,299	623,911
Wing Tai Holdings Ltd.(a)	688,800	974,500
Yanlord Land Group Ltd.	1,067,000	895,440

Total Singapore		40,991,396

Spain - 0.8%
Cie Automotive S.A.(a)	90,883	1,471,334
Duro Felguera S.A.	457,732	1,861,518
Ence Energia y Celulosa S.A.	261,820	894,121
Faes Farma S.A.*	5,657	14,623
Faes Farma S.A.	5,678	14,646
Indra Sistemas S.A.	189,256	1,945,056
Miquel y Costas & Miquel S.A.	8,708	304,948
Obrascon Huarte Lain S.A.	84,917	1,444,291
Papeles y Cartones de Europa S.A.	113,302	644,461
Pescanova S.A.*†	7,082	0

Total Spain		8,594,998

Sweden - 5.2%
Acando AB	518,584	815,610
AF AB Class B(a)	91,388	1,241,820
Atrium Ljungberg AB Class B	114,203	1,493,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
Avanza Bank Holding AB	19,216	$698,237
Betsson AB*	83,659	1,207,876
Bilia AB Class A	98,465	1,753,324
Castellum AB	233,504	3,278,483
Clas Ohlson AB Class B	91,259	1,600,263
Com Hem Holding AB	71,496	662,184
Duni AB	88,000	1,190,479
Elekta AB Class B	464,380	2,910,245
Fabege AB	229,484	3,128,007
Haldex AB	42,776	564,504
HIQ International AB*	134,416	703,062
Holmen AB Class B	60,022	1,749,843
Indutrade AB	33,445	1,537,724
Intrum Justitia AB	70,284	2,126,096
JM AB	90,104	2,454,173
KappAhl AB	150,884	529,162
KNOW IT AB	108,308	691,814
Kungsleden AB	163,621	1,109,211
Lifco AB Class B	32,464	663,169
Lindab International AB	70,488	595,931
Loomis AB Class B	73,294	2,054,617
Mekonomen AB(a)	53,669	1,309,789
Modern Times Group MTG AB Class B	99,712	2,672,606
NCC AB Class B	125,804	3,837,420
NetEnt AB*	20,124	780,949
Nobia AB	104,294	1,094,789
Nolato AB Class B	42,559	971,971
Nordnet AB Class B	183,344	733,597
Peab AB	335,799	2,478,781
Platzer Fastigheter Holding AB Class B	81,485	335,859
Proffice AB Class B	240,889	574,824
Ratos AB Class B(a)	320,396	2,065,825
Scandi Standard AB	89,396	544,079
Semcon AB	43,766	265,049
SkiStar AB	57,744	664,604
Sweco AB Class B(a)	91,694	1,201,774
Wihlborgs Fastigheter AB	101,836	1,656,868

Total Sweden		55,947,963

Switzerland - 1.5%
Allreal Holding AG Registered Shares*	20,932	2,889,335
Ascom Holding AG Registered Shares	43,234	761,007
BKW AG	54,332	2,028,984
Cembra Money Bank AG*	48,082	2,932,614
Daetwyler Holding AG	8,546	1,015,955
EFG International AG*	84,544	1,198,660
Gategroup Holding AG*	20,354	642,494
Implenia AG Registered Shares	20,715	1,158,160
Kudelski S.A. Bearer Shares	49,714	704,842
Mobilezone Holding AG Registered Shares	43,838	802,129
Swissquote Group Holding S.A. Registered Shares	20,174	604,432
Tecan Group AG Registered Shares	6,145	736,440
Temenos Group AG Registered Shares*	27,050	895,830

Total Switzerland		16,370,882

United Kingdom - 17.5%
A.G.BARR PLC	70,875	685,511
Abcam PLC	106,859	870,536
Acacia Mining PLC	221,661	1,052,443
Al Noor Hospitals Group PLC	54,306	807,097
Alent PLC	187,366	1,089,987
Assura PLC	784,348	675,366
AVEVA Group PLC(a)	24,003	682,511
Bank of Georgia Holdings PLC	47,735	1,463,921
BBA Aviation PLC	523,640	2,484,587
Big Yellow Group PLC	156,444	1,568,502
Bloomsbury Publishing PLC	81,488	211,458
Bodycote PLC	302,921	3,210,963
Bovis Homes Group PLC	141,533	2,477,416
Brammer PLC	172,343	836,848
Brewin Dolphin Holdings PLC(a)	232,570	1,067,662
Card Factory PLC	180,716	918,005
Carillion PLC	826,820	4,445,863
Central Asia Metals PLC	309,248	851,120
Chesnara PLC	242,574	1,239,863
Chime Communications PLC	10,180	41,626
Cineworld Group PLC	230,507	1,670,848
Communisis PLC	171,438	125,374
Computacenter PLC	116,622	1,423,273
Concentric AB	41,884	495,945
Connect Group PLC	448,276	999,343
Costain Group PLC	182,522	941,532
Countrywide PLC	197,523	1,764,461
Cranswick PLC	50,963	1,279,187
Crest Nicholson Holdings PLC	241,457	2,132,237
Dairy Crest Group PLC(a)	232,913	1,950,560
Darty PLC	787,190	878,990
De La Rue PLC	254,285	2,099,549
Debenhams PLC	1,829,773	2,568,334
Dechra Pharmaceuticals PLC	78,809	1,218,359
Development Securities PLC	137,897	601,816
Devro PLC	204,965	975,910
Diploma PLC	98,622	1,253,231
Domino’s Pizza Group PLC	175,399	2,143,355
Drax Group PLC	481,368	2,636,040
E2V Technologies PLC	318,909	1,258,886
Electrocomponents PLC	790,134	2,631,920
Elementis PLC	270,539	1,091,773
EMIS Group PLC	62,604	907,777
esure Group PLC	575,124	2,297,424
Fenner PLC	476,931	1,554,519
Ferrexpo PLC	1,296,325	1,355,756
Fidessa Group PLC	48,071	1,719,929
Foxtons Group PLC	198,902	741,055
Galliford Try PLC	96,911	2,647,396
GAME Digital PLC	161,196	659,134
Genus PLC	42,931	963,476
Go-Ahead Group PLC	71,842	2,976,050
Greggs PLC	107,548	2,000,935
Halfords Group PLC	266,396	2,212,115
Hargreaves Services PLC	132,476	711,498
Helical Bar PLC	167,345	1,061,946
HellermannTyton Group PLC	103,048	557,175
Hill & Smith Holdings PLC	127,965	1,363,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

Investments	Shares	Value
Hilton Food Group PLC	94,744	$694,358
Home Retail Group PLC	687,872	1,828,270
Homeserve PLC	415,733	2,814,056
Hunting PLC	197,040	1,890,298
Infinis Energy PLC	440,108	1,342,787
Interserve PLC	181,263	1,882,903
ITE Group PLC(a)	419,249	1,127,494
J D Wetherspoon PLC	74,999	929,454
James Fisher & Sons PLC	31,082	661,871
James Halstead PLC	200,862	1,269,901
John Menzies PLC	101,333	780,497
Johnson Service Group PLC	435,237	583,534
Just Retirement Group PLC	292,160	796,739
Kcom Group PLC	1,033,955	1,520,405
Keller Group PLC	56,044	901,677
Kier Group PLC	122,347	2,738,068
Ladbrokes PLC(a)	2,628,994	5,366,737
Laird PLC	477,433	2,760,909
Lookers PLC	370,290	923,033
LSL Property Services PLC	135,004	828,051
Marshalls PLC	232,678	1,141,710
Marston’s PLC	1,051,992	2,660,385
McColl’s Retail Group PLC	251,604	699,396
Mears Group PLC	95,868	634,372
Mitie Group PLC(a)	413,776	2,049,849
Moneysupermarket.com Group PLC	771,620	3,533,791
Morgan Advanced Materials PLC	262,106	1,345,467
Morgan Sindall Group PLC	66,645	864,704
N Brown Group PLC(a)	433,717	2,334,170
National Express Group PLC	693,133	3,350,938
NCC Group PLC	226,939	770,027
NMC Health PLC	89,060	1,113,514
Northgate PLC	68,778	621,961
Nostrum Oil & Gas PLC	172,108	1,603,745
Novae Group PLC	122,565	1,368,582
Numis Corp. PLC	194,064	751,566
Pace PLC	121,521	711,525
Pan African Resources PLC	6,085,567	909,224
PayPoint PLC	92,532	1,442,154
Pendragon PLC	1,194,954	714,136
Photo-Me International PLC	321,151	713,417
Polar Capital Holdings PLC	208,842	1,491,144
Premier Farnell PLC	749,627	2,038,385
PZ Cussons PLC	306,924	1,746,407
QinetiQ Group PLC	435,966	1,537,899
Rank Group PLC	382,936	1,326,743
Redde PLC	523,944	1,126,830
Redrow PLC	96,072	669,189
Restaurant Group PLC (The)	167,246	1,830,674
Ricardo PLC	58,882	798,244
RPC Group PLC	269,671	2,828,825
RPS Group PLC	319,304	1,131,137
RWS Holdings PLC	338,372	638,589
Safestore Holdings PLC	166,760	741,550
Savills PLC	108,518	1,614,503
Schroders PLC Non-Voting Shares	61,267	2,346,235
Senior PLC	229,034	1,033,779
Shanks Group PLC	397,525	636,129
SIG PLC	433,115	1,365,726
Soco International PLC	720,536	1,994,410
Spirent Communications PLC	644,588	919,973
St. Modwen Properties PLC	100,275	714,235
SThree PLC	155,962	918,579
Synthomer PLC(a)	278,482	1,364,711
Ted Baker PLC	22,388	1,026,712
Telecom Plus PLC(a)	151,456	2,358,130
TT electronics PLC	279,972	639,553
Tullett Prebon PLC	356,545	2,057,349
Tyman PLC	154,828	781,629
UK Mail Group PLC	13,578	111,682
Ultra Electronics Holdings PLC	39,132	1,090,540
Unite Group PLC (The)	96,017	862,999
UTV Media PLC	108,152	237,702
Vesuvius PLC	367,745	2,457,999
WS Atkins PLC	91,479	2,181,055
Xchanging PLC	332,204	626,949
Zoopla Property Group PLC(b)	131,060	573,008

Total United Kingdom		189,346,744

TOTAL COMMON STOCKS (Cost: $1,004,471,434)		1,076,023,515

WARRANTS - 0.0%

Hong Kong - 0.0%
Mirror Hotel, expiring 9/1/15* (Cost: $0)	44,400	2,291

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(c)	11,427	653,053
WisdomTree Japan SmallCap Dividend Fund(c)	9,511	537,847

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,192,119)		1,190,900

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(d) (Cost: $68,787,284)(e)	68,787,284	68,787,284

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $1,074,450,837)		1,146,003,990
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.0)%		(64,549,546)

NET ASSETS - 100.0%		$1,081,454,444

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $13,730, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2015

(d)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(e)

At June 30, 2015, the total market value of the Fund’s securities on loan was $67,345,913 and the total market value of the collateral held by the Fund was $71,130,895. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,343,611. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Dividend Growth Fund (JDG)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Air Freight & Logistics - 0.1%
Yamato Holdings Co., Ltd.	163	$3,156

Auto Components - 6.4%
Aisin Seiki Co., Ltd.	300	12,773
Bridgestone Corp.	1,210	44,770
Denso Corp.	934	46,530
Exedy Corp.	72	1,801
Koito Manufacturing Co., Ltd.	81	3,161
NGK Spark Plug Co., Ltd.	135	3,746
NHK Spring Co., Ltd.	200	2,205
Nifco, Inc.	51	2,213
NOK Corp.	135	4,192
Stanley Electric Co., Ltd.	132	2,753
Sumitomo Electric Industries Ltd.	744	11,534
Sumitomo Rubber Industries Ltd.	429	6,651
Toyo Tire & Rubber Co., Ltd.	185	3,913
Toyoda Gosei Co., Ltd.	116	2,799
Toyota Boshoku Corp.	125	2,108
TS Tech Co., Ltd.	53	1,419
Yokohama Rubber Co., Ltd. (The)	209	4,198

Total Auto Components		156,766

Automobiles - 13.1%
Fuji Heavy Industries Ltd.	690	25,420
Honda Motor Co., Ltd.	2,335	75,594
Isuzu Motors Ltd.	975	12,809
Mazda Motor Corp.	137	2,685
Nissan Motor Co., Ltd.	6,885	71,739
Suzuki Motor Corp.	221	7,468
Toyota Motor Corp.	1,731	116,041
Yamaha Motor Co., Ltd.	334	7,307

Total Automobiles		319,063

Banks - 0.1%
Suruga Bank Ltd.	152	3,263

Beverages - 1.1%
Asahi Group Holdings Ltd.	378	12,024
Coca-Cola East Japan Co., Ltd.	127	2,351
Ito En Ltd.	100	2,099
Suntory Beverage & Food Ltd.	261	10,398

Total Beverages		26,872

Building Products - 0.7%
Daikin Industries Ltd.	205	14,758
Sanwa Holdings Corp.	288	2,426

Total Building Products		17,184

Chemicals - 4.8%
Air Water, Inc.	190	3,480
Asahi Kasei Corp.	1,659	13,632
Daicel Corp.	268	3,443
DIC Corp.	1,377	3,444
Hitachi Chemical Co., Ltd.	224	4,042
JSR Corp.	248	4,386
Kansai Paint Co., Ltd.	156	2,418
Kuraray Co., Ltd.	316	3,866
Mitsubishi Chemical Holdings Corp.	1,171	7,374
Mitsubishi Gas Chemical Co., Inc.	853	4,782
Nihon Parkerizing Co., Ltd.	169	1,717
Nippon Paint Holdings Co., Ltd.	70	1,976
Nippon Shokubai Co., Ltd.	205	2,808
Nitto Denko Corp.	141	11,592
NOF Corp.	249	2,000
Shin-Etsu Chemical Co., Ltd.	340	21,114
Sumitomo Chemical Co., Ltd.	1,681	10,111
Taiyo Holdings Co., Ltd.	42	1,757
Toray Industries, Inc.	921	7,794
Tosoh Corp.	532	3,309
Zeon Corp.	219	2,022

Total Chemicals		117,067

Commercial Services & Supplies - 0.9%
Aeon Delight Co., Ltd.	100	3,065
Park24 Co., Ltd.	255	4,370
Secom Co., Ltd.	237	15,388

Total Commercial Services & Supplies		22,823

Construction & Engineering - 0.7%
COMSYS Holdings Corp.	158	2,353
Hazama Ando Corp.	100	542
JGC Corp.	148	2,796
Kajima Corp.	759	3,567
Kyowa Exeo Corp.	188	2,191
Maeda Road Construction Co., Ltd.	120	2,210
Nippo Corp.	105	1,800
SHO-BOND Holdings Co., Ltd.	40	1,670

Total Construction & Engineering		17,129

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	520	1,925
Taiheiyo Cement Corp.	1,143	3,344

Total Construction Materials		5,269

Containers & Packaging - 0.1%
Rengo Co., Ltd.	352	1,458

Electrical Equipment - 1.9%
Fuji Electric Co., Ltd.	454	1,955
GS Yuasa Corp.	543	2,135
Mitsubishi Electric Corp.	2,192	28,339
Nidec Corp.	151	11,310
Nitto Kogyo Corp.	100	2,252

Total Electrical Equipment		45,991

Electronic Equipment, Instruments & Components - 4.1%
Alps Electric Co., Ltd.	68	2,098
Azbil Corp.	116	3,000
Hirose Electric Co., Ltd.	37	5,301
Hitachi High-Technologies Corp.	129	3,632
Hitachi Ltd.	4,396	28,984
Horiba Ltd.	46	1,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Dividend Growth Fund (JDG)

June 30, 2015

Investments	Shares	Value
Keyence Corp.	15	$8,098
Murata Manufacturing Co., Ltd.	127	22,169
Oki Electric Industry Co., Ltd.	1,000	2,100
Omron Corp.	184	8,000
Shimadzu Corp.	188	2,555
TDK Corp.	87	6,662
Yaskawa Electric Corp.	200	2,563
Yokogawa Electric Corp.	154	1,981

Total Electronic Equipment, Instruments & Components		99,015

Food & Staples Retailing - 2.6%
FamilyMart Co., Ltd.	156	7,178
Lawson, Inc.	168	11,505
Matsumotokiyoshi Holdings Co., Ltd.	66	3,047
Seven & I Holdings Co., Ltd.	779	33,486
Sugi Holdings Co., Ltd.	42	2,145
Sundrug Co., Ltd.	60	3,575
Tsuruha Holdings, Inc.	33	2,570

Total Food & Staples Retailing		63,506

Food Products - 1.2%
Ajinomoto Co., Inc.	386	8,364
Calbee, Inc.	73	3,078
Ezaki Glico Co., Ltd.	37	1,838
Kikkoman Corp.	108	3,376
MEIJI Holdings Co., Ltd.	37	4,778
NH Foods Ltd.	239	5,457
Yakult Honsha Co., Ltd.	32	1,899

Total Food Products		28,790

Health Care Equipment & Supplies - 1.4%
Hoya Corp.	437	17,524
Nakanishi, Inc.	41	1,622
Nipro Corp.	374	3,830
Sysmex Corp.	87	5,190
Terumo Corp.	211	5,064

Total Health Care Equipment & Supplies		33,230

Health Care Technology - 0.1%
M3, Inc.	100	2,012

Hotels, Restaurants & Leisure - 0.4%
Oriental Land Co., Ltd.	100	6,386
Resorttrust, Inc.	100	2,434

Total Hotels, Restaurants & Leisure		8,820

Household Durables - 1.2%
Casio Computer Co., Ltd.	263	5,193
Haseko Corp.	162	1,912
Rinnai Corp.	31	2,445
Sekisui Chemical Co., Ltd.	345	4,237
Sekisui House Ltd.	1,056	16,776

Total Household Durables		30,563

Household Products - 0.5%
Lion Corp.	275	2,205
Pigeon Corp.	131	4,127
Unicharm Corp.	200	4,755

Total Household Products		11,087

Insurance - 2.7%
Sompo Japan Nipponkoa Holdings, Inc.	435	15,967
Sony Financial Holdings, Inc.	558	9,786
Tokio Marine Holdings, Inc.	947	39,423

Total Insurance		65,176

Internet Software & Services - 1.4%
DeNa Co., Ltd.	78	1,534
GMO Internet, Inc.	161	2,161
Kakaku.com, Inc.	148	2,143
Mixi, Inc.	79	3,925
Yahoo Japan Corp.	6,208	25,062

Total Internet Software & Services		34,825

IT Services - 1.2%
Itochu Techno-Solutions Corp.	148	3,689
NEC Networks & System Integration Corp.	100	2,185
Nihon Unisys Ltd.	100	1,028
Nomura Research Institute Ltd.	231	9,042
Obic Co., Ltd.	82	3,659
Otsuka Corp.	100	4,675
SCSK Corp.	126	3,846
Transcosmos, Inc.	81	2,158

Total IT Services		30,282

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	349	6,754
Heiwa Corp.	210	4,184
Shimano, Inc.	39	5,323
Universal Entertainment Corp.	100	2,261

Total Leisure Products		18,522

Machinery - 8.8%
Ebara Corp.	586	2,840
FANUC Corp.	361	73,991
Hino Motors Ltd.	918	11,358
Hitachi Construction Machinery Co., Ltd.	368	6,448
Hoshizaki Electric Co., Ltd.	40	2,354
IHI Corp.	1,000	4,658
JTEKT Corp.	331	6,270
Kawasaki Heavy Industries Ltd.	1,813	8,460
Komatsu Ltd.	1,390	27,910
Kubota Corp.	1,118	17,739
Kurita Water Industries Ltd.	139	3,242
Makita Corp.	154	8,357
Minebea Co., Ltd.	160	2,643
Miura Co., Ltd.	157	1,821
Nabtesco Corp.	127	3,186
NGK Insulators Ltd.	196	5,053
NSK Ltd.	513	7,928
OSG Corp.	100	2,144
SMC Corp.	23	6,929
Sumitomo Heavy Industries Ltd.	660	3,851
Tadano Ltd.	118	1,765
THK Co., Ltd.	158	3,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Dividend Growth Fund (JDG)

June 30, 2015

Investments	Shares	Value
Tsubakimoto Chain Co.	208	$2,035

Total Machinery		214,398

Marine - 0.4%
Kawasaki Kisen Kaisha Ltd.	1,758	4,152
Nippon Yusen K.K.	2,243	6,251

Total Marine		10,403

Media - 0.5%
CyberAgent, Inc.	48	2,279
Daiichikosho Co., Ltd.	100	3,522
Hakuhodo DY Holdings, Inc.	322	3,450
Toho Co., Ltd.	130	3,235

Total Media		12,486

Metals & Mining - 2.5%
Dowa Holdings Co., Ltd.	291	2,749
Hitachi Metals Ltd.	311	4,781
Mitsubishi Materials Corp.	1,715	6,587
Mitsui Mining & Smelting Co., Ltd.	1,000	2,705
Nippon Steel & Sumitomo Metal Corp.	9,675	25,096
Sumitomo Metal Mining Co., Ltd.	939	14,300
UACJ Corp.	1,000	2,533
Yamato Kogyo Co., Ltd.	100	2,337

Total Metals & Mining		61,088

Multiline Retail - 0.4%
Don Quijote Holdings Co., Ltd.	52	2,214
Isetan Mitsukoshi Holdings Ltd.	160	2,861
Izumi Co., Ltd.	48	2,028
Ryohin Keikaku Co., Ltd.	18	3,492

Total Multiline Retail		10,595

Personal Products - 1.0%
Kao Corp.	404	18,796
Kobayashi Pharmaceutical Co., Ltd.	41	2,788
Kose Corp.	42	3,453

Total Personal Products		25,037

Pharmaceuticals - 4.5%
Astellas Pharma, Inc.	2,362	33,693
Chugai Pharmaceutical Co., Ltd.	488	16,850
Eisai Co., Ltd.	366	24,574
Hisamitsu Pharmaceutical Co., Inc.	119	4,624
Kaken Pharmaceutical Co., Ltd.	98	3,424
KYORIN Holdings, Inc.	125	2,551
Mochida Pharmaceutical Co., Ltd.	38	2,152
Rohto Pharmaceutical Co., Ltd.	100	1,652
Santen Pharmaceutical Co., Ltd.	225	3,187
Sawai Pharmaceutical Co., Ltd.	43	2,506
Shionogi & Co., Ltd.	230	8,919
Sumitomo Dainippon Pharma Co., Ltd.	364	4,013
Tsumura & Co.	134	2,884

Total Pharmaceuticals		111,029

Professional Services - 0.1%
Meitec Corp.	44	1,640

Real Estate Management & Development - 1.8%
Daikyo, Inc.	1,000	1,610
Daito Trust Construction Co., Ltd.	93	9,637
Daiwa House Industry Co., Ltd.	863	20,121
Hulic Co., Ltd.	454	4,029
Relo Holdings, Inc.	20	1,978
Sumitomo Realty & Development Co., Ltd.	155	5,439
Tokyo Tatemono Co., Ltd.	140	1,945

Total Real Estate Management & Development		44,759

Road & Rail - 2.5%
Central Japan Railway Co.	60	10,839
East Japan Railway Co.	277	24,924
Hitachi Transport System Ltd.	145	2,409
Keisei Electric Railway Co., Ltd.	137	1,630
Nippon Express Co., Ltd.	1,137	5,594
Sankyu, Inc.	377	2,061
West Japan Railway Co.	217	13,894

Total Road & Rail		61,351

Semiconductors & Semiconductor Equipment - 0.2%
Disco Corp.	38	3,146
Shinko Electric Industries Co., Ltd.	290	2,093

Total Semiconductors & Semiconductor Equipment		5,239

Software - 0.8%
GungHo Online Entertainment, Inc.	474	1,844
Konami Corp.	107	1,990
Nexon Co., Ltd.	128	1,762
Oracle Corp.	82	3,431
Square Enix Holdings Co., Ltd.	93	2,059
Trend Micro, Inc.	256	8,766

Total Software		19,852

Specialty Retail - 1.9%
ABC-Mart, Inc.	73	4,468
AOKI Holdings, Inc.	152	2,169
Fast Retailing Co., Ltd.	41	18,616
Hikari Tsushin, Inc.	60	4,050
K’s Holdings Corp.	51	1,838
Sanrio Co., Ltd.	137	3,723
Shimamura Co., Ltd.	38	3,994
T-Gaia Corp.	157	2,488
United Arrows Ltd.	57	1,786
USS Co., Ltd.	120	2,167

Total Specialty Retail		45,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Dividend Growth Fund (JDG)

June 30, 2015

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 5.2%
Brother Industries Ltd.	214	$3,033
Canon, Inc.	3,000	97,638
FUJIFILM Holdings Corp.	436	15,583
Konica Minolta, Inc.	386	4,508
NEC Corp.	1,758	5,330

Total Technology Hardware, Storage & Peripherals		126,092

Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.	100	2,587

Tobacco - 4.2%
Japan Tobacco, Inc.	2,900	103,342

Trading Companies & Distributors - 7.5%
ITOCHU Corp.	2,931	38,732
Marubeni Corp.	3,979	22,837
MISUMI Group, Inc.	300	4,261
Mitsubishi Corp.	2,577	56,693
Mitsui & Co., Ltd.	4,264	57,933
Nippon Steel & Sumikin Bussan Corp.	1,000	3,653

Total Trading Companies & Distributors		184,109

Transportation Infrastructure - 0.1%
Kamigumi Co., Ltd.	258	2,425

Wireless Telecommunication Services - 9.6%
KDDI Corp.	3,355	80,993
NTT DOCOMO, Inc.	6,732	128,957
SoftBank Corp.	417	24,567

Total Wireless Telecommunication Services		234,517

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,470,045)		2,438,117
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		4,900

NET ASSETS - 100.0%		$2,443,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.5%

Japan - 100.5%

Auto Components - 16.0%
Aisin Seiki Co., Ltd.	750	$31,933
Bridgestone Corp.(a)	2,508	92,796
Calsonic Kansei Corp.	711	5,061
Denso Corp.(a)	1,911	95,203
Exedy Corp.	162	4,051
FCC Co., Ltd.	168	2,567
Keihin Corp.	177	2,540
Koito Manufacturing Co., Ltd.	436	17,014
KYB Co., Ltd.(a)	1,106	3,832
Mitsuba Corp.	177	4,658
Musashi Seimitsu Industry Co., Ltd.(a)	141	2,736
NGK Spark Plug Co., Ltd.	737	20,448
NHK Spring Co., Ltd.	913	10,065
Nifco, Inc.(a)	189	8,202
Nissan Shatai Co., Ltd.	362	4,958
Nissin Kogyo Co., Ltd.	168	2,775
NOK Corp.	428	13,291
Sanden Holdings Corp.	720	3,354
Showa Corp.	220	2,192
Stanley Electric Co., Ltd.(a)	625	13,035
Sumitomo Electric Industries Ltd.	2,919	45,253
Sumitomo Rubber Industries Ltd.(a)	736	11,410
Tachi-S Co., Ltd.(a)	164	2,343
Takata Corp.*(a)	119	1,296
Tokai Rika Co., Ltd.	173	4,326
Topre Corp.	179	3,233
Toyo Tire & Rubber Co., Ltd.	382	8,079
Toyoda Gosei Co., Ltd.(a)	326	7,867
Toyota Boshoku Corp.	356	6,005
TPR Co., Ltd.	115	3,459
TS Tech Co., Ltd.	185	4,951
Unipres Corp.	163	3,414
Yokohama Rubber Co., Ltd. (The)(a)	749	15,045

Total Auto Components		457,392

Automobiles - 31.5%
Daihatsu Motor Co., Ltd.(a)	782	11,139
Fuji Heavy Industries Ltd.	2,324	85,617
Honda Motor Co., Ltd.(a)	6,582	213,089
Isuzu Motors Ltd.	2,436	32,002
Mazda Motor Corp.(a)	2,151	42,153
Mitsubishi Motors Corp.	2,853	24,295
Nissan Motor Co., Ltd.(a)	9,378	97,715
Suzuki Motor Corp.(a)	1,609	54,372
Toyota Motor Corp.	4,688	314,270
Yamaha Motor Co., Ltd.(a)	1,130	24,721

Total Automobiles		899,373

Building Products - 5.0%
Aica Kogyo Co., Ltd.(a)	250	5,810
Asahi Glass Co., Ltd.(a)	4,538	27,258
Bunka Shutter Co., Ltd.	336	2,653
Central Glass Co., Ltd.	780	3,270
Daikin Industries Ltd.(a)	1,143	82,284
Nippon Sheet Glass Co., Ltd.*(a)	3,653	3,881
Nitto Boseki Co., Ltd.	966	4,263
Noritz Corp.	176	3,321
Sanwa Holdings Corp.	935	7,878
Takasago Thermal Engineering Co., Ltd.(a)	212	2,575

Total Building Products		143,193

Chemicals - 1.9%
Kansai Paint Co., Ltd.(a)	1,510	23,409
Nippon Paint Holdings Co., Ltd.	974	27,501
Toyo Ink SC Holdings Co., Ltd.	831	3,335

Total Chemicals		54,245

Construction & Engineering - 2.2%
COMSYS Holdings Corp.(a)	576	8,577
JGC Corp.	1,492	28,190
Kandenko Co., Ltd.	563	3,515
Kyowa Exeo Corp.	369	4,300
Kyudenko Corp.	226	4,063
Mirait Holdings Corp.	219	2,556
Nippon Densetsu Kogyo Co., Ltd.	201	3,540
Taikisha Ltd.	159	3,838
Toshiba Plant Systems & Services Corp.	170	2,072
Toyo Engineering Corp.	944	2,245

Total Construction & Engineering		62,896

Electrical Equipment - 7.2%
Fuji Electric Co., Ltd.	2,502	10,776
Fujikura Ltd.	602	3,370
Furukawa Electric Co., Ltd.	3,095	5,514
GS Yuasa Corp.(a)	1,728	6,792
Mitsubishi Electric Corp.	7,688	99,395
Nidec Corp.(a)	952	71,304
Ushio, Inc.	535	6,969

Total Electrical Equipment		204,120

Machinery - 29.8%
Aida Engineering Ltd.	262	2,873
Amada Holdings Co., Ltd.	1,583	16,740
Asahi Diamond Industrial Co., Ltd.(a)	349	3,933
CKD Corp.(a)	210	2,409
Daifuku Co., Ltd.	438	6,747
DMG Mori Co., Ltd.	411	7,944
Ebara Corp.	1,792	8,684
FANUC Corp.(a)	704	144,292
Fujitec Co., Ltd.	240	2,991
Furukawa Co., Ltd.	1,714	3,054
Glory Ltd.	331	9,806
Hino Motors Ltd.	1,100	13,610
Hitachi Construction Machinery Co., Ltd.(a)	358	6,273
Hitachi Zosen Corp.	453	2,584
Hoshizaki Electric Co., Ltd.	239	14,063
IHI Corp.(a)	5,695	26,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

June 30, 2015

Investments	Shares	Value
Iseki & Co., Ltd.(a)	1,736	$3,433
Japan Steel Works Ltd. (The)(a)	1,703	7,042
JTEKT Corp.	925	17,523
Kawasaki Heavy Industries Ltd.	5,974	27,877
Kitz Corp.	398	1,991
Komatsu Ltd.(a)	3,492	70,117
Kubota Corp.(a)	4,217	66,909
Kurita Water Industries Ltd.	400	9,329
Kyokuto Kaihatsu Kogyo Co., Ltd.	148	1,610
Makino Milling Machine Co., Ltd.	399	4,027
Makita Corp.	449	24,364
Meidensha Corp.	1,039	3,906
Minebea Co., Ltd.(a)	1,652	27,285
Mitsubishi Heavy Industries Ltd.(a)	12,325	75,009
Mitsui Engineering & Shipbuilding Co., Ltd.	3,547	6,145
Miura Co., Ltd.	400	4,639
Nabtesco Corp.	528	13,247
Nachi-Fujikoshi Corp.	818	4,826
NGK Insulators Ltd.	1,346	34,705
NSK Ltd.	1,753	27,090
NTN Corp.	1,870	11,767
OKUMA Corp.	556	6,284
OSG Corp.(a)	364	7,806
Shibuya Kogyo Co., Ltd.	37	664
Shinmaywa Industries Ltd.	351	3,215
SMC Corp.	236	71,100
Sodick Co., Ltd.	179	1,466
Star Micronics Co., Ltd.(a)	149	2,542
Sumitomo Heavy Industries Ltd.	2,128	12,417
Tadano Ltd.	412	6,162
Takeuchi Manufacturing Co., Ltd.	62	3,557
THK Co., Ltd.	429	9,277
Toshiba Machine Co., Ltd.	626	2,870
Tsubakimoto Chain Co.	574	5,615

Total Machinery		848,347

Metals & Mining - 6.9%
Daido Steel Co., Ltd.	1,711	7,131
Hitachi Metals Ltd.	698	10,730
JFE Holdings, Inc.(a)	2,222	49,328
Kobe Steel Ltd.	12,106	20,380
Nippon Steel & Sumitomo Metal Corp.(a)	36,641	95,042
Nisshin Steel Co., Ltd.	400	4,966
Sanyo Special Steel Co., Ltd.	720	3,354
Tokyo Steel Manufacturing Co., Ltd.	369	2,711
Yamato Kogyo Co., Ltd.	187	4,369

Total Metals & Mining		198,011

TOTAL COMMON STOCKS (Cost: $2,846,748)		2,867,577

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.7%

United States - 30.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $875,337)(c)	875,337	875,337

TOTAL INVESTMENTS IN SECURITIES - 131.2% (Cost: $3,722,085)		3,742,914
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (31.2)%		(890,720)

NET ASSETS - 100.0%		$2,852,194

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $846,641 and the total market value of the collateral held by the Fund was $881,042. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,705. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Dividend Growth Fund (JHDG)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.5%

Japan - 100.5%

Air Freight & Logistics - 0.3%
Yamato Holdings Co., Ltd.	2,035	$39,406

Auto Components - 6.6%
Aisin Seiki Co., Ltd.	1,881	80,088
Bridgestone Corp.(a)	7,892	292,004
Denso Corp.	5,964	297,115
Exedy Corp.	500	12,504
Koito Manufacturing Co., Ltd.	600	23,414
NGK Spark Plug Co., Ltd.	877	24,332
NHK Spring Co., Ltd.	1,468	16,184
Nifco, Inc.	400	17,358
Nissin Kogyo Co., Ltd.	500	8,258
NOK Corp.	816	25,341
Stanley Electric Co., Ltd.	876	18,269
Sumitomo Electric Industries Ltd.	4,691	72,724
Sumitomo Rubber Industries Ltd.	2,722	42,199
Toyo Tire & Rubber Co., Ltd.	1,173	24,809
Toyoda Gosei Co., Ltd.	900	21,719
Toyota Boshoku Corp.	730	12,313
TS Tech Co., Ltd.	500	13,382
Yokohama Rubber Co., Ltd. (The)	1,352	27,158

Total Auto Components		1,029,171

Automobiles - 13.0%
Fuji Heavy Industries Ltd.	4,396	161,951
Honda Motor Co., Ltd.	14,710	476,228
Isuzu Motors Ltd.	6,288	82,605
Mazda Motor Corp.	883	17,304
Nissan Motor Co., Ltd.	44,584	464,550
Suzuki Motor Corp.	1,358	45,890
Toyota Motor Corp.	11,011	738,146
Yamaha Motor Co., Ltd.	2,115	46,270

Total Automobiles		2,032,944

Banks - 0.1%
Suruga Bank Ltd.	941	20,202

Beverages - 1.1%
Asahi Group Holdings Ltd.	2,374	75,518
Coca-Cola East Japan Co., Ltd.	894	16,548
Ito En Ltd.	553	11,606
Suntory Beverage & Food Ltd.	1,705	67,927

Total Beverages		171,599

Building Products - 0.8%
Aica Kogyo Co., Ltd.	648	15,061
Daikin Industries Ltd.	1,286	92,578
Sanwa Holdings Corp.	1,774	14,947

Total Building Products		122,586

Chemicals - 4.8%
Air Water, Inc.	1,244	22,783
Asahi Kasei Corp.	10,383	85,319
Daicel Corp.	2,100	26,978
DIC Corp.	8,940	22,356
JSR Corp.	1,337	23,644
Kansai Paint Co., Ltd.	997	15,456
Mitsubishi Chemical Holdings Corp.	10,168	64,025
Mitsubishi Gas Chemical Co., Inc.	4,000	22,425
Nihon Parkerizing Co., Ltd.	931	9,457
Nippon Shokubai Co., Ltd.	1,339	18,340
Nissan Chemical Industries Ltd.	1,000	22,090
Nitto Denko Corp.	1,200	98,656
NOF Corp.	1,699	13,649
Shin-Etsu Chemical Co., Ltd.	2,470	153,390
Sumitomo Chemical Co., Ltd.	16,000	96,237
Taiyo Holdings Co., Ltd.	298	12,469
Tosoh Corp.	4,000	24,876
Zeon Corp.	1,554	14,351

Total Chemicals		746,501

Commercial Services & Supplies - 0.9%
Aeon Delight Co., Ltd.	500	15,323
Park24 Co., Ltd.	1,705	29,219
Secom Co., Ltd.	1,510	98,042

Total Commercial Services & Supplies		142,584

Construction & Engineering - 0.6%
COMSYS Holdings Corp.	1,086	16,170
JGC Corp.	1,001	18,913
Kajima Corp.	4,332	20,356
Kyowa Exeo Corp.	1,358	15,826
Maeda Road Construction Co., Ltd.	790	14,552
Nippo Corp.	691	11,848

Total Construction & Engineering		97,665

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	3,664	13,564
Taiheiyo Cement Corp.	7,793	22,800

Total Construction Materials		36,364

Electrical Equipment - 1.9%
Fuji Electric Co., Ltd.	5,214	22,455
GS Yuasa Corp.	3,733	14,674
Mitsubishi Electric Corp.	14,110	182,422
Nidec Corp.	938	70,255
Nitto Kogyo Corp.	400	9,009

Total Electrical Equipment		298,815

Electronic Equipment, Instruments & Components - 4.3%
Alps Electric Co., Ltd.	336	10,366
Azbil Corp.	722	18,675
Hamamatsu Photonics K.K.	700	20,651
Hirose Electric Co., Ltd.	230	32,950
Hitachi High-Technologies Corp.	800	22,523
Hitachi Ltd.	27,873	183,777
Horiba Ltd.	200	8,140
Keyence Corp.	93	50,207
Murata Manufacturing Co., Ltd.	981	171,243
Oki Electric Industry Co., Ltd.	5,000	10,501
Omron Corp.	1,200	52,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Dividend Growth Fund (JHDG)

June 30, 2015

Investments	Shares	Value
Shimadzu Corp.	1,080	$14,678
TDK Corp.	500	38,287
Yaskawa Electric Corp.	1,440	18,452
Yokogawa Electric Corp.	945	12,156

Total Electronic Equipment, Instruments & Components		664,778

Food & Staples Retailing - 2.6%
FamilyMart Co., Ltd.	877	40,351
Lawson, Inc.	1,167	79,920
Matsumotokiyoshi Holdings Co., Ltd.	300	13,852
Seven & I Holdings Co., Ltd.	5,185	222,883
Sundrug Co., Ltd.	325	19,362
Tsuruha Holdings, Inc.	200	15,576
Welcia Holdings Co., Ltd.	194	8,863

Total Food & Staples Retailing		400,807

Food Products - 1.0%
Ajinomoto Co., Inc.	2,469	53,500
Ezaki Glico Co., Ltd.	223	11,080
Kikkoman Corp.	672	21,006
MEIJI Holdings Co., Ltd.	230	29,698
NH Foods Ltd.	1,616	36,899

Total Food Products		152,183

Health Care Equipment & Supplies - 1.2%
Hoya Corp.	2,319	92,995
Nihon Kohden Corp.	433	10,722
Nipro Corp.	1,894	19,394
Sysmex Corp.	428	25,533
Terumo Corp.	1,762	42,292

Total Health Care Equipment & Supplies		190,936

Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	400	20,006

Hotels, Restaurants & Leisure - 0.4%
Oriental Land Co., Ltd.	649	41,449
Resorttrust, Inc.	726	17,669

Total Hotels, Restaurants & Leisure		59,118

Household Durables - 1.4%
Casio Computer Co., Ltd.(a)	1,621	32,005
Haseko Corp.	922	10,880
Rinnai Corp.	196	15,457
Sekisui Chemical Co., Ltd.	3,575	43,912
Sekisui House Ltd.	6,855	108,905

Total Household Durables		211,159

Household Products - 0.2%
Lion Corp.(a)	2,000	16,034
Pigeon Corp.	518	16,319

Total Household Products		32,353

Insurance - 2.7%
Sompo Japan Nipponkoa Holdings, Inc.	2,737	100,464
Sony Financial Holdings, Inc.	3,562	62,469
Tokio Marine Holdings, Inc.	6,159	256,396

Total Insurance		419,329

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	1,310	21,171
Start Today Co., Ltd.	500	13,995

Total Internet & Catalog Retail		35,166

Internet Software & Services - 1.3%
Kakaku.com, Inc.	1,005	14,554
Mixi, Inc.	523	25,986
Yahoo Japan Corp.	40,514	163,559

Total Internet Software & Services		204,099

IT Services - 1.2%
Itochu Techno-Solutions Corp.	1,200	29,910
NEC Networks & System Integration Corp.	749	16,368
Nihon Unisys Ltd.	800	8,225
Nomura Research Institute Ltd.	1,400	54,803
NS Solutions Corp.	200	6,620
Otsuka Corp.	675	31,553
SCSK Corp.	749	22,862
Transcosmos, Inc.	490	13,054

Total IT Services		183,395

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	2,265	43,832
Heiwa Corp.	1,402	27,934
Shimano, Inc.	243	33,164
Universal Entertainment Corp.(a)	692	15,648

Total Leisure Products		120,578

Machinery - 9.1%
Ebara Corp.	3,935	19,070
FANUC Corp.	2,361	483,912
Fujitec Co., Ltd.	851	10,606
Hino Motors Ltd.	5,888	72,851
Hitachi Construction Machinery Co., Ltd.	2,449	42,910
Hoshizaki Electric Co., Ltd.	252	14,828
IHI Corp.	6,677	31,103
JTEKT Corp.	2,115	40,065
Kawasaki Heavy Industries Ltd.	11,319	52,819
Komatsu Ltd.	9,122	183,163
Kubota Corp.	7,219	114,540
Kurita Water Industries Ltd.	902	21,038
Makita Corp.	999	54,210
Minebea Co., Ltd.	948	15,657
Miura Co., Ltd.	1,094	12,687
Nabtesco Corp.	825	20,698
NGK Insulators Ltd.	1,223	31,533
NSK Ltd.	3,262	50,410
OKUMA Corp.	1,000	11,302
OSG Corp.	751	16,104
SMC Corp.	143	43,082
Sumitomo Heavy Industries Ltd.	4,204	24,530
Tadano Ltd.	802	11,994
THK Co., Ltd.	1,048	22,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Dividend Growth Fund (JHDG)

June 30, 2015

Investments	Shares	Value
Tsubakimoto Chain Co.	1,372	$13,421

Total Machinery		1,415,195

Marine - 0.4%
Kawasaki Kisen Kaisha Ltd.	11,257	26,587
Nippon Yusen K.K.	14,507	40,427

Total Marine		67,014

Media - 0.5%
CyberAgent, Inc.	298	14,149
Daiichikosho Co., Ltd.	490	17,259
Hakuhodo DY Holdings, Inc.	2,013	21,567
Toho Co., Ltd.	748	18,614

Total Media		71,589

Metals & Mining - 2.3%
Dowa Holdings Co., Ltd.	2,350	22,201
Hitachi Metals Ltd.	1,463	22,489
Mitsubishi Materials Corp.	8,000	30,728
Mitsui Mining & Smelting Co., Ltd.	5,000	13,525
Nippon Steel & Sumitomo Metal Corp.	63,088	163,643
Sumitomo Metal Mining Co., Ltd.	6,000	91,374
UACJ Corp.	3,080	7,803
Yamato Kogyo Co., Ltd.	500	11,682

Total Metals & Mining		363,445

Multiline Retail - 0.4%
Don Quijote Holdings Co., Ltd.	282	12,007
Isetan Mitsukoshi Holdings Ltd.	900	16,093
Izumi Co., Ltd.	400	16,900
Ryohin Keikaku Co., Ltd.	112	21,729

Total Multiline Retail		66,729

Personal Products - 0.9%
Kao Corp.	2,237	104,076
Kose Corp.	400	32,885

Total Personal Products		136,961

Pharmaceuticals - 4.6%
Astellas Pharma, Inc.	15,724	224,298
Chugai Pharmaceutical Co., Ltd.	3,135	108,245
Eisai Co., Ltd.	2,330	156,444
Hisamitsu Pharmaceutical Co., Inc.	733	28,484
Kaken Pharmaceutical Co., Ltd.	604	21,101
KYORIN Holdings, Inc.	853	17,406
Mochida Pharmaceutical Co., Ltd.	259	14,668
Rohto Pharmaceutical Co., Ltd.	560	9,254
Santen Pharmaceutical Co., Ltd.	1,648	23,340
Sawai Pharmaceutical Co., Ltd.	297	17,306
Shionogi & Co., Ltd.	1,695	65,728
Sumitomo Dainippon Pharma Co., Ltd.	2,391	26,359

Total Pharmaceuticals		712,633

Professional Services - 0.2%
Meitec Corp.	411	15,316
Temp Holdings Co., Ltd.	289	10,439

Total Professional Services		25,755

Real Estate Management & Development - 1.9%
Daito Trust Construction Co., Ltd.	961	99,583
Daiwa House Industry Co., Ltd.(a)	5,300	123,572
Hulic Co., Ltd.	2,792	24,779
Sumitomo Real Estate Sales Co., Ltd.	500	12,626
Sumitomo Realty & Development Co., Ltd.	924	32,421
Tokyo Tatemono Co., Ltd.	797	11,073

Total Real Estate Management & Development		304,054

Road & Rail - 2.4%
Central Japan Railway Co.	478	86,350
East Japan Railway Co.	1,597	143,693
Hitachi Transport System Ltd.	886	14,720
Nippon Express Co., Ltd.	7,204	35,442
Sankyu, Inc.	2,602	14,226
West Japan Railway Co.	1,329	85,095

Total Road & Rail		379,526

Semiconductors & Semiconductor Equipment - 0.2%
Disco Corp.	244	20,200
Shinko Electric Industries Co., Ltd.	1,601	11,553

Total Semiconductors & Semiconductor Equipment		31,753

Software - 0.9%
GungHo Online Entertainment, Inc.	3,091	12,024
Konami Corp.	719	13,374
Nexon Co., Ltd.	1,038	14,285
Oracle Corp.	1,000	41,842
Square Enix Holdings Co., Ltd.	585	12,951
Trend Micro, Inc.	1,511	51,739

Total Software		146,215

Specialty Retail - 1.9%
ABC-Mart, Inc.	456	27,912
AOKI Holdings, Inc.	930	13,270
Fast Retailing Co., Ltd.	253	114,875
Hikari Tsushin, Inc.	377	25,449
K’s Holdings Corp.	311	11,208
Sanrio Co., Ltd.	891	24,211
Shimamura Co., Ltd.	170	17,866
T-Gaia Corp.	982	15,561
United Arrows Ltd.	300	9,402
USS Co., Ltd.	2,225	40,185

Total Specialty Retail		299,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Dividend Growth Fund (JHDG)

June 30, 2015

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 5.3%
Brother Industries Ltd.	2,013	$28,526
Canon, Inc.	19,593	637,675
FUJIFILM Holdings Corp.	2,676	95,644
Konica Minolta, Inc.	3,100	36,202
NEC Corp.	11,176	33,885

Total Technology Hardware, Storage & Peripherals		831,932

Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.	695	17,976

Tobacco - 4.5%
Japan Tobacco, Inc.	19,573	697,488

Trading Companies & Distributors - 7.4%
ITOCHU Corp.	18,599	245,777
Marubeni Corp.	25,855	148,392
MISUMI Group, Inc.	800	11,363
Mitsubishi Corp.	16,559	364,294
Mitsui & Co., Ltd.	27,771	377,308
Nippon Steel & Sumikin Bussan Corp.	4,000	14,612

Total Trading Companies & Distributors		1,161,746

Transportation Infrastructure - 0.1%
Kamigumi Co., Ltd.	1,698	15,958

Wireless Telecommunication Services - 9.7%
KDDI Corp.	21,787	525,957
NTT DOCOMO, Inc.	42,846	820,750
SoftBank Corp.	2,695	158,773

Total Wireless Telecommunication Services		1,505,480

TOTAL COMMON STOCKS (Cost: $15,603,354)		15,683,132

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $181,259)(c)	181,259	181,259

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $15,784,613)		15,864,391
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.7)%		(268,272)

NET ASSETS - 100.0%		$15,596,119

(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $172,395 and the total market value of the collateral held by the Fund was $181,259. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.8%

Japan - 100.8%

Air Freight & Logistics - 0.0%
Kintetsu World Express, Inc.	115,700	$5,200,425
Yusen Logistics Co., Ltd.	147,200	1,709,404

Total Air Freight & Logistics		6,909,829

Airlines - 0.8%
Japan Airlines Co., Ltd.	3,921,300	136,836,113

Auto Components - 7.3%
Aisan Industry Co., Ltd.	223,800	2,101,468
Aisin Seiki Co., Ltd.	2,406,508	102,463,177
Bridgestone Corp.(a)	9,594,585	354,999,253
Calsonic Kansei Corp.	1,837,000	13,075,855
Daido Metal Co., Ltd.	510,800	4,917,439
Denso Corp.	6,723,979	334,976,308
Eagle Industry Co., Ltd.	388,400	9,039,866
Exedy Corp.	424,015	10,603,407
FCC Co., Ltd.	475,700	7,269,718
G-Tekt Corp.	63,803	623,091
Keihin Corp.	601,934	8,638,059
Koito Manufacturing Co., Ltd.	563,901	22,004,881
Musashi Seimitsu Industry Co., Ltd.	263,200	5,106,336
NGK Spark Plug Co., Ltd.(a)	996,064	27,635,658
NHK Spring Co., Ltd.	1,795,800	19,797,607
Nifco, Inc.(a)	476,445	20,675,217
Nissin Kogyo Co., Ltd.	94,046	1,553,279
NOK Corp.	848,400	26,346,750
Pacific Industrial Co., Ltd.(a)	946,500	9,050,014
Press Kogyo Co., Ltd.	1,887,000	8,836,277
Riken Corp.	428,118	1,651,385
Sanden Holdings Corp.	2,005,000	9,339,681
Sanoh Industrial Co., Ltd.	175,044	1,187,321
Showa Corp.	959,900	9,562,523
Stanley Electric Co., Ltd.(a)	961,507	20,052,841
Sumitomo Electric Industries Ltd.	5,459,683	84,640,368
Sumitomo Riko Co., Ltd.	169,200	1,350,945
Sumitomo Rubber Industries Ltd.(a)	2,795,491	43,337,935
T. RAD Co., Ltd.	66,000	131,067
Tokai Rika Co., Ltd.	1,253,314	31,341,812
Topre Corp.	513,200	9,268,762
Toyo Tire & Rubber Co., Ltd.	1,341,700	28,376,738
Toyoda Gosei Co., Ltd.	764,700	18,454,289
Toyota Boshoku Corp.(a)	868,736	14,653,464
TPR Co., Ltd.	263,994	7,939,345
TS Tech Co., Ltd.	489,832	13,109,956
Unipres Corp.	388,000	8,126,866
Yokohama Rubber Co., Ltd. (The)(a)	1,679,500	33,736,861

Total Auto Components		1,325,975,819

Automobiles - 13.4%
Daihatsu Motor Co., Ltd.(a)	2,650,869	37,759,692
Fuji Heavy Industries Ltd.	4,990,867	183,866,534
Honda Motor Co., Ltd.(a)	15,586,347	504,599,466
Isuzu Motors Ltd.	6,032,300	79,245,881
Mazda Motor Corp.(a)	1,360,815	26,668,037
Mitsubishi Motors Corp.	4,883,301	41,583,783
Nissan Motor Co., Ltd.	50,594,904	527,180,996
Suzuki Motor Corp.	1,585,036	53,562,079
Toyota Motor Corp.	13,731,575	920,525,557
Yamaha Motor Co., Ltd.(a)	2,378,500	52,034,851

Total Automobiles		2,427,026,876

Banks - 8.6%
Mitsubishi UFJ Financial Group, Inc.	124,624,822	896,048,040
Mizuho Financial Group, Inc.	305,408,144	661,407,740

Total Banks		1,557,455,780

Beverages - 1.0%
Kirin Holdings Co., Ltd.(a)	8,582,745	118,256,920
Suntory Beverage & Food Ltd.	1,676,600	66,795,448

Total Beverages		185,052,368

Building Products - 1.2%
Aica Kogyo Co., Ltd.	585,600	13,610,480
Asahi Glass Co., Ltd.(a)	11,845,735	71,152,823
Central Glass Co., Ltd.	1,765,000	7,399,542
Daikin Industries Ltd.(a)	1,372,449	98,801,972
Noritz Corp.	617,000	11,642,651
Sanwa Holdings Corp.	2,394,831	20,177,917

Total Building Products		222,785,385

Capital Markets - 1.5%
Monex Group, Inc.	2,177,696	5,997,496
Nomura Holdings, Inc.	38,164,245	259,054,647

Total Capital Markets		265,052,143

Chemicals - 6.0%
ADEKA Corp.	908,600	12,623,054
Asahi Kasei Corp.	8,995,522	73,918,174
Daicel Corp.	2,197,442	28,230,122
Denki Kagaku Kogyo K.K.	6,703,076	29,799,970
DIC Corp.	7,400,538	18,506,637
Fujimi, Inc.	602,200	9,065,112
Hitachi Chemical Co., Ltd.	1,583,815	28,578,953
JSP Corp.	134,096	2,162,149
JSR Corp.(a)	2,074,400	36,685,340
Kaneka Corp.	2,334,000	17,071,303
Kansai Paint Co., Ltd.(a)	906,000	14,045,536
Kuraray Co., Ltd.	2,619,137	32,042,235
Kureha Corp.(a)	1,188,000	4,679,573
Lintec Corp.	792,947	18,125,058
Mitsubishi Chemical Holdings Corp.	13,286,263	83,660,080
Mitsubishi Gas Chemical Co., Inc.	2,411,564	13,519,658
Mitsui Chemicals, Inc.(a)	5,150,079	19,149,969
Nippon Kayaku Co., Ltd.	1,740,000	18,770,073
Nippon Paint Holdings Co., Ltd.(a)	913,500	25,792,853
Nippon Shokubai Co., Ltd.	1,254,000	17,175,696
Nippon Soda Co., Ltd.	1,020,000	6,560,209
Nippon Synthetic Chemical Industry Co., Ltd. (The)	1,077,000	7,322,878
Nissan Chemical Industries Ltd.(a)	1,113,953	24,606,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2015

Investments	Shares	Value
Nitto Denko Corp.	1,114,774	$91,648,972
NOF Corp.	922,000	7,406,742
Sanyo Chemical Industries Ltd.	1,167,000	8,201,855
Shin-Etsu Chemical Co., Ltd.(a)	2,188,979	135,937,984
Showa Denko K.K.(a)	9,047,312	11,977,809
Sumitomo Bakelite Co., Ltd.	4,096,000	18,577,861
Sumitomo Chemical Co., Ltd.	11,748,485	70,664,691
Taiyo Holdings Co., Ltd.	236,526	9,896,728
Taiyo Nippon Sanso Corp.(a)	1,624,753	19,664,603
Takasago International Corp.	183,634	768,362
Teijin Ltd.	6,952,000	26,986,475
Toray Industries, Inc.	7,321,318	61,955,827
Tosoh Corp.	3,171,614	19,724,580
Toyobo Co., Ltd.	11,618,513	18,515,180
Ube Industries Ltd.	15,400,000	29,072,039
Zeon Corp.	893,000	8,246,557

Total Chemicals		1,081,337,729

Commercial Services & Supplies - 0.1%
Pilot Corp.	82,000	3,206,554
Sato Holdings Corp.	375,367	10,613,900

Total Commercial Services & Supplies		13,820,454

Communications Equipment - 0.1%
Hitachi Kokusai Electric, Inc.	1,026,000	15,612,405

Construction & Engineering - 0.1%
JGC Corp.(a)	600,416	11,344,435

Construction Materials - 0.1%
Taiheiyo Cement Corp.	9,205,000	26,930,822

Containers & Packaging - 0.0%
Fuji Seal International, Inc.(a)	266,491	7,861,991

Electrical Equipment - 1.8%
Denyo Co., Ltd.	79,900	1,296,788
Fuji Electric Co., Ltd.	4,620,869	19,901,099
Fujikura Ltd.	1,568,577	8,780,903
Furukawa Electric Co., Ltd.	4,424,000	7,881,600
GS Yuasa Corp.(a)	1,939,920	7,625,559
Idec Corp.	126,207	1,137,632
Mitsubishi Electric Corp.	14,918,114	192,869,336
Nidec Corp.(a)	938,658	70,304,422
Sanyo Denki Co., Ltd.	725,000	5,812,324
Tatsuta Electric Wire and Cable Co., Ltd.	1,861,600	7,728,458
Ushio, Inc.(a)	758,709	9,883,399

Total Electrical Equipment		333,221,520

Electronic Equipment, Instruments & Components - 5.4%
Amano Corp.	791,333	10,347,181
Anritsu Corp.	2,527,100	17,058,674
Canon Electronics, Inc.	657,600	12,870,935
Citizen Holdings Co., Ltd.(a)	1,939,985	13,539,388
Enplas Corp.	177,948	7,234,841
Hakuto Co., Ltd.	601,219	7,369,987
Hamamatsu Photonics K.K.(a)	861,800	25,424,737
Hirose Electric Co., Ltd.	237,800	34,067,209
Hitachi High-Technologies Corp.	885,519	24,930,437
Hitachi Ltd.	28,001,028	184,621,660
Horiba Ltd.	320,300	13,035,541
Ibiden Co., Ltd.(a)	1,081,501	18,295,322
Japan Aviation Electronics Industry Ltd.	309,000	8,409,022
Keyence Corp.	98,510	53,181,634
Koa Corp.	327,046	3,517,285
Kyocera Corp.	2,388,718	124,213,726
Murata Manufacturing Co., Ltd.	1,042,156	181,918,458
Nichicon Corp.	802,900	6,535,271
Nippon Electric Glass Co., Ltd.(a)	4,427,301	22,432,285
Oki Electric Industry Co., Ltd.	8,541,309	17,939,087
Omron Corp.	1,209,700	52,593,503
Ryosan Co., Ltd.	439,445	11,563,870
Sanshin Electronics Co., Ltd.	601,154	6,150,818
Shimadzu Corp.	1,290,000	17,531,729
Siix Corp.(a)	345,800	9,071,368
TDK Corp.	600,568	45,988,004
Topcon Corp.	250,800	6,046,337
UKC Holdings Corp.	149,399	3,197,614
Yaskawa Electric Corp.(a)	1,347,800	17,270,873
Yokogawa Electric Corp.(a)	1,250,938	16,091,010

Total Electronic Equipment, Instruments & Components		972,447,806

Energy Equipment & Services - 0.1%
Modec, Inc.(a)	608,200	9,334,365

Food & Staples Retailing - 1.3%
Ministop Co., Ltd.	175,500	3,042,010
Seven & I Holdings Co., Ltd.	5,342,024	229,633,034

Total Food & Staples Retailing		232,675,044

Food Products - 0.8%
Ajinomoto Co., Inc.	2,643,513	57,281,696
Fuji Oil Co., Ltd.	793,700	13,919,668
Kikkoman Corp.(a)	793,000	24,788,338
Nisshin Oillio Group Ltd. (The)	2,466,909	10,120,446
Sakata Seed Corp.	220,639	4,215,699
Toyo Suisan Kaisha Ltd.	653,600	23,849,336
Yakult Honsha Co., Ltd.(a)	260,087	15,431,141

Total Food Products		149,606,324

Health Care Equipment & Supplies - 1.3%
Asahi Intecc Co., Ltd.	24,800	1,700,421
Hoya Corp.	3,039,357	121,882,277
Nihon Kohden Corp.	570,200	14,119,283
Nikkiso Co., Ltd.	738,900	7,753,423
Nipro Corp.	2,562,500	26,239,631
Sysmex Corp.	518,260	30,918,138
Terumo Corp.(a)	1,537,656	36,906,760

Total Health Care Equipment & Supplies		239,519,933

Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	438,600	21,936,273

Household Durables - 1.7%
Casio Computer Co., Ltd.(a)	1,801,457	35,568,342
Foster Electric Co., Ltd.	610,096	13,726,101
Fujitsu General Ltd.	685,000	8,783,271
Nikon Corp.(a)	2,628,600	30,417,992
Panasonic Corp.	10,381,970	142,665,652
Rinnai Corp.	251,300	19,818,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2015

Investments	Shares	Value
Sekisui Chemical Co., Ltd.	3,846,000	$47,240,126
Tamron Co., Ltd.	365,600	7,717,442

Total Household Durables		305,937,052

Household Products - 0.3%
Lion Corp.(a)	1,549,000	12,418,330
Pigeon Corp.	597,500	18,823,704
Unicharm Corp.	1,354,900	32,215,761

Total Household Products		63,457,795

Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	908,000	10,158,558

Insurance - 1.4%
Tokio Marine Holdings, Inc.	6,265,000	260,809,137

IT Services - 0.6%
Fujitsu Ltd.	10,140,328	56,715,895
NTT Data Corp.	1,315,800	57,528,950

Total IT Services		114,244,845

Leisure Products - 0.2%
Dunlop Sports Co., Ltd.	136,580	1,319,311
Mizuno Corp.	232,000	1,099,661
Shimano, Inc.	89,800	12,255,629
Tomy Co., Ltd.(a)	157,000	819,867
Yamaha Corp.	1,261,507	25,464,163

Total Leisure Products		40,958,631

Machinery - 9.8%
Aida Engineering Ltd.	665,600	7,299,761
Amada Holdings Co., Ltd.(a)	3,326,793	35,180,568
Anest Iwata Corp.	126,200	788,976
Asahi Diamond Industrial Co., Ltd.(a)	771,600	8,695,594
CKD Corp.	711,900	8,168,247
Daifuku Co., Ltd.(a)	772,700	11,903,236
DMG Mori Co., Ltd.	528,900	10,222,274
Ebara Corp.(a)	4,773,158	23,131,473
FANUC Corp.	2,542,789	521,171,480
Fujitec Co., Ltd.	782,500	9,752,074
Furukawa Co., Ltd.	5,950,000	10,600,253
Glory Ltd.	491,900	14,572,284
Hino Motors Ltd.	6,510,410	80,552,125
Hitachi Construction Machinery Co., Ltd.(a)	2,775,700	48,634,011
Hitachi Koki Co., Ltd.	1,238,711	10,335,667
Hoshizaki Electric Co., Ltd.	321,569	18,921,234
Hosokawa Micron Corp.	75,022	365,408
IHI Corp.(a)	7,030,882	32,751,218
Japan Steel Works Ltd. (The)(a)	1,212,313	5,013,120
JTEKT Corp.	2,137,778	40,496,624
Kawasaki Heavy Industries Ltd.(a)	10,545,510	49,209,220
Kitz Corp.	1,828,000	9,142,614
Komatsu Ltd.	8,460,706	169,884,809
Kubota Corp.(a)	7,506,502	119,101,652
Kurita Water Industries Ltd.	830,100	19,360,973
Makino Milling Machine Co., Ltd.	583,000	5,884,076
Makita Corp.	1,091,469	59,227,346
Meidensha Corp.	2,272,000	8,541,004
Minebea Co., Ltd.	1,149,701	18,988,646
Mitsubishi Heavy Industries Ltd.	21,164,198	128,802,993
Mitsubishi Nichiyu Forklift Co., Ltd.	503,500	2,534,679
Mitsui Engineering & Shipbuilding Co., Ltd.	5,490,315	9,512,089
Nabtesco Corp.	752,000	18,866,833
Nachi-Fujikoshi Corp.	1,617,000	9,540,914
NGK Insulators Ltd.(a)	1,241,875	32,019,905
Nippon Thompson Co., Ltd.	534,000	2,993,699
Nitta Corp.	168,500	4,675,009
Noritake Co., Ltd.	579,145	1,348,885
NSK Ltd.(a)	3,132,266	48,405,304
NTN Corp.	1,572,000	9,892,044
Obara Group, Inc.	82,600	4,441,695
Oiles Corp.(a)	184,500	3,504,090
OKUMA Corp.	530,000	5,990,193
OSG Corp.(a)	595,824	12,776,874
Ryobi Ltd.	1,552,000	6,062,649
Shima Seiki Manufacturing Ltd.	169,400	2,700,931
SMC Corp.	141,751	42,705,435
Star Micronics Co., Ltd.	950,700	16,222,462
Sumitomo Heavy Industries Ltd.	3,990,186	23,282,743
Tadano Ltd.	860,000	12,861,521
THK Co., Ltd.	720,379	15,577,353
Toshiba Machine Co., Ltd.	151,000	692,281
Tsubakimoto Chain Co.	1,269,000	12,413,623

Total Machinery		1,785,720,171

Marine - 0.4%
Iino Kaiun Kaisha Ltd.	1,111,342	5,303,998
Kawasaki Kisen Kaisha Ltd.(a)	6,336,725	14,965,991
Nippon Yusen K.K.(a)	15,062,035	41,974,045
NS United Kaiun Kaisha Ltd.	1,531,000	3,315,613

Total Marine		65,559,647

Media - 0.3%
Dentsu, Inc.	1,116,900	57,869,047

Metals & Mining - 3.1%
Aichi Steel Corp.	3,230,000	14,438,851
Hitachi Metals Ltd.	2,121,018	32,604,379
JFE Holdings, Inc.	5,460,962	121,233,222
Kobe Steel Ltd.	28,749,000	48,398,594
Kyoei Steel Ltd.(a)	400,900	7,420,737
Mitsubishi Materials Corp.(a)	9,140,000	35,106,444
Mitsubishi Steel Manufacturing Co., Ltd.	3,193,000	6,914,927
Mitsui Mining & Smelting Co., Ltd.	4,565,000	12,348,425
Nippon Steel & Sumitomo Metal Corp.(a)	59,966,992	155,547,119
Sanyo Special Steel Co., Ltd.	1,270,000	5,915,907
Sumitomo Metal Mining Co., Ltd.(a)	5,960,000	90,765,006
Toyo Kohan Co., Ltd.	365,200	1,811,600
UACJ Corp.	4,554,000	11,537,123
Yamato Kogyo Co., Ltd.	624,800	14,598,155

Total Metals & Mining		558,640,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2015

Investments	Shares	Value
Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	117,000	$22,699,138

Oil, Gas & Consumable Fuels - 0.4%
TonenGeneral Sekiyu K.K.(a)	7,369,000	68,592,253

Paper & Forest Products - 0.2%
Oji Holdings Corp.	8,848,000	38,467,993

Personal Products - 1.0%
Kao Corp.	2,836,480	131,966,499
Mandom Corp.	203,500	9,063,662
Shiseido Co., Ltd.	1,871,422	42,486,089

Total Personal Products		183,516,250

Pharmaceuticals - 6.7%
Astellas Pharma, Inc.	15,800,104	225,383,742
Daiichi Sankyo Co., Ltd.	7,844,521	145,139,505
Eisai Co., Ltd.	2,659,477	178,566,281
Hisamitsu Pharmaceutical Co., Inc.	522,900	20,319,450
Kyowa Hakko Kirin Co., Ltd.(a)	4,149,470	54,290,863
Rohto Pharmaceutical Co., Ltd.(a)	705,800	11,662,874
Shionogi & Co., Ltd.	2,210,077	85,701,102
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,530,700	16,875,040
Takeda Pharmaceutical Co., Ltd.(a)	9,826,463	474,680,038

Total Pharmaceuticals		1,212,618,895

Professional Services - 0.5%
Recruit Holdings Co., Ltd.	3,186,000	97,247,661

Road & Rail - 0.3%
Hitachi Transport System Ltd.	846,900	14,070,590
Nippon Express Co., Ltd.	7,057,000	34,718,375

Total Road & Rail		48,788,965

Semiconductors & Semiconductor Equipment - 0.8%
Disco Corp.	89,100	7,376,153
MegaChips Corp.	624,500	7,762,551
Mitsui High-Tec, Inc.	229,400	1,602,885
Nuflare Technology, Inc.	29,200	1,264,741
SCREEN Holdings Co., Ltd.(a)	917,300	5,779,743
Shindengen Electric Manufacturing Co., Ltd.(a)	1,266,000	6,342,157
Shinko Electric Industries Co., Ltd.	1,593,010	11,495,344
Tokyo Electron Ltd.	1,397,653	88,486,232
Tokyo Seimitsu Co., Ltd.	472,700	10,372,243

Total Semiconductors & Semiconductor Equipment		140,482,049

Software - 0.6%
Capcom Co., Ltd.	502,300	9,732,794
Konami Corp.(a)	535,300	9,956,628
Nexon Co., Ltd.	1,833,700	25,235,572
Square Enix Holdings Co., Ltd.	669,000	14,810,779
Trend Micro, Inc.(a)	1,556,808	53,307,936

Total Software		113,043,709

Specialty Retail - 1.1%
ABC-Mart, Inc.(a)	489,000	29,931,843
Fast Retailing Co., Ltd.(a)	304,600	138,304,058
Sanrio Co., Ltd.(a)	838,248	22,777,547

Total Specialty Retail		191,013,448

Technology Hardware, Storage & Peripherals - 5.9%
Brother Industries Ltd.	2,133,443	30,232,421
Canon, Inc.(a)	19,887,897	647,272,911
FUJIFILM Holdings Corp.	3,177,495	113,568,213
Hitachi Maxell Ltd.	1,092,300	17,647,833
Konica Minolta, Inc.	3,530,938	41,234,915
Ricoh Co., Ltd.	9,116,678	94,620,039
Riso Kagaku Corp.	604,400	11,444,406
Roland DG Corp.	232,700	6,570,331
Seiko Epson Corp.	4,559,800	80,899,978
Toshiba TEC Corp.	3,291,531	17,834,226
Wacom Co., Ltd.(a)	3,341,000	12,150,084

Total Technology Hardware, Storage & Peripherals		1,073,475,357

Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp.(a)	912,592	23,604,411
Descente Ltd.	442,281	6,639,727
Kurabo Industries Ltd.	2,169,472	4,645,133
Seiko Holdings Corp.(a)	1,496,000	7,579,945
Seiren Co., Ltd.	690,110	7,303,497
Wacoal Holdings Corp.	1,779,000	20,804,552

Total Textiles, Apparel & Luxury Goods		70,577,265

Tobacco - 4.0%
Japan Tobacco, Inc.(a)	20,502,731	730,618,711

Trading Companies & Distributors - 8.8%
Hanwa Co., Ltd.	2,779,000	13,058,677
Inabata & Co., Ltd.	262,886	2,876,675
ITOCHU Corp.	19,202,294	253,749,924
Kuroda Electric Co., Ltd.	340,687	6,339,593
Marubeni Corp.(a)	28,993,478	166,404,769
MISUMI Group, Inc.	724,700	10,293,210
Mitsubishi Corp.	17,845,400	392,594,425
Mitsui & Co., Ltd.	29,878,189	405,937,067
Nagase & Co., Ltd.	1,135,256	15,679,178
Nippon Steel & Sumikin Bussan Corp.	3,839,000	14,023,888
Sojitz Corp.	13,442,721	32,627,697
Sumitomo Corp.	18,960,177	220,645,544
Toyota Tsusho Corp.(a)	2,653,010	71,222,472

Total Trading Companies & Distributors		1,605,453,119

Transportation Infrastructure - 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,968,000	11,000,793

Wireless Telecommunication Services - 1.0%
SoftBank Corp.	3,033,600	178,721,223

TOTAL COMMON STOCKS (Cost: $16,845,031,929)		18,292,415,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $852,128,671)(c)	852,128,671	$852,128,671

TOTAL INVESTMENTS IN SECURITIES - 105.5% (Cost: $17,697,160,600)		19,144,544,286
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.5)%		(991,068,380)

NET ASSETS - 100.0%		$18,153,475,906

(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $814,073,487 and the total market value of the collateral held by the Fund was $855,671,845. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $3,543,174. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.5%

Japan - 100.5%

Banks - 61.4%
77 Bank Ltd. (The)	26,419	$161,280
Akita Bank Ltd. (The)	17,800	57,605
Aomori Bank Ltd. (The)	19,000	62,730
Aozora Bank Ltd.	83,830	316,508
Awa Bank Ltd. (The)	20,000	127,487
Bank of Kyoto Ltd. (The)	25,517	294,030
Bank of Nagoya Ltd. (The)(a)	19,500	76,333
Bank of the Ryukyus Ltd.	3,800	56,706
Bank of Yokohama Ltd. (The)	88,850	545,015
Chiba Bank Ltd. (The)	62,781	478,688
Chugoku Bank Ltd. (The)	16,550	261,170
Daishi Bank Ltd. (The)	25,650	108,373
Fukui Bank Ltd. (The)	19,000	41,613
Fukuoka Financial Group, Inc.	63,133	327,622
Gunma Bank Ltd. (The)	38,250	282,581
Hachijuni Bank Ltd. (The)	40,709	307,401
Higo Bank Ltd. (The)	19,200	125,055
Hiroshima Bank Ltd. (The)(a)	45,200	270,391
Hokkoku Bank Ltd. (The)	23,700	86,964
Hokuhoku Financial Group, Inc.	104,800	247,515
Hyakugo Bank Ltd. (The)	20,990	104,122
Hyakujushi Bank Ltd. (The)	20,390	72,985
Iyo Bank Ltd. (The)	23,650	290,684
Joyo Bank Ltd. (The)	62,846	352,326
Juroku Bank Ltd. (The)	39,750	162,749
Kagoshima Bank Ltd. (The)	11,700	84,620
Keiyo Bank Ltd. (The)	22,350	117,627
Kiyo Bank Ltd. (The)(a)	8,300	126,774
Minato Bank Ltd. (The)	40,500	103,927
Mitsubishi UFJ Financial Group, Inc.	524,740	3,772,862
Miyazaki Bank Ltd. (The)	19,000	71,115
Mizuho Financial Group, Inc.	590,180	1,278,124
Musashino Bank Ltd. (The)	2,550	100,758
Nanto Bank Ltd. (The)	20,420	73,092
Nishi-Nippon City Bank Ltd. (The)	61,670	177,906
North Pacific Bank Ltd.	27,500	122,931
Ogaki Kyoritsu Bank Ltd. (The)	40,550	148,129
Oita Bank Ltd. (The)(a)	20,800	88,731
Resona Holdings, Inc.	138,450	756,375
San-In Godo Bank Ltd. (The)	16,340	157,705
Senshu Ikeda Holdings, Inc.	22,830	103,548
Seven Bank Ltd.(a)	54,970	254,713
Shiga Bank Ltd. (The)(a)	21,340	115,102
Shinsei Bank Ltd.(a)	161,750	326,501
Shizuoka Bank Ltd. (The)	45,740	478,090
Sumitomo Mitsui Financial Group, Inc.	73,640	3,285,259
Sumitomo Mitsui Trust Holdings, Inc.	272,610	1,248,929
Suruga Bank Ltd.	18,700	401,462
Toho Bank Ltd. (The)	21,000	93,875
TOMONY Holdings, Inc.	15,000	68,647
Yamagata Bank Ltd. (The)(a)	19,300	84,383
Yamaguchi Financial Group, Inc.(a)	20,511	255,623
Yamanashi Chuo Bank Ltd. (The)	10,700	50,630

Total Banks		19,165,371

Capital Markets - 8.9%
Daiwa Securities Group, Inc.	125,330	939,425
Matsui Securities Co., Ltd.(a)	12,100	106,301
Monex Group, Inc.(a)	19,300	53,153
Nomura Holdings, Inc.(a)	173,690	1,178,988
Okasan Securities Group, Inc.	19,700	138,616
SBI Holdings, Inc.(a)	16,650	229,411
Tokai Tokyo Financial Holdings, Inc.	18,850	137,256

Total Capital Markets		2,783,150

Consumer Finance - 3.5%
Acom Co., Ltd.*(a)	40,050	153,831
AEON Financial Service Co., Ltd.(a)	8,150	226,454
Aiful Corp.*(a)	27,300	88,126
Credit Saison Co., Ltd.(a)	12,550	269,123
Hitachi Capital Corp.(a)	3,750	99,293
J Trust Co., Ltd.	8,300	78,411
Jaccs Co., Ltd.	20,800	100,120
Orient Corp.*(a)	43,400	77,319

Total Consumer Finance		1,092,677

Diversified Financial Services - 4.0%
Century Tokyo Leasing Corp.	4,680	151,455
Fuyo General Lease Co., Ltd.	2,067	88,346
IBJ Leasing Co., Ltd.(a)	4,232	98,394
Japan Exchange Group, Inc.(a)	19,210	624,033
Japan Securities Finance Co., Ltd.	10,260	59,783
Mitsubishi UFJ Lease & Finance Co., Ltd.	44,200	242,014

Total Diversified Financial Services		1,264,025

Insurance - 22.7%
Dai-ichi Life Insurance Co., Ltd. (The)	81,140	1,595,746
MS&AD Insurance Group Holdings, Inc.	37,860	1,179,751
Sompo Japan Nipponkoa Holdings, Inc.	29,400	1,079,149
Sony Financial Holdings, Inc.	14,500	254,296
T&D Holdings, Inc.	47,660	710,820
Tokio Marine Holdings, Inc.	54,740	2,278,802

Total Insurance		7,098,564

TOTAL COMMON STOCKS (Cost: $29,877,173)		31,403,787

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.2%

United States - 9.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $2,871,019)(c)	2,871,019	2,871,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2015

TOTAL INVESTMENTS IN SECURITIES - 109.7% (Cost: $32,748,192)	34,274,806
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.7)%	(3,041,214)

NET ASSETS - 100.0%	$31,233,592

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $2,723,870 and the total market value of the collateral held by the Fund was $2,871,019. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.5%

Japan - 100.5%

Biotechnology - 0.3%
3-D Matrix Ltd.*(a)	470	$5,473
Takara Bio, Inc.	1,000	11,098

Total Biotechnology		16,571

Food & Staples Retailing - 6.0%
Ain Pharmaciez, Inc.	575	26,691
Cocokara fine, Inc.	550	18,923
Cosmos Pharmaceutical Corp.(a)	160	21,706
Matsumotokiyoshi Holdings Co., Ltd.(a)	1,070	49,405
Sugi Holdings Co., Ltd.	850	43,415
Sundrug Co., Ltd.(a)	710	42,299
Tsuruha Holdings, Inc.	785	61,137
Welcia Holdings Co., Ltd.(a)	440	20,100

Total Food & Staples Retailing		283,676

Health Care Equipment & Supplies - 17.0%
Asahi Intecc Co., Ltd.	640	43,882
Hogy Medical Co., Ltd.(a)	280	14,370
Nakanishi, Inc.	560	22,150
Nihon Kohden Corp.	2,000	49,524
Nikkiso Co., Ltd.(a)	1,850	19,412
Nipro Corp.	2,400	24,576
Olympus Corp.(a)	6,340	219,166
Paramount Bed Holdings Co., Ltd.	550	16,249
Sysmex Corp.(a)	3,560	212,381
Terumo Corp.(a)	7,780	186,735

Total Health Care Equipment & Supplies		808,445

Health Care Providers & Services - 6.8%
Alfresa Holdings Corp.	4,540	70,717
Medipal Holdings Corp.(a)	4,250	69,360
Miraca Holdings, Inc.(a)	1,320	66,019
Ship Healthcare Holdings, Inc.	980	20,262
Suzuken Co., Ltd.	2,050	65,672
Toho Holdings Co., Ltd.(a)	1,350	31,101

Total Health Care Providers & Services		323,131

Health Care Technology - 1.5%
M3, Inc.(a)	3,450	69,415

Pharmaceuticals - 68.9%
Astellas Pharma, Inc.	28,060	400,267
Chugai Pharmaceutical Co., Ltd.(a)	4,500	155,375
Daiichi Sankyo Co., Ltd.(a)	14,102	260,916
Eisai Co., Ltd.	5,660	380,032
Hisamitsu Pharmaceutical Co., Inc.	1,810	70,335
Kaken Pharmaceutical Co., Ltd.	2,280	79,655
KYORIN Holdings, Inc.	1,350	27,548
Kyowa Hakko Kirin Co., Ltd.(a)	5,920	77,456
Mitsubishi Tanabe Pharma Corp.	5,250	78,730
Mochida Pharmaceutical Co., Ltd.	270	15,291
Nichi-iko Pharmaceutical Co., Ltd.	1,140	30,977
Nippon Shinyaku Co., Ltd.	1,428	43,763
Ono Pharmaceutical Co., Ltd.	2,110	230,546
Otsuka Holdings Co., Ltd.	11,195	357,126
Rohto Pharmaceutical Co., Ltd.(a)	2,621	43,310
Santen Pharmaceutical Co., Ltd.	8,800	124,630
Sawai Pharmaceutical Co., Ltd.(a)	730	42,536
Seikagaku Corp.	1,150	18,871
Shionogi & Co., Ltd.	6,950	269,503
Sosei Group Corp.(a)	280	16,246
Sumitomo Dainippon Pharma Co., Ltd.(a)	3,800	41,893
Takeda Pharmaceutical Co., Ltd.	9,397	453,934
Tsumura & Co.	1,645	35,410
ZERIA Pharmaceutical Co., Ltd.(a)	1,150	16,804

Total Pharmaceuticals		3,271,154

TOTAL COMMON STOCKS (Cost: $4,483,660)		4,772,392

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.7%

United States - 25.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $1,220,563)(c)	1,220,563	1,220,563

TOTAL INVESTMENTS IN SECURITIES - 126.2% (Cost: $5,704,223)		5,992,955
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (26.2)%		(1,244,453)

NET ASSETS - 100.0%		$4,748,502

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $1,161,012 and the total market value of the collateral held by the Fund was $1,220,563. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.6%

Japan - 100.6%

Building Products - 5.0%
LIXIL Group Corp.(a)	33,675	$668,739
Nichias Corp.	13,025	80,791
Okabe Co., Ltd.	5,725	44,915
Sankyo Tateyama, Inc.	3,418	57,765
Takara Standard Co., Ltd.(a)	12,611	89,353
TOTO Ltd.(a)	36,640	660,547

Total Building Products		1,602,110

Construction & Engineering - 13.6%
Hazama Ando Corp.	21,506	116,524
Kajima Corp.	119,021	559,286
Kumagai Gumi Co., Ltd.	35,919	105,968
Maeda Corp.(a)	20,642	143,051
Maeda Road Construction Co., Ltd.	7,607	140,123
Nippo Corp.	6,235	106,902
Nishimatsu Construction Co., Ltd.(a)	36,583	137,226
Obayashi Corp.	89,469	652,930
Okumura Corp.(a)	23,710	121,103
Penta-Ocean Construction Co., Ltd.(a)	33,591	138,905
Shimizu Corp.	89,388	753,149
SHO-BOND Holdings Co., Ltd.	2,855	119,226
Sumitomo Mitsui Construction Co., Ltd.	90,546	118,395
Taisei Corp.	144,255	828,760
Tekken Corp.(a)	16,676	49,606
Toda Corp.	28,542	131,088
Totetsu Kogyo Co., Ltd.	3,928	81,375
Yokogawa Bridge Holdings Corp.(a)	4,607	45,970

Total Construction & Engineering		4,349,587

Construction Materials - 1.9%
Sumitomo Osaka Cement Co., Ltd.	48,842	180,815
Taiheiyo Cement Corp.	147,101	430,369

Total Construction Materials		611,184

Household Durables - 9.0%
Haseko Corp.	35,466	418,526
Iida Group Holdings Co., Ltd.	18,297	291,580
PanaHome Corp.	8,845	62,959
Sekisui Chemical Co., Ltd.	54,923	674,615
Sekisui House Ltd.	75,343	1,196,966
Sumitomo Forestry Co., Ltd.	19,468	240,238

Total Household Durables		2,884,884

Real Estate Investment Trusts (REITs) - 27.0%
Activia Properties, Inc.	30	254,239
Advance Residence Investment Corp.(a)	156	382,335
AEON REIT Investment Corp.	127	169,693
Comforia Residential REIT, Inc.(a)	48	103,481
Daiwa House REIT Investment Corp.	41	172,893
Daiwa House Residential Investment Corp.(a)	93	211,058
Daiwa Office Investment Corp.(a)	36	172,402
Frontier Real Estate Investment Corp.(a)	57	255,269
Fukuoka REIT Corp.	75	130,859
Global One Real Estate Investment Corp.	20	76,084
GLP J-REIT	244	233,103
Hankyu REIT, Inc.	63	70,174
Hulic Reit, Inc.(a)	88	125,421
Industrial & Infrastructure Fund Investment Corp.	40	180,771
Japan Excellent, Inc.	145	167,556
Japan Hotel REIT Investment Corp.(a)	327	217,795
Japan Logistics Fund, Inc.(a)	97	195,165
Japan Prime Realty Investment Corp.(a)	94	292,298
Japan Real Estate Investment Corp.	161	731,549
Japan Rental Housing Investments, Inc.	107	75,201
Japan Retail Fund Investment Corp.	278	556,386
Kenedix Office Investment Corp.(a)	44	220,782
Kenedix Residential Investment Corp.(a)	39	115,536
Mori Hills REIT Investment Corp.(a)	167	216,179
Mori Trust Sogo REIT, Inc.	113	219,508
Nippon Accommodations Fund, Inc.	50	193,274
Nippon Building Fund, Inc.(a)	171	749,038
Nippon Prologis REIT, Inc.	201	370,248
Nomura Real Estate Master Fund, Inc.(a)	186	236,519
Nomura Real Estate Office Fund, Inc.(a)	43	195,031
Nomura Real Estate Residential Fund, Inc.	18	101,647
Orix JREIT, Inc.	256	369,047
Premier Investment Corp.	27	148,719
Sekisui House SI Residential Investment Corp.(a)	104	108,619
Tokyu REIT, Inc.	105	129,657
Top REIT, Inc.	18	76,051
United Urban Investment Corp.	310	438,532

Total Real Estate Investment Trusts (REITs)		8,662,119

Real Estate Management & Development - 40.9%
Aeon Mall Co., Ltd.(a)	13,548	253,987
Daibiru Corp.	6,010	55,648
Daikyo, Inc.(a)	33,377	53,735
Daito Trust Construction Co., Ltd.	9,426	976,764
Daiwa House Industry Co., Ltd.(a)	80,945	1,887,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

June 30, 2015

Investments	Shares	Value
Heiwa Real Estate Co., Ltd.	3,902	$53,572
Hulic Co., Ltd.(a)	52,224	463,493
Kenedix, Inc.(a)	29,788	114,658
Leopalace21 Corp.*	28,567	175,326
Mitsubishi Estate Co., Ltd.(a)	142,178	3,063,395
Mitsui Fudosan Co., Ltd.	100,317	2,809,515
Nomura Real Estate Holdings, Inc.	14,679	308,299
NTT Urban Development Corp.	12,673	126,145
Sumitomo Realty & Development Co., Ltd.	55,620	1,951,575
Tokyo Tatemono Co., Ltd.	24,667	342,695
Tokyu Fudosan Holdings Corp.	61,594	475,175

Total Real Estate Management & Development		13,111,254

Transportation Infrastructure - 3.2%
Japan Airport Terminal Co., Ltd.(a)	7,423	404,620
Kamigumi Co., Ltd.	28,673	269,472
Mitsubishi Logistics Corp.(a)	19,295	253,556
Sumitomo Warehouse Co., Ltd. (The)	17,803	99,516

Total Transportation Infrastructure		1,027,164

TOTAL COMMON STOCKS (Cost: $32,644,571)		32,248,302

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.8%

United States - 29.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $9,557,639)(c)	9,557,639	9,557,639

TOTAL INVESTMENTS IN SECURITIES - 130.4% (Cost: $42,202,210)		41,805,941
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (30.4)%		(9,749,444)

NET ASSETS - 100.0%		$32,056,497

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $9,090,875 and the total market value of the collateral held by the Fund was $9,557,639. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.6%

Japan - 100.6%

Aerospace & Defense - 0.1%
Jamco Corp.	4,900	$160,977

Air Freight & Logistics - 0.4%
AIT Corp.	16,000	151,677
Kintetsu World Express, Inc.	4,500	202,264
Konoike Transport Co., Ltd.	16,400	199,564
Mitsui-Soko Holdings Co., Ltd.	86,000	272,692

Total Air Freight & Logistics		826,197

Auto Components - 5.0%
Aisan Industry Co., Ltd.	36,200	339,916
Akebono Brake Industry Co., Ltd.(a)	96,100	308,645
Calsonic Kansei Corp.	53,000	377,257
Daido Metal Co., Ltd.	10,700	103,008
Daikyonishikawa Corp.	5,900	202,027
Eagle Industry Co., Ltd.	15,000	349,120
Exedy Corp.	14,700	367,605
FCC Co., Ltd.(a)	13,700	209,365
G-Tekt Corp.	22,198	216,783
Kasai Kogyo Co., Ltd.	12,800	135,464
Keihin Corp.	17,500	251,134
Kinugawa Rubber Industrial Co., Ltd.	36,000	195,938
KYB Co., Ltd.(a)	162,000	561,337
Mitsuba Corp.	4,500	118,416
Musashi Seimitsu Industry Co., Ltd.(a)	6,400	124,166
Nifco, Inc.(a)	18,300	794,124
Nissan Shatai Co., Ltd.	21,600	295,849
Nissin Kogyo Co., Ltd.	13,400	221,317
Pacific Industrial Co., Ltd.(a)	27,300	261,031
Piolax, Inc.	3,200	163,969
Press Kogyo Co., Ltd.	61,200	286,582
Riken Corp.	30,000	115,719
Sanden Holdings Corp.	42,000	195,644
Sanoh Industrial Co., Ltd.	26,900	182,462
Shoei Co., Ltd.	9,300	171,233
Showa Corp.	49,500	493,119
Sumitomo Riko Co., Ltd.	20,400	162,880
Taiho Kogyo Co., Ltd.	15,800	210,210
Tokai Rika Co., Ltd.	37,625	940,894
Topre Corp.	13,100	236,595
TPR Co., Ltd.	10,506	315,957
TS Tech Co., Ltd.	25,300	677,134
Unipres Corp.	10,300	215,739
Yorozu Corp.	10,100	222,940

Total Auto Components		10,023,579

Banks - 7.8%
77 Bank Ltd. (The)	93,000	567,736
Akita Bank Ltd. (The)	75,000	242,716
Aomori Bank Ltd. (The)	80,000	264,128
Ashikaga Holdings Co., Ltd.	121,000	522,110
Awa Bank Ltd. (The)	65,000	414,334
Bank of Nagoya Ltd. (The)(a)	74,000	289,674
Bank of Okinawa Ltd. (The)	7,100	303,461
Bank of Saga Ltd. (The)	55,000	140,236
Bank of the Ryukyus Ltd.	14,400	214,885
Chukyo Bank Ltd. (The)	75,000	140,359
Daishi Bank Ltd. (The)	137,000	578,834
Ehime Bank Ltd. (The)(a)	112,000	244,384
Eighteenth Bank Ltd. (The)	79,000	242,104
FIDEA Holdings Co., Ltd.(a)	88,500	193,830
Fukui Bank Ltd. (The)	60,000	131,410
Higashi-Nippon Bank Ltd. (The)	74,000	267,903
Higo Bank Ltd. (The)	74,000	481,984
Hokkoku Bank Ltd. (The)	122,000	447,661
Hokuetsu Bank Ltd. (The)	150,000	312,589
Hyakugo Bank Ltd. (The)	78,000	386,924
Hyakujushi Bank Ltd. (The)	110,000	393,740
Juroku Bank Ltd. (The)	146,000	597,769
Kagoshima Bank Ltd. (The)	57,000	412,250
Kansai Urban Banking Corp.	37,400	454,185
Keiyo Bank Ltd. (The)	49,000	257,884
Kiyo Bank Ltd. (The)	33,798	516,230
Mie Bank Ltd. (The)	87,000	205,475
Minato Bank Ltd. (The)	132,587	340,231
Miyazaki Bank Ltd. (The)	51,000	190,888
Musashino Bank Ltd. (The)	13,600	537,376
Nanto Bank Ltd. (The)	59,000	211,188
Nishi-Nippon City Bank Ltd. (The)	238,000	686,585
North Pacific Bank Ltd.	89,900	401,874
Ogaki Kyoritsu Bank Ltd. (The)	132,000	482,197
Oita Bank Ltd. (The)(a)	59,000	251,690
San-In Godo Bank Ltd. (The)	39,000	376,407
Senshu Ikeda Holdings, Inc.	149,500	678,074
Shiga Bank Ltd. (The)	64,000	345,197
Shikoku Bank Ltd. (The)	114,000	259,927
Tochigi Bank Ltd. (The)	36,000	205,353
Toho Bank Ltd. (The)	87,000	388,910
Tokyo TY Financial Group, Inc.(a)	8,200	278,772
TOMONY Holdings, Inc.	32,000	146,447
Towa Bank Ltd. (The)	203,000	199,077
Yamagata Bank Ltd. (The)(a)	56,000	244,841
Yamanashi Chuo Bank Ltd. (The)	59,000	279,173

Total Banks		15,729,002

Beverages - 1.3%
Coca-Cola East Japan Co., Ltd.	36,400	673,771
Coca-Cola West Co., Ltd.(a)	44,517	804,009
Ito En Ltd.(a)	29,800	625,394
Sapporo Holdings Ltd.	86,000	319,781
Takara Holdings, Inc.	31,500	246,615

Total Beverages		2,669,570

Building Products - 1.6%
Aica Kogyo Co., Ltd.	14,200	330,035
Bunka Shutter Co., Ltd.	27,500	217,096
Central Glass Co., Ltd.	56,000	234,773
Nichias Corp.	66,000	409,382
Nichiha Corp.	13,100	201,374
Nitto Boseki Co., Ltd.	59,000	260,369
Noritz Corp.	17,400	328,334
Sanwa Holdings Corp.	77,500	652,985
Sinko Industries Ltd.	11,700	117,607
Takara Standard Co., Ltd.(a)	24,000	170,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2015

Investments	Shares	Value
Takasago Thermal Engineering Co., Ltd.(a)	27,300	$331,531

Total Building Products		3,253,535

Capital Markets - 2.3%
GCA Savvian Corp.	19,000	236,015
Ichiyoshi Securities Co., Ltd.(a)	16,100	157,362
IwaiCosmo Holdings, Inc.	26,400	337,430
kabu.com Securities Co., Ltd.	186,800	625,898
Kyokuto Securities Co., Ltd.	24,800	359,744
Marusan Securities Co., Ltd.	48,000	516,618
Matsui Securities Co., Ltd.	220,600	1,938,013
Monex Group, Inc.(a)	130,665	359,859
Toyo Securities Co., Ltd.	47,000	146,725

Total Capital Markets		4,677,664

Chemicals - 7.8%
Achilles Corp.	86,000	110,342
ADEKA Corp.	35,800	497,364
Chugoku Marine Paints Ltd.	26,000	193,356
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	38,000	191,607
Daiso Co., Ltd.	59,885	216,313
Denki Kagaku Kogyo K.K.	222,000	986,949
DIC Corp.	419,000	1,047,800
Fujimori Kogyo Co., Ltd.	4,900	148,163
Ihara Chemical Industry Co., Ltd.	12,200	149,154
JCU Corp.	3,300	137,270
JSP Corp.	6,017	97,017
Kaneka Corp.(a)	127,240	930,657
Kureha Corp.(a)	106,000	417,538
Lintec Corp.	21,000	480,015
Mitsubishi Gas Chemical Co., Inc.	196,000	1,098,811
Nihon Parkerizing Co., Ltd.	12,300	124,945
Nippon Kayaku Co., Ltd.	32,000	345,197
Nippon Shokubai Co., Ltd.	61,000	835,500
Nippon Soda Co., Ltd.	53,000	340,874
Nippon Synthetic Chemical Industry Co., Ltd. (The)	26,000	176,783
Nippon Valqua Industries Ltd.	89,000	240,747
NOF Corp.	65,000	522,167
Okamoto Industries, Inc.	27,000	101,058
Sakai Chemical Industry Co., Ltd.	55,000	197,319
Sakata INX Corp.	18,500	163,584
Sanyo Chemical Industries Ltd.	31,000	217,873
Sekisui Plastics Co., Ltd.	36,000	132,097
Shikoku Chemicals Corp.	17,000	146,431
Showa Denko K.K.(a)	607,759	804,617
Sumitomo Bakelite Co., Ltd.	108,000	489,846
Sumitomo Seika Chemicals Co., Ltd.	13,000	85,523
Taiyo Holdings Co., Ltd.	13,500	564,867
Takasago International Corp.	40,000	167,368
Takiron Co., Ltd.	53,000	235,623
Toagosei Co., Ltd.(a)	72,000	600,760
Tokai Carbon Co., Ltd.	98,000	307,539
Toyo Ink SC Holdings Co., Ltd.	82,000	329,032
Toyobo Co., Ltd.	353,000	562,538
Ube Industries Ltd.	362,800	684,892
Zeon Corp.	68,000	627,957

Total Chemicals		15,707,493

Commercial Services & Supplies - 2.2%
Aeon Delight Co., Ltd.	17,600	539,370
Daiseki Co., Ltd.	10,700	207,153
Kokuyo Co., Ltd.	24,000	206,726
Mitsubishi Pencil Co., Ltd.	5,000	236,587
Moshi Moshi Hotline, Inc.	30,000	336,126
NAC Co., Ltd.	23,000	193,037
Nippon Parking Development Co., Ltd.	103,600	150,703
Nissha Printing Co., Ltd.	9,400	158,939
Okamura Corp.	38,300	333,969
Park24 Co., Ltd.	65,000	1,113,922
Pilot Corp.	5,200	203,342
Sato Holdings Corp.	10,000	282,761
Toppan Forms Co., Ltd.	38,700	533,542

Total Commercial Services & Supplies		4,496,177

Communications Equipment - 0.5%
Hitachi Kokusai Electric, Inc.	48,000	730,405
Japan Radio Co., Ltd.	56,000	193,127

Total Communications Equipment		923,532

Construction & Engineering - 4.3%
Asunaro Aoki Construction Co., Ltd.	20,200	140,813
COMSYS Holdings Corp.	47,500	707,269
Dai-Dan Co., Ltd.	19,000	130,429
Fudo Tetra Corp.(a)	128,300	208,652
Hazama Ando Corp.	26,500	143,583
Kandenko Co., Ltd.	65,000	405,835
Kyowa Exeo Corp.	27,300	318,145
Kyudenko Corp.	16,000	287,664
Maeda Corp.(a)	36,000	249,483
Maeda Road Construction Co., Ltd.	31,000	571,029
Mirait Holdings Corp.	35,444	413,632
NDS Co., Ltd.	55,000	146,529
Nippo Corp.	28,000	480,072
Nippon Densetsu Kogyo Co., Ltd.	12,200	214,857
Nippon Koei Co., Ltd.	34,000	133,927
Nippon Road Co., Ltd. (The)	82,000	409,447
Nippon Steel & Sumikin Texeng Co., Ltd.	47,000	254,272
Nishimatsu Construction Co., Ltd.	117,000	438,876
Okumura Corp.(a)	79,000	403,506
Penta-Ocean Construction Co., Ltd.	49,700	205,518
Sumitomo Mitsui Construction Co., Ltd.	105,400	137,817
Taikisha Ltd.	9,900	238,995
TOA ROAD Corp.	39,000	151,391
Toda Corp.	89,000	408,761
Toenec Corp.	23,000	143,039
Tokyu Construction Co., Ltd.	33,700	240,429
Totetsu Kogyo Co., Ltd.	5,600	116,014
Toyo Construction Co., Ltd.	41,400	155,971
Toyo Engineering Corp.(a)	79,000	187,872
Yahagi Construction Co., Ltd.	24,200	171,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2015

Investments	Shares	Value
Yokogawa Bridge Holdings Corp.	14,400	$143,688
Yurtec Corp.	32,000	231,439

Total Construction & Engineering		8,590,420

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	137,000	507,179

Containers & Packaging - 0.6%
FP Corp.(a)	10,700	389,560
Fuji Seal International, Inc.(a)	9,000	265,517
Rengo Co., Ltd.(a)	137,381	569,216

Total Containers & Packaging		1,224,293

Distributors - 1.1%
Canon Marketing Japan, Inc.	66,100	1,125,210
Chori Co., Ltd.	10,100	160,375
Doshisha Co., Ltd.	17,000	301,475
Happinet Corp.(a)	14,400	151,220
Paltac Corp.	33,403	591,817

Total Distributors		2,330,097

Diversified Consumer Services - 0.9%
Benesse Holdings, Inc.	62,900	1,578,090
Meiko Network Japan Co., Ltd.	9,200	108,567
Studio Alice Co., Ltd.(a)	6,200	108,937

Total Diversified Consumer Services		1,795,594

Diversified Financial Services - 0.3%
Financial Products Group Co., Ltd.	20,300	154,450
Ricoh Leasing Co., Ltd.	12,600	386,655

Total Diversified Financial Services		541,105

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc. (The)	7,600	190,054

Electrical Equipment - 1.5%
Daihen Corp.	38,000	194,092
Denyo Co., Ltd.	8,800	142,825
Endo Lighting Corp.(a)	5,709	62,798
Fujikura Ltd.	75,000	419,851
Furukawa Electric Co., Ltd.	87,000	154,995
GS Yuasa Corp.(a)	58,000	227,990
Idec Corp.	26,600	239,773
Nissin Electric Co., Ltd.	40,100	284,778
Nitto Kogyo Corp.	18,100	407,662
Sanyo Denki Co., Ltd.	22,000	176,374
Tatsuta Electric Wire and Cable Co., Ltd.	44,200	183,497
Ushio, Inc.(a)	37,100	483,287

Total Electrical Equipment		2,977,922

Electronic Equipment, Instruments & Components - 5.3%
Ai Holdings Corp.	10,600	187,632
Amano Corp.	35,600	465,493
Anritsu Corp.	93,400	630,478
Azbil Corp.	30,500	788,890
Canon Electronics, Inc.(a)	18,200	356,221
Citizen Holdings Co., Ltd.	126,100	880,067
CONEXIO Corp.	38,300	415,661
Daiwabo Holdings Co., Ltd.	137,000	272,063
Enplas Corp.(a)	7,229	293,910
Hakuto Co., Ltd.	14,000	171,618
Horiba Ltd.(a)	13,300	541,282
Iriso Electronics Co., Ltd.	2,300	163,151
Japan Aviation Electronics Industry Ltd.	14,000	380,991
Kaga Electronics Co., Ltd.	17,400	225,952
Koa Corp.	15,300	164,547
Mitsumi Electric Co., Ltd.	35,900	243,509
Nippon Electric Glass Co., Ltd.	194,000	982,961
Nippon Signal Co., Ltd.	26,200	287,769
Nohmi Bosai Ltd.	13,266	158,283
Oki Electric Industry Co., Ltd.	362,000	760,299
Panasonic Industrial Devices SUNX Co., Ltd.	24,100	164,652
Ryoden Trading Co., Ltd.	43,000	343,677
Ryosan Co., Ltd.	18,100	476,296
Sanshin Electronics Co., Ltd.	22,400	229,190
Siix Corp.(a)	6,800	178,384
SMK Corp.(a)	49,000	197,017
Taiyo Yuden Co., Ltd.	12,900	181,116
Tokyo Electron Device Ltd.	11,100	153,213
Topcon Corp.	7,100	171,168
UKC Holdings Corp.	7,900	169,085

Total Electronic Equipment, Instruments & Components		10,634,575

Energy Equipment & Services - 0.3%
Modec, Inc.(a)	22,700	348,389
Shinko Plantech Co., Ltd.	29,500	260,609

Total Energy Equipment & Services		608,998

Food & Staples Retailing - 2.9%
Ain Pharmaciez, Inc.	4,100	190,316
Arcs Co., Ltd.	16,000	348,858
Axial Retailing, Inc.	6,100	171,736
Belc Co., Ltd.	5,300	165,456
Cocokara fine, Inc.	9,900	340,612
Heiwado Co., Ltd.	14,300	355,265
Inageya Co., Ltd.	14,000	171,389
Kato Sangyo Co., Ltd.	16,400	384,250
Kobe Bussan Co., Ltd.	2,500	133,821
Life Corp.	11,800	270,880
Matsumotokiyoshi Holdings Co., Ltd.	15,000	692,600
Ministop Co., Ltd.	18,000	312,001
Mitsubishi Shokuhin Co., Ltd.	9,700	217,361
Qol Co., Ltd.	15,500	207,486
San-A Co., Ltd.	4,700	208,180
UNY Group Holdings Co., Ltd.(a)	111,936	716,266
Valor Co., Ltd.	16,000	400,768
Welcia Holdings Co., Ltd.(a)	5,500	251,257
Yaoko Co., Ltd.	6,000	279,001

Total Food & Staples Retailing		5,817,503

Food Products - 3.3%
Ariake Japan Co., Ltd.	9,200	376,676
Fuji Oil Co., Ltd.	23,951	420,045
Fujicco Co., Ltd.	10,000	202,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2015

Investments	Shares	Value
Hokuto Corp.	19,200	$393,681
Itoham Foods, Inc.(a)	47,000	253,504
J-Oil Mills, Inc.	74,000	253,994
Kagome Co., Ltd.(a)	22,200	357,950
Marudai Food Co., Ltd.	59,000	220,831
Maruha Nichiro Corp.	10,400	168,199
Megmilk Snow Brand Co., Ltd.	33,600	431,104
Mitsui Sugar Co., Ltd.	71,000	283,153
Morinaga & Co., Ltd.	81,000	346,864
Morinaga Milk Industry Co., Ltd.	61,000	223,830
Nichirei Corp.	89,000	614,596
Nippon Flour Mills Co., Ltd.(a)	71,000	429,951
Nippon Suisan Kaisha Ltd.	60,800	173,906
Nisshin Oillio Group Ltd. (The)	94,000	385,633
Riken Vitamin Co., Ltd.	6,900	221,044
S Foods, Inc.	10,000	202,509
Sakata Seed Corp.	13,500	257,941
Showa Sangyo Co., Ltd.	68,000	276,746
Starzen Co., Ltd.	31,000	97,283

Total Food Products		6,591,867

Gas Utilities - 0.3%
K&O Energy Group, Inc.	13,800	217,209
Saibu Gas Co., Ltd.	58,000	138,406
Shizuoka Gas Co., Ltd.	27,400	191,452

Total Gas Utilities		547,067

Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co., Ltd.	2,000	137,131
Eiken Chemical Co., Ltd.	9,700	194,135
Hogy Medical Co., Ltd.(a)	5,400	277,138
Mani, Inc.	3,200	212,610
Nagaileben Co., Ltd.	14,100	271,019
Nakanishi, Inc.	8,300	328,296
Nihon Kohden Corp.	14,600	361,525
Nikkiso Co., Ltd.(a)	14,500	152,151
Nipro Corp.	111,923	1,146,075
Paramount Bed Holdings Co., Ltd.	5,803	171,437

Total Health Care Equipment & Supplies		3,251,517

Health Care Providers & Services - 0.9%
BML, Inc.	10,700	334,908
Message Co., Ltd.	2,000	53,937
Nichii Gakkan Co.(a)	18,600	149,572
Ship Healthcare Holdings, Inc.	28,759	594,617
Toho Holdings Co., Ltd.(a)	17,400	400,855
Vital KSK Holdings, Inc.(a)	37,000	268,508

Total Health Care Providers & Services		1,802,397

Hotels, Restaurants & Leisure - 2.9%
Accordia Golf Co., Ltd.	44,900	424,177
Atom Corp.	24,200	162,566
Create Restaurants Holdings, Inc.	7,500	171,127
Doutor Nichires Holdings Co., Ltd.(a)	9,700	170,116
Hiramatsu, Inc.	30,600	206,309
HIS Co., Ltd.	7,100	241,956
Kyoritsu Maintenance Co., Ltd.	3,300	212,242
McDonald’s Holdings Co., Japan Ltd.	38,900	821,775
MOS Food Services, Inc.(a)	8,500	176,717
Ohsho Food Service Corp.	8,300	286,242
Plenus Co., Ltd.	9,900	178,397
Resorttrust, Inc.	23,500	571,920
Round One Corp.	76,400	372,744
Saizeriya Co., Ltd.	11,200	248,685
Skylark Co., Ltd.	60,100	792,231
St. Marc Holdings Co., Ltd.	6,600	217,366
Tokyo Dome Corp.	30,000	124,791
Tokyotokeiba Co., Ltd.(a)	119,000	282,025
Yoshinoya Holdings Co., Ltd.	17,800	215,727

Total Hotels, Restaurants & Leisure		5,877,113

Household Durables - 2.6%
Alpine Electronics, Inc.	13,900	268,083
Cleanup Corp.	7,600	55,402
First Juken Co., Ltd.	13,100	150,201
Foster Electric Co., Ltd.	6,306	141,874
France Bed Holdings Co., Ltd.	87,000	134,377
Fuji Corp., Ltd.(a)	20,800	117,968
Fujitsu General Ltd.	27,000	346,202
Misawa Homes Co., Ltd.(a)	24,841	216,203
Mitsui Home Co., Ltd.	42,000	194,271
Nihon House Holdings Co., Ltd.(a)	50,700	237,828
Nissei Build Kogyo Co., Ltd.	55,000	174,396
PanaHome Corp.	74,000	526,736
Pressance Corp.	5,900	197,928
Sangetsu Co., Ltd.	29,100	443,997
Starts Corp., Inc.	26,600	414,983
Sumitomo Forestry Co., Ltd.	47,500	586,156
Tamron Co., Ltd.	12,700	268,084
TOA Corp.	11,300	118,943
Token Corp.	4,480	283,009
West Holdings Corp.	38,800	279,034
Zojirushi Corp.	9,000	139,010

Total Household Durables		5,294,685

Household Products - 0.5%
Earth Chemical Co., Ltd.	10,500	398,582
Lion Corp.(a)	85,000	681,445

Total Household Products		1,080,027

Industrial Conglomerates - 0.2%
Nisshinbo Holdings, Inc.	39,000	436,326

Internet & Catalog Retail - 0.2%
ASKUL Corp.(a)	9,900	311,891
Belluna Co., Ltd.	25,700	140,088

Total Internet & Catalog Retail		451,979

Internet Software & Services - 0.7%
Dip Corp.	2,100	200,106
F@N Communications, Inc.(a)	30,700	227,305
GMO Internet, Inc.	31,700	425,378
Gree, Inc.	36,800	215,029
Infomart Corp.	14,200	179,408
NIFTY Corp.	6,700	81,146

Total Internet Software & Services		1,328,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2015

Investments	Shares	Value
IT Services - 1.6%
DTS Corp.	12,300	$277,834
Future Architect, Inc.	35,000	228,824
Ines Corp.	22,700	253,407
Information Services International-Dentsu Ltd.	8,600	96,567
IT Holdings Corp.	18,600	395,819
NEC Networks & System Integration Corp.	13,400	292,826
NET One Systems Co., Ltd.(a)	55,800	391,715
Nihon Unisys Ltd.	29,400	302,253
NS Solutions Corp.	12,900	426,960
Transcosmos, Inc.	19,400	516,847

Total IT Services		3,183,052

Leisure Products - 1.3%
Daikoku Denki Co., Ltd.	4,200	59,723
Dunlop Sports Co., Ltd.	21,800	210,580
Fields Corp.	16,500	265,505
Heiwa Corp.(a)	67,900	1,352,839
Tomy Co., Ltd.(a)	19,000	99,220
Universal Entertainment Corp.(a)	29,300	662,551

Total Leisure Products		2,650,418

Machinery - 6.6%
Aichi Corp.	31,600	187,227
Aida Engineering Ltd.	26,800	293,921
Alinco, Inc.	15,400	142,214
Asahi Diamond Industrial Co., Ltd.(a)	26,200	295,263
Bando Chemical Industries Ltd.	51,000	212,561
CKD Corp.(a)	24,800	284,552
Daifuku Co., Ltd.	27,100	417,468
DMG Mori Co., Ltd.	26,900	519,908
Ebara Corp.	180,000	872,308
Fujitec Co., Ltd.(a)	32,100	400,053
Furukawa Co., Ltd.	201,000	358,093
Giken Ltd.	7,200	113,856
Glory Ltd.	18,100	536,203
Harmonic Drive Systems, Inc.(a)	7,900	155,075
Hitachi Koki Co., Ltd.	52,400	437,220
Hitachi Zosen Corp.	49,935	284,841
Hokuetsu Industries Co., Ltd.	16,800	124,938
Japan Steel Works Ltd. (The)(a)	73,018	301,942
Kitz Corp.	56,600	283,081
Kobelco Eco-Solutions Co., Ltd.	19,433	105,769
Kokusai Co., Ltd.	9,700	142,926
Makino Milling Machine Co., Ltd.	28,000	282,597
Max Co., Ltd.	12,000	128,468
Meidensha Corp.	56,000	210,518
Mitsuboshi Belting Co., Ltd.	28,000	221,959
Mitsui Engineering & Shipbuilding Co., Ltd.	100,000	173,252
Miura Co., Ltd.	30,900	358,330
Morita Holdings Corp.	18,800	183,752
Nachi-Fujikoshi Corp.	48,000	283,218
Nippon Thompson Co., Ltd.	34,000	190,610
Nitta Corp.	7,000	194,214
Nitto Kohki Co., Ltd.	7,200	163,105
Noritake Co., Ltd.	85,000	197,973
Obara Group, Inc.	4,300	231,226
Oiles Corp.	10,200	193,722
OKUMA Corp.	35,000	395,579
OSG Corp.(a)	24,600	527,523
Ryobi Ltd.	60,000	234,381
Shima Seiki Manufacturing Ltd.(a)	6,600	105,231
Sodick Co., Ltd.	16,700	136,750
Star Micronics Co., Ltd.(a)	22,100	377,108
Tadano Ltd.	24,000	358,926
Takuma Co., Ltd.	24,000	152,985
Tocalo Co., Ltd.	9,500	222,584
Toshiba Machine Co., Ltd.(a)	55,000	252,155
Tsubakimoto Chain Co.	51,000	498,893
Tsugami Corp.	21,000	115,670
Tsurumi Manufacturing Co., Ltd.	9,900	156,714
Union Tool Co.(a)	5,200	167,221
YAMABIKO Corp.	3,600	164,753

Total Machinery		13,348,836

Marine - 0.7%
Japan Transcity Corp.	35,000	121,563
Kawasaki Kisen Kaisha Ltd.(a)	505,000	1,192,702
NS United Kaiun Kaisha Ltd.(a)	94,740	205,174

Total Marine		1,519,439

Media - 1.3%
Avex Group Holdings, Inc.	19,300	339,108
Daiichikosho Co., Ltd.	27,200	958,052
SKY Perfect JSAT Holdings, Inc.	85,600	459,602
Toei Co., Ltd.	19,000	135,554
Tv Tokyo Holdings Corp.	12,300	195,509
Wowow, Inc.	9,300	288,048
Zenrin Co., Ltd.(a)	17,700	231,728

Total Media		2,607,601

Metals & Mining - 3.2%
Aichi Steel Corp.	58,000	259,273
Asahi Holdings, Inc.	19,400	330,719
Daido Steel Co., Ltd.	112,000	466,800
Dowa Holdings Co., Ltd.	108,000	1,020,292
Godo Steel Ltd.	69,000	128,566
Kyoei Steel Ltd.(a)	15,200	281,355
Mitsubishi Steel Manufacturing Co., Ltd.	82,987	179,721
Mitsui Mining & Smelting Co., Ltd.	217,000	586,990
Neturen Co., Ltd.	12,200	87,937
Nippon Denko Co., Ltd.	23,200	54,035
Nisshin Steel Co., Ltd.(a)	55,932	694,322
Osaka Steel Co., Ltd.	10,000	186,164
OSAKA Titanium Technologies Co., Ltd.	5,600	150,566
Sanyo Special Steel Co., Ltd.	63,000	293,466
Toho Zinc Co., Ltd.	60,000	187,799
Tokyo Steel Manufacturing Co., Ltd.	26,000	191,019
Topy Industries Ltd.	66,000	168,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2015

Investments	Shares	Value
Toyo Kohan Co., Ltd.	38,900	$192,966
UACJ Corp.(a)	181,532	459,894
Yamato Kogyo Co., Ltd.	20,600	481,309

Total Metals & Mining		6,402,016

Multiline Retail - 0.5%
H2O Retailing Corp.(a)	23,300	485,556
Parco Co., Ltd.	36,900	365,788
Seria Co., Ltd.(a)	3,346	126,058

Total Multiline Retail		977,402

Oil, Gas & Consumable Fuels - 0.7%
BP Castrol K.K.	18,600	197,909
Itochu Enex Co., Ltd.	42,800	411,333
Nippon Coke & Engineering Co., Ltd.	205,800	198,459
Nippon Gas Co., Ltd.	8,500	266,396
San-Ai Oil Co., Ltd.	37,000	240,085
Sinanen Co., Ltd.	36,000	141,511

Total Oil, Gas & Consumable Fuels		1,455,693

Paper & Forest Products - 1.0%
Daiken Corp.	56,000	141,413
Daio Paper Corp.(a)	21,000	211,090
Hokuetsu Kishu Paper Co., Ltd.(a)	89,200	492,781
Nippon Paper Industries Co., Ltd.(a)	56,700	994,387
Tokushu Tokai Paper Co., Ltd.	77,000	191,926

Total Paper & Forest Products		2,031,597

Personal Products - 1.1%
Artnature, Inc.	23,900	223,052
Dr. Ci:Labo Co., Ltd.	5,300	186,030
Fancl Corp.	8,000	111,404
Kobayashi Pharmaceutical Co., Ltd.	9,500	645,936
Mandom Corp.	9,100	405,304
Milbon Co., Ltd.	7,200	229,183
Noevir Holdings Co., Ltd.	19,300	415,921

Total Personal Products		2,216,830

Pharmaceuticals - 2.4%
Fuji Pharma Co., Ltd.	11,300	205,471
KYORIN Holdings, Inc.	25,500	520,357
Mochida Pharmaceutical Co., Ltd.	6,700	379,447
Nichi-iko Pharmaceutical Co., Ltd.	14,200	385,854
Nippon Shinyaku Co., Ltd.(a)	10,000	306,460
Rohto Pharmaceutical Co., Ltd.(a)	32,500	537,041
Sawai Pharmaceutical Co., Ltd.(a)	13,300	774,968
Torii Pharmaceutical Co., Ltd.	15,600	414,972
Towa Pharmaceutical Co., Ltd.	5,800	371,136
Tsumura & Co.	30,100	647,925
ZERIA Pharmaceutical Co., Ltd.(a)	23,500	343,382

Total Pharmaceuticals		4,887,013

Professional Services - 1.3%
Altech Corp.	6,400	127,409
FULLCAST Holdings Co., Ltd.	26,600	166,732
Funai Soken Holdings, Inc.	14,700	171,909
Meitec Corp.	13,200	491,905
Nihon M&A Center, Inc.	5,800	239,366
Nomura Co., Ltd.	23,100	280,526
Space Co., Ltd.	19,800	199,028
Temp Holdings Co., Ltd.	9,600	346,766
Weathernews, Inc.	7,300	230,577
Yumeshin Holdings Co., Ltd.(a)	64,300	409,872

Total Professional Services		2,664,090

Real Estate Management & Development - 1.5%
Airport Facilities Co., Ltd.	35,900	192,460
Daibiru Corp.	11,800	109,258
Daikyo, Inc.	366,000	589,237
Goldcrest Co., Ltd.	16,600	327,890
Heiwa Real Estate Co., Ltd.	19,800	271,842
Jowa Holdings Co., Ltd.	4,300	199,248
Kenedix, Inc.	50,500	194,382
Open House Co., Ltd.	15,000	253,872
Relo Holdings, Inc.	3,548	350,842
Sumitomo Real Estate Sales Co., Ltd.	7,200	181,817
Takara Leben Co., Ltd.	24,200	144,174
TOC Co., Ltd.	24,000	167,891

Total Real Estate Management & Development		2,982,913

Road & Rail - 2.2%
Fukuyama Transporting Co., Ltd.(a)	80,000	443,918
Hitachi Transport System Ltd.	26,700	443,600
Ichinen Holdings Co., Ltd.	13,300	126,625
Maruzen Showa Unyu Co., Ltd.	37,000	130,928
Nankai Electric Railway Co., Ltd.	121,838	547,631
Nippon Konpo Unyu Soko Co., Ltd.	26,600	464,329
Nishi-Nippon Railroad Co., Ltd.	65,000	298,533
Sankyu, Inc.	106,000	579,529
Seino Holdings Co., Ltd.	55,200	618,922
Senko Co., Ltd.(a)	36,000	228,006
Sotetsu Holdings, Inc.	96,000	500,535

Total Road & Rail		4,382,556

Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp.(a)	28,100	292,562
Axell Corp.	13,200	184,357
Lasertec Corp.	14,700	203,264
MegaChips Corp.(a)	17,092	212,454
Mimasu Semiconductor Industry Co., Ltd.	11,400	114,778
Mitsui High-Tec, Inc.	14,600	102,014
Nuflare Technology, Inc.(a)	3,800	164,590
Sanken Electric Co., Ltd.	28,000	173,219
SCREEN Holdings Co., Ltd.(a)	26,700	168,232
Shindengen Electric Manufacturing Co., Ltd.(a)	30,000	150,288
Shinko Electric Industries Co., Ltd.	45,400	327,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2015

Investments	Shares	Value
Tokyo Seimitsu Co., Ltd.	19,700	$432,268

Total Semiconductors & Semiconductor Equipment		2,525,638

Software - 1.5%
Capcom Co., Ltd.	20,600	399,155
Fuji Soft, Inc.(a)	5,700	116,129
Imagica Robot Holdings, Inc.	11,400	51,892
Konami Corp.	33,400	621,243
Marvelous, Inc.(a)	11,800	148,314
MTI Ltd.	17,300	113,670
NSD Co., Ltd.	51,400	680,068
Square Enix Holdings Co., Ltd.	28,650	634,273
Systena Corp.	24,800	212,806

Total Software		2,977,550

Specialty Retail - 5.9%
Adastria Co., Ltd.	10,961	392,344
Alpen Co., Ltd.(a)	8,700	139,567
AOKI Holdings, Inc.	41,700	595,008
Aoyama Trading Co., Ltd.	21,200	857,598
Arcland Sakamoto Co., Ltd.	6,848	154,796
Autobacs Seven Co., Ltd.(a)	49,700	831,820
Bic Camera, Inc.(a)	31,500	396,952
Chiyoda Co., Ltd.	17,300	406,327
DCM Holdings Co., Ltd.	62,900	616,329
EDION Corp.(a)	46,800	331,595
Geo Holdings Corp.(a)	32,100	395,331
Gulliver International Co., Ltd.(a)	37,100	345,335
Joyful Honda Co., Ltd.	14,000	294,610
K’s Holdings Corp.(a)	21,317	768,259
Keiyo Co., Ltd.(a)	25,300	116,405
Kohnan Shoji Co., Ltd.	22,800	296,261
Komeri Co., Ltd.(a)	10,200	233,483
Kyoto Kimono Yuzen Co., Ltd.	20,700	174,579
Nishimatsuya Chain Co., Ltd.	24,800	249,692
Nojima Corp.	11,400	129,498
Pal Co., Ltd.	8,200	269,391
Sac’s Bar Holdings, Inc.	8,100	146,358
Sanrio Co., Ltd.(a)	44,457	1,208,021
Shimachu Co., Ltd.(a)	23,600	680,816
T-Gaia Corp.	36,100	572,042
United Arrows Ltd.(a)	17,300	542,193
VT Holdings Co., Ltd.	51,054	304,159
Xebio Co., Ltd.(a)	13,400	261,725
Yellow Hat Ltd.	4,700	91,492

Total Specialty Retail		11,801,986

Technology Hardware, Storage & Peripherals - 1.3%
Eizo Corp.	11,300	259,956
Elecom Co., Ltd.(a)	5,000	122,788
Hitachi Maxell Ltd.	36,400	588,100
Riso Kagaku Corp.	18,900	357,874
Toshiba TEC Corp.	134,000	726,041
Wacom Co., Ltd.(a)	142,200	517,133

Total Technology Hardware, Storage & Peripherals		2,571,892

Textiles, Apparel & Luxury Goods - 1.8%
Descente Ltd.	10,700	160,633
Fujibo Holdings, Inc.	36,000	83,553
Gunze Ltd.	103,000	281,984
Japan Vilene Co., Ltd.	27,000	176,962
Japan Wool Textile Co., Ltd. (The)(a)	41,000	315,965
Kurabo Industries Ltd.(a)	116,000	248,372
Onward Holdings Co., Ltd.(a)	111,639	770,019
Sanyo Shokai Ltd.	69,000	190,030
Seiko Holdings Corp.(a)	46,000	233,073
Seiren Co., Ltd.	25,100	265,636
Wacoal Holdings Corp.	55,000	643,199
Yondoshi Holdings, Inc.(a)	8,400	204,156

Total Textiles, Apparel & Luxury Goods		3,573,582

Trading Companies & Distributors - 3.0%
Daiichi Jitsugyo Co., Ltd.	36,000	192,702
Hanwa Co., Ltd.	115,000	540,391
Inaba Denki Sangyo Co., Ltd.	12,900	449,099
Inabata & Co., Ltd.	34,700	379,711
Iwatani Corp.(a)	30,000	190,250
Japan Pulp & Paper Co., Ltd.	75,000	205,941
Kanematsu Corp.	183,000	320,042
Kuroda Electric Co., Ltd.	13,500	251,211
MonotaRO Co., Ltd.	4,400	193,454
Nagase & Co., Ltd.	51,600	712,655
Nippon Steel & Sumikin Bussan Corp.	157,960	577,029
Nishio Rent All Co., Ltd.	10,300	257,574
Onoken Co., Ltd.	18,200	181,160
Sanyo Trading Co., Ltd.	7,800	110,659
Seika Corp.	59,000	157,668
Shinsho Corp.	73,000	167,638
Trusco Nakayama Corp.	9,200	313,145
Wakita & Co., Ltd.	11,645	118,767
Yamazen Corp.	34,400	314,018
Yuasa Trading Co., Ltd.	13,600	325,649

Total Trading Companies & Distributors		5,958,763

Transportation Infrastructure - 0.8%
Kamigumi Co., Ltd.	60,000	563,887
Mitsubishi Logistics Corp.	29,000	381,089
Nissin Corp.	56,000	167,499
Sumitomo Warehouse Co., Ltd. (The)	75,000	419,238

Total Transportation Infrastructure		1,531,713

TOTAL COMMON STOCKS (Cost: $190,008,882)		202,597,396

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.8%

United States - 10.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $21,813,016)(c)	21,813,016	21,813,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2015

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 111.4% (Cost: $211,821,898)	224,410,412
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (11.4)%	(22,944,290)

NET ASSETS - 100.0%	$201,466,122

(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $22,163,255 and the total market value of the collateral held by the Fund was $23,027,163. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,214,147. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.5%

Japan - 100.5%

Electronic Equipment, Instruments & Components - 29.2%
Ai Holdings Corp.(a)	400	$7,081
Alps Electric Co., Ltd.	1,400	43,190
Anritsu Corp.	1,300	8,775
Azbil Corp.	600	15,519
Citizen Holdings Co., Ltd.(a)	2,800	19,542
Enplas Corp.(a)	150	6,099
Hamamatsu Photonics K.K.(a)	1,100	32,452
Hirose Electric Co., Ltd.(a)	251	35,958
Hitachi High-Technologies Corp.	500	14,077
Hitachi Ltd.	34,400	226,813
Horiba Ltd.(a)	300	12,209
Ibiden Co., Ltd.	1,100	18,608
Iriso Electronics Co., Ltd.	100	7,094
Japan Aviation Electronics Industry Ltd.	500	13,607
Japan Display, Inc.*(a)	2,900	10,926
Keyence Corp.	327	176,534
Kyocera Corp.(a)	2,520	131,040
Mitsumi Electric Co., Ltd.(a)	900	6,105
Murata Manufacturing Co., Ltd.	1,435	250,493
Nichicon Corp.	700	5,698
Nippon Electric Glass Co., Ltd.(a)	3,000	15,200
Nippon Signal Co., Ltd.	700	7,688
Oki Electric Industry Co., Ltd.	7,000	14,702
Omron Corp.	1,570	68,258
Shimadzu Corp.	2,000	27,181
Taiyo Yuden Co., Ltd.	1,000	14,040
TDK Corp.(a)	870	66,620
Topcon Corp.	700	16,876
Yaskawa Electric Corp.(a)	1,900	24,347
Yokogawa Electric Corp.	1,600	20,581

Total Electronic Equipment, Instruments & Components		1,317,313

Health Care Equipment & Supplies - 2.8%
Hoya Corp.	3,170	127,121

Household Durables - 12.6%
Alpine Electronics, Inc.	400	7,715
Casio Computer Co., Ltd.(a)	2,300	45,412
Nikon Corp.(a)	2,900	33,559
Panasonic Corp.	16,600	228,112
Pioneer Corp.*	3,300	6,014
Sharp Corp.*(a)	14,000	17,047
Sony Corp.*	8,100	229,135

Total Household Durables		566,994

Internet & Catalog Retail - 2.5%
Rakuten, Inc.	6,000	96,964
Start Today Co., Ltd.	500	13,995

Total Internet & Catalog Retail		110,959

Internet Software & Services - 2.6%
DeNa Co., Ltd.(a)	900	17,696
GMO Internet, Inc.	700	9,393
Gree, Inc.(a)	1,000	5,843
Internet Initiative Japan, Inc.	400	7,028
Kakaku.com, Inc.(a)	1,100	15,930
Mixi, Inc.(a)	420	20,869
Yahoo Japan Corp.(a)	10,400	41,986

Total Internet Software & Services		118,745

IT Services - 6.0%
Fujitsu Ltd.	15,500	86,693
IT Holdings Corp.	800	17,024
Itochu Techno-Solutions Corp.	500	12,463
NEC Networks & System Integration Corp.(a)	300	6,556
NET One Systems Co., Ltd.(a)	900	6,318
Nomura Research Institute Ltd.	930	36,405
NS Solutions Corp.	200	6,620
NTT Data Corp.	1,000	43,722
Obic Co., Ltd.	500	22,310
Otsuka Corp.	400	18,698
SCSK Corp.	500	15,262

Total IT Services		272,071

Leisure Products - 2.5%
Bandai Namco Holdings, Inc.	1,800	34,833
Heiwa Corp.(a)	400	7,970
Sankyo Co., Ltd.	440	15,588
Sega Sammy Holdings, Inc.(a)	1,800	23,536
Yamaha Corp.	1,500	30,278

Total Leisure Products		112,205

Media - 4.4%
Avex Group Holdings, Inc.	400	7,028
Daiichikosho Co., Ltd.	400	14,089
Dentsu, Inc.(a)	1,940	100,516
Hakuhodo DY Holdings, Inc.(a)	2,400	25,713
Shochiku Co., Ltd.	1,000	8,957
SKY Perfect JSAT Holdings, Inc.	1,800	9,664
Toei Co., Ltd.	700	4,994
Toho Co., Ltd.	1,190	29,613

Total Media		200,574

Semiconductors & Semiconductor Equipment - 3.6%
Advantest Corp.(a)	1,300	13,535
Disco Corp.	230	19,041
Micronics Japan Co., Ltd.(a)	200	4,604
Sanken Electric Co., Ltd.	900	5,568
SCREEN Holdings Co., Ltd.(a)	1,700	10,711
Sumco Corp.(a)	1,300	16,286
Tokyo Electron Ltd.	1,310	82,937
Tokyo Seimitsu Co., Ltd.	400	8,777

Total Semiconductors & Semiconductor Equipment		161,459

Software - 2.5%
Capcom Co., Ltd.	500	9,688
GungHo Online Entertainment, Inc.(a)	3,400	13,226
Konami Corp.(a)	1,000	18,600
Nexon Co., Ltd.	1,400	19,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

June 30, 2015

Investments	Shares	Value
Oracle Corp.(a)	250	$10,461
Square Enix Holdings Co., Ltd.(a)	630	13,947
Trend Micro, Inc.(a)	770	26,366

Total Software		111,555

Technology Hardware, Storage & Peripherals - 14.4%
Brother Industries Ltd.(a)	2,030	28,767
Canon, Inc.(a)	8,170	265,901
Eizo Corp.(a)	200	4,601
FUJIFILM Holdings Corp.	3,490	124,738
Hitachi Maxell Ltd.	400	6,463
Konica Minolta, Inc.	3,700	43,209
NEC Corp.	19,500	59,122
Ricoh Co., Ltd.(a)	5,400	56,045
Riso Kagaku Corp.	400	7,574
Seiko Epson Corp.	2,200	39,032
Toshiba TEC Corp.	1,200	6,502
Wacom Co., Ltd.(a)	1,600	5,819

Total Technology Hardware, Storage & Peripherals		647,773

Wireless Telecommunication Services - 17.4%
Japan Communications, Inc.*(a)	1,500	5,099
KDDI Corp.	11,400	275,206
NTT DOCOMO, Inc.	9,850	188,685
SoftBank Corp.	5,390	317,546

Total Wireless Telecommunication Services		786,536

TOTAL COMMON STOCKS (Cost: $4,144,643)		4,533,305

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.4%

United States - 25.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $1,144,281)(c)	1,144,281	1,144,281

TOTAL INVESTMENTS IN SECURITIES - 125.9% (Cost: $5,288,924)		5,677,586
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (25.9)%		(1,168,442)

NET ASSETS - 100.0%		$4,509,144

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $1,092,586 and the total market value of the collateral held by the Fund was $1,149,481. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,200. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.1%

Japan - 99.1%

Air Freight & Logistics - 0.4%
AIT Corp.	20,100	$190,545
Kintetsu World Express, Inc.	11,383	511,638
Konoike Transport Co., Ltd.	11,900	144,805
Yusen Logistics Co., Ltd.	27,600	320,513

Total Air Freight & Logistics		1,167,501

Auto Components - 4.9%
Aisan Industry Co., Ltd.	35,500	333,343
Akebono Brake Industry Co., Ltd.(a)	160,732	516,224
Calsonic Kansei Corp.	106,000	754,513
Daido Metal Co., Ltd.	36,800	354,271
Daikyonishikawa Corp.	5,700	195,178
Eagle Industry Co., Ltd.	18,100	421,271
Exedy Corp.	33,725	843,366
FCC Co., Ltd.	35,400	540,988
G-Tekt Corp.	33,700	329,110
H-One Co., Ltd.	36,400	220,128
Keihin Corp.	17,621	252,870
Kinugawa Rubber Industrial Co., Ltd.	42,372	230,620
KYB Co., Ltd.(a)	250,400	867,647
Nifco, Inc.(a)	41,686	1,808,954
Nissan Shatai Co., Ltd.	24,100	330,091
Nissin Kogyo Co., Ltd.	41,900	692,027
Pacific Industrial Co., Ltd.(a)	37,300	356,646
Press Kogyo Co., Ltd.(a)	72,200	338,092
Riken Corp.	91,687	353,665
Sanden Holdings Corp.	79,963	372,483
Shoei Co., Ltd.	8,600	158,344
Showa Corp.	71,200	709,294
Sumitomo Riko Co., Ltd.	57,300	457,501
Taiho Kogyo Co., Ltd.	34,300	456,343
Tokai Rika Co., Ltd.	64,758	1,619,413
Topre Corp.	38,100	688,114
TPR Co., Ltd.	20,500	616,516
TS Tech Co., Ltd.	28,700	768,132
Unipres Corp.	13,403	280,733
Yorozu Corp.	9,800	216,319

Total Auto Components		16,082,196

Banks - 7.6%
77 Bank Ltd. (The)	184,000	1,123,262
Akita Bank Ltd. (The)	83,000	268,606
Aomori Bank Ltd. (The)	151,622	500,595
Ashikaga Holdings Co., Ltd.	185,300	799,562
Awa Bank Ltd. (The)	72,378	461,364
Bank of Nagoya Ltd. (The)(a)	101,691	398,071
Bank of Okinawa Ltd. (The)	8,900	380,395
Bank of Saga Ltd. (The)	164,448	419,301
Bank of the Ryukyus Ltd.	23,508	350,800
Chukyo Bank Ltd. (The)	113,000	211,474
Daishi Bank Ltd. (The)	205,552	868,470
Eighteenth Bank Ltd. (The)	158,046	484,348
FIDEA Holdings Co., Ltd.(a)	154,827	339,097
Fukui Bank Ltd. (The)	178,671	391,320
Higashi-Nippon Bank Ltd. (The)	196,000	709,582
Higo Bank Ltd. (The)	82,000	534,091
Hokkoku Bank Ltd. (The)	71,621	262,802
Hokuetsu Bank Ltd. (The)	206,000	429,289
Hyakugo Bank Ltd. (The)	68,000	337,319
Hyakujushi Bank Ltd. (The)	138,000	493,965
Juroku Bank Ltd. (The)	227,000	929,408
Kagoshima Bank Ltd. (The)	83,719	605,494
Kansai Urban Banking Corp.	49,400	599,913
Keiyo Bank Ltd. (The)	143,684	756,201
Kiyo Bank Ltd. (The)	43,290	661,210
Mie Bank Ltd. (The)	142,389	336,292
Minato Bank Ltd. (The)	208,000	533,747
Miyazaki Bank Ltd. (The)	191,000	714,894
Musashino Bank Ltd. (The)	20,005	790,456
Nanto Bank Ltd. (The)	109,000	390,161
Nishi-Nippon City Bank Ltd. (The)	555,000	1,601,070
North Pacific Bank Ltd.	166,915	746,149
Ogaki Kyoritsu Bank Ltd. (The)	259,423	947,674
Oita Bank Ltd. (The)(a)	98,000	418,061
San-In Godo Bank Ltd. (The)	72,000	694,905
Senshu Ikeda Holdings, Inc.	154,940	702,748
Shiga Bank Ltd. (The)	92,923	501,199
Shikoku Bank Ltd. (The)	166,000	378,491
Tochigi Bank Ltd. (The)	37,843	215,866
Toho Bank Ltd. (The)	238,000	1,063,915
Tokyo TY Financial Group, Inc.	14,600	496,351
TOMONY Holdings, Inc.	54,377	248,855
Towa Bank Ltd. (The)	334,000	327,545
Yamagata Bank Ltd. (The)(a)	65,000	284,191
Yamanashi Chuo Bank Ltd. (The)	63,066	298,412

Total Banks		25,006,921

Beverages - 1.3%
Coca-Cola East Japan Co., Ltd.	52,900	979,189
Coca-Cola West Co., Ltd.(a)	68,479	1,236,780
Ito En Ltd.	39,000	818,469
Sapporo Holdings Ltd.	201,992	751,084
Takara Holdings, Inc.	51,911	406,413

Total Beverages		4,191,935

Building Products - 1.9%
Aica Kogyo Co., Ltd.	37,815	878,894
Bunka Shutter Co., Ltd.	37,300	294,462
Central Glass Co., Ltd.	133,933	561,497
Nichias Corp.	55,827	346,281
Nichiha Corp.	12,800	196,762
Nitto Boseki Co., Ltd.	121,996	538,372
Noritz Corp.	22,300	420,796
Okabe Co., Ltd.	44,400	348,335
Sanwa Holdings Corp.	144,566	1,218,057
Sekisui Jushi Corp.	25,800	335,875
Takara Standard Co., Ltd.	12,063	85,471
Takasago Thermal Engineering Co., Ltd.	86,872	1,054,973

Total Building Products		6,279,775

Capital Markets - 2.3%
GCA Savvian Corp.	21,200	263,343
Ichigo Group Holdings Co., Ltd.(a)	80,300	198,182
Ichiyoshi Securities Co., Ltd.(a)	32,388	316,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2015

Investments	Shares	Value
IwaiCosmo Holdings, Inc.	33,600	$429,456
kabu.com Securities Co., Ltd.	334,000	1,119,111
Kyokuto Securities Co., Ltd.	35,600	516,406
Marusan Securities Co., Ltd.	147,800	1,590,754
Matsui Securities Co., Ltd.	324,700	2,852,552
Monex Group, Inc.(a)	122,194	336,529
Toyo Securities Co., Ltd.	21,198	66,176

Total Capital Markets		7,689,071

Chemicals - 8.0%
ADEKA Corp.	75,925	1,054,815
Chugoku Marine Paints Ltd.	52,000	386,712
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,714	255,715
Daiso Co., Ltd.	54,000	195,056
Denki Kagaku Kogyo K.K.	433,000	1,924,995
DIC Corp.	572,000	1,430,409
Fujimi, Inc.	25,700	386,870
Fujimori Kogyo Co., Ltd.	7,200	217,709
JSP Corp.(a)	20,023	322,849
Kaneka Corp.(a)	238,000	1,740,775
Kureha Corp.	143,648	565,834
Lintec Corp.	43,165	986,659
Mitsubishi Gas Chemical Co., Inc.	297,000	1,665,035
Nihon Nohyaku Co., Ltd.	22,788	221,241
Nihon Parkerizing Co., Ltd.	46,000	467,274
Nippon Kayaku Co., Ltd.	104,000	1,121,889
Nippon Shokubai Co., Ltd.	79,000	1,082,041
Nippon Soda Co., Ltd.	88,091	566,564
Nippon Synthetic Chemical Industry Co., Ltd. (The)	18,860	128,235
Nippon Valqua Industries Ltd.	118,688	321,054
NOF Corp.	111,000	891,701
Okamoto Industries, Inc.	42,436	158,834
Sakai Chemical Industry Co., Ltd.	119,000	426,928
Sakata INX Corp.	56,000	495,174
Sanyo Chemical Industries Ltd.	44,176	310,476
Sekisui Plastics Co., Ltd.	72,000	264,193
Shikoku Chemicals Corp.	26,000	223,953
Showa Denko K.K.(a)	791,692	1,048,127
Sumitomo Bakelite Co., Ltd.	119,092	540,155
Sumitomo Seika Chemicals Co., Ltd.	69,000	453,929
Taiyo Holdings Co., Ltd.	22,891	957,806
Takasago International Corp.	50,000	209,210
Takiron Co., Ltd.	67,000	297,863
Toagosei Co., Ltd.	92,500	771,810
Tokai Carbon Co., Ltd.	103,000	323,230
Toyo Ink SC Holdings Co., Ltd.	255,512	1,025,264
Toyobo Co., Ltd.	401,531	639,877
Ube Industries Ltd.	809,930	1,528,982
Zeon Corp.	96,000	886,528

Total Chemicals		26,495,771

Commercial Services & Supplies - 2.2%
Aeon Delight Co., Ltd.	35,700	1,094,063
Daiseki Co., Ltd.	15,207	294,409
Itoki Corp.	35,000	199,935
Kokuyo Co., Ltd.	64,803	558,185
Kyodo Printing Co., Ltd.	60,049	170,286
Moshi Moshi Hotline, Inc.	30,200	338,366
NAC Co., Ltd.	34,338	288,196
Nippon Parking Development Co., Ltd.	218,400	317,699
Okamura Corp.	79,076	689,528
Park24 Co., Ltd.	92,900	1,592,051
Sato Holdings Corp.	21,738	614,665
Toppan Forms Co., Ltd.	70,500	971,957

Total Commercial Services & Supplies		7,129,340

Communications Equipment - 0.4%
Hitachi Kokusai Electric, Inc.	68,948	1,049,166
Japan Radio Co., Ltd.	60,000	206,922

Total Communications Equipment		1,256,088

Construction & Engineering - 4.4%
COMSYS Holdings Corp.	68,600	1,021,446
Fudo Tetra Corp.(a)	184,100	299,398
Hazama Ando Corp.	51,900	281,205
Kandenko Co., Ltd.	89,138	556,543
Kitano Construction Corp.	109,651	289,440
Kyowa Exeo Corp.	69,466	809,533
Kyudenko Corp.	32,890	591,329
Maeda Corp.(a)	72,087	499,569
Maeda Road Construction Co., Ltd.	44,694	823,277
Mirait Holdings Corp.	42,400	494,808
NDS Co., Ltd.	103,000	274,409
Nippo Corp.	35,358	606,228
Nippon Densetsu Kogyo Co., Ltd.	26,800	471,981
Nippon Koei Co., Ltd.	41,000	161,500
Nippon Road Co., Ltd. (The)	113,291	565,691
Nippon Steel & Sumikin Texeng Co., Ltd.	45,296	245,053
Nishimatsu Construction Co., Ltd.	165,037	619,066
Obayashi Road Corp.	33,000	177,453
Okumura Corp.(a)	136,853	699,000
Penta-Ocean Construction Co., Ltd.(a)	36,293	150,078
Raito Kogyo Co., Ltd.	21,700	176,097
SHO-BOND Holdings Co., Ltd.	6,500	271,442
Sumitomo Densetsu Co., Ltd.	17,100	246,232
Taikisha Ltd.	11,765	284,018
TOA ROAD Corp.	60,000	232,910
Toda Corp.	107,549	493,953
Toenec Corp.	75,000	466,432
Tokyu Construction Co., Ltd.	54,600	389,538
Toshiba Plant Systems & Services Corp.	31,600	385,041
Totetsu Kogyo Co., Ltd.	13,979	289,599
Toyo Construction Co., Ltd.	53,600	201,934
Toyo Engineering Corp.(a)	134,554	319,987
Yahagi Construction Co., Ltd.	32,800	232,400
Yokogawa Bridge Holdings Corp.	16,700	166,638
Yurtec Corp.	97,000	701,549

Total Construction & Engineering		14,494,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2015

Investments	Shares	Value
Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	189,404	$701,181

Containers & Packaging - 0.5%
FP Corp.(a)	20,400	742,712
Fuji Seal International, Inc.(a)	18,105	534,132
Rengo Co., Ltd.	130,000	538,635

Total Containers & Packaging		1,815,479

Distributors - 1.0%
Canon Marketing Japan, Inc.	96,300	1,639,300
Doshisha Co., Ltd.	31,400	556,842
Happinet Corp.(a)	16,800	176,423
Paltac Corp.	60,257	1,067,602

Total Distributors		3,440,167

Diversified Consumer Services - 0.9%
Benesse Holdings, Inc.	96,400	2,418,567
Meiko Network Japan Co., Ltd.	19,386	228,770
Studio Alice Co., Ltd.(a)	11,160	196,085

Total Diversified Consumer Services		2,843,422

Diversified Financial Services - 0.2%
Financial Products Group Co., Ltd.	17,600	133,908
Ricoh Leasing Co., Ltd.	16,800	515,539

Total Diversified Financial Services		649,447

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc. (The)	8,000	200,057

Electrical Equipment - 1.4%
Daihen Corp.	67,000	342,214
Fujikura Ltd.	154,715	866,095
GS Yuasa Corp.(a)	229,000	900,168
Idec Corp.	27,436	247,309
Nissin Electric Co., Ltd.	48,565	344,894
Nitto Kogyo Corp.	29,200	657,665
Sanyo Denki Co., Ltd.	18,000	144,306
Takaoka Toko Co., Ltd.	18,700	248,793
Ushio, Inc.	64,875	845,101

Total Electrical Equipment		4,596,545

Electronic Equipment, Instruments & Components - 5.2%
Ai Holdings Corp.	38,500	681,494
Amano Corp.	63,435	829,453
Anritsu Corp.	145,600	982,843
Azbil Corp.	66,754	1,726,608
Canon Electronics, Inc.	14,400	281,845
Citizen Holdings Co., Ltd.	178,600	1,246,471
CONEXIO Corp.	50,100	543,724
Daiwabo Holdings Co., Ltd.	210,396	417,817
Enplas Corp.(a)	9,789	397,992
Hakuto Co., Ltd.	23,234	284,812
Horiba Ltd.(a)	17,900	728,493
Japan Aviation Electronics Industry Ltd.	27,000	734,769
Kaga Electronics Co., Ltd.	35,600	462,292
Koa Corp.	23,947	257,543
Mitsumi Electric Co., Ltd.	45,400	307,948
Nippon Electric Glass Co., Ltd.	284,000	1,438,974
Nippon Signal Co., Ltd.	34,000	373,440
Nohmi Bosai Ltd.	55,291	659,705
Oki Electric Industry Co., Ltd.	531,000	1,115,245
Ryoden Trading Co., Ltd.	73,723	589,230
Ryosan Co., Ltd.	19,300	507,874
Sanshin Electronics Co., Ltd.(a)	38,500	393,920
Shinko Shoji Co., Ltd.	23,800	251,878
Siix Corp.(a)	17,200	451,207
SMK Corp.(a)	60,000	241,245
Taiyo Yuden Co., Ltd.	35,400	497,015
Tokyo Electron Device Ltd.	16,700	230,510
Topcon Corp.	13,100	315,817
UKC Holdings Corp.	9,600	205,471

Total Electronic Equipment, Instruments & Components		17,155,635

Energy Equipment & Services - 0.3%
Modec, Inc.(a)	36,704	563,315
Shinko Plantech Co., Ltd.	30,200	266,794

Total Energy Equipment & Services		830,109

Food & Staples Retailing - 3.0%
Ain Pharmaciez, Inc.	9,300	431,692
Arcs Co., Ltd.	39,194	854,571
Belc Co., Ltd.	19,100	596,265
Cawachi Ltd.	23,300	350,552
Cocokara fine, Inc.	13,800	474,793
Cosmos Pharmaceutical Corp.	1,300	176,358
Heiwado Co., Ltd.	35,263	876,063
Kato Sangyo Co., Ltd.	25,316	593,151
Life Corp.	11,300	259,402
Matsumotokiyoshi Holdings Co., Ltd.	24,600	1,135,864
Qol Co., Ltd.	43,600	583,637
San-A Co., Ltd.	13,900	615,683
UNY Group Holdings Co., Ltd.(a)	171,000	1,094,210
Valor Co., Ltd.	27,591	691,100
Welcia Holdings Co., Ltd.(a)	15,500	708,086
Yaoko Co., Ltd.	2,800	130,201
Yokohama Reito Co., Ltd.	53,228	415,419

Total Food & Staples Retailing		9,987,047

Food Products - 3.5%
Ariake Japan Co., Ltd.	25,128	1,028,818
Fuji Oil Co., Ltd.	38,500	675,201
Fujicco Co., Ltd.	34,000	688,252
Hokuto Corp.	24,391	500,119
J-Oil Mills, Inc.	157,981	542,247
Kameda Seika Co., Ltd.	2,300	89,000
Marudai Food Co., Ltd.	127,000	475,348
Maruha Nichiro Corp.	27,832	450,125
Megmilk Snow Brand Co., Ltd.	44,800	574,805
Mitsui Sugar Co., Ltd.	92,492	368,865
Morinaga & Co., Ltd.	167,439	717,019
Morinaga Milk Industry Co., Ltd.	112,411	412,475
Nichirei Corp.	150,096	1,036,498
Nippon Beet Sugar Manufacturing Co., Ltd.	157,000	259,175
Nippon Flour Mills Co., Ltd.	158,766	961,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2015

Investments	Shares	Value
Nippon Suisan Kaisha Ltd.	60,600	$173,334
Nisshin Oillio Group Ltd. (The)	151,000	619,475
Riken Vitamin Co., Ltd.	7,100	227,451
S Foods, Inc.	37,600	761,433
Sakata Seed Corp.	6,400	122,283
Showa Sangyo Co., Ltd.	169,000	687,795
Starzen Co., Ltd.	101,000	316,953

Total Food Products		11,688,103

Gas Utilities - 0.1%
K&O Energy Group, Inc.	18,900	297,482
Shizuoka Gas Co., Ltd.	22,492	157,158

Total Gas Utilities		454,640

Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co., Ltd.	2,500	171,413
Eiken Chemical Co., Ltd.	11,835	236,864
Hogy Medical Co., Ltd.	4,100	210,420
Nagaileben Co., Ltd.	24,926	479,107
Nakanishi, Inc.	9,500	375,761
Nihon Kohden Corp.	39,700	983,051
Nikkiso Co., Ltd.(a)	53,300	559,287
Nipro Corp.	163,800	1,677,289
Paramount Bed Holdings Co., Ltd.	22,521	665,333

Total Health Care Equipment & Supplies		5,358,525

Health Care Providers & Services - 0.6%
BML, Inc.	14,000	438,197
Ship Healthcare Holdings, Inc.	43,007	889,206
Toho Holdings Co., Ltd.(a)	21,700	499,917

Total Health Care Providers & Services		1,827,320

Hotels, Restaurants & Leisure - 3.1%
Accordia Golf Co., Ltd.	45,000	425,122
Doutor Nichires Holdings Co., Ltd.(a)	35,953	630,533
Fuji Kyuko Co., Ltd.	27,402	237,597
Hiramatsu, Inc.	43,900	295,979
HIS Co., Ltd.	5,500	187,431
Ichibanya Co., Ltd.(a)	6,318	260,227
Kyoritsu Maintenance Co., Ltd.	9,200	591,705
McDonald’s Holdings Co., Japan Ltd.	53,000	1,119,642
MOS Food Services, Inc.(a)	13,900	288,985
Ohsho Food Service Corp.	17,600	606,971
PGM Holdings K.K.	24,100	257,416
Plenus Co., Ltd.	32,068	577,861
Resorttrust, Inc.	57,208	1,392,272
Round One Corp.	127,437	621,745
Royal Holdings Co., Ltd.(a)	4,600	76,764
Saizeriya Co., Ltd.	30,800	683,885
Skylark Co., Ltd.	71,700	945,140
St. Marc Holdings Co., Ltd.	16,700	550,002
Tokyotokeiba Co., Ltd.(a)	79,424	188,232
Yoshinoya Holdings Co., Ltd.	28,400	344,193

Total Hotels, Restaurants & Leisure		10,281,702

Household Durables - 2.4%
Alpine Electronics, Inc.	16,300	314,371
Cleanup Corp.	18,800	137,046
First Juken Co., Ltd.	20,300	232,754
Foster Electric Co., Ltd.	23,600	530,959
France Bed Holdings Co., Ltd.	301,000	464,912
Fujitsu General Ltd.	41,000	525,714
Mitsui Home Co., Ltd.	43,000	198,897
Nihon House Holdings Co., Ltd.	81,600	382,776
Nissei Build Kogyo Co., Ltd.	67,000	212,446
PanaHome Corp.	97,177	691,711
Pressance Corp.	9,600	322,053
Sangetsu Co., Ltd.	51,900	791,871
Starts Corp., Inc.	35,200	549,150
Sumitomo Forestry Co., Ltd.	70,700	872,447
Tamron Co., Ltd.	15,766	332,804
TOA Corp.	25,752	271,063
Token Corp.	8,170	516,112
West Holdings Corp.	61,100	439,407

Total Household Durables		7,786,493

Household Products - 0.6%
Earth Chemical Co., Ltd.	20,500	778,184
Lion Corp.(a)	169,013	1,354,977

Total Household Products		2,133,161

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.	86,000	962,154
TOKAI Holdings Corp.	102,200	415,933

Total Industrial Conglomerates		1,378,087

Internet & Catalog Retail - 0.4%
ASKUL Corp.(a)	23,265	732,943
Belluna Co., Ltd.	53,084	289,356
Senshukai Co., Ltd.(a)	53,076	372,159

Total Internet & Catalog Retail		1,394,458

Internet Software & Services - 0.8%
Dip Corp.	1,400	133,404
F@N Communications, Inc.(a)	41,800	309,490
GMO Internet, Inc.	55,272	741,688
Gree, Inc.	117,700	687,742
Gurunavi, Inc.	16,700	275,137
Internet Initiative Japan, Inc.	20,500	360,193
NIFTY Corp.	15,000	181,670

Total Internet Software & Services		2,689,324

IT Services - 1.8%
DTS Corp.	21,491	485,442
Future Architect, Inc.	35,100	229,477
Ines Corp.(a)	30,710	342,826
Information Services International-Dentsu Ltd.	26,800	300,929
IT Holdings Corp.	44,400	944,858
NEC Networks & System Integration Corp.	36,279	792,793
NET One Systems Co., Ltd.	107,358	753,651
Nihon Unisys Ltd.	55,100	566,468
NS Solutions Corp.	29,890	989,290
Transcosmos, Inc.	18,800	500,862

Total IT Services		5,906,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2015

Investments	Shares	Value
Leisure Products - 1.4%
Dunlop Sports Co., Ltd.	41,486	$400,739
Fields Corp.	38,400	617,902
Heiwa Corp.(a)	104,900	2,090,027
Mizuno Corp.(a)	71,616	339,454
Tomy Co., Ltd.(a)	37,200	194,262
Universal Entertainment Corp.(a)	41,100	929,381

Total Leisure Products		4,571,765

Life Sciences Tools & Services - 0.1%
CMIC Holdings Co., Ltd.	17,900	249,853
EPS Holdings, Inc.	11,900	144,416

Total Life Sciences Tools & Services		394,269

Machinery - 6.5%
Aida Engineering Ltd.	63,700	698,610
Alinco, Inc.	22,900	211,474
Anest Iwata Corp.	38,200	238,818
Asahi Diamond Industrial Co., Ltd.(a)	32,200	362,880
Bando Chemical Industries Ltd.	78,787	328,373
CKD Corp.	31,841	365,339
Daifuku Co., Ltd.	28,104	432,935
DMG Mori Co., Ltd.	50,300	972,169
Ebara Corp.	270,000	1,308,462
Fujitec Co., Ltd.	51,461	641,344
Furukawa Co., Ltd.	271,000	482,801
Glory Ltd.	24,700	731,725
Hitachi Koki Co., Ltd.	71,227	594,310
Hitachi Zosen Corp.	70,600	402,720
Iseki & Co., Ltd.(a)	164,000	324,341
Japan Steel Works Ltd. (The)	64,524	266,818
Kato Works Co., Ltd.	40,000	235,361
Kito Corp.	15,600	152,093
Kitz Corp.	70,189	351,045
Kobelco Eco-Solutions Co., Ltd.	70,000	380,991
Kyokuto Kaihatsu Kogyo Co., Ltd.	21,780	236,907
Makino Milling Machine Co., Ltd.	45,578	460,008
Max Co., Ltd.	24,333	260,501
Meidensha Corp.	108,000	405,998
Mitsubishi Nichiyu Forklift Co., Ltd.	48,200	242,645
Mitsuboshi Belting Co., Ltd.	17,092	135,490
Mitsui Engineering & Shipbuilding Co., Ltd.	244,404	423,435
Miura Co., Ltd.	72,000	834,945
Morita Holdings Corp.	30,205	295,225
Nachi-Fujikoshi Corp.	91,000	536,935
Nippon Thompson Co., Ltd.	63,051	353,475
Nitta Corp.	14,300	396,752
Obara Group, Inc.	9,379	504,342
Oiles Corp.(a)	26,000	493,801
OKUMA Corp.	45,852	518,231
OSG Corp.(a)	45,600	977,848
Ryobi Ltd.	79,000	308,601
Shinmaywa Industries Ltd.	54,685	500,976
Sodick Co., Ltd.(a)	28,300	231,738
Star Micronics Co., Ltd.(a)	41,634	710,430
Tadano Ltd.	42,000	628,121
Tocalo Co., Ltd.	15,900	372,535
Toshiba Machine Co., Ltd.	52,806	242,097
Tsubakimoto Chain Co.	82,228	804,371
Tsugami Corp.	41,000	225,833
Union Tool Co.	15,300	492,016
YAMABIKO Corp.	6,100	279,165

Total Machinery		21,355,030

Marine - 0.6%
Kawasaki Kisen Kaisha Ltd.(a)	742,000	1,752,446
NS United Kaiun Kaisha Ltd.	154,000	333,510

Total Marine		2,085,956

Media - 1.2%
Avex Group Holdings, Inc.	29,499	518,309
Daiichikosho Co., Ltd.	37,500	1,320,843
Kadokawa Dwango*	25,300	328,333
SKY Perfect JSAT Holdings, Inc.	143,900	772,625
Toei Co., Ltd.	54,313	387,490
Tv Tokyo Holdings Corp.	16,300	259,090
Wowow, Inc.	6,800	210,616
Zenrin Co., Ltd.(a)	22,887	299,636

Total Media		4,096,942

Metals & Mining - 2.9%
Aichi Steel Corp.	61,000	272,684
Asahi Holdings, Inc.	26,100	444,936
Daido Steel Co., Ltd.	158,000	658,522
Dowa Holdings Co., Ltd.	154,000	1,454,861
Godo Steel Ltd.	90,000	167,695
Kyoei Steel Ltd.(a)	22,114	409,335
Mitsubishi Steel Manufacturing Co., Ltd.	107,000	231,725
Mitsui Mining & Smelting Co., Ltd.	323,000	873,722
Neturen Co., Ltd.(a)	29,500	212,634
Nippon Denko Co., Ltd.	125,341	291,931
Nippon Light Metal Holdings Co., Ltd.	375,700	647,838
Nisshin Steel Co., Ltd.(a)	82,528	1,024,476
Osaka Steel Co., Ltd.	13,900	258,769
OSAKA Titanium Technologies Co., Ltd.	6,100	164,009
Sanyo Special Steel Co., Ltd.	78,000	363,339
Toho Zinc Co., Ltd.	13,967	43,716
Tokyo Steel Manufacturing Co., Ltd.	17,300	127,101
Topy Industries Ltd.	64,000	163,707
Toyo Kohan Co., Ltd.	84,205	417,705
UACJ Corp.(a)	297,632	754,022
Yamato Kogyo Co., Ltd.	33,600	785,048

Total Metals & Mining		9,767,775

Multiline Retail - 0.4%
H2O Retailing Corp.(a)	37,900	789,809
Parco Co., Ltd.	38,700	383,632
Seria Co., Ltd.	7,900	297,626

Total Multiline Retail		1,471,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2015

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 0.8%
BP Castrol K.K.	21,800	$231,958
Itochu Enex Co., Ltd.	101,781	978,176
Nippon Coke & Engineering Co., Ltd.	308,273	297,276
Nippon Gas Co., Ltd.	22,600	708,299
San-Ai Oil Co., Ltd.	56,916	369,316
Sinanen Co., Ltd.	43,771	172,058

Total Oil, Gas & Consumable Fuels		2,757,083

Paper & Forest Products - 0.8%
Daio Paper Corp.(a)	20,478	205,843
Hokuetsu Kishu Paper Co., Ltd.(a)	99,832	551,518
Nippon Paper Industries Co., Ltd.(a)	87,500	1,534,548
Tokushu Tokai Paper Co., Ltd.	111,000	276,672

Total Paper & Forest Products		2,568,581

Personal Products - 0.9%
Artnature, Inc.	40,100	374,243
Fancl Corp.	45,000	626,650
Kobayashi Pharmaceutical Co., Ltd.	11,300	768,324
Mandom Corp.	12,453	554,643
Milbon Co., Ltd.	8,600	273,746
Noevir Holdings Co., Ltd.	22,800	491,346

Total Personal Products		3,088,952

Pharmaceuticals - 2.2%
Fuji Pharma Co., Ltd.	14,800	269,113
KYORIN Holdings, Inc.	28,285	577,188
Mochida Pharmaceutical Co., Ltd.	7,811	442,367
Nichi-iko Pharmaceutical Co., Ltd.	32,100	872,247
Nippon Shinyaku Co., Ltd.	28,000	858,089
Rohto Pharmaceutical Co., Ltd.(a)	42,700	705,589
Sawai Pharmaceutical Co., Ltd.(a)	19,024	1,108,496
Torii Pharmaceutical Co., Ltd.	13,700	364,430
Towa Pharmaceutical Co., Ltd.	7,200	460,720
Tsumura & Co.	51,400	1,106,424
ZERIA Pharmaceutical Co., Ltd.(a)	34,400	502,654

Total Pharmaceuticals		7,267,317

Professional Services - 1.2%
FULLCAST Holdings Co., Ltd.	31,100	194,939
Funai Soken Holdings, Inc.	20,200	236,229
Meitec Corp.	33,200	1,237,217
Nihon M&A Center, Inc.	9,416	388,598
Nomura Co., Ltd.	27,300	331,531
Space Co., Ltd.	25,900	260,344
Temp Holdings Co., Ltd.	16,600	599,616
Weathernews, Inc.	7,400	233,735
Yumeshin Holdings Co., Ltd.(a)	91,800	585,167

Total Professional Services		4,067,376

Real Estate Management & Development - 1.6%
Airport Facilities Co., Ltd.	46,519	249,389
Daibiru Corp.	54,300	502,774
Daikyo, Inc.	586,000	943,423
Goldcrest Co., Ltd.	20,900	412,825
Heiwa Real Estate Co., Ltd.	28,868	396,341
Jowa Holdings Co., Ltd.(a)	16,500	764,557
Kenedix, Inc.	65,600	252,503
Open House Co., Ltd.	17,000	287,721
Relo Holdings, Inc.	8,446	835,178
Takara Leben Co., Ltd.	60,200	358,647
TOC Co., Ltd.	39,900	279,119

Total Real Estate Management & Development		5,282,477

Road & Rail - 2.3%
Fukuyama Transporting Co., Ltd.(a)	128,059	710,596
Hitachi Transport System Ltd.	37,300	619,711
Ichinen Holdings Co., Ltd.	26,000	247,538
Maruzen Showa Unyu Co., Ltd.	81,000	286,626
Nankai Electric Railway Co., Ltd.	157,000	705,676
Nippon Konpo Unyu Soko Co., Ltd.	53,060	926,214
Nishi-Nippon Railroad Co., Ltd.	144,000	661,365
Sankyu, Inc.	191,532	1,047,153
Seino Holdings Co., Ltd.	68,760	770,962
Senko Co., Ltd.(a)	102,156	647,006
Sotetsu Holdings, Inc.	212,000	1,105,349

Total Road & Rail		7,728,196

Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp.(a)	42,700	444,570
Axell Corp.	21,400	298,881
Lasertec Corp.	15,500	214,326
MegaChips Corp.	21,300	264,760
Mimasu Semiconductor Industry Co., Ltd.	14,827	149,282
Mitsui High-Tec, Inc.	25,300	176,778
Nuflare Technology, Inc.(a)	9,600	415,805
Sanken Electric Co., Ltd.	36,000	222,711
SCREEN Holdings Co., Ltd.(a)	60,000	378,049
Shindengen Electric Manufacturing Co., Ltd.(a)	44,000	220,423
Shinko Electric Industries Co., Ltd.	104,153	751,580
Tokyo Seimitsu Co., Ltd.	23,300	511,261

Total Semiconductors & Semiconductor Equipment		4,048,426

Software - 1.4%
Capcom Co., Ltd.	35,013	678,428
Fuji Soft, Inc.	14,200	289,303
Imagica Robot Holdings, Inc.	38,800	176,616
Konami Corp.	44,700	831,424
Marvelous, Inc.(a)	15,400	193,562
MTI Ltd.	16,800	110,384
NSD Co., Ltd.	61,000	807,085
Square Enix Holdings Co., Ltd.	61,800	1,368,171
Systena Corp.	26,800	229,968

Total Software		4,684,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2015

Investments	Shares	Value
Specialty Retail - 5.7%
Adastria Co., Ltd.	16,700	$597,769
AOKI Holdings, Inc.	55,454	791,261
Aoyama Trading Co., Ltd.	39,900	1,614,065
Arcland Sakamoto Co., Ltd.	12,108	273,695
Autobacs Seven Co., Ltd.	79,700	1,333,924
Bic Camera, Inc.	35,700	449,879
Chiyoda Co., Ltd.	32,491	763,120
DCM Holdings Co., Ltd.	109,745	1,075,342
EDION Corp.(a)	99,939	708,104
Geo Holdings Corp.(a)	79,000	972,933
Gulliver International Co., Ltd.(a)	53,060	493,894
Joshin Denki Co., Ltd.	41,000	315,965
Joyful Honda Co., Ltd.	17,800	374,576
K’s Holdings Corp.(a)	34,174	1,231,621
Kohnan Shoji Co., Ltd.(a)	55,600	722,462
Komeri Co., Ltd.	22,737	520,462
Konaka Co., Ltd.	34,200	202,632
Kyoto Kimono Yuzen Co., Ltd.	38,400	323,857
Nishimatsuya Chain Co., Ltd.	45,500	458,105
Nojima Corp.	10,000	113,595
Pal Co., Ltd.	15,100	496,073
Sanrio Co., Ltd.(a)	64,642	1,756,504
Shimachu Co., Ltd.(a)	30,064	867,290
T-Gaia Corp.	71,000	1,125,068
United Arrows Ltd.(a)	26,429	828,302
VT Holdings Co., Ltd.	69,900	416,435

Total Specialty Retail		18,826,933

Technology Hardware, Storage & Peripherals - 1.2%
Eizo Corp.	12,400	285,261
Elecom Co., Ltd.(a)	10,000	245,577
Hitachi Maxell Ltd.	51,100	825,601
Riso Kagaku Corp.(a)	37,800	715,749
Roland DG Corp.	12,200	344,469
Toshiba TEC Corp.	197,655	1,070,938
Wacom Co., Ltd.(a)	96,311	350,250

Total Technology Hardware, Storage & Peripherals		3,837,845

Textiles, Apparel & Luxury Goods - 1.7%
Descente Ltd.	41,753	626,815
Fujibo Holdings, Inc.	93,000	215,846
Gunze Ltd.	163,834	448,530
Japan Vilene Co., Ltd.	64,000	419,466
Japan Wool Textile Co., Ltd. (The)	51,025	393,222
Kurabo Industries Ltd.	161,766	346,363
Onward Holdings Co., Ltd.(a)	41,433	285,780
Sanyo Shokai Ltd.	126,000	347,011
Seiko Holdings Corp.(a)	97,000	491,481
Seiren Co., Ltd.	48,711	515,513
Wacoal Holdings Corp.	104,000	1,216,230
Yondoshi Holdings, Inc.(a)	14,600	354,843

Total Textiles, Apparel & Luxury Goods		5,661,100

Trading Companies & Distributors - 3.0%
Daiichi Jitsugyo Co., Ltd.	27,000	144,527
Hanwa Co., Ltd.	154,114	724,190
Inaba Denki Sangyo Co., Ltd.	31,894	1,110,354
Inabata & Co., Ltd.	69,341	758,776
Iwatani Corp.(a)	38,166	242,037
Japan Pulp & Paper Co., Ltd.	112,578	309,126
Kanamoto Co., Ltd.	11,928	302,672
Kanematsu Corp.	209,000	365,513
Kuroda Electric Co., Ltd.	26,565	494,328
MonotaRO Co., Ltd.	3,600	158,280
Nagase & Co., Ltd.	71,204	983,408
Nippon Steel & Sumikin Bussan Corp.	233,000	851,150
Nishio Rent All Co., Ltd.	14,300	357,602
Onoken Co., Ltd.	27,700	275,721
Seika Corp.	87,000	232,493
Shinsho Corp.	115,000	264,087
Trusco Nakayama Corp.	22,100	752,229
Wakita & Co., Ltd.	35,100	357,985
Yamazen Corp.	76,306	696,554
Yuasa Trading Co., Ltd.	19,800	474,106

Total Trading Companies & Distributors		9,855,138

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	67,000	629,674
Mitsubishi Logistics Corp.	31,000	407,371
Nissin Corp.	80,000	239,284
Sumitomo Warehouse Co., Ltd. (The)	89,538	500,503

Total Transportation Infrastructure		1,776,832

TOTAL COMMON STOCKS (Cost: $283,981,276)		328,104,874

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $1,610,899)	27,550	1,575,860

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.0%

United States - 9.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $29,664,744)(d)	29,664,744	29,664,744

TOTAL INVESTMENTS IN SECURITIES - 108.6% (Cost: $315,256,919)		359,345,478
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (8.6)%		(28,318,194)

NET ASSETS - 100.0%		$331,027,284

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2015

(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $30,620,066 and the total market value of the collateral held by the Fund was $32,254,614. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,589,870. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.0%

South Korea - 100.0%

Aerospace & Defense - 1.8%
Korea Aerospace Industries Ltd.	7,004	$499,187

Air Freight & Logistics - 4.5%
Hyundai Glovis Co., Ltd.	6,743	1,221,109

Auto Components - 10.3%
Halla Visteon Climate Control Corp.	14,256	492,688
Hankook Tire Co., Ltd.	24,642	927,844
Hyundai Mobis Co., Ltd.	5,251	997,994
Kumho Tire Co., Inc.*	27,218	177,395
Nexen Tire Corp.	19,455	218,017

Total Auto Components		2,813,938

Automobiles - 7.7%
Hyundai Motor Co.	7,647	932,352
Kia Motors Corp.	28,376	1,152,389

Total Automobiles		2,084,741

Biotechnology - 0.7%
Medy-Tox, Inc.	364	181,763

Building Products - 0.5%
LG Hausys Ltd.	1,037	138,521

Chemicals - 16.2%
AK Holdings, Inc.	2,064	144,329
Hanwha Chemical Corp.	11,103	186,137
Hyosung Corp.	9,831	1,269,142
Kumho Petrochemical Co., Ltd.	3,356	213,013
LG Chem Ltd.	7,553	1,885,795
Lotte Chemical Corp.	2,723	705,497

Total Chemicals		4,403,913

Construction & Engineering - 4.3%
Hyundai Engineering & Construction Co., Ltd.	25,139	925,147
KEPCO Engineering & Construction Co., Inc.	3,435	118,098
Samsung Engineering Co., Ltd.*	4,290	121,533

Total Construction & Engineering		1,164,778

Construction Materials - 0.6%
Ssangyong Cement Industrial Co., Ltd.*	12,073	172,093

Electrical Equipment - 0.8%
LS Corp.	5,777	225,031

Electronic Equipment, Instruments & Components - 5.8%
LG Display Co., Ltd.	41,223	955,322
Samsung Electro-Mechanics Co., Ltd.	13,643	625,001

Total Electronic Equipment, Instruments & Components		1,580,323

Food Products - 1.2%
CJ CheilJedang Corp.	821	324,587

Household Durables - 3.2%
LG Electronics, Inc.	20,581	870,880

Industrial Conglomerates - 7.4%
CJ Corp.	4,253	1,128,592
Doosan Corp.	3,065	299,507
SK Holdings Co., Ltd.	3,234	574,057

Total Industrial Conglomerates		2,002,156

Internet Software & Services - 3.2%
NAVER Corp.	1,513	859,960

Machinery - 1.6%
Doosan Infracore Co., Ltd.*	10,684	93,866
Samsung Heavy Industries Co., Ltd.(a)	23,013	351,761

Total Machinery		445,627

Media - 0.6%
Cheil Worldwide, Inc.*	10,231	158,677

Metals & Mining - 10.6%
Hyundai Hysco Co., Ltd.	6,484	334,823
Hyundai Steel Co.	20,197	1,225,816
POSCO	6,643	1,334,020

Total Metals & Mining		2,894,659

Personal Products - 0.3%
Cosmax, Inc.	391	70,632

Pharmaceuticals - 1.0%
Hanmi Pharm Co., Ltd.*	642	268,783

Semiconductors & Semiconductor Equipment - 4.2%
Eo Technics Co., Ltd.	721	60,695
SK Hynix, Inc.	28,789	1,091,734

Total Semiconductors & Semiconductor Equipment		1,152,429

Software - 2.4%
Com2uSCorp*	865	96,003
NCSoft Corp.	2,691	478,877
NHN Entertainment Corp.*	1,596	85,277

Total Software		660,157

Technology Hardware, Storage & Peripherals - 8.1%
Samsung Electronics Co., Ltd.	1,936	2,200,769

Textiles, Apparel & Luxury Goods - 1.4%
Hansae Co., Ltd.	3,556	121,621
Youngone Corp.	5,251	259,384

Total Textiles, Apparel & Luxury Goods		381,005

Trading Companies & Distributors - 1.6%
Daewoo International Corp.	18,690	432,294

TOTAL COMMON STOCKS (Cost: $28,206,114)		27,208,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Korea Hedged Equity Fund (DXKW)

June 30, 2015

Investments	Shares	Value
RIGHTS - 0.0%

South Korea - 0.0%
Com2uSCorp, expiring 7/31/15* (Cost $0)	140	$1,406

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $160,500)(c)	160,500	160,500

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $28,366,614)		27,369,918
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(167,463)

NET ASSETS - 100.0%		$27,202,455

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $152,853 and the total market value of the collateral held by the Fund was $160,500. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 3.0%
Boeing Co. (The)	91,089	$12,635,866
General Dynamics Corp.	31,613	4,479,246
Honeywell International, Inc.	89,402	9,116,322
Lockheed Martin Corp.	53,759	9,993,798
Northrop Grumman Corp.	21,216	3,365,494
Precision Castparts Corp.	377	75,351
Raytheon Co.	37,773	3,614,121
Rockwell Collins, Inc.	9,738	899,304
Textron, Inc.	2,039	91,001
United Technologies Corp.	100,758	11,177,085

Total Aerospace & Defense		55,447,588

Air Freight & Logistics - 0.5%
FedEx Corp.	6,922	1,179,509
United Parcel Service, Inc. Class B	89,946	8,716,667

Total Air Freight & Logistics		9,896,176

Airlines - 0.2%
American Airlines Group, Inc.	29,332	1,171,373
Delta Air Lines, Inc.	33,763	1,386,984
Southwest Airlines Co.	21,420	708,788

Total Airlines		3,267,145

Auto Components - 0.2%
BorgWarner, Inc.	12,732	723,687
Johnson Controls, Inc.	77,904	3,858,585

Total Auto Components		4,582,272

Automobiles - 1.2%
Ford Motor Co.	666,359	10,002,049
General Motors Co.	322,788	10,758,524
Harley-Davidson, Inc.	18,060	1,017,681

Total Automobiles		21,778,254

Banks - 6.4%
Bank of America Corp.	649,192	11,049,248
BB&T Corp.	95,722	3,858,554
Citigroup, Inc.	12,404	685,197
Fifth Third Bancorp	111,880	2,329,342
JPMorgan Chase & Co.	525,965	35,639,389
KeyCorp	86,020	1,292,020
M&T Bank Corp.(a)	16,213	2,025,490
PNC Financial Services Group, Inc. (The)	60,722	5,808,059
Regions Financial Corp.	140,485	1,455,425
SunTrust Banks, Inc.	53,414	2,297,870
U.S. Bancorp	210,051	9,116,213
Wells Fargo & Co.	713,933	40,151,592

Total Banks		115,708,399

Beverages - 2.8%
Brown-Forman Corp. Class B	9,393	940,991
Coca-Cola Co. (The)	688,442	27,007,580
Dr. Pepper Snapple Group, Inc.	23,236	1,693,904
Molson Coors Brewing Co. Class B	16,787	1,171,900
PepsiCo, Inc.	218,775	20,420,459

Total Beverages		51,234,834

Biotechnology - 0.5%
Amgen, Inc.	59,252	9,096,367

Capital Markets - 2.0%
Ameriprise Financial, Inc.	17,783	2,221,630
Bank of New York Mellon Corp. (The)	101,253	4,249,588
BlackRock, Inc.	19,879	6,877,736
Charles Schwab Corp. (The)	58,235	1,901,373
Franklin Resources, Inc.	28,301	1,387,598
Goldman Sachs Group, Inc. (The)	29,203	6,097,294
Morgan Stanley	112,145	4,350,105
Northern Trust Corp.	25,233	1,929,315
State Street Corp.	35,786	2,755,522
T. Rowe Price Group, Inc.	28,733	2,233,416
TD Ameritrade Holding Corp.	47,914	1,764,194

Total Capital Markets		35,767,771

Chemicals - 2.4%
Air Products & Chemicals, Inc.	25,232	3,452,494
CF Industries Holdings, Inc.	30,864	1,983,938
Dow Chemical Co. (The)	241,424	12,353,666
E.I. du Pont de Nemours & Co.	129,145	8,258,823
Eastman Chemical Co.	14,528	1,188,681
Ecolab, Inc.	16,564	1,872,891
Monsanto Co.	42,742	4,555,870
Mosaic Co. (The)	38,733	1,814,641
PPG Industries, Inc.	17,814	2,043,622
Praxair, Inc.	31,731	3,793,441
Sherwin-Williams Co. (The)	4,635	1,274,718
Sigma-Aldrich Corp.	4,457	621,083

Total Chemicals		43,213,868

Commercial Services & Supplies - 0.3%
Republic Services, Inc.	54,715	2,143,187
Waste Management, Inc.	74,880	3,470,688

Total Commercial Services & Supplies		5,613,875

Communications Equipment - 2.0%
Cisco Systems, Inc.	764,818	21,001,902
Motorola Solutions, Inc.	26,929	1,544,109
QUALCOMM, Inc.	208,903	13,083,595

Total Communications Equipment		35,629,606

Consumer Finance - 0.6%
American Express Co.	61,568	4,785,065
Capital One Financial Corp.	44,028	3,873,143
Discover Financial Services	37,930	2,185,527

Total Consumer Finance		10,843,735

Distributors - 0.1%
Genuine Parts Co.	18,301	1,638,489

Diversified Financial Services - 0.5%
CME Group, Inc.	38,195	3,554,427
Intercontinental Exchange, Inc.	6,808	1,522,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2015

Investments	Shares	Value
McGraw Hill Financial, Inc.	19,708	$1,979,668
Moody’s Corp.	13,451	1,452,170

Total Diversified Financial Services		8,508,602

Diversified Telecommunication Services - 6.1%
AT&T, Inc.(a)	1,566,049	55,626,060
CenturyLink, Inc.	172,703	5,074,014
Verizon Communications, Inc.	1,057,042	49,268,728

Total Diversified Telecommunication Services		109,968,802

Electric Utilities - 2.9%
American Electric Power Co., Inc.	93,159	4,934,632
Duke Energy Corp.	142,890	10,090,892
Edison International	38,379	2,133,105
Entergy Corp.(a)	36,723	2,588,972
Eversource Energy(a)	51,649	2,345,381
Exelon Corp.(a)	156,354	4,912,643
FirstEnergy Corp.	85,668	2,788,493
NextEra Energy, Inc.	66,145	6,484,194
PPL Corp.	150,402	4,432,347
Southern Co. (The)(a)	207,247	8,683,649
Xcel Energy, Inc.	92,733	2,984,148

Total Electric Utilities		52,378,456

Electrical Equipment - 0.5%
AMETEK, Inc.	8,753	479,489
Emerson Electric Co.(a)	118,579	6,572,834
Rockwell Automation, Inc.	17,258	2,151,037

Total Electrical Equipment		9,203,360

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	16,458	954,070
Corning, Inc.	131,827	2,600,947

Total Electronic Equipment, Instruments & Components		3,555,017

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	27,334	1,686,508
Halliburton Co.	83,295	3,587,516
National Oilwell Varco, Inc.	66,816	3,225,876

Total Energy Equipment & Services		8,499,900

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	24,130	3,258,998
CVS Health Corp.	73,780	7,738,047
Kroger Co. (The)	31,479	2,282,542
Sysco Corp.(a)	95,063	3,431,774
Wal-Mart Stores, Inc.	389,006	27,592,196
Walgreens Boots Alliance, Inc.	90,212	7,617,501
Whole Foods Market, Inc.	19,562	771,525

Total Food & Staples Retailing		52,692,583

Food Products - 2.1%
Archer-Daniels-Midland Co.	64,225	3,096,929
Campbell Soup Co.(a)	47,673	2,271,618
ConAgra Foods, Inc.	61,516	2,689,480
General Mills, Inc.(a)	100,225	5,584,537
Hershey Co. (The)	17,844	1,585,083
Hormel Foods Corp.(a)	22,714	1,280,388
Kellogg Co.	56,079	3,516,153
Keurig Green Mountain, Inc.(a)	6,865	526,065
Kraft Foods Group, Inc.	115,169	9,805,489
Mead Johnson Nutrition Co.	16,609	1,498,464
Mondelez International, Inc. Class A	142,741	5,872,365
Tyson Foods, Inc. Class A	14,767	629,517

Total Food Products		38,356,088

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	159,666	7,836,407
Baxter International, Inc.	83,176	5,816,498
Becton, Dickinson and Co.	16,243	2,300,821
C.R. Bard, Inc.	2,249	383,904
St. Jude Medical, Inc.	24,866	1,816,959
Stryker Corp.	26,694	2,551,145
Zimmer Biomet Holdings, Inc.	7,270	794,102

Total Health Care Equipment & Supplies		21,499,836

Health Care Providers & Services - 1.2%
Aetna, Inc.	21,486	2,738,606
AmerisourceBergen Corp.	15,314	1,628,491
Anthem, Inc.	20,450	3,356,663
Cardinal Health, Inc.	30,360	2,539,614
Cigna Corp.	749	121,338
Humana, Inc.	6,498	1,242,937
McKesson Corp.	5,811	1,306,371
UnitedHealth Group, Inc.	76,717	9,359,474

Total Health Care Providers & Services		22,293,494

Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp.(a)	153,407	8,064,606
Marriott International, Inc. Class A(a)	15,883	1,181,536
McDonald’s Corp.	192,706	18,320,560
Starbucks Corp.	122,355	6,560,063
Starwood Hotels & Resorts Worldwide, Inc.	17,035	1,381,368
Wynn Resorts Ltd.(a)	21,317	2,103,349
Yum! Brands, Inc.	52,525	4,731,452

Total Hotels, Restaurants & Leisure		42,342,934

Household Durables - 0.1%
Whirlpool Corp.	7,069	1,223,290

Household Products - 2.6%
Clorox Co. (The)(a)	20,721	2,155,398
Colgate-Palmolive Co.	100,730	6,588,749
Kimberly-Clark Corp.	58,481	6,197,232
Procter & Gamble Co. (The)	409,262	32,020,659

Total Household Products		46,962,038

Industrial Conglomerates - 3.5%
3M Co.	73,702	11,372,218
Danaher Corp.	17,194	1,471,634
General Electric Co.	1,873,682	49,783,731
Roper Technologies, Inc.	3,132	540,145

Total Industrial Conglomerates		63,167,728

Insurance - 2.3%
Aflac, Inc.	62,589	3,893,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2015

Investments	Shares	Value
Allstate Corp. (The)	37,020	$2,401,487
American International Group, Inc.	67,191	4,153,748
Chubb Corp. (The)	24,616	2,341,966
Hartford Financial Services Group, Inc. (The)	41,714	1,734,051
Lincoln National Corp.	19,171	1,135,307
Loews Corp.	11,510	443,250
Marsh & McLennan Cos., Inc.	56,735	3,216,874
MetLife, Inc.	159,719	8,942,667
Principal Financial Group, Inc.	40,673	2,086,118
Progressive Corp. (The)	56,248	1,565,382
Prudential Financial, Inc.	64,966	5,685,824
Travelers Cos., Inc. (The)	37,321	3,607,448

Total Insurance		41,207,158

IT Services - 2.3%
Automatic Data Processing, Inc.	60,381	4,844,368
Fidelity National Information Services, Inc.	24,220	1,496,796
International Business Machines Corp.	147,747	24,032,527
MasterCard, Inc. Class A	30,094	2,813,187
Paychex, Inc.(a)	62,576	2,933,563
Visa, Inc. Class A(a)	77,775	5,222,591
Xerox Corp.	113,818	1,211,023

Total IT Services		42,554,055

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	16,727	645,328
Thermo Fisher Scientific, Inc.	10,291	1,335,360

Total Life Sciences Tools & Services		1,980,688

Machinery - 1.5%
Caterpillar, Inc.	99,146	8,409,564
Cummins, Inc.	20,915	2,743,839
Deere & Co.(a)	51,737	5,021,076
Dover Corp.	19,879	1,395,108
Illinois Tool Works, Inc.	42,922	3,939,810
PACCAR, Inc.	24,646	1,572,661
Parker-Hannifin Corp.(a)	15,699	1,826,265
Stanley Black & Decker, Inc.	18,595	1,956,938

Total Machinery		26,865,261

Media - 2.4%
CBS Corp. Class B Non-Voting Shares	27,587	1,531,079
Comcast Corp. Class A	184,860	11,117,480
Comcast Corp. Special Class A	36,231	2,171,686
Omnicom Group, Inc.(a)	33,738	2,344,454
Time Warner Cable, Inc.	30,876	5,501,177
Time Warner, Inc.	68,317	5,971,589
Twenty-First Century Fox, Inc. Class A	49,142	1,599,326
Twenty-First Century Fox, Inc. Class B	30,443	980,873
Viacom, Inc. Class B	33,620	2,173,197
Walt Disney Co. (The)	83,856	9,571,324

Total Media		42,962,185

Metals & Mining - 0.6%
Alcoa, Inc.	47,406	528,577
Freeport-McMoRan, Inc.	317,042	5,903,322
Nucor Corp.	47,961	2,113,641
Southern Copper Corp.(a)	75,557	2,222,132

Total Metals & Mining		10,767,672

Multi-Utilities - 1.5%
Consolidated Edison, Inc.(a)	60,806	3,519,451
Dominion Resources, Inc.	101,397	6,780,418
DTE Energy Co.	31,699	2,366,013
NiSource, Inc.	43,863	1,999,714
PG&E Corp.	87,643	4,303,271
Public Service Enterprise Group, Inc.	97,134	3,815,424
Sempra Energy	31,769	3,143,225
WEC Energy Group, Inc.(a)	35,832	1,611,365

Total Multi-Utilities		27,538,881

Multiline Retail - 0.7%
Kohl’s Corp.(a)	29,431	1,842,675
Macy’s, Inc.	38,196	2,577,084
Nordstrom, Inc.	18,256	1,360,072
Target Corp.	96,672	7,891,335

Total Multiline Retail		13,671,166

Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	38,607	3,013,662
Apache Corp.	34,263	1,974,577
Cabot Oil & Gas Corp.(a)	7,535	237,654
Chesapeake Energy Corp.(a)	68,653	766,854
Chevron Corp.	417,157	40,243,136
ConocoPhillips	303,627	18,645,734
Devon Energy Corp.	38,163	2,270,317
EOG Resources, Inc.	21,807	1,909,203
EQT Corp.	1,440	117,130
Exxon Mobil Corp.	712,093	59,246,138
Hess Corp.	22,998	1,538,106
Kinder Morgan, Inc.(a)	242,866	9,323,626
Marathon Oil Corp.	115,238	3,058,416
Marathon Petroleum Corp.	69,640	3,642,868
Noble Energy, Inc.	30,258	1,291,411
Occidental Petroleum Corp.	158,957	12,362,086
ONEOK, Inc.	56,592	2,234,252
Phillips 66	89,565	7,215,356
Pioneer Natural Resources Co.	749	103,879
Range Resources Corp.(a)	3,688	182,113
Spectra Energy Corp.(a)	153,478	5,003,383
Valero Energy Corp.	64,156	4,016,166
Williams Cos., Inc. (The)	210,845	12,100,395

Total Oil, Gas & Consumable Fuels		190,496,462

Paper & Forest Products - 0.2%
International Paper Co.	67,611	3,217,607

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	15,423	1,336,557

Pharmaceuticals - 8.2%
AbbVie, Inc.	252,576	16,970,581
Bristol-Myers Squibb Co.	213,551	14,209,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2015

Investments	Shares	Value
Eli Lilly & Co.	164,846	$13,762,993
Johnson & Johnson	396,199	38,613,554
Merck & Co., Inc.	458,199	26,085,269
Pfizer, Inc.	1,117,717	37,477,051
Zoetis, Inc.	18,895	911,117

Total Pharmaceuticals		148,030,249

Real Estate Investment Trusts (REITs) - 3.4%
American Tower Corp.	30,971	2,889,285
AvalonBay Communities, Inc.	19,882	3,178,535
Boston Properties, Inc.	16,235	1,965,084
Crown Castle International Corp.	76,561	6,147,848
Equity Residential	53,859	3,779,286
Essex Property Trust, Inc.	8,325	1,769,063
General Growth Properties, Inc.	117,217	3,007,788
HCP, Inc.	116,390	4,244,743
Health Care REIT, Inc.	74,723	4,904,071
Host Hotels & Resorts, Inc.	134,218	2,661,543
Macerich Co. (The)	23,413	1,746,610
Prologis, Inc.	81,016	3,005,694
Public Storage	28,018	5,165,679
Simon Property Group, Inc.	47,665	8,246,998
SL Green Realty Corp.(a)	8,127	893,076
Ventas, Inc.	60,527	3,758,121
Vornado Realty Trust	25,705	2,440,176
Weyerhaeuser Co.	87,908	2,769,102

Total Real Estate Investment Trusts (REITs)		62,572,702

Road & Rail - 0.8%
CSX Corp.	97,163	3,172,372
Kansas City Southern	5,597	510,446
Norfolk Southern Corp.	36,735	3,209,170
Union Pacific Corp.	83,093	7,924,579

Total Road & Rail		14,816,567

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	31,572	1,616,486
Analog Devices, Inc.	44,685	2,868,107
Applied Materials, Inc.	109,226	2,099,324
Broadcom Corp. Class A	33,555	1,727,747
Intel Corp.	675,568	20,547,401
KLA-Tencor Corp.	25,310	1,422,675
Lam Research Corp.	7,234	588,486
Linear Technology Corp.	28,920	1,279,131
NVIDIA Corp.(a)	47,489	955,004
Skyworks Solutions, Inc.	6,928	721,205
Texas Instruments, Inc.	142,313	7,330,543
Xilinx, Inc.	34,746	1,534,383

Total Semiconductors & Semiconductor Equipment		42,690,492

Software - 3.8%
Activision Blizzard, Inc.(a)	39,584	958,329
CA, Inc.	76,819	2,250,028
Intuit, Inc.	16,843	1,697,269
Microsoft Corp.	1,148,835	50,721,065
Oracle Corp.	279,709	11,272,273
Symantec Corp.	87,233	2,028,167

Total Software		68,927,131

Specialty Retail - 1.6%
Best Buy Co., Inc.(a)	36,759	1,198,711
Gap, Inc. (The)	50,779	1,938,235
Home Depot, Inc. (The)	133,180	14,800,294
L Brands, Inc.	25,349	2,173,170
Lowe’s Cos., Inc.	73,831	4,944,462
Ross Stores, Inc.	20,212	982,505
Tiffany & Co.	9,753	895,325
TJX Cos., Inc. (The)	38,196	2,527,429

Total Specialty Retail		29,460,131

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	530,134	66,492,057
EMC Corp.	174,221	4,597,692
Hewlett-Packard Co.	165,509	4,966,925
NetApp, Inc.	26,173	826,020
SanDisk Corp.(a)	14,362	836,156
Western Digital Corp.	18,581	1,457,122

Total Technology Hardware, Storage & Peripherals		79,175,972

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	21,425	713,881
NIKE, Inc. Class B	41,317	4,463,062
Ralph Lauren Corp.	3,608	477,555
VF Corp.	40,266	2,808,151

Total Textiles, Apparel & Luxury Goods		8,462,649

Tobacco - 3.5%
Altria Group, Inc.	437,620	21,403,994
Philip Morris International, Inc.	387,959	31,102,673
Reynolds American, Inc.	138,325	10,327,345

Total Tobacco		62,834,012

Trading Companies & Distributors - 0.2%
Fastenal Co.(a)	35,264	1,487,436
W.W. Grainger, Inc.(a)	6,171	1,460,367

Total Trading Companies & Distributors		2,947,803

TOTAL COMMON STOCKS (Cost: $1,658,442,109)		1,806,885,907

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Total Dividend Fund(a)(b) (Cost: $2,298,185)	30,927	2,263,547

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $41,240,814)(d)	41,240,814	41,240,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2015

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $1,701,981,108)	1,850,390,268
Liabilities in Excess of Cash and Other Assets - (2.1)%	(37,867,347)

NET ASSETS - 100.0%	$1,812,522,921

(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $114,215,073 and the total market value of the collateral held by the Fund was $116,737,904. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $75,497,090. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.2%

United States - 99.2%

Aerospace & Defense - 5.9%
Boeing Co. (The)(a)	4,599	$637,973
Curtiss-Wright Corp.	255	18,472
General Dynamics Corp.	2,272	321,920
Huntington Ingalls Industries, Inc.	382	43,009
Lockheed Martin Corp.(a)	2,128	395,595
Moog, Inc. Class A*(a)	269	19,013
Northrop Grumman Corp.(a)	1,381	219,068
Orbital ATK, Inc.(a)	513	37,634
Textron, Inc.	1,616	72,122

Total Aerospace & Defense		1,764,806

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.(a)	705	43,985
Expeditors International of Washington, Inc.(a)	908	41,863
FedEx Corp.(a)	1,661	283,035

Total Air Freight & Logistics		368,883

Airlines - 2.0%
Alaska Air Group, Inc.	1,020	65,718
Allegiant Travel Co.(a)	102	18,144
Delta Air Lines, Inc.	4,408	181,081
JetBlue Airways Corp.*(a)	976	20,262
Southwest Airlines Co.	3,388	112,109
Spirit Airlines, Inc.*(a)	343	21,300
United Continental Holdings, Inc.*	3,090	163,801

Total Airlines		582,415

Auto Components - 1.8%
Autoliv, Inc.(a)	446	52,071
Cooper Tire & Rubber Co.	365	12,348
Goodyear Tire & Rubber Co. (The)	11,603	349,830
Lear Corp.	797	89,471
Visteon Corp.*(a)	174	18,267

Total Auto Components		521,987

Automobiles - 2.1%
General Motors Co.	18,535	617,772

Beverages - 0.6%
Constellation Brands, Inc. Class A	806	93,512
Dr. Pepper Snapple Group, Inc.(a)	1,050	76,545

Total Beverages		170,057

Biotechnology - 0.1%
United Therapeutics Corp.*(a)	208	36,182

Building Products - 0.4%
A.O. Smith Corp.(a)	361	25,985
Masco Corp.(a)	3,965	105,746

Total Building Products		131,731

Capital Markets - 0.7%
Ameriprise Financial, Inc.	1,490	186,145
Janus Capital Group, Inc.(a)	965	16,521

Total Capital Markets		202,666

Chemicals - 0.6%
Ashland, Inc.	225	27,427
Minerals Technologies, Inc.(a)	251	17,101
Olin Corp.(a)	474	12,774
Sensient Technologies Corp.(a)	290	19,819
Sherwin-Williams Co. (The)(a)	329	90,482

Total Chemicals		167,603

Commercial Services & Supplies - 1.2%
ADT Corp. (The)(a)	1,189	39,915
Cintas Corp.(a)	478	40,434
Covanta Holding Corp.(a)	377	7,989
Deluxe Corp.(a)	358	22,196
HNI Corp.(a)	188	9,616
KAR Auction Services, Inc.	594	22,215
R.R. Donnelley & Sons Co.(a)	2,672	46,573
Republic Services, Inc.(a)	1,606	62,907
Steelcase, Inc. Class A	767	14,504
Waste Management, Inc.(a)	1,891	87,648

Total Commercial Services & Supplies		353,997

Communications Equipment - 0.1%
CommScope Holding Co., Inc.*	1,422	43,385

Containers & Packaging - 1.1%
Ball Corp.	927	65,029
Bemis Co., Inc.	560	25,206
Graphic Packaging Holding Co.	2,335	32,526
MeadWestvaco Corp.	773	36,478
Rock-Tenn Co. Class A(a)	1,074	64,655
Sealed Air Corp.(a)	1,185	60,885
Silgan Holdings, Inc.	388	20,471
Sonoco Products Co.(a)	669	28,673

Total Containers & Packaging		333,923

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc.*(a)	162	9,364
Graham Holdings Co. Class B(a)	51	54,828
Service Corp. International(a)	1,129	33,226

Total Diversified Consumer Services		97,418

Diversified Financial Services - 1.1%
NASDAQ OMX Group, Inc. (The)(a)	1,182	57,694
Voya Financial, Inc.	5,937	275,892

Total Diversified Financial Services		333,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2015

Investments	Shares	Value
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp.(a)	3,703	$18,330
Level 3 Communications, Inc.*(a)	1,166	61,413

Total Diversified Telecommunication Services		79,743

Electric Utilities - 1.0%
Entergy Corp.(a)	1,608	113,364
Hawaiian Electric Industries, Inc.	599	17,808
Pepco Holdings, Inc.	1,537	41,407
Portland General Electric Co.(a)	540	17,906
UIL Holdings Corp.(a)	294	13,471
Xcel Energy, Inc.(a)	3,376	108,640

Total Electric Utilities		312,596

Electrical Equipment - 0.1%
Polypore International, Inc.*(a)	116	6,946
Regal Beloit Corp.(a)	332	24,100

Total Electrical Equipment		31,046

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.*(a)	1,086	60,599
Belden, Inc.(a)	194	15,758
CDW Corp.	988	33,869
Jabil Circuit, Inc.(a)	700	14,903
SYNNEX Corp.(a)	333	24,372
Zebra Technologies Corp. Class A*(a)	237	26,319

Total Electronic Equipment, Instruments & Components		175,820

Energy Equipment & Services - 0.1%
Dresser-Rand Group, Inc.*(a)	206	17,547

Food & Staples Retailing - 10.2%
Casey’s General Stores, Inc.(a)	222	21,254
Costco Wholesale Corp.(a)	1,730	233,654
CVS Health Corp.	5,786	606,836
Kroger Co. (The)(a)	2,698	195,632
United Natural Foods, Inc.*(a)	220	14,010
Wal-Mart Stores, Inc.(a)	23,136	1,641,036
Walgreens Boots Alliance, Inc.	3,753	316,903

Total Food & Staples Retailing		3,029,325

Food Products - 2.5%
Archer-Daniels-Midland Co.	5,136	247,658
ConAgra Foods, Inc.(a)	3,400	148,648
Hain Celestial Group, Inc. (The)*(a)	335	22,063
Ingredion, Inc.(a)	549	43,816
Kraft Foods Group, Inc.(a)	1,476	125,667
Pilgrim’s Pride Corp.(a)	3,521	80,877
Pinnacle Foods, Inc.	417	18,990
Seaboard Corp.*	8	28,792
TreeHouse Foods, Inc.*(a)	199	16,125
WhiteWave Foods Co. (The)*	393	19,210

Total Food Products		751,846

Gas Utilities - 0.4%
Atmos Energy Corp.(a)	613	31,435
New Jersey Resources Corp.	932	25,677
ONE Gas, Inc.(a)	289	12,300
UGI Corp.	829	28,559
WGL Holdings, Inc.(a)	319	17,318

Total Gas Utilities		115,289

Health Care Equipment & Supplies - 0.8%
ABIOMED, Inc.*(a)	32	2,103
Boston Scientific Corp.*(a)	7,713	136,520
Edwards Lifesciences Corp.*	116	16,522
Haemonetics Corp.*(a)	236	9,761
Hill-Rom Holdings, Inc.	289	15,702
Hologic, Inc.*(a)	517	19,677
STERIS Corp.(a)	278	17,914
West Pharmaceutical Services, Inc.	259	15,043

Total Health Care Equipment & Supplies		233,242

Health Care Providers & Services - 10.8%
Acadia Healthcare Co., Inc.*(a)	151	11,828
Aetna, Inc.(a)	2,576	328,337
AmerisourceBergen Corp.	71	7,550
Amsurg Corp.*(a)	197	13,780
Anthem, Inc.(a)	1,962	322,043
Cardinal Health, Inc.(a)	1,581	132,251
Centene Corp.*(a)	442	35,537
Cigna Corp.	1,803	292,086
Community Health Systems, Inc.*(a)	1,130	71,156
DaVita HealthCare Partners, Inc.*(a)	1,173	93,218
Express Scripts Holding Co.*(a)	4,065	361,541
Health Net, Inc.*	469	30,072
HealthSouth Corp.(a)	515	23,721
Henry Schein, Inc.*(a)	377	53,579
Humana, Inc.(a)	756	144,608
Laboratory Corp. of America Holdings*	504	61,095
LifePoint Health, Inc.*	301	26,172
McKesson Corp.	1,061	238,523
Molina Healthcare, Inc.*(a)	81	5,694
Omnicare, Inc.(a)	554	52,215
Patterson Cos., Inc.(a)	500	24,325
Quest Diagnostics, Inc.	1,036	75,131
Team Health Holdings, Inc.*	263	17,182
Tenet Healthcare Corp.*	527	30,503
UnitedHealth Group, Inc.	5,404	659,288
Universal Health Services, Inc. Class B	561	79,718
VCA, Inc.*	353	19,205
WellCare Health Plans, Inc.*(a)	127	10,773

Total Health Care Providers & Services		3,221,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2015

Investments	Shares	Value
Hotels, Restaurants & Leisure - 0.9%
Aramark	1,044	$32,333
Cracker Barrel Old Country Store, Inc.(a)	116	17,303
Darden Restaurants, Inc.(a)	412	29,285
Diamond Resorts International, Inc.*(a)	375	11,831
Hilton Worldwide Holdings, Inc.*(a)	2,416	66,561
Jack in the Box, Inc.	134	11,813
Marriott Vacations Worldwide Corp.	144	13,212
Texas Roadhouse, Inc.(a)	276	10,331
Vail Resorts, Inc.	105	11,466
Wyndham Worldwide Corp.(a)	741	60,695

Total Hotels, Restaurants & Leisure		264,830

Household Durables - 2.2%
D.R. Horton, Inc.(a)	2,226	60,904
Harman International Industries, Inc.(a)	345	41,034
Jarden Corp.*(a)	999	51,698
Leggett & Platt, Inc.(a)	556	27,066
Lennar Corp. Class A(a)	1,505	76,815
Mohawk Industries, Inc.*(a)	389	74,260
Newell Rubbermaid, Inc.	1,837	75,519
NVR, Inc.*(a)	24	32,160
PulteGroup, Inc.(a)	2,929	59,019
Ryland Group, Inc. (The)(a)	409	18,965
Standard Pacific Corp.*(a)	2,727	24,298
Whirlpool Corp.	577	99,850

Total Household Durables		641,588

Household Products - 0.3%
Energizer Holdings, Inc.(a)	431	56,698
Spectrum Brands Holdings, Inc.(a)	341	34,779

Total Household Products		91,477

Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.*(a)	6,462	116,251

Insurance - 8.8%
Alleghany Corp.*	161	75,470
Allstate Corp. (The)(a)	4,389	284,714
American Equity Investment Life Holding Co.(a)	531	14,326
American Financial Group, Inc.(a)	795	51,707
American International Group, Inc.(a)	13,851	856,269
AmTrust Financial Services, Inc.(a)	988	64,724
Erie Indemnity Co. Class A(a)	222	18,220
First American Financial Corp.	737	27,424
Hanover Insurance Group, Inc. (The)(a)	468	34,646
Hartford Financial Services Group, Inc. (The)	4,101	170,479
HCC Insurance Holdings, Inc.(a)	910	69,924
Lincoln National Corp.	3,050	180,621
Markel Corp.*(a)	49	39,233
Mercury General Corp.(a)	404	22,483
Progressive Corp. (The)(a)	5,472	152,286
Reinsurance Group of America, Inc.(a)	831	78,837
Symetra Financial Corp.	1,205	29,125
Travelers Cos., Inc. (The)	3,919	378,810
W.R. Berkley Corp.(a)	1,480	76,856

Total Insurance		2,626,154

Internet & Catalog Retail - 0.3%
Expedia, Inc.(a)	548	59,924
HSN, Inc.(a)	290	20,355

Total Internet & Catalog Retail		80,279

Internet Software & Services - 0.0%
Rackspace Hosting, Inc.*(a)	230	8,554

IT Services - 2.1%
Booz Allen Hamilton Holding Corp.	966	24,382
Broadridge Financial Solutions, Inc.	551	27,556
Computer Sciences Corp.(a)	1,534	100,692
DST Systems, Inc.	406	51,148
EPAM Systems, Inc.*	128	9,117
Euronet Worldwide, Inc.*(a)	221	13,636
Fiserv, Inc.*(a)	1,114	92,273
Global Payments, Inc.	316	32,690
iGATE Corp.*	141	6,724
Leidos Holdings, Inc.	428	17,278
MAXIMUS, Inc.(a)	256	16,827
Science Applications International Corp.	299	15,802
Western Union Co. (The)(a)	4,907	99,759
Xerox Corp.(a)	10,306	109,656

Total IT Services		617,540

Leisure Products - 0.1%
Brunswick Corp.(a)	547	27,820

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.*(a)	215	15,123
PAREXEL International Corp.*(a)	240	15,434

Total Life Sciences Tools & Services		30,557

Machinery - 0.6%
Snap-on, Inc.(a)	349	55,578
Stanley Black & Decker, Inc.(a)	1,082	113,870
Woodward, Inc.(a)	426	23,426

Total Machinery		192,874

Media - 2.5%
AMC Entertainment Holdings, Inc. Class A	198	6,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2015

Investments	Shares	Value
Cinemark Holdings, Inc.	498	$20,005
Gannett Co., Inc.	1,340	18,740
Interpublic Group of Cos., Inc. (The)(a)	2,537	48,888
Liberty Media Corp. Class A*(a)	510	18,380
Meredith Corp.(a)	329	17,157
TEGNA, Inc.	2,679	85,915
Time Warner, Inc.	6,003	524,722

Total Media		739,882

Metals & Mining - 0.2%
Steel Dynamics, Inc.(a)	2,537	52,554

Multi-Utilities - 1.4%
CMS Energy Corp.(a)	1,576	50,180
Consolidated Edison, Inc.(a)	1,971	114,082
NiSource, Inc.(a)	1,392	63,461
PG&E Corp.(a)	3,851	189,084

Total Multi-Utilities		416,807

Multiline Retail - 3.2%
Big Lots, Inc.(a)	322	14,487
Dillard’s, Inc. Class A(a)	269	28,296
Dollar General Corp.	1,626	126,405
Dollar Tree, Inc.*(a)	936	73,935
Family Dollar Stores, Inc.(a)	504	39,720
Kohl’s Corp.(a)	1,262	79,014
Macy’s, Inc.(a)	2,556	172,453
Nordstrom, Inc.(a)	1,045	77,853
Target Corp.(a)	4,051	330,683

Total Multiline Retail		942,846

Oil, Gas & Consumable Fuels - 4.8%
Delek U.S. Holdings, Inc.	565	20,803
Marathon Petroleum Corp.	5,804	303,607
Phillips 66(a)	5,666	456,453
Tesoro Corp.(a)	1,212	102,305
Valero Energy Corp.	7,068	442,457
Western Refining, Inc.	1,685	73,500
World Fuel Services Corp.(a)	433	20,762

Total Oil, Gas & Consumable Fuels		1,419,887

Paper & Forest Products - 0.6%
International Paper Co.(a)	3,294	156,762
KapStone Paper and Packaging Corp.(a)	651	15,051

Total Paper & Forest Products		171,813

Personal Products - 0.2%
Coty, Inc. Class A*(a)	1,999	63,908

Pharmaceuticals - 0.6%
Akorn, Inc.*(a)	170	7,422
Hospira, Inc.*	582	51,629
Lannett Co., Inc.*(a)	200	11,888
Prestige Brands Holdings, Inc.*(a)	252	11,652
Zoetis, Inc.(a)	1,934	93,258

Total Pharmaceuticals		175,849

Professional Services - 0.3%
Manpowergroup, Inc.(a)	602	53,807
Robert Half International, Inc.	581	32,245

Total Professional Services		86,052

Real Estate Investment Trusts (REITs) - 0.3%
Corrections Corp. of America(a)	634	20,973
Geo Group, Inc. (The)	378	12,913
Iron Mountain, Inc.(a)	1,120	34,720
Ryman Hospitality Properties, Inc.	240	12,746

Total Real Estate Investment Trusts (REITs)		81,352

Real Estate Management & Development - 0.4%
CBRE Group, Inc. Class A*	1,513	55,981
Jones Lang LaSalle, Inc.(a)	289	49,419

Total Real Estate Management & Development		105,400

Road & Rail - 0.6%
AMERCO(a)	137	44,786
Avis Budget Group, Inc.*(a)	709	31,253
Con-way, Inc.(a)	413	15,847
Knight Transportation, Inc.(a)	372	9,947
Landstar System, Inc.(a)	241	16,116
Old Dominion Freight Line, Inc.*	425	29,157
Ryder System, Inc.(a)	394	34,424
Werner Enterprises, Inc.(a)	359	9,424

Total Road & Rail		190,954

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. Class A(a)	2,428	125,018
Integrated Device Technology, Inc.*(a)	483	10,481
Lam Research Corp.	1,024	83,303
Micron Technology, Inc.*	15,482	291,681
Microsemi Corp.*	261	9,122
ON Semiconductor Corp.*(a)	2,584	30,207
Qorvo, Inc.*	353	28,335
Skyworks Solutions, Inc.(a)	654	68,081
Synaptics, Inc.*(a)	136	11,796

Total Semiconductors & Semiconductor Equipment		658,024

Software - 0.0%
Fair Isaac Corp.	112	10,167

Specialty Retail - 6.1%
Advance Auto Parts, Inc.(a)	435	69,291
American Eagle Outfitters, Inc.(a)	682	11,744
Asbury Automotive Group, Inc.*(a)	191	17,308
AutoNation, Inc.*	717	45,157
Best Buy Co., Inc.(a)	3,709	120,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2015

Investments	Shares	Value
CarMax, Inc.*(a)	838	$55,484
CST Brands, Inc.(a)	427	16,679
Foot Locker, Inc.(a)	972	65,134
Home Depot, Inc. (The)(a)	6,012	668,114
Lithia Motors, Inc. Class A(a)	161	18,219
Lowe’s Cos., Inc.(a)	4,118	275,782
Mattress Firm Holding Corp.*(a)	124	7,558
Men’s Wearhouse, Inc. (The)(a)	377	24,154
Murphy USA, Inc.*	383	21,379
O’Reilly Automotive, Inc.*(a)	406	91,748
Penske Automotive Group, Inc.	659	34,340
Restoration Hardware Holdings, Inc.*(a)	140	13,668
Ross Stores, Inc.	2,050	99,651
Staples, Inc.(a)	4,964	75,999
Ulta Salon Cosmetics & Fragrance, Inc.*	191	29,500
Urban Outfitters, Inc.*(a)	599	20,965
Williams-Sonoma, Inc.(a)	437	35,952

Total Specialty Retail		1,818,776

Technology Hardware, Storage & Peripherals - 12.1%
Apple, Inc.	28,768	3,608,226

Textiles, Apparel & Luxury Goods - 1.8%
Carter’s, Inc.	246	26,150
Columbia Sportswear Co.(a)	294	17,775
G-III Apparel Group Ltd.*(a)	190	13,366
Hanesbrands, Inc.(a)	2,002	66,707
NIKE, Inc. Class B(a)	3,551	383,579
Skechers U.S.A., Inc. Class A*	216	23,715
Wolverine World Wide, Inc.(a)	608	17,316

Total Textiles, Apparel & Luxury Goods		548,608

Trading Companies & Distributors - 0.1%
Watsco, Inc.	137	16,952

TOTAL COMMON STOCKS (Cost: $26,733,125)		29,499,977

EXCHANGE-TRADED FUNDS - 0.7%
United States - 0.7%
WisdomTree Earnings 500 Fund(b)	1,956	139,678
WisdomTree MidCap Earnings Fund(a)(b)	629	59,761

TOTAL EXCHANGE-TRADED FUNDS (Cost: $198,335)		199,439

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.6%
United States - 25.6%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $7,631,967)(d)	7,631,967	7,631,967

TOTAL INVESTMENTS IN SECURITIES - 125.5% (Cost: $34,563,427)		37,331,383
Liabilities in Excess of Cash and Other Assets - (25.5)%		(7,595,262)

NET ASSETS - 100.0%		$29,736,121

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $8,814,688 and the total market value of the collateral held by the Fund was $9,012,713. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,380,746. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	14,579	$1,056,103
Huntington Ingalls Industries, Inc.	29,359	3,305,530
L-3 Communications Holdings, Inc.	66,776	7,571,063
Orbital ATK, Inc.	15,763	1,156,374
Triumph Group, Inc.(a)	5,043	332,787

Total Aerospace & Defense		13,421,857

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.(a)	111,269	6,942,073
Expeditors International of Washington, Inc.	109,001	5,025,491

Total Air Freight & Logistics		11,967,564

Airlines - 0.2%
Alaska Air Group, Inc.	46,801	3,015,388

Auto Components - 0.7%
Dana Holding Corp.	65,617	1,350,398
Gentex Corp.(a)	207,425	3,405,918
Goodyear Tire & Rubber Co. (The)	97,994	2,954,519
Lear Corp.	27,860	3,127,564

Total Auto Components		10,838,399

Automobiles - 0.2%
Thor Industries, Inc.	41,883	2,357,175

Banks - 3.5%
Associated Banc-Corp.	69,593	1,410,650
Bank of the Ozarks, Inc.(a)	24,235	1,108,751
BankUnited, Inc.	62,844	2,257,985
BOK Financial Corp.(a)	41,507	2,888,057
CIT Group, Inc.	49,768	2,313,714
City National Corp.	19,276	1,742,358
Comerica, Inc.(a)	67,664	3,472,517
Commerce Bancshares, Inc.(a)	40,741	1,905,457
Cullen/Frost Bankers, Inc.(a)	38,409	3,018,179
East West Bancorp, Inc.	56,870	2,548,913
First Citizens BancShares, Inc. Class A	1,087	285,924
First Horizon National Corp.(a)	75,368	1,181,017
First Niagara Financial Group, Inc.	294,970	2,784,517
First Republic Bank	31,722	1,999,438
FirstMerit Corp.	120,548	2,511,015
Huntington Bancshares, Inc.	405,385	4,584,904
Investors Bancorp, Inc.	108,285	1,331,906
PacWest Bancorp(a)	94,049	4,397,731
People’s United Financial, Inc.(a)	291,020	4,717,434
Prosperity Bancshares, Inc.	29,380	1,696,401
Synovus Financial Corp.(a)	43,664	1,345,725
Umpqua Holdings Corp.	162,487	2,923,141
Webster Financial Corp.	47,699	1,886,495
Zions Bancorp	24,797	786,933

Total Banks		55,099,162

Beverages - 0.6%
Coca-Cola Enterprises, Inc.	220,902	9,595,983

Building Products - 1.1%
A.O. Smith Corp.	33,422	2,405,716
Fortune Brands Home & Security, Inc.(a)	68,129	3,121,671
Lennox International, Inc.(a)	24,715	2,661,558
Masco Corp.	210,023	5,601,313
Owens Corning	89,593	3,695,711

Total Building Products		17,485,969

Capital Markets - 1.1%
Eaton Vance Corp.	61,836	2,419,643
Federated Investors, Inc. Class B(a)	67,973	2,276,416
Janus Capital Group, Inc.(a)	80,294	1,374,633
Legg Mason, Inc.	29,822	1,536,728
LPL Financial Holdings, Inc.(a)	46,754	2,173,593
NorthStar Asset Management Group, Inc.	74,877	1,384,476
Raymond James Financial, Inc.	38,223	2,277,326
SEI Investments Co.	38,196	1,872,750
Waddell & Reed Financial, Inc. Class A(a)	53,210	2,517,365

Total Capital Markets		17,832,930

Chemicals - 4.3%
Airgas, Inc.	58,738	6,213,306
Albemarle Corp.(a)	92,766	5,127,177
Ashland, Inc.	32,267	3,933,347
Axiall Corp.	45,044	1,623,836
Cabot Corp.	55,993	2,087,979
Celanese Corp. Series A	104,889	7,539,421
Cytec Industries, Inc.	31,700	1,918,801
FMC Corp.	57,558	3,024,673
Huntsman Corp.	223,291	4,928,032
International Flavors & Fragrances, Inc.	59,748	6,529,859
NewMarket Corp.(a)	7,352	3,263,479
PolyOne Corp.	40,486	1,585,837
RPM International, Inc.	112,920	5,529,692
Scotts Miracle-Gro Co. (The) Class A	71,274	4,220,134
Sensient Technologies Corp.	32,969	2,253,101
Valspar Corp. (The)	41,167	3,368,284
Westlake Chemical Corp.	63,652	4,365,891

Total Chemicals		67,512,849

Commercial Services & Supplies - 2.9%
ADT Corp. (The)(a)	180,100	6,045,957
Cintas Corp.(a)	55,135	4,663,870
Covanta Holding Corp.	226,314	4,795,594
Deluxe Corp.	39,099	2,424,138
KAR Auction Services, Inc.	174,801	6,537,557
Pitney Bowes, Inc.(a)	246,634	5,132,454
R.R. Donnelley & Sons Co.(a)	531,626	9,266,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2015

Investments	Shares	Value
Rollins, Inc.(a)	110,764	$3,160,097
Waste Connections, Inc.	59,077	2,783,708

Total Commercial Services & Supplies		44,809,616

Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	212,824	2,528,349
Harris Corp.	131,038	10,078,132
Juniper Networks, Inc.	323,580	8,403,373

Total Communications Equipment		21,009,854

Construction & Engineering - 0.4%
EMCOR Group, Inc.	19,265	920,289
Fluor Corp.	90,915	4,819,404

Total Construction & Engineering		5,739,693

Construction Materials - 0.5%
Eagle Materials, Inc.	10,844	827,723
Martin Marietta Materials, Inc.(a)	39,461	5,584,126
Vulcan Materials Co.	19,770	1,659,296

Total Construction Materials		8,071,145

Consumer Finance - 0.7%
Navient Corp.	246,546	4,489,603
Santander Consumer USA Holdings, Inc.*	246,585	6,305,178

Total Consumer Finance		10,794,781

Containers & Packaging - 2.9%
AptarGroup, Inc.(a)	44,420	2,832,663
Avery Dennison Corp.	100,172	6,104,482
Ball Corp.	41,865	2,936,830
Bemis Co., Inc.	99,335	4,471,068
MeadWestvaco Corp.	150,191	7,087,513
Packaging Corp. of America	81,600	5,099,184
Rock-Tenn Co. Class A	72,586	4,369,677
Sealed Air Corp.	105,747	5,433,281
Silgan Holdings, Inc.	29,221	1,541,700
Sonoco Products Co.	119,547	5,123,785

Total Containers & Packaging		45,000,183

Diversified Consumer Services - 1.0%
DeVry Education Group, Inc.	19,646	588,987
Graham Holdings Co. Class B	2,104	2,261,905
H&R Block, Inc.(a)	271,727	8,056,705
Service Corp. International	134,132	3,947,505
Sotheby’s(a)	27,765	1,256,089

Total Diversified Consumer Services		16,111,191

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	23,507	1,345,071
Leucadia National Corp.(a)	87,037	2,113,258
MSCI, Inc.	36,006	2,216,169
NASDAQ OMX Group, Inc. (The)	44,943	2,193,668
Voya Financial, Inc.	4,920	228,632

Total Diversified Financial Services		8,096,798

Diversified Telecommunication Services - 1.0%
Frontier Communications Corp.(a)	2,525,112	12,499,305
Windstream Holdings, Inc.(a)	468,522	2,989,170

Total Diversified Telecommunication Services		15,488,475

Electric Utilities - 3.6%
Cleco Corp.	70,912	3,818,611
Great Plains Energy, Inc.(a)	224,061	5,413,314
Hawaiian Electric Industries, Inc.	152,412	4,531,209
IDACORP, Inc.(a)	59,883	3,361,832
ITC Holdings Corp.(a)	103,408	3,327,669
OGE Energy Corp.	228,063	6,515,760
Pepco Holdings, Inc.	402,525	10,844,023
Pinnacle West Capital Corp.	158,349	9,008,475
Portland General Electric Co.	92,307	3,060,900
Westar Energy, Inc.	183,944	6,294,564

Total Electric Utilities		56,176,357

Electrical Equipment - 0.7%
Acuity Brands, Inc.	6,810	1,225,664
Babcock & Wilcox Co. (The)	59,464	1,950,419
EnerSys(a)	21,577	1,516,647
Hubbell, Inc. Class B	44,652	4,834,919
Regal Beloit Corp.	22,443	1,629,137

Total Electrical Equipment		11,156,786

Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	80,621	3,314,329
Belden, Inc.	4,156	337,592
CDW Corp.	52,859	1,812,007
FEI Co.	18,280	1,515,961
FLIR Systems, Inc.	68,854	2,122,080
Jabil Circuit, Inc.	124,139	2,642,919
National Instruments Corp.	97,566	2,874,294
SYNNEX Corp.(a)	11,109	813,068

Total Electronic Equipment, Instruments & Components		15,432,250

Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc.(a)	566,643	14,625,056
Helmerich & Payne, Inc.(a)	194,271	13,680,564
Oceaneering International, Inc.	76,252	3,552,581
RPC, Inc.(a)	306,054	4,232,727
Superior Energy Services, Inc.	108,963	2,292,581

Total Energy Equipment & Services		38,383,509

Food & Staples Retailing - 0.1%
Casey’s General Stores, Inc.	14,103	1,350,221
PriceSmart, Inc.(a)	9,342	852,364

Total Food & Staples Retailing		2,202,585

Food Products - 2.2%
Flowers Foods, Inc.(a)	230,481	4,874,673
Ingredion, Inc.	58,181	4,643,426
J.M. Smucker Co. (The)(a)	103,675	11,239,407
McCormick & Co., Inc. Non-Voting Shares(a)	93,918	7,602,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2015

Investments	Shares	Value
Pinnacle Foods, Inc.	126,045	$5,740,089

Total Food Products		34,100,257

Gas Utilities - 2.2%
AGL Resources, Inc.	180,693	8,413,066
Atmos Energy Corp.	116,050	5,951,044
National Fuel Gas Co.(a)	76,883	4,527,640
Piedmont Natural Gas Co., Inc.	104,680	3,696,251
Questar Corp.	216,543	4,527,914
Southwest Gas Corp.	46,348	2,466,177
UGI Corp.	160,141	5,516,857

Total Gas Utilities		35,098,949

Health Care Equipment & Supplies - 0.9%
Cooper Cos., Inc. (The)	707	125,825
DENTSPLY International, Inc.	26,958	1,389,685
ResMed, Inc.(a)	114,716	6,466,541
STERIS Corp.(a)	32,556	2,097,908
Teleflex, Inc.(a)	19,269	2,609,986
West Pharmaceutical Services, Inc.	22,874	1,328,522

Total Health Care Equipment & Supplies		14,018,467

Health Care Providers & Services - 1.4%
HealthSouth Corp.	77,503	3,569,788
Omnicare, Inc.	43,861	4,133,900
Patterson Cos., Inc.(a)	69,574	3,384,775
Quest Diagnostics, Inc.(a)	118,704	8,608,414
Universal Health Services, Inc. Class B	13,420	1,906,982

Total Health Care Providers & Services		21,603,859

Hotels, Restaurants & Leisure - 3.6%
Aramark	112,460	3,482,886
Brinker International, Inc.(a)	50,398	2,905,445
Choice Hotels International, Inc.	30,862	1,674,263
Cracker Barrel Old Country Store, Inc.(a)	28,523	4,254,491
Darden Restaurants, Inc.	200,530	14,253,672
Domino’s Pizza, Inc.	22,926	2,599,808
Dunkin’ Brands Group, Inc.(a)	81,340	4,473,700
Jack in the Box, Inc.	15,463	1,363,218
Six Flags Entertainment Corp.(a)	186,362	8,358,336
Vail Resorts, Inc.	26,739	2,919,899
Wendy’s Co. (The)	364,780	4,114,718
Wyndham Worldwide Corp.	81,960	6,713,344

Total Hotels, Restaurants & Leisure		57,113,780

Household Durables - 2.3%
D.R. Horton, Inc.	150,212	4,109,800
Harman International Industries, Inc.	34,410	4,092,726
Leggett & Platt, Inc.(a)	161,559	7,864,692
Lennar Corp. Class A(a)	25,665	1,309,942
Newell Rubbermaid, Inc.	210,355	8,647,694
PulteGroup, Inc.	232,229	4,679,414
Tupperware Brands Corp.(a)	85,445	5,514,620

Total Household Durables		36,218,888

Household Products - 0.9%
Church & Dwight Co., Inc.	85,732	6,955,437
Energizer Holdings, Inc.	38,969	5,126,372
Spectrum Brands Holdings, Inc.	26,530	2,705,795

Total Household Products		14,787,604

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.	422,639	5,604,193
NRG Energy, Inc.	278,954	6,382,468

Total Independent Power and Renewable Electricity Producers		11,986,661

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	29,541	2,957,645

Insurance - 3.7%
American Financial Group, Inc.	30,702	1,996,858
American National Insurance Co.	15,107	1,545,748
AmTrust Financial Services, Inc.(a)	27,143	1,778,138
Arthur J. Gallagher & Co.	103,087	4,876,015
Assurant, Inc.	23,569	1,579,123
Brown & Brown, Inc.	40,787	1,340,261
Cincinnati Financial Corp.(a)	117,533	5,897,806
CNA Financial Corp.	148,030	5,656,226
CNO Financial Group, Inc.(a)	63,917	1,172,877
Erie Indemnity Co. Class A(a)	26,620	2,184,703
First American Financial Corp.(a)	66,307	2,467,283
FNF Group	134,627	4,979,853
Hanover Insurance Group, Inc. (The)	19,497	1,443,363
HCC Insurance Holdings, Inc.	45,409	3,489,228
Mercury General Corp.(a)	52,218	2,905,932
Old Republic International Corp.	279,471	4,368,132
Primerica, Inc.	10,177	464,987
Reinsurance Group of America, Inc.	22,453	2,130,116
StanCorp Financial Group, Inc.	17,228	1,302,609
Torchmark Corp.(a)	25,724	1,497,651
Unum Group	108,361	3,873,906
W.R. Berkley Corp.(a)	22,258	1,155,858

Total Insurance		58,106,673

Internet & Catalog Retail - 0.4%
Expedia, Inc.	36,996	4,045,513
HSN, Inc.	38,901	2,730,461

Total Internet & Catalog Retail		6,775,974

Internet Software & Services - 0.5%
IAC/InterActiveCorp	67,193	5,352,595
j2 Global, Inc.(a)	36,715	2,494,417

Total Internet Software & Services		7,847,012

IT Services - 2.8%
Booz Allen Hamilton Holding Corp.	100,123	2,527,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2015

Investments	Shares	Value
Broadridge Financial Solutions, Inc.	115,786	$5,790,458
Computer Sciences Corp.	83,021	5,449,498
DST Systems, Inc.	18,881	2,378,628
Global Payments, Inc.	2,665	275,694
Jack Henry & Associates, Inc.	46,320	2,996,904
Leidos Holdings, Inc.	87,961	3,550,986
MAXIMUS, Inc.	9,021	592,950
Sabre Corp.(a)	194,902	4,638,668
Total System Services, Inc.	90,561	3,782,733
Western Union Co. (The)(a)	605,484	12,309,490

Total IT Services		44,293,114

Leisure Products - 2.3%
Brunswick Corp.(a)	37,127	1,888,279
Hasbro, Inc.(a)	152,083	11,374,288
Mattel, Inc.(a)	659,771	16,949,517
Polaris Industries, Inc.(a)	34,801	5,154,376

Total Leisure Products		35,366,460

Life Sciences Tools & Services - 0.2%
Bio-Techne Corp.(a)	19,905	1,960,046
PerkinElmer, Inc.	29,533	1,554,617

Total Life Sciences Tools & Services		3,514,663

Machinery - 4.3%
AGCO Corp.(a)	37,459	2,126,922
Allison Transmission Holdings, Inc.	129,778	3,797,304
CLARCOR, Inc.	24,341	1,514,984
Crane Co.	56,839	3,338,154
Donaldson Co., Inc.(a)	97,260	3,481,908
Flowserve Corp.	62,924	3,313,578
Graco, Inc.(a)	32,981	2,342,640
IDEX Corp.	47,174	3,706,933
ITT Corp.	41,070	1,718,369
Joy Global, Inc.(a)	66,224	2,397,309
Kennametal, Inc.(a)	65,761	2,243,765
Lincoln Electric Holdings, Inc.	52,779	3,213,713
Manitowoc Co., Inc. (The)(a)	23,849	467,440
Nordson Corp.(a)	28,144	2,192,136
Oshkosh Corp.(a)	46,696	1,978,977
Pall Corp.	54,987	6,843,132
Snap-on, Inc.	36,578	5,825,047
SPX Corp.	30,125	2,180,749
Terex Corp.(a)	32,156	747,627
Timken Co. (The)	85,951	3,143,228
Toro Co. (The)	28,585	1,937,491
Trinity Industries, Inc.(a)	90,016	2,379,123
Valmont Industries, Inc.(a)	11,174	1,328,253
Wabtec Corp.	10,648	1,003,468
Woodward, Inc.	17,048	937,470
Xylem, Inc.	101,316	3,755,784

Total Machinery		67,915,504

Media - 2.5%
Cablevision Systems Corp. Class A(a)	262,603	6,286,716
Cinemark Holdings, Inc.	126,674	5,088,495
Gannett Co., Inc.	11,604	162,333
Interpublic Group of Cos., Inc. (The)	319,615	6,158,981
John Wiley & Sons, Inc. Class A	39,495	2,147,343
Morningstar, Inc.	18,604	1,479,948
Regal Entertainment Group Class A(a)	219,992	4,600,033
Scripps Networks Interactive, Inc. Class A(a)	42,527	2,779,990
TEGNA, Inc.	233,272	7,481,033
Viacom, Inc. Class A	35,777	2,320,854

Total Media		38,505,726

Metals & Mining - 1.3%
Allegheny Technologies, Inc.(a)	101,471	3,064,424
Compass Minerals International, Inc.	38,989	3,202,556
Newmont Mining Corp.	103,794	2,424,628
Reliance Steel & Aluminum Co.	73,917	4,470,500
Royal Gold, Inc.(a)	32,984	2,031,485
Steel Dynamics, Inc.	214,554	4,444,486
United States Steel Corp.(a)	40,813	841,564

Total Metals & Mining		20,479,643

Multi-Utilities - 4.8%
Alliant Energy Corp.	140,866	8,130,786
Ameren Corp.	365,582	13,775,130
CenterPoint Energy, Inc.	731,809	13,926,325
CMS Energy Corp.	350,623	11,163,836
MDU Resources Group, Inc.	257,159	5,022,315
SCANA Corp.(a)	208,149	10,542,747
TECO Energy, Inc.(a)	423,679	7,482,171
Vectren Corp.(a)	112,706	4,336,927

Total Multi-Utilities		74,380,237

Multiline Retail - 0.5%
Big Lots, Inc.(a)	37,201	1,673,673
Dillard’s, Inc. Class A	3,215	338,186
Family Dollar Stores, Inc.	70,482	5,554,686

Total Multiline Retail		7,566,545

Oil, Gas & Consumable Fuels - 3.8%
Cimarex Energy Co.	22,123	2,440,388
CONSOL Energy, Inc.(a)	65,410	1,422,013
CVR Energy, Inc.(a)	260,755	9,814,818
Denbury Resources, Inc.(a)	544,877	3,465,418
Energen Corp.	4,447	303,730
HollyFrontier Corp.	264,723	11,301,025
Murphy Oil Corp.(a)	218,258	9,072,985
Peabody Energy Corp.(a)	488,682	1,070,214
QEP Resources, Inc.	29,033	537,401
SemGroup Corp. Class A	31,912	2,536,366
SM Energy Co.(a)	8,528	393,311
Targa Resources Corp.	52,718	4,703,500
Tesoro Corp.	79,960	6,749,424
Western Refining, Inc.	125,940	5,493,503
World Fuel Services Corp.	8,974	430,303

Total Oil, Gas & Consumable Fuels		59,734,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2015

Investments	Shares	Value
Personal Products - 0.2%
Avon Products, Inc.(a)	428,434	$2,681,997

Professional Services - 1.2%
Dun & Bradstreet Corp. (The)	22,004	2,684,488
Equifax, Inc.	59,636	5,790,059
Manpowergroup, Inc.	47,466	4,242,511
Robert Half International, Inc.	68,196	3,784,878
Towers Watson & Co. Class A	14,696	1,848,757

Total Professional Services		18,350,693

Real Estate Investment Trusts (REITs) - 14.6%
Alexandria Real Estate Equities, Inc.	49,211	4,303,994
American Campus Communities, Inc.	82,950	3,126,386
American Homes 4 Rent Class A	51,430	824,937
Apartment Investment & Management Co. Class A	86,593	3,197,879
BioMed Realty Trust, Inc.(a)	193,274	3,737,919
Brandywine Realty Trust	143,474	1,905,335
Brixmor Property Group, Inc.	229,797	5,315,205
Camden Property Trust(a)	65,055	4,832,285
CBL & Associates Properties, Inc.	196,219	3,178,748
Columbia Property Trust, Inc.	124,175	3,048,496
Corrections Corp. of America	135,122	4,469,836
CubeSmart	80,852	1,872,532
DCT Industrial Trust, Inc.	60,051	1,888,003
DDR Corp.(a)	260,596	4,028,814
DiamondRock Hospitality Co.	109,904	1,407,870
Digital Realty Trust, Inc.(a)	140,801	9,388,611
Douglas Emmett, Inc.	85,830	2,312,260
Duke Realty Corp.	251,174	4,664,301
EPR Properties	73,167	4,008,088
Equity Lifestyle Properties, Inc.	45,159	2,374,460
Equity One, Inc.	90,830	2,119,972
Extra Space Storage, Inc.	78,048	5,090,291
Federal Realty Investment Trust(a)	37,577	4,813,238
Gaming and Leisure Properties, Inc. REIT	168,832	6,189,381
Geo Group, Inc. (The)	97,717	3,338,013
Healthcare Trust of America, Inc. Class A	114,675	2,746,466
Highwoods Properties, Inc.	74,707	2,984,545
Home Properties, Inc.	54,041	3,947,695
Hospitality Properties Trust	197,582	5,694,313
Iron Mountain, Inc.(a)	209,395	6,491,245
Kilroy Realty Corp.	35,184	2,362,606
Kimco Realty Corp.	323,550	7,292,817
Lamar Advertising Co. Class A	199,824	11,485,884
LaSalle Hotel Properties	81,626	2,894,458
Liberty Property Trust	163,727	5,275,284
Mid-America Apartment Communities, Inc.	62,487	4,549,678
National Retail Properties, Inc.	120,289	4,211,318
Omega Healthcare Investors, Inc.	141,543	4,859,171
Outfront Media, Inc.	137,902	3,480,646
Pebblebrook Hotel Trust	30,848	1,322,762
Piedmont Office Realty Trust, Inc. Class A	142,926	2,514,068
Plum Creek Timber Co., Inc.(a)	155,939	6,326,445
Post Properties, Inc.	30,743	1,671,497
Rayonier, Inc.	97,300	2,486,015
Realty Income Corp.(a)	218,858	9,715,107
Regency Centers Corp.	58,572	3,454,577
Retail Properties of America, Inc. Class A	202,421	2,819,725
RLJ Lodging Trust	99,781	2,971,478
Senior Housing Properties Trust	292,594	5,135,025
Sovran Self Storage, Inc.	22,113	1,921,841
Spirit Realty Capital, Inc.	474,128	4,584,818
Sun Communities, Inc.(a)	43,214	2,671,922
Sunstone Hotel Investors, Inc.	51,402	771,544
Tanger Factory Outlet Centers, Inc.(a)	51,578	1,635,023
Taubman Centers, Inc.	38,528	2,677,696
UDR, Inc.	177,612	5,688,912
W.P. Carey, Inc.(a)	116,334	6,856,726
Weingarten Realty Investors	97,375	3,183,189

Total Real Estate Investment Trusts (REITs)		228,121,350

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	3,244	554,724

Road & Rail - 0.6%
Con-way, Inc.(a)	28,805	1,105,248
JB Hunt Transport Services, Inc.	44,930	3,688,303
Knight Transportation, Inc.(a)	23,835	637,348
Landstar System, Inc.	7,878	526,802
Ryder System, Inc.	35,429	3,095,432

Total Road & Rail		9,053,133

Semiconductors & Semiconductor Equipment - 1.8%
Maxim Integrated Products, Inc.	407,981	14,105,943
Microchip Technology, Inc.(a)	258,617	12,264,911
Teradyne, Inc.	105,006	2,025,566

Total Semiconductors & Semiconductor Equipment		28,396,420

Software - 0.4%
FactSet Research Systems, Inc.(a)	19,147	3,111,579
Solera Holdings, Inc.	43,146	1,922,586
SS&C Technologies Holdings, Inc.	30,394	1,899,625

Total Software		6,933,790

Specialty Retail - 3.2%
Advance Auto Parts, Inc.	4,266	679,531
American Eagle Outfitters, Inc.(a)	289,854	4,991,286
CST Brands, Inc.	17,718	692,065
Dick’s Sporting Goods, Inc.	38,693	2,003,137
DSW, Inc. Class A	66,888	2,232,053
Foot Locker, Inc.(a)	88,723	5,945,328
GameStop Corp. Class A(a)	180,845	7,769,101
GNC Holdings, Inc. Class A	52,954	2,355,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2015

Investments	Shares	Value
Penske Automotive Group, Inc.	62,732	$3,268,964
Staples, Inc.	735,402	11,259,005
Tractor Supply Co.(a)	44,261	3,980,834
Williams-Sonoma, Inc.	67,412	5,545,985

Total Specialty Retail		50,722,683

Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	19,789	2,103,571
Coach, Inc.(a)	416,735	14,423,198
Columbia Sportswear Co.	37,040	2,239,438
PVH Corp.(a)	3,797	437,414
Wolverine World Wide, Inc.(a)	32,195	916,914

Total Textiles, Apparel & Luxury Goods		20,120,535

Thrifts & Mortgage Finance - 0.8%
New York Community Bancorp, Inc.(a)	591,968	10,880,372
Radian Group, Inc.(a)	3,280	61,533
TFS Financial Corp.(a)	117,131	1,970,143

Total Thrifts & Mortgage Finance		12,912,048

Trading Companies & Distributors - 0.6%
Air Lease Corp.(a)	19,615	664,949
GATX Corp.(a)	43,903	2,333,444
MSC Industrial Direct Co., Inc. Class A(a)	39,410	2,749,636
Watsco, Inc.(a)	27,606	3,415,966

Total Trading Companies & Distributors		9,163,995

Water Utilities - 0.8%
American Water Works Co., Inc.	167,540	8,147,470
Aqua America, Inc.(a)	177,855	4,355,669

Total Water Utilities		12,503,139

TOTAL COMMON STOCKS (Cost: $1,469,727,743)		1,559,487,066

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree LargeCap Dividend Fund(b) (Cost: $950,148)	13,229	958,970

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.1%

United States - 20.1%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $314,363,923)(d)	314,363,923	314,363,923

TOTAL INVESTMENTS IN SECURITIES - 119.8% (Cost: $1,785,041,814)		1,874,809,959
Liabilities in Excess of Cash and Other Assets - (19.8)%		(310,227,824)

NET ASSETS - 100.0%		$1,564,582,135

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $347,237,372 and the total market value of the collateral held by the Fund was $355,631,701. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $41,267,778. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	18,355	$1,329,636
DigitalGlobe, Inc.*	4,429	123,082
Esterline Technologies Corp.*	12,209	1,164,006
HEICO Corp.(a)	14,622	852,463
Hexcel Corp.(a)	36,872	1,834,013
Huntington Ingalls Industries, Inc.	24,631	2,773,204
Moog, Inc. Class A*	17,707	1,251,531
Orbital ATK, Inc.	28,266	2,073,594
Teledyne Technologies, Inc.*	14,145	1,492,439
Triumph Group, Inc.	18,076	1,192,835

Total Aerospace & Defense		14,086,803

Airlines - 0.5%
Allegiant Travel Co.	5,074	902,563
JetBlue Airways Corp.*(a)	88,421	1,835,620
Spirit Airlines, Inc.*	22,065	1,370,237

Total Airlines		4,108,420

Auto Components - 1.1%
Cooper Tire & Rubber Co.	41,546	1,405,501
Dana Holding Corp.	66,076	1,359,844
Federal-Mogul Holdings Corp.*	2,298	26,082
Gentex Corp.	114,250	1,875,985
Tenneco, Inc.*	36,513	2,097,307
Visteon Corp.*	18,192	1,909,796

Total Auto Components		8,674,515

Automobiles - 0.2%
Thor Industries, Inc.	22,842	1,285,548

Banks - 7.8%
Associated Banc-Corp.	65,806	1,333,888
BancorpSouth, Inc.(a)	38,996	1,004,537
Bank of Hawaii Corp.(a)	19,329	1,288,858
Bank of the Ozarks, Inc.(a)	19,777	904,798
BankUnited, Inc.	48,781	1,752,701
BOK Financial Corp.(a)	34,783	2,420,201
Cathay General Bancorp	36,731	1,191,921
City National Corp.	18,880	1,706,563
Commerce Bancshares, Inc.(a)	41,174	1,925,708
Cullen/Frost Bankers, Inc.(a)	25,375	1,993,967
East West Bancorp, Inc.	58,951	2,642,184
First Citizens BancShares, Inc. Class A	2,890	760,186
First Financial Bankshares, Inc.(a)	20,867	722,833
First Horizon National Corp.(a)	137,254	2,150,770
First Niagara Financial Group, Inc.	181,661	1,714,880
First Republic Bank	58,283	3,673,577
FirstMerit Corp.	84,881	1,768,071
FNB Corp.(a)	67,516	966,829
Fulton Financial Corp.	92,378	1,206,457
Glacier Bancorp, Inc.	29,038	854,298
Hancock Holding Co.	38,808	1,238,363
Home BancShares, Inc.	21,327	779,715
Iberiabank Corp.	10,686	729,106
Investors Bancorp, Inc.	70,346	865,256
MB Financial, Inc.	15,784	543,601
PacWest Bancorp(a)	14,789	691,534
People’s United Financial, Inc.(a)	112,861	1,829,477
PrivateBancorp, Inc.	31,734	1,263,648
Prosperity Bancshares, Inc.	35,541	2,052,137
Signature Bank*	15,900	2,327,601
Susquehanna Bancshares, Inc.	80,162	1,131,887
SVB Financial Group*	16,501	2,375,814
Synovus Financial Corp.	47,532	1,464,936
TCF Financial Corp.	77,129	1,281,113
Texas Capital Bancshares, Inc.*(a)	15,074	938,206
UMB Financial Corp.	16,504	941,058
Umpqua Holdings Corp.(a)	49,022	881,906
United Bankshares, Inc.(a)	21,524	865,910
Valley National Bancorp(a)	87,336	900,434
Webster Financial Corp.(a)	39,811	1,574,525
Western Alliance Bancorp*(a)	35,985	1,214,854
Wintrust Financial Corp.	21,447	1,144,841
Zions Bancorp	50,580	1,605,156

Total Banks		60,624,305

Beverages - 0.1%
Boston Beer Co., Inc. (The) Class A*(a)	2,270	526,617

Biotechnology - 0.4%
Myriad Genetics, Inc.*(a)	28,455	967,185
United Therapeutics Corp.*(a)	10,583	1,840,913

Total Biotechnology		2,808,098

Building Products - 0.9%
A.O. Smith Corp.	27,249	1,961,383
Armstrong World Industries, Inc.*	11,082	590,449
Lennox International, Inc.	15,548	1,674,364
Owens Corning	47,859	1,974,184
USG Corp.*(a)	23,002	639,225

Total Building Products		6,839,605

Capital Markets - 2.2%
Cohen & Steers, Inc.(a)	12,878	438,882
E*TRADE Financial Corp.*	91,892	2,752,165
Eaton Vance Corp.	51,315	2,007,956
Federated Investors, Inc. Class B(a)	29,512	988,357
GAMCO Investors, Inc. Class A	9,232	634,331
Janus Capital Group, Inc.(a)	63,362	1,084,758
Legg Mason, Inc.	31,283	1,612,013
LPL Financial Holdings, Inc.(a)	28,382	1,319,479
SEI Investments Co.	52,056	2,552,306
Stifel Financial Corp.*(a)	24,987	1,442,749
Waddell & Reed Financial, Inc. Class A(a)	47,994	2,270,596

Total Capital Markets		17,103,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2015

Investments	Shares	Value
Chemicals - 2.7%
Albemarle Corp.	44,938	$2,483,723
Axiall Corp.	18,562	669,160
Balchem Corp.	5,015	279,436
Cabot Corp.	29,558	1,102,218
Chemtura Corp.*	30,551	864,899
Cytec Industries, Inc.	28,377	1,717,660
H.B. Fuller Co.	10,350	420,417
Huntsman Corp.(a)	135,218	2,984,261
Minerals Technologies, Inc.	10,186	693,972
NewMarket Corp.(a)	4,400	1,953,116
Olin Corp.	20,326	547,786
PolyOne Corp.	14,768	578,462
RPM International, Inc.	41,862	2,049,982
Scotts Miracle-Gro Co. (The) Class A	21,586	1,278,107
Sensient Technologies Corp.	10,529	719,552
Valhi, Inc.(a)	66,741	377,754
Valspar Corp. (The)	29,445	2,409,190

Total Chemicals		21,129,695

Commercial Services & Supplies - 2.2%
ADT Corp. (The)(a)	70,652	2,371,788
Clean Harbors, Inc.*(a)	12,876	691,956
Copart, Inc.*	36,618	1,299,207
Covanta Holding Corp.	7,958	168,630
Deluxe Corp.	21,975	1,362,450
Healthcare Services Group, Inc.(a)	3,048	100,736
HNI Corp.	10,216	522,548
KAR Auction Services, Inc.	20,589	770,029
Mobile Mini, Inc.(a)	8,704	365,916
MSA Safety, Inc.	10,661	517,165
Pitney Bowes, Inc.(a)	94,862	1,974,078
R.R. Donnelley & Sons Co.(a)	78,224	1,363,444
Rollins, Inc.	43,966	1,254,350
Steelcase, Inc. Class A	37,620	711,394
UniFirst Corp.	7,484	837,086
Waste Connections, Inc.	37,241	1,754,796
West Corp.	36,440	1,096,844

Total Commercial Services & Supplies		17,162,417

Communications Equipment - 1.1%
Arista Networks, Inc.*	7,341	600,053
ARRIS Group, Inc.*	37,512	1,147,867
Brocade Communications Systems, Inc.	198,505	2,358,239
CommScope Holding Co., Inc.*	58,517	1,785,354
EchoStar Corp. Class A*	15,988	778,296
Plantronics, Inc.	15,092	849,831
Ubiquiti Networks, Inc.(a)	40,569	1,294,760

Total Communications Equipment		8,814,400

Construction & Engineering - 1.1%
AECOM*(a)	49,540	1,638,783
EMCOR Group, Inc.	28,402	1,356,764
Jacobs Engineering Group, Inc.*(a)	56,325	2,287,922
MasTec, Inc.*	49,837	990,261
Quanta Services, Inc.*	86,259	2,485,984

Total Construction & Engineering		8,759,714

Construction Materials - 0.1%
Eagle Materials, Inc.	13,817	1,054,652

Consumer Finance - 1.9%
Credit Acceptance Corp.*(a)	12,210	3,005,858
Nelnet, Inc. Class A	46,727	2,023,746
PRA Group, Inc.*(a)	20,909	1,302,840
Santander Consumer USA Holdings, Inc.*	242,445	6,199,319
SLM Corp.*	114,617	1,131,270
Springleaf Holdings, Inc.*	17,518	804,251

Total Consumer Finance		14,467,284

Containers & Packaging - 2.1%
AptarGroup, Inc.	20,796	1,326,161
Avery Dennison Corp.	32,515	1,981,464
Bemis Co., Inc.	40,022	1,801,390
Berry Plastics Group, Inc.*	14,255	461,862
Crown Holdings, Inc.*	67,340	3,562,960
Graphic Packaging Holding Co.	118,454	1,650,064
Greif, Inc. Class A	15,505	555,854
Owens-Illinois, Inc.*	92,608	2,124,428
Silgan Holdings, Inc.	23,887	1,260,278
Sonoco Products Co.	41,856	1,793,948

Total Containers & Packaging		16,518,409

Distributors - 0.1%
Pool Corp.	12,234	858,582

Diversified Consumer Services - 0.7%
Apollo Education Group, Inc.*	51,203	659,495
Bright Horizons Family Solutions, Inc.*	12,277	709,611
DeVry Education Group, Inc.(a)	24,489	734,180
Graham Holdings Co. Class B	1,236	1,328,762
Grand Canyon Education, Inc.*	16,521	700,490
Service Corp. International	6,134	180,524
ServiceMaster Global Holdings, Inc.*	4,062	146,922
Sotheby’s(a)	22,984	1,039,796

Total Diversified Consumer Services		5,499,780

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	20,264	1,159,506
MarketAxess Holdings, Inc.	6,736	624,899
MSCI, Inc.	29,665	1,825,881

Total Diversified Financial Services		3,610,286

Diversified Telecommunication Services - 0.0%
Windstream Holdings, Inc.(a)	16,530	105,461

Electric Utilities - 2.2%
ALLETE, Inc.	17,438	808,949
Cleco Corp.	22,033	1,186,477
Great Plains Energy, Inc.(a)	71,747	1,733,408
Hawaiian Electric Industries, Inc.	36,068	1,072,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2015

Investments	Shares	Value
IDACORP, Inc.(a)	21,553	$1,209,985
ITC Holdings Corp.	49,813	1,602,982
Pepco Holdings, Inc.	74,985	2,020,096
Pinnacle West Capital Corp.	42,937	2,442,686
PNM Resources, Inc.	25,289	622,109
Portland General Electric Co.	35,494	1,176,981
UIL Holdings Corp.(a)	20,921	958,600
Westar Energy, Inc.	62,201	2,128,518

Total Electric Utilities		16,963,093

Electrical Equipment - 1.4%
Acuity Brands, Inc.	9,396	1,691,092
Babcock & Wilcox Co. (The)	71,940	2,359,632
EnerSys(a)	24,332	1,710,296
Generac Holdings, Inc.*(a)	26,897	1,069,156
Hubbell, Inc. Class B	22,490	2,435,217
Polypore International, Inc.*	4,502	269,580
Regal Beloit Corp.	16,545	1,201,002

Total Electrical Equipment		10,735,975

Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc.*	18,010	1,173,352
Arrow Electronics, Inc.*	62,783	3,503,291
Avnet, Inc.	90,234	3,709,520
AVX Corp.	78,728	1,059,679
Belden, Inc.	7,502	609,387
CDW Corp.	52,258	1,791,404
Cognex Corp.	20,282	975,564
Dolby Laboratories, Inc. Class A	33,679	1,336,383
FEI Co.	8,837	732,852
FLIR Systems, Inc.	34,884	1,075,125
Ingram Micro, Inc. Class A*	68,242	1,708,097
IPG Photonics Corp.*(a)	16,818	1,432,473
Jabil Circuit, Inc.	1,991	42,388
Littelfuse, Inc.	7,784	738,624
National Instruments Corp.	26,149	770,350
Sanmina Corp.*	58,361	1,176,558
SYNNEX Corp.	16,713	1,223,225
Tech Data Corp.*	23,040	1,326,182
Vishay Intertechnology, Inc.(a)	70,944	828,626
Zebra Technologies Corp. Class A*	12,147	1,348,924

Total Electronic Equipment, Instruments & Components		26,562,004

Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc.(a)	82,441	2,179,740
Bristow Group, Inc.	14,011	746,786
Diamond Offshore Drilling, Inc.(a)	73,763	1,903,823
Dresser-Rand Group, Inc.*	9,429	803,162
Dril-Quip, Inc.*	19,358	1,456,690
Exterran Holdings, Inc.	6,855	223,816
Forum Energy Technologies, Inc.*	63,733	1,292,505
Helix Energy Solutions Group, Inc.*	70,151	886,007
Oceaneering International, Inc.	50,031	2,330,944
Oil States International, Inc.*	22,926	853,535
Patterson-UTI Energy, Inc.	55,136	1,037,384
RPC, Inc.(a)	126,792	1,753,534

Total Energy Equipment & Services		15,467,926

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	10,915	1,045,002
Fresh Market, Inc. (The)*(a)	7,980	256,477
PriceSmart, Inc.(a)	7,397	674,902
Rite Aid Corp.*	367,740	3,070,629
Sprouts Farmers Market, Inc.*(a)	22,839	616,196
SUPERVALU, Inc.*	150,596	1,218,322
United Natural Foods, Inc.*(a)	11,298	719,457

Total Food & Staples Retailing		7,600,985

Food Products - 2.0%
Cal-Maine Foods, Inc.(a)	22,364	1,167,401
Darling Ingredients, Inc.*	7,790	114,202
Flowers Foods, Inc.(a)	68,313	1,444,820
Hain Celestial Group, Inc. (The)*(a)	16,057	1,057,514
Ingredion, Inc.	34,051	2,717,610
J&J Snack Foods Corp.	4,864	538,299
Lancaster Colony Corp.	7,497	681,103
Pinnacle Foods, Inc.	54,965	2,503,106
Sanderson Farms, Inc.(a)	15,796	1,187,227
Seaboard Corp.*	525	1,889,475
Snyder’s-Lance, Inc.(a)	13,267	428,126
TreeHouse Foods, Inc.*	6,911	559,998
WhiteWave Foods Co. (The)*	26,793	1,309,642

Total Food Products		15,598,523

Gas Utilities - 2.1%
AGL Resources, Inc.	67,120	3,125,107
Atmos Energy Corp.	42,240	2,166,067
Laclede Group, Inc. (The)(a)	11,636	605,770
National Fuel Gas Co.(a)	35,220	2,074,106
New Jersey Resources Corp.	34,843	959,925
ONE Gas, Inc.(a)	17,811	758,036
Piedmont Natural Gas Co., Inc.	27,599	974,521
Questar Corp.(a)	73,282	1,532,327
Southwest Gas Corp.	19,300	1,026,953
UGI Corp.	65,094	2,242,488
WGL Holdings, Inc.	12,571	682,479

Total Gas Utilities		16,147,779

Health Care Equipment & Supplies - 0.9%
Align Technology, Inc.*	18,776	1,177,443
Globus Medical, Inc. Class A*	27,087	695,323
Hill-Rom Holdings, Inc.	9,732	528,740
NuVasive, Inc.*	487	23,074
Sirona Dental Systems, Inc.*(a)	14,251	1,431,085
STERIS Corp.(a)	12,976	836,173
Teleflex, Inc.(a)	10,275	1,391,749
West Pharmaceutical Services, Inc.	15,974	927,770

Total Health Care Equipment & Supplies		7,011,357

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*(a)	8,583	672,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2015

Investments	Shares	Value
Amsurg Corp.*	6,364	$445,162
Centene Corp.*	28,657	2,304,023
Community Health Systems, Inc.*	13,136	827,174
Envision Healthcare Holdings, Inc.*	17,249	680,991
Health Net, Inc.*	22,021	1,411,987
HealthSouth Corp.	23,648	1,089,227
LifePoint Health, Inc.*	14,084	1,224,604
MEDNAX, Inc.*	33,877	2,510,624
Molina Healthcare, Inc.*	2,914	204,854
Omnicare, Inc.	27,438	2,586,031
Owens & Minor, Inc.(a)	15,708	534,072
Patterson Cos., Inc.	32,248	1,568,865
Team Health Holdings, Inc.*	14,674	958,652
VCA, Inc.*	21,193	1,153,005
WellCare Health Plans, Inc.*	8,225	697,727

Total Health Care Providers & Services		18,869,304

Health Care Technology - 0.0%
Medidata Solutions, Inc.*(a)	380	20,642
Veeva Systems, Inc. Class A*(a)	7,665	214,850

Total Health Care Technology		235,492

Hotels, Restaurants & Leisure - 2.0%
Bloomin’ Brands, Inc.	39,159	836,045
Brinker International, Inc.(a)	23,105	1,332,003
Buffalo Wild Wings, Inc.*(a)	3,947	618,455
Cheesecake Factory, Inc. (The)	16,218	884,449
Choice Hotels International, Inc.	15,393	835,070
Cracker Barrel Old Country Store, Inc.(a)	7,494	1,117,805
DineEquity, Inc.	5,459	540,932
Domino’s Pizza, Inc.	11,896	1,349,006
Dunkin’ Brands Group, Inc.(a)	24,945	1,371,975
Jack in the Box, Inc.	9,488	836,462
Marriott Vacations Worldwide Corp.	8,294	760,975
Panera Bread Co. Class A*(a)	7,788	1,361,109
Papa John’s International, Inc.(a)	8,620	651,758
Six Flags Entertainment Corp.	19,984	896,282
Texas Roadhouse, Inc.	18,108	677,783
Vail Resorts, Inc.	2,424	264,701
Wendy’s Co. (The)	78,344	883,720

Total Hotels, Restaurants & Leisure		15,218,530

Household Durables - 1.4%
Leggett & Platt, Inc.(a)	32,997	1,606,294
NVR, Inc.*	1,625	2,177,500
Standard Pacific Corp.*(a)	166,686	1,485,172
Taylor Morrison Home Corp. Class A*	29,207	594,654
Tempur Sealy International, Inc.*	14,115	930,178
Toll Brothers, Inc.*	64,761	2,473,223
TRI Pointe Homes, Inc.*	4,759	72,813
Tupperware Brands Corp.(a)	25,587	1,651,385

Total Household Durables		10,991,219

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	15,940	1,625,721

Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class A(a)	2,929	64,409
NRG Yield, Inc. Class C(a)	2,929	64,116

Total Independent Power and Renewable Electricity Producers		128,525

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	20,966	2,099,116

Insurance - 5.8%
American Equity Investment Life Holding Co.	33,649	907,850
American Financial Group, Inc.	47,684	3,101,367
American National Insurance Co.	14,026	1,435,140
AmTrust Financial Services, Inc.(a)	49,530	3,244,710
Assurant, Inc.	50,009	3,350,603
Brown & Brown, Inc.	48,543	1,595,123
CNO Financial Group, Inc.	144,782	2,656,750
First American Financial Corp.(a)	42,597	1,585,034
Genworth Financial, Inc. Class A*(a)	200,170	1,515,287
Hanover Insurance Group, Inc. (The)	20,811	1,540,638
HCC Insurance Holdings, Inc.	52,072	4,001,213
MBIA, Inc.*	478,101	2,873,387
Mercury General Corp.(a)	18,447	1,026,576
Old Republic International Corp.	130,898	2,045,936
Primerica, Inc.	22,403	1,023,593
ProAssurance Corp.	26,858	1,241,108
Reinsurance Group of America, Inc.	39,913	3,786,546
RLI Corp.(a)	17,110	879,283
StanCorp Financial Group, Inc.	22,610	1,709,542
Symetra Financial Corp.	67,435	1,629,904
W.R. Berkley Corp.(a)	66,417	3,449,035

Total Insurance		44,598,625

Internet & Catalog Retail - 0.2%
HSN, Inc.	16,148	1,133,428
zulily, Inc. Class A*(a)	4,380	57,115

Total Internet & Catalog Retail		1,190,543

Internet Software & Services - 0.6%
CoStar Group, Inc.*	1,886	379,576
GrubHub, Inc.*(a)	2,988	101,801
HomeAway, Inc.*	2,938	91,430
IAC/InterActiveCorp	31,148	2,481,250
j2 Global, Inc.	13,072	888,112
Rackspace Hosting, Inc.*	14,479	538,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2015

Investments	Shares	Value
Shutterstock, Inc.*(a)	2,642	$154,927

Total Internet Software & Services		4,635,570

IT Services - 3.3%
Booz Allen Hamilton Holding Corp.	62,899	1,587,571
Broadridge Financial Solutions, Inc.	40,070	2,003,901
CACI International, Inc. Class A*	10,533	852,014
Convergys Corp.(a)	20,759	529,147
CoreLogic, Inc.*	21,221	842,262
DST Systems, Inc.	16,482	2,076,402
EPAM Systems, Inc.*	9,804	698,339
Euronet Worldwide, Inc.*	11,970	738,549
Global Payments, Inc.	22,003	2,276,210
Heartland Payment Systems, Inc.	9,723	525,528
iGATE Corp.*	12,817	611,243
Jack Henry & Associates, Inc.	23,090	1,493,923
MAXIMUS, Inc.	20,125	1,322,816
Sabre Corp.(a)	12,489	297,238
Science Applications International Corp.	17,052	901,198
Syntel, Inc.*	39,454	1,873,276
Teradata Corp.*(a)	62,561	2,314,757
Total System Services, Inc.	55,385	2,313,432
Vantiv, Inc. Class A*	20,820	795,116
WEX, Inc.*(a)	13,852	1,578,712

Total IT Services		25,631,634

Leisure Products - 1.1%
Brunswick Corp.(a)	114,249	5,810,704
Vista Outdoor, Inc.*	56,414	2,532,989

Total Leisure Products		8,343,693

Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A*	5,143	774,587
Bio-Techne Corp.	8,016	789,335
Bruker Corp.*	23,507	479,778
Charles River Laboratories International, Inc.*	13,323	937,140
PAREXEL International Corp.*(a)	18,276	1,175,330
PerkinElmer, Inc.	34,991	1,841,926

Total Life Sciences Tools & Services		5,998,096

Machinery - 6.4%
AGCO Corp.(a)	80,133	4,549,952
Allison Transmission Holdings, Inc.	47,040	1,376,390
Barnes Group, Inc.	23,014	897,316
CLARCOR, Inc.	14,407	896,692
Colfax Corp.*(a)	47,918	2,211,416
Crane Co.	24,609	1,445,287
Donaldson Co., Inc.(a)	48,689	1,743,066
Graco, Inc.	20,573	1,461,300
Hillenbrand, Inc.	24,446	750,492
IDEX Corp.	27,287	2,144,212
ITT Corp.	31,713	1,326,872
Joy Global, Inc.(a)	41,385	1,498,137
Kennametal, Inc.	32,449	1,107,160
Lincoln Electric Holdings, Inc.	28,062	1,708,695
Manitowoc Co., Inc. (The)(a)	58,323	1,143,131
Middleby Corp. (The)*	13,829	1,552,029
Nordson Corp.(a)	22,364	1,741,932
Oshkosh Corp.(a)	44,251	1,875,357
Rexnord Corp.*	31,580	755,078
SPX Corp.	14,437	1,045,094
Terex Corp.	72,885	1,694,576
Timken Co. (The)	28,117	1,028,239
Toro Co. (The)	19,091	1,293,988
Trinity Industries, Inc.(a)	144,767	3,826,192
Valmont Industries, Inc.(a)	10,711	1,273,217
WABCO Holdings, Inc.*	44,753	5,536,841
Watts Water Technologies, Inc. Class A	8,361	433,518
Woodward, Inc.	24,283	1,335,322
Xylem, Inc.	58,217	2,158,104

Total Machinery		49,809,605

Marine - 0.2%
Kirby Corp.*	22,567	1,729,986

Media - 3.6%
AMC Entertainment Holdings, Inc. Class A	90,002	2,761,261
AMC Networks, Inc. Class A*(a)	26,150	2,140,378
Cablevision Systems Corp. Class A(a)	68,313	1,635,413
Cinemark Holdings, Inc.	31,523	1,266,279
Discovery Communications, Inc. Class A*(a)	185,527	6,170,628
John Wiley & Sons, Inc. Class A	20,464	1,112,628
Liberty Media Corp. Class A*	134,202	4,836,640
Live Nation Entertainment, Inc.*	1,648	45,304
Loral Space & Communications, Inc.*	1,611	101,686
Madison Square Garden Co. (The) Class A*(a)	19,348	1,615,365
Meredith Corp.(a)	14,966	780,477
Morningstar, Inc.	12,884	1,024,922
Regal Entertainment Group Class A(a)	27,432	573,603
Sinclair Broadcast Group, Inc. Class A(a)	33,695	940,427
Starz Class A*(a)	65,490	2,928,713
Time, Inc.(a)	8,617	198,277

Total Media		28,132,001

Metals & Mining - 1.3%
Carpenter Technology Corp.(a)	21,131	817,347
Century Aluminum Co.*(a)	11,885	123,961
Commercial Metals Co.	47,705	767,096
Compass Minerals International, Inc.	11,145	915,450
Reliance Steel & Aluminum Co.	43,355	2,622,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2015

Investments	Shares	Value
Royal Gold, Inc.(a)	7,154	$440,615
Steel Dynamics, Inc.	89,486	1,853,703
United States Steel Corp.(a)	79,708	1,643,579
Worthington Industries, Inc.	25,065	753,454

Total Metals & Mining		9,937,315

Multi-Utilities - 1.2%
Alliant Energy Corp.	44,671	2,578,410
Avista Corp.(a)	27,321	837,389
Black Hills Corp.(a)	16,233	708,571
MDU Resources Group, Inc.	98,931	1,932,122
NorthWestern Corp.(a)	14,421	703,024
TECO Energy, Inc.(a)	83,538	1,475,281
Vectren Corp.(a)	26,284	1,011,408

Total Multi-Utilities		9,246,205

Multiline Retail - 0.5%
Big Lots, Inc.(a)	21,354	960,717
Burlington Stores, Inc.*	8,311	425,523
Dillard’s, Inc. Class A(a)	20,064	2,110,532

Total Multiline Retail		3,496,772

Oil, Gas & Consumable Fuels - 3.7%
CVR Energy, Inc.(a)	35,249	1,326,772
Denbury Resources, Inc.(a)	399,176	2,538,759
Diamondback Energy, Inc.*	15,397	1,160,626
Energen Corp.	12,646	863,722
EP Energy Corp. Class A*(a)	126,535	1,610,791
Gulfport Energy Corp.*	32,418	1,304,824
Newfield Exploration Co.*	90,579	3,271,713
PBF Energy, Inc. Class A	69,652	1,979,510
QEP Resources, Inc.	70,793	1,310,378
Rice Energy, Inc.*(a)	31,202	649,938
SemGroup Corp. Class A	2,768	220,001
SM Energy Co.(a)	72,421	3,340,057
Targa Resources Corp.	7,531	671,916
Western Refining, Inc.	80,092	3,493,613
Whiting Petroleum Corp.*	90,375	3,036,600
World Fuel Services Corp.	30,998	1,486,354

Total Oil, Gas & Consumable Fuels		28,265,574

Paper & Forest Products - 0.5%
Domtar Corp.	77,213	3,196,618
KapStone Paper and Packaging Corp.	44,120	1,020,055

Total Paper & Forest Products		4,216,673

Personal Products - 0.3%
Avon Products, Inc.(a)	69,117	432,673
Nu Skin Enterprises, Inc. Class A(a)	47,141	2,221,755

Total Personal Products		2,654,428

Pharmaceuticals - 0.1%
Akorn, Inc.*(a)	3,099	135,303
Impax Laboratories, Inc.*(a)	10,959	503,237

Total Pharmaceuticals		638,540

Professional Services - 0.9%
CEB, Inc.	4,833	420,761
Dun & Bradstreet Corp. (The)	17,401	2,122,922
Manpowergroup, Inc.	44,214	3,951,847
TriNet Group, Inc.*	2,247	56,962
WageWorks, Inc.*	2,656	107,435

Total Professional Services		6,659,927

Real Estate Investment Trusts (REITs) - 5.2%
Acadia Realty Trust	14,941	434,933
Alexander’s, Inc.	1,068	437,880
Alexandria Real Estate Equities, Inc.	9,477	828,858
American Campus Communities, Inc.	9,875	372,189
Apartment Investment & Management Co. Class A	55,638	2,054,711
BioMed Realty Trust, Inc.(a)	20,468	395,851
Brandywine Realty Trust	8,553	113,584
Camden Property Trust	14,357	1,066,438
CBL & Associates Properties, Inc.	37,691	610,594
Columbia Property Trust, Inc.	14,380	353,029
Communications Sales & Leasing, Inc.(a)	19,834	490,296
Corporate Office Properties Trust	7,917	186,366
Corrections Corp. of America	39,273	1,299,151
CubeSmart	5,906	136,783
DCT Industrial Trust, Inc.	1,906	59,925
DiamondRock Hospitality Co.	48,801	625,141
Douglas Emmett, Inc.	10,407	280,365
Duke Realty Corp.	77,032	1,430,484
DuPont Fabros Technology, Inc.(a)	14,500	427,025
EastGroup Properties, Inc.	4,445	249,942
EPR Properties	19,537	1,070,237
Equity Commonwealth*	3,090	79,320
Equity Lifestyle Properties, Inc.	15,487	814,306
Equity One, Inc.	11,623	271,281
Extra Space Storage, Inc.	24,059	1,569,128
First Industrial Realty Trust, Inc.	4,482	83,948
Gaming and Leisure Properties, Inc. REIT(a)	35,149	1,288,562
Geo Group, Inc. (The)	22,656	773,929
Healthcare Realty Trust, Inc.	8,108	188,592
Healthcare Trust of America, Inc. Class A	6,884	164,872
Highwoods Properties, Inc.	16,337	652,663
Home Properties, Inc.	9,775	714,064
Hospitality Properties Trust	33,243	958,063
Kilroy Realty Corp.	2,287	153,572
Lamar Advertising Co. Class A	7,653	439,894
LaSalle Hotel Properties	31,691	1,123,763
Lexington Realty Trust(a)	12,460	105,661
Liberty Property Trust	20,023	645,141
Medical Properties Trust, Inc.	23,769	311,612
Mid-America Apartment Communities, Inc.	8,527	620,851
National Health Investors, Inc.(a)	9,765	608,359
National Retail Properties, Inc.	24,902	871,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2015

Investments	Shares	Value
Omega Healthcare Investors, Inc.	36,837	$1,264,614
Outfront Media, Inc.	83,053	2,096,258
Pebblebrook Hotel Trust	6,216	266,542
Piedmont Office Realty Trust, Inc. Class A	13,912	244,712
Post Properties, Inc.	23,832	1,295,746
PS Business Parks, Inc.	4,025	290,404
Rayonier, Inc.	33,557	857,381
Regency Centers Corp.	11,711	690,715
RLJ Lodging Trust	25,483	758,884
Ryman Hospitality Properties, Inc.	11,675	620,059
Senior Housing Properties Trust	57,212	1,004,071
Sovran Self Storage, Inc.	6,472	562,482
Strategic Hotels & Resorts, Inc.*	81,779	991,161
Sun Communities, Inc.(a)	3,768	232,975
Sunstone Hotel Investors, Inc.	22,566	338,716
Tanger Factory Outlet Centers, Inc.	14,004	443,927
W.P. Carey, Inc.(a)	10,712	631,365
Weingarten Realty Investors	37,127	1,213,682
WP GLIMCHER, Inc.	54,707	740,186

Total Real Estate Investment Trusts (REITs)		39,907,062

Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.	16,095	2,752,245
Kennedy-Wilson Holdings, Inc.	9,922	243,982
Realogy Holdings Corp.*	69,817	3,261,850

Total Real Estate Management & Development		6,258,077

Road & Rail - 1.5%
AMERCO	8,831	2,886,942
Avis Budget Group, Inc.*	20,753	914,792
Con-way, Inc.(a)	18,862	723,735
Genesee & Wyoming, Inc. Class A*(a)	18,913	1,440,792
Heartland Express, Inc.(a)	14,549	294,326
Knight Transportation, Inc.(a)	17,304	462,709
Landstar System, Inc.	11,848	792,276
Old Dominion Freight Line, Inc.*	21,955	1,506,223
Ryder System, Inc.	16,213	1,416,530
Swift Transportation Co.*	36,406	825,324
Werner Enterprises, Inc.(a)	17,566	461,108

Total Road & Rail		11,724,757

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.*(a)	12,364	29,674
Atmel Corp.	36,203	356,781
Cree, Inc.*(a)	24,997	650,672
Fairchild Semiconductor International, Inc.*	3,664	63,680
First Solar, Inc.*(a)	45,485	2,136,885
Integrated Device Technology, Inc.*	24,215	525,465
Microsemi Corp.*	6,008	209,980
MKS Instruments, Inc.	20,072	761,532
ON Semiconductor Corp.*	145,579	1,701,818
Qorvo, Inc.*	12,342	990,692
Silicon Laboratories, Inc.*	6,826	368,672
SunPower Corp.*(a)	40,305	1,145,065
Synaptics, Inc.*(a)	8,634	748,870
Teradyne, Inc.	64,757	1,249,163

Total Semiconductors & Semiconductor Equipment		10,938,949

Software - 2.4%
ACI Worldwide, Inc.*	27,301	670,786
Aspen Technology, Inc.*	21,364	973,130
Blackbaud, Inc.(a)	5,959	339,365
Cadence Design Systems, Inc.*(a)	51,693	1,016,284
CommVault Systems, Inc.*	8,072	342,333
FactSet Research Systems, Inc.(a)	11,060	1,797,361
Fair Isaac Corp.	9,277	842,166
Fortinet, Inc.*(a)	7,775	321,341
Guidewire Software, Inc.*	2,618	138,571
Informatica Corp.*	20,838	1,010,018
Manhattan Associates, Inc.*	13,367	797,342
Mentor Graphics Corp.	49,628	1,311,668
PTC, Inc.*	31,205	1,280,029
Rovi Corp.*(a)	1,153	18,390
SolarWinds, Inc.*	10,595	488,747
SS&C Technologies Holdings, Inc.	15,922	995,125
Synopsys, Inc.*	41,392	2,096,505
Take-Two Interactive Software, Inc.*(a)	95,516	2,633,376
Tyler Technologies, Inc.*(a)	3,447	445,973
Ultimate Software Group, Inc. (The)*	2,157	354,481
Verint Systems, Inc.*	7,456	452,915

Total Software		18,325,906

Specialty Retail - 3.9%
Aaron’s, Inc.	19,570	708,630
Abercrombie & Fitch Co. Class A(a)	7,381	158,765
American Eagle Outfitters, Inc.(a)	24,094	414,899
Asbury Automotive Group, Inc.*	11,901	1,078,469
Ascena Retail Group, Inc.*(a)	80,681	1,343,742
Buckle, Inc. (The)(a)	23,123	1,058,340
Cabela’s, Inc.*(a)	29,495	1,474,160
Chico’s FAS, Inc.(a)	41,721	693,820
CST Brands, Inc.	23,400	914,004
Dick’s Sporting Goods, Inc.	46,056	2,384,319
DSW, Inc. Class A	29,709	991,389
Five Below, Inc.*(a)	7,457	294,775
GameStop Corp. Class A(a)	84,599	3,634,373
Genesco, Inc.*	9,111	601,599
GNC Holdings, Inc. Class A	41,858	1,861,844
Group 1 Automotive, Inc.	7,741	703,115
Guess?, Inc.(a)	43,371	831,422
Lithia Motors, Inc. Class A	10,300	1,165,548
Mattress Firm Holding Corp.*(a)	5,888	358,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2015

Investments	Shares	Value
Men’s Wearhouse, Inc. (The)	6,027	$386,150
Michaels Cos., Inc. (The)*	60,888	1,638,496
Murphy USA, Inc.*	19,331	1,079,056
Penske Automotive Group, Inc.	41,907	2,183,774
Restoration Hardware Holdings, Inc.*	5,409	528,081
Sally Beauty Holdings, Inc.*	56,152	1,773,280
Urban Outfitters, Inc.*(a)	52,770	1,846,950

Total Specialty Retail		30,107,874

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp.*(a)	4,609	89,968
Diebold, Inc.(a)	15,847	554,645
Electronics For Imaging, Inc.*	14,808	644,296
Lexmark International, Inc. Class A	26,917	1,189,731
NCR Corp.*	65,732	1,978,533

Total Technology Hardware, Storage & Peripherals		4,457,173

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	14,743	1,567,181
Columbia Sportswear Co.	19,166	1,158,776
Deckers Outdoor Corp.*(a)	13,030	937,769
Fossil Group, Inc.*(a)	24,523	1,700,915
G-III Apparel Group Ltd.*	12,141	854,119
Iconix Brand Group, Inc.*(a)	19,294	481,771
lululemon athletica, Inc.*(a)	32,515	2,123,230
Skechers U.S.A., Inc. Class A*	15,726	1,726,558
Steven Madden Ltd.*	27,309	1,168,279
Wolverine World Wide, Inc.(a)	31,923	909,167

Total Textiles, Apparel & Luxury Goods		12,627,765

Thrifts & Mortgage Finance - 1.3%
EverBank Financial Corp.	43,558	855,915
Hudson City Bancorp, Inc.	118,245	1,168,261
MGIC Investment Corp.*(a)	128,196	1,458,871
Nationstar Mortgage Holdings, Inc.*(a)	33,773	567,386
Ocwen Financial Corp.*(a)	51,847	528,839
Radian Group, Inc.(a)	204,280	3,832,293
TFS Financial Corp.(a)	29,656	498,814
Washington Federal, Inc.	49,755	1,161,779

Total Thrifts & Mortgage Finance		10,072,158

Tobacco - 0.1%
Vector Group Ltd.(a)	18,891	443,183

Trading Companies & Distributors - 1.3%
Air Lease Corp.(a)	53,340	1,808,226
Applied Industrial Technologies, Inc.	18,092	717,348
GATX Corp.	18,575	987,261
HD Supply Holdings, Inc.*	10,331	363,445
MRC Global, Inc.*	70,299	1,085,416
MSC Industrial Direct Co., Inc. Class A(a)	21,300	1,486,101
NOW, Inc.*(a)	39,804	792,498
Watsco, Inc.	9,130	1,129,746
WESCO International, Inc.*(a)	25,698	1,763,911

Total Trading Companies & Distributors		10,133,952

Water Utilities - 0.2%
Aqua America, Inc.	58,189	1,425,049

TOTAL COMMON STOCKS (Cost: $707,892,474)		770,900,824

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $2,214,396)	27,673	2,286,343

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.2%

United States - 18.2%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $140,806,440)(d)	140,806,440	140,806,440

TOTAL INVESTMENTS IN SECURITIES - 118.1% (Cost: $850,913,310)		913,993,607
Liabilities in Excess of Cash and Other Assets - (18.1)%		(140,304,591)

NET ASSETS - 100.0%		$773,689,016

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $155,015,157 and the total market value of the collateral held by the Fund was $158,648,148. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $17,841,708. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

Bahrain - 2.7%
Ahli United Bank BSC	1,123,750	$802,944
Al-Salam Bank-Bahrain BSC	133,310	47,547

Total Bahrain		850,491

Egypt - 5.8%
Amer Group Holding	259,620	34,026
Commercial International Bank Egypt SAE	60,356	446,536
Eastern Tobacco	7,098	199,989
Heliopolis Co. for Housing and Construction SAE	5,871	44,413
Oriental Weavers	60,506	82,472
Sidi Kerir Petrochemicals Co.	180,750	301,327
Talaat Moustafa Group	95,555	111,960
Telecom Egypt Co.	576,977	611,758

Total Egypt		1,832,481

Jordan - 2.2%
Arab Bank PLC	81,900	710,566

Kuwait - 15.0%
Agility Public Warehousing Co. KSC	165,472	394,111
Burgan Bank SAK	73,580	103,445
Commercial Real Estate Co. KSC	418,515	117,677
Kuwait Finance House KSCP	207,337	438,954
Kuwait Food Co. Americana SAK	38,309	342,158
Kuwait International Bank KSCP	77,256	61,846
Kuwait Projects Co. Holding KSCP	131,125	273,268
Mabanee Co. SAK	68,850	225,476
Mobile Telecommunications Co. KSC	1,075,553	1,476,528
National Bank of Kuwait SAKP	472,206	1,343,358

Total Kuwait		4,776,821

Morocco - 5.4%
Maroc Telecom	154,938	1,716,562

Oman - 4.6%
Bank Muscat SAOG	268,121	383,080
Bank Sohar SAOG	115,918	55,708
National Bank of Oman SAOG	193,098	168,544
Oman Telecommunications Co. SAOG	184,008	829,339
Renaissance Services SAOG	34,055	24,770

Total Oman		1,461,441

Qatar - 34.1%
Al Khalij Commercial Bank QSC	30,546	188,079
Al Meera Consumer Goods Co. QSC	1,709	118,603
Barwa Real Estate Co.	36,878	536,775
Commercial Bank of Qatar QSC (The)	14,019	211,368
Doha Bank QSC	38,077	556,319
Doha Insurance Co. QSC	3,655	26,098
Ezdan Holding Group QSC	78,017	385,452
Gulf International Services OSC	4,750	104,360
Industries Qatar QSC	68,197	2,696,977
Mannai Corp. QSC	4,316	132,162
Masraf Al Rayan QSC	39,128	499,678
Mazaya Qatar Real Estate Development QSC	7,335	37,710
Medicare Group	1,268	65,154
National Leasing	6,082	35,611
Ooredoo QSC	19,091	456,139
Qatar Electricity & Water Co. QSC	7,800	488,404
Qatar Fuel Co. QSC	5,539	259,970
Qatar Gas Transport Co., Ltd.	48,715	297,273
Qatar Insurance Co. SAQ	7,166	189,912
Qatar International Islamic Bank QSC	12,287	267,926
Qatar Islamic Bank SAQ	15,970	473,234
Qatar Islamic Insurance Co. QSC	1,127	25,442
Qatar National Bank SAQ	45,810	2,426,845
Qatari Investors Group QSC	3,353	49,725
Salam International Investment Co.	11,132	42,801
United Development Co. QSC	24,261	163,839
Vodafone Qatar QSC	14,916	67,386
Widam Food Co.	1,333	22,697

Total Qatar		10,825,939

United Arab Emirates - 30.0%
Abu Dhabi Commercial Bank PJSC	644,255	1,348,867
Agthia Group PJSC	34,203	69,189
Al Waha Capital PJSC	210,614	141,061
Aldar Properties PJSC	493,982	365,818
Aramex PJSC	105,811	100,252
DP World Ltd.	32,953	705,194
Dubai Financial Market PJSC	421,778	227,371
Dubai Investments PJSC	259,816	205,847
Dubai Islamic Bank PJSC	406,005	756,088
Emaar Properties PJSC	284,929	611,291
First Gulf Bank PJSC	612,175	2,533,402
National Bank of Abu Dhabi PJSC	425,057	1,272,990
National Bank of Ras Al-Khaimah PSC (The)	301,363	627,677
National Central Cooling Co. PJSC	83,425	34,070
RAK Properties PJSC	366,378	64,838
Ras Al Khaimah Ceramics	109,672	97,043
Union National Bank PJSC	200,272	370,778

Total United Arab Emirates		9,531,776

TOTAL COMMON STOCKS (Cost: $29,936,078)		31,706,077

CONVERTIBLE BONDS - 0.1%

Oman - 0.1%
Bank Muscat SAOG
3.50%, 3/19/18†	38,597	10,026
4.50%, 3/20/17†	48,842	13,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2015

Investments	Value
TOTAL CONVERTIBLE BONDS (Cost: $24,807)	$23,539

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $29,960,885)	31,729,616
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%	25,119

NET ASSETS - 100.0%	$31,754,735

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $23,539, which represents 0.1% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 0.4%
AAR Corp.	44,679	$1,423,920
American Science & Engineering, Inc.(a)	33,307	1,459,180
Cubic Corp.	12,335	586,899
HEICO Corp.(a)	5,926	345,486
HEICO Corp. Class A	10,907	553,748
National Presto Industries, Inc.(a)	12,158	976,530

Total Aerospace & Defense		5,345,763

Air Freight & Logistics - 0.2%
Forward Air Corp.	29,777	1,556,146
Park-Ohio Holdings Corp.	10,500	508,830

Total Air Freight & Logistics		2,064,976

Airlines - 0.1%
SkyWest, Inc.(a)	69,777	1,049,446

Auto Components - 0.6%
Cooper Tire & Rubber Co.	82,159	2,779,439
Remy International, Inc.	71,736	1,586,083
Spartan Motors, Inc.(a)	66,645	305,234
Standard Motor Products, Inc.(a)	33,578	1,179,259
Strattec Security Corp.(a)	1,751	120,294
Superior Industries International, Inc.	99,631	1,824,244

Total Auto Components		7,794,553

Banks - 8.5%
1st Source Corp.	20,682	705,670
Access National Corp.	13,998	272,121
American National Bankshares, Inc.	11,128	264,958
Ameris Bancorp	7,865	198,906
Arrow Financial Corp.(a)	17,497	472,944
Banc of California, Inc.	56,476	776,545
BancFirst Corp.	12,547	821,201
BancorpSouth, Inc.(a)	49,764	1,281,921
Bank of Hawaii Corp.(a)	51,791	3,453,424
Banner Corp.	12,466	597,495
Bar Harbor Bankshares	6,450	228,524
BBCN Bancorp, Inc.	88,245	1,305,144
Berkshire Hills Bancorp, Inc.	29,090	828,483
Boston Private Financial Holdings, Inc.	75,573	1,013,434
Bridge Bancorp, Inc.(a)	15,959	425,946
Bryn Mawr Bank Corp.	13,486	406,738
C&F Financial Corp.	4,345	160,982
Camden National Corp.(a)	7,957	307,936
Capital City Bank Group, Inc.	3,250	49,627
Cardinal Financial Corp.	24,981	544,336
Cathay General Bancorp	48,402	1,570,645
Centerstate Banks, Inc.	6,152	83,113
Central Pacific Financial Corp.	28,645	680,319
Century Bancorp, Inc. Class A	2,222	90,346
Chemical Financial Corp.	41,933	1,386,305
City Holding Co.(a)	20,414	1,005,389
CNB Financial Corp.	18,801	345,938
CoBiz Financial, Inc.	21,482	280,770
Columbia Banking System, Inc.	48,004	1,562,050
Community Bank System, Inc.(a)	49,189	1,857,869
Community Trust Bancorp, Inc.	21,742	758,144
ConnectOne Bancorp, Inc.	20,022	431,074
CVB Financial Corp.(a)	103,143	1,816,348
Enterprise Bancorp, Inc.(a)	7,561	177,230
Enterprise Financial Services Corp.	9,848	224,239
Fidelity Southern Corp.	18,664	325,500
Financial Institutions, Inc.	17,628	437,879
First Bancorp	13,178	219,809
First Bancorp, Inc.	18,538	360,379
First Busey Corp.	102,524	673,583
First Business Financial Services, Inc.	2,762	129,483
First Commonwealth Financial Corp.	110,707	1,061,680
First Community Bancshares, Inc.	23,167	422,103
First Connecticut Bancorp, Inc.(a)	7,929	125,833
First Financial Bancorp	85,060	1,525,976
First Financial Bankshares, Inc.(a)	46,342	1,605,287
First Financial Corp.(a)	14,220	508,507
First Interstate BancSystem, Inc.	19,014	527,448
First Merchants Corp.	19,541	482,663
First Midwest Bancorp, Inc.	53,691	1,018,518
Flushing Financial Corp.	34,432	723,416
FNB Corp.(a)	249,521	3,573,141
Fulton Financial Corp.	186,537	2,436,173
German American Bancorp, Inc.(a)	10,647	313,554
Glacier Bancorp, Inc.	72,032	2,119,181
Great Southern Bancorp, Inc.	11,281	475,381
Guaranty Bancorp	12,080	199,441
Hancock Holding Co.	99,817	3,185,160
Hanmi Financial Corp.	16,333	405,712
Heartland Financial USA, Inc.	10,869	404,544
Heritage Commerce Corp.	25,971	249,581
Heritage Financial Corp.	24,115	430,935
Home BancShares, Inc.	32,464	1,186,884
Horizon Bancorp	7,146	178,364
Hudson Valley Holding Corp.	8,928	251,859
Iberiabank Corp.	27,194	1,855,447
Independent Bank Corp.	36,639	1,200,554
Independent Bank Group, Inc.	4,074	174,775
International Bancshares Corp.	57,125	1,534,949
Lakeland Bancorp, Inc.	38,556	458,431
Lakeland Financial Corp.	12,574	545,334
LegacyTexas Financial Group, Inc.	32,897	993,489
LNB Bancorp, Inc.	2,386	44,141
Macatawa Bank Corp.(a)	18,092	95,888
MainSource Financial Group, Inc.	19,694	432,283
MB Financial, Inc.	50,401	1,735,810
Mercantile Bank Corp.	14,784	316,525
Merchants Bancshares, Inc.	8,895	294,158
MidSouth Bancorp, Inc.(a)	10,061	153,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
MidWestOne Financial Group, Inc.	7,840	$258,093
MutualFirst Financial, Inc.	4,764	110,668
National Bank Holdings Corp. Class A	14,684	305,868
National Penn Bancshares, Inc.	240,825	2,716,506
NBT Bancorp, Inc.	55,964	1,464,578
Northrim BanCorp, Inc.	6,439	165,032
Old National Bancorp	136,657	1,976,060
Pacific Continental Corp.	29,499	399,121
Park National Corp.(a)	25,999	2,271,533
Park Sterling Corp.	24,734	178,085
Peapack Gladstone Financial Corp.(a)	6,088	135,275
Penns Woods Bancorp, Inc.(a)	7,335	323,400
Peoples Bancorp, Inc.	12,451	290,606
Peoples Financial Services Corp.(a)	7,521	297,907
Pinnacle Financial Partners, Inc.	11,224	610,249
Preferred Bank	7,403	222,460
Premier Financial Bancorp, Inc.	9,728	150,298
PrivateBancorp, Inc.	3,567	142,038
QCR Holdings, Inc.	1,549	33,706
Renasant Corp.	28,026	913,648
Republic Bancorp, Inc. Class A	21,738	558,667
S&T Bancorp, Inc.(a)	28,128	832,307
Sandy Spring Bancorp, Inc.(a)	30,998	867,324
ServisFirst Bancshares, Inc.	5,752	216,103
Sierra Bancorp(a)	12,846	222,364
Simmons First National Corp. Class A	15,250	711,870
South State Corp.	12,444	945,620
Southside Bancshares, Inc.	21,565	630,345
Southwest Bancorp, Inc.	6,562	122,119
Sterling Bancorp	64,748	951,796
Stock Yards Bancorp, Inc.	16,320	616,733
Stonegate Bank	2,007	59,548
Suffolk Bancorp	4,764	122,244
Susquehanna Bancshares, Inc.	185,803	2,623,538
TCF Financial Corp.	82,901	1,376,986
Tompkins Financial Corp.(a)	18,375	987,105
TowneBank	39,121	637,281
Trico Bancshares	15,235	366,402
Trustmark Corp.(a)	99,152	2,476,817
UMB Financial Corp.(a)	29,907	1,705,297
Union Bankshares Corp.	42,995	999,204
United Bankshares, Inc.(a)	93,971	3,780,453
United Community Banks, Inc.	21,266	443,821
Univest Corp. of Pennsylvania	25,027	509,550
Valley National Bancorp(a)	408,754	4,214,254
Washington Trust Bancorp, Inc.(a)	21,389	844,438
WesBanco, Inc.	36,123	1,228,904
West Bancorp, Inc.(a)	20,809	412,851
Westamerica Bancorp(a)	31,348	1,587,776
Wilshire Bancorp, Inc.	60,716	766,843
Wintrust Financial Corp.	15,651	835,450

Total Banks		107,398,544

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated(a)	8,420	1,272,009
MGP Ingredients, Inc.	5,289	88,961

Total Beverages		1,360,970

Biotechnology - 0.7%
PDL BioPharma, Inc.(a)	1,302,237	8,373,384

Building Products - 0.8%
AAON, Inc.(a)	46,470	1,046,504
Advanced Drainage Systems, Inc.(a)	38,923	1,141,612
Apogee Enterprises, Inc.	26,544	1,397,276
Griffon Corp.(a)	69,021	1,098,814
Insteel Industries, Inc.	9,831	183,840
Quanex Building Products Corp.	33,062	708,519
Simpson Manufacturing Co., Inc.	84,133	2,860,522
Universal Forest Products, Inc.	32,590	1,695,658

Total Building Products		10,132,745

Capital Markets - 1.4%
Arlington Asset Investment Corp. Class A(a)	108,689	2,125,957
Artisan Partners Asset Management, Inc. Class A(a)	59,353	2,757,540
BGC Partners, Inc. Class A	388,787	3,401,886
Calamos Asset Management, Inc. Class A	36,529	447,480
Cohen & Steers, Inc.(a)	35,758	1,218,633
Evercore Partners, Inc. Class A	30,701	1,656,626
Financial Engines, Inc.(a)	13,885	589,835
FXCM, Inc. Class A(a)	24,299	35,234
GAMCO Investors, Inc. Class A	1,130	77,642
Greenhill & Co., Inc.(a)	47,242	1,952,512
Interactive Brokers Group, Inc. Class A	31,686	1,316,870
Manning & Napier, Inc.	21,839	217,735
Moelis & Co. Class A(a)	17,133	491,888
Oppenheimer Holdings, Inc. Class A	9,686	254,548
Pzena Investment Management, Inc. Class A	6,742	74,499
Silvercrest Asset Management Group, Inc. Class A	9,190	129,211
Virtus Investment Partners, Inc.	3,842	508,105
Westwood Holdings Group, Inc.	10,566	629,417

Total Capital Markets		17,885,618

Chemicals - 2.9%
A. Schulman, Inc.(a)	64,103	2,802,583
Balchem Corp.(a)	12,718	708,647
Chase Corp.	16,216	644,586
FutureFuel Corp.	177,739	2,287,501
H.B. Fuller Co.	58,286	2,367,578
Hawkins, Inc.(a)	20,234	817,251
Innophos Holdings, Inc.	77,664	4,088,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
Innospec, Inc.	32,749	$1,475,015
KMG Chemicals, Inc.	9,762	248,345
Kronos Worldwide, Inc.(a)	536,853	5,883,909
Minerals Technologies, Inc.	10,516	716,455
Olin Corp.(a)	282,154	7,604,050
OM Group, Inc.	33,876	1,138,234
Quaker Chemical Corp.(a)	19,364	1,720,298
Rayonier Advanced Materials, Inc.(a)	52,782	858,235
Stepan Co.	43,193	2,337,173
Tredegar Corp.	60,209	1,331,221

Total Chemicals		37,029,314

Commercial Services & Supplies - 5.6%
ABM Industries, Inc.	126,832	4,168,968
Brady Corp. Class A	151,255	3,742,049
Brink’s Co. (The)(a)	87,071	2,562,500
CECO Environmental Corp.(a)	43,750	495,687
Ennis, Inc.	138,700	2,578,433
Essendant, Inc.	55,194	2,166,364
G&K Services, Inc. Class A	38,629	2,670,809
Healthcare Services Group, Inc.(a)	168,056	5,554,251
Herman Miller, Inc.	111,457	3,224,451
HNI Corp.	91,789	4,695,007
Interface, Inc.	67,234	1,684,212
Kimball International, Inc. Class B	73,222	890,380
Knoll, Inc.	126,318	3,161,740
Matthews International Corp. Class A	37,173	1,975,373
McGrath RentCorp	75,338	2,292,535
Mobile Mini, Inc.(a)	83,458	3,508,574
MSA Safety, Inc.	90,873	4,408,249
Multi-Color Corp.	6,357	406,085
Quad/Graphics, Inc.	200,510	3,711,440
Steelcase, Inc. Class A	216,761	4,098,951
Tetra Tech, Inc.	68,599	1,758,878
U.S. Ecology, Inc.(a)	39,497	1,924,294
UniFirst Corp.	2,006	224,371
Viad Corp.	31,465	853,016
West Corp.	241,777	7,277,488

Total Commercial Services & Supplies		70,034,105

Communications Equipment - 1.0%
ADTRAN, Inc.	93,681	1,522,316
Alliance Fiber Optic Products, Inc.	20,537	380,961
Bel Fuse, Inc. Class B	10,348	212,341
Black Box Corp.	25,779	515,580
Comtech Telecommunications Corp.	62,486	1,815,218
InterDigital, Inc.(a)	57,520	3,272,313
PC-Tel, Inc.	42,797	307,283
Plantronics, Inc.	49,698	2,798,494
TESSCO Technologies, Inc.	24,214	479,679
Ubiquiti Networks, Inc.(a)	50,654	1,616,623

Total Communications Equipment		12,920,808

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	58,194	1,335,552
Granite Construction, Inc.	56,701	2,013,453
KBR, Inc.	304,448	5,930,647
Primoris Services Corp.(a)	38,526	762,815

Total Construction & Engineering		10,042,467

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	4,242	246,545

Consumer Finance - 0.1%
Cash America International, Inc.(a)	7,900	206,901
Nelnet, Inc. Class A	11,847	513,094

Total Consumer Finance		719,995

Containers & Packaging - 0.4%
Greif, Inc. Class A(a)	95,032	3,406,897
Myers Industries, Inc.	100,851	1,916,169

Total Containers & Packaging		5,323,066

Distributors - 0.5%
Core-Mark Holding Co., Inc.	19,163	1,135,408
Pool Corp.	62,475	4,384,496
Weyco Group, Inc.	29,993	894,391

Total Distributors		6,414,295

Diversified Consumer Services - 0.3%
Capella Education Co.	24,882	1,335,417
Carriage Services, Inc.(a)	9,215	220,054
Collectors Universe, Inc.	57,233	1,141,226
Universal Technical Institute, Inc.	103,907	893,600

Total Diversified Consumer Services		3,590,297

Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.(a)	37,815	361,512
MarketAxess Holdings, Inc.	12,921	1,198,681
Marlin Business Services Corp.	14,691	247,984
Resource America, Inc. Class A	25,686	216,019

Total Diversified Financial Services		2,024,196

Diversified Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	27,221	1,880,427
Cogent Communications Holdings, Inc.	171,795	5,813,543
Consolidated Communications Holdings, Inc.(a)	304,037	6,387,817
IDT Corp. Class B	82,112	1,484,585
Inteliquent, Inc.	111,936	2,059,622

Total Diversified Telecommunication Services		17,625,994

Electric Utilities - 3.2%
ALLETE, Inc.(a)	167,414	7,766,335
El Paso Electric Co.	120,688	4,183,046
Empire District Electric Co. (The)	161,057	3,511,043
MGE Energy, Inc.	88,064	3,410,719
Otter Tail Corp.	152,778	4,063,895
PNM Resources, Inc.	206,392	5,077,243
UIL Holdings Corp.(a)	227,141	10,407,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
Unitil Corp.	54,163	$1,788,462

Total Electric Utilities		40,208,344

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	6,303	141,566
AZZ, Inc.	34,423	1,783,112
Encore Wire Corp.(a)	4,701	208,207
Franklin Electric Co., Inc.(a)	47,479	1,534,996
General Cable Corp.(a)	265,904	5,246,286
Global Power Equipment Group, Inc.(a)	46,895	363,905
LSI Industries, Inc.	14,277	133,347
Powell Industries, Inc.	27,390	963,306
Preformed Line Products Co.	9,113	343,742

Total Electrical Equipment		10,718,467

Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	505,222	6,800,288
Badger Meter, Inc.(a)	20,332	1,290,879
CTS Corp.	30,815	593,805
Daktronics, Inc.	144,154	1,709,666
Dolby Laboratories, Inc. Class A(a)	47,108	1,869,245
Electro Rent Corp.	105,309	1,143,656
Electro Scientific Industries, Inc.	128,570	677,564
Littelfuse, Inc.	23,766	2,255,156
Mesa Laboratories, Inc.(a)	3,064	272,390
Methode Electronics, Inc.	39,735	1,090,726
MTS Systems Corp.	26,671	1,838,965
Park Electrochemical Corp.	35,069	671,922
Richardson Electronics Ltd.	27,510	222,281
Vishay Intertechnology, Inc.(a)	247,512	2,890,940

Total Electronic Equipment, Instruments & Components		23,327,483

Energy Equipment & Services - 2.3%
Bristow Group, Inc.(a)	75,868	4,043,765
CARBO Ceramics, Inc.(a)	88,200	3,671,766
Exterran Holdings, Inc.	128,962	4,210,609
Gulf Island Fabrication, Inc.	31,489	351,732
Gulfmark Offshore, Inc. Class A(a)	132,462	1,536,559
Patterson-UTI Energy, Inc.(a)	407,989	7,676,313
Tidewater, Inc.(a)	173,898	3,952,702
U.S. Silica Holdings, Inc.(a)	111,517	3,274,139

Total Energy Equipment & Services		28,717,585

Food & Staples Retailing - 0.8%
Andersons, Inc. (The)	24,944	972,816
Ingles Markets, Inc. Class A	29,009	1,385,760
Liberator Medical Holdings, Inc.(a)	245,656	557,639
SpartanNash Co.	72,551	2,360,809
Village Super Market, Inc. Class A	39,197	1,242,153
Weis Markets, Inc.	71,546	3,015,664

Total Food & Staples Retailing		9,534,841

Food Products - 2.5%
Alico, Inc.(a)	4,016	182,166
B&G Foods, Inc.(a)	246,853	7,042,716
Cal-Maine Foods, Inc.(a)	82,649	4,314,278
Calavo Growers, Inc.(a)	28,684	1,489,560
Dean Foods Co.(a)	145,618	2,354,643
J&J Snack Foods Corp.	22,534	2,493,838
Lancaster Colony Corp.	54,791	4,977,762
Limoneira Co.	9,920	220,522
Sanderson Farms, Inc.(a)	23,418	1,760,097
Snyder’s-Lance, Inc.(a)	152,956	4,935,890
Tootsie Roll Industries, Inc.(a)	42,963	1,388,134

Total Food Products		31,159,606

Gas Utilities - 3.4%
Chesapeake Utilities Corp.	33,593	1,808,983
Delta Natural Gas Co., Inc.(a)	26,671	536,087
Gas Natural, Inc.	49,076	505,483
Laclede Group, Inc. (The)(a)	156,513	8,148,067
New Jersey Resources Corp.(a)	258,918	7,133,191
Northwest Natural Gas Co.(a)	107,808	4,547,341
ONE Gas, Inc.(a)	140,374	5,974,318
South Jersey Industries, Inc.	219,548	5,429,422
WGL Holdings, Inc.(a)	166,228	9,024,518

Total Gas Utilities		43,107,410

Health Care Equipment & Supplies - 1.1%
Abaxis, Inc.(a)	15,696	808,030
Analogic Corp.	5,775	455,648
Atrion Corp.(a)	1,759	690,073
Cantel Medical Corp.	9,502	509,972
CONMED Corp.	50,451	2,939,780
CryoLife, Inc.	33,426	377,045
Hill-Rom Holdings, Inc.	77,721	4,222,582
Invacare Corp.	10,072	217,857
Meridian Bioscience, Inc.(a)	203,501	3,793,259
Utah Medical Products, Inc.	6,990	416,814

Total Health Care Equipment & Supplies		14,431,060

Health Care Providers & Services - 1.5%
Aceto Corp.	33,166	816,879
Chemed Corp.	13,837	1,814,031
Ensign Group, Inc. (The)	14,855	758,496
Kindred Healthcare, Inc.	179,739	3,646,904
Landauer, Inc.(a)	61,025	2,174,931
National Healthcare Corp.	31,320	2,035,487
Owens & Minor, Inc.(a)	188,526	6,409,884
U.S. Physical Therapy, Inc.	14,555	797,032

Total Health Care Providers & Services		18,453,644

Health Care Technology - 0.6%
Computer Programs & Systems, Inc.(a)	43,456	2,321,419
Quality Systems, Inc.(a)	285,331	4,727,935

Total Health Care Technology		7,049,354

Hotels, Restaurants & Leisure - 4.0%
Bob Evans Farms, Inc.	58,268	2,974,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
Cheesecake Factory, Inc. (The)(a)	67,398	$3,675,550
Churchill Downs, Inc.	18,722	2,341,186
ClubCorp Holdings, Inc.	174,763	4,173,340
DineEquity, Inc.	66,500	6,589,485
Frisch’s Restaurants, Inc.	13,573	455,646
International Speedway Corp. Class A	21,057	772,160
Interval Leisure Group, Inc.(a)	120,557	2,754,727
Marcus Corp. (The)	42,971	824,184
Marriott Vacations Worldwide Corp.	45,345	4,160,404
Papa John’s International, Inc.	40,116	3,033,171
Ruth’s Hospitality Group, Inc.	53,766	866,708
SeaWorld Entertainment, Inc.(a)	479,530	8,842,533
Sonic Corp.	70,655	2,034,864
Speedway Motorsports, Inc.	116,092	2,629,484
Texas Roadhouse, Inc.	128,390	4,805,638

Total Hotels, Restaurants & Leisure		50,933,661

Household Durables - 1.2%
Bassett Furniture Industries, Inc.	17,402	494,391
Blyth, Inc.*	17,286	109,766
CSS Industries, Inc.	18,702	565,736
Ethan Allen Interiors, Inc.(a)	47,675	1,255,759
Flexsteel Industries, Inc.	16,944	730,117
Hooker Furniture Corp.	26,117	655,798
KB Home(a)	58,614	972,992
La-Z-Boy, Inc.	64,570	1,700,774
Lennar Corp. Class B	14,996	646,628
Lifetime Brands, Inc.	12,695	187,505
MDC Holdings, Inc.(a)	197,302	5,913,141
NACCO Industries, Inc. Class A	10,200	619,752
Ryland Group, Inc. (The)(a)	15,203	704,963

Total Household Durables		14,557,322

Household Products - 0.3%
Oil-Dri Corp. of America(a)	13,932	423,254
Orchids Paper Products Co.	42,292	1,017,969
WD-40 Co.	25,918	2,259,013

Total Household Products		3,700,236

Independent Power and Renewable Electricity Producers - 1.1%
NRG Yield, Inc. Class A(a)	117,453	2,582,791
NRG Yield, Inc. Class C(a)	117,453	2,571,046
Ormat Technologies, Inc.	33,548	1,264,089
Pattern Energy Group, Inc.(a)	262,770	7,457,413

Total Independent Power and Renewable Electricity Producers		13,875,339

Industrial Conglomerates - 0.1%
Raven Industries, Inc.(a)	89,185	1,813,131

Insurance - 1.7%
American Equity Investment Life Holding Co.	20,120	542,838
AMERISAFE, Inc.	8,272	389,280
Baldwin & Lyons, Inc. Class B	17,769	409,042
Crawford & Co. Class A	38,806	295,314
Crawford & Co. Class B(a)	22,389	188,739
Donegal Group, Inc. Class A	27,694	421,780
EMC Insurance Group, Inc.	23,672	593,444
Employers Holdings, Inc.	15,135	344,775
FBL Financial Group, Inc. Class A	24,174	1,395,323
Federated National Holding Co.	2,365	57,233
Fidelity & Guaranty Life	23,113	546,160
HCI Group, Inc.(a)	10,414	460,403
Horace Mann Educators Corp.	45,152	1,642,630
Independence Holding Co.	4,433	58,471
Infinity Property & Casualty Corp.	8,554	648,735
Investors Title Co.	435	30,837
Kemper Corp.(a)	55,542	2,141,144
Meadowbrook Insurance Group, Inc.	29,090	250,174
National General Holdings Corp.	15,223	317,095
National Interstate Corp.(a)	11,459	313,060
National Western Life Insurance Co. Class A	269	64,423
ProAssurance Corp.	54,009	2,495,756
RLI Corp.(a)	25,753	1,323,447
Safety Insurance Group, Inc.	26,022	1,501,730
Selective Insurance Group, Inc.	45,138	1,266,121
State Auto Financial Corp.	29,762	712,800
Stewart Information Services Corp.	2,391	95,162
Symetra Financial Corp.	79,333	1,917,479
United Fire Group, Inc.	26,576	870,630
Universal Insurance Holdings, Inc.(a)	25,963	628,304

Total Insurance		21,922,329

Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.	105,149	2,616,107
PetMed Express, Inc.(a)	101,780	1,757,741

Total Internet & Catalog Retail		4,373,848

Internet Software & Services - 0.3%
EarthLink Holdings Corp.	465,989	3,490,258
Marchex, Inc. Class B	75,902	375,715
Reis, Inc.	22,573	500,669

Total Internet Software & Services		4,366,642

IT Services - 1.5%
Cass Information Systems, Inc.(a)	20,138	1,132,158
Computer Task Group, Inc.	55,810	430,853
Convergys Corp.(a)	140,179	3,573,163
CSG Systems International, Inc.(a)	88,352	2,797,224
Forrester Research, Inc.	29,158	1,050,271
Hackett Group, Inc. (The)	42,493	570,681
Heartland Payment Systems, Inc.	23,783	1,285,471
ManTech International Corp. Class A	70,563	2,046,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
Science Applications International Corp.	104,610	$5,528,639

Total IT Services		18,414,787

Leisure Products - 0.3%
Arctic Cat, Inc.	19,748	655,831
Callaway Golf Co.(a)	43,441	388,362
Escalade, Inc.	40,318	741,448
Johnson Outdoors, Inc. Class A	9,312	219,298
Marine Products Corp.	57,587	359,343
Sturm Ruger & Co., Inc.(a)	31,603	1,815,592

Total Leisure Products		4,179,874

Machinery - 3.8%
Actuant Corp. Class A	8,602	198,620
Alamo Group, Inc.	6,791	371,060
Albany International Corp. Class A	51,503	2,049,819
Altra Industrial Motion Corp.	47,057	1,279,009
American Railcar Industries, Inc.(a)	70,098	3,409,567
Astec Industries, Inc.	24,852	1,039,311
Barnes Group, Inc.	75,690	2,951,153
Briggs & Stratton Corp.(a)	117,460	2,262,280
CIRCOR International, Inc.	4,559	248,602
Columbus McKinnon Corp.	12,226	305,650
Douglas Dynamics, Inc.	95,895	2,059,825
Dynamic Materials Corp.	16,008	176,088
Eastern Co. (The)	16,213	300,265
ESCO Technologies, Inc.	24,155	903,638
Federal Signal Corp.	50,036	746,037
FreightCar America, Inc.	11,020	230,098
Global Brass & Copper Holdings, Inc.	27,650	470,326
Gorman-Rupp Co. (The)(a)	35,691	1,002,203
Graham Corp.	6,279	128,657
Greenbrier Cos., Inc. (The)(a)	36,008	1,686,975
Hardinge, Inc.	11,456	112,842
Harsco Corp.(a)	395,600	6,527,400
Hillenbrand, Inc.	155,518	4,774,403
Hurco Cos., Inc.	5,415	187,467
Hyster-Yale Materials Handling, Inc.	18,652	1,292,211
John Bean Technologies Corp.	32,489	1,221,261
Kadant, Inc.	16,197	764,498
L.B. Foster Co. Class A	3,928	135,948
Lindsay Corp.(a)	15,043	1,322,430
Miller Industries, Inc.	34,602	690,310
Mueller Industries, Inc.	51,921	1,802,697
Mueller Water Products, Inc. Class A	113,392	1,031,867
NN, Inc.(a)	28,376	724,155
Standex International Corp.	8,298	663,259
Sun Hydraulics Corp.(a)	24,633	938,764
Supreme Industries, Inc. Class A	19,633	168,255
Tennant Co.	22,009	1,438,068
Titan International, Inc.(a)	10,235	109,924
Twin Disc, Inc.	22,254	414,815
Watts Water Technologies, Inc. Class A	28,599	1,482,858

Total Machinery		47,622,615

Marine - 0.3%
International Shipholding Corp.(a)	51,382	327,817
Matson, Inc.	84,349	3,546,032

Total Marine		3,873,849

Media - 3.6%
A.H. Belo Corp. Class A	48,932	274,019
AMC Entertainment Holdings, Inc. Class A	69,395	2,129,039
Entravision Communications Corp. Class A	83,476	687,008
Harte-Hanks, Inc.	308,654	1,839,578
Meredith Corp.(a)	120,363	6,276,930
National CineMedia, Inc.	399,420	6,374,743
New Media Investment Group, Inc.	176,199	3,159,248
New York Times Co. (The) Class A(a)	184,745	2,521,769
Nexstar Broadcasting Group, Inc. Class A(a)	36,791	2,060,296
Saga Communications, Inc. Class A(a)	9,999	378,462
Salem Media Group, Inc. Class A	61,268	387,826
Scholastic Corp.	55,405	2,445,023
Sinclair Broadcast Group, Inc. Class A(a)	180,358	5,033,792
Time, Inc.(a)	348,310	8,014,613
Tribune Publishing Co.	77,570	1,205,438
World Wrestling Entertainment, Inc. Class A(a)	142,816	2,356,464

Total Media		45,144,248

Metals & Mining - 2.1%
Ampco-Pittsburgh Corp.	42,418	641,360
Carpenter Technology Corp.(a)	81,864	3,166,499
Commercial Metals Co.(a)	361,949	5,820,140
Globe Specialty Metals, Inc.	134,220	2,375,694
Gold Resource Corp.(a)	200,489	553,350
Haynes International, Inc.	23,405	1,154,335
Hecla Mining Co.(a)	142,763	375,467
Kaiser Aluminum Corp.(a)	34,935	2,902,400
Materion Corp.	20,450	720,862
Olympic Steel, Inc.	4,922	85,840
Schnitzer Steel Industries, Inc. Class A	89,248	1,559,162
Synalloy Corp.	14,435	197,759
TimkenSteel Corp.	81,489	2,199,388
Worthington Industries, Inc.	140,127	4,212,218

Total Metals & Mining		25,964,474

Multi-Utilities - 1.6%
Avista Corp.(a)	233,008	7,141,695
Black Hills Corp.	134,874	5,887,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
NorthWestern Corp.(a)	138,025	$6,728,719

Total Multi-Utilities		19,757,664

Multiline Retail - 0.1%
Bon-Ton Stores, Inc. (The)(a)	52,520	242,642
Fred’s, Inc. Class A	55,398	1,068,628

Total Multiline Retail		1,311,270

Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	9,436	420,846
Alon USA Energy, Inc.(a)	223,717	4,228,251
Delek U.S. Holdings, Inc.	134,258	4,943,380
Evolution Petroleum Corp.	188,438	1,241,806
Green Plains, Inc.(a)	56,025	1,543,489
Panhandle Oil and Gas, Inc. Class A(a)	13,627	281,943
PBF Energy, Inc. Class A	366,687	10,421,244

Total Oil, Gas & Consumable Fuels		23,080,959

Paper & Forest Products - 0.7%
Deltic Timber Corp.(a)	7,778	526,104
Neenah Paper, Inc.	35,117	2,070,498
PH Glatfelter Co.	77,546	1,705,237
Schweitzer-Mauduit International, Inc.	112,988	4,505,961
Wausau Paper Corp.	56,701	520,515

Total Paper & Forest Products		9,328,315

Personal Products - 1.2%
Coty, Inc. Class A*(a)	93,681	2,994,981
Inter Parfums, Inc.	56,729	1,924,815
Nu Skin Enterprises, Inc. Class A(a)	203,775	9,603,916

Total Personal Products		14,523,712

Pharmaceuticals - 1.3%
Phibro Animal Health Corp. Class A(a)	22,212	864,935
Theravance, Inc.(a)	863,537	15,604,114

Total Pharmaceuticals		16,469,049

Professional Services - 1.3%
Acacia Research Corp.(a)	140,498	1,232,167
Barrett Business Services, Inc.	26,754	971,705
CDI Corp.	60,207	782,691
CEB, Inc.	50,823	4,424,650
Exponent, Inc.	33,168	1,485,263
Heidrick & Struggles International, Inc.	45,109	1,176,443
Insperity, Inc.	61,475	3,129,078
Kelly Services, Inc. Class A(a)	43,374	665,791
Kforce, Inc.	52,413	1,198,685
Resources Connection, Inc.	80,624	1,297,240
VSE Corp.	4,070	217,786

Total Professional Services		16,581,499

Real Estate Investment Trusts (REITs) - 10.9%
Acadia Realty Trust	72,232	2,102,673
Agree Realty Corp.	30,720	896,102
Alexander’s, Inc.(a)	6,058	2,483,780
American Assets Trust, Inc.	38,598	1,513,428
Armada Hoffler Properties, Inc.	61,566	615,044
Ashford Hospitality Prime, Inc.	10,390	156,058
Ashford Hospitality Trust, Inc.	157,643	1,333,660
Associated Estates Realty Corp.	74,397	2,129,986
CatchMark Timber Trust, Inc. Class A	55,855	646,242
Cedar Realty Trust, Inc.	86,856	555,878
Chambers Street Properties	559,369	4,446,984
Chatham Lodging Trust	42,428	1,123,069
Chesapeake Lodging Trust	69,754	2,126,102
CorEnergy Infrastructure Trust, Inc.(a)	141,194	892,346
CoreSite Realty Corp.(a)	29,638	1,346,751
Corporate Office Properties Trust(a)	135,274	3,184,350
Cousins Properties, Inc.	218,500	2,268,030
CyrusOne, Inc.	46,293	1,363,329
DuPont Fabros Technology, Inc.(a)	100,389	2,956,456
EastGroup Properties, Inc.(a)	42,843	2,409,062
Education Realty Trust, Inc.	72,742	2,281,189
Empire State Realty Trust, Inc. Class A(a)	74,198	1,265,818
Excel Trust, Inc.	122,859	1,937,486
FelCor Lodging Trust, Inc.	36,022	355,897
First Industrial Realty Trust, Inc.	85,598	1,603,251
First Potomac Realty Trust	108,550	1,118,065
Franklin Street Properties Corp.	235,331	2,661,594
Getty Realty Corp.	60,984	997,698
Gladstone Commercial Corp.(a)	59,412	983,863
Government Properties Income Trust(a)	196,632	3,647,524
Gramercy Property Trust, Inc.(a)	24,547	573,663
Healthcare Realty Trust, Inc.	162,573	3,781,448
Hersha Hospitality Trust	71,623	1,836,401
Hudson Pacific Properties, Inc.	43,230	1,226,435
Independence Realty Trust, Inc.	91,851	691,638
Inland Real Estate Corp.	198,006	1,865,217
Investors Real Estate Trust	272,663	1,946,814
Kite Realty Group Trust	116,643	2,854,254
Lexington Realty Trust(a)	534,102	4,529,185
LTC Properties, Inc.	62,945	2,618,512
Mack-Cali Realty Corp.	107,053	1,972,987
Medical Properties Trust, Inc.(a)	399,083	5,231,978
Monmouth Real Estate Investment Corp. Class A	119,079	1,157,448
National Health Investors, Inc.	56,755	3,535,836
New York REIT, Inc.	257,607	2,563,190
One Liberty Properties, Inc.	37,773	803,809
Parkway Properties, Inc.	175,268	3,056,674
Pennsylvania Real Estate Investment Trust	90,788	1,937,416
Physicians Realty Trust	101,192	1,554,309
Potlatch Corp.	51,118	1,805,488
Preferred Apartment Communities, Inc. Class A	60,414	601,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
PS Business Parks, Inc.	25,635	$1,849,565
QTS Realty Trust, Inc. Class A	38,897	1,417,796
Ramco-Gershenson Properties Trust	127,729	2,084,537
Retail Opportunity Investments Corp.(a)	136,184	2,127,194
Rexford Industrial Realty, Inc.	49,574	722,789
Rouse Properties, Inc.(a)	80,073	1,309,194
Ryman Hospitality Properties, Inc.	79,766	4,236,372
Sabra Health Care REIT, Inc.	110,255	2,837,964
Saul Centers, Inc.	22,592	1,111,300
Select Income REIT(a)	176,756	3,648,244
Silver Bay Realty Trust Corp.	13,935	227,001
STAG Industrial, Inc.(a)	131,743	2,634,860
Starwood Waypoint Residential Trust(a)	29,577	702,750
Summit Hotel Properties, Inc.	128,419	1,670,731
Terreno Realty Corp.	39,313	774,466
Trade Street Residential, Inc.(a)	67,120	447,019
UMH Properties, Inc.(a)	70,117	687,147
Universal Health Realty Income Trust	25,102	1,166,239
Urstadt Biddle Properties, Inc. Class A	44,102	823,825
Washington Real Estate Investment Trust(a)	110,409	2,865,114
Whitestone REIT(a)	65,870	857,627
Winthrop Realty Trust*	49,559	750,819
WP GLIMCHER, Inc.	378,415	5,119,955

Total Real Estate Investment Trusts (REITs)		137,618,044

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	10,173	400,816
Consolidated-Tomoka Land Co.(a)	415	23,921
Griffin Industrial Realty, Inc.(a)	2,234	71,577
Kennedy-Wilson Holdings, Inc.	51,447	1,265,082
RE/MAX Holdings, Inc. Class A(a)	2,976	105,678

Total Real Estate Management & Development		1,867,074

Road & Rail - 0.3%
ArcBest Corp.	14,066	447,299
Celadon Group, Inc.	8,597	177,786
Heartland Express, Inc.(a)	27,246	551,186
Marten Transport Ltd.(a)	16,397	355,815
Universal Truckload Services, Inc.	29,457	646,876
Werner Enterprises, Inc.(a)	47,481	1,246,376

Total Road & Rail		3,425,338

Semiconductors & Semiconductor Equipment - 1.7%
Brooks Automation, Inc.	220,534	2,525,114
Cohu, Inc.	54,881	726,076
Integrated Silicon Solution, Inc.	45,579	1,009,119
Intersil Corp. Class A	474,754	5,939,173
IXYS Corp.	35,530	543,609
Micrel, Inc.	84,970	1,181,083
MKS Instruments, Inc.	97,095	3,683,784
Monolithic Power Systems, Inc.	47,806	2,424,242
Power Integrations, Inc.	27,916	1,261,245
Tessera Technologies, Inc.	60,602	2,301,664

Total Semiconductors & Semiconductor Equipment		21,595,109

Software - 1.4%
Advent Software, Inc.	89,259	3,946,140
American Software, Inc. Class A	120,467	1,144,437
Blackbaud, Inc.	51,640	2,940,898
Digimarc Corp.*(a)	12,529	565,559
Ebix, Inc.(a)	69,210	2,256,938
Epiq Systems, Inc.	83,380	1,407,454
Fair Isaac Corp.	3,481	316,005
Mentor Graphics Corp.	106,522	2,815,377
Monotype Imaging Holdings, Inc.	46,137	1,112,363
Pegasystems, Inc.	44,933	1,028,516
QAD, Inc. Class A	17,616	465,591

Total Software		17,999,278

Specialty Retail - 4.1%
Aaron’s, Inc.(a)	24,264	878,599
Abercrombie & Fitch Co. Class A(a)	205,860	4,428,049
Big 5 Sporting Goods Corp.	67,966	965,797
Buckle, Inc. (The)(a)	85,252	3,901,984
Caleres, Inc.	39,969	1,270,215
Cato Corp. (The) Class A	77,116	2,989,016
Chico’s FAS, Inc.	294,065	4,890,301
Children’s Place, Inc. (The)	20,922	1,368,508
Destination Maternity Corp.	72,235	842,260
Finish Line, Inc. (The) Class A	54,219	1,508,373
Group 1 Automotive, Inc.(a)	20,724	1,882,361
Guess?, Inc.(a)	377,442	7,235,563
Haverty Furniture Cos., Inc.	31,156	673,593
Lithia Motors, Inc. Class A(a)	17,899	2,025,451
Men’s Wearhouse, Inc. (The)	83,988	5,381,111
Monro Muffler Brake, Inc.(a)	29,011	1,803,324
Pier 1 Imports, Inc.(a)	161,467	2,039,328
Rent-A-Center, Inc.(a)	155,622	4,411,884
Shoe Carnival, Inc.	19,328	557,806
Sonic Automotive, Inc. Class A	14,856	354,018
Stage Stores, Inc.	89,541	1,569,654
Stein Mart, Inc.	91,871	961,889
Winmark Corp.(a)	1,749	172,276

Total Specialty Retail		52,111,360

Technology Hardware, Storage & Peripherals - 1.4%
Astro-Med, Inc.	14,077	201,442
Diebold, Inc.(a)	219,351	7,677,285
Lexmark International, Inc. Class A	224,049	9,902,966

Total Technology Hardware, Storage & Peripherals		17,781,693

Textiles, Apparel & Luxury Goods - 0.3%
Culp, Inc.	11,351	351,881
Movado Group, Inc.	27,342	742,609
Oxford Industries, Inc.	24,761	2,165,349
Rocky Brands, Inc.	20,569	384,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2015

Investments	Shares	Value
Superior Uniform Group, Inc.	30,253	$500,385

Total Textiles, Apparel & Luxury Goods		4,144,864

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	46,218	637,346
Bank Mutual Corp.	49,191	377,295
BankFinancial Corp.	9,329	109,896
Brookline Bancorp, Inc.	92,583	1,045,262
Cape Bancorp, Inc.	13,972	132,175
Capitol Federal Financial, Inc.(a)	127,252	1,532,114
Clifton Bancorp, Inc.(a)	17,524	245,161
Dime Community Bancshares, Inc.	49,701	841,935
ESSA Bancorp, Inc.	10,634	136,753
EverBank Financial Corp.	40,464	795,118
Federal Agricultural Mortgage Corp. Class C	8,274	240,442
First Defiance Financial Corp.	8,875	333,079
First Financial Northwest, Inc.(a)	11,983	149,308
Fox Chase Bancorp, Inc.	14,502	245,374
Heritage Financial Group, Inc.	3,945	119,060
Hingham Institution for Savings	1,376	158,391
Meta Financial Group, Inc.	3,917	168,118
Northfield Bancorp, Inc.	35,928	540,716
Northwest Bancshares, Inc.	148,518	1,904,001
OceanFirst Financial Corp.	22,521	420,017
Oritani Financial Corp.	81,552	1,308,909
Provident Financial Holdings, Inc.	9,578	160,336
Provident Financial Services, Inc.	84,333	1,601,484
Prudential Bancorp, Inc.	2,051	29,739
Pulaski Financial Corp.	13,828	178,658
Territorial Bancorp, Inc.(a)	11,811	286,535
TrustCo Bank Corp.(a)	138,028	970,337
United Community Financial Corp.	13,760	73,616
United Financial Bancorp, Inc.	54,712	735,876
Washington Federal, Inc.	99,983	2,334,603
Waterstone Financial, Inc.(a)	21,150	279,180
Westfield Financial, Inc.	18,174	132,852
WSFS Financial Corp.(a)	9,492	259,606

Total Thrifts & Mortgage Finance		18,483,292

Tobacco - 2.1%
Universal Corp.(a)	116,334	6,668,265
Vector Group Ltd.(a)	822,094	19,286,325

Total Tobacco		25,954,590

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	93,794	3,718,932
H&E Equipment Services, Inc.	133,028	2,656,569
Houston Wire & Cable Co.	69,645	690,878
Kaman Corp.(a)	45,210	1,896,108
TAL International Group, Inc.*	244,118	7,714,129

Total Trading Companies & Distributors		16,676,616

Water Utilities - 1.0%
American States Water Co.	95,857	3,584,093
Artesian Resources Corp. Class A(a)	31,866	672,054
California Water Service Group	132,418	3,025,751
Connecticut Water Service, Inc.	34,133	1,165,983
Middlesex Water Co.(a)	56,864	1,282,852
SJW Corp.	50,955	1,563,809
York Water Co. (The)(a)	34,769	725,282

Total Water Utilities		12,019,824

Wireless Telecommunication Services - 0.7%
Shenandoah Telecommunications Co.	39,448	1,350,305
Spok Holdings, Inc.	68,173	1,148,034
Telephone & Data Systems, Inc.	231,208	6,797,515

Total Wireless Telecommunication Services		9,295,854

TOTAL COMMON STOCKS (Cost: $1,155,717,130)		1,254,852,634

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree MidCap Dividend Fund(b) (Cost: $2,611,846)	32,249	2,664,412

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 23.7%

United States - 23.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $298,481,217)(d)	298,481,217	298,481,217

TOTAL INVESTMENTS IN SECURITIES - 123.5% (Cost: $1,456,810,193)		1,555,998,263
Liabilities in Excess of Cash and Other Assets - (23.5)%		(296,452,633)

NET ASSETS - 100.0%		$1,259,545,630

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $306,564,146 and the total market value of the collateral held by the Fund was $314,214,303. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $15,733,086. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.5%

Puerto Rico - 0.3%

Banks - 0.1%
First BanCorp*(a)	134,393	$647,774

IT Services - 0.2%
EVERTEC, Inc.	38,872	825,641

Total Puerto Rico		1,473,415

United States - 99.2%

Aerospace & Defense - 0.9%
AAR Corp.(a)	28,396	904,980
Aerovironment, Inc.*(a)	5,244	136,764
American Science & Engineering, Inc.(a)	757	33,164
Astronics Corp.*	10,633	753,773
Cubic Corp.	14,780	703,232
Ducommun, Inc.*	3,856	98,984
Engility Holdings, Inc.	12,355	310,852
National Presto Industries, Inc.(a)	6,036	484,812
Sparton Corp.*(a)	4,499	122,913
Taser International, Inc.*(a)	9,785	325,938

Total Aerospace & Defense		3,875,412

Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc.*	45,375	475,984
Atlas Air Worldwide Holdings, Inc.*(a)	24,845	1,365,481
Echo Global Logistics, Inc.*	6,193	202,263
Forward Air Corp.(a)	13,584	709,900
Hub Group, Inc. Class A*(a)	18,187	733,664
Park-Ohio Holdings Corp.	7,664	371,397

Total Air Freight & Logistics		3,858,689

Airlines - 0.3%
Hawaiian Holdings, Inc.*(a)	38,782	921,073
Republic Airways Holdings, Inc.*	60,691	557,143

Total Airlines		1,478,216

Auto Components - 2.4%
American Axle & Manufacturing Holdings, Inc.*(a)	87,876	1,837,487
China XD Plastics Co., Ltd.*(a)	160,044	965,065
Cooper-Standard Holding, Inc.*	7,148	439,388
Dorman Products, Inc.*(a)	20,790	990,851
Drew Industries, Inc.	14,884	863,570
Fox Factory Holding Corp.*	21,399	344,096
Gentherm, Inc.*(a)	20,614	1,131,915
Modine Manufacturing Co.*	111,958	1,201,309
Motorcar Parts of America, Inc.*(a)	3,372	101,464
Remy International, Inc.	15,263	337,465
Shiloh Industries, Inc.*(a)	20,819	269,606
Spartan Motors, Inc.(a)	3,761	17,225
Standard Motor Products, Inc.(a)	17,327	608,524
Stoneridge, Inc.*(a)	5,970	69,909
Strattec Security Corp.(a)	2,912	200,054
Superior Industries International, Inc.(a)	8,249	151,039
Tower International, Inc.*	31,399	817,944

Total Auto Components		10,346,911

Automobiles - 0.1%
Winnebago Industries, Inc.(a)	14,702	346,820

Banks - 11.0%
1st Source Corp.(a)	17,054	581,882
American National Bankshares, Inc.(a)	5,755	137,027
Ameris Bancorp	10,894	275,509
Arrow Financial Corp.(a)	8,318	224,836
Banc of California, Inc.	9,876	135,795
BancFirst Corp.	9,362	612,743
Bancorp, Inc. (The)*(a)	15,057	139,729
Banner Corp.	12,268	588,005
BBCN Bancorp, Inc.(a)	58,590	866,546
Berkshire Hills Bancorp, Inc.	12,411	353,465
Boston Private Financial Holdings, Inc.	45,506	610,235
Bridge Bancorp, Inc.(a)	4,865	129,847
Bryn Mawr Bank Corp.	8,912	268,786
C&F Financial Corp.	3,076	113,966
Camden National Corp.(a)	6,342	245,435
Capital Bank Financial Corp. Class A*(a)	17,690	514,248
Capital City Bank Group, Inc.(a)	7,387	112,799
Cardinal Financial Corp.	14,203	309,483
Centerstate Banks, Inc.(a)	8,384	113,268
Central Pacific Financial Corp.(a)	19,361	459,824
Chemical Financial Corp.(a)	20,714	684,805
City Holding Co.(a)	11,160	549,630
CNB Financial Corp.(a)	11,246	206,926
CoBiz Financial, Inc.(a)	22,450	293,422
Columbia Banking System, Inc.	28,317	921,435
Community Bank System, Inc.(a)	21,667	818,363
Community Trust Bancorp, Inc.(a)	11,192	390,265
ConnectOne Bancorp, Inc.	8,427	181,433
Customers Bancorp, Inc.*	20,422	549,148
CVB Financial Corp.(a)	63,957	1,126,283
Enterprise Financial Services Corp.(a)	12,413	282,644
Farmers Capital Bank Corp.*	5,500	156,365
Fidelity Southern Corp.	16,218	282,842
Financial Institutions, Inc.	10,391	258,112
First Bancorp(a)	12,271	204,680
First Busey Corp.(a)	45,812	300,985
First Business Financial Services, Inc.	2,872	134,639
First Commonwealth Financial Corp.(a)	47,189	452,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
First Community Bancshares, Inc.	14,495	$264,099
First Connecticut Bancorp, Inc.	4,427	70,256
First Financial Bancorp	28,026	502,786
First Financial Corp.(a)	9,785	349,912
First Interstate BancSystem, Inc.	28,999	804,432
First Merchants Corp.	24,620	608,114
First Midwest Bancorp, Inc.	38,876	737,478
First NBC Bank Holding Co.*	14,564	524,304
Flushing Financial Corp.	22,494	472,599
German American Bancorp, Inc.(a)	9,135	269,026
Great Southern Bancorp, Inc.(a)	10,410	438,677
Guaranty Bancorp	10,653	175,881
Hanmi Financial Corp.	20,687	513,865
Heartland Financial USA, Inc.(a)	13,561	504,740
Heritage Financial Corp.(a)	8,032	143,532
Hilltop Holdings, Inc.*	50,212	1,209,607
HomeTrust Bancshares, Inc.*(a)	5,763	96,588
Horizon Bancorp(a)	6,633	165,560
Hudson Valley Holding Corp.	4,310	121,585
Independent Bank Corp.	26,589	774,972
Independent Bank Group, Inc.	5,185	222,437
International Bancshares Corp.(a)	61,836	1,661,533
Lakeland Bancorp, Inc.	25,944	308,474
Lakeland Financial Corp.	10,146	440,032
LegacyTexas Financial Group, Inc.	14,320	432,464
MainSource Financial Group, Inc.	15,634	343,166
Mercantile Bank Corp.	7,836	167,769
Merchants Bancshares, Inc.(a)	4,298	142,135
Metro Bancorp, Inc.(a)	7,881	206,009
MidSouth Bancorp, Inc.(a)	10,221	155,972
MidWestOne Financial Group, Inc.(a)	6,529	214,935
National Bank Holdings Corp. Class A	3,981	82,924
National Penn Bancshares, Inc.	90,021	1,015,437
NBT Bancorp, Inc.(a)	24,218	633,785
NewBridge Bancorp	13,193	117,813
Northrim BanCorp, Inc.(a)	4,309	110,440
OFG Bancorp(a)	41,440	442,165
Old National Bancorp	68,402	989,093
Opus Bank	49,703	1,798,255
Pacific Continental Corp.	11,195	151,468
Pacific Premier Bancorp, Inc.*	9,873	167,446
Park National Corp.(a)	8,153	712,328
Park Sterling Corp.	17,363	125,014
Peapack Gladstone Financial Corp.(a)	7,012	155,807
Penns Woods Bancorp, Inc.(a)	3,287	144,924
Peoples Bancorp, Inc.(a)	7,005	163,497
Peoples Financial Services Corp.	2,219	87,895
Pinnacle Financial Partners, Inc.(a)	16,976	922,985
Preferred Bank	8,800	264,440
Renasant Corp.(a)	18,352	598,275
Republic Bancorp, Inc. Class A(a)	9,836	252,785
S&T Bancorp, Inc.	18,620	550,966
Sandy Spring Bancorp, Inc.(a)	17,332	484,949
Seacoast Banking Corp. of Florida*	5,671	89,602
ServisFirst Bancshares, Inc.	15,017	564,189
Sierra Bancorp(a)	9,502	164,480
Simmons First National Corp. Class A	6,076	283,628
South State Corp.(a)	9,925	754,201
Southside Bancshares, Inc.(a)	12,711	371,543
Southwest Bancorp, Inc.	10,709	199,294
Square 1 Financial, Inc. Class A*	12,550	343,243
Sterling Bancorp	19,610	288,267
Stock Yards Bancorp, Inc.(a)	9,497	358,892
Stonegate Bank(a)	2,838	84,203
Suffolk Bancorp(a)	5,262	135,023
Tompkins Financial Corp.(a)	10,366	556,862
TowneBank(a)	36,551	595,416
Trico Bancshares	9,482	228,042
Tristate Capital Holdings, Inc.*(a)	14,365	185,739
Trustmark Corp.(a)	52,036	1,299,859
Union Bankshares Corp.(a)	18,764	436,075
United Community Banks, Inc.	32,908	686,790
Univest Corp. of Pennsylvania	10,731	218,483
Washington Trust Bancorp, Inc.(a)	9,202	363,295
WesBanco, Inc.	20,390	693,668
West Bancorp, Inc.(a)	10,773	213,736
Westamerica Bancorp(a)	12,536	634,948
Wilshire Bancorp, Inc.(a)	52,882	667,900
Yadkin Financial Corp.*(a)	1,333	27,926

Total Banks		48,048,882

Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated(a)	4,200	634,494
Craft Brew Alliance, Inc.*(a)	2,570	28,424
MGP Ingredients, Inc.(a)	1,787	30,057
National Beverage Corp.*	21,308	479,217

Total Beverages		1,172,192

Biotechnology - 2.2%
Acorda Therapeutics, Inc.*(a)	6,668	222,245
Adamas Pharmaceuticals, Inc.*(a)	24,738	648,630
Alder Biopharmaceuticals, Inc.*	5,229	276,980
Anacor Pharmaceuticals, Inc.*(a)	17,752	1,374,537
BioSpecifics Technologies Corp.*	1,353	69,815
China Biologic Products, Inc.*(a)	11,332	1,304,993
Emergent Biosolutions, Inc.*	9,533	314,112
Enanta Pharmaceuticals, Inc.*(a)	8,757	393,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Insys Therapeutics, Inc.*(a)	28,494	$1,023,505
Ligand Pharmaceuticals, Inc.*(a)	2,944	297,050
PDL BioPharma, Inc.(a)	495,144	3,183,776
Progenics Pharmaceuticals, Inc.*(a)	7,119	53,108
Repligen Corp.*(a)	6,408	264,458

Total Biotechnology		9,427,186

Building Products - 1.2%
AAON, Inc.(a)	22,103	497,760
American Woodmark Corp.*(a)	7,405	406,164
Apogee Enterprises, Inc.(a)	10,326	543,561
Builders FirstSource, Inc.*(a)	37,108	476,467
Continental Building Products, Inc.*(a)	8,119	172,042
Gibraltar Industries, Inc.*	13,771	280,515
Griffon Corp.(a)	1,597	25,424
Insteel Industries, Inc.	6,099	114,051
NCI Building Systems, Inc.*(a)	2,399	36,153
Patrick Industries, Inc.*	11,491	437,233
PGT, Inc.*	23,489	340,825
Quanex Building Products Corp.	2,475	53,039
Simpson Manufacturing Co., Inc.	20,657	702,338
Trex Co., Inc.*(a)	14,030	693,503
Universal Forest Products, Inc.(a)	12,070	628,002

Total Building Products		5,407,077

Capital Markets - 2.0%
Arlington Asset Investment Corp. Class A(a)	27,294	533,871
BGC Partners, Inc. Class A	29,611	259,096
Calamos Asset Management, Inc. Class A(a)	14,972	183,407
Cowen Group, Inc. Class A*(a)	56,010	358,464
Diamond Hill Investment Group, Inc.(a)	1,866	372,565
Evercore Partners, Inc. Class A	14,776	797,313
FBR & Co.*(a)	8,654	200,254
Financial Engines, Inc.(a)	10,060	427,349
FXCM, Inc. Class A(a)	2,660	3,857
Greenhill & Co., Inc.(a)	10,469	432,684
HFF, Inc. Class A	16,093	671,561
Interactive Brokers Group, Inc. Class A(a)	14,446	600,376
INTL FCStone, Inc.*	8,328	276,823
Investment Technology Group, Inc.	22,814	565,787
KCG Holdings, Inc. Class A*	32,175	396,718
Ladenburg Thalmann Financial Services, Inc.*(a)	19,364	67,774
Manning & Napier, Inc.	1,156	11,525
Moelis & Co. Class A(a)	6,061	174,011
Oppenheimer Holdings, Inc. Class A	8,412	221,067
Piper Jaffray Cos.*(a)	12,160	530,662
Pzena Investment Management, Inc. Class A	8,421	93,052
Silvercrest Asset Management Group, Inc. Class A	1,765	24,816
Virtus Investment Partners, Inc.(a)	6,220	822,595
Walter Investment Management Corp.*(a)	13,468	308,013
Westwood Holdings Group, Inc.	4,319	257,283

Total Capital Markets		8,590,923

Chemicals - 2.4%
A. Schulman, Inc.(a)	15,648	684,130
American Vanguard Corp.(a)	3,709	51,184
Calgon Carbon Corp.	28,429	550,954
Chase Corp.(a)	7,635	303,491
Ferro Corp.*	49,591	832,137
Flotek Industries, Inc.*(a)	33,755	422,950
FutureFuel Corp.	46,403	597,207
Hawkins, Inc.(a)	5,580	225,376
Innophos Holdings, Inc.	13,981	735,960
Innospec, Inc.	22,629	1,019,210
Kraton Performance Polymers, Inc.*	14,568	347,884
Kronos Worldwide, Inc.(a)	90,359	990,335
OM Group, Inc.	10,456	351,322
OMNOVA Solutions, Inc.*(a)	19,786	148,197
Quaker Chemical Corp.	7,999	710,631
Rayonier Advanced Materials, Inc.(a)	52,798	858,495
Stepan Co.	18,912	1,023,328
Trecora Resources*(a)	11,857	179,041
Tredegar Corp.	22,787	503,821

Total Chemicals		10,535,653

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	30,910	1,016,012
ACCO Brands Corp.*	122,092	948,655
Brady Corp. Class A(a)	6,275	155,244
Brink’s Co. (The)(a)	695	20,454
CECO Environmental Corp.(a)	11,785	133,524
Civeo Corp.	179,805	552,001
Ennis, Inc.	29,890	555,655
Essendant, Inc.(a)	36,667	1,439,180
G&K Services, Inc. Class A(a)	10,455	722,859
Heritage-Crystal Clean, Inc.*	6,036	88,729
Herman Miller, Inc.(a)	11,999	347,131
InnerWorkings, Inc.*(a)	6,287	41,934
Interface, Inc.	21,012	526,351
Kimball International, Inc. Class B	40,523	492,760
Knoll, Inc.	23,722	593,762
Matthews International Corp. Class A(a)	11,966	635,873
McGrath RentCorp	14,129	429,945
Multi-Color Corp.	9,993	638,353
Performant Financial Corp.*(a)	35,584	115,292
Quad/Graphics, Inc.	26,063	482,426
SP Plus Corp.*	9,091	237,366
Team, Inc.*	8,998	362,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Tetra Tech, Inc.	37,399	$958,910
U.S. Ecology, Inc.(a)	10,939	532,948
Viad Corp.	18,488	501,210

Total Commercial Services & Supplies		12,528,743

Communications Equipment - 1.1%
ADTRAN, Inc.	21,970	357,012
Alliance Fiber Optic Products, Inc.	16,412	304,443
Applied Optoelectronics, Inc.*(a)	3,491	60,604
Bel Fuse, Inc. Class B	6,445	132,251
Black Box Corp.	9,132	182,640
CalAmp Corp.*	7,983	145,770
Clearfield, Inc.*(a)	5,050	80,345
Comtech Telecommunications Corp.	8,924	259,242
Digi International, Inc.*	2,497	23,846
Finisar Corp.*(a)	57,125	1,020,824
InterDigital, Inc.(a)	18,668	1,062,023
NETGEAR, Inc.*(a)	19,669	590,463
Numerex Corp. Class A*(a)	1,525	13,024
Polycom, Inc.*(a)	16,948	193,885
Ruckus Wireless, Inc.*(a)	5,108	52,817
TESSCO Technologies, Inc.(a)	5,924	117,354

Total Communications Equipment		4,596,543

Construction & Engineering - 1.1%
Aegion Corp.*(a)	9,826	186,104
Ameresco, Inc. Class A*(a)	5,057	38,686
Argan, Inc.(a)	12,173	490,937
Comfort Systems USA, Inc.	12,542	287,839
Dycom Industries, Inc.*(a)	12,815	754,163
Furmanite Corp.*	15,194	123,375
Great Lakes Dredge & Dock Corp.*(a)	3,830	22,827
MYR Group, Inc.*	14,461	447,713
Orion Marine Group, Inc.*	4,151	29,970
Primoris Services Corp.(a)	39,484	781,783
Tutor Perini Corp.*(a)	67,998	1,467,397

Total Construction & Engineering		4,630,794

Construction Materials - 0.1%
Headwaters, Inc.*	12,763	232,542
United States Lime & Minerals, Inc.	3,053	177,440

Total Construction Materials		409,982

Consumer Finance - 1.1%
Cash America International, Inc.(a)	52,008	1,362,090
Consumer Portfolio Services, Inc.*(a)	35,024	218,900
Encore Capital Group, Inc.*(a)	23,967	1,024,350
EZCORP, Inc. Class A*(a)	40,503	300,937
First Cash Financial Services, Inc.*	14,203	647,515
Green Dot Corp. Class A*(a)	15,093	288,578
Regional Management Corp.*	14,369	256,630
World Acceptance Corp.*(a)	13,314	818,944

Total Consumer Finance		4,917,944

Containers & Packaging - 0.0%
Myers Industries, Inc.	9,020	171,380

Distributors - 0.2%
Core-Mark Holding Co., Inc.	7,740	458,595
VOXX International Corp.*(a)	29,673	245,693
Weyco Group, Inc.(a)	7,787	232,208

Total Distributors		936,496

Diversified Consumer Services - 0.5%
American Public Education, Inc.*(a)	12,493	321,320
Bridgepoint Education, Inc.*(a)	16,547	158,189
Capella Education Co.(a)	5,734	307,744
Carriage Services, Inc.(a)	6,802	162,432
Collectors Universe, Inc.(a)	4,207	83,888
K12, Inc.*(a)	17,222	217,858
Liberty Tax, Inc.(a)	5,233	129,517
LifeLock, Inc.*(a)	34,666	568,522
Strayer Education, Inc.*(a)	2,205	95,035
Universal Technical Institute, Inc.(a)	1,726	14,844
Weight Watchers International, Inc.*(a)	56,395	273,516

Total Diversified Consumer Services		2,332,865

Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.(a)	20,192	193,035
Marlin Business Services Corp.	8,934	150,806
NewStar Financial, Inc.*(a)	13,663	150,293
Resource America, Inc. Class A(a)	6,982	58,719

Total Diversified Financial Services		552,853

Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.(a)	8,483	586,006
Cogent Communications Holdings, Inc.(a)	15,755	533,149
Consolidated Communications Holdings, Inc.(a)	12,700	266,827
General Communication, Inc. Class A*	14,598	248,312
Hawaiian Telcom Holdco, Inc.*	3,793	98,997
IDT Corp. Class B(a)	10,480	189,478
Inteliquent, Inc.	24,790	456,136
Iridium Communications, Inc.*(a)	69,432	631,137
Lumos Networks Corp.(a)	15,045	222,516
ORBCOMM, Inc.*(a)	2,910	19,642
Premiere Global Services, Inc.*	14,180	145,912
Straight Path Communications, Inc. Class B*(a)	1,107	36,299
Vonage Holdings Corp.*	62,961	309,139

Total Diversified Telecommunication Services		3,743,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Electric Utilities - 0.8%
El Paso Electric Co.	27,047	$937,449
Empire District Electric Co. (The)	30,700	669,260
MGE Energy, Inc.(a)	20,856	807,753
Otter Tail Corp.(a)	24,434	649,944
Unitil Corp.	8,188	270,368

Total Electric Utilities		3,334,774

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	5,485	123,193
AZZ, Inc.(a)	12,713	658,533
Encore Wire Corp.	13,715	607,437
Franklin Electric Co., Inc.(a)	24,732	799,586
Global Power Equipment Group, Inc.(a)	13,533	105,016
LSI Industries, Inc.	3,095	28,907
Powell Industries, Inc.(a)	8,038	282,697
Preformed Line Products Co.(a)	3,400	128,248
SL Industries, Inc.*	3,910	150,965
Thermon Group Holdings, Inc.*	22,851	550,024

Total Electrical Equipment		3,434,606

Electronic Equipment, Instruments & Components - 3.1%
Badger Meter, Inc.(a)	6,088	386,527
Benchmark Electronics, Inc.*	58,003	1,263,305
Checkpoint Systems, Inc.	1,054	10,730
Coherent, Inc.*	11,322	718,721
Control4 Corp.*(a)	4,851	43,125
CTS Corp.	15,068	290,360
Daktronics, Inc.	18,852	223,585
DTS, Inc.*	12,031	366,825
Electro Rent Corp.	15,563	169,014
FARO Technologies, Inc.*(a)	5,873	274,269
II-VI, Inc.*(a)	34,187	648,869
Insight Enterprises, Inc.*	36,304	1,085,853
Mesa Laboratories, Inc.(a)	1,529	135,928
Methode Electronics, Inc.	32,830	901,183
MTS Systems Corp.(a)	7,055	486,442
Newport Corp.*(a)	21,832	413,935
OSI Systems, Inc.*	8,711	616,652
PC Connection, Inc.(a)	19,063	471,619
Plexus Corp.*	25,868	1,135,088
Rofin-Sinar Technologies, Inc.*	9,995	275,862
Rogers Corp.*	9,671	639,640
ScanSource, Inc.*	20,910	795,835
TTM Technologies, Inc.*(a)	19,159	191,398
Universal Display Corp.*	36,523	1,889,335
Vishay Precision Group, Inc.*	6,293	94,773

Total Electronic Equipment, Instruments & Components		13,528,873

Energy Equipment & Services - 2.7%
Basic Energy Services, Inc.*(a)	12,565	94,866
C&J Energy Services Ltd.*(a)	51,555	680,526
CARBO Ceramics, Inc.(a)	24,403	1,015,897
Era Group, Inc.*(a)	8,683	177,828
Geospace Technologies Corp.*(a)	16,251	374,586
Gulf Island Fabrication, Inc.(a)	7,182	80,223
Gulfmark Offshore, Inc. Class A(a)	42,042	487,687
Hornbeck Offshore Services, Inc.*(a)	51,969	1,066,924
Matrix Service Co.*(a)	19,476	356,021
Natural Gas Services Group, Inc.*	6,767	154,423
Newpark Resources, Inc.*(a)	81,160	659,831
Parker Drilling Co.*(a)	105,731	351,027
PHI, Inc. Non-Voting Shares*(a)	12,721	381,884
RigNet, Inc.*(a)	5,909	180,638
SEACOR Holdings, Inc.*(a)	3,343	237,152
Tidewater, Inc.(a)	75,034	1,705,523
U.S. Silica Holdings, Inc.(a)	48,180	1,414,565
Unit Corp.*(a)	78,845	2,138,276

Total Energy Equipment & Services		11,557,877

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	22,685	884,715
Chefs’ Warehouse, Inc. (The)*(a)	8,354	177,439
Ingles Markets, Inc. Class A	17,308	826,803
Liberator Medical Holdings, Inc.(a)	31,780	72,140
Natural Grocers by Vitamin Cottage, Inc.*(a)	5,761	141,836
SpartanNash Co.	13,703	445,896
Village Super Market, Inc. Class A(a)	2,330	73,838
Weis Markets, Inc.(a)	13,842	583,440

Total Food & Staples Retailing		3,206,107

Food Products - 0.7%
Alico, Inc.(a)	843	38,239
B&G Foods, Inc.(a)	17,948	512,056
Boulder Brands, Inc.*(a)	13,364	92,746
Calavo Growers, Inc.(a)	6,073	315,371
Farmer Bros Co.*(a)	2,070	48,645
Inventure Foods, Inc.*(a)	7,126	72,329
John B. Sanfilippo & Son, Inc.(a)	6,371	330,655
Landec Corp.*(a)	11,287	162,871
Limoneira Co.(a)	3,607	80,184
Omega Protein Corp.*(a)	31,008	426,360
Seneca Foods Corp. Class A*(a)	2,643	73,396
Tootsie Roll Industries, Inc.(a)	24,817	801,837

Total Food Products		2,954,689

Gas Utilities - 0.5%
Chesapeake Utilities Corp.(a)	8,553	460,579
Gas Natural, Inc.	4,090	42,127
Northwest Natural Gas Co.(a)	14,205	599,167
South Jersey Industries, Inc.(a)	36,570	904,376

Total Gas Utilities		2,006,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.(a)	3,395	$174,775
ABIOMED, Inc.*(a)	3,255	213,951
Analogic Corp.(a)	4,524	356,944
Anika Therapeutics, Inc.*(a)	10,991	363,033
Atrion Corp.(a)	924	362,494
Cantel Medical Corp.	11,192	600,675
CONMED Corp.(a)	9,098	530,140
CryoLife, Inc.(a)	6,158	69,462
Cyberonics, Inc.*	13,166	782,850
Cynosure, Inc. Class A*(a)	6,013	231,982
Exactech, Inc.*	8,264	172,139
Greatbatch, Inc.*	10,993	592,743
Haemonetics Corp.*(a)	9,116	377,038
ICU Medical, Inc.*	4,523	432,670
Inogen, Inc.*	12,055	537,653
Integra LifeSciences Holdings Corp.*(a)	6,218	418,907
Masimo Corp.*	27,626	1,070,231
Meridian Bioscience, Inc.(a)	23,614	440,165
Merit Medical Systems, Inc.*(a)	13,772	296,649
Natus Medical, Inc.*	10,169	432,793
Neogen Corp.*	7,066	335,211
SurModics, Inc.*(a)	6,006	140,660
Thoratec Corp.*	18,086	806,093
Utah Medical Products, Inc.(a)	2,388	142,396
Vascular Solutions, Inc.*	5,116	177,627

Total Health Care Equipment & Supplies		10,059,281

Health Care Providers & Services - 2.6%
Aceto Corp.(a)	12,177	299,919
Addus HomeCare Corp.*	5,560	154,902
Air Methods Corp.*(a)	23,131	956,236
Alliance HealthCare Services, Inc.*	3,632	67,882
Almost Family, Inc.*	3,702	147,747
AMN Healthcare Services, Inc.*(a)	20,068	633,948
Bio-Reference Laboratories, Inc.*	16,127	665,239
Chemed Corp.(a)	9,517	1,247,679
Corvel Corp.*	10,541	337,523
Ensign Group, Inc. (The)	9,855	503,196
ExamWorks Group, Inc.*(a)	1,421	55,561
Five Star Quality Care, Inc.*	8,812	42,298
Hanger, Inc.*(a)	30,689	719,350
IPC Healthcare, Inc.*	10,201	565,033
Landauer, Inc.(a)	930	33,145
LHC Group, Inc.*	8,377	320,420
Magellan Health, Inc.*	14,454	1,012,792
National Healthcare Corp.(a)	8,195	532,593
PharMerica Corp.*	16,814	559,906
Providence Service Corp. (The)*(a)	5,230	231,584
Select Medical Holdings Corp.	96,769	1,567,658
Triple-S Management Corp. Class B*	18,038	462,855
U.S. Physical Therapy, Inc.	5,152	282,124

Total Health Care Providers & Services		11,399,590

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.(a)	6,793	362,882
HealthStream, Inc.*(a)	3,480	105,862
HMS Holdings Corp.*(a)	14,770	253,601
MedAssets, Inc.*(a)	17,866	394,124
Omnicell, Inc.*	9,496	358,094
Quality Systems, Inc.	3,627	60,099

Total Health Care Technology		1,534,662

Hotels, Restaurants & Leisure - 2.4%
Biglari Holdings, Inc.*	459	189,911
BJ’s Restaurants, Inc.*(a)	5,427	262,938
Bob Evans Farms, Inc.(a)	4,632	236,464
Bravo Brio Restaurant Group, Inc.*(a)	4,731	64,105
Caesars Acquisition Co. Class A*(a)	101,956	701,457
Churchill Downs, Inc.	6,488	811,324
Chuy’s Holdings, Inc.*(a)	6,518	174,617
Del Frisco’s Restaurant Group, Inc.*	7,845	146,152
Diamond Resorts International, Inc.*	17,691	558,151
Famous Dave’s of America, Inc.*(a)	3,170	63,559
Fiesta Restaurant Group, Inc.*(a)	3,798	189,900
International Speedway Corp. Class A(a)	18,133	664,937
Interval Leisure Group, Inc.(a)	43,598	996,214
Kona Grill, Inc.*(a)	665	12,908
Krispy Kreme Doughnuts, Inc.*(a)	21,532	414,706
Marcus Corp. (The)	16,796	322,147
Monarch Casino & Resort, Inc.*	8,643	177,700
Nathan’s Famous, Inc.	1,494	55,368
Noodles & Co.*(a)	4,413	64,430
Pinnacle Entertainment, Inc.*	18,269	681,068
Popeyes Louisiana Kitchen, Inc.*	7,495	449,625
Red Robin Gourmet Burgers, Inc.*	5,435	466,432
Ruth’s Hospitality Group, Inc.	11,280	181,834
SeaWorld Entertainment, Inc.(a)	43,917	809,830
Sonic Corp.	19,694	567,187
Speedway Motorsports, Inc.(a)	43,456	984,279

Total Hotels, Restaurants & Leisure		10,247,243

Household Durables - 3.7%
Bassett Furniture Industries, Inc.	4,049	115,032
Beazer Homes USA, Inc.*(a)	18,674	372,546
Cavco Industries, Inc.*	3,218	242,766
Century Communities, Inc.*	10,804	217,485
CSS Industries, Inc.	6,657	201,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Ethan Allen Interiors, Inc.(a)	17,399	$458,290
Flexsteel Industries, Inc.	5,922	255,179
Hooker Furniture Corp.(a)	6,268	157,389
Hovnanian Enterprises, Inc. Class A*(a)	45,887	122,059
Installed Building Products, Inc.*	7,066	172,976
iRobot Corp.*	10,299	328,332
KB Home(a)	60,805	1,009,363
La-Z-Boy, Inc.(a)	27,092	713,603
LGI Homes, Inc.*(a)	23,574	466,294
M/I Homes, Inc.*(a)	25,092	619,020
MDC Holdings, Inc.(a)	34,864	1,044,874
Meritage Homes Corp.*(a)	46,783	2,203,011
NACCO Industries, Inc. Class A(a)	5,202	316,074
New Home Co., Inc. (The)*	2,570	44,281
Ryland Group, Inc. (The)(a)	53,575	2,484,273
Skullcandy, Inc.*(a)	5,031	38,588
Universal Electronics, Inc.*(a)	5,304	264,351
WCI Communities, Inc.*	77,987	1,902,103
William Lyon Homes Class A*(a)	86,110	2,210,444

Total Household Durables		15,959,707

Household Products - 0.2%
Oil-Dri Corp. of America(a)	3,519	106,907
Orchids Paper Products Co.(a)	4,061	97,749
WD-40 Co.(a)	6,289	548,149

Total Household Products		752,805

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.(a)	23,049	868,486

Industrial Conglomerates - 0.1%
Raven Industries, Inc.(a)	16,985	345,305

Insurance - 3.7%
Ambac Financial Group, Inc.*(a)	30,574	508,751
AMERISAFE, Inc.	12,206	574,414
Baldwin & Lyons, Inc. Class B	9,582	220,578
Citizens, Inc.*(a)	6,137	45,782
Crawford & Co. Class B(a)	28,962	244,150
Donegal Group, Inc. Class A	11,271	171,657
eHealth, Inc.*(a)	411	5,216
EMC Insurance Group, Inc.(a)	10,742	269,289
Employers Holdings, Inc.	39,269	894,548
FBL Financial Group, Inc. Class A	18,691	1,078,844
Federated National Holding Co.	10,698	258,892
Fidelity & Guaranty Life	55,068	1,301,257
Hallmark Financial Services, Inc.*	10,336	117,624
HCI Group, Inc.(a)	13,085	578,488
Heritage Insurance Holdings, Inc.*	14,209	326,665
Horace Mann Educators Corp.	31,061	1,129,999
Infinity Property & Casualty Corp.	5,461	414,162
Investors Title Co.(a)	1,172	83,083
Kemper Corp.(a)	25,565	985,531
National General Holdings Corp.	49,498	1,031,043
National Interstate Corp.(a)	4,779	130,562
National Western Life Insurance Co. Class A	3,918	938,322
Navigators Group, Inc. (The)*	9,746	755,900
Phoenix Cos., Inc. (The)*(a)	10,912	199,035
Safety Insurance Group, Inc.	9,477	546,918
Selective Insurance Group, Inc.	37,688	1,057,148
State Auto Financial Corp.(a)	19,313	462,546
Stewart Information Services Corp.(a)	11,318	450,456
United Fire Group, Inc.(a)	16,810	550,696
Universal Insurance Holdings, Inc.(a)	30,578	739,988

Total Insurance		16,071,544

Internet & Catalog Retail - 0.4%
1-800-Flowers.com, Inc. Class A*(a)	22,639	236,804
Blue Nile, Inc.*(a)	2,976	90,441
FTD Cos., Inc.*(a)	5,089	143,459
Nutrisystem, Inc.(a)	8,641	214,988
Orbitz Worldwide, Inc.*(a)	20,201	230,695
Overstock.com, Inc.*	35,380	797,465
PetMed Express, Inc.(a)	13,858	239,328

Total Internet & Catalog Retail		1,953,180

Internet Software & Services - 0.9%
Bankrate, Inc.*(a)	16,243	170,389
Blucora, Inc.*(a)	26,227	423,566
Constant Contact, Inc.*(a)	4,129	118,750
Cvent, Inc.*	1,303	33,591
DHI Group, Inc.*	17,562	156,126
Envestnet, Inc.*	2,575	104,107
Liquidity Services, Inc.*(a)	42,836	412,511
LogMeIn, Inc.*(a)	1,035	66,747
NIC, Inc.	23,064	421,610
Reis, Inc.	9,875	219,027
RetailMeNot, Inc.*	21,167	377,408
SPS Commerce, Inc.*	486	31,979
Stamps.com, Inc.*	10,545	775,796
Support.com, Inc.*(a)	9,733	13,723
TechTarget, Inc.*	2,647	23,638
Travelzoo, Inc.*(a)	11,302	127,487
WebMD Health Corp.*(a)	11,007	487,390
XO Group, Inc.*	1,986	32,471
Xoom Corp.*(a)	2,521	53,080

Total Internet Software & Services		4,049,396

IT Services - 2.5%
Blackhawk Network Holdings, Inc.*	15,349	632,379
Cardtronics, Inc.*(a)	11,371	421,296
Cass Information Systems, Inc.(a)	5,632	316,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Computer Task Group, Inc.(a)	16,946	$130,823
CSG Systems International, Inc.(a)	15,163	480,061
Datalink Corp.*	10,718	95,819
ExlService Holdings, Inc.*	16,491	570,259
Forrester Research, Inc.	2,708	97,542
Global Cash Access Holdings, Inc.*	40,332	312,170
Hackett Group, Inc. (The)	8,787	118,009
Higher One Holdings, Inc.*(a)	49,355	147,571
Information Services Group, Inc.(a)	18,399	87,947
Lionbridge Technologies, Inc.*(a)	31,081	191,770
ManTech International Corp. Class A	17,438	505,702
MoneyGram International, Inc.*	123,652	1,136,362
NeuStar, Inc. Class A*(a)	66,732	1,949,242
Perficient, Inc.*	13,795	265,416
Sykes Enterprises, Inc.*	22,506	545,770
TeleTech Holdings, Inc.	34,289	928,546
Unisys Corp.*(a)	72,053	1,440,339
Virtusa Corp.*(a)	10,619	545,817

Total IT Services		10,919,471

Leisure Products - 1.0%
Arctic Cat, Inc.(a)	10,064	334,226
Callaway Golf Co.(a)	12,268	109,676
Escalade, Inc.(a)	9,511	174,907
JAKKS Pacific, Inc.*(a)	4,293	42,458
Johnson Outdoors, Inc. Class A	2,720	64,056
LeapFrog Enterprises, Inc.*(a)	173,690	243,166
Nautilus, Inc.*	16,573	356,485
Smith & Wesson Holding Corp.*(a)	89,144	1,478,899
Sturm Ruger & Co., Inc.(a)	25,909	1,488,472

Total Leisure Products		4,292,345

Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc.*(a)	2,627	53,118
Cambrex Corp.*	21,439	942,030
Luminex Corp.*(a)	13,112	226,313
pSivida Corp.*(a)	27,224	102,634

Total Life Sciences Tools & Services		1,324,095

Machinery - 5.0%
Accuride Corp.*	13,723	52,834
Actuant Corp. Class A	52,315	1,207,953
Alamo Group, Inc.(a)	8,820	481,925
Albany International Corp. Class A	17,752	706,530
Altra Industrial Motion Corp.(a)	15,595	423,872
American Railcar Industries, Inc.(a)	22,851	1,111,473
Astec Industries, Inc.	10,541	440,825
Blount International, Inc.*	13,481	147,213
Briggs & Stratton Corp.(a)	27,163	523,159
Chart Industries, Inc.*	27,109	969,147
CIRCOR International, Inc.(a)	10,571	576,437
Columbus McKinnon Corp.	15,677	391,925
Commercial Vehicle Group, Inc.*	7,279	52,482
Douglas Dynamics, Inc.(a)	18,873	405,392
Dynamic Materials Corp.(a)	5,032	55,352
EnPro Industries, Inc.(a)	5,006	286,443
ESCO Technologies, Inc.	13,854	518,278
Federal Signal Corp.	53,013	790,424
Global Brass & Copper Holdings, Inc.(a)	32,958	560,616
Gorman-Rupp Co. (The)(a)	13,328	374,250
Graham Corp.	3,837	78,620
Greenbrier Cos., Inc. (The)(a)	20,718	970,638
Harsco Corp.(a)	4,301	70,967
Hurco Cos., Inc.	4,191	145,092
Hyster-Yale Materials Handling, Inc.(a)	14,990	1,038,507
John Bean Technologies Corp.	10,340	388,681
Kadant, Inc.	7,001	330,447
L.B. Foster Co. Class A	6,359	220,085
Lindsay Corp.(a)	6,595	579,766
Lydall, Inc.*(a)	8,738	258,295
Meritor, Inc.*(a)	91,679	1,202,828
Miller Industries, Inc.	6,490	129,475
Mueller Industries, Inc.	33,909	1,177,320
Mueller Water Products, Inc. Class A	63,219	575,293
NN, Inc.(a)	6,763	172,592
Proto Labs, Inc.*(a)	6,714	453,061
RBC Bearings, Inc.*	10,400	746,304
Standex International Corp.	7,787	622,415
Sun Hydraulics Corp.(a)	12,107	461,398
Tennant Co.	7,354	480,510
TriMas Corp.*	26,551	785,910
Twin Disc, Inc.(a)	5,358	99,873
Wabash National Corp.*(a)	54,360	681,674

Total Machinery		21,746,281

Marine - 0.2%
International Shipholding Corp.(a)	4,309	27,491
Matson, Inc.	18,873	793,421

Total Marine		820,912

Media - 1.3%
A.H. Belo Corp. Class A(a)	21,617	121,055
Cumulus Media, Inc. Class A*(a)	139,313	282,805
Entercom Communications Corp. Class A*(a)	25,528	291,530
Entravision Communications Corp. Class A	268,901	2,213,055
Gray Television, Inc.*	27,225	426,888
Harte-Hanks, Inc.	43,823	261,185
Martha Stewart Living Omnimedia, Inc. Class A*	6,469	40,367
Media General, Inc.*(a)	14,556	240,465
National CineMedia, Inc.(a)	20,111	320,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
New York Times Co. (The) Class A(a)	12,370	$168,850
Nexstar Broadcasting Group, Inc. Class A(a)	4,583	256,648
Salem Media Group, Inc. Class A	16,032	101,483
Scholastic Corp.(a)	18,356	810,050

Total Media		5,535,353

Metals & Mining - 0.7%
Ampco-Pittsburgh Corp.(a)	2,833	42,835
Gold Resource Corp.(a)	30,126	83,148
Haynes International, Inc.	1,497	73,832
Hecla Mining Co.(a)	9,911	26,066
Kaiser Aluminum Corp.(a)	10,632	883,307
Materion Corp.	9,675	341,044
Olympic Steel, Inc.(a)	4,501	78,497
RTI International Metals, Inc.*(a)	13,003	409,855
Schnitzer Steel Industries, Inc. Class A(a)	2,501	43,692
SunCoke Energy, Inc.	8,475	110,175
TimkenSteel Corp.(a)	40,691	1,098,250

Total Metals & Mining		3,190,701

Oil, Gas & Consumable Fuels - 6.5%
Adams Resources & Energy, Inc.	3,338	148,875
Aemetis, Inc.*(a)	13,557	48,805
Alon USA Energy, Inc.(a)	15,180	286,902
Approach Resources, Inc.*(a)	202,014	1,383,796
Bonanza Creek Energy, Inc.*(a)	50,319	918,322
Callon Petroleum Co.*(a)	32,620	271,398
Carrizo Oil & Gas, Inc.*(a)	23,706	1,167,283
Clayton Williams Energy, Inc.*(a)	10,178	669,203
Cloud Peak Energy, Inc.*(a)	49,415	230,274
Delek U.S. Holdings, Inc.	70,209	2,585,095
Evolution Petroleum Corp.	4,163	27,434
Gastar Exploration, Inc.*(a)	33,713	104,173
Green Plains, Inc.(a)	67,879	1,870,066
Jones Energy, Inc. Class A*(a)	9,212	83,369
Laredo Petroleum, Inc.*(a)	190,388	2,395,081
Matador Resources Co.*(a)	58,342	1,458,550
Northern Oil and Gas, Inc.*(a)	169,058	1,144,523
Oasis Petroleum, Inc.*(a)	348,412	5,522,330
Panhandle Oil and Gas, Inc. Class A(a)	12,813	265,101
PDC Energy, Inc.*(a)	21,743	1,166,295
PetroQuest Energy, Inc.*(a)	81,990	162,340
Renewable Energy Group, Inc.*(a)	52,068	601,906
REX American Resources Corp.*(a)	12,905	821,274
Rex Energy Corp.*(a)	18,613	104,047
Ring Energy, Inc.*(a)	9,250	103,508
Rosetta Resources, Inc.*(a)	95,105	2,200,730
Sanchez Energy Corp.*(a)	26,896	263,581
Stone Energy Corp.*(a)	8,009	100,833
Synergy Resources Corp.*(a)	31,700	362,331
Triangle Petroleum Corp.*(a)	249,199	1,250,979
VAALCO Energy, Inc.*(a)	115,471	247,108
W&T Offshore, Inc.(a)	21,733	119,097
Warren Resources, Inc.*(a)	221,507	101,893

Total Oil, Gas & Consumable Fuels		28,186,502

Paper & Forest Products - 1.2%
Boise Cascade Co.*	23,652	867,555
Clearwater Paper Corp.*	17,635	1,010,486
Deltic Timber Corp.(a)	3,211	217,192
Mercer International, Inc.*	98,446	1,346,741
Neenah Paper, Inc.	10,709	631,403
PH Glatfelter Co.	29,429	647,144
Schweitzer-Mauduit International, Inc.(a)	16,658	664,321

Total Paper & Forest Products		5,384,842

Personal Products - 0.5%
Inter Parfums, Inc.	9,225	313,004
Medifast, Inc.*(a)	7,835	253,227
Nutraceutical International Corp.*(a)	8,741	216,252
Revlon, Inc. Class A*	9,619	353,114
USANA Health Sciences, Inc.*(a)	8,521	1,164,480

Total Personal Products		2,300,077

Pharmaceuticals - 1.1%
ANI Pharmaceuticals, Inc.*(a)	2,231	138,434
Depomed, Inc.*(a)	59,043	1,267,063
Endocyte, Inc.*(a)	18,709	97,100
Lannett Co., Inc.*(a)	24,875	1,478,570
Medicines Co. (The)*(a)	3,888	111,236
Phibro Animal Health Corp. Class A(a)	5,977	232,744
POZEN, Inc.*(a)	9,677	99,770
Prestige Brands Holdings, Inc.*(a)	17,753	820,899
Sagent Pharmaceuticals, Inc.*(a)	5,565	135,285
Sciclone Pharmaceuticals, Inc.*	29,427	288,973
Sucampo Pharmaceuticals, Inc. Class A*(a)	5,278	86,717

Total Pharmaceuticals		4,756,791

Professional Services - 2.2%
Advisory Board Co. (The)*(a)	2,895	158,270
CBIZ, Inc.*(a)	34,666	334,180
CDI Corp.	7,860	102,180
CRA International, Inc.*	5,258	146,540
Exponent, Inc.	11,534	516,492
Franklin Covey Co.*	10,300	208,987
FTI Consulting, Inc.*(a)	14,494	597,733
GP Strategies Corp.*	9,015	299,659
Heidrick & Struggles International, Inc.	4,009	104,555
Huron Consulting Group, Inc.*	14,832	1,039,575
ICF International, Inc.*(a)	11,261	392,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Insperity, Inc.	9,813	$499,482
Kelly Services, Inc. Class A(a)	16,667	255,838
Kforce, Inc.	10,306	235,698
Korn/Ferry International	28,976	1,007,495
Mistras Group, Inc.*	13,062	247,917
Navigant Consulting, Inc.*	36,277	539,439
On Assignment, Inc.*	26,179	1,028,311
Resources Connection, Inc.	15,958	256,764
RPX Corp.*	31,843	538,147
TrueBlue, Inc.*	28,644	856,456
VSE Corp.	5,361	286,867
Willdan Group, Inc.*	5,778	64,598

Total Professional Services		9,717,741

Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	5,637	164,431
American Assets Trust, Inc.	4,724	185,228
Armada Hoffler Properties, Inc.	6,149	61,428
Associated Estates Realty Corp.(a)	45,588	1,305,184
Chambers Street Properties(a)	32,128	255,418
Chatham Lodging Trust	23,317	617,201
Chesapeake Lodging Trust(a)	14,480	441,350
CorEnergy Infrastructure Trust, Inc.(a)	13,268	83,854
CoreSite Realty Corp.	3,202	145,499
Education Realty Trust, Inc.	6,099	191,265
Empire State Realty Trust, Inc. Class A(a)	59,536	1,015,684
First Potomac Realty Trust	1,337	13,771
Franklin Street Properties Corp.	10,576	119,614
Getty Realty Corp.(a)	13,374	218,799
Government Properties Income Trust(a)	21,353	396,098
Gramercy Property Trust, Inc.(a)	17,586	410,985
Hersha Hospitality Trust(a)	14,176	363,460
Hudson Pacific Properties, Inc.	3,984	113,026
Independence Realty Trust, Inc.	3,059	23,034
Inland Real Estate Corp.(a)	12,309	115,951
LTC Properties, Inc.	14,249	592,758
Monmouth Real Estate Investment Corp. Class A	8,982	87,305
One Liberty Properties, Inc.	5,345	113,742
Potlatch Corp.	19,934	704,069
QTS Realty Trust, Inc. Class A	4,086	148,935
Retail Opportunity Investments Corp.	11,209	175,085
Sabra Health Care REIT, Inc.(a)	8,843	227,619
Saul Centers, Inc.	5,622	276,546
Select Income REIT(a)	40,242	830,595
Terreno Realty Corp.	2,284	44,995
Universal Health Realty Income Trust(a)	7,528	349,751
Urstadt Biddle Properties, Inc. Class A	5,755	107,503
Whitestone REIT(a)	3,760	48,955

Total Real Estate Investment Trusts (REITs)		9,949,138

Real Estate Management & Development - 1.1%
Alexander & Baldwin, Inc.	8,471	333,757
Consolidated-Tomoka Land Co.(a)	1,279	73,722
Forestar Group, Inc.*(a)	22,747	299,350
FRP Holdings, Inc.*(a)	3,204	103,906
Marcus & Millichap, Inc.*	7,257	334,838
St. Joe Co. (The)*(a)	220,524	3,424,738
Tejon Ranch Co.*	1,032	26,533

Total Real Estate Management & Development		4,596,844

Road & Rail - 0.6%
ArcBest Corp.(a)	10,349	329,098
Celadon Group, Inc.(a)	11,190	231,409
Covenant Transportation Group, Inc. Class A*	4,774	119,636
Marten Transport Ltd.	15,325	332,553
PAM Transportation Services, Inc.*(a)	840	48,762
Patriot Transportation Holding, Inc.*(a)	1,068	26,326
Quality Distribution, Inc.*	19,705	304,639
Roadrunner Transportation Systems, Inc.*(a)	25,811	665,924
Saia, Inc.*(a)	9,690	380,720
Universal Truckload Services, Inc.	17,833	391,613

Total Road & Rail		2,830,680

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc.*	35,898	986,836
Amkor Technology, Inc.*(a)	262,009	1,566,814
Brooks Automation, Inc.(a)	1,381	15,812
Cabot Microelectronics Corp.*(a)	12,320	580,395
Cascade Microtech, Inc.*	11,121	169,317
Ceva, Inc.*(a)	2,962	57,552
Cirrus Logic, Inc.*	38,721	1,317,676
Diodes, Inc.*	23,446	565,283
DSP Group, Inc.*	1,755	18,129
Entegris, Inc.*	15,343	223,548
Integrated Silicon Solution, Inc.	10,840	239,998
Intersil Corp. Class A(a)	39,159	489,879
IXYS Corp.	8,985	137,471
Kulicke & Soffa Industries, Inc.*	50,250	588,427
Lattice Semiconductor Corp.*(a)	67,853	399,654
Mattson Technology, Inc.*(a)	25,521	85,495
Micrel, Inc.	11,505	159,919
Monolithic Power Systems, Inc.	7,813	396,197
OmniVision Technologies, Inc.*	41,971	1,099,430
PDF Solutions, Inc.*(a)	17,363	277,808
Pericom Semiconductor Corp.	5,011	65,895
Photronics, Inc.*	14,096	134,053
Power Integrations, Inc.	13,379	604,463
Rambus, Inc.*(a)	7,608	110,240
Tessera Technologies, Inc.	27,606	1,048,476
Ultra Clean Holdings, Inc.*(a)	18,164	113,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Xcerra Corp.*	15,845	$119,947

Total Semiconductors & Semiconductor Equipment		11,571,876

Software - 1.4%
Advent Software, Inc.	16,924	748,210
American Software, Inc. Class A(a)	12,860	122,170
Aware, Inc.	12,718	51,254
Barracuda Networks, Inc.*	542	21,474
Comverse, Inc.*	3,567	71,625
Ebix, Inc.(a)	40,801	1,330,521
Ellie Mae, Inc.*	3,205	223,677
EnerNOC, Inc.*(a)	14,354	139,234
Epiq Systems, Inc.(a)	1,697	28,645
ePlus, Inc.*	6,253	479,293
Glu Mobile, Inc.*	9,197	57,113
Monotype Imaging Holdings, Inc.(a)	12,522	301,905
NetScout Systems, Inc.*(a)	17,685	648,509
Paycom Software, Inc.*	1,012	34,560
Pegasystems, Inc.	15,624	357,633
Progress Software Corp.*	20,960	576,400
QAD, Inc. Class A	5,347	141,321
Qualys, Inc.*(a)	1,422	57,378
Synchronoss Technologies, Inc.*(a)	11,908	544,553
Tangoe, Inc.*(a)	1,794	22,569
TiVo, Inc.*	22,317	226,294
Zix Corp.*	26,120	135,040

Total Software		6,319,378

Specialty Retail - 4.3%
America’s Car-Mart, Inc.*	5,122	252,617
ANN, Inc.*	21,684	1,047,120
Big 5 Sporting Goods Corp.	14,880	211,445
Build-A-Bear Workshop, Inc.*	4,133	66,087
Caleres, Inc.	22,811	724,934
Cato Corp. (The) Class A(a)	14,894	577,291
Children’s Place, Inc. (The)(a)	11,325	740,768
Christopher & Banks Corp.*(a)	32,754	131,344
Citi Trends, Inc.*	3,098	74,972
Conn’s, Inc.*(a)	62,793	2,492,882
Container Store Group, Inc. (The)*(a)	7,620	128,549
Destination Maternity Corp.(a)	9,672	112,776
Express, Inc.*	66,462	1,203,627
Finish Line, Inc. (The) Class A	32,027	890,991
Francesca’s Holdings Corp.*(a)	27,562	371,260
Haverty Furniture Cos., Inc.	15,214	328,927
Hibbett Sports, Inc.*(a)	16,106	750,217
Kirkland’s, Inc.	7,305	203,590
Lumber Liquidators Holdings, Inc.*(a)	12,478	258,419
MarineMax, Inc.*(a)	6,277	147,572
Monro Muffler Brake, Inc.(a)	11,936	741,942
New York & Co., Inc.*(a)	16,108	43,169
Outerwall, Inc.(a)	16,101	1,225,447
Pep Boys-Manny Moe & Jack (The)*(a)	10,474	128,516
Pier 1 Imports, Inc.(a)	77,669	980,959
Rent-A-Center, Inc.(a)	28,902	819,372
Select Comfort Corp.*	24,162	726,551
Shoe Carnival, Inc.	10,167	293,420
Sonic Automotive, Inc. Class A(a)	39,498	941,237
Sportsman’s Warehouse Holdings, Inc.*(a)	17,038	193,722
Stage Stores, Inc.	10,475	183,627
Stein Mart, Inc.	16,803	175,927
Tile Shop Holdings, Inc.*(a)	12,951	183,775
Tilly’s, Inc. Class A*(a)	17,720	171,352
Vitamin Shoppe, Inc.*(a)	14,787	551,112
West Marine, Inc.*(a)	1,190	11,472
Winmark Corp.(a)	2,532	249,402
Zumiez, Inc.*(a)	13,682	364,352

Total Specialty Retail		18,700,742

Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*(a)	12,531	369,790
Dot Hill Systems Corp.*	6,286	38,470
Immersion Corp.*(a)	49,926	632,562
Super Micro Computer, Inc.*(a)	23,887	706,578

Total Technology Hardware, Storage & Peripherals		1,747,400

Textiles, Apparel & Luxury Goods - 0.7%
Cherokee, Inc.	4,556	128,388
Culp, Inc.	9,426	292,206
Movado Group, Inc.(a)	19,728	535,812
Oxford Industries, Inc.	8,911	779,267
Perry Ellis International, Inc.*(a)	2,038	48,443
Superior Uniform Group, Inc.	8,868	146,677
Tumi Holdings, Inc.*(a)	26,640	546,653
Unifi, Inc.*(a)	11,723	392,721
Vera Bradley, Inc.*(a)	26,563	299,365
Vince Holding Corp.*(a)	4,808	57,600

Total Textiles, Apparel & Luxury Goods		3,227,132

Thrifts & Mortgage Finance - 2.8%
Astoria Financial Corp.(a)	62,705	864,702
Bank Mutual Corp.(a)	19,954	153,047
BankFinancial Corp.(a)	6,232	73,413
BBX Capital Corp. Class A*(a)	28,568	463,944
Beneficial Bancorp, Inc.*	14,273	178,270
BofI Holding, Inc.*(a)	7,516	794,516
Brookline Bancorp, Inc.	37,370	421,907
Capitol Federal Financial, Inc.(a)	57,873	696,791
Clifton Bancorp, Inc.(a)	4,595	64,284
Dime Community Bancshares, Inc.	26,909	455,838
Federal Agricultural Mortgage Corp. Class C	15,965	463,943
First Defiance Financial Corp.	7,051	264,624
First Financial Northwest, Inc.(a)	9,748	121,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2015

Investments	Shares	Value
Flagstar Bancorp, Inc.*	47,426	$876,433
Fox Chase Bancorp, Inc.	4,338	73,399
Home Bancorp, Inc.(a)	3,579	90,334
HomeStreet, Inc.*	9,513	217,087
Kearny Financial Corp.*	10,030	111,935
Ladder Capital Corp. Class A	30,149	523,085
Meridian Bancorp, Inc.*(a)	17,292	231,886
Meta Financial Group, Inc.	4,241	182,024
Northfield Bancorp, Inc.(a)	13,750	206,938
Northwest Bancshares, Inc.	50,099	642,269
OceanFirst Financial Corp.(a)	10,021	186,892
Oritani Financial Corp.(a)	26,835	430,702
PennyMac Financial Services, Inc. Class A*	19,415	351,800
Provident Financial Services, Inc.	38,187	725,171
Territorial Bancorp, Inc.	6,390	155,021
TrustCo Bank Corp.(a)	60,090	422,433
United Community Financial Corp.(a)	91,927	491,809
United Financial Bancorp, Inc.(a)	5,274	70,935
Walker & Dunlop, Inc.*	26,923	719,921
Waterstone Financial, Inc.(a)	9,326	123,103
WSFS Financial Corp.(a)	20,385	557,530

Total Thrifts & Mortgage Finance		12,407,446

Tobacco - 0.3%
Universal Corp.(a)	19,358	1,109,601

Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc.*	21,994	730,641
CAI International, Inc.*	29,948	616,629
DXP Enterprises, Inc.*	14,624	680,016
H&E Equipment Services, Inc.	22,249	444,312
Houston Wire & Cable Co.(a)	13,426	133,186
Kaman Corp.(a)	14,377	602,971
Rush Enterprises, Inc. Class A*(a)	24,073	630,953
Stock Building Supply Holdings, Inc.*(a)	7,229	141,327
TAL International Group, Inc.*(a)	35,226	1,113,142
Willis Lease Finance Corp.*	7,237	132,944

Total Trading Companies & Distributors		5,226,121

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc.*(a)	84,290	1,276,993

Water Utilities - 0.6%
American States Water Co.(a)	19,723	737,443
Artesian Resources Corp. Class A(a)	4,799	101,211
California Water Service Group	30,787	703,483
Connecticut Water Service, Inc.(a)	7,411	253,160
Middlesex Water Co.(a)	9,563	215,741
SJW Corp.	19,518	599,007
York Water Co. (The)(a)	5,925	123,596

Total Water Utilities		2,733,641

Wireless Telecommunication Services - 0.2%
NTELOS Holdings Corp.*(a)	5,350	24,717
Shenandoah Telecommunications Co.(a)	12,239	418,941
Spok Holdings, Inc.	15,248	256,776

Total Wireless Telecommunication Services		700,434

Total United States		431,746,022

TOTAL COMMON STOCKS (Cost: $404,632,598)		433,219,437

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $1,327,561)	14,035	1,333,466

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.8%

United States - 28.8%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $125,280,691)(d)	125,280,691	125,280,691

TOTAL INVESTMENTS IN SECURITIES - 128.6% (Cost: $531,240,850)		559,833,594
Liabilities in Excess of Cash and Other Assets - (28.6)%		(124,574,331)

NET ASSETS - 100.0%		$435,259,263

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $129,142,618 and the total market value of the collateral held by the Fund was $132,595,579. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $7,314,888. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.7%
American Science & Engineering, Inc.(a)	1,011	$44,292
Boeing Co. (The)	21,879	3,035,055
Curtiss-Wright Corp.	1,113	80,626
General Dynamics Corp.	7,630	1,081,095
Honeywell International, Inc.	21,529	2,195,312
Huntington Ingalls Industries, Inc.	994	111,914
L-3 Communications Holdings, Inc.	2,194	248,756
Lockheed Martin Corp.	13,292	2,470,983
Northrop Grumman Corp.	5,088	807,109
Orbital ATK, Inc.	459	33,672
Raytheon Co.	8,962	857,484
Rockwell Collins, Inc.	2,417	223,210
Textron, Inc.	1,172	52,306
United Technologies Corp.	24,442	2,711,351

Total Aerospace & Defense		13,953,165

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.(a)	3,508	218,864
Expeditors International of Washington, Inc.	3,605	166,208
FedEx Corp.	1,639	279,286
United Parcel Service, Inc. Class B	22,109	2,142,583

Total Air Freight & Logistics		2,806,941

Airlines - 0.2%
Alaska Air Group, Inc.	1,470	94,712
American Airlines Group, Inc.	7,600	303,506
Delta Air Lines, Inc.	7,982	327,901
Southwest Airlines Co.	5,010	165,781

Total Airlines		891,900

Auto Components - 0.3%
BorgWarner, Inc.	3,063	174,101
Cooper Tire & Rubber Co.	1,805	61,063
Dana Holding Corp.	2,328	47,910
Gentex Corp.(a)	6,860	112,641
Goodyear Tire & Rubber Co. (The)	3,867	116,590
Johnson Controls, Inc.	19,384	960,090
Lear Corp.	981	110,127

Total Auto Components		1,582,522

Automobiles - 1.0%
Ford Motor Co.	159,580	2,395,296
General Motors Co.	77,812	2,593,474
Harley-Davidson, Inc.	4,489	252,955
Thor Industries, Inc.	1,569	88,303

Total Automobiles		5,330,028

Banks - 6.7%
1st Source Corp.	1,858	63,395
Arrow Financial Corp.	2,616	70,710
Associated Banc-Corp.(a)	4,829	97,884
Banc of California, Inc.	6,435	88,481
BancorpSouth, Inc.(a)	2,602	67,028
Bank of America Corp.	157,357	2,678,216
Bank of Hawaii Corp.(a)	1,758	117,223
Bank of the Ozarks, Inc.(a)	1,710	78,233
BankUnited, Inc.	3,964	142,427
BB&T Corp.	22,665	913,626
Berkshire Hills Bancorp, Inc.	2,850	81,168
BOK Financial Corp.(a)	2,234	155,442
Cathay General Bancorp	2,603	84,467
Chemical Financial Corp.	1,876	62,021
CIT Group, Inc.	2,829	131,520
Citigroup, Inc.	3,265	180,359
City Holding Co.(a)	1,834	90,325
City National Corp.	1,155	104,400
Comerica, Inc.(a)	3,992	204,869
Commerce Bancshares, Inc.(a)	2,383	111,453
Community Bank System, Inc.(a)	2,144	80,979
Community Trust Bancorp, Inc.	1,563	54,502
Cullen/Frost Bankers, Inc.(a)	1,944	152,760
CVB Financial Corp.(a)	5,218	91,889
East West Bancorp, Inc.	3,792	169,957
Fifth Third Bancorp	26,723	556,373
First Commonwealth Financial Corp.	9,035	86,646
First Financial Bancorp	5,008	89,844
First Financial Bankshares, Inc.(a)	2,546	88,193
First Financial Corp.(a)	1,731	61,901
First Horizon National Corp.(a)	5,026	78,757
First Niagara Financial Group, Inc.(a)	17,627	166,399
First Republic Bank	2,650	167,029
FirstMerit Corp.(a)	7,726	160,933
Flushing Financial Corp.	2,122	44,583
FNB Corp.(a)	8,970	128,450
Fulton Financial Corp.	9,863	128,811
Glacier Bancorp, Inc.	2,655	78,110
Hancock Holding Co.	4,268	136,192
Hudson Valley Holding Corp.	1,924	54,276
Huntington Bancshares, Inc.	22,700	256,737
Iberiabank Corp.	1,117	76,213
Independent Bank Corp.	1,907	89,419
Investors Bancorp, Inc.	7,491	92,139
JPMorgan Chase & Co.	126,636	8,580,855
KeyCorp	20,789	312,251
M&T Bank Corp.	3,836	479,231
MB Financial, Inc.	2,020	69,569
National Penn Bancshares, Inc.	8,384	94,572
NBT Bancorp, Inc.	3,525	92,249
Old National Bancorp	6,261	90,534
PacWest Bancorp(a)	5,545	259,284
Park National Corp.(a)	1,448	126,512
Penns Woods Bancorp, Inc.(a)	1,149	50,659
People’s United Financial, Inc.(a)	15,979	259,020
PNC Financial Services Group, Inc. (The)	14,342	1,371,812
Prosperity Bancshares, Inc.	1,906	110,052
Regions Financial Corp.	36,698	380,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Renasant Corp.	1,870	$60,962
S&T Bancorp, Inc.	2,259	66,844
Stock Yards Bancorp, Inc.	1,568	59,255
SunTrust Banks, Inc.	12,666	544,891
Susquehanna Bancshares, Inc.	6,694	94,519
Synovus Financial Corp.	2,962	91,289
TCF Financial Corp.	3,243	53,866
Tompkins Financial Corp.(a)	1,512	81,225
Trustmark Corp.(a)	4,670	116,657
U.S. Bancorp	51,299	2,226,377
UMB Financial Corp.	1,066	60,783
Umpqua Holdings Corp.(a)	9,885	177,831
United Bankshares, Inc.(a)	3,128	125,839
Univest Corp. of Pennsylvania	3,101	63,136
Valley National Bancorp(a)	16,773	172,930
Washington Trust Bancorp, Inc.(a)	1,941	76,631
Webster Financial Corp.	3,302	130,594
Wells Fargo & Co.	171,788	9,661,357
WesBanco, Inc.	2,451	83,383
Westamerica Bancorp(a)	1,951	98,818
Zions Bancorp(a)	2,480	78,703

Total Banks		35,017,020

Beverages - 2.5%
Brown-Forman Corp. Class A(a)	1,888	210,361
Brown-Forman Corp. Class B	1,964	196,753
Coca-Cola Co. (The)	166,374	6,526,852
Coca-Cola Enterprises, Inc.	6,909	300,127
Dr. Pepper Snapple Group, Inc.	5,733	417,936
Molson Coors Brewing Co. Class B	4,223	294,808
PepsiCo, Inc.	52,751	4,923,778

Total Beverages		12,870,615

Biotechnology - 0.5%
Amgen, Inc.	14,392	2,209,460
PDL BioPharma, Inc.(a)	16,538	106,339

Total Biotechnology		2,315,799

Building Products - 0.1%
A.O. Smith Corp.	1,364	98,181
Fortune Brands Home & Security, Inc.(a)	2,553	116,979
Lennox International, Inc.	987	106,290
Masco Corp.	7,626	203,385
Owens Corning	3,149	129,896
Simpson Manufacturing Co., Inc.	1,662	56,508

Total Building Products		711,239

Capital Markets - 2.0%
Ameriprise Financial, Inc.	4,334	541,447
Arlington Asset Investment Corp. Class A(a)	4,434	86,729
Artisan Partners Asset Management, Inc. Class A(a)	1,966	91,340
Bank of New York Mellon Corp. (The)	24,260	1,018,192
BGC Partners, Inc. Class A	16,615	145,381
BlackRock, Inc.	4,688	1,621,954
Charles Schwab Corp. (The)	14,225	464,446
Cohen & Steers, Inc.(a)	1,723	58,720
Eaton Vance Corp.	3,891	152,255
Evercore Partners, Inc. Class A	1,259	67,936
Federated Investors, Inc. Class B(a)	4,204	140,792
Franklin Resources, Inc.	7,118	348,996
FXCM, Inc. Class A(a)	2,466	3,576
Goldman Sachs Group, Inc. (The)	6,955	1,452,135
Greenhill & Co., Inc.(a)	2,168	89,603
Janus Capital Group, Inc.(a)	6,276	107,445
Legg Mason, Inc.	2,030	104,606
LPL Financial Holdings, Inc.(a)	2,921	135,797
Morgan Stanley	27,938	1,083,715
Northern Trust Corp.	5,698	435,669
NorthStar Asset Management Group, Inc.	4,883	90,287
Raymond James Financial, Inc.	2,509	149,486
SEI Investments Co.	2,708	132,773
State Street Corp.	8,692	669,284
T. Rowe Price Group, Inc.(a)	6,896	536,026
TD Ameritrade Holding Corp.	12,372	455,537
Waddell & Reed Financial, Inc. Class A	3,331	157,590

Total Capital Markets		10,341,717

Chemicals - 2.5%
A. Schulman, Inc.	1,806	78,958
Air Products & Chemicals, Inc.	6,038	826,180
Airgas, Inc.	1,836	194,212
Albemarle Corp.	3,031	167,524
Ashland, Inc.	1,088	132,627
Axiall Corp.	1,924	69,360
Cabot Corp.	2,357	87,893
Celanese Corp. Series A	3,349	240,726
CF Industries Holdings, Inc.	7,465	479,850
Cytec Industries, Inc.	1,204	72,878
Dow Chemical Co. (The)	57,641	2,949,490
E.I. du Pont de Nemours & Co.	31,296	2,001,379
Eastman Chemical Co.	3,654	298,970
Ecolab, Inc.	4,060	459,064
FMC Corp.	1,879	98,742
FutureFuel Corp.	3,850	49,550
H.B. Fuller Co.	1,044	42,407
Huntsman Corp.(a)	7,932	175,059
Innophos Holdings, Inc.	1,461	76,907
International Flavors & Fragrances, Inc.	2,035	222,405
Kronos Worldwide, Inc.(a)	8,523	93,412
Monsanto Co.	10,290	1,096,811
Mosaic Co. (The)	9,412	440,952
NewMarket Corp.(a)	251	111,417
Olin Corp.	4,438	119,604
PolyOne Corp.	1,308	51,234
PPG Industries, Inc.	4,306	493,984
Praxair, Inc.	7,549	902,483
RPM International, Inc.	3,703	181,336
Scotts Miracle-Gro Co. (The) Class A	2,391	141,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Sensient Technologies Corp.	1,386	$94,719
Sherwin-Williams Co. (The)	1,127	309,948
Sigma-Aldrich Corp.	1,096	152,728
Valhi, Inc.(a)	6,426	36,371
Valspar Corp. (The)(a)	1,456	119,130
Westlake Chemical Corp.	2,124	145,685

Total Chemicals		13,215,566

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	2,934	96,441
ADT Corp. (The)(a)	5,657	189,905
Brady Corp. Class A	2,744	67,886
Cintas Corp.	1,924	162,751
Covanta Holding Corp.	7,114	150,746
Deluxe Corp.(a)	1,623	100,626
Ennis, Inc.	3,920	72,873
Essendant, Inc.(a)	1,135	44,549
Healthcare Services Group, Inc.(a)	2,857	94,424
Herman Miller, Inc.	1,561	45,160
HNI Corp.(a)	1,842	94,218
KAR Auction Services, Inc.	5,540	207,196
Knoll, Inc.	3,522	88,156
McGrath RentCorp	1,571	47,805
Mobile Mini, Inc.(a)	1,540	64,742
MSA Safety, Inc.	1,261	61,171
Pitney Bowes, Inc.(a)	7,944	165,315
Quad/Graphics, Inc.	2,680	49,607
R.R. Donnelley & Sons Co.(a)	18,364	320,084
Republic Services, Inc.	12,243	479,558
Rollins, Inc.(a)	4,780	136,373
Steelcase, Inc. Class A	3,180	60,134
U.S. Ecology, Inc.(a)	838	40,827
Waste Connections, Inc.	1,799	84,769
Waste Management, Inc.	17,902	829,758
West Corp.	3,728	112,213

Total Commercial Services & Supplies		3,867,287

Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	6,927	82,293
Cisco Systems, Inc.	183,991	5,052,393
Comtech Telecommunications Corp.	1,651	47,962
Harris Corp.	4,053	311,716
InterDigital, Inc.(a)	1,214	69,064
Juniper Networks, Inc.	10,189	264,608
Motorola Solutions, Inc.	6,721	385,382
Plantronics, Inc.	941	52,988
QUALCOMM, Inc.	50,436	3,158,807

Total Communications Equipment		9,425,213

Construction & Engineering - 0.1%
Fluor Corp.	3,072	162,847
KBR, Inc.(a)	4,801	93,523

Total Construction & Engineering		256,370

Construction Materials - 0.1%
Eagle Materials, Inc.	642	49,004
Martin Marietta Materials, Inc.(a)	1,335	188,916
Vulcan Materials Co.	849	71,256

Total Construction Materials		309,176

Consumer Finance - 0.6%
American Express Co.	15,249	1,185,152
Capital One Financial Corp.	10,462	920,342
Discover Financial Services	9,016	519,502
Navient Corp.	14,324	260,840
Nelnet, Inc. Class A	643	27,849
Santander Consumer USA Holdings, Inc.*	15,176	388,050

Total Consumer Finance		3,301,735

Containers & Packaging - 0.3%
AptarGroup, Inc.(a)	1,670	106,496
Avery Dennison Corp.	3,031	184,709
Ball Corp.	1,462	102,559
Bemis Co., Inc.	3,573	160,821
Greif, Inc. Class A(a)	598	21,438
Greif, Inc. Class B	2,600	105,300
MeadWestvaco Corp.	4,957	233,921
Packaging Corp. of America	2,643	165,161
Rock-Tenn Co. Class A	2,321	139,724
Sealed Air Corp.	3,555	182,656
Silgan Holdings, Inc.	1,122	59,197
Sonoco Products Co.	3,868	165,783

Total Containers & Packaging		1,627,765

Distributors - 0.1%
Genuine Parts Co.(a)	4,366	390,888
Pool Corp.	1,181	82,883

Total Distributors		473,771

Diversified Consumer Services - 0.1%
Collectors Universe, Inc.(a)	1,319	26,301
DeVry Education Group, Inc.	1,092	32,738
Graham Holdings Co. Class B	95	102,130
H&R Block, Inc.(a)	8,700	257,955
Service Corp. International	4,560	134,201
Sotheby’s(a)	968	43,792

Total Diversified Consumer Services		597,117

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	1,703	97,446
CME Group, Inc.	9,218	857,827
Intercontinental Exchange, Inc.	1,653	369,627
Leucadia National Corp.	5,725	139,003
MarketAxess Holdings, Inc.	608	56,404
McGraw Hill Financial, Inc.	4,841	486,279
Moody’s Corp.	3,314	357,780
MSCI, Inc.	2,448	150,674
NASDAQ OMX Group, Inc. (The)	2,905	141,793

Total Diversified Financial Services		2,656,833

Diversified Telecommunication Services - 5.2%
AT&T, Inc.(a)	377,665	13,414,661
Atlantic Tele-Network, Inc.	439	30,326
CenturyLink, Inc.	42,866	1,259,403
Cogent Communications Holdings, Inc.(a)	2,411	81,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Consolidated Communications Holdings, Inc.(a)	4,922	$103,411
Frontier Communications Corp.	81,254	402,207
Verizon Communications, Inc.	254,171	11,846,910
Windstream Holdings, Inc.(a)	14,538	92,753

Total Diversified Telecommunication Services		27,231,259

Electric Utilities - 2.9%
ALLETE, Inc.(a)	2,741	127,155
American Electric Power Co., Inc.	23,299	1,234,148
Cleco Corp.	2,274	122,455
Duke Energy Corp.	34,213	2,416,122
Edison International	9,166	509,446
El Paso Electric Co.	2,734	94,761
Empire District Electric Co. (The)	3,634	79,221
Entergy Corp.(a)	8,338	587,829
Eversource Energy(a)	11,942	542,286
Exelon Corp.(a)	37,255	1,170,552
FirstEnergy Corp.	19,818	645,076
Great Plains Energy, Inc.(a)	6,865	165,858
Hawaiian Electric Industries, Inc.	5,288	157,212
IDACORP, Inc.(a)	2,336	131,143
ITC Holdings Corp.(a)	3,840	123,571
MGE Energy, Inc.	1,833	70,992
NextEra Energy, Inc.	15,991	1,567,598
OGE Energy Corp.(a)	7,573	216,361
Otter Tail Corp.	2,979	79,241
Pepco Holdings, Inc.	12,798	344,778
Pinnacle West Capital Corp.	5,069	288,375
PNM Resources, Inc.	3,258	80,147
Portland General Electric Co.	3,510	116,392
PPL Corp.	35,464	1,045,124
Southern Co. (The)(a)	49,483	2,073,338
UIL Holdings Corp.(a)	3,405	156,017
Westar Energy, Inc.	5,686	194,575
Xcel Energy, Inc.	21,442	690,004

Total Electric Utilities		15,029,777

Electrical Equipment - 0.5%
AMETEK, Inc.	2,386	130,705
Babcock & Wilcox Co. (The)	3,786	124,181
Emerson Electric Co.	28,334	1,570,554
EnerSys(a)	991	69,657
General Cable Corp.	4,539	89,554
Hubbell, Inc. Class B	1,705	184,617
Regal Beloit Corp.	907	65,839
Rockwell Automation, Inc.	4,243	528,848

Total Electrical Equipment		2,763,955

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	3,820	221,445
Avnet, Inc.	2,552	104,913
AVX Corp.	10,187	137,117
CDW Corp.	1,866	63,966
Corning, Inc.	31,835	628,105
Electro Rent Corp.	3,198	34,730
FEI Co.(a)	696	57,719
FLIR Systems, Inc.	2,469	76,095
Jabil Circuit, Inc.	4,450	94,741
MTS Systems Corp.	1,020	70,329
National Instruments Corp.	3,850	113,421

Total Electronic Equipment, Instruments & Components		1,602,581

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	6,873	424,064
Bristow Group, Inc.	1,156	61,615
CARBO Ceramics, Inc.(a)	1,323	55,076
Diamond Offshore Drilling, Inc.(a)	17,966	463,702
Exterran Holdings, Inc.	1,669	54,493
Gulfmark Offshore, Inc. Class A(a)	2,523	29,267
Halliburton Co.	20,250	872,167
Helmerich & Payne, Inc.(a)	6,057	426,534
National Oilwell Varco, Inc.	16,388	791,213
Oceaneering International, Inc.(a)	2,440	113,680
Patterson-UTI Energy, Inc.(a)	5,546	104,348
RPC, Inc.(a)	10,111	139,835
Superior Energy Services, Inc.	3,774	79,405
Tidewater, Inc.(a)	2,498	56,780
U.S. Silica Holdings, Inc.(a)	1,417	41,603

Total Energy Equipment & Services		3,713,782

Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	560	53,614
Costco Wholesale Corp.	5,700	769,842
CVS Health Corp.	18,286	1,917,836
Kroger Co. (The)	7,887	571,886
Sysco Corp.	23,734	856,797
Wal-Mart Stores, Inc.	94,345	6,691,891
Walgreens Boots Alliance, Inc.	21,936	1,852,276
Weis Markets, Inc.(a)	1,312	55,301
Whole Foods Market, Inc.	4,929	194,400

Total Food & Staples Retailing		12,963,843

Food Products - 2.1%
Archer-Daniels-Midland Co.	16,249	783,527
B&G Foods, Inc.(a)	3,713	105,932
Campbell Soup Co.(a)	11,501	548,023
ConAgra Foods, Inc.	15,875	694,055
Dean Foods Co.(a)	2,811	45,454
Flowers Foods, Inc.	7,523	159,111
General Mills, Inc.	24,149	1,345,582
Hershey Co. (The)	4,397	390,585
Hormel Foods Corp.	5,402	304,511
Ingredion, Inc.	1,924	153,554
J.M. Smucker Co. (The)	3,382	366,643
Kellogg Co.	13,183	826,574
Keurig Green Mountain, Inc.(a)	1,734	132,876
Kraft Foods Group, Inc.	28,154	2,397,032
Lancaster Colony Corp.	855	77,677
McCormick & Co., Inc. Non-Voting Shares(a)	3,023	244,712
Mead Johnson Nutrition Co.	3,947	356,098
Mondelez International, Inc. Class A	35,105	1,444,220
Pinnacle Foods, Inc.	4,017	182,934
Sanderson Farms, Inc.(a)	688	51,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Snyder’s-Lance, Inc.	2,737	$88,323
Tyson Foods, Inc. Class A	3,831	163,316

Total Food Products		10,862,449

Gas Utilities - 0.3%
AGL Resources, Inc.	5,456	254,031
Atmos Energy Corp.	3,576	183,377
Laclede Group, Inc. (The)(a)	1,943	101,153
National Fuel Gas Co.(a)	2,275	133,975
New Jersey Resources Corp.	3,058	84,248
Northwest Natural Gas Co.(a)	2,187	92,248
ONE Gas, Inc.(a)	1,827	77,757
Piedmont Natural Gas Co., Inc.	3,287	116,064
Questar Corp.(a)	7,130	149,088
South Jersey Industries, Inc.	3,090	76,416
Southwest Gas Corp.	1,459	77,633
UGI Corp.	5,238	180,449
WGL Holdings, Inc.(a)	2,361	128,179

Total Gas Utilities		1,654,618

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	38,104	1,870,144
Baxter International, Inc.	19,454	1,360,418
Becton, Dickinson and Co.	3,863	547,194
C.R. Bard, Inc.	446	76,132
CONMED Corp.	1,611	93,873
DENTSPLY International, Inc.	998	51,447
Hill-Rom Holdings, Inc.	1,259	68,402
Meridian Bioscience, Inc.	4,267	79,537
ResMed, Inc.(a)	3,812	214,883
St. Jude Medical, Inc.	5,798	423,660
STERIS Corp.(a)	1,145	73,784
Stryker Corp.	6,309	602,951
Teleflex, Inc.(a)	756	102,400
West Pharmaceutical Services, Inc.	964	55,989
Zimmer Biomet Holdings, Inc.	1,640	179,137

Total Health Care Equipment & Supplies		5,799,951

Health Care Providers & Services - 1.2%
Aetna, Inc.	5,303	675,920
AmerisourceBergen Corp.	3,581	380,804
Anthem, Inc.	4,835	793,617
Cardinal Health, Inc.	7,124	595,923
HealthSouth Corp.(a)	2,527	116,394
Humana, Inc.	1,628	311,404
Kindred Healthcare, Inc.	2,467	50,055
Landauer, Inc.(a)	1,285	45,797
McKesson Corp.	1,385	311,362
National Healthcare Corp.(a)	1,120	72,789
Omnicare, Inc.(a)	1,244	117,247
Owens & Minor, Inc.(a)	2,185	74,290
Patterson Cos., Inc.(a)	2,416	117,538
Quest Diagnostics, Inc.	3,877	281,160
UnitedHealth Group, Inc.	18,542	2,262,124

Total Health Care Providers & Services		6,206,424

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.(a)	1,227	65,546
Quality Systems, Inc.	4,879	80,845

Total Health Care Technology		146,391

Hotels, Restaurants & Leisure - 2.4%
Aramark	3,789	117,345
Bob Evans Farms, Inc.(a)	1,284	65,548
Brinker International, Inc.(a)	2,035	117,318
Cheesecake Factory, Inc. (The)	1,144	62,388
Choice Hotels International, Inc.	1,274	69,115
Cracker Barrel Old Country Store, Inc.(a)	1,038	154,828
Darden Restaurants, Inc.	6,605	469,483
DineEquity, Inc.	882	87,397
Domino’s Pizza, Inc.	835	94,689
Dunkin’ Brands Group, Inc.(a)	2,715	149,325
Las Vegas Sands Corp.(a)	36,562	1,922,064
Marriott International, Inc. Class A(a)	3,917	291,386
McDonald’s Corp.	46,084	4,381,206
SeaWorld Entertainment, Inc.(a)	5,985	110,363
Six Flags Entertainment Corp.(a)	5,661	253,896
Speedway Motorsports, Inc.	3,173	71,869
Starbucks Corp.	29,517	1,582,554
Starwood Hotels & Resorts Worldwide, Inc.	4,091	331,739
Texas Roadhouse, Inc.	2,312	86,538
Vail Resorts, Inc.	1,027	112,148
Wendy’s Co. (The)	12,878	145,264
Wyndham Worldwide Corp.	2,628	215,260
Wynn Resorts Ltd.(a)	5,203	513,380
Yum! Brands, Inc.	12,658	1,140,233

Total Hotels, Restaurants & Leisure		12,545,336

Household Durables - 0.3%
D.R. Horton, Inc.	5,327	145,747
Harman International Industries, Inc.	1,329	158,071
Leggett & Platt, Inc.(a)	5,233	254,742
Lennar Corp. Class A(a)	1,538	78,500
MDC Holdings, Inc.(a)	2,859	85,684
NACCO Industries, Inc. Class A	747	45,388
Newell Rubbermaid, Inc.	6,991	287,400
PulteGroup, Inc.	8,134	163,900
Ryland Group, Inc. (The)	1,261	58,473
Tupperware Brands Corp.(a)	2,609	168,385
Whirlpool Corp.	1,610	278,610

Total Household Durables		1,724,900

Household Products - 2.3%
Church & Dwight Co., Inc.(a)	2,810	227,975
Clorox Co. (The)(a)	4,615	480,052
Colgate-Palmolive Co.	24,269	1,587,435
Energizer Holdings, Inc.	1,251	164,569
Kimberly-Clark Corp.	13,805	1,462,916
Procter & Gamble Co. (The)	99,237	7,764,303
Spectrum Brands Holdings, Inc.	1,038	105,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
WD-40 Co.	740	$64,499

Total Household Products		11,857,615

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	13,663	181,172
NRG Energy, Inc.	8,817	201,733
NRG Yield, Inc. Class A(a)	2,669	58,691
NRG Yield, Inc. Class C(a)	1,670	36,556
Pattern Energy Group, Inc.(a)	3,521	99,926

Total Independent Power and Renewable Electricity Producers		578,078

Industrial Conglomerates - 2.9%
3M Co.	17,639	2,721,698
Carlisle Cos., Inc.	1,136	113,736
Danaher Corp.	4,267	365,213
General Electric Co.	453,348	12,045,456
Roper Technologies, Inc.	608	104,856

Total Industrial Conglomerates		15,350,959

Insurance - 2.7%
Aflac, Inc.	15,007	933,435
Allstate Corp. (The)	8,669	562,358
American Financial Group, Inc.	1,812	117,852
American International Group, Inc.	17,431	1,077,584
American National Insurance Co.	1,195	122,272
AmTrust Financial Services, Inc.(a)	1,762	115,429
Arthur J. Gallagher & Co.	5,833	275,901
Assurant, Inc.	1,540	103,180
Baldwin & Lyons, Inc. Class B	2,633	60,612
Brown & Brown, Inc.	2,865	94,144
Chubb Corp. (The)	5,436	517,181
Cincinnati Financial Corp.(a)	6,883	345,389
CNA Financial Corp.	8,292	316,837
CNO Financial Group, Inc.	4,552	83,529
Donegal Group, Inc. Class A	4,206	64,057
Erie Indemnity Co. Class A	1,603	131,558
First American Financial Corp.(a)	3,684	137,082
FNF Group	7,937	293,590
Hanover Insurance Group, Inc. (The)	1,172	86,763
Hartford Financial Services Group, Inc. (The)	10,055	417,986
HCC Insurance Holdings, Inc.	2,790	214,384
Horace Mann Educators Corp.	2,129	77,453
Infinity Property & Casualty Corp.	771	58,473
Kemper Corp.	2,039	78,603
Lincoln National Corp.	4,961	293,790
Loews Corp.	3,170	122,077
Marsh & McLennan Cos., Inc.	13,594	770,780
Mercury General Corp.(a)	3,030	168,620
MetLife, Inc.	38,204	2,139,042
Old Republic International Corp.	16,620	259,771
Principal Financial Group, Inc.	9,763	500,744
ProAssurance Corp.	1,553	71,764
Progressive Corp. (The)	13,157	366,159
Prudential Financial, Inc.	15,864	1,388,417
Reinsurance Group of America, Inc.	1,595	151,318
RLI Corp.(a)	1,512	77,702
Safety Insurance Group, Inc.	1,587	91,586
Selective Insurance Group, Inc.	2,438	68,386
StanCorp Financial Group, Inc.	1,180	89,220
State Auto Financial Corp.	2,975	71,251
Symetra Financial Corp.	4,576	110,602
Torchmark Corp.(a)	1,514	88,145
Travelers Cos., Inc. (The)	8,542	825,670
United Fire Group, Inc.	1,302	42,654
Universal Insurance Holdings, Inc.	1,967	47,601
Unum Group	6,463	231,052
W.R. Berkley Corp.(a)	1,056	54,838

Total Insurance		14,316,841

Internet & Catalog Retail - 0.1%
Expedia, Inc.	1,303	142,483
HSN, Inc.	1,385	97,213
Nutrisystem, Inc.	3,200	79,616

Total Internet & Catalog Retail		319,312

Internet Software & Services - 0.1%
IAC/InterActiveCorp	2,390	190,387
j2 Global, Inc.(a)	1,465	99,532

Total Internet Software & Services		289,919

IT Services - 2.3%
Automatic Data Processing, Inc.	14,715	1,180,584
Booz Allen Hamilton Holding Corp.	3,378	85,261
Broadridge Financial Solutions, Inc.	4,205	210,292
Computer Sciences Corp.	2,990	196,264
DST Systems, Inc.	679	85,540
Fidelity National Information Services, Inc.	5,942	367,216
International Business Machines Corp.	35,836	5,829,084
Jack Henry & Associates, Inc.	1,707	110,443
Leidos Holdings, Inc.	3,367	135,926
MasterCard, Inc. Class A	7,648	714,935
Paychex, Inc.(a)	16,189	758,940
Sabre Corp.	7,845	186,711
Science Applications International Corp.	1,591	84,084
Total System Services, Inc.	3,421	142,895
Visa, Inc. Class A(a)	19,111	1,283,304
Western Union Co. (The)(a)	19,206	390,458
Xerox Corp.	26,855	285,737

Total IT Services		12,047,674

Leisure Products - 0.2%
Brunswick Corp.(a)	1,254	63,779
Hasbro, Inc.(a)	5,279	394,816
Mattel, Inc.(a)	20,829	535,097
Polaris Industries, Inc.(a)	1,157	171,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Sturm Ruger & Co., Inc.(a)	979	$56,244

Total Leisure Products		1,221,299

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,347	167,707
Bio-Techne Corp.(a)	842	82,912
Thermo Fisher Scientific, Inc.	2,467	320,118

Total Life Sciences Tools & Services		570,737

Machinery - 1.8%
AGCO Corp.(a)	1,638	93,006
Albany International Corp. Class A	945	37,611
Allison Transmission Holdings, Inc.	4,631	135,503
Briggs & Stratton Corp.(a)	3,728	71,801
Caterpillar, Inc.(a)	23,922	2,029,064
CLARCOR, Inc.	998	62,116
Crane Co.	1,972	115,816
Cummins, Inc.	5,274	691,896
Deere & Co.(a)	13,207	1,281,739
Donaldson Co., Inc.	3,287	117,675
Dover Corp.(a)	4,883	342,689
Flowserve Corp.	2,109	111,060
Graco, Inc.	1,316	93,475
Harsco Corp.(a)	5,593	92,284
Hillenbrand, Inc.	3,306	101,494
IDEX Corp.	1,796	141,130
Illinois Tool Works, Inc.	10,331	948,282
ITT Corp.	1,513	63,304
Joy Global, Inc.(a)	2,466	89,269
Kennametal, Inc.	2,471	84,310
Lincoln Electric Holdings, Inc.	1,925	117,213
Nordson Corp.	1,166	90,820
Oshkosh Corp.(a)	2,020	85,608
PACCAR, Inc.	5,894	376,096
Pall Corp.	1,731	215,423
Parker-Hannifin Corp.	3,782	439,960
Snap-on, Inc.	1,169	186,163
SPX Corp.	1,068	77,313
Stanley Black & Decker, Inc.	4,392	462,214
Timken Co. (The)	3,010	110,076
Toro Co. (The)	867	58,765
Trinity Industries, Inc.(a)	3,549	93,800
Woodward, Inc.	623	34,259
Xylem, Inc.	3,670	136,047

Total Machinery		9,187,281

Marine - 0.0%
International Shipholding Corp.	1,949	12,435
Matson, Inc.	1,525	64,111

Total Marine		76,546

Media - 2.3%
Cablevision Systems Corp. Class A(a)	8,381	200,641
CBS Corp. Class A	1,033	59,294
CBS Corp. Class B Non-Voting Shares	6,220	345,210
Cinemark Holdings, Inc.	4,016	161,323
Comcast Corp. Class A	44,824	2,695,715
Comcast Corp. Special Class A	8,622	516,803
Gannett Co., Inc.	385	5,386
Interpublic Group of Cos., Inc. (The)	11,095	213,801
John Wiley & Sons, Inc. Class A	1,753	95,311
Meredith Corp.(a)	1,734	90,428
Morningstar, Inc.	387	30,786
National CineMedia, Inc.	5,415	86,423
New Media Investment Group, Inc.	2,707	48,537
Omnicom Group, Inc.(a)	8,198	569,679
Regal Entertainment Group Class A(a)	6,950	145,324
Scripps Networks Interactive, Inc. Class A(a)	1,350	88,249
Sinclair Broadcast Group, Inc. Class A	2,891	80,688
TEGNA, Inc.	7,682	246,362
Time Warner Cable, Inc.	7,393	1,317,211
Time Warner, Inc.	16,631	1,453,716
Time, Inc.(a)	4,413	101,543
Twenty-First Century Fox, Inc. Class A	11,708	381,037
Twenty-First Century Fox, Inc. Class B	7,282	234,626
Viacom, Inc. Class A	1,292	83,812
Viacom, Inc. Class B	8,199	529,983
Walt Disney Co. (The)	20,416	2,330,282
World Wrestling Entertainment, Inc. Class A(a)	3,667	60,506

Total Media		12,172,676

Metals & Mining - 0.7%
Alcoa, Inc.	12,754	142,207
Allegheny Technologies, Inc.(a)	3,173	95,825
Carpenter Technology Corp.(a)	1,442	55,777
Commercial Metals Co.(a)	6,159	99,037
Compass Minerals International, Inc.(a)	1,264	103,825
Freeport-McMoRan, Inc.	76,185	1,418,565
Globe Specialty Metals, Inc.	2,746	48,604
Hecla Mining Co.(a)	15,723	41,351
Kaiser Aluminum Corp.(a)	698	57,990
Newmont Mining Corp.	3,076	71,855
Nucor Corp.	11,508	507,157
Reliance Steel & Aluminum Co.	2,334	141,160
Royal Gold, Inc.(a)	1,042	64,177
Southern Copper Corp.(a)	18,309	538,468
Steel Dynamics, Inc.	7,083	146,724
United States Steel Corp.(a)	1,698	35,013
Worthington Industries, Inc.	2,307	69,348

Total Metals & Mining		3,637,083

Multi-Utilities - 1.8%
Alliant Energy Corp.	4,386	253,160
Ameren Corp.	11,234	423,297
Avista Corp.	3,630	111,260
Black Hills Corp.(a)	2,057	89,788
CenterPoint Energy, Inc.	21,380	406,861
CMS Energy Corp.	10,251	326,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Consolidated Edison, Inc.(a)	13,826	$800,249
Dominion Resources, Inc.	24,209	1,618,856
DTE Energy Co.	7,246	540,841
MDU Resources Group, Inc.(a)	8,152	159,209
NiSource, Inc.	10,100	460,459
NorthWestern Corp.(a)	2,175	106,031
PG&E Corp.	20,599	1,011,411
Public Service Enterprise Group, Inc.	24,191	950,223
SCANA Corp.	6,219	314,992
Sempra Energy	7,455	737,598
TECO Energy, Inc.	12,550	221,633
Vectren Corp.(a)	3,717	143,030
WEC Energy Group, Inc.	12,688	570,599

Total Multi-Utilities		9,245,889

Multiline Retail - 0.7%
Big Lots, Inc.(a)	1,725	77,608
Family Dollar Stores, Inc.	2,387	188,119
Kohl’s Corp.(a)	7,113	445,345
Macy’s, Inc.	8,863	597,987
Nordstrom, Inc.	4,382	326,459
Target Corp.	23,140	1,888,918

Total Multiline Retail		3,524,436

Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	9,633	751,952
Apache Corp.	8,314	479,136
Cabot Oil & Gas Corp.(a)	1,280	40,371
Chesapeake Energy Corp.(a)	16,770	187,321
Chevron Corp.	100,503	9,695,524
Cimarex Energy Co.	773	85,270
ConocoPhillips	73,539	4,516,030
CONSOL Energy, Inc.(a)	2,360	51,306
CVR Energy, Inc.	8,112	305,336
Delek U.S. Holdings, Inc.	2,345	86,343
Denbury Resources, Inc.(a)	18,124	115,269
Devon Energy Corp.	9,313	554,030
EOG Resources, Inc.	5,401	472,858
EQT Corp.	595	48,397
Exxon Mobil Corp.	172,078	14,316,890
Hess Corp.	5,703	381,417
HollyFrontier Corp.	8,327	355,480
Kinder Morgan, Inc.	58,734	2,254,798
Marathon Oil Corp.	28,742	762,813
Marathon Petroleum Corp.	17,510	915,948
Murphy Oil Corp.	6,913	287,373
Noble Energy, Inc.	7,445	317,753
Occidental Petroleum Corp.	38,259	2,975,402
ONEOK, Inc.	13,467	531,677
PBF Energy, Inc. Class A	4,731	134,455
Peabody Energy Corp.(a)	15,745	34,482
Phillips 66	21,555	1,736,471
Pioneer Natural Resources Co.	331	45,906
Range Resources Corp.(a)	1,030	50,861
SemGroup Corp. Class A	1,354	107,616
Spectra Energy Corp.(a)	37,503	1,222,598
Targa Resources Corp.	1,707	152,299
Tesoro Corp.	2,679	226,134
Valero Energy Corp.	16,075	1,006,295
Western Refining, Inc.	4,094	178,580
Williams Cos., Inc. (The)	50,406	2,892,800

Total Oil, Gas & Consumable Fuels		48,277,191

Paper & Forest Products - 0.2%
International Paper Co.	15,936	758,394
PH Glatfelter Co.	1,710	37,603
Schweitzer-Mauduit International, Inc.	2,010	80,159

Total Paper & Forest Products		876,156

Personal Products - 0.1%
Avon Products, Inc.(a)	13,893	86,970
Estee Lauder Cos., Inc. (The) Class A	4,225	366,138
Nu Skin Enterprises, Inc. Class A	2,583	121,737

Total Personal Products		574,845

Pharmaceuticals - 6.9%
AbbVie, Inc.	60,971	4,096,642
Bristol-Myers Squibb Co.	51,843	3,449,633
Eli Lilly & Co.	39,817	3,324,321
Johnson & Johnson	95,838	9,340,371
Merck & Co., Inc.	110,992	6,318,775
Pfizer, Inc.	270,246	9,061,348
Theravance, Inc.(a)	11,045	199,583
Zoetis, Inc.	4,462	215,158

Total Pharmaceuticals		36,005,831

Professional Services - 0.2%
Acacia Research Corp.(a)	1,857	16,286
CEB, Inc.	841	73,217
Dun & Bradstreet Corp. (The)	753	91,866
Equifax, Inc.	1,976	191,850
Insperity, Inc.	1,764	89,788
Manpowergroup, Inc.	1,649	147,388
Robert Half International, Inc.	2,495	138,472
Towers Watson & Co. Class A	661	83,154

Total Professional Services		832,021

Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust	3,251	94,637
Agree Realty Corp.	2,608	76,075
Alexander’s, Inc.	249	102,090
Alexandria Real Estate Equities, Inc.	2,836	248,037
American Assets Trust, Inc.	2,248	88,144
American Campus Communities, Inc.	4,544	171,263
American Homes 4 Rent Class A	3,602	57,776
American Tower Corp.	7,310	681,950
Apartment Investment & Management Co. Class A	5,249	193,846
Armada Hoffler Properties, Inc.	7,430	74,226
Ashford Hospitality Trust, Inc.	7,367	62,325
Associated Estates Realty Corp.(a)	4,201	120,275
AvalonBay Communities, Inc.	4,591	733,963
BioMed Realty Trust, Inc.(a)	10,335	199,879
Boston Properties, Inc.	3,696	447,364
Brandywine Realty Trust	9,718	129,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Brixmor Property Group, Inc.	13,142	$303,974
Camden Property Trust	3,686	273,796
CBL & Associates Properties, Inc.	11,002	178,232
Cedar Realty Trust, Inc.	10,343	66,195
Chambers Street Properties	19,591	155,748
Chesapeake Lodging Trust	3,218	98,085
Columbia Property Trust, Inc.	7,428	182,357
CorEnergy Infrastructure Trust, Inc.(a)	10,322	65,235
Corporate Office Properties Trust	4,842	113,981
Corrections Corp. of America	8,141	269,304
Cousins Properties, Inc.	8,327	86,434
Crown Castle International Corp.	18,444	1,481,053
CubeSmart	6,129	141,948
DCT Industrial Trust, Inc.	3,663	115,165
DDR Corp.	15,642	241,825
DiamondRock Hospitality Co.	8,250	105,682
Digital Realty Trust, Inc.(a)	7,942	529,573
Douglas Emmett, Inc.	5,653	152,292
Duke Realty Corp.	14,448	268,299
DuPont Fabros Technology, Inc.(a)	4,084	120,274
EastGroup Properties, Inc.	1,729	97,222
Education Realty Trust, Inc.	3,379	105,965
EPR Properties	3,854	211,122
Equity Lifestyle Properties, Inc.	2,965	155,900
Equity One, Inc.	6,559	153,087
Equity Residential	12,979	910,736
Essex Property Trust, Inc.(a)	1,913	406,512
Excel Trust, Inc.	7,679	121,098
Extra Space Storage, Inc.	4,736	308,882
Federal Realty Investment Trust	2,097	268,605
First Industrial Realty Trust, Inc.	3,553	66,548
First Potomac Realty Trust	7,280	74,984
Franklin Street Properties Corp.	9,279	104,945
Gaming and Leisure Properties, Inc. REIT(a)	10,070	369,166
General Growth Properties, Inc.	28,136	721,970
Geo Group, Inc. (The)	6,097	208,273
Getty Realty Corp.	4,381	71,673
Gladstone Commercial Corp.(a)	4,192	69,420
Government Properties Income Trust(a)	6,647	123,302
HCP, Inc.	26,889	980,642
Health Care REIT, Inc.	17,684	1,160,601
Healthcare Realty Trust, Inc.	5,929	137,909
Healthcare Trust of America, Inc. Class A	7,614	182,355
Hersha Hospitality Trust(a)	3,631	93,086
Highwoods Properties, Inc.	4,064	162,357
Home Properties, Inc.	2,912	212,722
Hospitality Properties Trust	10,689	308,057
Host Hotels & Resorts, Inc.	32,629	647,033
Hudson Pacific Properties, Inc.	2,236	63,435
Independence Realty Trust, Inc.	8,518	64,141
Inland Real Estate Corp.	11,165	105,174
Investors Real Estate Trust	12,807	91,442
Iron Mountain, Inc.	12,652	392,212
Kilroy Realty Corp.	2,291	153,841
Kimco Realty Corp.	18,608	419,424
Kite Realty Group Trust	3,919	95,898
Lamar Advertising Co. Class A	6,243	358,848
LaSalle Hotel Properties	4,679	165,917
Lexington Realty Trust(a)	18,124	153,691
Liberty Property Trust	9,439	304,125
LTC Properties, Inc.	3,119	129,750
Macerich Co. (The)	5,685	424,101
Mack-Cali Realty Corp.	4,468	82,345
Medical Properties Trust, Inc.	12,701	166,510
Mid-America Apartment Communities, Inc.	3,407	248,064
Monmouth Real Estate Investment Corp. Class A	6,460	62,791
National Health Investors, Inc.	1,817	113,199
National Retail Properties, Inc.	6,545	229,140
New York REIT, Inc.	9,149	91,033
Omega Healthcare Investors, Inc.	10,758	369,322
One Liberty Properties, Inc.(a)	3,436	73,118
Outfront Media, Inc.	8,374	211,360
Parkway Properties, Inc.	6,456	112,593
Pebblebrook Hotel Trust	1,957	83,916
Pennsylvania Real Estate Investment Trust	4,389	93,661
Physicians Realty Trust	5,273	80,993
Piedmont Office Realty Trust, Inc. Class A	8,297	145,944
Plum Creek Timber Co., Inc.	8,573	347,807
Post Properties, Inc.	2,118	115,156
Potlatch Corp.	1,951	68,909
Prologis, Inc.	19,560	725,676
PS Business Parks, Inc.	1,029	74,242
Public Storage	6,571	1,211,495
QTS Realty Trust, Inc. Class A	2,057	74,978
Ramco-Gershenson Properties Trust	6,281	102,506
Rayonier, Inc.	6,033	154,143
Realty Income Corp.(a)	12,468	553,454
Regency Centers Corp.	3,369	198,704
Retail Opportunity Investments Corp.	6,308	98,531
Retail Properties of America, Inc. Class A	11,973	166,784
RLJ Lodging Trust	5,942	176,953
Ryman Hospitality Properties, Inc.	3,160	167,828
Sabra Health Care REIT, Inc.	4,312	110,991
Saul Centers, Inc.	1,586	78,015
Select Income REIT	5,800	119,712
Senior Housing Properties Trust	16,221	284,679
Simon Property Group, Inc.	11,330	1,960,317
SL Green Realty Corp.(a)	1,929	211,978
Sovran Self Storage, Inc.	1,275	110,810
Spirit Realty Capital, Inc.	25,243	244,100
STAG Industrial, Inc.	5,395	107,900
Summit Hotel Properties, Inc.	6,484	84,357
Sun Communities, Inc.(a)	3,004	185,737
Sunstone Hotel Investors, Inc.	6,542	98,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Tanger Factory Outlet Centers, Inc.(a)	3,138	$99,475
Taubman Centers, Inc.	2,176	151,232
UDR, Inc.	10,189	326,354
Universal Health Realty Income Trust	1,605	74,568
Urstadt Biddle Properties, Inc. Class A	2,928	54,695
Ventas, Inc.	16,191	1,005,299
Vornado Realty Trust	5,871	557,334
W.P. Carey, Inc.(a)	6,671	393,189
Washington Real Estate Investment Trust(a)	5,049	131,022
Weingarten Realty Investors	5,639	184,339
Weyerhaeuser Co.	21,290	670,635
Winthrop Realty Trust*	4,584	69,448
WP GLIMCHER, Inc.	12,231	165,485

Total Real Estate Investment Trusts (REITs)		33,667,549

Road & Rail - 0.8%
Con-way, Inc.	1,023	39,253
CSX Corp.	24,092	786,604
JB Hunt Transport Services, Inc.	1,398	114,762
Kansas City Southern	1,366	124,579
Landstar System, Inc.	528	35,307
Norfolk Southern Corp.	8,720	761,779
Ryder System, Inc.	1,429	124,852
Union Pacific Corp.	20,449	1,950,221
Werner Enterprises, Inc.(a)	1,290	33,862

Total Road & Rail		3,971,219

Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	7,825	400,640
Analog Devices, Inc.	10,794	692,813
Applied Materials, Inc.	26,612	511,483
Broadcom Corp. Class A	8,056	414,803
Brooks Automation, Inc.	4,194	48,021
Intel Corp.	163,291	4,966,496
Intersil Corp. Class A	7,727	96,665
KLA-Tencor Corp.	6,122	344,118
Lam Research Corp.	1,882	153,101
Linear Technology Corp.	7,535	333,273
Maxim Integrated Products, Inc.	12,839	443,908
Microchip Technology, Inc.(a)	8,469	401,642
MKS Instruments, Inc.	1,672	63,436
NVIDIA Corp.(a)	12,410	249,565
Skyworks Solutions, Inc.	1,937	201,642
Teradyne, Inc.(a)	3,687	71,122
Texas Instruments, Inc.	34,640	1,784,306
Xilinx, Inc.	8,488	374,830

Total Semiconductors & Semiconductor Equipment		11,551,864

Software - 3.3%
Activision Blizzard, Inc.(a)	10,117	244,933
Advent Software, Inc.	1,179	52,124
American Software, Inc. Class A	4,154	39,463
CA, Inc.(a)	18,542	543,095
FactSet Research Systems, Inc.	726	117,982
Intuit, Inc.	3,986	401,669
Microsoft Corp.	278,027	12,274,892
Oracle Corp.	67,957	2,738,667
Solera Holdings, Inc.	1,633	72,766
SS&C Technologies Holdings, Inc.	1,231	76,938
Symantec Corp.	20,892	485,739

Total Software		17,048,268

Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A(a)	2,670	57,432
Advance Auto Parts, Inc.	201	32,017
American Eagle Outfitters, Inc.(a)	10,796	185,907
Best Buy Co., Inc.(a)	9,157	298,610
Buckle, Inc. (The)(a)	1,229	56,251
Chico’s FAS, Inc.	4,190	69,680
Dick’s Sporting Goods, Inc.	1,140	59,018
DSW, Inc. Class A	2,389	79,721
Foot Locker, Inc.	3,064	205,319
GameStop Corp. Class A(a)	5,831	250,500
Gap, Inc. (The)(a)	12,552	479,110
GNC Holdings, Inc. Class A	2,061	91,673
Guess?, Inc.(a)	4,784	91,709
Home Depot, Inc. (The)	32,638	3,627,061
L Brands, Inc.	6,105	523,382
Lowe’s Cos., Inc.	17,741	1,188,115
Men’s Wearhouse, Inc. (The)	1,285	82,330
Penske Automotive Group, Inc.	2,285	119,071
Rent-A-Center, Inc.	1,962	55,623
Ross Stores, Inc.	5,066	246,258
Staples, Inc.	23,727	363,260
Tiffany & Co.	2,514	230,785
TJX Cos., Inc. (The)	9,472	626,762
Tractor Supply Co.(a)	1,391	125,107
Williams-Sonoma, Inc.	2,223	182,886

Total Specialty Retail		9,327,587

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	128,016	16,056,407
Diebold, Inc.	3,188	111,580
EMC Corp.	41,731	1,101,281
Hewlett-Packard Co.	39,836	1,195,478
Lexmark International, Inc. Class A	3,226	142,589
NetApp, Inc.	6,570	207,349
SanDisk Corp.(a)	3,429	199,637
Western Digital Corp.	4,588	359,791

Total Technology Hardware, Storage & Peripherals		19,374,112

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	722	76,749
Coach, Inc.	13,892	480,802
Columbia Sportswear Co.	1,706	103,145
Hanesbrands, Inc.	5,200	173,264
NIKE, Inc. Class B	10,521	1,136,478
Ralph Lauren Corp.	708	93,711
VF Corp.	9,502	662,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

June 30, 2015

Investments	Shares	Value
Wolverine World Wide, Inc.(a)	1,394	$39,701

Total Textiles, Apparel & Luxury Goods		2,766,519

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	3,916	54,002
Brookline Bancorp, Inc.	8,380	94,610
Capitol Federal Financial, Inc.	6,428	77,393
Dime Community Bancshares, Inc.	4,387	74,316
New York Community Bancorp, Inc.(a)	34,029	625,453
Northwest Bancshares, Inc.	7,147	91,625
OceanFirst Financial Corp.	3,855	71,896
Oritani Financial Corp.	5,327	85,498
Provident Financial Services, Inc.	3,417	64,889
TFS Financial Corp.	7,336	123,391
TrustCo Bank Corp.(a)	10,431	73,330
Washington Federal, Inc.(a)	3,777	88,193

Total Thrifts & Mortgage Finance		1,524,596

Tobacco - 3.0%
Altria Group, Inc.	105,275	5,149,000
Philip Morris International, Inc.	93,484	7,494,612
Reynolds American, Inc.	33,461	2,498,198
Universal Corp.(a)	2,123	121,691
Vector Group Ltd.(a)	10,155	238,236

Total Tobacco		15,501,737

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	1,321	52,378
Fastenal Co.(a)	8,423	355,282
GATX Corp.	1,564	83,126
Kaman Corp.(a)	1,517	63,623
MSC Industrial Direct Co., Inc. Class A(a)	1,330	92,794
TAL International Group, Inc.*	3,220	101,752
W.W. Grainger, Inc.(a)	1,458	345,036
Watsco, Inc.	845	104,560

Total Trading Companies & Distributors		1,198,551

Water Utilities - 0.1%
American States Water Co.	2,130	79,641
American Water Works Co., Inc.	4,810	233,910
Aqua America, Inc.(a)	5,902	144,540
California Water Service Group	3,800	86,830
Connecticut Water Service, Inc.	1,924	65,724
Middlesex Water Co.(a)	2,160	48,730
SJW Corp.	2,279	69,942

Total Water Utilities		729,317

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	4,921	144,677

TOTAL COMMON STOCKS (Cost: $444,398,095)		521,565,430

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Total Earnings Fund(a)(b) (Cost: $32,695)	435	32,067

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%

United States - 5.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $28,448,747)(d)	28,448,747	28,448,747

TOTAL INVESTMENTS IN SECURITIES - 105.2% (Cost: $472,879,537)		550,046,244
Liabilities in Excess of Cash and Other Assets - (5.2)%		(27,281,641)

NET ASSETS - 100.0%		$522,764,603

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $50,623,791 and the total market value of the collateral held by the Fund was $51,773,240. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $23,324,493. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 3.0%
AAR Corp.(a)	306	$9,752
B/E Aerospace, Inc.(a)	407	22,344
Boeing Co. (The)(a)	4,340	602,045
Cubic Corp.	158	7,518
Curtiss-Wright Corp.	201	14,560
Esterline Technologies Corp.*(a)	154	14,682
General Dynamics Corp.	1,597	226,279
HEICO Corp.(a)	105	6,121
Hexcel Corp.(a)	325	16,165
Honeywell International, Inc.	3,466	353,428
Huntington Ingalls Industries, Inc.	298	33,552
KLX, Inc.*(a)	130	5,737
L-3 Communications Holdings, Inc.	467	52,948
Lockheed Martin Corp.(a)	1,729	321,421
Moog, Inc. Class A*	207	14,631
National Presto Industries, Inc.(a)	53	4,257
Northrop Grumman Corp.(a)	1,131	179,410
Orbital ATK, Inc.(a)	421	30,885
Precision Castparts Corp.	674	134,712
Raytheon Co.	1,945	186,098
Rockwell Collins, Inc.(a)	653	60,305
Teledyne Technologies, Inc.*(a)	154	16,249
Textron, Inc.(a)	1,231	54,940
TransDigm Group, Inc.*	101	22,692
Triumph Group, Inc.(a)	338	22,305
United Technologies Corp.	4,581	508,170

Total Aerospace & Defense		2,921,206

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*(a)	187	10,278
C.H. Robinson Worldwide, Inc.(a)	493	30,758
Expeditors International of Washington, Inc.(a)	631	29,092
FedEx Corp.	986	168,014
Forward Air Corp.(a)	126	6,585
Hub Group, Inc. Class A*	157	6,333
Park-Ohio Holdings Corp.	184	8,917
United Parcel Service, Inc. Class B	3,060	296,545

Total Air Freight & Logistics		556,522

Airlines - 1.0%
Alaska Air Group, Inc.	871	56,118
Allegiant Travel Co.(a)	100	17,788
American Airlines Group, Inc.(a)	153	6,110
Delta Air Lines, Inc.	17,104	702,632
Hawaiian Holdings, Inc.*(a)	569	13,514
JetBlue Airways Corp.*(a)	1,050	21,798
Southwest Airlines Co.	2,254	74,585
Spirit Airlines, Inc.*(a)	267	16,581
United Continental Holdings, Inc.*	1,515	80,310

Total Airlines		989,436

Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.*(a)	568	11,877
Autoliv, Inc.(a)	400	46,700
BorgWarner, Inc.(a)	999	56,783
China XD Plastics Co., Ltd.*	941	5,674
Cooper Tire & Rubber Co.(a)	439	14,851
Dana Holding Corp.(a)	493	10,146
Dorman Products, Inc.*(a)	158	7,530
Gentex Corp.(a)	1,183	19,425
Goodyear Tire & Rubber Co. (The)	1,779	53,637
Johnson Controls, Inc.	1,984	98,268
Lear Corp.	420	47,149
Modine Manufacturing Co.*(a)	716	7,683
Standard Motor Products, Inc.(a)	208	7,305
Superior Industries International, Inc.(a)	351	6,427
Tenneco, Inc.*(a)	423	24,297
Visteon Corp.*(a)	210	22,046

Total Auto Components		439,798

Automobiles - 0.8%
Ford Motor Co.	37,193	558,267
General Motors Co.	4,512	150,385
Harley-Davidson, Inc.	999	56,294
Thor Industries, Inc.(a)	237	13,338
Winnebago Industries, Inc.(a)	413	9,743

Total Automobiles		788,027

Banks - 9.6%
1st Source Corp.(a)	160	5,459
Associated Banc-Corp.(a)	780	15,811
BancFirst Corp.(a)	80	5,236
BancorpSouth, Inc.(a)	471	12,133
Bank of America Corp.	80,254	1,365,923
Bank of Hawaii Corp.(a)	238	15,870
Bank of the Ozarks, Inc.(a)	485	22,189
BankUnited, Inc.(a)	423	15,198
Banner Corp.(a)	124	5,943
BB&T Corp.	4,256	171,559
BBCN Bancorp, Inc.(a)	857	12,675
BOK Financial Corp.(a)	395	27,484
Boston Private Financial Holdings, Inc.	838	11,238
Camden National Corp.(a)	124	4,799
Cardinal Financial Corp.(a)	569	12,398
Cathay General Bancorp	432	14,018
Central Pacific Financial Corp.(a)	539	12,801
Chemical Financial Corp.	153	5,058
CIT Group, Inc.(a)	1,793	83,357
Citigroup, Inc.	18,591	1,026,967
City Holding Co.(a)	123	6,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
City National Corp.	251	$22,688
CoBiz Financial, Inc.(a)	538	7,032
Columbia Banking System, Inc.	290	9,437
Comerica, Inc.(a)	1,060	54,399
Commerce Bancshares, Inc.(a)	490	22,917
Community Bank System, Inc.(a)	180	6,799
Community Trust Bancorp, Inc.(a)	133	4,638
Cullen/Frost Bankers, Inc.(a)	306	24,045
Customers Bancorp, Inc.*(a)	616	16,564
CVB Financial Corp.(a)	447	7,872
East West Bancorp, Inc.	788	35,318
Fifth Third Bancorp(a)	5,951	123,900
First Citizens BancShares, Inc. Class A(a)	48	12,626
First Commonwealth Financial Corp.(a)	1,309	12,553
First Financial Bancorp	400	7,176
First Financial Bankshares, Inc.(a)	277	9,595
First Horizon National Corp.(a)	913	14,307
First Interstate BancSystem, Inc.	690	19,141
First Midwest Bancorp, Inc.	702	13,317
First Niagara Financial Group, Inc.(a)	2,014	19,012
First Republic Bank(a)	702	44,247
FirstMerit Corp.(a)	732	15,248
Flushing Financial Corp.(a)	253	5,316
FNB Corp.(a)	409	5,857
Fulton Financial Corp.	1,198	15,646
Glacier Bancorp, Inc.(a)	280	8,238
Great Southern Bancorp, Inc.(a)	139	5,857
Hancock Holding Co.(a)	368	11,743
Hanmi Financial Corp.(a)	434	10,781
Hilltop Holdings, Inc.*	450	10,840
Home BancShares, Inc.(a)	260	9,506
Huntington Bancshares, Inc.(a)	5,792	65,508
Iberiabank Corp.	130	8,870
Independent Bank Corp.	107	5,017
International Bancshares Corp.(a)	495	13,301
Investors Bancorp, Inc.(a)	838	10,307
JPMorgan Chase & Co.(a)	30,207	2,046,826
KeyCorp	5,578	83,782
Lakeland Financial Corp.(a)	155	6,722
M&T Bank Corp.(a)	679	84,827
MB Financial, Inc.(a)	541	18,632
National Penn Bancshares, Inc.	489	5,516
NBT Bancorp, Inc.(a)	175	4,580
OFG Bancorp(a)	1,066	11,374
Old National Bancorp	502	7,259
Opus Bank	348	12,591
PacWest Bancorp(a)	141	6,593
Park National Corp.(a)	78	6,815
People’s United Financial, Inc.(a)	1,119	18,139
Pinnacle Financial Partners, Inc.(a)	185	10,058
PNC Financial Services Group, Inc. (The)	3,644	348,549
PrivateBancorp, Inc.(a)	362	14,415
Prosperity Bancshares, Inc.	303	17,495
Regions Financial Corp.(a)	9,031	93,561
Republic Bancorp, Inc. Class A	312	8,018
S&T Bancorp, Inc.	132	3,906
Seacoast Banking Corp. of Florida*	233	3,681
Signature Bank*	185	27,082
Simmons First National Corp. Class A	133	6,208
South State Corp.(a)	128	9,727
Southside Bancshares, Inc.(a)	221	6,460
Sterling Bancorp	662	9,731
SunTrust Banks, Inc.(a)	3,425	147,343
Susquehanna Bancshares, Inc.	843	11,903
SVB Financial Group*(a)	233	33,547
Synovus Financial Corp.(a)	507	15,626
TCF Financial Corp.(a)	725	12,042
Texas Capital Bancshares, Inc.*(a)	130	8,091
Tompkins Financial Corp.(a)	107	5,748
Trustmark Corp.(a)	404	10,092
U.S. Bancorp	10,790	468,286
UMB Financial Corp.	197	11,233
Umpqua Holdings Corp.(a)	487	8,761
Union Bankshares Corp.(a)	472	10,969
United Bankshares, Inc.(a)	181	7,282
United Community Banks, Inc.(a)	830	17,322
Valley National Bancorp(a)	721	7,434
Webster Financial Corp.(a)	551	21,792
Wells Fargo & Co.	33,375	1,877,010
WesBanco, Inc.(a)	160	5,443
Westamerica Bancorp(a)	103	5,217
Western Alliance Bancorp*(a)	317	10,702
Wilshire Bancorp, Inc.(a)	1,224	15,459
Wintrust Financial Corp.(a)	157	8,381
Zions Bancorp(a)	835	26,499

Total Banks		9,160,521

Beverages - 1.6%
Boston Beer Co., Inc. (The) Class A*(a)	27	6,264
Brown-Forman Corp. Class B(a)	633	63,414
Coca-Cola Bottling Co. Consolidated(a)	76	11,481
Coca-Cola Co. (The)	16,020	628,465
Coca-Cola Enterprises, Inc.	1,317	57,210
Constellation Brands, Inc. Class A	784	90,960
Dr. Pepper Snapple Group, Inc.	795	57,956
Molson Coors Brewing Co. Class B	820	57,244
Monster Beverage Corp.*	359	48,113
National Beverage Corp.*(a)	241	5,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
PepsiCo, Inc.	5,962	$556,493

Total Beverages		1,583,020

Biotechnology - 1.9%
Acorda Therapeutics, Inc.*(a)	206	6,866
Alexion Pharmaceuticals, Inc.*	236	42,662
Amgen, Inc.	2,508	385,028
Biogen, Inc.*	571	230,650
Celgene Corp.*(a)	1,285	148,719
Emergent Biosolutions, Inc.*	161	5,305
Gilead Sciences, Inc.	7,401	866,509
Medivation, Inc.*	62	7,080
Myriad Genetics, Inc.*(a)	497	16,893
PDL BioPharma, Inc.(a)	3,243	20,853
Regeneron Pharmaceuticals, Inc.*(a)	62	31,628
United Therapeutics Corp.*(a)	167	29,050

Total Biotechnology		1,791,243

Building Products - 0.2%
A.O. Smith Corp.	255	18,355
American Woodmark Corp.*(a)	103	5,650
Armstrong World Industries, Inc.*(a)	178	9,484
Fortune Brands Home & Security, Inc.(a)	411	18,832
Lennox International, Inc.(a)	157	16,907
Masco Corp.	2,481	66,168
Owens Corning	391	16,129
Simpson Manufacturing Co., Inc.	156	5,304
USG Corp.*(a)	252	7,003

Total Building Products		163,832

Capital Markets - 3.0%
Affiliated Managers Group, Inc.*(a)	195	42,627
Ameriprise Financial, Inc.	1,039	129,802
Arlington Asset Investment Corp. Class A(a)	163	3,188
Bank of New York Mellon Corp. (The)	4,681	196,462
BlackRock, Inc.(a)	800	276,784
Calamos Asset Management, Inc. Class A(a)	417	5,108
Charles Schwab Corp. (The)(a)	3,341	109,084
Cohen & Steers, Inc.(a)	110	3,749
E*TRADE Financial Corp.*(a)	1,183	35,431
Eaton Vance Corp.(a)	622	24,339
Federated Investors, Inc. Class B(a)	544	18,219
Financial Engines, Inc.(a)	202	8,581
Franklin Resources, Inc.(a)	3,544	173,762
GAMCO Investors, Inc. Class A	151	10,375
Goldman Sachs Group, Inc. (The)(a)	3,514	733,688
Greenhill & Co., Inc.(a)	81	3,348
HFF, Inc. Class A	241	10,057
Interactive Brokers Group, Inc. Class A(a)	303	12,593
INTL FCStone, Inc.*(a)	364	12,099
Investment Technology Group, Inc.	461	11,433
Janus Capital Group, Inc.(a)	1,071	18,335
Legg Mason, Inc.(a)	462	23,807
LPL Financial Holdings, Inc.(a)	373	17,341
Morgan Stanley	12,507	485,146
Northern Trust Corp.	891	68,126
Raymond James Financial, Inc.	749	44,625
SEI Investments Co.(a)	604	29,614
State Street Corp.	2,389	183,953
Stifel Financial Corp.*(a)	284	16,398
T. Rowe Price Group, Inc.(a)	1,115	86,669
TD Ameritrade Holding Corp.(a)	1,763	64,914
Virtus Investment Partners, Inc.(a)	75	9,919
Waddell & Reed Financial, Inc. Class A(a)	549	25,973
Walter Investment Management Corp.*(a)	312	7,135

Total Capital Markets		2,902,684

Chemicals - 2.4%
A. Schulman, Inc.(a)	133	5,815
Air Products & Chemicals, Inc.	765	104,675
Airgas, Inc.	238	25,176
Albemarle Corp.(a)	537	29,680
Axiall Corp.	253	9,121
Balchem Corp.(a)	99	5,516
Cabot Corp.	376	14,021
Calgon Carbon Corp.	485	9,399
Celanese Corp. Series A	1,937	139,232
CF Industries Holdings, Inc.	1,635	105,098
Chemtura Corp.*	272	7,700
Cytec Industries, Inc.(a)	260	15,738
Dow Chemical Co. (The)(a)	7,394	378,351
E.I. du Pont de Nemours & Co.	3,680	235,336
Eastman Chemical Co.(a)	986	80,675
Ecolab, Inc.(a)	899	101,650
Flotek Industries, Inc.*(a)	495	6,202
FMC Corp.(a)	674	35,419
H.B. Fuller Co.(a)	190	7,718
Huntsman Corp.(a)	1,261	27,830
Innophos Holdings, Inc.	183	9,633
Innospec, Inc.	189	8,513
International Flavors & Fragrances, Inc.(a)	267	29,180
Kronos Worldwide, Inc.(a)	810	8,878
Minerals Technologies, Inc.	148	10,083
Monsanto Co.	1,885	200,922
Mosaic Co. (The)	1,688	79,083
NewMarket Corp.(a)	57	25,302
Olin Corp.(a)	485	13,071
OMNOVA Solutions, Inc.*(a)	546	4,090
PolyOne Corp.(a)	331	12,965
PPG Industries, Inc.	934	107,148
Praxair, Inc.(a)	1,206	144,177
Quaker Chemical Corp.	76	6,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Rayonier Advanced Materials, Inc.(a)	467	$7,593
RPM International, Inc.(a)	553	27,080
Scotts Miracle-Gro Co. (The) Class A(a)	204	12,079
Sensient Technologies Corp.(a)	212	14,488
Sherwin-Williams Co. (The)(a)	272	74,805
Sigma-Aldrich Corp.	324	45,149
Stepan Co.	156	8,441
Valspar Corp. (The)(a)	330	27,001
W.R. Grace & Co.*(a)	319	31,996
Westlake Chemical Corp.	916	62,828

Total Chemicals		2,315,609

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	235	7,724
ACCO Brands Corp.*	1,252	9,728
ADT Corp. (The)(a)	897	30,112
Brink’s Co. (The)(a)	284	8,358
Cintas Corp.(a)	393	33,244
Civeo Corp.(a)	1,278	3,923
Clean Harbors, Inc.*(a)	157	8,437
Copart, Inc.*	464	16,463
Covanta Holding Corp.(a)	251	5,319
Deluxe Corp.(a)	360	22,320
Ennis, Inc.	316	5,874
Essendant, Inc.(a)	257	10,087
Herman Miller, Inc.(a)	239	6,914
HNI Corp.(a)	159	8,133
KAR Auction Services, Inc.	232	8,677
Knoll, Inc.	316	7,909
Matthews International Corp. Class A	127	6,749
McGrath RentCorp	83	2,526
Mobile Mini, Inc.(a)	153	6,432
MSA Safety, Inc.	175	8,489
Pitney Bowes, Inc.(a)	1,254	26,096
R.R. Donnelley & Sons Co.	818	14,258
Republic Services, Inc.(a)	1,580	61,889
Rollins, Inc.(a)	435	12,411
Steelcase, Inc. Class A	382	7,224
Stericycle, Inc.*(a)	177	23,702
Tetra Tech, Inc.	303	7,769
UniFirst Corp.(a)	136	15,212
Waste Connections, Inc.(a)	340	16,021
Waste Management, Inc.(a)	855	39,629
West Corp.	452	13,605

Total Commercial Services & Supplies		455,234

Communications Equipment - 1.5%
ADTRAN, Inc.(a)	369	5,996
Arista Networks, Inc.*	69	5,640
ARRIS Group, Inc.*(a)	318	9,731
Black Box Corp.	128	2,560
Brocade Communications Systems, Inc.	1,762	20,933
Cisco Systems, Inc.	23,271	639,022
CommScope Holding Co., Inc.*	593	18,092
Comtech Telecommunications Corp.	124	3,602
EchoStar Corp. Class A*	90	4,381
F5 Networks, Inc.*(a)	205	24,672
Finisar Corp.*(a)	416	7,434
Harris Corp.	758	58,298
InterDigital, Inc.(a)	136	7,737
Juniper Networks, Inc.	1,040	27,009
Motorola Solutions, Inc.(a)	875	50,172
NETGEAR, Inc.*(a)	131	3,933
Plantronics, Inc.	188	10,586
QUALCOMM, Inc.	8,135	509,495
Ubiquiti Networks, Inc.(a)	474	15,128

Total Communications Equipment		1,424,421

Construction & Engineering - 0.2%
AECOM*(a)	852	28,184
Aegion Corp.*	366	6,932
Comfort Systems USA, Inc.	337	7,734
EMCOR Group, Inc.	265	12,659
Fluor Corp.(a)	850	45,059
Jacobs Engineering Group, Inc.*(a)	578	23,478
MasTec, Inc.*(a)	649	12,896
Primoris Services Corp.(a)	237	4,693
Quanta Services, Inc.*	942	27,148
Tutor Perini Corp.*(a)	523	11,286

Total Construction & Engineering		180,069

Construction Materials - 0.0%
Eagle Materials, Inc.(a)	140	10,686
Martin Marietta Materials, Inc.(a)	58	8,208

Total Construction Materials		18,894

Consumer Finance - 1.3%
Ally Financial, Inc.*	517	11,596
American Express Co.	4,840	376,165
Capital One Financial Corp.(a)	4,353	382,933
Cash America International, Inc.(a)	612	16,028
Credit Acceptance Corp.*(a)	155	38,158
Discover Financial Services	3,321	191,356
Encore Capital Group, Inc.*(a)	328	14,019
EZCORP, Inc. Class A*(a)	939	6,977
First Cash Financial Services, Inc.*	109	4,969
Green Dot Corp. Class A*(a)	364	6,960
Navient Corp.	4,420	80,488
Nelnet, Inc. Class A	589	25,510
PRA Group, Inc.*(a)	212	13,210
Regional Management Corp.*(a)	360	6,430
Santander Consumer USA Holdings, Inc.*(a)	3,004	76,812
SLM Corp.*(a)	1,199	11,834
Springleaf Holdings, Inc.*	135	6,198
World Acceptance Corp.*(a)	106	6,520

Total Consumer Finance		1,276,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Containers & Packaging - 0.4%
AptarGroup, Inc.(a)	232	$14,795
Avery Dennison Corp.(a)	387	23,584
Ball Corp.	673	47,211
Bemis Co., Inc.(a)	431	19,399
Crown Holdings, Inc.*(a)	804	42,540
Graphic Packaging Holding Co.	1,155	16,089
Greif, Inc. Class A(a)	284	10,181
MeadWestvaco Corp.	636	30,013
Owens-Illinois, Inc.*(a)	1,073	24,615
Packaging Corp. of America(a)	616	38,494
Rock-Tenn Co. Class A(a)	618	37,203
Sealed Air Corp.(a)	310	15,928
Silgan Holdings, Inc.	282	14,878
Sonoco Products Co.(a)	465	19,930

Total Containers & Packaging		354,860

Distributors - 0.1%
Core-Mark Holding Co., Inc.(a)	160	9,480
Genuine Parts Co.(a)	600	53,718
LKQ Corp.*(a)	950	28,733
Pool Corp.(a)	164	11,509
VOXX International Corp.*(a)	361	2,989

Total Distributors		106,429

Diversified Consumer Services - 0.1%
Apollo Education Group, Inc.*	726	9,351
Bridgepoint Education, Inc.*(a)	746	7,132
Capella Education Co.(a)	103	5,528
DeVry Education Group, Inc.(a)	449	13,461
Graham Holdings Co. Class B	12	12,900
Grand Canyon Education, Inc.*(a)	280	11,872
H&R Block, Inc.(a)	1,302	38,604
Service Corp. International(a)	260	7,652
Sotheby’s(a)	241	10,903
Strayer Education, Inc.*(a)	160	6,896
Weight Watchers International, Inc.*(a)	554	2,687

Total Diversified Consumer Services		126,986

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B*(a)	10,090	1,373,350
CBOE Holdings, Inc.(a)	269	15,392
CME Group, Inc.(a)	994	92,502
Intercontinental Exchange, Inc.	203	45,393
Leucadia National Corp.(a)	1,491	36,201
MarketAxess Holdings, Inc.(a)	110	10,205
McGraw Hill Financial, Inc.	876	87,994
Moody’s Corp.	837	90,363
MSCI, Inc.	419	25,789
NASDAQ OMX Group, Inc. (The)(a)	801	39,097
Voya Financial, Inc.	3,004	139,596

Total Diversified Financial Services		1,955,882

Diversified Telecommunication Services - 2.2%
AT&T, Inc.(a)	29,872	1,061,053
Atlantic Tele-Network, Inc.(a)	101	6,977
CenturyLink, Inc.(a)	1,658	48,712
Frontier Communications Corp.(a)	1,762	8,722
Iridium Communications, Inc.*(a)	1,016	9,235
Level 3 Communications, Inc.*(a)	470	24,755
Verizon Communications, Inc.	21,019	979,696
Windstream Holdings, Inc.(a)	187	1,193

Total Diversified Telecommunication Services		2,140,343

Electric Utilities - 1.5%
ALLETE, Inc.(a)	179	8,304
American Electric Power Co., Inc.	1,792	94,922
Cleco Corp.	344	18,524
Duke Energy Corp.(a)	3,029	213,908
Edison International	1,829	101,656
El Paso Electric Co.(a)	209	7,244
Empire District Electric Co. (The)	269	5,864
Entergy Corp.(a)	897	63,239
Eversource Energy(a)	1,631	74,064
Exelon Corp.(a)	4,957	155,749
FirstEnergy Corp.(a)	736	23,957
Great Plains Energy, Inc.(a)	780	18,845
Hawaiian Electric Industries, Inc.	333	9,900
IDACORP, Inc.(a)	207	11,621
ITC Holdings Corp.(a)	507	16,315
MGE Energy, Inc.(a)	192	7,436
NextEra Energy, Inc.	1,507	147,731
OGE Energy Corp.(a)	892	25,484
Pepco Holdings, Inc.	829	22,333
Pinnacle West Capital Corp.	563	32,029
PNM Resources, Inc.	355	8,733
Portland General Electric Co.(a)	419	13,894
PPL Corp.	2,167	63,861
Southern Co. (The)(a)	3,642	152,600
UIL Holdings Corp.(a)	191	8,752
Westar Energy, Inc.(a)	694	23,749
Xcel Energy, Inc.(a)	2,532	81,480

Total Electric Utilities		1,412,194

Electrical Equipment - 0.5%
Acuity Brands, Inc.	134	24,117
AMETEK, Inc.(a)	846	46,344
AZZ, Inc.	102	5,284
Babcock & Wilcox Co. (The)	683	22,402
Emerson Electric Co.(a)	3,857	213,794
EnerSys(a)	268	18,838
Franklin Electric Co., Inc.(a)	162	5,237
Generac Holdings, Inc.*(a)	399	15,860
Global Power Equipment Group, Inc.(a)	156	1,211
Hubbell, Inc. Class B	254	27,503
Polypore International, Inc.*(a)	106	6,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Powell Industries, Inc.(a)	83	$2,919
Regal Beloit Corp.(a)	212	15,389
Rockwell Automation, Inc.(a)	683	85,129

Total Electrical Equipment		490,374

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	1,148	66,549
Anixter International, Inc.*	178	11,597
Arrow Electronics, Inc.*(a)	765	42,687
Avnet, Inc.	946	38,890
AVX Corp.(a)	923	12,424
Belden, Inc.(a)	176	14,296
Benchmark Electronics, Inc.*	546	11,892
CDW Corp.	471	16,146
Cognex Corp.(a)	229	11,015
Coherent, Inc.*	100	6,348
Corning, Inc.	6,049	119,347
Dolby Laboratories, Inc. Class A(a)	591	23,451
FEI Co.(a)	135	11,195
FLIR Systems, Inc.	598	18,430
II-VI, Inc.*(a)	621	11,787
Ingram Micro, Inc. Class A*	1,027	25,706
Insight Enterprises, Inc.*	537	16,062
IPG Photonics Corp.*(a)	188	16,013
Jabil Circuit, Inc.(a)	560	11,922
Littelfuse, Inc.	136	12,905
Methode Electronics, Inc.	253	6,945
MTS Systems Corp.(a)	153	10,549
National Instruments Corp.(a)	284	8,367
OSI Systems, Inc.*	57	4,035
PC Connection, Inc.(a)	417	10,317
Plexus Corp.*(a)	316	13,866
Rofin-Sinar Technologies, Inc.*(a)	208	5,741
Rogers Corp.*(a)	103	6,812
Sanmina Corp.*(a)	493	9,939
ScanSource, Inc.*	231	8,792
SYNNEX Corp.(a)	259	18,956
Tech Data Corp.*(a)	286	16,462
Trimble Navigation Ltd.*(a)	632	14,827
Universal Display Corp.*	286	14,795
Vishay Intertechnology, Inc.(a)	1,196	13,969
Zebra Technologies Corp. Class A*(a)	227	25,208

Total Electronic Equipment, Instruments & Components		688,242

Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.(a)	1,054	27,868
Baker Hughes, Inc.	2,059	127,040
Bristow Group, Inc.(a)	187	9,967
C&J Energy Services Ltd.*(a)	795	10,494
Cameron International Corp.*	1,452	76,041
CARBO Ceramics, Inc.(a)	213	8,867
Diamond Offshore Drilling, Inc.(a)	869	22,429
Dresser-Rand Group, Inc.*(a)	162	13,799
Dril-Quip, Inc.*(a)	256	19,264
Era Group, Inc.*(a)	173	3,543
FMC Technologies, Inc.*(a)	1,223	50,742
Forum Energy Technologies, Inc.*	438	8,883
Gulfmark Offshore, Inc. Class A(a)	330	3,828
Halliburton Co.	6,809	293,264
Helix Energy Solutions Group, Inc.*(a)	654	8,260
Helmerich & Payne, Inc.(a)	827	58,237
Hornbeck Offshore Services, Inc.*(a)	397	8,150
National Oilwell Varco, Inc.(a)	3,209	154,931
Newpark Resources, Inc.*(a)	965	7,846
Oceaneering International, Inc.(a)	509	23,714
Oil States International, Inc.*	339	12,621
Patterson-UTI Energy, Inc.(a)	866	16,294
RPC, Inc.(a)	1,571	21,727
Tidewater, Inc.(a)	584	13,274
U.S. Silica Holdings, Inc.(a)	400	11,744
Unit Corp.*(a)	376	10,197

Total Energy Equipment & Services		1,023,024

Food & Staples Retailing - 2.3%
Andersons, Inc. (The)(a)	186	7,254
Casey’s General Stores, Inc.(a)	137	13,116
Costco Wholesale Corp.(a)	1,206	162,882
CVS Health Corp.	4,207	441,230
Fresh Market, Inc. (The)*(a)	71	2,282
Ingles Markets, Inc. Class A(a)	229	10,939
Kroger Co. (The)(a)	2,065	149,733
PriceSmart, Inc.(a)	98	8,942
Rite Aid Corp.*(a)	3,741	31,237
SpartanNash Co.(a)	99	3,222
Sprouts Farmers Market, Inc.*(a)	205	5,531
SUPERVALU, Inc.*(a)	1,327	10,736
Sysco Corp.	1,963	70,864
United Natural Foods, Inc.*(a)	180	11,463
Wal-Mart Stores, Inc.	15,267	1,082,888
Walgreens Boots Alliance, Inc.	2,137	180,448
Weis Markets, Inc.(a)	102	4,299
Whole Foods Market, Inc.(a)	892	35,181

Total Food & Staples Retailing		2,232,247

Food Products - 1.6%
Archer-Daniels-Midland Co.	3,032	146,203
B&G Foods, Inc.(a)	135	3,852
Cal-Maine Foods, Inc.(a)	304	15,869
Campbell Soup Co.(a)	1,388	66,138
ConAgra Foods, Inc.(a)	1,700	74,324
Darling Ingredients, Inc.*	605	8,869
Flowers Foods, Inc.(a)	630	13,325
General Mills, Inc.(a)	2,565	142,922
Hain Celestial Group, Inc. (The)*(a)	170	11,196
Hershey Co. (The)(a)	717	63,691
Hormel Foods Corp.(a)	1,009	56,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Ingredion, Inc.(a)	435	$34,717
J&J Snack Foods Corp.	55	6,087
J.M. Smucker Co. (The)(a)	484	52,470
Kellogg Co.	1,372	86,024
Keurig Green Mountain, Inc.(a)	378	28,966
Kraft Foods Group, Inc.	3,287	279,855
Lancaster Colony Corp.	134	12,174
Landec Corp.*	362	5,224
McCormick & Co., Inc. Non-Voting Shares(a)	420	33,999
Mead Johnson Nutrition Co.(a)	575	51,877
Mondelez International, Inc. Class A	4,290	176,491
Pilgrim’s Pride Corp.(a)	1,945	44,677
Pinnacle Foods, Inc.	594	27,051
Sanderson Farms, Inc.(a)	124	9,320
Seaboard Corp.*	6	21,594
Seneca Foods Corp. Class A*(a)	111	3,082
Snyder’s-Lance, Inc.(a)	181	5,841
Tootsie Roll Industries, Inc.(a)	155	5,008
TreeHouse Foods, Inc.*(a)	109	8,832
Tyson Foods, Inc. Class A(a)	1,707	72,769
WhiteWave Foods Co. (The)*(a)	239	11,682

Total Food Products		1,581,006

Gas Utilities - 0.2%
AGL Resources, Inc.	693	32,266
Atmos Energy Corp.	436	22,358
Laclede Group, Inc. (The)(a)	102	5,310
National Fuel Gas Co.(a)	379	22,319
New Jersey Resources Corp.	270	7,439
Northwest Natural Gas Co.(a)	110	4,640
ONE Gas, Inc.(a)	188	8,001
Piedmont Natural Gas Co., Inc.(a)	255	9,004
Questar Corp.(a)	723	15,118
South Jersey Industries, Inc.	304	7,518
Southwest Gas Corp.(a)	201	10,695
UGI Corp.	674	23,219
WGL Holdings, Inc.(a)	213	11,564

Total Gas Utilities		179,451

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	3,326	163,240
Align Technology, Inc.*(a)	170	10,661
Baxter International, Inc.(a)	2,120	148,252
Becton, Dickinson and Co.(a)	754	106,804
Boston Scientific Corp.*	2,880	50,976
C.R. Bard, Inc.(a)	246	41,992
CONMED Corp.(a)	156	9,090
Cooper Cos., Inc. (The)(a)	148	26,340
Cyberonics, Inc.*	111	6,600
DENTSPLY International, Inc.(a)	520	26,806
Edwards Lifesciences Corp.*	247	35,180
Globus Medical, Inc. Class A*(a)	266	6,828
Greatbatch, Inc.*	130	7,010
Haemonetics Corp.*(a)	152	6,287
Hill-Rom Holdings, Inc.	235	12,768
IDEXX Laboratories, Inc.*(a)	268	17,189
Intuitive Surgical, Inc.*(a)	77	37,306
Masimo Corp.*	203	7,864
ResMed, Inc.(a)	542	30,553
Sirona Dental Systems, Inc.*(a)	137	13,758
St. Jude Medical, Inc.	1,124	82,131
STERIS Corp.(a)	223	14,370
Stryker Corp.(a)	569	54,379
Teleflex, Inc.(a)	136	18,421
Thoratec Corp.*	109	4,858
Varian Medical Systems, Inc.*(a)	383	32,298
West Pharmaceutical Services, Inc.(a)	254	14,752
Zimmer Biomet Holdings, Inc.	569	62,152

Total Health Care Equipment & Supplies		1,048,865

Health Care Providers & Services - 2.7%
Aetna, Inc.	1,873	238,733
Air Methods Corp.*(a)	147	6,077
AmerisourceBergen Corp.	239	25,415
Amsurg Corp.*	176	12,311
Anthem, Inc.	1,481	243,091
Cardinal Health, Inc.(a)	1,111	92,935
Centene Corp.*(a)	331	26,612
Chemed Corp.(a)	128	16,781
Cigna Corp.	1,515	245,430
Community Health Systems, Inc.*(a)	177	11,146
DaVita HealthCare Partners, Inc.*(a)	785	62,384
Ensign Group, Inc. (The)(a)	176	8,987
Envision Healthcare Holdings, Inc.*	250	9,870
Express Scripts Holding Co.*(a)	1,922	170,943
Five Star Quality Care, Inc.*(a)	1,778	8,534
Hanger, Inc.*(a)	160	3,750
HCA Holdings, Inc.*	1,949	176,813
Health Net, Inc.*	225	14,427
HealthSouth Corp.(a)	235	10,824
Henry Schein, Inc.*(a)	296	42,068
Humana, Inc.(a)	555	106,160
Laboratory Corp. of America Holdings*	389	47,155
Landauer, Inc.(a)	28	998
LifePoint Health, Inc.*	204	17,738
Magellan Health, Inc.*	161	11,281
McKesson Corp.	617	138,708
MEDNAX, Inc.*(a)	377	27,939
National Healthcare Corp.(a)	52	3,380
Omnicare, Inc.(a)	340	32,045
Owens & Minor, Inc.(a)	237	8,058
Patterson Cos., Inc.(a)	421	20,482
Quest Diagnostics, Inc.	702	50,909
Select Medical Holdings Corp.(a)	891	14,434
Team Health Holdings, Inc.*	183	11,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Triple-S Management Corp. Class B*	230	$5,902
UnitedHealth Group, Inc.	4,455	543,510
Universal Health Services, Inc. Class B(a)	394	55,987
VCA, Inc.*(a)	310	16,866
WellCare Health Plans, Inc.*(a)	181	15,354

Total Health Care Providers & Services		2,555,992

Health Care Technology - 0.1%
Cerner Corp.*(a)	641	44,268
Medidata Solutions, Inc.*(a)	160	8,691

Total Health Care Technology		52,959

Hotels, Restaurants & Leisure - 1.6%
Aramark(a)	216	6,690
Bloomin’ Brands, Inc.	662	14,134
Bob Evans Farms, Inc.(a)	187	9,546
Bravo Brio Restaurant Group, Inc.*(a)	862	11,680
Brinker International, Inc.(a)	286	16,488
Buffalo Wild Wings, Inc.*(a)	50	7,834
Cheesecake Factory, Inc. (The)(a)	133	7,253
Chipotle Mexican Grill, Inc.*(a)	58	35,089
Choice Hotels International, Inc.(a)	209	11,338
Churchill Downs, Inc.	59	7,378
Cracker Barrel Old Country Store, Inc.(a)	73	10,889
Darden Restaurants, Inc.(a)	170	12,084
DineEquity, Inc.	77	7,630
Domino’s Pizza, Inc.(a)	165	18,711
Dunkin’ Brands Group, Inc.(a)	183	10,065
Hilton Worldwide Holdings, Inc.*	1,706	47,000
Hyatt Hotels Corp. Class A*(a)	227	12,869
International Speedway Corp. Class A(a)	231	8,471
Interval Leisure Group, Inc.(a)	365	8,340
Jack in the Box, Inc.	161	14,194
Krispy Kreme Doughnuts, Inc.*(a)	539	10,381
Las Vegas Sands Corp.(a)	3,918	205,969
Marriott International, Inc. Class A(a)	903	67,174
McDonald’s Corp.	4,511	428,861
MGM Resorts International*(a)	681	12,428
Panera Bread Co. Class A*(a)	77	13,457
Papa John’s International, Inc.(a)	74	5,595
SeaWorld Entertainment, Inc.(a)	329	6,067
Six Flags Entertainment Corp.(a)	303	13,590
Sonic Corp.	307	8,842
Speedway Motorsports, Inc.(a)	130	2,945
Starbucks Corp.(a)	3,888	208,455
Starwood Hotels & Resorts Worldwide, Inc.	616	49,951
Texas Roadhouse, Inc.(a)	228	8,534
Vail Resorts, Inc.(a)	46	5,023
Wyndham Worldwide Corp.(a)	543	44,477
Wynn Resorts Ltd.(a)	443	43,711
Yum! Brands, Inc.	1,677	151,064

Total Hotels, Restaurants & Leisure		1,564,207

Household Durables - 0.6%
D.R. Horton, Inc.(a)	1,756	48,044
Ethan Allen Interiors, Inc.(a)	156	4,109
Harman International Industries, Inc.	199	23,669
iRobot Corp.*	154	4,910
Jarden Corp.*(a)	428	22,149
KB Home(a)	509	8,449
La-Z-Boy, Inc.	254	6,690
Leggett & Platt, Inc.(a)	343	16,697
Lennar Corp. Class A(a)	964	49,203
M/I Homes, Inc.*(a)	522	12,878
MDC Holdings, Inc.(a)	194	5,814
Meritage Homes Corp.*(a)	324	15,257
Mohawk Industries, Inc.*(a)	277	52,879
NACCO Industries, Inc. Class A(a)	76	4,618
Newell Rubbermaid, Inc.(a)	1,079	44,358
NVR, Inc.*(a)	20	26,800
PulteGroup, Inc.(a)	1,850	37,278
Ryland Group, Inc. (The)(a)	520	24,112
Standard Pacific Corp.*(a)	3,004	26,766
Taylor Morrison Home Corp. Class A*	944	19,220
Tempur Sealy International, Inc.*(a)	158	10,412
Toll Brothers, Inc.*(a)	1,015	38,763
Tupperware Brands Corp.(a)	283	18,265
WCI Communities, Inc.*	637	15,536
Whirlpool Corp.(a)	346	59,875
William Lyon Homes Class A*(a)	839	21,537

Total Household Durables		618,288

Household Products - 1.3%
Church & Dwight Co., Inc.	414	33,588
Clorox Co. (The)(a)	429	44,624
Colgate-Palmolive Co.(a)	2,598	169,935
Energizer Holdings, Inc.(a)	238	31,309
Kimberly-Clark Corp.	1,597	169,234
Procter & Gamble Co. (The)	9,945	778,097
Spectrum Brands Holdings, Inc.(a)	125	12,749
WD-40 Co.(a)	71	6,188

Total Household Products		1,245,724

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.(a)	3,882	51,475
Talen Energy Corp.*(a)	269	4,616

Total Independent Power and Renewable Electricity Producers		56,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Industrial Conglomerates - 2.3%
3M Co.(a)	2,633	$406,272
Carlisle Cos., Inc.	285	28,534
Danaher Corp.	2,511	214,917
General Electric Co.(a)	57,530	1,528,572
Raven Industries, Inc.(a)	102	2,074
Roper Technologies, Inc.(a)	353	60,878

Total Industrial Conglomerates		2,241,247

Insurance - 3.9%
Aflac, Inc.	4,103	255,207
Alleghany Corp.*	101	47,345
Allstate Corp. (The)(a)	3,007	195,064
Ambac Financial Group, Inc.*(a)	234	3,894
American Equity Investment Life Holding Co.	577	15,567
American Financial Group, Inc.(a)	511	33,235
American International Group, Inc.	10,334	638,848
American National Insurance Co.	159	16,269
AMERISAFE, Inc.	183	8,612
AmTrust Financial Services, Inc.(a)	544	35,637
Arthur J. Gallagher & Co.(a)	449	21,238
Assurant, Inc.	599	40,133
Brown & Brown, Inc.(a)	561	18,434
Chubb Corp. (The)(a)	1,450	137,953
Cincinnati Financial Corp.(a)	860	43,155
CNA Financial Corp.(a)	1,862	71,147
CNO Financial Group, Inc.(a)	1,582	29,030
Employers Holdings, Inc.	375	8,543
FBL Financial Group, Inc. Class A(a)	284	16,392
Fidelity & Guaranty Life	542	12,807
First American Financial Corp.(a)	681	25,340
Genworth Financial, Inc. Class A*(a)	2,802	21,211
Hanover Insurance Group, Inc. (The)(a)	259	19,174
Hartford Financial Services Group, Inc. (The)	2,689	111,782
HCC Insurance Holdings, Inc.	601	46,181
Horace Mann Educators Corp.(a)	459	16,698
Infinity Property & Casualty Corp.	100	7,584
Kemper Corp.(a)	213	8,211
Lincoln National Corp.	2,053	121,579
Loews Corp.	1,830	70,473
Markel Corp.*	30	24,020
Marsh & McLennan Cos., Inc.	2,102	119,183
MBIA, Inc.*(a)	5,551	33,362
Mercury General Corp.(a)	208	11,575
MetLife, Inc.(a)	8,402	470,428
National Western Life Insurance Co. Class A	33	7,903
Navigators Group, Inc. (The)*	59	4,576
Old Republic International Corp.	1,517	23,711
Primerica, Inc.(a)	447	20,423
Principal Financial Group, Inc.	1,650	84,629
ProAssurance Corp.	385	17,791
Progressive Corp. (The)(a)	2,965	82,516
Prudential Financial, Inc.(a)	1,573	137,669
Reinsurance Group of America, Inc.(a)	508	48,194
RLI Corp.(a)	291	14,954
Safety Insurance Group, Inc.	124	7,156
Selective Insurance Group, Inc.(a)	313	8,780
StanCorp Financial Group, Inc.(a)	344	26,010
State Auto Financial Corp.	333	7,975
Stewart Information Services Corp.(a)	251	9,990
Symetra Financial Corp.	923	22,309
Torchmark Corp.(a)	800	46,576
Travelers Cos., Inc. (The)	2,872	277,608
United Fire Group, Inc.(a)	185	6,061
Universal Insurance Holdings, Inc.(a)	371	8,978
Unum Group	2,183	78,042
W.R. Berkley Corp.(a)	719	37,338

Total Insurance		3,734,500

Internet & Catalog Retail - 0.4%
Expedia, Inc.(a)	419	45,818
HSN, Inc.	128	8,984
Liberty Interactive Corp., QVC Group Class A*	1,373	38,101
Netflix, Inc.*(a)	52	34,161
PetMed Express, Inc.(a)	728	12,572
Priceline Group, Inc. (The)*(a)	173	199,187
TripAdvisor, Inc.*	228	19,868

Total Internet & Catalog Retail		358,691

Internet Software & Services - 1.7%
Akamai Technologies, Inc.*(a)	425	29,673
Blucora, Inc.*(a)	487	7,865
Facebook, Inc. Class A*	2,903	248,976
Google, Inc. Class A*	2,136	1,153,525
IAC/InterActiveCorp	347	27,642
j2 Global, Inc.(a)	291	19,771
Liquidity Services, Inc.*(a)	95	915
Rackspace Hosting, Inc.*	185	6,880
Stamps.com, Inc.*	129	9,491
VeriSign, Inc.*(a)	792	48,882
Yahoo!, Inc.*	1,599	62,825

Total Internet Software & Services		1,616,445

IT Services - 3.6%
Alliance Data Systems Corp.*(a)	186	54,301
Automatic Data Processing, Inc.	1,523	122,190
Booz Allen Hamilton Holding Corp.	845	21,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Broadridge Financial Solutions, Inc.	517	$25,855
CACI International, Inc. Class A*	202	16,340
Cardtronics, Inc.*(a)	155	5,743
Cognizant Technology Solutions Corp. Class A*	2,221	135,681
Computer Sciences Corp.	944	61,964
Convergys Corp.(a)	462	11,776
CoreLogic, Inc.*(a)	337	13,376
CSG Systems International, Inc.(a)	259	8,200
DST Systems, Inc.	258	32,503
EPAM Systems, Inc.*	189	13,463
Euronet Worldwide, Inc.*(a)	126	7,774
Fidelity National Information Services, Inc.	772	47,710
Fiserv, Inc.*(a)	829	68,666
FleetCor Technologies, Inc.*	206	32,148
Gartner, Inc.*(a)	237	20,330
Global Payments, Inc.	291	30,104
Heartland Payment Systems, Inc.(a)	154	8,324
Higher One Holdings, Inc.*(a)	1,095	3,274
iGATE Corp.*	306	14,593
International Business Machines Corp.	8,964	1,458,084
Jack Henry & Associates, Inc.	333	21,545
ManTech International Corp. Class A	241	6,989
MasterCard, Inc. Class A	3,383	316,243
MAXIMUS, Inc.(a)	191	12,554
MoneyGram International, Inc.*	602	5,532
NeuStar, Inc. Class A*(a)	535	15,627
Paychex, Inc.(a)	987	46,271
Science Applications International Corp.	236	12,473
Sykes Enterprises, Inc.*	409	9,918
Syntel, Inc.*(a)	420	19,942
TeleTech Holdings, Inc.(a)	447	12,105
Teradata Corp.*(a)	647	23,939
Total System Services, Inc.	682	28,487
Unisys Corp.*(a)	562	11,234
Vantiv, Inc. Class A*	148	5,652
Visa, Inc. Class A(a)	7,284	489,121
Western Union Co. (The)(a)	3,886	79,002
WEX, Inc.*(a)	124	14,132
Xerox Corp.(a)	7,125	75,810

Total IT Services		3,420,303

Leisure Products - 0.3%
Brunswick Corp.(a)	1,191	60,574
Hasbro, Inc.(a)	600	44,874
LeapFrog Enterprises, Inc.*(a)	1,833	2,566
Mattel, Inc.(a)	1,909	49,042
Polaris Industries, Inc.(a)	231	34,213
Smith & Wesson Holding Corp.*(a)	857	14,218
Sturm Ruger & Co., Inc.(a)	264	15,167
Vista Outdoor, Inc.*(a)	610	27,389

Total Leisure Products		248,043

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.(a)	1,040	40,123
Bio-Rad Laboratories, Inc. Class A*	109	16,417
Bio-Techne Corp.	127	12,506
Bruker Corp.*(a)	469	9,572
Charles River Laboratories International, Inc.*(a)	158	11,114
Illumina, Inc.*(a)	133	29,042
Mettler-Toledo International, Inc.*(a)	81	27,658
PAREXEL International Corp.*	204	13,119
PerkinElmer, Inc.(a)	281	14,792
Quintiles Transnational Holdings, Inc.*	517	37,539
Thermo Fisher Scientific, Inc.	731	94,855
Waters Corp.*(a)	356	45,703

Total Life Sciences Tools & Services		352,440

Machinery - 2.2%
Actuant Corp. Class A	546	12,607
AGCO Corp.(a)	959	54,452
Allison Transmission Holdings, Inc.	481	14,074
American Railcar Industries, Inc.(a)	97	4,718
Astec Industries, Inc.	135	5,646
Barnes Group, Inc.	259	10,098
Blount International, Inc.*	394	4,302
Briggs & Stratton Corp.(a)	558	10,747
Caterpillar, Inc.(a)	3,791	321,553
Chart Industries, Inc.*(a)	182	6,506
CLARCOR, Inc.(a)	180	11,203
Colfax Corp.*(a)	577	26,629
Crane Co.	280	16,444
Cummins, Inc.(a)	887	116,366
Deere & Co.(a)	3,015	292,606
Donaldson Co., Inc.(a)	520	18,616
Dover Corp.(a)	953	66,882
EnPro Industries, Inc.(a)	134	7,667
ESCO Technologies, Inc.(a)	239	8,941
Federal Signal Corp.	345	5,144
Flowserve Corp.(a)	695	36,599
Graco, Inc.(a)	233	16,550
Greenbrier Cos., Inc. (The)(a)	188	8,808
Hillenbrand, Inc.	358	10,991
IDEX Corp.(a)	309	24,281
Illinois Tool Works, Inc.(a)	1,676	153,840
ITT Corp.	320	13,389
John Bean Technologies Corp.	153	5,751
Joy Global, Inc.(a)	685	24,797
Kennametal, Inc.(a)	460	15,695
Lincoln Electric Holdings, Inc.(a)	373	22,712
Lindsay Corp.(a)	46	4,044
Manitowoc Co., Inc. (The)(a)	664	13,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Meritor, Inc.*(a)	724	$9,499
Middleby Corp. (The)*	213	23,905
Mueller Industries, Inc.	345	11,978
Nordson Corp.(a)	261	20,329
Oshkosh Corp.(a)	555	23,521
PACCAR, Inc.(a)	1,637	104,457
Pall Corp.	360	44,802
Parker-Hannifin Corp.(a)	679	78,988
RBC Bearings, Inc.*(a)	87	6,243
Rexnord Corp.*(a)	194	4,639
Snap-on, Inc.	288	45,864
SPX Corp.	182	13,175
Standex International Corp.(a)	72	5,755
Stanley Black & Decker, Inc.	574	60,408
Terex Corp.(a)	877	20,390
Timken Co. (The)	522	19,090
Toro Co. (The)	262	17,758
TriMas Corp.*(a)	182	5,387
Trinity Industries, Inc.(a)	1,508	39,856
Valmont Industries, Inc.(a)	124	14,740
Wabash National Corp.*(a)	731	9,167
WABCO Holdings, Inc.*(a)	533	65,943
Wabtec Corp.(a)	295	27,801
Watts Water Technologies, Inc. Class A	182	9,437
Woodward, Inc.	227	12,483
Xylem, Inc.(a)	649	24,058

Total Machinery		2,085,345

Marine - 0.0%
Kirby Corp.*(a)	233	17,862
Matson, Inc.	82	3,447

Total Marine		21,309

Media - 3.7%
AMC Entertainment Holdings, Inc. Class A	1,084	33,257
AMC Networks, Inc. Class A*(a)	238	19,480
Cablevision Systems Corp. Class A(a)	522	12,497
CBS Corp. Class B Non-Voting Shares	2,188	121,434
Cinemark Holdings, Inc.	445	17,876
Comcast Corp. Class A	10,329	621,186
Crown Media Holdings, Inc. Class A*	3,171	14,333
DIRECTV*	2,742	254,430
Discovery Communications, Inc. Class A*(a)	1,945	64,691
DISH Network Corp. Class A*(a)	924	62,564
Entercom Communications Corp. Class A*(a)	707	8,074
Entravision Communications Corp. Class A(a)	2,234	18,386
Gannett Co., Inc.(a)	579	8,100
Harte-Hanks, Inc.(a)	1,013	6,037
Interpublic Group of Cos., Inc. (The)(a)	1,723	33,202
John Wiley & Sons, Inc. Class A(a)	346	18,812
Liberty Media Corp. Class A*(a)	1,514	54,565
Loral Space & Communications, Inc.*	100	6,312
Madison Square Garden Co. (The) Class A*(a)	168	14,026
Meredith Corp.(a)	285	14,863
Morningstar, Inc.	106	8,432
National CineMedia, Inc.	399	6,368
New York Times Co. (The) Class A(a)	446	6,088
News Corp. Class A*(a)	1,728	25,211
Nexstar Broadcasting Group, Inc. Class A	195	10,920
Omnicom Group, Inc.(a)	1,139	79,149
Regal Entertainment Group Class A(a)	411	8,594
Scholastic Corp.(a)	238	10,503
Scripps Networks Interactive, Inc. Class A(a)	620	40,529
Sinclair Broadcast Group, Inc. Class A	410	11,443
Sirius XM Holdings, Inc.*(a)	8,934	33,324
Starz Class A*(a)	789	35,284
TEGNA, Inc.	1,158	37,137
Time Warner Cable, Inc.	1,145	204,005
Time Warner, Inc.	3,833	335,043
Time, Inc.(a)	371	8,537
Twenty-First Century Fox, Inc. Class A(a)	9,022	293,621
Viacom, Inc. Class B	2,725	176,144
Walt Disney Co. (The)(a)	6,706	765,423

Total Media		3,499,880

Metals & Mining - 0.4%
Carpenter Technology Corp.(a)	233	9,012
Commercial Metals Co.(a)	825	13,266
Compass Minerals International, Inc.(a)	123	10,103
Freeport-McMoRan, Inc.(a)	8,125	151,287
Gold Resource Corp.(a)	1,484	4,096
Haynes International, Inc.	70	3,452
Kaiser Aluminum Corp.(a)	84	6,979
Materion Corp.	132	4,653
Nucor Corp.(a)	967	42,616
Reliance Steel & Aluminum Co.	516	31,208
Royal Gold, Inc.(a)	89	5,482
Steel Dynamics, Inc.(a)	950	19,679
SunCoke Energy, Inc.	336	4,368
TimkenSteel Corp.(a)	349	9,420
United States Steel Corp.(a)	864	17,816
Worthington Industries, Inc.	407	12,234

Total Metals & Mining		345,671

Multi-Utilities - 0.9%
Alliant Energy Corp.	445	25,685
Ameren Corp.(a)	1,157	43,596
Avista Corp.(a)	261	8,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Black Hills Corp.(a)	109	$4,758
CenterPoint Energy, Inc.(a)	1,787	34,007
CMS Energy Corp.	1,249	39,768
Consolidated Edison, Inc.(a)	1,677	97,065
Dominion Resources, Inc.(a)	205	13,708
DTE Energy Co.	834	62,250
MDU Resources Group, Inc.(a)	1,053	20,565
NiSource, Inc.(a)	1,247	56,851
NorthWestern Corp.(a)	206	10,042
PG&E Corp.	2,372	116,465
Public Service Enterprise Group, Inc.(a)	2,695	105,859
SCANA Corp.(a)	826	41,837
Sempra Energy	963	95,279
TECO Energy, Inc.(a)	986	17,413
Vectren Corp.(a)	310	11,929
WEC Energy Group, Inc.	1,474	66,289

Total Multi-Utilities		871,366

Multiline Retail - 0.6%
Big Lots, Inc.(a)	384	17,276
Dillard’s, Inc. Class A(a)	256	26,929
Dollar General Corp.	1,157	89,945
Dollar Tree, Inc.*(a)	737	58,216
Family Dollar Stores, Inc.(a)	267	21,042
Kohl’s Corp.(a)	1,155	72,314
Macy’s, Inc.(a)	2,014	135,885
Nordstrom, Inc.	806	60,047
Target Corp.	1,715	139,995

Total Multiline Retail		621,649

Oil, Gas & Consumable Fuels - 9.2%
Alon USA Energy, Inc.(a)	238	4,498
Anadarko Petroleum Corp.	1,729	134,966
Apache Corp.(a)	114	6,570
Approach Resources, Inc.*(a)	875	5,994
Bonanza Creek Energy, Inc.*(a)	434	7,920
Cabot Oil & Gas Corp.(a)	1,038	32,738
Carrizo Oil & Gas, Inc.*(a)	226	11,128
Chesapeake Energy Corp.(a)	1,845	20,609
Chevron Corp.	16,587	1,600,148
Cimarex Energy Co.	470	51,846
Cloud Peak Energy, Inc.*(a)	658	3,066
Concho Resources, Inc.*(a)	452	51,465
ConocoPhillips(a)	9,341	573,631
Continental Resources, Inc.*(a)	2,444	103,601
CVR Energy, Inc.(a)	667	25,106
Delek U.S. Holdings, Inc.	491	18,079
Denbury Resources, Inc.(a)	4,474	28,455
Devon Energy Corp.	2,255	134,150
Diamondback Energy, Inc.*	142	10,704
Energen Corp.(a)	320	21,856
EOG Resources, Inc.	2,812	246,191
EP Energy Corp. Class A*(a)	868	11,050
EQT Corp.(a)	414	33,675
Exxon Mobil Corp.	34,253	2,849,850
Green Plains, Inc.(a)	349	9,615
Gulfport Energy Corp.*	389	15,657
Hess Corp.(a)	2,271	151,884
HollyFrontier Corp.(a)	1,437	61,346
Kinder Morgan, Inc.(a)	2,372	91,061
Laredo Petroleum, Inc.*(a)	1,400	17,612
Marathon Oil Corp.	4,752	126,118
Marathon Petroleum Corp.	4,548	237,906
Matador Resources Co.*(a)	502	12,550
Murphy Oil Corp.(a)	1,328	55,205
Newfield Exploration Co.*	911	32,905
Noble Energy, Inc.(a)	1,649	70,379
Northern Oil and Gas, Inc.*(a)	1,256	8,503
Oasis Petroleum, Inc.*(a)	2,558	40,544
Occidental Petroleum Corp.(a)	5,123	398,416
ONEOK, Inc.(a)	581	22,938
PBF Energy, Inc. Class A	879	24,981
PDC Energy, Inc.*(a)	127	6,812
Phillips 66(a)	4,666	375,893
QEP Resources, Inc.	976	18,066
Range Resources Corp.(a)	291	14,370
Renewable Energy Group, Inc.*(a)	1,086	12,554
Rex Energy Corp.*(a)	874	4,886
Rice Energy, Inc.*(a)	316	6,582
Rosetta Resources, Inc.*(a)	766	17,725
Sanchez Energy Corp.*(a)	886	8,683
SM Energy Co.(a)	802	36,988
Southwestern Energy Co.*(a)	2,143	48,710
Spectra Energy Corp.(a)	2,415	78,729
Stone Energy Corp.*(a)	543	6,836
Targa Resources Corp.	104	9,279
Tesoro Corp.	726	61,282
Triangle Petroleum Corp.*(a)	2,091	10,497
Valero Energy Corp.	6,224	389,622
W&T Offshore, Inc.(a)	897	4,916
Western Refining, Inc.(a)	1,025	44,710
Whiting Petroleum Corp.*	1,012	34,003
Williams Cos., Inc. (The)	3,650	209,473
World Fuel Services Corp.(a)	360	17,262

Total Oil, Gas & Consumable Fuels		8,782,794

Paper & Forest Products - 0.2%
Boise Cascade Co.*	152	5,575
Clearwater Paper Corp.*	177	10,142
Domtar Corp.(a)	896	37,094
International Paper Co.(a)	2,394	113,931
KapStone Paper and Packaging Corp.(a)	589	13,618
Mercer International, Inc.*	652	8,919
PH Glatfelter Co.	345	7,587
Schweitzer-Mauduit International, Inc.(a)	108	4,307

Total Paper & Forest Products		201,173

Personal Products - 0.2%
Avon Products, Inc.(a)	891	5,578
Estee Lauder Cos., Inc. (The) Class A(a)	1,303	112,918
Inter Parfums, Inc.(a)	384	13,029
Medifast, Inc.*(a)	252	8,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Nu Skin Enterprises, Inc. Class A(a)	481	$22,670
Revlon, Inc. Class A*(a)	16	587
USANA Health Sciences, Inc.*(a)	102	13,939

Total Personal Products		176,866

Pharmaceuticals - 3.7%
AbbVie, Inc.(a)	4,714	316,734
Akorn, Inc.*(a)	120	5,239
Bristol-Myers Squibb Co.	3,342	222,377
Depomed, Inc.*(a)	511	10,966
Eli Lilly & Co.	3,157	263,578
Hospira, Inc.*	478	42,403
Impax Laboratories, Inc.*(a)	307	14,098
Johnson & Johnson(a)	13,205	1,286,959
Lannett Co., Inc.*(a)	136	8,084
Medicines Co. (The)*(a)	234	6,695
Merck & Co., Inc.	6,484	369,134
Pfizer, Inc.	28,806	965,865
Prestige Brands Holdings, Inc.*(a)	268	12,392
Zoetis, Inc.	1,122	54,103

Total Pharmaceuticals		3,578,627

Professional Services - 0.3%
CBIZ, Inc.*(a)	884	8,522
CEB, Inc.	111	9,664
Dun & Bradstreet Corp. (The)	230	28,060
Equifax, Inc.	371	36,020
FTI Consulting, Inc.*(a)	181	7,465
IHS, Inc. Class A*(a)	110	14,149
Insperity, Inc.	201	10,231
Kelly Services, Inc. Class A(a)	240	3,684
Korn/Ferry International	238	8,275
Manpowergroup, Inc.(a)	540	48,265
Navigant Consulting, Inc.*	472	7,019
On Assignment, Inc.*	251	9,859
Robert Half International, Inc.	398	22,089
RPX Corp.*	620	10,478
Towers Watson & Co. Class A(a)	251	31,576
Verisk Analytics, Inc. Class A*	441	32,087
WageWorks, Inc.*	71	2,872

Total Professional Services		290,315

Real Estate Investment Trusts (REITs) - 1.4%
Acadia Realty Trust(a)	409	11,906
Agree Realty Corp.(a)	123	3,588
Alexander’s, Inc.(a)	19	7,790
Alexandria Real Estate Equities, Inc.	100	8,746
American Campus Communities, Inc.	199	7,500
American Tower Corp.	704	65,676
Apartment Investment & Management Co. Class A	717	26,479
Associated Estates Realty Corp.(a)	775	22,188
AvalonBay Communities, Inc.	307	49,080
BioMed Realty Trust, Inc.	128	2,476
Boston Properties, Inc.	179	21,666
Camden Property Trust(a)	183	13,593
CBL & Associates Properties, Inc.(a)	421	6,820
Chatham Lodging Trust	596	15,776
Communications Sales & Leasing, Inc.(a)	222	5,488
Corrections Corp. of America(a)	565	18,690
Crown Castle International Corp.(a)	243	19,513
DiamondRock Hospitality Co.(a)	299	3,830
Digital Realty Trust, Inc.(a)	367	24,472
Duke Realty Corp.	655	12,163
Empire State Realty Trust, Inc. Class A(a)	827	14,109
EPR Properties(a)	186	10,189
Equinix, Inc.(a)	25	6,350
Equity Lifestyle Properties, Inc.	123	6,467
Equity Residential(a)	448	31,436
Essex Property Trust, Inc.(a)	29	6,163
Extra Space Storage, Inc.(a)	225	14,675
Federal Realty Investment Trust(a)	102	13,065
Gaming and Leisure Properties, Inc. REIT(a)	470	17,230
General Growth Properties, Inc.	705	18,090
Geo Group, Inc. (The)(a)	499	17,046
Government Properties Income Trust(a)	551	10,221
HCP, Inc.	1,873	68,308
Health Care REIT, Inc.	304	19,952
Highwoods Properties, Inc.(a)	166	6,632
Home Properties, Inc.	55	4,018
Hospitality Properties Trust(a)	314	9,049
Host Hotels & Resorts, Inc.(a)	1,668	33,076
Iron Mountain, Inc.(a)	683	21,173
Kilroy Realty Corp.(a)	86	5,775
Kimco Realty Corp.(a)	1,004	22,630
LaSalle Hotel Properties(a)	271	9,610
Liberty Property Trust	281	9,054
LTC Properties, Inc.	152	6,323
Macerich Co. (The)	170	12,682
Medical Properties Trust, Inc.(a)	536	7,027
Mid-America Apartment Communities, Inc.(a)	117	8,519
National Health Investors, Inc.	222	13,831
National Retail Properties, Inc.	202	7,072
Omega Healthcare Investors, Inc.	361	12,393
Outfront Media, Inc.	791	19,965
Pebblebrook Hotel Trust(a)	150	6,432
Piedmont Office Realty Trust, Inc. Class A	290	5,101
Plum Creek Timber Co., Inc.(a)	467	18,946
Post Properties, Inc.(a)	316	17,181
Potlatch Corp.	259	9,148
Prologis, Inc.	519	19,255
PS Business Parks, Inc.(a)	55	3,968
Public Storage	436	80,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Rayonier, Inc.(a)	619	$15,815
Realty Income Corp.(a)	363	16,114
Regency Centers Corp.	51	3,008
Retail Opportunity Investments Corp.(a)	605	9,450
RLJ Lodging Trust	148	4,407
Ryman Hospitality Properties, Inc.	121	6,426
Sabra Health Care REIT, Inc.(a)	506	13,024
Select Income REIT(a)	576	11,889
Senior Housing Properties Trust(a)	496	8,705
Simon Property Group, Inc.	646	111,771
SL Green Realty Corp.(a)	220	24,176
Strategic Hotels & Resorts, Inc.*(a)	896	10,860
Sunstone Hotel Investors, Inc.(a)	402	6,034
Tanger Factory Outlet Centers, Inc.(a)	284	9,003
Universal Health Realty Income Trust	253	11,754
Ventas, Inc.	639	39,676
W.P. Carey, Inc.(a)	181	10,668
Weingarten Realty Investors(a)	138	4,511
Weyerhaeuser Co.	1,470	46,305
WP GLIMCHER, Inc.	477	6,454

Total Real Estate Investment Trusts (REITs)		1,340,036

Real Estate Management & Development - 0.2%
CBRE Group, Inc. Class A*	1,182	43,734
Forestar Group, Inc.*(a)	653	8,593
Jones Lang LaSalle, Inc.(a)	194	33,174
Realogy Holdings Corp.*(a)	886	41,394
St. Joe Co. (The)*(a)	1,677	26,044

Total Real Estate Management & Development		152,939

Road & Rail - 0.9%
AMERCO(a)	122	39,883
Avis Budget Group, Inc.*(a)	217	9,565
Con-way, Inc.(a)	208	7,981
CSX Corp.	4,574	149,341
Genesee & Wyoming, Inc. Class A*(a)	196	14,931
Heartland Express, Inc.(a)	256	5,179
Hertz Global Holdings, Inc.*(a)	1,253	22,704
JB Hunt Transport Services, Inc.(a)	389	31,933
Kansas City Southern(a)	373	34,018
Knight Transportation, Inc.(a)	208	5,562
Landstar System, Inc.(a)	160	10,699
Norfolk Southern Corp.(a)	1,681	146,852
Old Dominion Freight Line, Inc.*(a)	304	20,856
Quality Distribution, Inc.*	833	12,878
Ryder System, Inc.(a)	134	11,708
Saia, Inc.*	165	6,483
Swift Transportation Co.*	617	13,988
Union Pacific Corp.	3,644	347,528
Werner Enterprises, Inc.(a)	212	5,565

Total Road & Rail		897,654

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.*	470	12,920
Altera Corp.	1,134	58,061
Amkor Technology, Inc.*(a)	2,094	12,522
Analog Devices, Inc.	923	59,243
Applied Materials, Inc.(a)	3,900	74,958
Broadcom Corp. Class A	843	43,406
Brooks Automation, Inc.(a)	702	8,038
Cabot Microelectronics Corp.*	72	3,392
Cirrus Logic, Inc.*(a)	570	19,397
Cree, Inc.*(a)	289	7,523
Diodes, Inc.*(a)	311	7,498
Entegris, Inc.*(a)	715	10,418
First Solar, Inc.*(a)	524	24,617
Integrated Device Technology, Inc.*(a)	421	9,136
Integrated Silicon Solution, Inc.	508	11,247
Intel Corp.(a)	24,227	736,864
KLA-Tencor Corp.(a)	674	37,886
Lam Research Corp.(a)	592	48,159
Lattice Semiconductor Corp.*(a)	519	3,057
Linear Technology Corp.(a)	762	33,703
Maxim Integrated Products, Inc.(a)	1,170	40,453
Microchip Technology, Inc.(a)	789	37,418
Micron Technology, Inc.*	7,474	140,810
NVIDIA Corp.(a)	2,484	49,953
OmniVision Technologies, Inc.*	262	6,863
ON Semiconductor Corp.*	1,235	14,437
Qorvo, Inc.*	123	9,873
Silicon Laboratories, Inc.*(a)	75	4,051
Skyworks Solutions, Inc.(a)	580	60,378
SunPower Corp.*(a)	354	10,057
Synaptics, Inc.*(a)	179	15,526
Teradyne, Inc.(a)	1,072	20,679
Tessera Technologies, Inc.	142	5,393
Texas Instruments, Inc.(a)	3,722	191,720
Xilinx, Inc.(a)	1,068	47,163

Total Semiconductors & Semiconductor Equipment		1,876,819

Software - 3.4%
ACI Worldwide, Inc.*(a)	533	13,096
Activision Blizzard, Inc.(a)	2,787	67,473
Adobe Systems, Inc.*	340	27,543
ANSYS, Inc.*(a)	231	21,076
Autodesk, Inc.*(a)	268	13,420
CA, Inc.(a)	2,170	63,559
Cadence Design Systems, Inc.*(a)	495	9,732
Citrix Systems, Inc.*	382	26,801
Ebix, Inc.(a)	578	18,849
Electronic Arts, Inc.*	656	43,624
FactSet Research Systems, Inc.(a)	126	20,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Fair Isaac Corp.	176	$15,977
Fortinet, Inc.*	133	5,497
Informatica Corp.*	244	11,827
Intuit, Inc.	725	73,058
Manhattan Associates, Inc.*	254	15,151
Mentor Graphics Corp.(a)	453	11,973
Microsoft Corp.	36,727	1,621,497
Oracle Corp.(a)	22,339	900,262
Progress Software Corp.*	312	8,580
PTC, Inc.*(a)	388	15,916
Red Hat, Inc.*(a)	183	13,895
SolarWinds, Inc.*	213	9,826
SS&C Technologies Holdings, Inc.(a)	176	11,000
Symantec Corp.	2,953	68,657
Synopsys, Inc.*(a)	469	23,755
Take-Two Interactive Software, Inc.*(a)	857	23,628
TiVo, Inc.*(a)	982	9,958
Tyler Technologies, Inc.*(a)	80	10,350
VMware, Inc. Class A*(a)	885	75,880

Total Software		3,252,336

Specialty Retail - 2.4%
Aaron’s, Inc.(a)	391	14,158
Abercrombie & Fitch Co. Class A(a)	239	5,141
Advance Auto Parts, Inc.(a)	230	36,637
American Eagle Outfitters, Inc.(a)	506	8,713
ANN, Inc.*(a)	210	10,141
Asbury Automotive Group, Inc.*(a)	175	15,859
Ascena Retail Group, Inc.*(a)	863	14,373
AutoNation, Inc.*	495	31,175
AutoZone, Inc.*(a)	159	106,037
Bed Bath & Beyond, Inc.*(a)	1,099	75,809
Best Buy Co., Inc.(a)	2,186	71,285
Buckle, Inc. (The)(a)	281	12,861
Cabela’s, Inc.*(a)	290	14,494
Caleres, Inc.(a)	162	5,148
CarMax, Inc.*(a)	740	48,995
Cato Corp. (The) Class A(a)	256	9,923
Chico’s FAS, Inc.(a)	756	12,572
Children’s Place, Inc. (The)	110	7,195
Conn’s, Inc.*(a)	404	16,039
CST Brands, Inc.	226	8,828
Dick’s Sporting Goods, Inc.	411	21,277
DSW, Inc. Class A(a)	329	10,979
Express, Inc.*(a)	704	12,749
Finish Line, Inc. (The) Class A(a)	288	8,012
Foot Locker, Inc.(a)	652	43,691
Francesca’s Holdings Corp.*(a)	332	4,472
GameStop Corp. Class A(a)	923	39,652
Gap, Inc. (The)(a)	2,487	94,929
Genesco, Inc.*(a)	75	4,952
GNC Holdings, Inc. Class A	439	19,527
Group 1 Automotive, Inc.	72	6,540
Guess?, Inc.(a)	577	11,061
Hibbett Sports, Inc.*(a)	123	5,729
Home Depot, Inc. (The)	4,834	537,202
L Brands, Inc.(a)	939	80,501
Lithia Motors, Inc. Class A(a)	136	15,390
Lowe’s Cos., Inc.(a)	3,161	211,692
Lumber Liquidators Holdings, Inc.*(a)	106	2,195
Mattress Firm Holding Corp.*(a)	154	9,386
Men’s Wearhouse, Inc. (The)(a)	147	9,418
Michaels Cos., Inc. (The)*(a)	514	13,832
Monro Muffler Brake, Inc.(a)	77	4,786
Murphy USA, Inc.*	91	5,080
O’Reilly Automotive, Inc.*(a)	326	73,670
Outerwall, Inc.(a)	206	15,679
Penske Automotive Group, Inc.(a)	526	27,410
Pier 1 Imports, Inc.(a)	751	9,485
Rent-A-Center, Inc.(a)	282	7,995
Restoration Hardware Holdings, Inc.*(a)	60	5,858
Ross Stores, Inc.	1,570	76,318
Sally Beauty Holdings, Inc.*(a)	675	21,317
Select Comfort Corp.*	308	9,262
Sonic Automotive, Inc. Class A(a)	442	10,533
Stage Stores, Inc.(a)	304	5,329
Staples, Inc.(a)	3,091	47,323
Tiffany & Co.(a)	393	36,077
Tilly’s, Inc. Class A*(a)	242	2,340
TJX Cos., Inc. (The)	2,615	173,035
Tractor Supply Co.(a)	331	29,770
Ulta Salon Cosmetics & Fragrance, Inc.*	109	16,835
Urban Outfitters, Inc.*(a)	549	19,215
Vitamin Shoppe, Inc.*(a)	74	2,758
Williams-Sonoma, Inc.(a)	345	28,383

Total Specialty Retail		2,317,027

Technology Hardware, Storage & Peripherals - 4.7%
3D Systems Corp.*(a)	120	2,342
Apple, Inc.	29,658	3,719,855
Electronics For Imaging, Inc.*(a)	185	8,049
EMC Corp.(a)	7,513	198,268
Hewlett-Packard Co.	10,814	324,528
Lexmark International, Inc. Class A	390	17,238
NCR Corp.*(a)	885	26,639
NetApp, Inc.(a)	1,144	36,105
SanDisk Corp.(a)	918	53,446
Western Digital Corp.(a)	1,272	99,750

Total Technology Hardware, Storage & Peripherals		4,486,220

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	183	19,453
Coach, Inc.(a)	1,492	51,638
Columbia Sportswear Co.(a)	362	21,886
Deckers Outdoor Corp.*(a)	130	9,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

Investments	Shares	Value
Fossil Group, Inc.*(a)	295	$20,461
G-III Apparel Group Ltd.*(a)	274	19,276
Hanesbrands, Inc.(a)	1,132	37,718
Iconix Brand Group, Inc.*(a)	330	8,240
lululemon athletica, Inc.*(a)	352	22,986
NIKE, Inc. Class B	2,427	262,165
PVH Corp.(a)	201	23,155
Ralph Lauren Corp.(a)	355	46,988
Skechers U.S.A., Inc. Class A*	118	12,955
Steven Madden Ltd.*(a)	356	15,230
Under Armour, Inc. Class A*(a)	232	19,358
Vera Bradley, Inc.*(a)	288	3,246
VF Corp.	1,546	107,818
Wolverine World Wide, Inc.(a)	424	12,076

Total Textiles, Apparel & Luxury Goods		714,005

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	637	8,784
BofI Holding, Inc.*(a)	124	13,108
Capitol Federal Financial, Inc.(a)	439	5,286
Dime Community Bancshares, Inc.(a)	845	14,314
EverBank Financial Corp.	561	11,024
HomeStreet, Inc.*	325	7,416
Hudson City Bancorp, Inc.	1,797	17,754
MGIC Investment Corp.*(a)	1,215	13,827
Nationstar Mortgage Holdings, Inc.*(a)	496	8,333
New York Community Bancorp, Inc.(a)	2,463	45,270
Northwest Bancshares, Inc.	630	8,077
Ocwen Financial Corp.*(a)	657	6,701
Provident Financial Services, Inc.(a)	409	7,767
Radian Group, Inc.	2,190	41,084
Territorial Bancorp, Inc.(a)	268	6,502
TFS Financial Corp.(a)	338	5,685
Walker & Dunlop, Inc.*	594	15,884
Washington Federal, Inc.(a)	680	15,878

Total Thrifts & Mortgage Finance		252,694

Tobacco - 1.2%
Altria Group, Inc.	7,254	354,793
Philip Morris International, Inc.	7,568	606,727
Reynolds American, Inc.	2,368	176,795
Universal Corp.(a)	185	10,604

Total Tobacco		1,148,919

Trading Companies & Distributors - 0.3%
Air Lease Corp.(a)	467	15,831
Applied Industrial Technologies, Inc.	305	12,093
Beacon Roofing Supply, Inc.*(a)	238	7,906
CAI International, Inc.*(a)	201	4,139
DXP Enterprises, Inc.*	138	6,417
Fastenal Co.(a)	745	31,424
GATX Corp.(a)	178	9,461
Kaman Corp.(a)	130	5,452
MRC Global, Inc.*(a)	1,022	15,780
MSC Industrial Direct Co., Inc. Class A(a)	225	15,698
NOW, Inc.*(a)	676	13,459
Rush Enterprises, Inc. Class A*(a)	236	6,185
TAL International Group, Inc.*(a)	283	8,943
United Rentals, Inc.*(a)	372	32,595
W.W. Grainger, Inc.(a)	281	66,499
Watsco, Inc.(a)	124	15,344
WESCO International, Inc.*(a)	272	18,670

Total Trading Companies & Distributors		285,896

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*(a)	610	9,241

Water Utilities - 0.1%
American States Water Co.(a)	262	9,796
American Water Works Co., Inc.	702	34,138
Aqua America, Inc.(a)	386	9,453
California Water Service Group	517	11,814

Total Water Utilities		65,201

Wireless Telecommunication Services - 0.0%
NTELOS Holdings Corp.*(a)	135	624
Spok Holdings, Inc.	467	7,864
T-Mobile U.S., Inc.*	594	23,029

Total Wireless Telecommunication Services		31,517

TOTAL COMMON STOCKS (Cost: $81,736,354)		95,677,011

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.7%

United States - 24.7%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $23,690,721)(c)	23,690,721	23,690,721

TOTAL INVESTMENTS IN SECURITIES - 124.6% (Cost: $105,427,075)		119,367,732
Liabilities in Excess of Cash and Other Assets - (24.6)%		(23,562,774)

NET ASSETS - 100.0%		$95,804,958

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

June 30, 2015

(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $28,426,693 and the total market value of the collateral held by the Fund was $29,064,039. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $5,373,318. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 5.9%
Boeing Co. (The)	58,779	$8,153,823
Honeywell International, Inc.	57,801	5,893,968
Huntington Ingalls Industries, Inc.	2,519	283,614
Lockheed Martin Corp.	34,924	6,492,372
Orbital ATK, Inc.	1,287	94,414
Precision Castparts Corp.	284	56,763
Rockwell Collins, Inc.	6,553	605,169
Textron, Inc.	1,879	83,860
United Technologies Corp.	65,543	7,270,685

Total Aerospace & Defense		28,934,668

Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.(a)	9,554	596,074
FedEx Corp.	4,473	762,199
United Parcel Service, Inc. Class B	58,372	5,656,831

Total Air Freight & Logistics		7,015,104

Airlines - 0.1%
Alaska Air Group, Inc.	3,983	256,625
Southwest Airlines Co.	13,198	436,722

Total Airlines		693,347

Auto Components - 0.7%
BorgWarner, Inc.	7,593	431,586
Gentex Corp.	17,748	291,422
Johnson Controls, Inc.	51,269	2,539,354
Lear Corp.	2,417	271,332

Total Auto Components		3,533,694

Automobiles - 1.6%
General Motors Co.	208,683	6,955,404
Harley-Davidson, Inc.	12,002	676,313
Thor Industries, Inc.	3,703	208,405

Total Automobiles		7,840,122

Banks - 0.1%
BankUnited, Inc.	10,130	363,971

Beverages - 3.2%
Brown-Forman Corp. Class B	6,332	634,340
Coca-Cola Enterprises, Inc.	18,925	822,102
Dr. Pepper Snapple Group, Inc.	15,468	1,127,617
PepsiCo, Inc.	141,335	13,192,209

Total Beverages		15,776,268

Biotechnology - 1.2%
Amgen, Inc.	38,481	5,907,603

Building Products - 0.0%
Lennox International, Inc.(a)	2,140	230,457

Capital Markets - 3.2%
Ameriprise Financial, Inc.	11,364	1,419,704
Charles Schwab Corp. (The)	37,252	1,216,278
Eaton Vance Corp.	10,145	396,974
Federated Investors, Inc. Class B(a)	11,013	368,825
Franklin Resources, Inc.	18,701	916,910
Goldman Sachs Group, Inc. (The)	18,872	3,940,285
Janus Capital Group, Inc.(a)	12,960	221,875
LPL Financial Holdings, Inc.(a)	7,634	354,905
Morgan Stanley	73,671	2,857,698
Raymond James Financial, Inc.	6,300	375,354
SEI Investments Co.	6,628	324,971
T. Rowe Price Group, Inc.	18,908	1,469,719
TD Ameritrade Holding Corp.	31,809	1,171,207
Waddell & Reed Financial, Inc. Class A	8,763	414,578

Total Capital Markets		15,449,283

Chemicals - 4.5%
Airgas, Inc.	5,054	534,612
Albemarle Corp.	5,299	292,876
Cabot Corp.	4,800	178,992
Celanese Corp. Series A	9,281	667,118
CF Industries Holdings, Inc.	20,415	1,312,276
Cytec Industries, Inc.	2,779	168,213
E.I. du Pont de Nemours & Co.	83,998	5,371,672
Eastman Chemical Co.	9,750	797,745
Ecolab, Inc.	10,984	1,241,961
FMC Corp.(a)	4,976	261,489
International Flavors & Fragrances, Inc.	5,225	571,040
Monsanto Co.	27,401	2,920,673
Mosaic Co. (The)	25,605	1,199,594
PolyOne Corp.	3,491	136,742
PPG Industries, Inc.	11,500	1,319,280
Praxair, Inc.	20,987	2,508,996
Scotts Miracle-Gro Co. (The) Class A	6,070	359,405
Sensient Technologies Corp.	2,824	192,992
Sherwin-Williams Co. (The)	2,951	811,584
Sigma-Aldrich Corp.	2,749	383,073
Valspar Corp. (The)	3,468	283,752
Westlake Chemical Corp.	5,373	368,534

Total Chemicals		21,882,619

Commercial Services & Supplies - 0.2%
Cintas Corp.(a)	4,776	404,002
Deluxe Corp.	3,395	210,490
Waste Connections, Inc.	5,018	236,448

Total Commercial Services & Supplies		850,940

Communications Equipment - 1.3%
QUALCOMM, Inc.	99,079	6,205,318

Construction & Engineering - 0.1%
EMCOR Group, Inc.	1,607	76,767
Fluor Corp.	7,828	414,962

Total Construction & Engineering		491,729

Construction Materials - 0.1%
Martin Marietta Materials, Inc.(a)	3,395	480,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2015

Investments	Shares	Value
Containers & Packaging - 0.2%
AptarGroup, Inc.(a)	3,797	$242,135
Avery Dennison Corp.	8,790	535,663
Ball Corp.	3,655	256,398

Total Containers & Packaging		1,034,196

Diversified Consumer Services - 0.2%
H&R Block, Inc.	24,079	713,942
Sotheby’s(a)	2,440	110,386

Total Diversified Consumer Services		824,328

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	4,101	234,659
Intercontinental Exchange, Inc.	4,534	1,013,848
McGraw Hill Financial, Inc.	12,664	1,272,099
MSCI, Inc.	6,052	372,500

Total Diversified Financial Services		2,893,106

Electric Utilities - 0.1%
ITC Holdings Corp.	8,761	281,929

Electrical Equipment - 1.4%
Acuity Brands, Inc.	657	118,247
AMETEK, Inc.	6,083	333,227
Babcock & Wilcox Co. (The)	5,117	167,837
Emerson Electric Co.	76,073	4,216,726
EnerSys	1,878	132,005
Hubbell, Inc. Class B	3,813	412,872
Regal Beloit Corp.	1,878	136,324
Rockwell Automation, Inc.	11,582	1,443,580

Total Electrical Equipment		6,960,818

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. Class A	7,316	424,108
FEI Co.	1,200	99,516
FLIR Systems, Inc.	4,402	135,670

Total Electronic Equipment, Instruments & Components		659,294

Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	18,228	1,124,668
Halliburton Co.	54,920	2,365,404
Helmerich & Payne, Inc.(a)	16,980	1,195,731
RPC, Inc.(a)	26,166	361,876

Total Energy Equipment & Services		5,047,679

Food & Staples Retailing - 3.4%
Casey’s General Stores, Inc.	1,227	117,473
Costco Wholesale Corp.	15,376	2,076,683
CVS Health Corp.	47,767	5,009,803
Kroger Co. (The)	20,179	1,463,179
PriceSmart, Inc.(a)	868	79,196
Sysco Corp.	61,480	2,219,428
Walgreens Boots Alliance, Inc.	58,614	4,949,366
Whole Foods Market, Inc.	13,007	512,996

Total Food & Staples Retailing		16,428,124

Food Products - 2.1%
Flowers Foods, Inc.	19,833	419,468
Hershey Co. (The)	11,916	1,058,498
Hormel Foods Corp.	13,942	785,911
Keurig Green Mountain, Inc.(a)	4,651	356,406
Kraft Foods Group, Inc.	74,766	6,365,577
McCormick & Co., Inc. Non-Voting Shares(a)	8,192	663,142
Tyson Foods, Inc. Class A	10,031	427,622

Total Food Products		10,076,624

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	53,743	3,758,248
Becton, Dickinson and Co.	10,501	1,487,467
C.R. Bard, Inc.	1,302	222,251
Cooper Cos., Inc. (The)	30	5,339
ResMed, Inc.(a)	10,166	573,057
St. Jude Medical, Inc.	15,814	1,155,529
STERIS Corp.	3,110	200,408
Stryker Corp.	17,016	1,626,219
West Pharmaceutical Services, Inc.	1,920	111,514
Zimmer Biomet Holdings, Inc.	4,621	504,752

Total Health Care Equipment & Supplies		9,644,784

Health Care Providers & Services - 2.2%
Aetna, Inc.	13,745	1,751,938
Cardinal Health, Inc.	19,534	1,634,019
McKesson Corp.	3,683	827,975
Patterson Cos., Inc.	5,916	287,813
UnitedHealth Group, Inc.	49,720	6,065,840

Total Health Care Providers & Services		10,567,585

Hotels, Restaurants & Leisure - 5.3%
Brinker International, Inc.(a)	4,519	260,521
Cracker Barrel Old Country Store, Inc.(a)	2,483	370,364
Dunkin’ Brands Group, Inc.(a)	6,960	382,800
Jack in the Box, Inc.	1,294	114,079
Las Vegas Sands Corp.(a)	98,756	5,191,603
McDonald’s Corp.	124,712	11,856,370
Starbucks Corp.	78,514	4,209,528
Wyndham Worldwide Corp.	7,156	586,148
Yum! Brands, Inc.	33,738	3,039,119

Total Hotels, Restaurants & Leisure		26,010,532

Household Durables - 0.5%
D.R. Horton, Inc.	12,639	345,803
Harman International Industries, Inc.	2,970	353,252
Lennar Corp. Class A(a)	2,197	112,135
PulteGroup, Inc.	19,565	394,235
Tupperware Brands Corp.(a)	7,294	470,755
Whirlpool Corp.	4,407	762,631

Total Household Durables		2,438,811

Household Products - 1.8%
Church & Dwight Co., Inc.	7,333	594,926
Colgate-Palmolive Co.	65,249	4,267,937
Kimberly-Clark Corp.	37,840	4,009,905

Total Household Products		8,872,768

Industrial Conglomerates - 1.8%
3M Co.	47,663	7,354,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2015

Investments	Shares	Value
Carlisle Cos., Inc.	2,511	$251,401
Danaher Corp.	11,333	969,991
Roper Technologies, Inc.	1,849	318,879

Total Industrial Conglomerates		8,894,672

Insurance - 0.7%
AmTrust Financial Services, Inc.(a)	4,735	310,190
Arthur J. Gallagher & Co.	16,669	788,444
Marsh & McLennan Cos., Inc.	36,583	2,074,256

Total Insurance		3,172,890

Internet & Catalog Retail - 0.1%
Expedia, Inc.	3,192	349,045
HSN, Inc.(a)	3,394	238,225

Total Internet & Catalog Retail		587,270

Internet Software & Services - 0.1%
IAC/InterActiveCorp	4,170	332,182
j2 Global, Inc.(a)	2,239	152,118

Total Internet Software & Services		484,300

IT Services - 4.2%
Automatic Data Processing, Inc.	28,687	2,301,558
Booz Allen Hamilton Holding Corp.	6,289	158,734
DST Systems, Inc.	1,268	159,743
Global Payments, Inc.	308	31,863
International Business Machines Corp.	70,255	11,427,678
Jack Henry & Associates, Inc.	2,878	186,207
MasterCard, Inc. Class A	14,469	1,352,562
MAXIMUS, Inc.	641	42,133
Paychex, Inc.	30,191	1,415,354
Total System Services, Inc.	5,706	238,340
Visa, Inc. Class A(a)	36,923	2,479,379
Western Union Co. (The)(a)	38,227	777,155

Total IT Services		20,570,706

Leisure Products - 0.6%
Brunswick Corp.	3,195	162,498
Hasbro, Inc.(a)	13,085	978,627
Mattel, Inc.(a)	56,758	1,458,113
Polaris Industries, Inc.(a)	3,078	455,882

Total Leisure Products		3,055,120

Life Sciences Tools & Services - 0.0%
Bio-Techne Corp.	1,805	177,738

Machinery - 3.3%
Allison Transmission Holdings, Inc.	10,979	321,246
Caterpillar, Inc.	63,884	5,418,641
CLARCOR, Inc.	2,204	137,177
Cummins, Inc.	13,792	1,809,373
Donaldson Co., Inc.(a)	8,265	295,887
Dover Corp.	13,219	927,709
Flowserve Corp.	5,367	282,626
Graco, Inc.	2,829	200,944
IDEX Corp.	4,073	320,056
Illinois Tool Works, Inc.	27,857	2,556,994
ITT Corp.	3,489	145,980
Joy Global, Inc.(a)	5,718	206,992
Lincoln Electric Holdings, Inc.	4,474	272,422
Manitowoc Co., Inc. (The)	1,972	38,651
Nordson Corp.(a)	2,469	192,310
Pall Corp.	4,768	593,378
Parker-Hannifin Corp.(a)	10,346	1,203,550
SPX Corp.	2,550	184,595
Timken Co. (The)	7,263	265,608
Toro Co. (The)	2,499	169,382
Valmont Industries, Inc.(a)	958	113,877
Wabtec Corp.	913	86,041
Woodward, Inc.	1,604	88,204
Xylem, Inc.	8,546	316,800

Total Machinery		16,148,443

Media - 4.2%
CBS Corp. Class B Non-Voting Shares	18,229	1,011,709
Cinemark Holdings, Inc.	11,086	445,325
Comcast Corp. Class A	119,488	7,186,008
Comcast Corp. Special Class A	23,049	1,381,557
Gannett Co., Inc.	1,027	14,361
John Wiley & Sons, Inc. Class A	3,449	187,522
Morningstar, Inc.	1,596	126,962
Scripps Networks Interactive, Inc. Class A(a)	3,704	242,130
TEGNA, Inc.	20,444	655,639
Twenty-First Century Fox, Inc. Class A	31,924	1,038,967
Twenty-First Century Fox, Inc. Class B	18,992	611,922
Viacom, Inc. Class A	3,096	200,838
Viacom, Inc. Class B	22,051	1,425,377
Walt Disney Co. (The)	54,365	6,205,221

Total Media		20,733,538

Metals & Mining - 1.3%
Compass Minerals International, Inc.	3,420	280,919
Freeport-McMoRan, Inc.	203,249	3,784,496
Reliance Steel & Aluminum Co.	6,264	378,847
Royal Gold, Inc.(a)	2,827	174,115
Southern Copper Corp.(a)	48,959	1,439,884
Steel Dynamics, Inc.	18,056	374,030

Total Metals & Mining		6,432,291

Multiline Retail - 1.6%
Big Lots, Inc.(a)	3,165	142,393
Dillard’s, Inc. Class A(a)	293	30,821
Macy’s, Inc.	24,042	1,622,114
Nordstrom, Inc.	11,620	865,690
Target Corp.	62,050	5,065,141

Total Multiline Retail		7,726,159

Oil, Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corp.(a)	3,899	122,974
Cimarex Energy Co.	1,909	210,582
EOG Resources, Inc.	14,529	1,272,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2015

Investments	Shares	Value
EQT Corp.	657	$53,440
Exxon Mobil Corp.	294,786	24,526,195
HollyFrontier Corp.	22,711	969,533
Marathon Petroleum Corp.	46,000	2,406,260
Range Resources Corp.(a)	1,623	80,144
SM Energy Co.	686	31,638
Tesoro Corp.	6,865	579,475
Western Refining, Inc.	10,756	469,177

Total Oil, Gas & Consumable Fuels		30,721,432

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) Class A	10,336	895,718

Pharmaceuticals - 6.1%
AbbVie, Inc.	163,456	10,982,609
Bristol-Myers Squibb Co.	138,972	9,247,197
Eli Lilly & Co.	107,209	8,950,879
Zoetis, Inc.	11,598	559,256

Total Pharmaceuticals		29,739,941

Professional Services - 0.2%
Equifax, Inc.	5,167	501,664
Manpowergroup, Inc.	4,046	361,632
Robert Half International, Inc.	6,064	336,552

Total Professional Services		1,199,848

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	634	108,414

Road & Rail - 2.1%
Con-way, Inc.(a)	2,487	95,426
CSX Corp.	63,156	2,062,043
JB Hunt Transport Services, Inc.	3,833	314,651
Kansas City Southern	3,800	346,560
Knight Transportation, Inc.(a)	1,965	52,544
Landstar System, Inc.	730	48,815
Norfolk Southern Corp.	23,654	2,066,414
Ryder System, Inc.	3,111	271,808
Union Pacific Corp.	53,900	5,140,443

Total Road & Rail		10,398,704

Semiconductors & Semiconductor Equipment - 3.8%
Altera Corp.	14,788	757,146
Analog Devices, Inc.	20,763	1,332,673
Intel Corp.	321,442	9,776,658
Linear Technology Corp.	14,149	625,810
Microchip Technology, Inc.(a)	16,365	776,110
NVIDIA Corp.(a)	24,045	483,545
Skyworks Solutions, Inc.	3,479	362,164
Teradyne, Inc.	6,600	127,314
Texas Instruments, Inc.	67,927	3,498,920
Xilinx, Inc.	16,810	742,330

Total Semiconductors & Semiconductor Equipment		18,482,670

Software - 5.0%
Activision Blizzard, Inc.(a)	18,002	435,828
FactSet Research Systems, Inc.(a)	1,242	201,837
Intuit, Inc.	7,858	791,851
Microsoft Corp.	399,124	17,621,325
Oracle Corp.	133,302	5,372,071
SS&C Technologies Holdings, Inc.	1,900	118,750

Total Software		24,541,662

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	391	62,282
Dick’s Sporting Goods, Inc.	3,468	179,538
DSW, Inc. Class A	5,737	191,444
Foot Locker, Inc.(a)	7,532	504,719
Gap, Inc. (The)(a)	32,578	1,243,502
GNC Holdings, Inc. Class A	4,472	198,915
Home Depot, Inc. (The)	86,673	9,631,971
Lowe’s Cos., Inc.	47,761	3,198,554
Penske Automotive Group, Inc.	5,371	279,883
Ross Stores, Inc.	12,860	625,125
Tiffany & Co.	6,556	601,841
TJX Cos., Inc. (The)	25,253	1,670,991
Tractor Supply Co.(a)	3,793	341,142
Williams-Sonoma, Inc.	5,823	479,058

Total Specialty Retail		19,208,965

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	170,773	21,419,204
EMC Corp.	83,149	2,194,302
NetApp, Inc.	12,909	407,408
SanDisk Corp.	6,660	387,745

Total Technology Hardware, Storage & Peripherals		24,408,659

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	1,628	173,056
Coach, Inc.(a)	36,089	1,249,040
Columbia Sportswear Co.	3,157	190,872
Hanesbrands, Inc.	15,116	503,665
NIKE, Inc. Class B	27,104	2,927,774
Ralph Lauren Corp.	2,130	281,927
VF Corp.	25,882	1,805,011
Wolverine World Wide, Inc.(a)	2,970	84,586

Total Textiles, Apparel & Luxury Goods		7,215,931

Tobacco - 2.8%
Altria Group, Inc.	282,506	13,817,368

Trading Companies & Distributors - 0.5%
Air Lease Corp.(a)	1,631	55,291
Fastenal Co.(a)	22,102	932,262
MSC Industrial Direct Co., Inc. Class A(a)	3,417	238,404
W.W. Grainger, Inc.(a)	4,080	965,532
Watsco, Inc.	2,439	301,802

Total Trading Companies & Distributors		2,493,291

TOTAL COMMON STOCKS (Cost: $472,176,260)		488,611,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $19,435,978)(c)	19,435,978	$19,435,978

TOTAL INVESTMENTS IN SECURITIES - 103.8% (Cost: $491,612,238)		508,047,835
Liabilities in Excess of Cash and Other Assets - (3.8)%		(18,709,268)

NET ASSETS - 100.0%		$489,338,567

(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $24,041,240 and the total market value of the collateral held by the Fund was $24,578,862. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,142,884. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%
United States - 99.8%

Aerospace & Defense - 0.6%
AAR Corp.(a)	2,116	$67,437
HEICO Corp.(a)	301	17,548
HEICO Corp. Class A	523	26,553
National Presto Industries, Inc.	589	47,308

Total Aerospace & Defense		158,846

Air Freight & Logistics - 0.4%
Forward Air Corp.(a)	1,419	74,157
Park-Ohio Holdings Corp.	530	25,684

Total Air Freight & Logistics		99,841

Auto Components - 1.0%
Cooper Tire & Rubber Co.	3,940	133,290
Remy International, Inc.	3,387	74,887
Standard Motor Products, Inc.(a)	1,600	56,192
Strattec Security Corp.(a)	90	6,183

Total Auto Components		270,552

Banks - 4.7%
BancFirst Corp.(a)	1,604	104,982
Bank of Hawaii Corp.(a)	6,652	443,555
CoBiz Financial, Inc.(a)	2,503	32,714
CVB Financial Corp.(a)	13,293	234,090
German American Bancorp, Inc.(a)	1,319	38,844
Hanmi Financial Corp.(a)	2,047	50,847
Lakeland Financial Corp.(a)	1,618	70,173
Mercantile Bank Corp.	1,775	38,003
Preferred Bank	1,014	30,471
South State Corp.(a)	1,609	122,268
Stock Yards Bancorp, Inc.(a)	1,944	73,464

Total Banks		1,239,411

Building Products - 0.7%
AAON, Inc.(a)	2,232	50,265
Insteel Industries, Inc.	498	9,312
Simpson Manufacturing Co., Inc.	4,018	136,612

Total Building Products		196,189

Capital Markets - 3.4%
Arlington Asset Investment Corp. Class A(a)	14,019	274,212
Cohen & Steers, Inc.(a)	4,588	156,359
Evercore Partners, Inc. Class A	3,940	212,603
Financial Engines, Inc.(a)	1,772	75,275
GAMCO Investors, Inc. Class A	109	7,489
Pzena Investment Management, Inc. Class A	988	10,917
Silvercrest Asset Management Group, Inc. Class A	1,200	16,872
Virtus Investment Partners, Inc.(a)	487	64,406
Westwood Holdings Group, Inc.	1,211	72,139

Total Capital Markets		890,272

Chemicals - 4.9%
A. Schulman, Inc.(a)	3,074	134,395
Balchem Corp.(a)	598	33,320
Chase Corp.(a)	595	23,651
FutureFuel Corp.(a)	8,491	109,279
H.B. Fuller Co.	2,808	114,061
Hawkins, Inc.	956	38,613
Innophos Holdings, Inc.	3,723	195,979
Innospec, Inc.	1,549	69,767
Minerals Technologies, Inc.	500	34,065
Olin Corp.(a)	13,520	364,364
Quaker Chemical Corp.	921	81,822
Stepan Co.	2,062	111,575

Total Chemicals		1,310,891

Commercial Services & Supplies - 7.4%
ABM Industries, Inc.	6,080	199,850
CECO Environmental Corp.(a)	2,157	24,439
Essendant, Inc.(a)	2,648	103,934
G&K Services, Inc. Class A(a)	1,845	127,563
HNI Corp.(a)	4,400	225,060
Interface, Inc.	3,184	79,759
Kimball International, Inc. Class B(a)	3,449	41,940
Knoll, Inc.	6,033	151,006
Matthews International Corp. Class A(a)	1,780	94,589
McGrath RentCorp	3,596	109,426
Mobile Mini, Inc.(a)	4,002	168,244
MSA Safety, Inc.	4,357	211,358
Steelcase, Inc. Class A	10,392	196,513
Tetra Tech, Inc.	3,335	85,509
U.S. Ecology, Inc.(a)	1,888	91,983
UniFirst Corp.	102	11,409
Viad Corp.	1,525	41,343

Total Commercial Services & Supplies		1,963,925

Communications Equipment - 1.9%
ADTRAN, Inc.(a)	4,584	74,490
Alliance Fiber Optic Products, Inc.	975	18,086
Comtech Telecommunications Corp.	3,049	88,573
InterDigital, Inc.(a)	2,758	156,903
Plantronics, Inc.	2,393	134,750
TESSCO Technologies, Inc.(a)	1,116	22,108

Total Communications Equipment		494,910

Construction & Engineering - 0.1%
Primoris Services Corp.(a)	1,853	36,689

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	185	10,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2015

Investments	Shares	Value
Consumer Finance - 0.1%
Cash America International, Inc.(a)	905	$23,702

Containers & Packaging - 1.0%
Greif, Inc. Class A(a)	4,539	162,723
Myers Industries, Inc.(a)	4,918	93,442

Total Containers & Packaging		256,165

Distributors - 1.0%
Core-Mark Holding Co., Inc.	952	56,406
Pool Corp.(a)	2,995	210,189

Total Distributors		266,595

Diversified Consumer Services - 0.3%
Capella Education Co.(a)	1,168	62,687
Carriage Services, Inc.(a)	479	11,438

Total Diversified Consumer Services		74,125

Diversified Financial Services - 0.8%
Gain Capital Holdings, Inc.(a)	4,802	45,907
MarketAxess Holdings, Inc.	1,679	155,761

Total Diversified Financial Services		201,668

Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.(a)	1,331	91,946
IDT Corp. Class B(a)	3,858	69,753
Inteliquent, Inc.	5,391	99,194

Total Diversified Telecommunication Services		260,893

Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	232	5,211
AZZ, Inc.(a)	1,640	84,952
Encore Wire Corp.	234	10,364
Franklin Electric Co., Inc.(a)	2,266	73,260
Global Power Equipment Group, Inc.(a)	2,194	17,025
LSI Industries, Inc.	680	6,351
Powell Industries, Inc.	1,328	46,706
Preformed Line Products Co.	418	15,767

Total Electrical Equipment		259,636

Electronic Equipment, Instruments & Components - 2.5%
Badger Meter, Inc.(a)	969	61,522
CTS Corp.	1,513	29,156
Daktronics, Inc.(a)	7,018	83,233
Dolby Laboratories, Inc. Class A(a)	2,260	89,677
Littelfuse, Inc.	1,152	109,313
Mesa Laboratories, Inc.(a)	159	14,135
Methode Electronics, Inc.(a)	1,892	51,935
MTS Systems Corp.(a)	1,306	90,049
Vishay Intertechnology, Inc.(a)	11,869	138,630

Total Electronic Equipment, Instruments & Components		667,650

Energy Equipment & Services - 3.4%
Bristow Group, Inc.(a)	3,637	193,852
CARBO Ceramics, Inc.(a)	4,228	176,012
Patterson-UTI Energy, Inc.(a)	19,550	367,833
U.S. Silica Holdings, Inc.(a)	5,346	156,959

Total Energy Equipment & Services		894,656

Food & Staples Retailing - 0.6%
Ingles Markets, Inc. Class A(a)	1,384	66,114
Liberator Medical Holdings, Inc.(a)	7,987	18,130
Weis Markets, Inc.(a)	2,004	84,469

Total Food & Staples Retailing		168,713

Food Products - 3.7%
Alico, Inc.(a)	209	9,480
B&G Foods, Inc.(a)	11,830	337,510
Cal-Maine Foods, Inc.(a)	3,962	206,816
Calavo Growers, Inc.	1,377	71,508
J&J Snack Foods Corp.	1,081	119,634
Lancaster Colony Corp.	2,626	238,572
Limoneira Co.	507	11,271

Total Food Products		994,791

Gas Utilities - 1.3%
Delta Natural Gas Co., Inc.	824	16,562
New Jersey Resources Corp.(a)	12,407	341,813

Total Gas Utilities		358,375

Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.(a)	752	38,713
Analogic Corp.	283	22,329
Atrion Corp.(a)	83	32,562
Cantel Medical Corp.	457	24,527
CONMED Corp.(a)	2,429	141,538
CryoLife, Inc.(a)	1,581	17,834
Hill-Rom Holdings, Inc.	3,713	201,727
Meridian Bioscience, Inc.(a)	9,757	181,870
Utah Medical Products, Inc.(a)	330	19,678

Total Health Care Equipment & Supplies		680,778

Health Care Providers & Services - 2.6%
Aceto Corp.(a)	1,599	39,384
Chemed Corp.(a)	661	86,657
Ensign Group, Inc. (The)	702	35,844
Landauer, Inc.(a)	2,913	103,819
National Healthcare Corp.(a)	1,096	71,229
Owens & Minor, Inc.(a)	9,035	307,190
U.S. Physical Therapy, Inc.	686	37,565

Total Health Care Providers & Services		681,688

Health Care Technology - 0.4%
Computer Programs & Systems, Inc.(a)	2,090	111,648

Hotels, Restaurants & Leisure - 4.7%
Cheesecake Factory, Inc. (The)(a)	3,232	176,257
Churchill Downs, Inc.	892	111,544
DineEquity, Inc.	3,187	315,800
Interval Leisure Group, Inc.(a)	5,781	132,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2015

Investments	Shares	Value
Marcus Corp. (The)	2,067	$39,645
Papa John’s International, Inc.(a)	1,916	144,869
Sonic Corp.	3,372	97,114
Texas Roadhouse, Inc.(a)	6,154	230,344

Total Hotels, Restaurants & Leisure		1,247,669

Household Durables - 2.2%
Bassett Furniture Industries, Inc.	845	24,006
Ethan Allen Interiors, Inc.(a)	2,290	60,319
Hooker Furniture Corp.(a)	1,280	32,141
La-Z-Boy, Inc.(a)	3,154	83,076
Lennar Corp. Class B	721	31,090
Lifetime Brands, Inc.	579	8,552
MDC Holdings, Inc.(a)	9,456	283,396
NACCO Industries, Inc. Class A(a)	500	30,380
Ryland Group, Inc. (The)(a)	723	33,525

Total Household Durables		586,485

Household Products - 0.4%
WD-40 Co.(a)	1,224	106,684

Industrial Conglomerates - 0.3%
Raven Industries, Inc.(a)	4,352	88,476

Insurance - 2.9%
AMERISAFE, Inc.	1,079	50,778
Employers Holdings, Inc.	1,747	39,797
HCI Group, Inc.(a)	1,331	58,843
National Interstate Corp.(a)	1,583	43,248
ProAssurance Corp.	6,959	321,575
RLI Corp.(a)	3,304	169,793
Universal Insurance Holdings, Inc.(a)	3,285	79,497

Total Insurance		763,531

Internet & Catalog Retail - 0.3%
PetMed Express, Inc.(a)	4,838	83,552

IT Services - 1.6%
Computer Task Group, Inc.(a)	2,483	19,169
Convergys Corp.(a)	6,722	171,344
CSG Systems International, Inc.(a)	4,237	134,143
Hackett Group, Inc. (The)(a)	2,025	27,196
Heartland Payment Systems, Inc.(a)	1,134	61,292

Total IT Services		413,144

Leisure Products - 0.5%
Arctic Cat, Inc.(a)	936	31,085
Johnson Outdoors, Inc. Class A(a)	479	11,280
Sturm Ruger & Co., Inc.(a)	1,498	86,060

Total Leisure Products		128,425

Machinery - 5.9%
Actuant Corp. Class A(a)	444	10,252
Alamo Group, Inc.(a)	327	17,867
Albany International Corp. Class A	2,433	96,833
Altra Industrial Motion Corp.(a)	2,226	60,503
American Railcar Industries, Inc.(a)	3,361	163,479
Astec Industries, Inc.(a)	1,201	50,226
Barnes Group, Inc.	3,630	141,534
CIRCOR International, Inc.	223	12,160
Columbus McKinnon Corp.(a)	578	14,450
Dynamic Materials Corp.(a)	607	6,677
Federal Signal Corp.(a)	2,460	36,679
Gorman-Rupp Co. (The)(a)	1,711	48,045
Graham Corp.(a)	266	5,450
Greenbrier Cos., Inc. (The)(a)	1,727	80,910
Hardinge, Inc.	414	4,078
Hillenbrand, Inc.	7,455	228,868
Hyster-Yale Materials Handling, Inc.	882	61,105
John Bean Technologies Corp.	1,579	59,355
Kadant, Inc.	780	36,816
L.B. Foster Co. Class A	167	5,780
Lindsay Corp.(a)	708	62,240
Mueller Industries, Inc.	2,535	88,015
NN, Inc.(a)	1,327	33,865
Standex International Corp.	391	31,253
Sun Hydraulics Corp.(a)	1,186	45,198
Supreme Industries, Inc. Class A(a)	940	8,056
Tennant Co.(a)	1,056	68,999
Twin Disc, Inc.(a)	1,006	18,752
Watts Water Technologies, Inc. Class A	1,366	70,827

Total Machinery		1,568,272

Media - 1.2%
Meredith Corp.(a)	5,769	300,854
Saga Communications, Inc. Class A	339	12,831

Total Media		313,685

Metals & Mining - 3.1%
Carpenter Technology Corp.(a)	3,925	151,819
Commercial Metals Co.(a)	17,347	278,940
Gold Resource Corp.	9,225	25,461
Kaiser Aluminum Corp.(a)	1,683	139,823
Materion Corp.	971	34,228
Worthington Industries, Inc.	6,695	201,252

Total Metals & Mining		831,523

Oil, Gas & Consumable Fuels - 2.9%
Adams Resources & Energy, Inc.	429	19,133
Delek U.S. Holdings, Inc.	6,436	236,974
Panhandle Oil and Gas, Inc. Class A	698	14,442
PBF Energy, Inc. Class A(a)	17,570	499,339

Total Oil, Gas & Consumable Fuels		769,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2015

Investments	Shares	Value
Paper & Forest Products - 1.6%
Deltic Timber Corp.(a)	379	$25,636
Neenah Paper, Inc.(a)	1,658	97,756
PH Glatfelter Co.	3,749	82,440
Schweitzer-Mauduit International, Inc.(a)	5,416	215,990

Total Paper & Forest Products		421,822

Personal Products - 2.1%
Inter Parfums, Inc.	2,775	94,156
Nu Skin Enterprises, Inc. Class A(a)	9,764	460,177

Total Personal Products		554,333

Professional Services - 1.7%
CEB, Inc.	2,437	212,165
Exponent, Inc.(a)	1,572	70,394
Insperity, Inc.(a)	2,947	150,002
VSE Corp.	209	11,184

Total Professional Services		443,745

Real Estate Investment Trusts (REITs) - 1.9%
Potlatch Corp.	6,618	233,748
Saul Centers, Inc.	2,640	129,861
Universal Health Realty Income Trust(a)	2,867	133,201

Total Real Estate Investment Trusts (REITs)		496,810

Road & Rail - 0.6%
ArcBest Corp.	686	21,815
Celadon Group, Inc.	450	9,306
Heartland Express, Inc.(a)	1,289	26,076
Universal Truckload Services, Inc.(a)	1,421	31,205
Werner Enterprises, Inc.(a)	2,262	59,378

Total Road & Rail		147,780

Semiconductors & Semiconductor Equipment - 1.8%
Integrated Silicon Solution, Inc.	2,159	47,800
IXYS Corp.	1,714	26,224
Micrel, Inc.	4,049	56,281
MKS Instruments, Inc.	4,655	176,611
Monolithic Power Systems, Inc.	2,301	116,684
Power Integrations, Inc.(a)	1,340	60,541

Total Semiconductors & Semiconductor Equipment		484,141

Software - 1.9%
Blackbaud, Inc.	2,477	141,065
Ebix, Inc.(a)	3,278	106,896
Fair Isaac Corp.	176	15,977
Mentor Graphics Corp.(a)	5,130	135,586
Monotype Imaging Holdings, Inc.(a)	2,181	52,584
Pegasystems, Inc.	2,177	49,831

Total Software		501,939

Specialty Retail - 9.1%
Aaron’s, Inc.	1,162	42,076
Abercrombie & Fitch Co. Class A(a)	9,868	212,261
Big 5 Sporting Goods Corp.	3,248	46,154
Buckle, Inc. (The)(a)	4,087	187,062
Cato Corp. (The) Class A(a)	3,698	143,334
Chico’s FAS, Inc.(a)	14,095	234,400
Children’s Place, Inc. (The)(a)	996	65,148
Destination Maternity Corp.(a)	3,603	42,011
Finish Line, Inc. (The) Class A	2,603	72,415
Group 1 Automotive, Inc.(a)	992	90,103
Guess?, Inc.(a)	18,088	346,747
Haverty Furniture Cos., Inc.	1,492	32,257
Lithia Motors, Inc. Class A(a)	860	97,318
Men’s Wearhouse, Inc. (The)(a)	4,026	257,946
Monro Muffler Brake, Inc.(a)	1,385	86,092
Pier 1 Imports, Inc.(a)	7,746	97,832
Rent-A-Center, Inc.(a)	7,459	211,463
Sonic Automotive, Inc. Class A(a)	705	16,800
Stage Stores, Inc.(a)	4,396	77,062
Stein Mart, Inc.	4,485	46,958
Winmark Corp.(a)	85	8,372

Total Specialty Retail		2,413,811

Technology Hardware, Storage & Peripherals - 1.8%
Astro-Med, Inc.	434	6,211
Lexmark International, Inc. Class A	10,736	474,531

Total Technology Hardware, Storage & Peripherals		480,742

Textiles, Apparel & Luxury Goods - 0.6%
Culp, Inc.(a)	578	17,918
Movado Group, Inc.	1,313	35,661
Oxford Industries, Inc.(a)	1,188	103,891

Total Textiles, Apparel & Luxury Goods		157,470

Thrifts & Mortgage Finance - 0.1%
Federal Agricultural Mortgage Corp. Class C	932	27,084
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	4,496	178,267
H&E Equipment Services, Inc.(a)	6,379	127,389
Houston Wire & Cable Co.(a)	3,258	32,319
Kaman Corp.(a)	2,211	92,729
TAL International Group, Inc.*(a)	11,698	369,657

Total Trading Companies & Distributors		800,361

Wireless Telecommunication Services - 0.2%
Spok Holdings, Inc.(a)	3,248	54,696

TOTAL COMMON STOCKS (Cost: $25,874,517)		26,459,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.4%

United States - 28.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(b) (Cost: $7,519,939)(c)	7,519,939	$7,519,939

TOTAL INVESTMENTS IN SECURITIES - 128.2% (Cost: $33,394,456)		33,979,368
Liabilities in Excess of Cash and Other Assets - (28.2)%		(7,474,333)

NET ASSETS - 100.0%		$26,505,035

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(c)

At June 30, 2015, the total market value of the Fund’s securities on loan was $7,820,917 and the total market value of the collateral held by the Fund was $8,006,070. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $486,131. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2015

Investments	Shares	Value
COMMON STOCKS - 100.1%

United Kingdom - 100.1%
Aerospace & Defense - 2.7%
BAE Systems PLC	63,825	$452,904
Cobham PLC	20,852	86,248
Meggitt PLC	10,678	78,324
QinetiQ Group PLC	5,511	19,440
Rolls-Royce Holdings PLC*	16,931	231,658
Senior PLC	2,275	10,269
Ultra Electronics Holdings PLC	493	13,739

Total Aerospace & Defense		892,582

Airlines - 0.4%
easyJet PLC	5,068	123,223

Auto Components - 0.2%
GKN PLC	15,741	82,808

Banks - 9.6%
Bank of Georgia Holdings PLC	701	21,498
Barclays PLC	172,815	708,003
HSBC Holdings PLC	173,696	1,557,352
Standard Chartered PLC	55,954	896,709

Total Banks		3,183,562

Beverages - 6.7%
Britvic PLC	3,744	42,248
Diageo PLC	33,590	972,545
SABMiller PLC	23,122	1,201,466

Total Beverages		2,216,259

Biotechnology - 0.1%
Abcam PLC	1,563	12,733
Genus PLC	364	8,169

Total Biotechnology		20,902

Building Products - 0.1%
James Halstead PLC	3,104	19,624

Capital Markets - 1.8%
Aberdeen Asset Management PLC	24,969	158,646
ICAP PLC	12,027	100,154
Investec PLC	9,461	85,110
Man Group PLC	31,449	77,602
Schroders PLC	2,384	119,078
Schroders PLC Non-Voting Shares	748	28,645
Tullett Prebon PLC	5,098	29,417

Total Capital Markets		598,652

Chemicals - 0.8%
Alent PLC	1,719	10,000
Croda International PLC	1,510	65,354
Elementis PLC	3,586	14,472
Essentra PLC	2,273	35,497
Johnson Matthey PLC	1,738	83,039
Synthomer PLC	4,430	21,709
Victrex PLC	1,573	47,746

Total Chemicals		277,817

Commercial Services & Supplies - 0.7%
Aggreko PLC	1,780	40,283
Berendsen PLC	1,710	27,404
G4S PLC	20,486	86,539
Homeserve PLC	4,540	30,731
Rentokil Initial PLC	15,031	34,986

Total Commercial Services & Supplies		219,943

Communications Equipment - 0.0%
Pace PLC	1,211	7,091

Construction & Engineering - 0.2%
Carillion PLC(a)	9,042	48,619
Keller Group PLC	944	15,188

Total Construction & Engineering		63,807

Containers & Packaging - 0.6%
DS Smith PLC	12,584	76,393
Rexam PLC	9,985	86,683
RPC Group PLC	2,413	25,312

Total Containers & Packaging		188,388

Distributors - 0.2%
Inchcape PLC	5,151	65,699

Diversified Financial Services - 0.4%
IG Group Holdings PLC	6,748	79,223
London Stock Exchange Group PLC	1,574	58,668

Total Diversified Financial Services		137,891

Diversified Telecommunication Services - 2.4%
BT Group PLC	87,861	622,082
Cable & Wireless Communications PLC	63,099	66,091
Inmarsat PLC	6,825	98,267

Total Diversified Telecommunication Services		786,440

Electrical Equipment - 0.0%
HellermannTyton Group PLC	2,125	11,490

Electronic Equipment, Instruments & Components - 0.5%
Electrocomponents PLC	7,799	25,978
Halma PLC	2,819	33,783
Laird PLC	4,551	26,318
Premier Farnell PLC	6,450	17,539
Renishaw PLC	632	22,771
Spectris PLC	902	29,932

Total Electronic Equipment, Instruments & Components		156,321

Energy Equipment & Services - 0.5%
Amec Foster Wheeler PLC	8,285	106,519
Hunting PLC	2,178	20,894
John Wood Group PLC	4,262	43,200

Total Energy Equipment & Services		170,613

Food Products - 0.8%
Associated British Foods PLC	3,814	172,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2015

Investments	Shares	Value
Tate & Lyle PLC	9,771	$79,831

Total Food Products		252,041

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC	7,227	122,070

Health Care Providers & Services - 0.1%
Al Noor Hospitals Group PLC	531	7,892
NMC Health PLC	913	11,415

Total Health Care Providers & Services		19,307

Hotels, Restaurants & Leisure - 1.7%
Betfair Group PLC	571	21,606
Carnival PLC	2,078	106,180
Compass Group PLC	17,613	291,681
InterContinental Hotels Group PLC	1,984	80,065
Merlin Entertainments PLC(b)	6,893	46,300
Millennium & Copthorne Hotels PLC	2,988	26,974
SSP Group PLC	1,418	6,396

Total Hotels, Restaurants & Leisure		579,202

Household Products - 2.1%
PZ Cussons PLC	3,103	17,656
Reckitt Benckiser Group PLC	7,907	682,452

Total Household Products		700,108

Industrial Conglomerates - 0.3%
Smiths Group PLC	5,703	101,261

Insurance - 4.9%
Amlin PLC	12,682	95,018
Aviva PLC	44,088	341,486
Jardine Lloyd Thompson Group PLC	2,772	45,513
Old Mutual PLC	87,778	278,168
Prudential PLC	25,717	619,822
RSA Insurance Group PLC	3,546	22,151
Standard Life PLC	31,950	223,100

Total Insurance		1,625,258

Internet Software & Services - 0.1%
Telecity Group PLC	1,342	21,697

IT Services - 0.1%
Computacenter PLC	1,721	21,003

Machinery - 0.9%
Bodycote PLC	4,316	45,750
IMI PLC	3,643	64,455
Melrose Industries PLC	11,924	46,413
Morgan Advanced Materials PLC	3,843	19,727
Rotork PLC	6,000	21,949
Spirax-Sarco Engineering PLC	594	31,676
Vesuvius PLC	3,728	24,918
Weir Group PLC (The)	2,056	54,872

Total Machinery		309,760

Media - 1.9%
Cineworld Group PLC	3,679	26,667
Daily Mail & General Trust PLC Class A Non-Voting Shares	3,779	55,213
Informa PLC	9,379	80,611
Pearson PLC	13,857	262,604
Reed Elsevier PLC	12,491	203,322

Total Media		628,417

Metals & Mining - 9.1%
Acacia Mining PLC	1,369	6,500
Anglo American PLC	33,046	477,358
Antofagasta PLC	7,990	86,642
BHP Billiton PLC	55,251	1,085,297
Evraz PLC*	14,398	27,897
Fresnillo PLC	877	9,572
Rio Tinto PLC	29,340	1,206,179
Vedanta Resources PLC(a)	12,885	105,374

Total Metals & Mining		3,004,819

Multi-Utilities - 4.7%
Centrica PLC	111,750	463,627
National Grid PLC	84,277	1,083,137

Total Multi-Utilities		1,546,764

Oil, Gas & Consumable Fuels - 16.4%
BG Group PLC	26,275	437,814
BP PLC	250,504	1,655,256
James Fisher & Sons PLC	297	6,325
Nostrum Oil & Gas PLC	2,360	21,991
Royal Dutch Shell PLC Class A	58,658	1,648,072
Royal Dutch Shell PLC Class B	57,890	1,645,158

Total Oil, Gas & Consumable Fuels		5,414,616

Paper & Forest Products - 0.2%
Mondi PLC	3,727	80,360

Personal Products - 2.3%
Unilever PLC	17,783	763,508

Pharmaceuticals - 9.5%
AstraZeneca PLC	22,854	1,444,529
Dechra Pharmaceuticals PLC	625	9,662
GlaxoSmithKline PLC	79,429	1,652,041
Hikma Pharmaceuticals PLC	616	18,727

Total Pharmaceuticals		3,124,959

Professional Services - 0.4%
Hays PLC	11,844	30,437
Intertek Group PLC	1,478	56,949
Michael Page International PLC	3,326	28,508
WS Atkins PLC	1,181	28,157

Total Professional Services		144,051

Real Estate Investment Trusts (REITs) - 0.5%
Hammerson PLC	9,517	92,124
Segro PLC	11,634	74,249

Total Real Estate Investment Trusts (REITs)		166,373

Real Estate Management & Development - 0.1%
Savills PLC	1,223	18,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2015

Investments	Shares	Value
Road & Rail - 0.1%
National Express Group PLC	8,398	$40,600
Northgate PLC	1,041	9,414

Total Road & Rail		50,014

Semiconductors & Semiconductor Equipment - 0.2%
ARM Holdings PLC	3,817	62,251

Software - 0.5%
AVEVA Group PLC	178	5,061
Fidessa Group PLC	430	15,385
Micro Focus International PLC	1,739	37,222
Sage Group PLC (The)	11,705	94,344

Total Software		152,012

Specialty Retail - 0.6%
Dixons Carphone PLC	4,123	29,406
JD Sports Fashion PLC	1,052	11,697
Kingfisher PLC	26,105	142,585

Total Specialty Retail		183,688

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	3,624	89,538
Ted Baker PLC	379	17,381

Total Textiles, Apparel & Luxury Goods		106,919

Tobacco - 8.3%
British American Tobacco PLC	31,869	1,711,611
Imperial Tobacco Group PLC	21,119	1,018,669

Total Tobacco		2,730,280

Trading Companies & Distributors - 0.5%
Ashtead Group PLC	2,677	46,269
Bunzl PLC	2,931	80,115
Diploma PLC	1,301	16,532
SIG PLC	4,076	12,853

Total Trading Companies & Distributors		155,769

Transportation Infrastructure - 0.1%
BBA Aviation PLC	5,709	27,088

Wireless Telecommunication Services - 5.1%
Vodafone Group PLC	464,811	1,680,223

TOTAL COMMON STOCKS (Cost: $34,432,201)		33,015,125

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.19%(c) (Cost: $150,203)(d)	150,203	150,203

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $34,582,404)		33,165,328
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.5)%		(179,935)

NET ASSETS - 100.0%		$32,985,393

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2015.
(d)

At June 30, 2015, the total market value of the Fund’s securities on loan was $142,555 and the total market value of the collateral held by the Fund was $150,203. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2015, the Trust offered 75 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update 2013-08, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets Dividend Growth Fund (“Emerging Markets Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree Europe Dividend Growth Fund (“Europe Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Dividend Growth Fund (“Global ex-U.S. Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Hedged Dividend Growth Fund (“International Hedged Dividend Growth Fund”)	May 7, 2014
WisdomTree International Hedged SmallCap Dividend Fund (“International Hedged SmallCap Dividend Fund”)	June 4, 2015
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Dividend Growth Fund (“Japan Dividend Growth Fund”)	May 28, 2015
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund”)	April 8, 2014
WisdomTree Japan Hedged Dividend Growth Fund (“Japan Hedged Dividend Growth Fund”)	April 9, 2015
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund”)	April 8, 2014
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund”)	April 8, 2014
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund”)	November 7, 2013
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Dividend Growth Fund (“U.S. Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Growth Fund (“U.S. SmallCap Dividend Growth Fund”)	July 25, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013

Notes to Schedule of Investments (unaudited)(continued)

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

Consolidation of Subsidiaries

The consolidated schedule of investments of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Korea Hedged Equity Fund, which values forward foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited)(continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$51,051,524	$—	$—
Rights*	—	3,627	—
Exchange-Traded Funds and Notes	1,453,884	—	—
Investment of Cash Collateral for Securities Loaned	—	2,882,797	—

Total	$52,505,408	$2,886,424	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	46	—

Total - Net	$52,505,408	$2,886,470	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$43,307,044	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,094,310	—

Total	$43,307,044	$3,094,310	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(75)	—

Total - Net	$43,307,044	$3,094,235	$—

China Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks
Hotels, Restaurants & Leisure	$—	$70,403	$—
Pharmaceuticals	577,087	—	26,736	**
Semiconductors & Semiconductor Equipment	77,349	—	140,542	**
Other*	15,181,342	—	—

Total	$15,835,778	$70,403	$167,278

Notes to Schedule of Investments (unaudited)(continued)

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,036,993	$—	$—
Exchange-Traded Fund	24,464	—	—
Investment of Cash Collateral for Securities Loaned	—	835,186	—

Total	$11,061,457	$835,186	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	43	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(134)	—

Total - Net	$11,061,457	$835,095	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$340,519,095	$—	$—
Rights
Singapore	—	6,562	—
Other*	63,329	—	—
Exchange-Traded Fund	1,409,076	—	—
Investment of Cash Collateral for Securities Loaned	—	8,570,894	—

Total	$341,991,500	$8,577,456	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(165)	—

Total - Net	$341,991,500	$8,577,293	$—

DEFA Fund	Level 1	Level 2	Level 3
Common Stocks*	$690,090,323	$—	$—
Rights
Singapore	—	9,784	—
Other*	85,010	—	—
Exchange-Traded Fund	1,267,181	—	—
Investment of Cash Collateral for Securities Loaned	—	21,048,738	—

Total	$691,442,514	$21,058,522	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	602	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,380)	—

Total - Net	$691,442,514	$21,056,744	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,105,630,753	$—	$—
Exchange-Traded Funds	2,627,814	—	—
Investment of Cash Collateral for Securities Loaned	—	123,878,990	—

Total	$1,108,258,567	$123,878,990	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$135,206,250	$—	$—
Exchange-Traded Fund	200,968	—	—
Investment of Cash Collateral for Securities Loaned	—	7,721,120	—

Total	$135,407,218	$7,721,120	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
China	$5,655,905	$128,814	$—
Malaysia	608,624	—	2,137	**
Other*	13,092,969	—	—
Warrants*	108	460	—
Investment of Cash Collateral for Securities Loaned	—	1,665,437	—

Total	$19,357,606	$1,794,711	$2,137

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$41,366,949	$—	$—
Rights*	185	—	—
Warrants
Malaysia	285	—	—
Thailand	—	5,708	—
Exchange-Traded Note	1,381,000	—	—
Investment of Cash Collateral for Securities Loaned	—	779,553	—

Total	$42,748,419	$785,261	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(389)	—

Total - Net	$42,748,419	$784,872	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,212,539,870	$—	$—
Exchange-Traded Fund	1,680,263	—	—
Investment of Cash Collateral for Securities Loaned	—	49,394,479	—

Total	$2,214,220,133	$49,394,479	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,196)	—

Total - Net	$2,214,220,133	$49,393,283	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$488,467	$—	$54,723	**
India	210,314	—	130	**
Other*	1,680,046	—	—
Investment of Cash Collateral for Securities Loaned	—	33,247	—

Total	$2,378,827	$33,247	$54,853

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Malaysia	$81,549,759	$—	$128,899	**
South Korea	144,603,158	960,009	—
Other*	1,103,591,816	—	—
Rights*	11,830	—	—
Warrants
Malaysia	32,809	—	—
Thailand	—	157,374	—
Exchange-Traded Note	11,671,334	—	—
Investment of Cash Collateral for Securities Loaned	—	68,416,649	—

Total	$1,341,460,706	$69,534,032	$128,899

Unrealized Appreciation on Forward Foreign Currency Contracts	—	239	—

Total - Net	$1,341,460,706	$69,534,271	$128,899

Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$976,148,335	$—	$—
Exchange-Traded Fund	924,316	—	—
Investment of Cash Collateral for Securities Loaned	—	64,493,388	—

Total	$977,072,651	$64,493,388	$—

Europe Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,072,903	$—	$—
Rights*	649	—	—
Investment of Cash Collateral for Securities Loaned	—	138,172	—

Total	$17,073,552	$138,172	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2)	—

Total - Net	$17,073,552	$138,170	$—

Notes to Schedule of Investments (unaudited)(continued)

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,807,675,802	$—	$—
Rights*	1,592,905	—	—
Investment of Cash Collateral for Securities Loaned	—	355,073,884	—

Total	$19,809,268,707	$355,073,884	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	48,456,390	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(355,134,407)	—

Total - Net	$19,809,268,707	$48,395,867	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$216,518,789	$—	$—
Rights*	140,827	—	—
Investment of Cash Collateral for Securities Loaned	—	6,957,929	—

Total	$216,659,616	$6,957,929	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	31,875	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,617,530)	—

Total - Net	$216,659,616	$3,372,274	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$30,159,850	$—	$0	**
Other*	948,345,427	—	—
Exchange-Traded Fund	3,791,010	—	—
Investment of Cash Collateral for Securities Loaned	—	39,285,328	—

Total	$982,296,287	$39,285,328	$0

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,805	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(471)	—

Total - Net	$982,296,287	$39,286,662	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$367,379,455	$—	$—
Investment of Cash Collateral for Securities Loaned	—	11,853,936	—

Total	$367,379,455	$11,853,936	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	396,762	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,716,656)	—

Total - Net	$367,379,455	$6,534,042	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$125,431,270	$—	$—
Rights*	15,290	—	—
Exchange-Traded Funds	132,747	—	—
Investment of Cash Collateral for Securities Loaned	—	17,395,959	—

Total	$125,579,307	$17,395,959	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	127	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(159)	—

Total - Net	$125,579,307	$17,395,927	$—

Notes to Schedule of Investments (unaudited)(continued)

Global ex-U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$84,598,958	$—	$—
Exchange-Traded Funds and Notes	1,938,616	—	—
Investment of Cash Collateral for Securities Loaned	—	5,613,009	—

Total	$86,537,574	$5,613,009	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(168)	—

Total - Net	$86,537,574	$5,612,841	$—

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,375,240	$—	$—
Rights*	144	—	—
Exchange-Traded Fund	29,704	—	—

Total	$2,405,088	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,041	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(21,508)	—

Total - Net	$2,405,088	$(17,467)	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
Malaysia	$1,402,408	$—	$9,270	**
Other*	120,399,235	—	—
Warrants*	6,058	—	—
Exchange-Traded Fund	43,952	—	—
Investment of Cash Collateral for Securities Loaned	—	13,423,194	—

Total	$121,851,653	$13,423,194	$9,270

Unrealized Appreciation on Forward Foreign Currency Contracts	—	88	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(103)	—

Total - Net	$121,851,653	$13,423,179	$9,270

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$21,777,522	$—	$—
Exchange-Traded Funds and Notes	310,557	—	—
Investment of Cash Collateral for Securities Loaned	—	5,362,558	—

Total	$22,088,079	$5,362,558	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	10	—

Total - Net	$22,088,079	$5,362,568	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,954,429	$—	$—
Rights*	9,210	—	—
Exchange-Traded Funds and Notes	64,577	—	—
Investment of Cash Collateral for Securities Loaned	—	4,529,485	—

Total	$20,028,216	$4,529,485	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3)	—

Total - Net	$20,028,216	$4,529,482	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Foreign Corporate Bond	$—	$4,478,786	$—
Common Stocks
Electric Utilities	44,831,613	—	1,265,197	**
Gas Utilities	28,060,060	—	1,613,068	**
Paper & Forest Products	—	—	12,958	**
Real Estate Management & Development	17,100,898	—	0	**
Other*	2,435,155,766	—	—

Total	$2,525,148,337	$4,478,786	$2,891,223

Notes to Schedule of Investments (unaudited)(continued)

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$333,873,174	$—	$—
Rights*	264,089	—	—
Exchange-Traded Fund	617,926	—	—
Investment of Cash Collateral for Securities Loaned	—	3,475,273	—

Total	$334,755,189	$3,475,273	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	229	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4)	—

Total - Net	$334,755,189	$3,475,498	$—

International Hedged Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$359,673,082	$—	$—
Investment of Cash Collateral for Securities Loaned	—	8,282,788	—

Total	$359,673,082	$8,282,788	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	367,429	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,982,147)	—

Total - Net	$359,673,082	$2,668,070	$—

International Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$2,358,932	$—	$—

Total	$2,358,932	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	7,077	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(25,690)	—

Total - Net	$2,358,932	$(18,613)	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$392,403,892	$—	$—
Rights*	54,475	—	—
Exchange-Traded Fund	1,192,101	—	—
Investment of Cash Collateral for Securities Loaned	—	7,346,863	—

Total	$393,650,468	$7,346,863	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,593	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(84)	—

Total - Net	$393,650,468	$7,348,372	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$157,810,096	$—	$—
Rights
Singapore	—	10,077	—
Other*	11,756	—	—
Exchange-Traded Funds	332,804	—	—
Investment of Cash Collateral for Securities Loaned	—	21,998,745	—

Total	$158,154,656	$22,008,822	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	302	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(105)	—

Total - Net	$158,154,656	$22,009,019	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$132,207,428	$—	$13,730	**
Spain	8,594,998	—	0	**
Other*	935,207,359	—	—
Warrants*	—	2,291	—
Exchange-Traded Funds	1,190,900	—	—
Investment of Cash Collateral for Securities Loaned	—	68,787,284	—

Total	$1,077,200,685	$68,789,575	$13,730

Unrealized Appreciation on Forward Foreign Currency Contracts	—	485	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,139)	—

Total - Net	$1,077,200,685	$68,788,921	$13,730

Notes to Schedule of Investments (unaudited)(continued)

Japan Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,438,117	$—	$—

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,867,577	$—	$—
Investment of Cash Collateral for Securities Loaned	—	875,337	—

Total	$2,867,577	$875,337	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	359	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(42,253)	—

Total - Net	$2,867,577	$833,443	$—

Japan Hedged Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,683,132	$—	$—
Investment of Cash Collateral for Securities Loaned	—	181,259	—

Total	$15,683,132	$181,259	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,394	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(233,815)	—

Total - Net	$15,683,132	$(44,162)	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$18,292,415,615	$—	$—
Investment of Cash Collateral for Securities Loaned	—	852,128,671	—

Total	$18,292,415,615	$852,128,671	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	10,749,650	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(256,315,218)	—

Total - Net	$18,292,415,615	$606,563,103	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$31,403,787	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,871,019	—

Total	$31,403,787	$2,871,019	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,988	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(408,256)	—

Total - Net	$31,403,787	$2,464,751	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,772,392	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,220,563	—

Total	$4,772,392	$1,220,563	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	326	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(65,108)	—

Total - Net	$4,772,392	$1,155,781	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$32,248,302	$—	$—
Investment of Cash Collateral for Securities Loaned	—	9,557,639	—

Total	$32,248,302	$9,557,639	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,084	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(464,823)	—

Total - Net	$32,248,302	$9,095,900	$—

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$202,597,396	$—	$—
Investment of Cash Collateral for Securities Loaned	—	21,813,016	—

Total	$202,597,396	$21,813,016	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	56,296	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,862,199)	—

Total - Net	$202,597,396	$19,007,113	$—

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,533,305	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,144,281	—

Total	$4,533,305	$1,144,281	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	592	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(65,023)	—

Total - Net	$4,533,305	$1,079,850	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$328,104,874	$—	$—
Exchange-Traded Fund	1,575,860	—	—
Investment of Cash Collateral for Securities Loaned	—	29,664,744	—

Total	$329,680,734	$29,664,744	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(237)	—

Total - Net	$329,680,734	$29,664,507	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Metals & Mining	$2,559,836	$334,823	$—
Other*	24,313,353	—	—
Rights*	—	1,406	—
Investment of Cash Collateral for Securities Loaned	—	160,500	—

Total	$26,873,189	$496,729	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	107,242	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(56,052)	—

Total - Net	$26,873,189	$547,919	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,806,885,907	$—	$—
Exchange-Traded Fund	2,263,547	—	—
Investment of Cash Collateral for Securities Loaned	—	41,240,814	—

Total	$1,809,149,454	$41,240,814	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$29,499,977	$—	$—
Exchange-Traded Funds	199,439	—	—
Investment of Cash Collateral for Securities Loaned	—	7,631,967	—

Total	$29,699,416	$7,631,967	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,559,487,066	$—	$—
Exchange-Traded Fund	958,970	—	—
Investment of Cash Collateral for Securities Loaned	—	314,363,923	—

Total	$1,560,446,036	$314,363,923	$—

Notes to Schedule of Investments (unaudited)(continued)

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$770,900,824	$—	$—
Exchange-Traded Fund	2,286,343	—	—
Investment of Cash Collateral for Securities Loaned	—	140,806,440	—

Total	$773,187,167	$140,806,440	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Qatar	$10,758,553	$67,386	$—
Other*	20,880,138	—	—
Convertible Bonds	—	—	23,539	**

Total	$31,638,691	$67,386	$23,539

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12)	—

Total - Net	$31,638,691	$67,374	$23,539

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,254,852,634	$—	$—
Exchange-Traded Fund	2,664,412	—	—
Investment of Cash Collateral for Securities Loaned	—	298,481,217	—

Total	$1,257,517,046	$298,481,217	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$433,219,437	$—	$—
Exchange-Traded Fund	1,333,466	—	—
Investment of Cash Collateral for Securities Loaned	—	125,280,691	—

Total	$434,552,903	$125,280,691	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$521,565,430	$—	$—
Exchange-Traded Fund	32,067	—	—
Investment of Cash Collateral for Securities Loaned	—	28,448,747	—

Total	$521,597,497	$28,448,747	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$95,677,011	$—	$—
Investment of Cash Collateral for Securities Loaned	—	23,690,721	—

Total	$95,677,011	$23,690,721	$—

U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$488,611,857	$—	$—
Investment of Cash Collateral for Securities Loaned	—	19,435,978	—

Total	$488,611,857	$19,435,978	$—

U.S. SmallCap Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$26,459,429	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,519,939	—

Total	$26,459,429	$7,519,939	$—

Notes to Schedule of Investments (unaudited)(continued)

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$33,015,125	$—	$—
Investment of Cash Collateral for Securities Loaned	—	150,203	—

Total	$33,015,125	$150,203	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,282	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,121,378)	—

Total - Net	$33,015,125	$(969,893)	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.
**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during period ended June 30, 2015. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from	Transfers from	Transfers from	Transfers from
Fund	Level 1 to Level 2[1]	Level 1 to Level 3[2]	Level 2 to Level 1[3]	Level 2 to Level 3[4]
China Dividend ex-Financials Fund	$64,136	$478,680	$75,019	$—
Emerging Markets Consumer Growth Fund	114,267	—	59,942	—
Emerging Markets ex-State-Owned Enterprises Fund	—	117,995	11,670	—
Emerging Markets SmallCap Dividend Fund	1,102,556	—	5,475,562	—
India Earnings Fund (consolidated)	—	1,123,877	—	—
International SmallCap Dividend Fund	—	35,481	972,986	—
Korea Hedged Equity Fund	256,878	—	—	—
Middle East Dividend Fund	89,066	—	131,628	23,345
SmallCap Dividend Fund	—	—	66,688	—

[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of June 30, 2015
[2]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments as of June 30, 2015.
[3]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments as of June 30, 2015.
[4]	Transfers from Level 2 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments as of June 30, 2015.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks
	Pharmaceuticals	Semiconductors & Semiconductor Equipment
China Dividend ex-Financials Fund
Balance as of March 31, 2015	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	2	(311,404)
Purchases	—	—
Sales	—	—
Transfers into Level 3	26,734	451,946
Transfers out of Level 3	—	—
Balance as of June 30, 2015	$26,736	$140,542

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015 is:	$2	$(311,404)

	Common Stocks
	China	India
Emerging Markets ex-State-Owned Enterprises Fund
Balance as of March 31, 2015	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(63,272)	(9)
Purchases	—	139
Sales	—	—
Transfers into Level 3	117,995	—
Transfers out of Level 3	—	—
Balance as of June 30, 2015	$54,723	$130

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015 is:	$(63,272)	$(9)

The following is a summary of the significant unobservable inputs used as of June 30, 2015 in valuing Level 3 securities:

Fund	Fair Value	Valuation Technique	Unobservable Input	Range of Input Values		Weighted Average of Input Values	Impact to Fair Value from an Increase in Input
China Dividend ex-Financials Fund
Common Stocks
Pharmaceuticals	$26,736	Market Approach	Last Close	4.41 HKD	4.41 HKD	4.41 HKD	Increase
Semiconductors & Semiconductor Equipment	140,542	Market Approach	Last Close	2.17 HKD	3.91 HKD	2.95 HKD	Increase

Total	$167,278

Emerging Markets ex-State-Owned Enterprises Fund
Common Stocks
China	$26,167	Market Approach	Last Close	4.41 HKD	4.41 HKD	4.41 HKD	Increase
	28,556	Market Approach	Last Close	2.17 HKD	3.91 HKD	2.95 HKD	Increase
India	130	Market Approach	Intrinsic value*	47.19 INR	47.19 INR	47.19 INR	Increase

Total	$54,853

*	Intrinsic value represents the price change of parent company related to the spin-off shares received.

Notes to Schedule of Investments (unaudited)(continued)

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the period ended June 30, 2015 which are detailed in the tables herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at June 30, 2015 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At June 30, 2015, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the period ended June 30, 2015, which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

During the period ended June 30, 2015, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$34,716	$17,834
Australia Dividend Fund
Foreign exchange contracts	—	7,722
China Dividend ex-Financials Fund
Foreign exchange contracts	—	3,396
Commodity Country Equity Fund
Foreign exchange contracts	3,734	10,992
DEFA Equity Income Fund
Foreign exchange contracts	429	411,210
DEFA Fund
Foreign exchange contracts	109,986	747,074
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	18,750	29,218
Emerging Markets Dividend Growth Fund
Foreign exchange contracts	—	26,360
Emerging Markets Equity Income Fund
Foreign exchange contracts	1,160,553	3,402,471
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	—	744,174
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	1,544,482	1,342,133
Europe Dividend Growth Fund
Foreign exchange contracts	—	1,579

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Europe Hedged Equity Fund
Foreign exchange contracts	19,677,126,243	39,148,899,641
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	192,783,656	381,654,286
Europe SmallCap Dividend Fund
Foreign exchange contracts	687,423	677,757
Germany Hedged Equity Fund
Foreign exchange contracts	341,075,095	672,293,440
Global Equity Income Fund
Foreign exchange contracts	17,971	114,388
Global ex-U.S. Dividend Growth Fund
Foreign exchange contracts	—	187,747
Global ex-U.S. Hedged Dividend Fund[1]
Foreign exchange contracts	2,374,947	4,643,508
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	287,396	220,160
Global ex-U.S. Utilities Fund
Foreign exchange contracts	2,266	4,999
Global Natural Resources Fund
Foreign exchange contracts	9,805	8,232
International Dividend ex-Financials Fund
Foreign exchange contracts	—	191,543
International Hedged Dividend Growth Fund
Foreign exchange contracts	295,006,060	585,140,856
International Hedged SmallCap Dividend Fund[1]
Foreign exchange contracts	2,349,203	4,634,383
International LargeCap Dividend Fund
Foreign exchange contracts	126,622	283,990
International MidCap Dividend Fund
Foreign exchange contracts	43,113	63,114
International SmallCap Dividend Fund
Foreign exchange contracts	383,444	1,118,446
Japan Hedged Capital Goods Fund
Foreign exchange contracts	2,869,042	5,768,174
Japan Hedged Dividend Growth Fund[2]
Foreign exchange contracts	14,856,226	28,803,400
Japan Hedged Equity Fund
Foreign exchange contracts	17,269,419,775	34,713,586,601

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Japan Hedged Financials Fund
Foreign exchange contracts	17,336,654	34,861,368
Japan Hedged Health Care Fund
Foreign exchange contracts	4,246,745	8,554,834
Japan Hedged Real Estate Fund
Foreign exchange contracts	33,615,176	66,288,595
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	169,492,964	339,536,621
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	4,514,975	9,092,894
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	126,712
Korea Hedged Equity Fund
Foreign exchange contracts	19,434,650	46,936,574
Middle East Dividend Fund
Foreign exchange contracts	23,543	48,546
United Kingdom Hedged Equity Fund
Foreign exchange contracts	32,762,306	65,594,875

[1]	For the period June 4, 2015 (commencement of operations) through June 30, 2015.
[2]	For the period April 9, 2015 (commencement of operations) through June 30, 2015.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Europe Hedged Equity Fund, Europe Hedged SmallCap Equity Fund, Germany Hedged Equity Fund, International Hedged Dividend Growth Fund, Japan Hedged Capital Goods Fund, Japan Hedged Equity Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Korea Hedged Equity Fund and the United Kingdom Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Notes to Schedule of Investments (unaudited)(continued)

The following Forward Contracts were open at June 30, 2015:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Asia Pacific ex-Japan Fund	7/2/2015	AUD	67,000	USD	51,542	$46

Australia Dividend Fund	7/1/2015	AUD	18,000	USD	13,760	$(75)

Commodity Country Equity Fund	7/1/2015	AUD	4,525	USD	3,479	$1
	7/1/2015	NZD	1,450	USD	993	13
	7/1/2015	ZAR	176,870	USD	14,438	(134)
	7/2/2015	AUD	6,350	USD	4,894	13
	7/2/2015	CAD	2,995	USD	2,415	16

						$(91)

DEFA Equity Income Fund	7/6/2015	AUD	539,390	USD	414,525	$(50)
	7/6/2015	CHF	7,891	USD	8,433	(11)
	7/6/2015	EUR	163,147	USD	181,723	(55)
	7/6/2015	GBP	19,173	USD	30,122	(31)
	7/6/2015	HKD	2,556,452	USD	329,739	(18)
	7/6/2015	JPY	8,785,459	USD	71,799	2

						$(163)

DEFA Fund	7/1/2015	AUD	228,100	USD	174,558	$(760)
	7/1/2015	EUR	172,942	USD	192,957	265
	7/1/2015	JPY	73,795,422	USD	601,469	(1,607)
	7/2/2015	AUD	316,086	USD	243,174	231
	7/2/2015	GBP	22,347	USD	35,185	39
	7/2/2015	HKD	1,753,810	USD	226,220	(3)
	7/2/2015	ILS	177,476	USD	47,081	35
	7/2/2015	JPY	3,417,586	USD	27,961	32
	7/2/2015	SGD	75,465	USD	56,036	(10)

						$(1,778)

Emerging Markets Dividend Growth Fund	7/1/2015	BRL	30,000	USD	9,606	$(52)
	7/1/2015	ZAR	390,000	USD	31,794	(337)

						$(389)

Emerging Markets Equity Income Fund	7/2/2015	HKD	3,900,000	USD	503,028	$(32)
	7/2/2015	ZAR	9,991,886	USD	822,044	(1,164)

						$(1,196)

Emerging Markets SmallCap Dividend Fund	7/2/2015	USD	266,297	TRY	714,050	$239

Europe Dividend Growth Fund	7/2/2015	GBP	1,800	USD	2,829	$(2)

Europe Hedged Equity Fund	7/1/2015	EUR	134,621	USD	150,000	$6
	7/2/2015	EUR	1,470,176,123	USD	1,615,156,071	(22,914,049)
	7/2/2015	EUR	1,839,582,149	USD	2,018,945,088	(30,717,197)
	7/2/2015	EUR	101,750,674	USD	111,595,967	(1,774,625)
	7/2/2015	EUR	1,471,500,805	USD	1,615,156,071	(24,390,009)
	7/2/2015	EUR	1,652,146,530	USD	1,817,050,579	(23,770,954)
	7/2/2015	EUR	1,469,004,785	USD	1,615,156,071	(21,608,944)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/2/2015	EUR	1,469,780,119	USD	1,615,156,071	(22,472,822)
	7/2/2015	EUR	1,469,278,732	USD	1,615,156,071	(21,914,176)
	7/2/2015	EUR	1,473,003,836	USD	1,615,156,071	(26,064,686)
	7/2/2015	EUR	460,212,968	USD	504,736,272	(8,032,981)
	7/2/2015	EUR	1,656,736,474	USD	1,817,050,579	(28,885,069)
	7/2/2015	EUR	1,564,704,119	USD	1,716,103,325	(27,289,881)
	7/2/2015	EUR	22,638,566	USD	24,826,991	(396,898)
	7/2/2015	EUR	22,638,009	USD	24,826,991	(396,277)
	7/2/2015	EUR	628,102,944	USD	688,853,061	(10,979,190)
	7/2/2015	EUR	1,760,575,417	USD	1,935,775,558	(25,857,432)
	7/2/2015	EUR	101,755,127	USD	111,595,967	(1,779,587)
	7/2/2015	EUR	101,762,086	USD	111,595,967	(1,787,341)
	7/2/2015	EUR	101,755,684	USD	111,595,967	(1,780,208)
	7/2/2015	EUR	22,637,864	USD	24,826,991	(396,116)
	7/2/2015	EUR	22,639,227	USD	24,826,991	(397,634)
	7/2/2015	EUR	9,110,087	USD	9,930,796	(219,662)
	7/2/2015	EUR	8,921,306	USD	9,930,796	(9,322)
	7/2/2015	EUR	88,127,650	USD	99,307,964	1,116,144
	7/2/2015	EUR	5,958,033	USD	6,620,531	(17,909)
	7/2/2015	EUR	2,953,769	USD	3,310,265	19,176
	7/2/2015	EUR	29,432,666	USD	33,102,655	308,780
	7/2/2015	EUR	73,205,889	USD	82,756,768	1,190,773
	7/2/2015	EUR	2,928,133	USD	3,310,134	47,609
	7/2/2015	EUR	17,623,341	USD	19,861,593	225,668
	7/2/2015	EUR	11,611,137	USD	13,241,062	303,934
	7/2/2015	EUR	71,036,565	USD	79,446,371	297,436
	7/2/2015	EUR	186,457,312	USD	208,546,723	796,001
	7/2/2015	EUR	23,660,281	USD	26,482,124	119,841
	7/2/2015	EUR	8,906,320	USD	9,930,796	7,375
	7/2/2015	EUR	8,974,606	USD	10,000,000	494
	7/2/2015	USD	307,904,498	EUR	270,155,649	(6,897,095)
	7/2/2015	USD	196,494,119	EUR	176,350,010	(4,952)
	7/2/2015	USD	1,804,549,158	EUR	1,609,767,313	(10,946,545)
	7/2/2015	USD	1,002,527,310	EUR	895,433,467	(4,835,412)
	7/2/2015	USD	501,263,655	EUR	447,516,878	(2,640,385)
	7/2/2015	USD	601,516,386	EUR	537,404,079	(2,740,803)
	7/2/2015	USD	1,604,043,696	EUR	1,440,283,466	720,028
	7/2/2015	USD	1,604,043,696	EUR	1,432,821,524	(7,594,067)
	7/2/2015	USD	1,804,549,158	EUR	1,619,591,777	(128)
	7/2/2015	USD	1,604,043,696	EUR	1,439,637,135	(114)
	7/2/2015	USD	1,403,538,234	EUR	1,255,176,385	(5,020,805)
	7/2/2015	USD	1,604,043,696	EUR	1,434,743,914	(5,452,140)
	7/2/2015	USD	1,804,549,158	EUR	1,618,574,902	(1,133,130)
	7/2/2015	USD	1,403,538,234	EUR	1,258,891,590	(881,324)
	7/2/2015	USD	196,494,129	EUR	176,345,746	(9,713)
	7/2/2015	USD	1,604,043,700	EUR	1,437,572,773	(2,300,230)
	7/2/2015	USD	1,704,296,427	EUR	1,529,614,456	(121)
	7/2/2015	USD	196,494,119	EUR	176,345,737	(9,713)
	7/2/2015	USD	196,494,119	EUR	176,354,442	(14)
	7/2/2015	USD	196,494,110	EUR	176,338,607	(17,648)
	8/4/2015	EUR	1,609,107,019	USD	1,804,549,158	10,915,785
	8/4/2015	EUR	895,048,938	USD	1,002,527,310	4,837,518
	8/4/2015	EUR	447,325,184	USD	501,263,655	2,640,897
	8/4/2015	EUR	537,182,833	USD	601,516,386	2,731,442
	8/4/2015	EUR	1,432,239,417	USD	1,604,043,696	7,560,438
	8/4/2015	EUR	1,618,916,139	USD	1,804,549,158	(18,208)
	8/4/2015	EUR	1,439,688,820	USD	1,604,043,696	(743,235)
	8/4/2015	EUR	1,439,036,568	USD	1,604,043,696	(16,185)
	8/4/2015	EUR	1,434,178,196	USD	1,604,043,696	5,399,327
	8/4/2015	EUR	1,617,905,914	USD	1,804,549,158	1,107,866
	8/4/2015	EUR	1,254,654,641	USD	1,403,538,234	5,004,507
	8/4/2015	EUR	1,258,394,959	USD	1,403,538,234	835,263
	8/4/2015	EUR	1,436,985,512	USD	1,604,043,700	2,270,082
	8/4/2015	EUR	44,628,570	USD	49,742,602	(3,804)
	8/4/2015	EUR	1,528,974,982	USD	1,704,296,427	(15,667)

						$(306,678,017)

Europe Hedged SmallCap Equity Fund	7/2/2015	EUR	2	USD	2	$—
	7/2/2015	EUR	49,967,834	USD	54,796,526	(877,631)
	7/2/2015	EUR	49,965,146	USD	54,796,526	(874,636)
	7/2/2015	EUR	49,964,827	USD	54,796,526	(874,281)
	7/2/2015	EUR	49,966,376	USD	54,796,526	(876,007)
	7/2/2015	EUR	12,007,351	USD	13,366,043	(12,547)
	7/2/2015	EUR	1,182,355	USD	1,336,604	19,224
	7/2/2015	USD	3,830,000	EUR	3,360,445	(85,792)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/2/2015	USD	46,011,750	EUR	41,293,549	(2,481)
	7/2/2015	USD	2	EUR	2	—
	7/2/2015	USD	46,011,749	EUR	41,297,996	2,475
	7/2/2015	USD	46,011,750	EUR	41,292,067	(4,132)
	7/2/2015	USD	46,011,750	EUR	41,292,067	(4,132)
	7/2/2015	USD	2	EUR	2	—
	7/2/2015	USD	46,011,750	EUR	41,293,549	(2,481)
	8/4/2015	EUR	39,528,118	USD	44,063,179	2,125
	8/4/2015	EUR	39,533,082	USD	44,063,178	(3,410)
	8/4/2015	EUR	39,527,409	USD	44,063,179	2,915
	8/4/2015	EUR	39,527,409	USD	44,063,179	2,915
	8/4/2015	EUR	39,528,118	USD	44,063,179	2,125
	8/4/2015	EUR	2	USD	2	—
	8/4/2015	USD	1,258,947	EUR	1,129,515	96

						$(3,585,655)

Europe SmallCap Dividend Fund	7/1/2015	CHF	253,903	NOK	2,150,000	$1,591
	7/1/2015	CHF	180,000	USD	192,410	(196)
	7/1/2015	GBP	49,636	EUR	70,000	(69)
	7/1/2015	GBP	108,000	USD	169,645	(206)
	7/1/2015	NOK	750,000	USD	95,543	214

						$1,334

Germany Hedged Equity Fund	7/1/2015	EUR	38,587	USD	43,000	$6
	7/2/2015	EUR	63,502,130	USD	69,643,612	(1,110,457)
	7/2/2015	EUR	63,502,188	USD	69,643,612	(1,110,521)
	7/2/2015	EUR	63,502,249	USD	69,643,615	(1,110,586)
	7/2/2015	EUR	63,506,587	USD	69,643,610	(1,115,425)
	7/2/2015	EUR	63,502,594	USD	69,643,612	(1,110,973)
	7/2/2015	EUR	5,451,176	USD	6,109,089	35,390
	7/2/2015	EUR	9,514,698	USD	10,690,905	89,629
	7/2/2015	EUR	8,040,179	USD	9,163,633	205,266
	7/2/2015	EUR	12,290,424	USD	13,745,450	51,461
	7/2/2015	EUR	5,483,833	USD	6,109,089	(998)
	7/2/2015	EUR	2,739,433	USD	3,054,544	2,268
	7/2/2015	USD	654,000	EUR	584,874	(2,333)
	7/2/2015	USD	6,047,000	EUR	5,305,643	(135,453)
	7/2/2015	USD	78,077,954	EUR	70,073,588	(1,968)
	7/2/2015	USD	78,077,954	EUR	70,071,890	(3,859)
	7/2/2015	USD	78,077,954	EUR	70,079,123	4,199
	7/2/2015	USD	78,077,958	EUR	70,071,894	(3,859)
	7/2/2015	USD	78,077,951	EUR	70,071,825	(3,930)
	8/4/2015	EUR	66,609,968	USD	74,248,000	(549)
	8/4/2015	EUR	66,607,100	USD	74,248,000	2,648
	8/4/2015	EUR	66,614,630	USD	74,248,000	(5,745)
	8/4/2015	EUR	66,606,861	USD	74,248,000	2,914
	8/4/2015	EUR	66,606,801	USD	74,248,000	2,981

						$(5,319,894)

Global Equity Income Fund	7/1/2015	AUD	38,148	USD	29,161	$(159)
	7/1/2015	EUR	26,550	USD	29,599	16
	7/2/2015	AUD	51,209	USD	39,470	111

						$(32)

Global ex-U.S. Dividend Growth Fund	7/1/2015	BRL	61,327	USD	19,574	$(168)

Global ex-U.S. Hedged Dividend Fund	7/2/2015	CHF	191,339	USD	204,964	$224
	7/2/2015	CZK	30,053	USD	1,219	(9)
	7/2/2015	DKK	226,318	USD	33,786	(17)
	7/2/2015	EUR	514,158	USD	572,364	(511)
	7/2/2015	GBP	260,015	USD	398,417	(10,509)
	7/2/2015	HUF	156,278	USD	560	8
	7/2/2015	ILS	39,967	USD	10,373	(222)
	7/2/2015	NOK	105,874	USD	13,495	38

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/2/2015	PHP	224,342	USD	5,019	44
	7/2/2015	PLN	18,848	USD	5,089	77
	7/2/2015	SEK	502,531	USD	59,422	(1,142)
	7/2/2015	TRY	12,382	USD	4,584	(37)
	7/2/2015	USD	40,992	CHF	38,309	—
	7/2/2015	USD	40,993	CHF	38,309	(1)
	7/2/2015	USD	40,993	CHF	38,308	(2)
	7/2/2015	USD	40,993	CHF	38,308	(2)
	7/2/2015	USD	40,993	CHF	38,310	—
	7/2/2015	USD	243	CZK	5,945	—
	7/2/2015	USD	244	CZK	5,969	—
	7/2/2015	USD	244	CZK	5,969	—
	7/2/2015	USD	244	CZK	5,970	—
	7/2/2015	USD	244	CZK	5,970	—
	7/2/2015	USD	6,757	DKK	45,240	—
	7/2/2015	USD	6,757	DKK	45,241	—
	7/2/2015	USD	6,757	DKK	45,240	—
	7/2/2015	USD	6,757	DKK	45,242	—
	7/2/2015	USD	6,758	DKK	45,247	—
	7/2/2015	USD	114,472	EUR	102,734	(6)
	7/2/2015	USD	114,473	EUR	102,738	(3)
	7/2/2015	USD	114,473	EUR	102,735	(6)
	7/2/2015	USD	114,473	EUR	102,746	6
	7/2/2015	USD	114,473	EUR	102,735	(6)
	7/2/2015	USD	79,683	GBP	50,664	(4)
	7/2/2015	USD	79,684	GBP	50,666	(2)
	7/2/2015	USD	79,683	GBP	50,666	—
	7/2/2015	USD	79,683	GBP	50,664	(4)
	7/2/2015	USD	79,684	GBP	50,667	—
	7/2/2015	USD	112	HUF	31,691	—
	7/2/2015	USD	112	HUF	31,690	—
	7/2/2015	USD	112	HUF	31,690	—
	7/2/2015	USD	112	HUF	31,691	—
	7/2/2015	USD	112	HUF	31,691	—
	7/2/2015	USD	2,074	ILS	7,824	—
	7/2/2015	USD	2,074	ILS	7,824	—
	7/2/2015	USD	2,075	ILS	7,828	—
	7/2/2015	USD	2,075	ILS	7,828	—
	7/2/2015	USD	2,075	ILS	7,828	—
	7/2/2015	USD	2,699	NOK	21,234	—
	7/2/2015	USD	2,699	NOK	21,234	—
	7/2/2015	USD	2,699	NOK	21,234	—
	7/2/2015	USD	2,699	NOK	21,233	—
	7/2/2015	USD	2,699	NOK	21,233	—
	7/2/2015	USD	995	PHP	44,869	—
	7/2/2015	USD	994	PHP	44,869	1
	7/2/2015	USD	995	PHP	44,868	—
	7/2/2015	USD	995	PHP	44,868	—
	7/2/2015	USD	994	PHP	44,868	1
	7/2/2015	USD	1,017	PLN	3,825	—
	7/2/2015	USD	1,018	PLN	3,828	—
	7/2/2015	USD	1,018	PLN	3,828	—
	7/2/2015	USD	1,018	PLN	3,829	—
	7/2/2015	USD	1,018	PLN	3,829	—
	7/2/2015	USD	11,884	SEK	98,612	1
	7/2/2015	USD	11,885	SEK	98,618	—
	7/2/2015	USD	11,884	SEK	98,612	1
	7/2/2015	USD	11,884	SEK	98,612	1
	7/2/2015	USD	11,885	SEK	98,616	—
	7/2/2015	USD	916	TRY	2,455	—
	7/2/2015	USD	917	TRY	2,457	—
	7/2/2015	USD	917	TRY	2,457	—
	7/2/2015	USD	917	TRY	2,457	—
	7/2/2015	USD	917	TRY	2,457	—
	7/3/2015	AUD	140,003	USD	108,285	685
	7/3/2015	BRL	68,332	USD	21,551	(438)
	7/3/2015	CLP	3,202,213	USD	5,126	119
	7/3/2015	IDR	125,849,531	USD	9,477	39
	7/3/2015	INR	1,868,537	USD	29,159	(177)
	7/3/2015	JPY	59,807,431	USD	482,096	(6,672)
	7/3/2015	KRW	74,012,479	USD	66,618	267
	7/3/2015	MXN	373,759	USD	24,195	376
	7/3/2015	MYR	37,826	USD	10,251	226
	7/3/2015	NZD	935	USD	667	35
	7/3/2015	SGD	30,936	USD	22,914	(61)
	7/3/2015	THB	266,530	USD	7,871	(20)
	7/3/2015	TWD	1,882,672	USD	61,146	127
	7/3/2015	USD	21,657	AUD	28,180	1

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/3/2015	USD	21,657	AUD	28,177	(2)
	7/3/2015	USD	21,657	AUD	28,177	(1)
	7/3/2015	USD	21,657	AUD	28,177	(1)
	7/3/2015	USD	21,657	AUD	28,177	(1)
	7/3/2015	USD	4,400	BRL	13,667	(2)
	7/3/2015	USD	4,399	BRL	13,666	(2)
	7/3/2015	USD	4,400	BRL	13,666	(2)
	7/3/2015	USD	4,390	BRL	13,667	8
	7/3/2015	USD	4,393	BRL	13,666	5
	7/3/2015	USD	1,002	CLP	640,442	—
	7/3/2015	USD	1,001	CLP	640,443	—
	7/3/2015	USD	1,005	CLP	640,443	(3)
	7/3/2015	USD	1,002	CLP	640,443	(1)
	7/3/2015	USD	1,002	CLP	640,442	—
	7/3/2015	USD	1,888	IDR	25,169,906	—
	7/3/2015	USD	1,888	IDR	25,169,906	(1)
	7/3/2015	USD	1,888	IDR	25,169,906	—
	7/3/2015	USD	1,884	IDR	25,169,906	4
	7/3/2015	USD	1,885	IDR	25,169,907	2
	7/3/2015	USD	5,869	INR	373,707	(1)
	7/3/2015	USD	5,873	INR	373,707	(5)
	7/3/2015	USD	5,869	INR	373,708	(2)
	7/3/2015	USD	5,869	INR	373,707	(1)
	7/3/2015	USD	5,869	INR	373,708	(2)
	7/3/2015	USD	96,419	JPY	11,797,520	(5)
	7/3/2015	USD	96,419	JPY	11,797,722	(4)
	7/3/2015	USD	96,419	JPY	11,797,443	(6)
	7/3/2015	USD	96,420	JPY	11,797,681	(5)
	7/3/2015	USD	96,419	JPY	11,798,147	—
	7/3/2015	USD	13,273	KRW	14,802,495	(3)
	7/3/2015	USD	13,270	KRW	14,802,495	—
	7/3/2015	USD	13,270	KRW	14,802,496	—
	7/3/2015	USD	13,250	KRW	14,802,497	20
	7/3/2015	USD	13,243	KRW	14,802,496	27
	7/3/2015	USD	4,839	MXN	75,931	—
	7/3/2015	USD	4,839	MXN	75,929	—
	7/3/2015	USD	4,839	MXN	75,931	—
	7/3/2015	USD	4,839	MXN	75,932	—
	7/3/2015	USD	4,839	MXN	75,927	—
	7/3/2015	USD	2,006	MYR	7,566	(1)
	7/3/2015	USD	2,005	MYR	7,565	—
	7/3/2015	USD	2,006	MYR	7,565	(1)
	7/3/2015	USD	2,005	MYR	7,565	—
	7/3/2015	USD	2,008	MYR	7,565	(3)
	7/3/2015	USD	133	NZD	197	—
	7/3/2015	USD	134	NZD	198	—
	7/3/2015	USD	134	NZD	198	—
	7/3/2015	USD	133	NZD	197	—
	7/3/2015	USD	133	NZD	197	—
	7/3/2015	USD	4,582	SGD	6,169	—
	7/3/2015	USD	4,583	SGD	6,170	(1)
	7/3/2015	USD	4,583	SGD	6,170	(1)
	7/3/2015	USD	4,583	SGD	6,171	—
	7/3/2015	USD	4,583	SGD	6,171	—
	7/3/2015	USD	1,578	THB	53,306	—
	7/3/2015	USD	1,578	THB	53,306	—
	7/3/2015	USD	1,577	THB	53,306	1
	7/3/2015	USD	1,578	THB	53,306	—
	7/3/2015	USD	1,575	THB	53,306	3
	7/3/2015	USD	12,204	TWD	376,534	—
	7/3/2015	USD	12,205	TWD	376,535	(1)
	7/3/2015	USD	12,204	TWD	376,534	—
	7/3/2015	USD	11,141	TWD	376,535	1,062
	7/3/2015	USD	12,206	TWD	376,534	(3)
	7/3/2015	USD	12,230	TWD	376,535	(27)
	7/6/2015	CAD	216,075	USD	173,541	476
	7/6/2015	USD	34,708	CAD	43,336	2
	7/6/2015	USD	34,708	CAD	43,332	(1)
	7/6/2015	USD	34,708	CAD	43,336	2
	7/6/2015	USD	34,709	CAD	43,337	2
	7/6/2015	USD	34,708	CAD	43,334	—
	7/7/2015	USD	6,363	ZAR	77,299	—
	7/7/2015	USD	6,363	ZAR	77,294	(1)
	7/7/2015	USD	6,363	ZAR	77,297	—
	7/7/2015	USD	6,363	ZAR	77,300	—
	7/7/2015	USD	6,363	ZAR	77,229	(6)
	7/7/2015	ZAR	391,177	USD	31,815	(385)
	8/4/2015	CHF	36,309	USD	38,899	(1)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/4/2015	CHF	36,309	USD	38,899	(1)
	8/4/2015	CHF	36,308	USD	38,899	—
	8/4/2015	CHF	36,308	USD	38,899	—
	8/4/2015	CHF	36,311	USD	38,899	(4)
	8/4/2015	CZK	5,552	USD	227	—
	8/4/2015	CZK	5,552	USD	227	—
	8/4/2015	CZK	5,552	USD	227	—
	8/4/2015	CZK	5,551	USD	227	—
	8/4/2015	CZK	5,551	USD	227	—
	8/4/2015	DKK	43,314	USD	6,475	—
	8/4/2015	DKK	43,331	USD	6,476	(2)
	8/4/2015	DKK	43,328	USD	6,475	(2)
	8/4/2015	DKK	43,322	USD	6,476	—
	8/4/2015	DKK	43,314	USD	6,475	—
	8/4/2015	EUR	98,612	USD	109,925	4
	8/4/2015	EUR	98,617	USD	109,925	(1)
	8/4/2015	EUR	98,624	USD	109,925	(9)
	8/4/2015	EUR	98,613	USD	109,925	4
	8/4/2015	EUR	98,611	USD	109,925	5
	8/4/2015	GBP	48,390	USD	76,090	3
	8/4/2015	GBP	48,394	USD	76,091	(1)
	8/4/2015	GBP	48,391	USD	76,091	4
	8/4/2015	GBP	48,393	USD	76,091	—
	8/4/2015	GBP	48,393	USD	76,091	—
	8/4/2015	HUF	30,304	USD	107	—
	8/4/2015	HUF	30,304	USD	107	—
	8/4/2015	HUF	30,275	USD	107	—
	8/4/2015	HUF	30,585	USD	108	—
	8/4/2015	HUF	30,301	USD	107	—
	8/4/2015	ILS	7,548	USD	2,001	—
	8/4/2015	ILS	7,550	USD	2,001	—
	8/4/2015	ILS	7,548	USD	2,001	—
	8/4/2015	ILS	7,549	USD	2,001	—
	8/4/2015	ILS	7,549	USD	2,001	—
	8/4/2015	NOK	20,401	USD	2,591	—
	8/4/2015	NOK	20,400	USD	2,591	—
	8/4/2015	NOK	20,407	USD	2,592	—
	8/4/2015	NOK	20,408	USD	2,592	—
	8/4/2015	NOK	20,408	USD	2,592	—
	8/4/2015	PHP	45,113	USD	999	—
	8/4/2015	PHP	45,114	USD	998	(1)
	8/4/2015	PHP	45,114	USD	998	(1)
	8/4/2015	PHP	45,114	USD	998	—
	8/4/2015	PHP	45,113	USD	999	—
	8/4/2015	PLN	3,614	USD	960	—
	8/4/2015	PLN	3,614	USD	960	—
	8/4/2015	PLN	3,618	USD	961	—
	8/4/2015	PLN	3,614	USD	960	—
	8/4/2015	PLN	3,610	USD	960	1
	8/4/2015	SEK	94,220	USD	11,362	(1)
	8/4/2015	SEK	94,221	USD	11,362	(1)
	8/4/2015	SEK	94,216	USD	11,362	—
	8/4/2015	SEK	94,220	USD	11,362	(1)
	8/4/2015	SEK	94,231	USD	11,362	(2)
	8/4/2015	TRY	2,400	USD	887	—
	8/4/2015	TRY	2,402	USD	888	—
	8/4/2015	TRY	2,403	USD	888	—
	8/4/2015	TRY	2,403	USD	888	—
	8/4/2015	TRY	2,402	USD	888	—
	8/5/2015	BRL	13,590	USD	4,319	(4)
	8/5/2015	BRL	13,590	USD	4,321	(2)
	8/5/2015	BRL	13,591	USD	4,315	(8)
	8/5/2015	BRL	13,590	USD	4,324	1
	8/5/2015	BRL	13,590	USD	4,324	1
	8/5/2015	CLP	602,498	USD	939	—
	8/5/2015	CLP	602,498	USD	940	1
	8/5/2015	CLP	602,498	USD	939	—
	8/5/2015	CLP	602,498	USD	942	3
	8/5/2015	CLP	602,498	USD	939	—
	8/5/2015	IDR	23,222,948	USD	1,726	(5)
	8/5/2015	IDR	23,222,948	USD	1,729	(1)
	8/5/2015	IDR	23,222,948	USD	1,728	(2)
	8/5/2015	IDR	23,222,949	USD	1,725	(5)
	8/5/2015	IDR	23,222,948	USD	1,730	—
	8/5/2015	INR	370,094	USD	5,778	4
	8/5/2015	INR	370,094	USD	5,783	10
	8/5/2015	INR	370,094	USD	5,782	8
	8/5/2015	INR	370,094	USD	5,809	35

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/5/2015	INR	370,094	USD	5,783	10
	8/5/2015	JPY	11,404,839	USD	93,242	2
	8/5/2015	JPY	11,405,054	USD	93,243	1
	8/5/2015	JPY	11,404,821	USD	93,243	3
	8/5/2015	JPY	11,405,166	USD	93,243	—
	8/5/2015	JPY	11,404,765	USD	93,243	3
	8/5/2015	KRW	14,111,166	USD	12,639	(2)
	8/5/2015	KRW	14,111,167	USD	12,639	(2)
	8/5/2015	KRW	14,111,166	USD	12,631	(10)
	8/5/2015	KRW	14,111,167	USD	12,614	(27)
	8/5/2015	KRW	14,111,168	USD	12,613	(28)
	8/5/2015	MXN	73,818	USD	4,693	—
	8/5/2015	MXN	73,835	USD	4,694	—
	8/5/2015	MXN	73,837	USD	4,694	—
	8/5/2015	MXN	73,822	USD	4,693	—
	8/5/2015	MXN	73,816	USD	4,693	—
	8/5/2015	MYR	7,185	USD	1,901	1
	8/5/2015	MYR	7,185	USD	1,898	(1)
	8/5/2015	MYR	7,186	USD	1,900	—
	8/5/2015	MYR	7,185	USD	1,900	1
	8/5/2015	MYR	7,185	USD	1,898	(1)
	8/5/2015	NZD	174	USD	117	—
	8/5/2015	NZD	174	USD	117	—
	8/5/2015	NZD	174	USD	117	—
	8/5/2015	NZD	175	USD	118	—
	8/5/2015	NZD	174	USD	117	—
	8/5/2015	SGD	5,960	USD	4,423	(1)
	8/5/2015	SGD	5,959	USD	4,423	—
	8/5/2015	SGD	5,961	USD	4,424	(1)
	8/5/2015	SGD	5,960	USD	4,424	—
	8/5/2015	SGD	5,960	USD	4,424	—
	8/5/2015	THB	53,466	USD	1,579	(2)
	8/5/2015	THB	53,467	USD	1,579	(2)
	8/5/2015	THB	53,467	USD	1,579	(2)
	8/5/2015	THB	53,467	USD	1,576	(5)
	8/5/2015	THB	53,467	USD	1,578	(3)
	8/5/2015	TWD	358,817	USD	11,635	4
	8/5/2015	TWD	358,817	USD	11,619	(12)
	8/5/2015	TWD	358,817	USD	11,637	6
	8/5/2015	TWD	358,818	USD	10,622	(1,009)
	8/5/2015	TWD	358,817	USD	11,634	3
	8/5/2015	TWD	358,818	USD	11,662	30
	8/6/2015	AUD	26,954	USD	20,676	(1)
	8/6/2015	AUD	26,956	USD	20,677	(2)
	8/6/2015	AUD	26,952	USD	20,677	1
	8/6/2015	AUD	26,952	USD	20,677	1
	8/6/2015	AUD	26,954	USD	20,677	(1)
	8/6/2015	CAD	41,614	USD	33,315	(2)
	8/6/2015	CAD	41,611	USD	33,315	—
	8/6/2015	CAD	41,615	USD	33,316	(2)
	8/6/2015	CAD	41,611	USD	33,315	—
	8/6/2015	CAD	41,615	USD	33,315	(3)
	8/7/2015	ZAR	76,506	USD	6,264	—
	8/7/2015	ZAR	76,535	USD	6,265	(2)
	8/7/2015	ZAR	76,515	USD	6,265	—
	8/7/2015	ZAR	76,521	USD	6,265	—
	8/7/2015	ZAR	76,517	USD	6,265	—

						$(17,467)

Global ex-U.S. Real Estate Fund	7/1/2015	EUR	10,002	USD	11,155	$11
	7/1/2015	JPY	3,355,034	USD	27,316	(102)
	7/2/2015	CAD	16,250	USD	13,093	77
	7/2/2015	HKD	199,117	USD	25,684	(1)

						$(15)

Global ex-U.S. Utilities Fund	7/1/2015	USD	4,516	PHP	204,000	$8
	7/2/2015	USD	4,547	THB	153,636	2

						$10

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global Natural Resources Fund	7/2/2015	CAD	5,549	USD	4,442	$(3)

International Dividend ex-Financials Fund	7/1/2015	EUR	155,000	USD	172,829	$128
	7/1/2015	JPY	10,400,000	USD	85,088	96
	7/2/2015	GBP	20,000	USD	31,449	(4)
	7/6/2015	HKD	550,000	USD	70,950	5

						$225

International Hedged Dividend Growth Fund	7/2/2015	CHF	10,975,943	USD	11,646,885	$(97,744)
	7/2/2015	CHF	10,976,410	USD	11,646,886	(98,242)
	7/2/2015	CHF	10,977,062	USD	11,646,886	(98,940)
	7/2/2015	CHF	10,975,827	USD	11,646,886	(97,619)
	7/2/2015	CHF	509,584	USD	545,870	598
	7/2/2015	CHF	510,642	USD	545,870	(534)
	7/2/2015	CHF	1,836,889	USD	2,001,522	35,989
	7/2/2015	CHF	340,337	USD	363,913	(259)
	7/2/2015	CHF	512,010	USD	545,870	(1,998)
	7/2/2015	DKK	19,237,230	USD	2,828,779	(44,465)
	7/2/2015	DKK	19,235,983	USD	2,828,779	(44,279)
	7/2/2015	DKK	19,236,778	USD	2,828,779	(44,397)
	7/2/2015	DKK	19,264,444	USD	2,828,780	(48,529)
	7/2/2015	DKK	886,127	USD	132,286	(65)
	7/2/2015	DKK	878,017	USD	132,286	1,147
	7/2/2015	DKK	3,173,443	USD	485,047	11,066
	7/2/2015	DKK	588,141	USD	88,190	346
	7/2/2015	DKK	881,675	USD	132,286	600
	7/2/2015	EUR	27,687,149	USD	30,364,856	(484,163)
	7/2/2015	EUR	27,687,174	USD	30,364,856	(484,191)
	7/2/2015	EUR	27,687,200	USD	30,364,857	(484,219)
	7/2/2015	EUR	27,689,094	USD	30,364,857	(486,329)
	7/2/2015	EUR	1,272,664	USD	1,416,738	(1,264)
	7/2/2015	EUR	1,260,869	USD	1,416,738	11,877
	7/2/2015	EUR	4,555,257	USD	5,194,706	119,239
	7/2/2015	EUR	844,451	USD	944,492	3,605
	7/2/2015	EUR	1,265,775	USD	1,416,738	6,411
	7/2/2015	GBP	11,425,367	USD	17,429,809	(538,871)
	7/2/2015	GBP	11,425,172	USD	17,429,809	(538,565)
	7/2/2015	GBP	11,424,873	USD	17,429,809	(538,094)
	7/2/2015	GBP	11,424,828	USD	17,429,809	(538,023)
	7/2/2015	GBP	526,888	USD	807,341	(21,296)
	7/2/2015	GBP	520,976	USD	807,341	(11,998)
	7/2/2015	GBP	1,864,469	USD	2,960,251	28,000
	7/2/2015	GBP	342,435	USD	538,227	(320)
	7/2/2015	GBP	513,417	USD	807,341	(110)
	7/2/2015	ILS	1,286,443	USD	332,380	(8,634)
	7/2/2015	ILS	1,286,081	USD	332,380	(8,539)
	7/2/2015	ILS	1,286,123	USD	332,381	(8,549)
	7/2/2015	ILS	1,286,473	USD	332,380	(8,643)
	7/2/2015	ILS	57,156	USD	14,834	(317)
	7/2/2015	ILS	56,751	USD	14,834	(210)
	7/2/2015	ILS	207,795	USD	54,390	(693)
	7/2/2015	ILS	37,117	USD	9,889	50
	7/2/2015	ILS	56,030	USD	14,834	(19)
	7/2/2015	NOK	14,782,629	USD	1,894,078	15,129
	7/2/2015	NOK	14,782,811	USD	1,894,078	15,106
	7/2/2015	NOK	14,782,055	USD	1,894,079	15,203
	7/2/2015	NOK	14,782,743	USD	1,894,078	15,115
	7/2/2015	NOK	688,624	USD	87,774	246
	7/2/2015	NOK	689,457	USD	87,774	140
	7/2/2015	NOK	2,497,385	USD	321,839	4,408
	7/2/2015	NOK	459,940	USD	58,516	55
	7/2/2015	NOK	686,939	USD	87,774	460
	7/2/2015	SEK	31,605,596	USD	3,701,039	(108,011)
	7/2/2015	SEK	31,606,055	USD	3,701,039	(108,067)
	7/2/2015	SEK	31,606,218	USD	3,701,039	(108,086)
	7/2/2015	SEK	31,603,736	USD	3,701,040	(107,786)
	7/2/2015	SEK	1,448,012	USD	171,221	(3,291)
	7/2/2015	SEK	1,409,654	USD	171,221	1,332
	7/2/2015	SEK	5,093,828	USD	627,809	13,910
	7/2/2015	SEK	943,307	USD	114,147	461
	7/2/2015	SEK	1,413,965	USD	171,221	812

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/2/2015	USD	1,455,653	CHF	1,342,210	(19,444)
	7/2/2015	USD	217,765	CHF	199,782	(3,991)
	7/2/2015	USD	9,783,434	CHF	9,142,883	(241)
	7/2/2015	USD	9,783,434	CHF	9,142,619	(523)
	7/2/2015	USD	9,783,434	CHF	9,143,108	—
	7/2/2015	USD	9,783,434	CHF	9,142,619	(523)
	7/2/2015	USD	9,783,434	CHF	9,142,619	(523)
	7/2/2015	USD	352,761	DKK	2,322,718	(5,843)
	7/2/2015	USD	52,773	DKK	345,443	(1,178)
	7/2/2015	USD	2,375,935	DKK	15,907,952	53
	7/2/2015	USD	2,375,935	DKK	15,907,598	—
	7/2/2015	USD	2,375,936	DKK	15,907,604	—
	7/2/2015	USD	2,375,936	DKK	15,908,388	117
	7/2/2015	USD	2,375,936	DKK	15,908,483	131
	7/2/2015	USD	3,777,968	EUR	3,334,232	(62,967)
	7/2/2015	USD	565,181	EUR	495,890	(12,660)
	7/2/2015	USD	25,501,137	EUR	22,886,821	(643)
	7/2/2015	USD	25,501,137	EUR	22,886,164	(1,375)
	7/2/2015	USD	25,501,139	EUR	22,888,631	1,371
	7/2/2015	USD	25,501,137	EUR	22,886,267	(1,261)
	7/2/2015	USD	25,501,139	EUR	22,886,577	(917)
	7/2/2015	USD	2,152,910	GBP	1,355,533	(21,063)
	7/2/2015	USD	322,074	GBP	203,622	(1,837)
	7/2/2015	USD	14,632,951	GBP	9,304,119	(359)
	7/2/2015	USD	14,632,950	GBP	9,304,349	4
	7/2/2015	USD	14,632,950	GBP	9,303,876	(740)
	7/2/2015	USD	14,632,951	GBP	9,303,888	(722)
	7/2/2015	USD	14,632,951	GBP	9,304,054	(461)
	7/2/2015	USD	39,557	ILS	151,256	538
	7/2/2015	USD	5,918	ILS	22,383	15
	7/2/2015	USD	278,566	ILS	1,050,889	7
	7/2/2015	USD	278,565	ILS	1,050,859	—
	7/2/2015	USD	278,565	ILS	1,050,912	14
	7/2/2015	USD	278,566	ILS	1,050,862	—
	7/2/2015	USD	278,565	ILS	1,050,892	9
	7/2/2015	USD	234,065	NOK	1,825,438	(2,042)
	7/2/2015	USD	35,016	NOK	270,239	(667)
	7/2/2015	USD	1,590,182	NOK	12,510,490	(34)
	7/2/2015	USD	1,590,181	NOK	12,510,749	—
	7/2/2015	USD	1,590,182	NOK	12,510,137	(79)
	7/2/2015	USD	1,590,182	NOK	12,510,757	—
	7/2/2015	USD	1,590,182	NOK	12,510,073	(87)
	7/2/2015	USD	456,588	SEK	3,714,309	(8,946)
	7/2/2015	USD	68,305	SEK	554,143	(1,521)
	7/2/2015	USD	3,106,976	SEK	25,780,792	79
	7/2/2015	USD	3,106,976	SEK	25,781,407	154
	7/2/2015	USD	3,106,977	SEK	25,781,428	155
	7/2/2015	USD	3,106,977	SEK	25,781,416	154
	7/2/2015	USD	3,106,977	SEK	25,781,571	172
	7/3/2015	AUD	8,063,348	USD	6,161,769	(35,363)
	7/3/2015	AUD	8,063,877	USD	6,161,770	(35,768)
	7/3/2015	AUD	8,063,265	USD	6,161,770	(35,298)
	7/3/2015	AUD	8,063,687	USD	6,161,770	(35,622)
	7/3/2015	AUD	358,693	USD	277,430	1,754
	7/3/2015	AUD	359,736	USD	277,430	953
	7/3/2015	AUD	1,300,744	USD	1,017,242	17,548
	7/3/2015	AUD	240,649	USD	184,953	1
	7/3/2015	AUD	358,480	USD	277,430	1,918
	7/3/2015	JPY	1,016,867,187	USD	8,197,633	(112,575)
	7/3/2015	JPY	1,016,913,094	USD	8,197,633	(112,950)
	7/3/2015	JPY	1,016,912,274	USD	8,197,633	(112,943)
	7/3/2015	JPY	1,016,979,495	USD	8,197,633	(113,493)
	7/3/2015	JPY	47,993,225	USD	386,864	(5,354)
	7/3/2015	JPY	47,822,541	USD	386,864	(3,959)
	7/3/2015	JPY	174,420,178	USD	1,418,500	(6,925)
	7/3/2015	JPY	32,064,845	USD	257,909	(4,137)
	7/3/2015	JPY	47,843,238	USD	386,864	(4,128)
	7/3/2015	NZD	208,439	USD	147,899	6,945
	7/3/2015	NZD	208,434	USD	147,899	6,948
	7/3/2015	NZD	208,442	USD	147,900	6,943
	7/3/2015	NZD	208,433	USD	147,900	6,949
	7/3/2015	NZD	8,674	USD	6,188	323
	7/3/2015	NZD	8,879	USD	6,188	183
	7/3/2015	NZD	32,749	USD	22,688	542
	7/3/2015	NZD	6,015	USD	4,125	57
	7/3/2015	NZD	8,961	USD	6,188	128
	7/3/2015	SGD	2,123,509	USD	1,573,079	(3,952)
	7/3/2015	SGD	2,123,375	USD	1,573,080	(3,852)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/3/2015	SGD	2,123,548	USD	1,573,080	(3,980)
	7/3/2015	SGD	2,123,076	USD	1,573,080	(3,630)
	7/3/2015	SGD	99,362	USD	73,596	(196)
	7/3/2015	SGD	99,167	USD	73,596	(51)
	7/3/2015	SGD	359,833	USD	269,854	2,623
	7/3/2015	SGD	66,019	USD	49,064	35
	7/3/2015	SGD	98,910	USD	73,596	140
	7/3/2015	USD	739,812	AUD	954,468	(6,250)
	7/3/2015	USD	110,675	AUD	142,740	(972)
	7/3/2015	USD	5,166,216	AUD	6,721,514	(359)
	7/3/2015	USD	5,166,215	AUD	6,721,644	(258)
	7/3/2015	USD	5,166,216	AUD	6,722,318	260
	7/3/2015	USD	5,166,215	AUD	6,721,626	(271)
	7/3/2015	USD	5,166,215	AUD	6,721,810	(130)
	7/3/2015	USD	1,031,637	JPY	126,593,826	2,934
	7/3/2015	USD	154,332	JPY	19,009,057	1,017
	7/3/2015	USD	6,888,313	JPY	842,846,401	(266)
	7/3/2015	USD	6,888,312	JPY	842,876,587	(19)
	7/3/2015	USD	6,888,313	JPY	842,831,936	(384)
	7/3/2015	USD	6,888,313	JPY	842,826,425	(429)
	7/3/2015	USD	6,888,313	JPY	842,897,375	150
	7/3/2015	USD	16,500	NZD	23,950	(304)
	7/3/2015	USD	2,468	NZD	3,588	(42)
	7/3/2015	USD	123,602	NZD	182,781	2
	7/3/2015	USD	123,601	NZD	182,776	—
	7/3/2015	USD	123,601	NZD	182,775	(1)
	7/3/2015	USD	123,602	NZD	182,776	(1)
	7/3/2015	USD	123,601	NZD	182,781	3
	7/3/2015	USD	196,257	SGD	262,098	(1,609)
	7/3/2015	USD	29,360	SGD	39,207	(242)
	7/3/2015	USD	1,321,281	SGD	1,778,913	(165)
	7/3/2015	USD	1,321,281	SGD	1,779,145	7
	7/3/2015	USD	1,321,282	SGD	1,778,979	(117)
	7/3/2015	USD	1,321,282	SGD	1,778,941	(145)
	7/3/2015	USD	1,321,282	SGD	1,778,948	(140)
	8/4/2015	CHF	7,180,388	USD	7,692,583	(192)
	8/4/2015	CHF	7,180,134	USD	7,692,583	80
	8/4/2015	CHF	7,180,842	USD	7,692,583	(679)
	8/4/2015	CHF	7,180,458	USD	7,692,584	(266)
	8/4/2015	CHF	7,180,149	USD	7,692,583	63
	8/4/2015	DKK	19,470,812	USD	2,909,979	(785)
	8/4/2015	DKK	19,465,844	USD	2,909,978	(43)
	8/4/2015	DKK	19,466,217	USD	2,909,979	(98)
	8/4/2015	DKK	19,472,383	USD	2,909,979	(1,020)
	8/4/2015	DKK	19,467,960	USD	2,909,979	(358)
	8/4/2015	EUR	17,965,339	USD	20,025,389	(148)
	8/4/2015	EUR	17,964,340	USD	20,025,389	966
	8/4/2015	EUR	17,964,501	USD	20,025,389	786
	8/4/2015	EUR	17,966,597	USD	20,025,389	(1,550)
	8/4/2015	EUR	17,964,985	USD	20,025,389	247
	8/4/2015	GBP	9,089,639	USD	14,291,858	(225)
	8/4/2015	GBP	9,089,489	USD	14,291,858	11
	8/4/2015	GBP	9,089,090	USD	14,291,858	638
	8/4/2015	GBP	9,089,067	USD	14,291,858	675
	8/4/2015	GBP	9,089,298	USD	14,291,858	311
	8/4/2015	ILS	3,699,617	USD	980,580	(208)
	8/4/2015	ILS	3,698,875	USD	980,579	(13)
	8/4/2015	ILS	3,698,950	USD	980,580	(32)
	8/4/2015	ILS	3,699,224	USD	980,579	(105)
	8/4/2015	ILS	3,699,112	USD	980,579	(75)
	8/4/2015	NOK	12,212,549	USD	1,551,089	(14)
	8/4/2015	NOK	12,212,457	USD	1,551,089	(2)
	8/4/2015	NOK	12,212,906	USD	1,551,090	(58)
	8/4/2015	NOK	12,212,442	USD	1,551,089	—
	8/4/2015	NOK	12,211,922	USD	1,551,089	66
	8/4/2015	SEK	41,321,696	USD	4,982,953	(323)
	8/4/2015	SEK	41,321,287	USD	4,982,953	(274)
	8/4/2015	SEK	41,321,595	USD	4,982,954	(310)
	8/4/2015	SEK	41,326,011	USD	4,982,953	(844)
	8/4/2015	SEK	41,321,815	USD	4,982,953	(338)
	8/5/2015	JPY	1,144,900,031	USD	9,360,228	102
	8/5/2015	JPY	1,144,911,141	USD	9,360,227	10
	8/5/2015	JPY	1,144,871,015	USD	9,360,228	340
	8/5/2015	JPY	1,144,890,671	USD	9,360,228	179
	8/5/2015	JPY	1,144,983,337	USD	9,360,228	(579)
	8/5/2015	NZD	771,296	USD	520,000	(82)
	8/5/2015	NZD	771,186	USD	520,000	(8)
	8/5/2015	NZD	771,202	USD	520,001	(18)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/5/2015	NZD	771,359	USD	520,001	(124)
	8/5/2015	NZD	771,149	USD	520,001	18
	8/5/2015	SGD	843,075	USD	625,796	(7)
	8/5/2015	SGD	843,084	USD	625,795	(14)
	8/5/2015	SGD	843,129	USD	625,795	(48)
	8/5/2015	SGD	843,199	USD	625,796	(99)
	8/5/2015	SGD	843,115	USD	625,795	(37)
	8/6/2015	AUD	6,496,131	USD	4,983,013	(414)
	8/6/2015	AUD	6,495,276	USD	4,983,013	242
	8/6/2015	AUD	6,496,038	USD	4,983,013	(343)
	8/6/2015	AUD	6,495,758	USD	4,983,013	(128)
	8/6/2015	AUD	6,495,521	USD	4,983,013	54

						$(5,614,718)

International Hedged SmallCap Dividend Fund	7/2/2015	CHF	41,603	USD	44,565	$49
	7/2/2015	DKK	82,908	USD	12,377	(6)
	7/2/2015	EUR	307,623	USD	342,448	(305)
	7/2/2015	GBP	274,861	USD	421,165	(11,109)
	7/2/2015	ILS	291,505	USD	75,656	(1,617)
	7/2/2015	NOK	458,259	USD	58,411	164
	7/2/2015	SEK	897,192	USD	106,089	(2,039)
	7/2/2015	USD	574	CHF	527	(11)
	7/2/2015	USD	8,799	CHF	8,223	—
	7/2/2015	USD	8,798	CHF	8,222	(1)
	7/2/2015	USD	8,798	CHF	8,222	—
	7/2/2015	USD	8,798	CHF	8,222	—
	7/2/2015	USD	8,798	CHF	8,222	—
	7/2/2015	USD	160	DKK	1,047	(4)
	7/2/2015	USD	2,444	DKK	16,364	—
	7/2/2015	USD	2,444	DKK	16,364	—
	7/2/2015	USD	2,443	DKK	16,357	—
	7/2/2015	USD	2,443	DKK	16,357	—
	7/2/2015	USD	2,443	DKK	16,357	—
	7/2/2015	USD	4,413	EUR	3,872	(99)
	7/2/2015	USD	67,607	EUR	60,676	(2)
	7/2/2015	USD	67,607	EUR	60,681	4
	7/2/2015	USD	67,607	EUR	60,675	(3)
	7/2/2015	USD	67,607	EUR	60,675	(3)
	7/2/2015	USD	67,607	EUR	60,678	—
	7/2/2015	USD	5,427	GBP	3,431	(31)
	7/2/2015	USD	83,148	GBP	52,868	(2)
	7/2/2015	USD	83,147	GBP	52,866	(4)
	7/2/2015	USD	83,147	GBP	52,866	(4)
	7/2/2015	USD	83,148	GBP	52,870	—
	7/2/2015	USD	83,148	GBP	52,870	—
	7/2/2015	USD	975	ILS	3,688	3
	7/2/2015	USD	14,937	ILS	56,350	—
	7/2/2015	USD	14,936	ILS	56,347	1
	7/2/2015	USD	14,936	ILS	56,345	—
	7/2/2015	USD	14,936	ILS	56,345	—
	7/2/2015	USD	14,936	ILS	56,345	—
	7/2/2015	USD	753	NOK	5,811	(14)
	7/2/2015	USD	11,532	NOK	90,726	—
	7/2/2015	USD	11,531	NOK	90,716	(1)
	7/2/2015	USD	11,531	NOK	90,720	—
	7/2/2015	USD	11,532	NOK	90,723	(1)
	7/2/2015	USD	11,532	NOK	90,728	—
	7/2/2015	USD	1,367	SEK	11,090	(30)
	7/2/2015	USD	20,945	SEK	173,796	1
	7/2/2015	USD	20,945	SEK	173,800	1
	7/2/2015	USD	20,944	SEK	173,792	1
	7/2/2015	USD	20,944	SEK	173,783	—
	7/2/2015	USD	20,944	SEK	173,783	—
	7/3/2015	AUD	509,549	USD	394,109	2,492
	7/3/2015	JPY	89,426,436	USD	720,849	(9,976)
	7/3/2015	NZD	114,748	USD	81,864	4,267
	7/3/2015	SGD	123,764	USD	91,670	(244)
	7/3/2015	USD	5,079	AUD	6,550	(45)
	7/3/2015	USD	77,806	AUD	101,230	(5)
	7/3/2015	USD	77,806	AUD	101,232	(4)
	7/3/2015	USD	77,806	AUD	101,231	(4)
	7/3/2015	USD	77,806	AUD	101,242	4
	7/3/2015	USD	77,806	AUD	101,237	—
	7/3/2015	USD	9,289	JPY	1,144,125	61
	7/3/2015	USD	142,312	JPY	17,413,139	(6)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/3/2015	USD	142,312	JPY	17,412,897	(8)
	7/3/2015	USD	142,312	JPY	17,412,727	(9)
	7/3/2015	USD	142,312	JPY	17,413,709	(1)
	7/3/2015	USD	142,312	JPY	17,412,840	(8)
	7/3/2015	USD	1,055	NZD	1,534	(18)
	7/3/2015	USD	16,162	NZD	23,900	—
	7/3/2015	USD	16,162	NZD	23,900	—
	7/3/2015	USD	16,162	NZD	23,900	—
	7/3/2015	USD	16,161	NZD	23,898	—
	7/3/2015	USD	16,162	NZD	23,900	—
	7/3/2015	USD	1,181	SGD	1,577	(10)
	7/3/2015	USD	18,098	SGD	24,366	(2)
	7/3/2015	USD	18,098	SGD	24,367	(2)
	7/3/2015	USD	18,098	SGD	24,369	—
	7/3/2015	USD	18,097	SGD	24,366	(2)
	7/3/2015	USD	18,098	SGD	24,369	—
	8/4/2015	CHF	6,643	USD	7,117	—
	8/4/2015	CHF	6,643	USD	7,117	—
	8/4/2015	CHF	6,644	USD	7,117	(1)
	8/4/2015	CHF	6,643	USD	7,117	—
	8/4/2015	CHF	6,643	USD	7,117	—
	8/4/2015	DKK	31,776	USD	4,749	(1)
	8/4/2015	DKK	31,762	USD	4,748	—
	8/4/2015	DKK	31,778	USD	4,749	(2)
	8/4/2015	DKK	31,762	USD	4,748	—
	8/4/2015	DKK	31,761	USD	4,748	—
	8/4/2015	EUR	83,565	USD	93,147	(1)
	8/4/2015	EUR	83,560	USD	93,146	3
	8/4/2015	EUR	83,571	USD	93,147	(7)
	8/4/2015	EUR	83,560	USD	93,146	4
	8/4/2015	EUR	83,564	USD	93,146	(1)
	8/4/2015	GBP	53,358	USD	83,896	(1)
	8/4/2015	GBP	53,357	USD	83,896	—
	8/4/2015	GBP	53,355	USD	83,896	4
	8/4/2015	GBP	53,354	USD	83,895	4
	8/4/2015	GBP	53,357	USD	83,896	—
	8/4/2015	ILS	40,664	USD	10,778	(2)
	8/4/2015	ILS	40,660	USD	10,778	(1)
	8/4/2015	ILS	40,660	USD	10,778	(1)
	8/4/2015	ILS	40,653	USD	10,777	—
	8/4/2015	ILS	40,658	USD	10,778	(1)
	8/4/2015	NOK	134,559	USD	17,090	—
	8/4/2015	NOK	134,554	USD	17,090	(1)
	8/4/2015	NOK	134,557	USD	17,090	—
	8/4/2015	NOK	134,555	USD	17,089	(1)
	8/4/2015	NOK	134,560	USD	17,090	—
	8/4/2015	SEK	207,680	USD	25,044	(2)
	8/4/2015	SEK	207,694	USD	25,043	(4)
	8/4/2015	SEK	207,663	USD	25,043	(1)
	8/4/2015	SEK	207,671	USD	25,043	(2)
	8/4/2015	SEK	207,662	USD	25,043	—
	8/5/2015	JPY	14,841,383	USD	121,337	1
	8/5/2015	JPY	14,840,958	USD	121,336	4
	8/5/2015	JPY	14,840,885	USD	121,336	4
	8/5/2015	JPY	14,841,140	USD	121,336	2
	8/5/2015	JPY	14,841,576	USD	121,336	(1)
	8/5/2015	NZD	28,625	USD	19,299	(3)
	8/5/2015	NZD	28,626	USD	19,298	(5)
	8/5/2015	NZD	28,621	USD	19,299	—
	8/5/2015	NZD	28,620	USD	19,298	(1)
	8/5/2015	NZD	28,622	USD	19,299	(1)
	8/5/2015	SGD	24,190	USD	17,956	—
	8/5/2015	SGD	24,191	USD	17,955	(1)
	8/5/2015	SGD	24,193	USD	17,955	(3)
	8/5/2015	SGD	24,193	USD	17,955	(3)
	8/5/2015	SGD	24,190	USD	17,955	(1)
	8/6/2015	AUD	73,823	USD	56,628	(5)
	8/6/2015	AUD	73,818	USD	56,627	(1)
	8/6/2015	AUD	73,813	USD	56,628	3
	8/6/2015	AUD	73,821	USD	56,627	(4)
	8/6/2015	AUD	73,818	USD	56,628	(1)

						$(18,613)

International LargeCap Dividend Fund	7/1/2015	AUD	154,900	USD	119,073	$17
	7/1/2015	CHF	1,100	USD	1,189	12

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/1/2015	EUR	100,200	USD	112,700	1,057
	7/1/2015	GBP	8,650	USD	13,614	10
	7/1/2015	JPY	6,926,000	USD	56,523	(78)
	7/1/2015	SGD	1,550	USD	1,151	—
	7/2/2015	AUD	240,500	USD	185,341	493
	7/2/2015	HKD	1,065,350	USD	137,424	4
	7/2/2015	JPY	2,261,400	USD	18,474	(6)

						$1,509

International MidCap Dividend Fund	7/1/2015	EUR	31,444	USD	35,337	$302
	7/1/2015	JPY	9,006,380	USD	73,497	(105)

						$197

International SmallCap Dividend Fund	7/1/2015	GBP	76,995	EUR	108,581	$(109)
	7/1/2015	ILS	576,152	EUR	136,880	(217)
	7/1/2015	JPY	4,363,644	EUR	32,000	(6)
	7/1/2015	JPY	29,190,624	NOK	1,870,725	(775)
	7/1/2015	JPY	58,347,926	SGD	642,039	(14)
	7/2/2015	AUD	576,849	USD	443,624	258
	7/2/2015	JPY	62,411,912	HKD	3,954,026	(18)
	7/6/2015	HKD	1,225,826	USD	158,134	15
	7/6/2015	JPY	100,000,000	USD	817,439	212

						$(654)

Japan Hedged Capital Goods Fund	7/3/2015	JPY	75,682,345	USD	610,125	$(8,379)
	7/3/2015	JPY	75,685,762	USD	610,125	(8,407)
	7/3/2015	JPY	75,685,701	USD	610,125	(8,406)
	7/3/2015	JPY	75,690,704	USD	610,125	(8,447)
	7/3/2015	JPY	75,684,847	USD	610,125	(8,399)
	7/3/2015	USD	19,497	JPY	2,411,182	208
	7/3/2015	USD	606,225	JPY	74,171,628	(67)
	7/3/2015	USD	606,226	JPY	74,175,388	(38)
	7/3/2015	USD	606,225	JPY	74,175,872	(33)
	7/3/2015	USD	606,226	JPY	74,170,781	(75)
	7/3/2015	USD	606,226	JPY	74,179,813	(2)
	8/5/2015	JPY	69,637,531	USD	569,376	55
	8/5/2015	JPY	69,641,810	USD	569,377	21
	8/5/2015	JPY	69,641,232	USD	569,376	24
	8/5/2015	JPY	69,638,101	USD	569,376	50
	8/5/2015	JPY	69,644,136	USD	569,376	1

						$(41,894)

Japan Hedged Dividend Growth Fund	7/3/2015	JPY	396,564,366	USD	3,196,821	$(44,047)
	7/3/2015	JPY	396,541,792	USD	3,196,822	(43,862)
	7/3/2015	JPY	396,564,046	USD	3,196,821	(44,044)
	7/3/2015	JPY	396,536,873	USD	3,196,821	(43,822)
	7/3/2015	JPY	396,546,464	USD	3,196,821	(43,901)
	7/3/2015	JPY	327,537,117	USD	2,663,748	(13,004)
	7/3/2015	USD	2,663,748	JPY	326,872,779	7,575
	7/3/2015	USD	3,196,821	JPY	391,153,427	(173)
	7/3/2015	USD	3,196,821	JPY	391,125,934	(398)
	7/3/2015	USD	3,196,821	JPY	391,173,567	(9)
	7/3/2015	USD	3,196,822	JPY	391,150,352	(199)
	7/3/2015	USD	3,196,821	JPY	391,131,049	(356)
	8/5/2015	JPY	379,574,904	USD	3,103,346	133
	8/5/2015	JPY	379,554,732	USD	3,103,346	298
	8/5/2015	JPY	379,557,835	USD	3,103,346	272
	8/5/2015	JPY	379,590,731	USD	3,103,346	3
	8/5/2015	JPY	379,577,386	USD	3,103,346	113

						$(225,421)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged Equity Fund	7/2/2015	JPY	978,871,200	USD	8,000,000	$399
	7/3/2015	JPY	19,526,475,801	USD	157,410,519	(2,166,931)
	7/3/2015	JPY	215,368,389,924	USD	1,737,578,924	(22,489,754)
	7/3/2015	JPY	19,525,674,372	USD	157,410,530	(2,160,370)
	7/3/2015	JPY	198,570,495,024	USD	1,601,256,157	(21,534,025)
	7/3/2015	JPY	176,221,442,562	USD	1,423,338,806	(16,806,804)
	7/3/2015	JPY	198,323,581,325	USD	1,601,256,157	(19,516,156)
	7/3/2015	JPY	176,178,742,398	USD	1,423,338,806	(16,457,843)
	7/3/2015	JPY	154,378,209,128	USD	1,245,421,455	(16,213,321)
	7/3/2015	JPY	198,141,038,123	USD	1,601,256,157	(18,024,347)
	7/3/2015	JPY	176,136,042,234	USD	1,423,338,806	(16,108,882)
	7/3/2015	JPY	88,279,031,095	USD	711,669,403	(9,778,891)
	7/3/2015	JPY	176,556,638,851	USD	1,423,338,806	(19,546,150)
	7/3/2015	JPY	176,558,062,190	USD	1,423,338,806	(19,557,782)
	7/3/2015	JPY	198,700,677,150	USD	1,601,256,157	(22,597,920)
	7/3/2015	JPY	2,704,388,735	USD	21,800,216	(301,031)
	7/3/2015	JPY	2,704,233,953	USD	21,800,216	(299,766)
	7/3/2015	JPY	71,370,312,077	USD	575,346,638	(7,917,465)
	7/3/2015	JPY	19,525,830,915	USD	157,410,523	(2,161,657)
	7/3/2015	JPY	19,527,987,439	USD	157,410,523	(2,179,280)
	7/3/2015	JPY	2,704,292,690	USD	21,800,215	(300,247)
	7/3/2015	JPY	2,704,484,656	USD	21,800,216	(301,815)
	7/3/2015	JPY	1,122,727,958	USD	9,020,779	(154,561)
	7/3/2015	JPY	15,294,487,026	USD	123,283,978	(1,708,123)
	7/3/2015	JPY	3,358,319,653	USD	27,062,337	(383,071)
	7/3/2015	JPY	12,349,997,496	USD	99,228,568	(1,700,096)
	7/3/2015	JPY	12,463,078,372	USD	99,228,568	(2,624,233)
	7/3/2015	JPY	371,033,619	USD	3,006,926	(25,295)
	7/3/2015	JPY	9,683,041,211	USD	78,180,084	(953,244)
	7/3/2015	JPY	17,570,466,853	USD	141,325,536	(2,266,699)
	7/3/2015	USD	15,034,631	JPY	1,858,519,442	153,865
	7/3/2015	USD	24,055,410	JPY	2,964,225,491	169,317
	7/3/2015	USD	101,361,435	JPY	12,484,677,812	667,885
	7/3/2015	USD	30,069,263	JPY	3,688,154,474	71,674
	7/3/2015	USD	904,521,881	JPY	110,686,342,577	47,098
	7/3/2015	USD	633,165,316	JPY	77,398,128,227	(639,711)
	7/3/2015	USD	165,591,289	JPY	20,261,567,971	(6,399)
	7/3/2015	USD	1,628,139,386	JPY	199,365,667,815	1,149,236
	7/3/2015	USD	452,260,940	JPY	55,316,035,571	(198,213)
	7/3/2015	USD	1,537,687,198	JPY	188,159,093,983	17,234
	7/3/2015	USD	1,628,139,386	JPY	199,227,275,967	18,248
	7/3/2015	USD	1,447,235,010	JPY	177,083,675,823	(42,916)
	7/3/2015	USD	1,266,330,633	JPY	154,872,236,415	(658,487)
	7/3/2015	USD	1,628,139,386	JPY	199,099,304,212	(1,027,584)
	7/3/2015	USD	1,447,235,010	JPY	176,996,841,723	(752,556)
	7/3/2015	USD	1,266,330,633	JPY	154,770,929,965	(1,486,400)
	7/3/2015	USD	1,447,235,010	JPY	176,895,535,272	(1,580,469)
	7/3/2015	USD	1,266,330,639	JPY	154,669,624,247	(2,314,313)
	7/3/2015	USD	1,537,687,198	JPY	188,159,093,983	17,234
	7/3/2015	USD	165,591,297	JPY	20,261,221,208	(9,241)
	7/3/2015	USD	165,591,289	JPY	20,261,551,412	(6,534)
	7/3/2015	USD	165,591,289	JPY	20,262,230,336	(986)
	7/3/2015	USD	165,591,283	JPY	20,260,093,475	(18,443)
	8/5/2015	JPY	110,643,830,049	USD	904,521,881	(46,317)
	8/5/2015	JPY	77,367,862,925	USD	633,165,316	644,657
	8/5/2015	JPY	199,293,215,613	USD	1,628,139,386	(1,181,515)
	8/5/2015	JPY	55,294,779,307	USD	452,260,940	198,689
	8/5/2015	JPY	188,090,666,902	USD	1,537,687,198	(47,310)
	8/5/2015	JPY	199,153,195,625	USD	1,628,139,386	(36,782)
	8/5/2015	JPY	177,021,444,718	USD	1,447,235,010	(3,116)
	8/5/2015	JPY	154,814,871,638	USD	1,266,330,633	642,258
	8/5/2015	JPY	176,937,505,087	USD	1,447,235,010	683,132
	8/5/2015	JPY	176,832,580,549	USD	1,447,235,010	1,540,943
	8/5/2015	JPY	154,715,211,417	USD	1,266,330,633	1,457,030
	8/5/2015	JPY	199,028,154,520	USD	1,628,139,386	985,491
	8/5/2015	JPY	154,613,905,699	USD	1,266,330,639	2,285,260
	8/5/2015	JPY	188,087,591,528	USD	1,537,687,198	(22,167)

						$(245,565,568)

Japan Hedged Financials Fund	7/3/2015	JPY	487,588,365	USD	3,930,592	$(54,157)
	7/3/2015	JPY	487,587,972	USD	3,930,592	(54,154)
	7/3/2015	JPY	487,554,562	USD	3,930,592	(53,881)
	7/3/2015	JPY	487,566,478	USD	3,930,593	(53,977)
	7/3/2015	JPY	487,560,582	USD	3,930,593	(53,929)
	7/3/2015	JPY	375,207,444	USD	3,023,533	(42,799)
	7/3/2015	JPY	187,974,798	USD	1,511,766	(24,432)
	7/3/2015	JPY	373,756,752	USD	3,023,533	(30,943)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/3/2015	JPY	187,796,107	USD	1,511,766	(22,972)
	7/3/2015	JPY	371,776,641	USD	3,023,533	(14,761)
	7/3/2015	USD	52,006	JPY	6,405,573	343
	7/3/2015	USD	6,339,018	JPY	775,568,709	(789)
	7/3/2015	USD	6,339,017	JPY	775,578,729	(706)
	7/3/2015	USD	6,339,018	JPY	775,616,886	(395)
	7/3/2015	USD	6,339,017	JPY	775,623,103	(344)
	7/3/2015	USD	6,339,017	JPY	775,663,038	(17)
	8/5/2015	JPY	761,969,322	USD	6,230,075	598
	8/5/2015	JPY	761,975,552	USD	6,230,075	547
	8/5/2015	JPY	762,014,802	USD	6,230,075	226
	8/5/2015	JPY	762,009,818	USD	6,230,075	267
	8/5/2015	JPY	762,041,591	USD	6,230,075	7

						$(406,268)

Japan Hedged Health Care Fund	7/2/2015	JPY	286,931	USD	2,345	$—
	7/3/2015	JPY	116,930,448	USD	942,653	(12,945)
	7/3/2015	JPY	116,929,034	USD	942,653	(12,933)
	7/3/2015	JPY	116,935,633	USD	942,653	(12,987)
	7/3/2015	JPY	116,927,620	USD	942,653	(12,922)
	7/3/2015	JPY	116,935,757	USD	942,654	(12,987)
	7/3/2015	USD	12,000	JPY	1,478,038	79
	7/3/2015	USD	940,253	JPY	115,039,954	(105)
	7/3/2015	USD	940,253	JPY	115,052,459	(2)
	7/3/2015	USD	940,254	JPY	115,045,718	(59)
	7/3/2015	USD	940,253	JPY	115,046,536	(51)
	7/3/2015	USD	940,253	JPY	115,038,450	(117)
	8/5/2015	JPY	114,879,016	USD	939,194	1
	8/5/2015	JPY	114,874,978	USD	939,194	34
	8/5/2015	JPY	114,874,104	USD	939,193	40
	8/5/2015	JPY	114,868,939	USD	939,193	82
	8/5/2015	JPY	114,868,122	USD	939,194	90

						$(64,782)

Japan Hedged Real Estate Fund	7/3/2015	JPY	834,824,036	USD	6,729,760	$(92,725)
	7/3/2015	JPY	834,776,254	USD	6,729,760	(92,335)
	7/3/2015	JPY	834,823,239	USD	6,729,759	(92,720)
	7/3/2015	JPY	834,766,160	USD	6,729,760	(92,252)
	7/3/2015	JPY	834,786,349	USD	6,729,760	(92,417)
	7/3/2015	USD	210,001	JPY	25,866,684	1,391
	7/3/2015	USD	6,687,760	JPY	818,236,735	(832)
	7/3/2015	USD	6,687,759	JPY	818,247,313	(745)
	7/3/2015	USD	6,687,759	JPY	818,336,260	(18)
	7/3/2015	USD	6,687,760	JPY	818,287,562	(417)
	7/3/2015	USD	6,687,759	JPY	818,294,127	(362)
	7/3/2015	USD	1	JPY	122	—
	8/5/2015	JPY	784,567,794	USD	6,414,794	563
	8/5/2015	JPY	784,635,791	USD	6,414,794	7
	8/5/2015	JPY	784,608,330	USD	6,414,795	233
	8/5/2015	JPY	784,603,076	USD	6,414,794	275
	8/5/2015	JPY	784,561,380	USD	6,414,794	615

						$(461,739)

Japan Hedged SmallCap Equity Fund	7/2/2015	JPY	8,500,000	USD	69,468	$4
	7/3/2015	JPY	5,010,029,438	USD	40,389,620	(554,160)
	7/3/2015	JPY	5,010,312,414	USD	40,389,622	(556,470)
	7/3/2015	JPY	5,010,049,633	USD	40,389,620	(554,325)
	7/3/2015	JPY	248	USD	2	—
	7/3/2015	JPY	5,010,312,042	USD	40,389,619	(556,470)
	7/3/2015	JPY	5,010,090,023	USD	40,389,620	(554,655)
	7/3/2015	JPY	1,774,412,319	USD	14,430,692	(70,450)
	7/3/2015	USD	14,430,692	JPY	1,770,813,304	41,037
	7/3/2015	USD	721,535	JPY	88,871,393	4,754
	7/3/2015	USD	40,245,313	JPY	4,924,372,228	(1,555)
	7/3/2015	USD	40,245,313	JPY	4,924,014,045	(4,482)
	7/3/2015	USD	40,245,313	JPY	4,923,949,653	(5,009)
	7/3/2015	USD	40,245,314	JPY	4,924,255,639	(2,509)
	7/3/2015	USD	2	JPY	244	—
	7/3/2015	USD	40,245,313	JPY	4,924,303,811	(2,114)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/5/2015	JPY	4,896,592,351	USD	40,032,509	438
	8/5/2015	JPY	4,896,216,045	USD	40,032,509	3,514
	8/5/2015	JPY	4,896,176,013	USD	40,032,509	3,841
	8/5/2015	JPY	4,896,468,250	USD	40,032,509	1,452
	8/5/2015	JPY	244	USD	2	—
	8/5/2015	JPY	244	USD	2	—
	8/5/2015	JPY	4,896,492,270	USD	40,032,509	1,256

						$(2,805,903)

Japan Hedged Tech, Media and Telecom Fund	7/3/2015	JPY	117,001,627	USD	943,185	$(12,995)
	7/3/2015	JPY	116,993,610	USD	943,185	(12,929)
	7/3/2015	JPY	116,996,440	USD	943,185	(12,952)
	7/3/2015	JPY	116,995,149	USD	943,186	(12,941)
	7/3/2015	JPY	117,001,751	USD	943,186	(12,995)
	7/3/2015	USD	73,000	JPY	8,991,402	481
	7/3/2015	USD	928,585	JPY	113,618,689	(52)
	7/3/2015	USD	928,585	JPY	113,617,946	(58)
	7/3/2015	USD	928,586	JPY	113,624,475	(5)
	7/3/2015	USD	928,586	JPY	113,620,668	(36)
	7/3/2015	USD	928,585	JPY	113,619,060	(49)
	8/5/2015	JPY	110,479,136	USD	903,239	17
	8/5/2015	JPY	110,477,239	USD	903,239	33
	8/5/2015	JPY	110,482,690	USD	903,240	(11)
	8/5/2015	JPY	110,477,361	USD	903,240	33
	8/5/2015	JPY	110,477,781	USD	903,239	28

						$(64,431)

Japan SmallCap Dividend Fund	7/1/2015	JPY	21,000,000	USD	171,381	$(237)

Korea Hedged Equity Fund	7/3/2015	KRW	5,500,530,560	USD	4,941,499	$10,594
	7/3/2015	KRW	5,500,530,832	USD	4,935,425	4,519
	7/3/2015	KRW	5,500,530,832	USD	4,940,345	9,440
	7/3/2015	KRW	5,500,531,107	USD	4,958,337	27,431
	7/3/2015	KRW	5,500,530,832	USD	4,958,337	27,431
	7/3/2015	KRW	150,116,230	USD	134,483	(88)
	7/3/2015	KRW	32,450,000	USD	28,819	(271)
	7/3/2015	KRW	3,612,906,675	USD	3,214,902	(23,858)
	7/3/2015	USD	7,016,259	KRW	7,824,531,767	(2,022)
	7/3/2015	USD	7,014,686	KRW	7,824,531,767	(449)
	7/3/2015	USD	7,000,189	KRW	7,824,531,767	14,048
	7/3/2015	USD	7,001,192	KRW	7,824,531,767	13,046
	8/5/2015	KRW	7,587,411,800	USD	6,791,453	(4,826)
	8/5/2015	KRW	7,587,412,104	USD	6,796,016	(264)
	8/5/2015	KRW	7,587,411,498	USD	6,782,298	(13,981)
	8/5/2015	KRW	7,587,411,800	USD	6,785,987	(10,293)
	8/5/2015	USD	186,284	KRW	208,787,000	733

						$51,190

Middle East Dividend Fund	7/1/2015	KWD	5,450	USD	18,017	$(12)

United Kingdom Hedged Equity Fund	7/2/2015	GBP	1	USD	1	$—
	7/2/2015	GBP	4,580,867	USD	6,988,278	(216,054)
	7/2/2015	GBP	4,580,645	USD	6,988,278	(215,705)
	7/2/2015	GBP	4,578,238	USD	6,984,387	(215,811)
	7/2/2015	GBP	220,290	USD	336,075	(10,375)
	7/2/2015	GBP	220,288	USD	336,074	(10,373)
	7/2/2015	GBP	4,580,669	USD	6,988,278	(215,742)
	7/2/2015	GBP	4,580,645	USD	6,988,278	(215,705)
	7/2/2015	GBP	220,299	USD	336,074	(10,390)
	7/2/2015	GBP	220,301	USD	336,075	(10,392)
	7/2/2015	USD	480,000	GBP	305,628	661
	7/2/2015	USD	7,160,359	GBP	4,552,677	(362)
	7/2/2015	USD	7,160,360	GBP	4,552,683	(353)
	7/2/2015	USD	7,160,359	GBP	4,552,908	2

Notes to Schedule of Investments (unaudited)(continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/2/2015	USD	14,320,720	GBP	9,105,818	4
	8/4/2015	GBP	4,262,938	USD	6,703,125	299
	8/4/2015	GBP	4,262,927	USD	6,703,124	316
	8/4/2015	GBP	4,263,171	USD	6,703,125	(67)
	8/4/2015	GBP	8,526,288	USD	13,406,250	(49)

						$(1,120,096)

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CZK – Czech koruna

DKK - Danish krone

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

HUF – Hungary forint

IDR - Indonesian rupiah

ILS - Israeli New shekel

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

KWD - Kuwaiti dinar

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PHP - Philippine peso

PLN - Polish zloty

SEK - Swedish krona

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish New lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL INCOME TAXES

At June 30, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$53,250,578	$6,579,789	$(4,438,535)	$2,141,254
Australia Dividend Fund	48,930,600	3,645,302	(6,174,548)	(2,529,246)
China Dividend ex-Financials Fund	15,893,235	375,452	(195,228)	180,224
Commodity Country Equity Fund	14,457,156	772,663	(3,333,176)	(2,560,513)
DEFA Equity Income Fund	344,880,053	33,289,498	(27,600,595)	5,688,903
DEFA Fund	652,037,561	95,362,762	(34,899,287)	60,463,475
Dividend ex-Financials Fund	1,172,523,892	120,690,509	(61,076,844)	59,613,665
Earnings 500 Fund	122,634,399	23,142,055	(2,648,116)	20,493,939
Emerging Markets Consumer Growth Fund	20,762,920	2,211,133	(1,819,599)	391,534
Emerging Markets Dividend Growth Fund	44,368,076	2,535,309	(3,369,705)	(834,396)
Emerging Markets Equity Income Fund	2,531,978,260	232,713,558	(501,077,206)	(268,363,648)
Emerging Markets ex-State-Owned Enterprises Fund	2,434,968	177,270	(145,311)	31,959
Emerging Markets SmallCap Dividend Fund	1,351,307,056	232,738,393	(172,921,812)	59,816,581
Equity Income Fund	1,017,974,832	68,711,193	(45,119,986)	23,591,207
Europe Dividend Growth Fund	17,685,126	169,410	(642,812)	(473,402)
Europe Hedged Equity Fund	20,556,202,698	253,551,388	(645,411,495)	(391,860,107)
Europe Hedged SmallCap Equity Fund	223,689,014	7,943,635	(8,015,104)	(71,469)
Europe SmallCap Dividend Fund	1,050,329,556	40,817,039	(69,564,980)	(28,747,941)
Germany Hedged Equity Fund	397,598,820	3,797,299	(22,162,728)	(18,365,429)
Global Equity Income Fund	135,284,775	14,529,228	(6,838,737)	7,690,491
Global ex-U.S. Dividend Growth Fund	86,645,390	9,574,722	(4,069,529)	5,505,193
Global ex-U.S. Hedged Dividend Fund	2,478,183	13,578	(86,673)	(73,095)
Global ex-U.S. Real Estate Fund	136,642,053	12,310,660	(13,668,596)	(1,357,936)
Global ex-U.S. Utilities Fund	28,957,990	2,161,666	(3,669,019)	(1,507,353)
Global Natural Resources Fund	31,987,411	542,713	(7,972,423)	(7,429,710)
India Earnings Fund (consolidated)	2,329,964,954	399,347,666	(196,794,274)	202,553,392
International Dividend ex-Financials Fund	350,078,857	18,740,185	(30,588,580)	(11,848,395)
International Hedged Dividend Growth Fund	370,324,855	6,166,238	(8,535,223)	(2,368,985)
International Hedged SmallCap Dividend Fund	2,484,424	–	(125,492)	(125,492)
International LargeCap Dividend Fund	380,063,437	41,869,049	(20,935,155)	20,933,894
International MidCap Dividend Fund	161,468,615	24,977,879	(6,283,016)	18,694,863
International SmallCap Dividend Fund	1,075,741,499	126,505,730	(56,243,239)	70,262,491
Japan Dividend Growth Fund	2,470,045	31,739	(63,667)	(31,928)
Japan Hedged Capital Goods Fund	3,731,165	106,959	(95,210)	11,749
Japan Hedged Dividend Growth Fund	15,784,613	405,047	(325,269)	79,778
Japan Hedged Equity Fund	17,863,001,404	1,700,887,893	(419,345,011)	1,281,542,882
Japan Hedged Financials Fund	32,782,522	1,625,823	(133,539)	1,492,284
Japan Hedged Health Care Fund	5,715,161	376,244	(98,450)	277,794
Japan Hedged Real Estate Fund	42,660,478	1,796,263	(2,650,800)	(854,537)
Japan Hedged SmallCap Equity Fund	212,046,802	15,560,535	(3,196,925)	12,363,610
Japan Hedged Tech, Media and Telecom Fund	5,313,297	586,226	(221,937)	364,289
Japan SmallCap Dividend Fund	316,902,974	50,136,620	(7,694,116)	42,442,504
Korea Hedged Equity Fund	28,562,516	1,673,645	(2,866,243)	(1,192,598)
LargeCap Dividend Fund	1,708,412,744	199,842,584	(57,865,060)	141,977,524
LargeCap Value Fund	34,572,730	3,434,724	(676,071)	2,758,653
MidCap Dividend Fund	1,795,918,833	151,777,512	(72,886,386)	78,891,126
MidCap Earnings Fund	856,305,617	88,511,744	(30,823,754)	57,687,990
Middle East Dividend Fund	30,641,572	4,178,167	(3,090,123)	1,088,044
SmallCap Dividend Fund	1,470,869,581	147,274,667	(62,145,985)	85,128,682
SmallCap Earnings Fund	536,144,490	57,077,525	(33,388,421)	23,689,104
Total Dividend Fund	476,348,822	85,987,619	(12,290,197)	73,697,422
Total Earnings Fund	106,019,057	16,004,442	(2,655,767)	13,348,675
U.S. Dividend Growth Fund	493,083,884	29,335,734	(14,371,783)	14,963,951
U.S. SmallCap Dividend Growth Fund	33,492,924	2,011,887	(1,525,443)	486,444
United Kingdom Hedged Equity Fund	34,807,350	886,645	(2,528,667)	(1,642,022)

Notes to Schedule of Investments (unaudited)(continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended June 30, 2015 are as follows:

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2015	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$128,370	$10,227	$115,293	$330

Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$19,013	$81,575	$73,786	$24,464	$846

DEFA Equity Income Fund
WisdomTree International LargeCap Dividend Fund	$409,180	$6,692,646	$5,691,584	$1,409,076	$93,991

DEFA Fund
WisdomTree International Dividend ex-Financials Fund	$1,935,496	$9,109,468	$9,732,243	$1,267,181	$135,123

Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$2,992,839	$2,092,236	$3,800,708	$1,312,504	$18,181
WisdomTree MidCap Dividend Fund	3,008,754	2,095,191	3,730,640	1,315,310	18,745

Total	$6,001,593	$4,187,427	$7,531,348	$2,627,814	$36,926

Earnings 500 Fund
WisdomTree Equity Income Fund	$158,834	$534,751	$483,049	$200,968	$3,941

Emerging Markets Equity Income Fund
WisdomTree Global Equity Income Fund	$2,103,933	$1,845,192	$2,231,750	$1,680,263	$24,521

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets Equity Income Fund	$115,388	$8,451,872	$8,234,595	$—	$66,198

Equity Income Fund
WisdomTree Total Dividend Fund	$1,968,955	$1,793,875	$2,846,366	$924,316	$10,807

Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$940,186	$5,062,081	$1,998,599	$3,791,010	$56,350

Global Equity Income Fund
WisdomTree DEFA Equity Income Fund	$108,896	$1,147,840	$1,143,051	$99,025	$14,118
WisdomTree Equity Income Fund	36,948	382,126	383,569	33,722	972

Total	$145,844	$1,529,966	$1,526,620	$132,747	$15,090

Global ex-U.S. Dividend Growth Fund
WisdomTree DEFA Fund	$70,241	$301,077	$343,255	$23,070	$4,678
WisdomTree Emerging Markets Equity Income Fund	47,982	204,196	231,146	15,722	1,605

Total	$118,223	$505,273	$574,401	$38,792	$6,283

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$—	$677,179	$607,589	$43,952	$4,883

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$21,659	$74,130	$87,412	$7,224	$507

Global Natural Resources Fund
WisdomTree Global Equity Income Fund	$8,735	$111,927	$116,246	$3,952	$1,313

International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$217,173	$5,057,364	$4,563,276	$617,926	$81,362

International Hedged SmallCap Dividend Fund[1]
WisdomTree International SmallCap Dividend Fund	$—	$2,517,470	$32,582	$2,358,932	$32,163

Notes to Schedule of Investments (unaudited)(concluded)

International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$531,164	$2,172,584	$1,482,749	$1,192,101	$30,046

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$285,049	$384,580	$485,795	$165,494	$2,601
WisdomTree Japan Hedged Equity Fund	287,065	372,266	484,464	167,310	2,176

Total	$572,114	$756,846	$970,259	$332,804	$4,777

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$3,658,097	$2,866,248	$6,028,023	$653,053	$—
WisdomTree Japan SmallCap Dividend Fund	3,007,859	2,389,231	4,988,844	537,847	—

Total	$6,665,956	$5,255,479	$11,016,867	$1,190,900	$—

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$258,844	$1,346,847	$1,439	$1,575,860	$6,444

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$2,427,941	$5,997,796	$6,163,673	$2,263,547	$27,582

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$34,983	$164,583	$57,699	$139,678	$826
WisdomTree MidCap Earnings Fund	15,154	70,650	24,833	59,761	173

Total	$50,137	$235,233	$82,532	$199,439	$999

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$2,739,441	$4,393,058	$6,179,670	$958,970	$23,876

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$2,841,673	$168,501	$621,726	$2,286,343	$19,235

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$1,781,942	$5,707,581	$4,782,487	$2,664,412	$15,646

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,153,993	$487,566	$287,082	$1,333,466	$3,739

Total Dividend Fund
WisdomTree Total Earnings Fund	$1,129,266	$1,003,762	$2,116,913	$32,067	$3,940

[1]	For the period June 4, 2015 (commencement of operations) through June 30, 2015.

5. SUBSEQUENT EVENTS

Effective July 1, 2015, the WisdomTree China Dividend ex-Financials Fund changed its investment objective and was renamed WisdomTree China ex-State-Owned Enterprises Fund and the Fund ticker was also changed from CHXF to CSXE.

The following Fund name changes for each Fund listed below are effective as of August 31, 2015. The underlying Indexes these Funds are designed to track will reflect the same name changes as the Funds. These are name changes only, there will be no changes to any Fund’s investment objective or strategy.

Prior to August 31, 2015	Effective on August 31, 2015
WisdomTree DEFA Equity Income Fund	WisdomTree International High Dividend Fund
WisdomTree DEFA Fund	WisdomTree International Equity Fund
WisdomTree Emerging Markets Dividend Growth Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets High Dividend Fund
WisdomTree Equity Income Fund	WisdomTree High Dividend Fund
WisdomTree Europe Dividend Growth Fund	WisdomTree Europe Quality Dividend Growth Fund
WisdomTree Global Equity Income Fund	WisdomTree Global High Dividend Fund
WisdomTree Global ex-U.S. Dividend Growth Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
WisdomTree International Hedged Dividend Growth Fund	WisdomTree International Hedged Quality Dividend Growth Fund
WisdomTree Japan Dividend Growth Fund	WisdomTree Japan Quality Dividend Growth Fund
WisdomTree Japan Hedged Dividend Growth Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund
WisdomTree U.S. Dividend Growth Fund	WisdomTree U.S. Quality Dividend Growth Fund
WisdomTree U.S. SmallCap Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 24, 2015

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	August 24, 2015

* Print the name and title of each signing officer under his or her signature.